FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-8090
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact name of registrant as specified in charter)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)
Nicole S. Jones, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Name and address of agent for service)
Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
2010 Main Street
Suite 500
Irvine, CA 92614
Colleen E. Tonn Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
Registrant’s telephone number, including area code: (260) 455-3404
Date of fiscal year end: December 31
Date of reporting period: January 1, 2010 through June 30, 2010

Item 1. Reports to Stockholders
Lincoln Variable Insurance Products Trust:
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Capital Growth Fund
LVIP Cohen & Steers Global Real Estate Fund
LVIP Columbia Value Opportunities Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Foundation Aggressive Allocation Fund
LVIP Delaware Foundation Conservative Allocation Fund
LVIP Delaware Foundation Moderate Allocation Fund
LVIP Delaware Growth and Income Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Global Income Fund
LVIP Janus Capital Appreciation Fund
LVIP JP Morgan High Yield Fund
LVIP Marsico International Growth Fund
LVIP MFS Value Fund
LVIP Mid-Cap Value Fund
LVIP Mondrian International Value Fund
LVIP Money Market Fund
LVIP SSgA S&P 500 Index Fund
LVIP SSgA Small-Cap Index Fund
LVIP SSgA Bond Index Fund
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Small/Mid-Cap 200 Fund
LVIP SSgA International Index Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Templeton Growth Fund
LVIP Turner Mid-Cap Growth Fund
LVIP Wells Fargo Intrinsic Value Fund
LVIP Wilshire Profile Funds:
LVIP Wilshire Conservative Profile Fund
LVIP Wilshire Moderate Profile Fund
LVIP Moderately Aggressive Profile Fund
LVIP Aggressive Profile Fund
LVIP Wilshire Profile Funds:
LVIP 2010 Profile Fund
LVIP 2020 Profile Fund
LVIP 2030 Profile Fund
LVIP 2040 Profile Fund

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Baron Growth Opportunities Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Baron Growth Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$995.80	1.04%	$5.15
Service Class Shares	1,000.00	994.60	1.29%	6.38

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.64	1.04%	$5.21
Service Class Shares	1,000.00	1,018.40	1.29%	6.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	97.02%

Capital Markets	2.59%
Commercial Services & Supplies	3.90%
Construction & Engineering	0.96%
Distributors	1.73%
Diversified Consumer Services	5.64%
Diversified Financial Services	2.71%
Electric Utilities	1.37%
Electrical Equipment	1.01%
Energy Equipment & Services	6.49%
Food & Staples Retailing	0.75%
Food Products	4.26%
Gas Utilities	1.37%
Health Care Equipment & Supplies	7.67%
Health Care Providers & Services	5.36%
Hotels, Restaurants & Leisure	9.41%
Household Durables	0.87%
Household Products	0.80%
Insurance	2.64%
Internet & Catalog Retail	1.61%
Internet Software & Services	2.74%
IT Services	1.28%
Life Sciences Tools & Services	3.96%
Machinery	0.65%
Media	2.11%
Oil, Gas & Consumable Fuels	3.73%
Professional Services	1.20%
Real Estate Investment Trusts	2.22%
Real Estate Management & Development	0.35%
Road & Rail	2.92%
Software	5.57%
Specialty Retail	4.77%
Textiles, Apparel & Luxury Goods	3.50%
Trading Company & Distributors	0.83%
Wireless Telecommunication Services	0.05%

Short-Term Investment	2.81%

Total Value of Securities	99.83%

Receivables and Other Assets Net of Liabilities	0.17%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Edwards Lifesciences	5.11%
DeVry	3.29%
Vail Resorts	2.50%
MSCI Class A	2.46%
Choice Hotels International	2.41%
Strayer Education	2.36%
Mettler-Toledo International	2.35%
Genesee & Wyoming Class A	2.23%
Core Laboratories	2.20%
Community Health Systems	2.17%

Total	27.08%

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.02%
	Capital Markets–2.59%
	Cohen & Steers	98,700	$2,047,038
	Eaton Vance	122,364	3,378,470
†	Financial Engines	64,500	877,200
	Jefferies Group	112,500	2,371,500

			8,674,208

	Commercial Services & Supplies–3.90%
†	Copart	147,000	5,264,070
†	Covanta Holding	25,000	414,750
	Ritchie Brothers Auctioneers	190,700	3,474,554
†	Tetra Tech	200,000	3,922,000

			13,075,374

	Construction & Engineering–0.96%
†	AECOM Technology	140,000	3,228,400

			3,228,400

	Distributors–1.73%
†	LKQ	300,000	5,784,000

			5,784,000

	Diversified Consumer Services–5.64%
	DeVry	210,000	11,022,900
	Strayer Education	38,000	7,899,820

			18,922,720

	Diversified Financial Services–2.71%
†	Interactive Brokers Group Class A	50,000	830,000
†	MSCI Class A	301,473	8,260,360

			9,090,360

	Electric Utilities–1.37%
	ITC Holdings	86,920	4,598,937

			4,598,937

	Electrical Equipment–1.01%
†	Generac Holdings	241,539	3,383,961

			3,383,961

	Energy Equipment & Services–6.49%
†	Atlas Energy	46,400	1,256,048
	Carbo Ceramics	52,639	3,800,009
	Core Laboratories	50,000	7,380,500
†	FMC Technologies	32,500	1,711,450
	Helmerich & Payne	110,000	4,017,200
†	SEACOR Holdings	50,800	3,589,528

			21,754,735

	Food & Staples Retailing–0.75%
†	Whole Foods Market	70,000	2,521,400

			2,521,400

	Food Products–4.26%
	Diamond Foods	90,000	3,699,000
†	Dole Food	330,000	3,441,900
†	Ralcorp Holdings	77,300	4,236,040
†	TreeHouse Foods	64,000	2,922,240

			14,299,180

	Gas Utilities–1.37%
	Southern Union	210,000	4,590,600

			4,590,600

	Health Care Equipment & Supplies–7.67%
†	Edwards Lifesciences	306,000	17,142,120
†	Gen-Probe	75,000	3,406,500
†	IDEXX Laboratories	85,000	5,176,500

			25,725,120

	Health Care Providers & Services–5.36%
†	AMERIGROUP	218,400	7,093,632
†	Community Health Systems	215,000	7,269,150
†	VCA Antech	146,272	3,621,695

			17,984,477

	Hotels, Restaurants & Leisure–9.41%
	Choice Hotels International	267,000	8,066,070
†	Panera Bread Class A	59,000	4,442,110
†	Peet’s Coffee & Tea	122,600	4,814,502
†	Penn National Gaming	175,000	4,042,500
†	Vail Resorts	240,000	8,378,400
	Wynn Resorts	23,950	1,826,667

			31,570,249

	Household Durables–0.87%
†	Mohawk Industries	63,500	2,905,760

			2,905,760

	Household Products–0.80%
	Church & Dwight	42,600	2,671,446

			2,671,446

	Insurance–2.64%
†	Arch Capital Group	80,000	5,960,000
†	Primerica	135,000	2,894,400

			8,854,400

	Internet & Catalog Retail–1.61%
†	Blue Nile	115,000	5,414,200

			5,414,200

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Internet Software & Services–2.74%
†	Equinix	61,550	$4,999,091
†	WebMD Health Class A	90,000	4,178,700

			9,177,791

	IT Services–1.28%
†	Gartner	184,435	4,288,114

			4,288,114

	Life Sciences Tools & Services–3.96%
†	Covance	43,779	2,246,738
†	Mettler-Toledo International	70,493	7,869,134
	Techne	55,000	3,159,750

			13,275,622

	Machinery–0.65%
	Valmont Industries	30,000	2,179,800

			2,179,800

	Media–2.11%
†	Lamar Advertising Class A	80,000	1,961,600
†	Morningstar	120,000	5,102,400

			7,064,000

	Oil, Gas & Consumable Fuels–3.73%
†	Brigham Exploration	100,000	1,538,000
†	Concho Resources	46,438	2,569,415
†	Denbury Resources	294,500	4,311,480
†	Oasis Petroleum	12,360	179,220
	SM Energy	97,000	3,895,520

			12,493,635

	Professional Services–1.20%
†	CoStar Group	81,500	3,162,200
†	IHS Class A	11,300	660,146
	Telvent GIT	12,253	204,625

			4,026,971

	Real Estate Investment Trusts–2.22%
	Alexander’s	12,700	3,847,084
	Alexandria Real Estate Equities	35,000	2,217,950
	American Campus Communities	38,000	1,037,020
	Douglas Emmett	25,000	355,500

			7,457,554

	Real Estate Management & Development–0.35%
†	CB Richard Ellis Group Class A	85,000	1,156,850

			1,156,850

	Road & Rail–2.92%
†	Genesee & Wyoming Class A	200,000	7,462,000
	Landstar System	60,000	2,339,400

			9,801,400

	Software–5.57%
†	ANSYS	130,000	5,274,100
†	Blackboard	45,000	1,679,850
†	Concur Technologies	70,000	2,987,600
	FactSet Research Systems	52,400	3,510,276
	Pegasystems	113,000	3,628,430
†	SS&C Technologies Holdings	100,000	1,603,000

			18,683,256

	Specialty Retail–4.77%
†	CarMax	136,000	2,706,400
†	Dick’s Sporting Goods	244,600	6,088,094
†	J. Crew Group	155,352	5,718,507
†	Lumber Liquidators Holdings	30,000	699,900
†	Penske Auto Group	70,000	795,200

			16,008,101

	Textiles, Apparel & Luxury Goods–3.50%
	Polo Ralph Lauren	70,000	5,107,200
†	Under Armour Class A	200,102	6,629,379

			11,736,579

	Trading Company & Distributors–0.83%
	MSC Industrial Direct Class A	55,000	2,786,300

			2,786,300

	Wireless Telecommunication Services–0.05%
†	SBA Communications Class A	5,120	174,131

			174,131

	Total Common Stock (Cost $227,925,601)		325,359,631

	SHORT-TERM INVESTMENT–2.81%
	Money Market Mutual Fund–2.81%
	Dreyfus Treasury & Agency Cash Management Fund	9,422,509	9,422,509

	Total Short-Term Investment (Cost $9,422,509)		9,422,509

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.83% (Cost $237,348,110)	$334,782,140

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	577,350

NET ASSETS APPLICABLE TO 14,061,651 SHARES OUTSTANDING–100.00%	$335,359,490

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($51,726,880 / 2,154,619 Shares)	$24.007

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($283,632,610 / 11,907,032 Shares)	$23.821

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$271,515,909
Accumulated net realized loss on investments	(33,590,449)
Net unrealized appreciation of investments	97,434,030

Total net assets	$335,359,490

†	Non income producing security.

See accompanying notes

LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$662,787
Foreign tax withheld	(6,621)

656,166

EXPENSES:
Management fees	1,773,576
Distribution expenses-Service Class	373,445
Accounting and administration expenses	81,778
Reports and statements to shareholders	36,071
Professional fees	12,703
Trustees’ fees	5,615
Custodian fees	4,892
Other	6,922

2,295,002
Less expenses waived/reimbursed	(77,038)

Total operating expenses	2,217,964

NET INVESTMENT LOSS	(1,561,798)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	12,974,402
Net change in unrealized appreciation/depreciation of investments	(13,042,101)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(67,699)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,629,497)

See accompanying notes

LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,561,798)	$(2,381,734)
Net realized gain (loss) on investments	12,974,402	(1,512,122)
Net change in unrealized appreciation/depreciation of investments	(13,042,101)	98,353,623

Net increase (decrease) in net assets resulting from operations	(1,629,497)	94,459,767

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,865,693	23,009,741
Service Class	24,132,191	48,965,753

	29,997,884	71,975,494

Cost of shares repurchased:
Standard Class	(7,617,174)	(11,515,604)
Service Class	(29,660,233)	(51,667,442)

	(37,277,407)	(63,183,046)

Increase (decrease) in net assets derived from capital share transactions	(7,279,523)	8,792,448

NET INCREASE (DECREASE) IN NET ASSETS	(8,909,020)	103,252,215
NET ASSETS:
Beginning of period	344,268,510	241,016,295

End of period (there was no undistributed net investment income at either year end)	$335,359,490	$344,268,510

See accompanying notes

LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund
	Standard Class
	Six Months
	Ended				6/5/07[2]
	6/30/10[1]	Year Ended			to
	(Unaudited)	12/31/09		12/31/08	12/31/07

Net asset value, beginning of period	$24.109	$17.386		$29.986	$31.455

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.083)	(0.125)		(0.095)	0.009
Net realized and unrealized gain (loss) on investments	(0.019)	6.848		(11.146)	(1.478)

Total from investment operations	(0.102)	6.723		(11.241)	(1.469)

Less dividends and distributions from:
Net realized gain on investments	—	—		(1.359)	—

Total dividends and distributions	—	—		(1.359)	—

Net asset value, end of period	$24.007	$24.109		$17.386	$29.986

Total return[4]	(0.42% )	38.67%		(38.98% )	(4.67% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,727	$53,680		$28,648	$16,095
Ratio of expenses to average net assets	1.04%	1.04%		1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.08%	1.09%		1.09%	1.08%
Ratio of net investment income (loss) to average net assets	(0.67% )	(0.63%	)	(0.38% )	0.05%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.71% )	(0.68%	)	(0.43% )	0.01%
Portfolio turnover	20%	10%		23%	23% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Service Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09		12/31/08	12/31/07[2]	12/31/06[2]		12/31/05[2]

Net asset value, beginning of period	$23.951	$17.315		$29.944	$32.302	$27.961		$27.053

Income (loss) from investment operations:
Net investment loss[3]	(0.114)	(0.174)		(0.156)	(0.124)	(0.240)		(0.294)
Net realized and unrealized gain (loss) on investments	(0.016)	6.810		(11.114)	1.314	4.581		1.202

Total from investment operations	(0.130)	6.636		(11.270)	1.190	4.341		0.908

Less dividends and distributions from:
Net realized gain on investments	—	—		(1.359)	(3.548)	—		—

Total dividends and distributions	—	—		(1.359)	(3.548)	—		—

Net asset value, end of period	$23.821	$23.951		$17.315	$29.944	$32.302		$27.961

Total return[4]	(0.54% )	38.32%		(39.13% )	3.42%	15.53%		3.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$283,632	$290,589		$212,368	$344,883	$310,952		$292,424
Ratio of expenses to average net assets	1.29%	1.29%		1.29%	1.29%	1.32%		1.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.33%	1.34%		1.34%	1.32%	1.32%		1.34%
Ratio of net investment loss to average net assets	(0.92% )	(0.88%	)	(0.63% )	(0.39% )	(0.77%	)	(1.01%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.96% )	(0.93%	)	(0.68% )	(0.42% )	(0.77%	)	(1.01%	)
Portfolio turnover	20%	10%		23%	23%	12%		19%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Effective June 5, 2007, the Baron Capital Asset Fund (the Baron Fund), a series of the Baron Capital Funds Trust, was reorganized into the Fund. The Service Class shares financial highlights for the periods prior to June 5, 2007 reflect the performance of the Insurance Shares Class of the Baron Fund.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2010 and the years ended December 31, 2009, 2008, and 2007.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies), and other insurance companies for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and medium sized companies with under valued assets or favorable growth prospects. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 — December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2010.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 1.00% of the average daily net assets of the Fund.

BAMCO, Inc. (BAMCO) (Sub-Advisor) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays BAMCO at an annual rate of 0.50% of the Fund’s average daily net assets.

LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $11,862 and $3,433, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$277,489
Distribution fees payable to LFD	61,322

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $33,392,496 and sales of $48,214,255 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $237,394,423. At June 30, 2010, net unrealized appreciation was $97,387,717, of which $105,653,589 related to unrealized appreciation of investments and $8,265,872 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

Level 1

Common Stock	$325,359,631
Short-Term	9,422,509

Total	$334,782,140

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2010 and the year ended December 31, 2009.

LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$271,515,909
Realized gains 1/1/10–6/30/10	12,972,711
Capital loss carryforwards as of 12/31/09	(46,516,847)
Unrealized appreciation of investments	97,387,717

Net assets	$335,359,490

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Paid-in
Investment Loss	Capital

$1,561,798	$(1,561,798)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $24,835,858 expires in 2016 and $21,680,989 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $12,972,711, which may decrease the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	232,855	1,171,261
Service Class	960,609	2,531,825

	1,193,464	3,703,086

Shares repurchased:
Standard Class	(304,755)	(592,522)
Service Class	(1,186,115)	(2,664,012)

	(1,490,870)	(3,256,534)

Net increase (decrease)	(297,406)	446,552

7.	Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

9.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund–12

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation
Protected Bond Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP BlackRock Inflation Protected Bond Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	5
Statement of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Other Fund Information	13

LVIP BlackRock Inflation Protected Bond Fund

Disclosure
     OF FUND EXPENSES
For the Period May 3, 2010* to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 3, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10

Actual*
Standard Class Shares	$1,000.00	$1,012.00	0.57%	$0.93
Service Class Shares	1,000.00	1,011.60	0.82%	1.33

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,021.97	0.57%	$2.86
Service Class Shares	1,000.00	1,020.73	0.82%	4.11

*	The Fund commenced operations on May 3, 2010. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the actual since inception).

**	Expenses paid during period for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Sector Allocation
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Agency Mortgage-Backed Securities	23.84%

Corporate Bonds	0.23%

Sovereign Debt	2.96%

U.S. Treasury Obligations	53.54%

Exchange Traded Fund	9.19%

Short-Term Investment	9.38%

Total Value of Securities	99.14%

Receivables and Other Assets Net of Liabilities	0.86%

Total Net Assets	100.00%

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Principal		Value
		Amount°		(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES–23.84%
	Fannie Mae S.F. 30 yr 4.50% 6/1/40		8,200,000	$8,512,880
	Freddie Mac S.F. 30 yr 4.50% 6/1/40		8,200,000	8,506,475
	GNMA S.F. 30 yr 4.50% 3/15/39		8,118,762	8,475,735

	Total Agency Mortgage-Backed Securities
	(Cost $25,303,941)			25,495,090

	CORPORATE BONDS–0.23%
	Capital Markets–0.13%
•	Morgan Stanley 4.51% 3/5/18		143,000	131,188

				131,188

	Insurance–0.10%
•	Prudential Financial 4.14% 6/10/15		114,000	110,626

				110,626

	Total Corporate Bonds (Cost $250,302)			241,814

	SOVEREIGN DEBT–2.96%
	Germany–2.96%
	Deutschland Republic Inflation Linked 1.50% 4/15/16	EUR	2,443,973	3,168,648

	Total Sovereign Debt (Cost $3,193,339)			3,168,648

	U.S. TREASURY OBLIGATIONS–53.54%
	U.S. Treasury Inflation Index Bonds
	1.75% 1/15/28		5,151,119	5,238,044
	2.00% 1/15/26		2,998,659	3,179,281
	2.125% 2/15/40		2,851,454	3,134,594
	2.375% 1/15/25		4,516,406	5,022,736
	2.375% 1/15/27		2,989,103	3,319,307
	3.375% 4/15/32		368,466	480,877
	3.625% 4/15/28		20,219	26,229
	3.875% 4/15/29		251,967	338,915
	U.S. Treasury Inflation Index Notes
	¥ 0.50% 4/15/15		1,735,316	1,760,396
	0.625% 4/15/13		1,753,431	1,791,102
	1.375% 7/15/18		3,321,102	3,446,683
	1.375% 1/15/20		22,179	22,746
	1.625% 1/15/15		182,678	193,068
	1.625% 1/15/18		1,269,569	1,339,791
	1.875% 7/15/15		2,252,828	2,416,685
	1.875% 7/15/19		1,082,292	1,161,942
	2.00% 4/15/12		1,783,421	1,848,906
	2.00% 1/15/14		1,657,717	1,767,541
	2.00% 7/15/14		4,146,303	4,453,391
	2.125% 1/15/19		934,177	1,020,880
	2.375% 1/15/17		2,140,479	2,365,730
	2.50% 7/15/16		1,392,568	1,551,407
	2.625% 7/15/17		2,208,948	2,494,558
	3.00% 7/15/12		4,744,552	5,051,092
	3.375% 1/15/12		3,634,199	3,833,513

	Total U.S. Treasury Obligations (Cost $56,812,710)			57,259,414

		Number of
		Shares

	EXCHANGE TRADED FUND–9.19%
	BlackRock Liquidity Funds TempFund Portfolio		9,824,265	9,824,265

	Total Exchange Traded Fund (Cost $9,824,265)			9,824,265

	SHORT-TERM INVESTMENT–9.38%
	Money Market Mutual Fund–9.38%
	Dreyfus Treasury & Agency Cash Management Fund		10,035,735	10,035,735

	Total Short-Term Investment (Cost $10,035,735)			10,035,735

TOTAL VALUE OF SECURITIES–99.14% (Cost $105,420,292)	106,024,966

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.86%	920,828

NET ASSETS APPLICABLE TO 10,567,847 SHARES OUTSTANDING–100.00%	$106,945,794

NET ASSET VALUE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($106,935,678 / 10,566,847 Shares)	$10.120

NET ASSET VALUE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($10,116 / 1,000 Shares)	$10.116

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unauthorization-no par)	$105,679,938
Undistributed net investment income	531,176
Accumulated net realized loss on investments	(131,153)
Net unrealized appreciation of investments and foreign currencies	865,833

Total net assets	$106,945,794

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

EUR–European Monetary Unit
USD–United States Dollar

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)

¥	Fully or partially pledged as collateral for futures contracts.

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.

Summary of Abbreviations:
GNMA –Government National Mortgage Association
S.F. –Single Family
yr– Year

1The following foreign currency exchange contracts, financial futures contracts and swap contract were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)

EUR	(520)	USD	634	7/1/10	$(2)
EUR	(2,600,000)	USD	3,201,287	7/14/10	21,395

					$21,393

Financial Futures Contracts

				Unrealized
				Appreciation
Contracts to Buy (Sell)	Notional Cost	Notional Value	Expiration Date	(Depreciation)

(26) Euro Bobl	$(3,858,005)	$(3,834,322)	9/8/10	$23,683
(8) U.S. Long Bond	(1,001,880)	(1,020,000)	9/21/10	(18,120)
(157) U.S. Treasury 5 yr Notes	(18,376,007)	(18,581,195)	9/30/10	(205,188)
47 U.S. Treasury 10 yr Notes	5,701,388	5,759,703	9/30/10	58,315

	$(17,534,504)	$(17,675,814)		$(141,310)

Swap Contract

Index Swap

Notional	Expiration		Unrealized
Value	Date	Description	Appreciation

$33,731,035	7/19/10	Agreement with Barclays to receive the notional amount multiplied by the Barclays Capital TIPS Index (LBUTTRUU) Daily Index Levels and to pay the notional amount multiplied by the fixed rate of 0.44844%.	$386,594

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations
May 3, 2010* to June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$630,509
Dividends	98

630,607

EXPENSES:
Management fees	76,841
Accounting and administration expenses	8,075
Professional fees	7,171
Reports and statements to shareholders	5,481
Custodian fees	444
Trustees’ fees	302
Distribution expenses–Service Class	4
Other	1,034

99,352
Less expenses waived/reimbursed	(2,016)

Total operating expenses	97,336

NET INVESTMENT INCOME	533,271

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(33,723)
Futures contracts	(97,430)
Foreign currencies	(2,095)

Net realized loss	(133,248)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	865,833

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	732,585

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,265,856

*Date of commencement of operations.

See accompanying notes

LVIP BlackRock Inflation Protected Bond Fund
Statement of Changes in Net Assets

5/3/10*
to
6/30/10
(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$533,271
Net realized loss on investments and foreign currencies	(133,248)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	865,833

Net increase in net assets resulting from operations	1,265,856

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	109,836,287
Service Class	10,000

109,846,287

Cost of shares repurchased:
Standard Class	(4,166,349)

(4,166,349)

Increase in net assets derived from capital share transactions	105,679,938

NET INCREASE IN NET ASSETS	106,945,794
NET ASSETS:
Beginning of period	—

End of period (including undistributed net investment income of $531,176)	$106,945,794

*Date of commencement of operations.

See accompanying notes

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was follows:

	LVIP BlackRock Inflation Protected Bond Fund
	Standard Class	Service Class
	5/3/10[1]	5/3/10[1]
	to	to
	6/30/10	6/30/10
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.053	0.049
Net realized and unrealized gain on investments and foreign currencies	0.067	0.067

Total from investment operations	0.120	0.116

Net asset value, end of period	$10.120	$10.116

Total return[3]	1.20%	1.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,936	$10
Ratio of expenses to average net assets	0.57%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.58%	0.83%
Ratio of net investment income to average net assets	3.12%	2.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.11%	2.86%
Portfolio turnover	691%	691%

[1]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for period May 3, 2010 through June 30, 2010.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the average daily net assets of the Fund and 0.40% of the average daily net assets in excess of $500 million.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates (continued)

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.57% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

BlackRock Financial Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.15% for the first $100 million of the Fund’s average daily net assets; 0.08% of the next $400 million; and 0.05% of the Fund’s average daily net assets in excess of $500 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the period May 3, 2010 to June 30, 2010, fees for administrative and support services amounted to $537 and $1,132, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$38,247
Distribution fees payable to LFD	2

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the period May 3, 2010 through June 30, 2010, the Fund made purchases of $39,002,896 of investment securities other than U.S. government securities and short-term investments. For the period May 3, 2010 through June 30, 2010, the Fund made purchases of $164,934,837 and sales of $108,402,157 of long-term U.S. government securities.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $105,424,102. At June 30, 2010, net unrealized appreciation was $600,864, of which $753,692 related to unrealized appreciation of investments and $152,828 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$25,495,090	$25,495,090
Corporate Debt	—	241,814	241,814
Foreign Debt	—	3,168,648	3,168,648
Investment Companies	9,824,265	—	9,824,265
U.S. Treasury Obligations	—	57,259,414	57,259,414
Short-Term	10,035,735	—	10,035,735

Total	$19,860,000	$86,164,966	$106,024,966

Foreign Currency Exchange Contracts	$—	$21,393	$21,393

Financial Futures Contracts	$—	$(141,310)	$(141,310)

Swap Contracts	$—	$386,594	$386,594

There were no Level 3 securities at the end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the period May 3, 2010 through June 30, 2010.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$105,679,938
Undistributed ordinary income	547,109
Realized losses 5/3/10-6/30/10	(268,653)
Unrealized appreciation on investments and foreign currencies	987,400

Net assets	$106,945,794

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of foreign currency contracts and financial futures contracts, and tax treatment of swap contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the period May 3, 2010 through June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(2,095)
Accumulated net realized loss	2,095

LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

5/3/10*
to
6/30/10

Shares sold:
Standard Class	10,983,039
Service Class	1,000

10,984,039

Shares repurchased:
Standard Class	(416,192)

(416,192)

Net increase	10,567,847

*	Date of commencement of operations.

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts–The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps.  An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, and interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

Index Swaps.  Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps.  A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally.  Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of June 30, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign exchange contracts (Forward Currency Contracts)	Receivables and other assets net of liabilities	$21,393	Liabilities net of receivables and other assets	$—
Interest rate contracts (Futures)	Receivables and other assets net of liabilities	81,998	Liabilities net of receivables and other assets	(223,308)
Credit contracts (Swaps)	Receivables and other assets net of liabilities	386,594	Liabilities net of receivables and other assets	—

Total		$489,985		$(223,308)

LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

The effect of derivative instruments on the statements of operations for the period May 3, 2010 through June 30, 2010 was a follows:

			Change in Unrealized
		Realized Gain or	Appreciation or
	Location of Gain or Loss	Loss on Derivatives	Depreciation on Derivatives
	on Derivatives Recognized in Income	Recognized in Income	Recognized in Income
Foreign exchange contracts (Forward Currency Contracts)	Net realized gain on foreign currencies/net unrealized appreciation/depreciation of investments and foreign currencies	$19,017	$21,393

Financial futures contracts (Futures)	Net realized loss on futures contracts/net unrealized appreciation/depreciation of investments and foreign currencies	(97,430)	(141,310)

Credit contracts (Swaps)	Net realized loss on swap contracts/net unrealized appreciation/depreciation of investments and foreign currencies	—	386,594

Total		$(78,413)	$266,677

8.	Credit and Market Risk
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund
Other Fund Information

Approval of Investment Management Agreement and Sub-Advisory Agreement
On December 7 and 8, 2009, the Board of Trustees of Lincoln Variable Insurance Products Trust (“Trust”) met to consider the organization and offering of a proposed new series of the Trust, the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”), including the appointment of Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser, and the appointment of a sub-adviser for the Fund. The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (individually, “Lincoln Life,” and together with LIAC, “Fund Management”) and the proposed sub-adviser. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board of Trustees. Upon receiving the report of the Independent Trustees, the Board of Trustees adopted the considerations and conclusions of the Independent Trustees.

Approval of Investment Management Agreement with LIAC
In considering the approval of the investment management agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel, resources, compliance and oversight of the sub-adviser and that LIAC serves as investment adviser for the currently existing series of the Trust. The Board reviewed the services to be provided by LIAC in serving as investment adviser and overseeing the sub-adviser, the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters.

The Board considered that LIAC would delegate day-to-day portfolio management responsibility to the sub-adviser with respect to the Fund. The Board considered that the Trust’s Chief Compliance Officer had reviewed the written compliance policies and procedures of the sub-adviser, including the assessment of its compliance program required under Rule 38a-l of the 1940 Act, and its code of ethics.

The Board also considered that Lincoln Life would provide administrative services for the Fund as it does for the existing series of the Trust and that certain Lincoln personnel would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the proposed management fee rates and estimated expense ratio for the Fund. The Board also compared the management fee to the average, high and low management fees in the Morningstar peer group provided by Fund Management for the Fund, and noted that the proposed management fee was below or within range of the average fee in the Morningstar peer group provided. The Board concluded that the proposed advisory fee schedule, which includes breakpoints for the Fund, was reasonable.

The Board also reviewed the pro forma profitability analysis to LIAC and for the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not expected to be unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of fund investors. The Board noted that the advisory fee schedule for the Fund included breakpoints. Because the Fund is newly organized, the Board determined to review economies of scale in the future after the Fund had commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the Fund, and noted that affiliates of LIAC provide various services to other series of the Trust and are proposed to provide similar services to the Fund. The Board also noted that Lincoln Life may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from other series of the Trust by Lincoln Life holding fund shares on behalf of contract holders.

Approval of Sub-Advisory Agreement with BlackRock
In considering the approval of the proposed sub-advisory agreement between BlackRock Financial Management, Inc. (“BlackRock”) and LIAC, on behalf of the Fund, the Board considered the nature, extent and quality of services proposed to be provided by BlackRock under the sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other series of the Trust. The Board reviewed the materials provided by Fund Management regarding the criteria used in selecting a sub-adviser for the Fund, including managers with prior experience in the inflation protected bond asset class and compliance with the diversification requirements under the Internal Revenue Code.

The Board considered the materials provided and information reviewed in an in-person presentation by BlackRock that described the inflation protected bond investment philosophy and process, portfolio management team and investment results of a composite in the same strategy as that proposed for the Fund, compared to the Barclays Capital Global Real: US TIPS Index. The Board reviewed the background of the investment professionals proposed to service the Fund, the resources of BlackRock and information provided regarding portfolio manager compensation, trading and brokerage arrangements, and compliance and regulatory matters. The Board concluded that the services to be provided by BlackRock were expected to be satisfactory.

With respect to Blackrock’s estimated profitability as sub-adviser, the Board considered that the rate of the proposed sub-advisory fee was negotiated at arm’s length between LIAC and BlackRock, an unaffiliated third party, and that LIAC would compensate BlackRock from its fee and concluded the proposed sub-advisory fee was reasonable.

LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund
Other Fund Information (continued)

Overall Conclusions
Based on all of the information considered and the conclusions reached, the Board determined that the terms of the investment management agreement and the sub-advisory agreement for the Fund are fair and reasonable, and that the approval of each such agreement is in the best interests of the Trust. The Board unanimously approved the investment management agreement and the sub-advisory agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund–14

LVIP Capital Growth Fund

LVIP Capital Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Capital Growth Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Capital Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$894.70	0.79%	$3.71
Service Class Shares	1,000.00	893.60	1.04%	4.88

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.88	0.79%	$3.96
Service Class Shares	1,000.00	1,019.64	1.04%	5.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	96.72%

Aerospace & Defense	3.47%
Air Freight & Logistics	0.55%
Auto Components	1.60%
Automobiles	2.79%
Biotechnology	1.02%
Building Products	0.95%
Capital Markets	4.69%
Chemicals	0.38%
Commercial Banks	3.73%
Communications Equipment	6.66%
Computers & Peripherals	12.52%
Energy Equipment & Services	2.51%
Health Care Equipment & Supplies	1.00%
Hotels, Restaurants & Leisure	2.47%
Household Durables	0.14%
Industrial Conglomerates	2.20%
Insurance	3.44%
Internet & Catalog Retail	1.17%
Internet Software & Services	4.95%
IT Services	2.72%
Machinery	7.55%
Media	1.31%
Metals & Mining	2.63%
Multiline Retail	2.36%
Oil, Gas & Consumable Fuels	1.86%
Pharmaceuticals	0.83%
Semiconductors & Semiconductor Equipment	7.22%
Software	9.49%
Specialty Retail	2.34%
Textiles, Apparel & Luxury Goods	2.17%

Short-Term Investment	2.46%

Total Value of Securities	99.18%

Receivables and Other Assets Net of Liabilities	0.82%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	5.40%
Cisco Systems	4.27%
NetApp	3.37%
Microsoft	3.34%
Oracle	3.30%
Hartford Financial Services Group	3.05%
Intel	2.62%
Wells Fargo	2.54%
EMC	2.50%
Google Class A	2.36%

Total	32.75%

LVIP Capital Growth Fund–2

LVIP Capital Growth Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–96.72%
	Aerospace & Defense–3.47%
	Boeing	46,250	$2,902,188
	Honeywell International	45,110	1,760,643
	Precision Castparts	13,750	1,415,150

			6,077,981

	Air Freight & Logistics–0.55%
	FedEx	13,740	963,311

			963,311

	Auto Components–1.60%
	Johnson Controls	104,370	2,804,422

			2,804,422

	Automobiles–2.79%
†	Ford Motor	236,480	2,383,718
	Harley-Davidson	112,320	2,496,874

			4,880,592

	Biotechnology–1.02%
†	Celgene	35,190	1,788,356

			1,788,356

	Building Products–0.95%
	Masco	155,250	1,670,490

			1,670,490

	Capital Markets–4.69%
	Ameriprise Financial	66,060	2,386,748
	Goldman Sachs Group	29,900	3,924,972
±	UBS	143,600	1,902,387

			8,214,107

	Chemicals–0.38%
	Mosaic	16,930	659,931

			659,931

	Commercial Banks–3.73%
	Itau Unibanco Holding ADR	92,415	1,664,394
	SunTrust Banks	18,100	421,730
	Wells Fargo	173,880	4,451,328

			6,537,452

	Communications Equipment–6.66%
†	Cisco Systems	351,110	7,482,154
†	Juniper Networks	113,190	2,582,996
	QUALCOMM	48,670	1,598,323

			11,663,473

	Computers & Peripherals–12.52%
†	Apple	37,640	9,467,590
†	Dell	180,210	2,173,333
†	EMC	239,520	4,383,216
†	NetApp	158,240	5,903,934

			21,928,073

	Energy Equipment & Services–2.51%
	National Oilwell Varco	34,790	1,150,505
	Schlumberger	58,590	3,242,371

			4,392,876

	Health Care Equipment & Supplies–1.00%
	Covidien	43,600	1,751,848

			1,751,848

	Hotels, Restaurants & Leisure–2.47%
	International Game Technology	106,410	1,670,637
†	MGM MIRAGE	138,360	1,333,790
	Starbucks	54,660	1,328,238

			4,332,665

	Household Durables–0.14%
	DR Horton	24,510	240,933

			240,933

	Industrial Conglomerates–2.20%
	3M	32,510	2,567,965
	Siemens ADR	14,310	1,281,174

			3,849,139

	Insurance–3.44%
	Hartford Financial Services Group	241,490	5,344,174
	Progressive	36,160	676,915

			6,021,089

	Internet & Catalog Retail–1.17%
†	Amazon.com	3,170	346,354
†	priceline.com	9,680	1,708,907

			2,055,261

	Internet Software & Services–4.95%
†	eBay	180,880	3,547,057
†	Google Class A	9,300	4,138,035
†	VeriSign	37,120	985,536

			8,670,628

	IT Services–2.72%
	Accenture Class A	34,620	1,338,063
†	Cognizant Technology Solutions Class A	36,590	1,831,695
	Western Union	106,900	1,593,879

			4,763,637

	Machinery–7.55%
	Caterpillar	13,570	815,150
	Cummins	31,450	2,048,339
	Eaton	25,370	1,660,213
	Illinois Tool Works	55,480	2,290,214
	Ingersoll-Rand	80,650	2,781,619
	PACCAR	91,110	3,632,555

			13,228,090

LVIP Capital Growth Fund–3

LVIP Capital Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Media–1.31%
	News Class A	192,500	$2,302,300

			2,302,300

	Metals & Mining–2.63%
	Barrick Gold	44,900	2,038,910
	BHP Billiton ADR	25,880	1,604,301
	Freeport-McMoRan Copper & Gold Class B	16,210	958,497

			4,601,708

	Multiline Retail–2.36%
†	Kohl’s	47,130	2,238,675
	Target	38,670	1,901,404

			4,140,079

	Oil, Gas & Consumable Fuels–1.86%
	Consol Energy	46,210	1,560,050
	EOG Resources	17,280	1,699,833

			3,259,883

	Pharmaceuticals–0.83%
	Teva Pharmaceutical Industries ADR	28,020	1,456,760

			1,456,760

	Semiconductors & Semiconductor Equipment–7.22%
	Altera	94,420	2,342,560
	Analog Devices	78,110	2,176,145
	Intel	235,600	4,582,420
†	Rovi	29,710	1,126,306
	Texas Instruments	103,540	2,410,411

			12,637,842

	Software–9.49%
†	BMC Software	102,059	3,534,303
†	Citrix Systems	34,300	1,448,489
	Microsoft	254,200	5,849,142
	Oracle	269,560	5,784,758

			16,616,692

	Specialty Retail–2.34%
	Lowe’s	106,820	2,181,264
	Staples	100,550	1,915,478

			4,096,742

	Textiles, Apparel & Luxury Goods–2.17%
	Coach	50,090	1,830,790
	Polo Ralph Lauren	27,080	1,975,756

			3,806,546

	Total Common Stock (Cost $171,073,428)		169,412,906

	SHORT-TERM INVESTMENT–2.46%
	Money Market Mutual Fund–2.46%
	Dreyfus Treasury & Agency Cash Management Fund	4,310,729	4,310,729

	Total Short-Term Investment (Cost $4,310,729)		4,310,729

TOTAL VALUE OF SECURITIES–99.18% (Cost $175,384,157)	173,723,635

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.82%	1,444,401

NET ASSETS APPLICABLE TO 9,094,677 SHARES OUTSTANDING–100.00%	$175,168,036

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND STANDARD CLASS ($93,322,151 / 4,842,409 Shares)	$19.272

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND SERVICE CLASS ($81,845,885 / 4,252,268 Shares)	$19.248

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$249,945,765
Undistributed net investment income	400,730
Accumulated net realized loss on investments	(73,519,252)
Net unrealized depreciation of investments and foreign currencies	(1,659,207)

Total net assets	$175,168,036

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $1,902,387, which represented 1.09% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”
†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP Capital Growth Fund–4

LVIP Capital Growth Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$835,091
Foreign tax withheld	(8,055)

827,036

EXPENSES:
Management fees	661,670
Distribution expenses-Service Class	93,173
Accounting and administration expenses	41,876
Reports and statements to shareholders	18,748
Professional fees	10,653
Custodian fees	2,973
Trustees’ fees	2,819
Other	4,437

836,349
Less expenses waived/reimbursed	(24,167)

Total operating expenses	812,182

NET INVESTMENT INCOME	14,854

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	6,766,483
Foreign currencies	215

Net realized gain	6,766,698
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(27,836,344)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(21,069,646)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,054,792)

See accompanying notes

LVIP Capital Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,854	$750,548
Net realized gain (loss) on investments and foreign currencies	6,766,698	(30,449,749)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(27,836,344)	76,828,788

Net increase (decrease) in net assets resulting from operations	(21,054,792)	47,129,587

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(329,492)
Service Class	—	(29,982)

	—	(359,474)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,337,694	12,255,672
Service Class	36,334,229	43,711,116
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	329,492
Service Class	—	29,982

	38,671,923	56,326,262

Cost of shares repurchased:
Standard Class	(10,554,089)	(83,410,793)
Service Class	(3,032,216)	(2,320,799)

	(13,586,305)	(85,731,592)

Increase (decrease) in net assets derived from capital share transactions	25,085,618	(29,405,330)

NET INCREASE IN NET ASSETS	4,030,826	17,364,783
NET ASSETS:
Beginning of period	171,137,210	153,772,427

End of period (including undistributed net investment income of $400,730 and $385,661, respectively)	$175,168,036	$171,137,210

See accompanying notes

LVIP Capital Growth Fund–5

LVIP Capital Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Capital Growth Fund Standard Class
	Six Months
	Ended
	6/30/10			Year Ended
	(Unaudited)[2]	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$21.540	$16.019	$27.511	$23.586	$22.507	$21.513

Income (loss) from investment operations:
Net investment income[3]	0.013	0.094	0.068	0.045	0.029	—
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.281)	5.490	(11.511)	3.906	1.051	1.021

Total from investment operations	(2.268)	5.584	(11.443)	3.951	1.080	1.021

Less dividends and distributions from:
Net investment income	—	(0.063)	(0.049)	(0.026)	(0.001)	(0.027)

Total dividends and distributions	—	(0.063)	(0.049)	(0.026)	(0.001)	(0.027)

Net asset value, end of period	$19.272	$21.540	$16.019	$27.511	$23.586	$22.507

Total return[4]	(10.53% )	34.87%	(41.59% )	16.76%	4.80%	4.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,322	$112,475	$145,464	$262,609	$165,411	$174,988
Ratio of expenses to average net assets	0.79%	0.78%	0.78%	0.78%	0.80%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expenses paid indirectly	0.82%	0.83%	0.81%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets	0.12%	0.52%	0.31%	0.18%	0.13%	0.00%	[5]
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expenses paid indirectly	0.09%	0.47%	0.28%	0.16%	0.13%	0.00%	[5]
Portfolio turnover	70%	102%	106%	104%	89%	77%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Capital Growth Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	The ratio calculates to less than 0.005%.

See accompanying notes

LVIP Capital Growth Fund–6

LVIP Capital Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Capital Growth Fund Service Class
	Six Months
	Ended			4/30/07[2]
	6/30/10	Year Ended		to
	(Unaudited)[1]	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$21.539	$16.020	$27.494	$24.406

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.014)	0.047	0.018	(0.027)
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.277)	5.484	(11.492)	3.115

Total from investment operations	(2.291)	5.531	(11.474)	3.088

Less dividends and distributions from:
Net investment income	—	(0.012)	—	—

Total dividends and distributions	—	(0.012)	—	—

Net asset value, end of period	$19.248	$21.539	$16.020	$27.494

Total return[4]	(10.64% )	34.53%	(41.73% )	12.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,846	$58,662	$8,308	$1,989
Ratio of expenses to average net assets	1.04%	1.03%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expenses paid indirectly	1.07%	1.08%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets	(0.13% )	0.27%	0.06%	(0.15%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expenses paid indirectly	(0.16% )	0.22%	0.03%	(0.18%	)
Portfolio turnover	70%	102%	106%	104%	[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Capital Growth Fund–7

LVIP Capital Growth Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Capital Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital growth.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more- likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,588 for the six months ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period ended June 30, 2010.

LVIP Capital Growth Fund–8

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% on the first $100 million of the average daily net assets of the Fund; 0.70% on the next $150 million; 0.65% on the next $750 million; and 0.60% on average daily net assets in excess of $1 billion.

Effective April 30, 2010, LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.81% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund. Prior to April 30, 2010, LIAC had contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceeded 0.78% of average daily net assets of the Fund.

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.45% of the first $100 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $100 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $6,032 and $1,735, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$108,836
Distribution fees payable to LFD	17,296

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $81,575,327 and sales of $60,855,760 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $178,027,655. At June 30, 2010, net unrealized depreciation was $4,304,020, of which $11,252,461 related to unrealized appreciation of investments and $15,556,481 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Capital Growth Fund–9

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total
Common Stock	$167,510,519	$1,902,387	$169,412,906
Short-Term	4,310,729	—	4,310,729

Total	$171,821,248	$1,902,387	$173,723,635

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$359,474

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$249,945,765
Undistributed ordinary income	400,730
Realized gains 1/1/10–6/30/10	3,336,871
Capital loss carryforwards as of 12/31/09	(74,212,625)
Unrealized depreciation of investments and foreign currencies	(4,302,705)

Net assets	$175,168,036

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded the following reclassifications:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$215	$(215)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $14,024,321 expires in 2011, $19,364,659 expires in 2016 and $40,823,645 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $3,336,871, which may reduce the capital loss carryforwards.

LVIP Capital Growth Fund–10

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	107,378	702,890
Service Class	1,669,162	2,331,760
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	15,746
Service Class	—	1,433

	1,776,540	3,051,829

Shares repurchased:
Standard Class	(486,712)	(4,577,610)
Service Class	(140,427)	(128,266)

	(627,139)	(4,705,876)

Net increase (decrease)	1,149,401	(1,654,047)

7.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Capital Growth Fund–11

LVIP Cohen & Steers Global Real Estate Fund

LVIP Cohen & Steers
Global Real Estate Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Cohen & Steers Global Real Estate Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Cohen & Steers Global Real Estate Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$939.80	0.86%	$4.14
Service Class Shares	1,000.00	938.80	1.11%	5.34

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.53	0.86%	$4.31
Service Class Shares	1,000.00	1,019.29	1.11%	5.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Cohen & Steers Global Real Estate Fund–1

LVIP Cohen & Steers Global Real Estate Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2010

Percentage
Country	of Net Assets

Common Stock	98.03%

Australia	10.49%
Austria	0.26%
Brazil	1.11%
Canada	3.40%
Finland	0.73%
France	3.35%
Germany	0.14%
Hong Kong	18.71%
Japan	8.44%
Netherlands	0.79%
Norway	0.27%
Singapore	4.32%
Sweden	1.05%
United Kingdom	5.29%
United States	39.68%

Warrant	0.00%

Short-Term Investment	1.81%

Total Value of Securities	99.84%

Receivables and Other Assets Net of Liabilities	0.16%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Diversified REITs	11.41%
Health Care Providers & Services	1.25%
Hotel, Resorts & Cruise Lines	2.07%
Industrial REITs	3.31%
Office REITs	8.22%
Real Estate Management & Development	35.93%
Residential REITs	7.97%
Retail REITs	19.50%
Specialized REITs	8.37%

Total	98.03%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Simon Property Group	5.31%
Sun Hung Kai Properties	5.03%
Westfield Group	3.65%
Mitsubishi Estate	2.99%
Hongkong Land Holdings	2.81%
Unibail-Rodamco	2.72%
Stockland	2.49%
Mitsui Fudosan	2.41%
Wharf Holdings	2.09%
Public Storage	1.97%

Total	31.47%

Abbreviations:
REITs–Real Estate Investment Trusts

LVIP Cohen & Steers Global Real Estate Fund–2

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.03%Δ
	Australia–10.49%
±	Commonwealth Property Office Fund	787,683	$611,654
±	Dexus Property Group	3,410,070	2,187,132
±	FKP Property Group	869,580	490,012
±	Goodman Group	4,003,462	2,116,469
±	GPT Group	650,806	1,518,813
=@†	GPT Group In-Specie	4,536,115	0
±	Mirvac Group	1,848,818	2,018,134
±	Stockland	1,647,995	5,112,314
±	Westfield Group	739,435	7,510,394

			21,564,922

	Austria–0.26%
±	Atrium European Real Estate	123,487	531,289

			531,289

	Brazil–1.11%
	BR Malls Participacoes	47,123	619,256
	BR Properties	238,671	1,666,069

			2,285,325

	Canada–3.40%
	Boardwalk Real Estate Investment Trust	82,013	3,086,371
	Brookfield Properties	148,210	2,080,868
	Primaris Retail Real Estate Investment Trust	92,756	1,521,390
	RioCan REIT	17,328	309,934

			6,998,563

	Finland–0.73%
±	Sponda	502,713	1,510,806

			1,510,806

	France–3.35%
±	Icade	15,209	1,283,744
±	Unibail-Rodamco	34,352	5,599,220

			6,882,964

	Germany–0.14%
±†	Deutsche Wohnen	3,632	28,427
±†	IVG Immobilien	42,919	256,860

			285,287

■	Hong Kong–18.71%
±	China Overseas Land & Investment	1,318,160	2,456,064
±	China Resources Land	518,000	973,929
±	Glorious Property Holdings	4,134,551	1,177,314
±	Great Eagle Holdings	178,807	454,531
±	Hang Lung Properties	720,700	2,756,551
±	Henderson Land Development	192,038	1,124,742
±	Hongkong Land Holdings	1,169,600	5,781,356
±	Hysan Development	425,231	1,202,033
±	Kerry Properties	204,000	881,444
±	KWG Property Holding	1,521,562	935,695
±	New World Development	2,375,007	3,855,580
±	Shagri-La Asia	1,208,408	2,230,308
±	Sun Hung Kai Properties	755,443	10,331,089
±	Wharf Holdings	888,000	4,301,835

			38,462,471

	Japan–8.44%
±	DA Office Investment	199	441,858
±	Goldcrest	34,242	591,978
±	Japan Prime Realty Investment	420	884,972
±	Japan Real Estate Investment	17	138,514
±	Kenedix Realty Investment	209	582,173
±	Mitsubishi Estate	442,000	6,155,121
±	Mitsui Fudosan	355,620	4,951,086
±	Nippon Building Fund	223	1,769,901
±	Orix JREIT	18	74,769
±	Sumitomo Realty & Development	91,000	1,546,703
±	Tokyu Land	65,000	227,282

			17,364,357

	Netherlands–0.79%
±	Corio	33,397	1,621,924

			1,621,924

	Norway–0.27%
±	Norwegian Property	421,145	550,092

			550,092

	Singapore–4.32%
±	Ascendas Real Estate Investment Trust	768,000	991,673
±	CapitaCommerical Trust	2,725,000	2,360,066
±	CapitaLand	1,052,069	2,682,333
±	CapitaMalls Asia	698,000	1,043,452
±	Keppel Land	653,025	1,801,738

			8,879,262

	Sweden–1.05%
±	Fabege	278,871	1,652,228
±	Wihlborgs Fastigheter	26,671	505,404

			2,157,632

	United Kingdom–5.29%
±	British Land	312,784	2,020,004
±	Derwent London	76,373	1,419,761
±	Great Portland Estates	218,792	942,537
±	Hammerson	497,454	2,533,896
±	Land Securities Group	467,880	3,874,751
±†	Unite Group	33,741	87,125

			10,878,074

	United States–39.68%
	Apartment Investment & Management Class A	88,159	1,707,640
	AvalonBay Communities	26,964	2,517,629
	BioMed Realty Trust	94,182	1,515,388

LVIP Cohen & Steers Global Real Estate Fund–3

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	United States (continued)

	Boston Properties	41,207	$2,939,707
	BRE Properties	38,377	1,417,263
†	Brookdale Senior Living	170,622	2,559,330
	Colonial Properties Trust	72,008	1,046,276
	Cousins Properties	46,593	314,037
	Developers Diversified Realty	220,162	2,179,604
	Digital Realty Trust	33,810	1,950,161
	DuPont Fabros Technology	32,438	796,677
	Education Realty Trust	1	6
	Equity Lifestyle Properties	31,148	1,502,268
	Equity Residential Trust	70,032	2,916,132
	Essex Property Trust	9,823	958,135
†	Forest City Enterprises Class A	124,633	1,410,846
	HCP	96,791	3,121,510
	Health Care REIT	25,699	1,082,442
	Host Hotels & Resorts	216,844	2,923,057
†	Hyatt Hotels Class A	54,835	2,033,830
	Kimco Realty	219,125	2,945,040
	Liberty Property Trust	67,328	1,942,413
	Macerich	73,209	2,732,160
	Nationwide Health Properties	77,215	2,761,981
	Post Properties	100,035	2,273,796
	ProLogis	365,022	3,697,673
	PS Business Parks	42,454	2,368,084
	Public Storage	46,087	4,051,508
	Regency Centers	84,789	2,916,742
	Simon Property Group	135,111	10,910,212
	SL Green Realty	53,769	2,959,446
	Sovran Self Storage	26,270	904,476
†	Strategic Hotel & Resorts	104,274	457,763
†	Sunstone Hotel Investors	192,042	1,906,971
	Vornado Realty Trust	53,060	3,870,727

			81,590,930

	Total Common Stock (Cost $172,407,321)		201,563,898

	WARRANT–0.00%Δ
■	Hong Kong–0.00%
±†	Henderson Land Development	49,607	8,409

	Total Warrant (Cost $0)		8,409

	SHORT-TERM INVESTMENT–1.81%
	Money Market Instrument–1.81%
	Dreyfus Treasury & Agency Cash Management Fund	3,722,067	3,722,067

	Total Short-Term Investment (Cost $3,722,067)		3,722,067

TOTAL VALUE OF SECURITIES–99.84% (Cost $176,129,388)	205,294,374

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	327,248

NET ASSETS APPLICABLE TO 34,607,911 SHARES OUTSTANDING–100.00%	$205,621,622

NET ASSET VALUE–LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND STANDARD CLASS ($145,721,387 / 24,509,562 Shares)	$5.945

NET ASSET VALUE–LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND SERVICE CLASS ($59,900,235 / 10,098,349 Shares)	$5.932

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$279,923,836
Undistributed net investment income	11,304,925
Accumulated net realized loss on investments	(114,757,655)
Net unrealized appreciation of investments and foreign currencies	29,150,516

Total net assets	$205,621,622

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non income producing security.

@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $110,697,489, which represented 53.84% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

LVIP Cohen & Steers Global Real Estate Fund–4

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets (continued)

Summary of Abbreviations:
AUD–Australian Dollar
EUR–European Monetary Unit
GBP–British Pound Sterling
HKD–Hong Kong Dollar
JPY–Japanese Yen
REIT–Real Estate Investment Trusts
SEK–Swedish Krona
USD–United States Dollar

1The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

			Unrealized
			Appreciation
Contracts to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)

AUD 73,858	USD (64,131)	7/1/10	$(1,998)
AUD (293,354)	USD 245,237	7/2/10	(1,516)
EUR (36,950)	USD 44,944	7/1/10	(244)
GBP (5,683)	USD 8,544	7/1/10	55
HKD 4,563,281	USD (586,237)	7/2/10	(231)
JPY (3,636,071)	USD 40,714	7/1/10	(424)
JPY (9,270,477)	USD 104,378	7/2/10	(507)
SEK (327,809)	USD 41,849	7/1/10	(205)
SEK (416,195)	USD 53,450	7/2/10	58

			$(5,012)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–5

LVIP Cohen & Steers Global Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,092,077
Interest	190
Foreign tax withheld	(168,775)

3,923,492

EXPENSES:
Management fees	1,025,643
Distribution expenses-Service Class	77,196
Custodian fees	51,289
Accounting and administration expenses	49,871
Professional fees	12,985
Reports and statements to shareholders	11,978
Trustees’ fees	3,435
Other	8,717

1,241,114
Less expenses waived/reimbursed	(237,517)

Total operating expenses	1,003,597

NET INVESTMENT INCOME	2,919,895

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	7,909,529
Foreign currencies	(421,691)

Net realized gain	7,487,838
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(23,189,503)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(15,701,665)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,781,770)

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,919,895	$4,081,665
Net realized gain (loss) on investments and foreign currencies	7,487,838	(33,740,842)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(23,189,503)	86,238,051

Net increase (decrease) in net assets resulting from operations	(12,781,770)	56,578,874

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,210,180	36,638,565
Service Class	12,120,851	23,442,142

	33,331,031	60,080,707

Cost of shares repurchased:
Standard Class	(15,720,038)	(23,728,587)
Service Class	(9,300,801)	(22,368,326)

	(25,020,839)	(46,096,913)

Increase in net assets derived from capital share transactions	8,310,192	13,983,794

NET INCREASE (DECREASE) IN NET ASSETS	(4,471,578)	70,562,668
NET ASSETS:
Beginning of period	210,093,200	139,530,532

End of period (including undistributed net investment income of $11,304,925 and $5,962,200, respectively)	$205,621,622	$210,093,200

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–6

LVIP Cohen & Steers Global Real Estate Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Cohen & Steers Global Real Estate Fund
	Standard Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$6.326	$4.591	$8.051	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.087	0.131	0.167	0.111
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.468)	1.604	(3.534)	(2.013)

Total from investment operations	(0.381)	1.735	(3.367)	(1.902)

Less dividends and distributions from:
Net investment income	—	—	(0.093)	(0.047)

Total dividends and distributions	—	—	(0.093)	(0.047)

Net asset value, end of period	$5.945	$6.326	$4.591	$8.051

Total return[4]	(6.02% )	37.79%	(42.03% )	(19.04% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$145,722	$149,081	$97,428	$151,254
Ratio of expenses to average net assets	0.86%	0.88%	0.85%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.08%	1.14%	1.13%	1.10%
Ratio of net investment income to average net assets	2.78%	2.63%	2.48%	1.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.56%	2.37%	2.20%	1.64%
Portfolio turnover	102%	180%	125%	84%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–7

LVIP Cohen & Steers Global Real Estate Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Cohen & Steers Global Real Estate Fund
	Service Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$6.319	$4.598	$8.049	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.079	0.118	0.151	0.097
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.466)	1.603	(3.528)	(2.013)

Total from investment operations	(0.387)	1.721	(3.377)	(1.916)

Less dividends and distributions from:
Net investment income	—	—	(0.074)	(0.035)

Total dividends and distributions	—	—	(0.074)	(0.035)

Net asset value, end of period	$5.932	$6.319	$4.598	$8.049

Total return[4]	(6.12% )	37.43%	(42.17% )	(19.18% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,900	$61,012	$42,103	$34,207
Ratio of expenses to average net assets	1.11%	1.13%	1.10%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.33%	1.39%	1.38%	1.35%
Ratio of net investment income to average net assets	2.53%	2.38%	2.23%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.31%	2.12%	1.95%	1.39%
Portfolio turnover	102%	180%	125%	84%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–8

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Cohen & Steers Global Real Estate Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is total return through a combination of current income and long-term capital appreciation. The objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2009), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex- dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

LVIP Cohen & Steers Global Real Estate Fund–9

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.95% of the average daily net assets of the Fund.

LIAC has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.22% of the first $250 million of average daily net assets of the Fund and 0.32% of the excess over $250 million of average daily net assets of the Fund. The fee waiver will continue at least through April 30, 2011, and renews automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Cohen & Steers Capital Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.55% of the first $150 million of the Fund’s average daily net assets; 0.45% on the next $100 million; and 0.35% of the excess of the Fund’s average daily net assets over $250 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $7,244 and $2,151, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$127,719
Distribution fees payable to LFD	12,652

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $116,390,574 and sales of $107,106,348 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $215,363,951. At June 30, 2010, net unrealized depreciation was $10,069,577, of which $17,922,372 related to unrealized appreciation of investments and $27,991,949 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Cohen & Steers Global Real Estate Fund–10

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Common Stock	$90,874,818	$110,689,080	$201,563,898
Preferred Stock	—	8,409	8,409
Short-Term	3,722,067	—	3,722,067

Total	$94,596,885	$110,697,489	$205,294,374

Foreign Currency Exchange Contracts	$—	$(5,012)	$(5,012)

As a result of utilizing international fair value pricing at June 30, 2010, the majority of the portfolio was categorized as Level 2 in fair value hierarchy.

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions for the six months ended June 30, 2010 and year ended December 31, 2009.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$279,923,836
Undistributed ordinary income	19,731,002
Capital loss carryforwards as of 12/31/09	(85,595,922)
Realized gains 1/1/10–6/30/10	1,646,753
Unrealized depreciation of investments and foreign currencies	(10,084,047)

Net assets	$205,621,622

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, and tax treatment of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and passive foreign investment companies. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Gain	Capital

$2,422,830	$(2,472,693)	$49,863

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $540,163 expires in 2015, $41,373,901 expires in 2016 and $43,681,858 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $1,646,753, which may reduce the capital loss carryforwards.

LVIP Cohen & Steers Global Real Estate Fund–11

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	3,451,982	7,158,309
Service Class	1,922,524	4,933,472

	5,374,506	12,091,781

Shares repurchased:
Standard Class	(2,509,124)	(4,812,137)
Service Class	(1,479,337)	(4,435,179)

	(3,988,461)	(9,247,316)

Net increase	1,386,045	2,844,465

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified in the Statement of Net Assets.

LVIP Cohen & Steers Global Real Estate Fund–12

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Cohen & Steers Global Real Estate Fund–13

LVIP Columbia Value Opportunities Fund

LVIP Columbia Value
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Columbia Value Opportunities Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Other Fund Information	12

LVIP Columbia Value Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$959.90	1.23%	$5.98
Service Class Shares	1,000.00	958.70	1.48%	7.19

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,018.70	1.23%	$6.16
Service Class Shares	1,000.00	1,017.46	1.48%	7.40

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Columbia Value Opportunities Fund–1

LVIP Columbia Value Opportunities Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	97.12%

Aerospace & Defense	1.98%
Airlines	1.40%
Auto Components	2.08%
Automobiles	0.65%
Building Products	0.60%
Capital Markets	1.59%
Chemicals	2.16%
Commercial Banks	10.43%
Commercial Services & Supplies	4.00%
Communications Equipment	1.20%
Construction & Engineering	1.35%
Consumer Finance	0.84%
Containers & Packaging	2.35%
Diversified Consumer Services	1.64%
Diversified Telecommunication Services	0.54%
Electric Utilities	1.05%
Electrical Equipment	0.85%
Electronic Equipment, Instruments & Components	3.33%
Energy Equipment & Services	1.91%
Food Products	1.11%
Gas Utilities	2.82%
Health Care Equipment & Supplies	2.70%
Health Care Providers & Services	4.03%
Hotels, Restaurants & Leisure	1.57%
Household Durables	1.52%
Insurance	5.50%
IT Services	0.67%
Machinery	3.08%
Metals & Mining	1.32%
Multiline Retail	0.49%
Oil, Gas & Consumable Fuels	2.91%
Paper & Forest Products	0.92%
Personal Products	0.46%
Professional Services	0.83%
Real Estate Investment Trusts	9.07%
Road & Rail	1.28%
Semiconductors & Semiconductor Equipment	3.67%
Software	2.75%
Specialty Retail	2.52%
Textiles, Apparel & Luxury Goods	0.53%
Thrift & Mortgage Finance	4.16%
Tobacco	0.68%
Trading Companies & Distributors	2.58%

Short-Term Investment	3.52%

Total Value of Securities	100.64%

Liabilities Net of Receivables and Other Assets	(0.64%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Cooper	1.20%
Mid-America Apartment Communities	1.19%
Gardner Denver	1.16%
New Jersey Resources	1.12%
American Italian Pasta Class A	1.11%
Atmos Energy	1.11%
AMEDISYS	1.10%
Community Bank System	1.07%
Independent Bank	1.06%
HealthSpring	1.06%

Total	11.18%

LVIP Columbia Value Opportunities Fund–2

LVIP Columbia Value Opportunities Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.12%
	Aerospace & Defense–1.98%
†	BE Aerospace	11,500	$292,445
†	Esterline Technologies	6,700	317,915

			610,360

	Airlines–1.40%
†	Alaska Air Group	5,000	224,750
†	US Airways Group	24,000	206,640

			431,390

	Auto Components–2.08%
†	ArvinMeritor	19,500	255,450
†	Dana Holding	20,000	200,000
†	Tenneco	8,800	185,328

			640,778

	Automobiles–0.65%
	Thor Industries	8,500	201,875

			201,875

	Building Products–0.60%
	Insteel Industries	16,000	185,920

			185,920

	Capital Markets–1.59%
	Apollo Investment	16,000	149,280
†	KBW	6,956	149,137
†	Stifel Financial	4,400	190,916

			489,333

	Chemicals–2.16%
	Olin	8,500	153,765
†	Rockwood Holdings	11,000	249,590
†	Solutia	20,000	262,000

			665,355

	Commercial Banks–10.43%
	BancorpSouth	8,000	143,040
	Community Bank System	15,000	330,449
	East West Bancorp	18,000	274,500
	First Horizon National	15,193	173,965
	IBERIABANK	5,900	303,732
	Independent Bank	13,300	328,244
	Prosperity Bancshares	7,500	260,625
	Sandy Spring Bancorp	13,952	195,468
†	Seacoast Banking Corp. of Florida	68,000	90,440
	Sterling Bancorp	26,902	242,118
	Sterling Bancshares	29,500	138,945
†	Texas Capital Bancshares	16,000	262,400
	Umpqua Holdings	27,000	309,960
	Wilmington Trust	14,500	160,805

			3,214,691

	Commercial Services & Supplies–4.00%
†	Cenveo	40,000	219,600
†	Cornell Companies	4,958	133,221
	Deluxe	14,000	262,500
†	SFN Group	30,000	163,800
†	United Stationers	3,500	190,645
†	Waste Services	22,500	262,350

			1,232,116

	Communications Equipment–1.20%
†	Ciena	17,500	221,900
†	CommScope	6,200	147,374

			369,274

	Construction & Engineering–1.35%
†	EMCOR	10,200	236,334
†	Sterling Construction	14,000	181,160

			417,494

	Consumer Finance–0.84%
†	Cardtronics	20,000	259,200

			259,200

	Containers & Packaging–2.35%
†	Boise	56,000	307,440
†	Graham Packaging	9,939	118,970
	Rock-Tenn Class A	6,000	298,020

			724,430

	Diversified Consumer Services–1.64%
	Regis	15,000	233,550
	Stewart Enterprises Class A	50,000	270,500

			504,050

	Diversified Telecommunication Services–0.54%
†	Cincinnati Bell	55,302	166,459

			166,459

	Electric Utilities–1.05%
	Westar Energy	15,000	324,150

			324,150

	Electrical Equipment–0.85%
	Brady Class A	9,500	236,740
†	C&D Technologies	30,000	26,433

			263,173

	Electronic Equipment, Instruments & Components–3.33%
†	Anixter International	5,000	213,000
†	Brightpoint	22,000	154,000
†	Rofin-Sinar Technologies	11,500	239,430
†	Rogers	11,500	319,355
	Technitrol	32,000	101,120

			1,026,905

LVIP Columbia Value Opportunities Fund–3

LVIP Columbia Value Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Energy Equipment & Services–1.91%
†	Hornbeck Offshore Services	8,000	$116,800
†	ION Geophysical	47,000	163,560
†	Oil States International	7,800	308,724

			589,084

	Food Products–1.11%
†	American Italian Pasta Class A	6,500	343,655

			343,655

	Gas Utilities–2.82%
	Atmos Energy	12,600	340,704
	New Jersey Resources	9,800	344,960
	South Jersey Industries	4,300	184,728

			870,392

	Health Care Equipment & Supplies–2.70%
†	Conmed	12,500	232,875
	Cooper	9,300	370,047
	Invacare	11,000	228,140

			831,062

	Health Care Providers & Services–4.03%
†	AMEDISYS	7,700	338,569
†	Centene	10,500	225,750
†	HealthSpring	21,000	325,710
†	Kindred Healthcare	20,000	256,800
†	Res-Care	10,000	96,600

			1,243,429

	Hotels, Restaurants & Leisure–1.57%
†	Domino’s Pizza	20,500	231,650
†	Texas Roadhouse Class A	20,000	252,400

			484,050

	Household Durables–1.52%
†	Helen of Troy	14,000	308,840
	Tupperware Brands	4,000	159,400

			468,240

	Insurance–5.50%
	Alterra Capital Holdings	11,500	215,970
	Argo Group International Holdings	8,200	250,838
	Aspen Insurance Holdings	10,000	247,400
	Assured Guaranty	11,000	145,970
	Delphi Financial Group Class A	13,000	317,330
†	National Financial Partners	20,400	199,308
	Platinum Underwriters Holdings	8,800	319,352

			1,696,168

	IT Services–0.67%
	iGate	16,000	205,120

			205,120

	Machinery–3.08%
	Barnes Group	16,000	262,240
	Gardner Denver	8,000	356,720
†	Terex	7,500	140,550
	Trinity Industries	10,800	191,376

			950,886

	Metals & Mining–1.32%
†	RTI International Metals	11,200	270,032
	Schnitzer Steel Industries Class A	3,500	137,200

			407,232

	Multiline Retail–0.49%
†	Saks	20,000	151,800

			151,800

	Oil, Gas & Consumable Fuels–2.91%
†	Bill Barrett	7,800	240,006
†	Patriot Coal	14,400	169,200
†	Stone Energy	16,000	178,560
†	Swift Energy	11,500	309,465

			897,231

	Paper & Forest Products–0.92%
	Schweitzer-Mauduit International	5,600	282,520

			282,520

	Personal Products–0.46%
	Nu Skin Enterprises Class A	5,717	142,525

			142,525

	Professional Services–0.83%
†	Advisory Board	3,600	154,656
†	CBIZ	16,000	101,760

			256,416

	Real Estate Investment Trusts–9.07%
	BioMed Realty Trust	12,000	193,080
	Brandywine Realty Trust	29,500	317,125
	CBL & Associates Properties	13,500	167,940
	Developers Diversified Realty	16,000	158,400
	DuPont Fabros Technology	11,500	282,440
†	First Industrial Realty Trust	29,000	139,780
	Highwoods Properties	9,000	249,840
	LaSalle Hotel Properties	15,000	308,550
	Mid-America Apartment Communities	7,100	365,437
	Omega Healthcare Investors	15,500	308,915
	U-Store-It Trust	41,000	305,860

			2,797,367

	Road & Rail–1.28%
†	RailAmerica	17,000	168,640
	Werner Enterprises	10,300	225,467

			394,107

LVIP Columbia Value Opportunities Fund–4

LVIP Columbia Value Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Semiconductors & Semiconductor Equipment–3.67%
†	Atmel	47,000	$225,601
†	Cirrus Logic	14,000	221,340
†	FEI	3,254	64,136
†	IXYS	19,400	171,496
	Micrel	16,000	162,880
†	Standard Microsystems	8,500	197,880
†	Ultra Clean Holdings	10,216	87,040

			1,130,373

	Software–2.75%
†	Ariba	17,100	272,403
†	Lawson Software	40,000	292,000
†	Mentor Graphics	32,000	283,200

			847,603

	Specialty Retail–2.52%
	Foot Locker	19,500	246,090
†	Genesco	7,000	184,170
†	Pier 1 Imports	38,000	243,580
†	Talbots	10,000	103,100

			776,940

	Textiles, Apparel & Luxury Goods–0.53%
	Columbia Sportswear	3,500	163,345

			163,345

	Thrift & Mortgage Finance–4.16%
	First Niagara Financial Group	22,000	275,660
†	MGIC Investment	30,452	209,814
	Northwest Bancshares	25,000	286,750
†	Ocwen Financial	25,000	254,750
	Oritani Financial	5,724	57,240
	Radian Group	27,500	199,100

			1,283,314

	Tobacco–0.68%
	Universal	5,300	210,304

			210,304

	Trading Companies & Distributors–2.58%
	Houston Wire & Cable	20,000	217,000
	Textainer Group Holdings	12,000	289,680
†	United Rentals	31,000	288,920

			795,600

	Total Common Stock (Cost $30,276,191)		29,945,716

	SHORT-TERM INVESTMENT–3.52%
	Money Market Mutual Fund–3.52%
	Dreyfus Treasury & Agency Cash Management Fund	1,085,635	1,085,635

	Total Short-Term Investment (Cost $1,085,635)		1,085,635

TOTAL VALUE OF SECURITIES–100.64% (Cost $31,361,826)	31,031,351
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.64%)	(198,536)

NET ASSETS APPLICABLE TO 3,799,542 SHARES OUTSTANDING–100.00%	$30,832,815

NET ASSET VALUE–LVIP COLUMBIA VALUE OPPORTUNITIES FUND STANDARD CLASS ($20,613,370 / 2,539,236 Shares)	$8.118

NET ASSET VALUE–LVIP COLUMBIA VALUE OPPORTUNITIES FUND SERVICE CLASS ($10,219,445 / 1,260,306 Shares)	$8.109

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$41,417,861
Undistributed net investment income	58,455
Accumulated net realized loss on investments	(10,313,026)
Net unrealized depreciation of investments	(330,475)

Total net assets	$30,832,815

†	Non income producing security.

See accompanying notes

LVIP Columbia Value Opportunities Fund–5

LVIP Columbia Value Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$211,797

EXPENSES:
Management fees	155,120
Distribution expenses-Service Class	11,763
Accounting and administration expenses	9,805
Professional fees	9,496
Reports and statements to shareholders	2,686
Custodian fees	1,344
Trustees’ fees	433
Other	2,663

Total operating expenses	193,310

NET INVESTMENT INCOME	18,487

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,388,222
Net change in unrealized appreciation/depreciation of investments	(3,257,748)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,869,526)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,851,039)

See accompanying notes

LVIP Columbia Value Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,487	$130,657
Net realized gain (loss) on investments	1,388,222	(6,862,337)
Net change in unrealized appreciation/depreciation of investments	(3,257,748)	11,290,860

Net increase (decrease) in net assets resulting from operations	(1,851,039)	4,559,180

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(84,030)
Service Class	—	(23,060)

	—	(107,090)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,230,947	2,432,162
Service Class	5,099,726	6,739,580
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	84,030
Service Class	—	23,060

	12,330,673	9,278,832

Cost of shares repurchased:
Standard Class	(2,183,755)	(8,951,977)
Service Class	(2,255,044)	(4,509,228)

	(4,438,799)	(13,461,205)

Increase (decrease) in net assets derived from capital share transactions	7,891,874	(4,182,373)

NET INCREASE IN NET ASSETS	6,040,835	269,717
NET ASSETS:
Beginning of period	24,791,980	24,522,263

End of period (including undistributed net investment income of $58,455 and $39,968, respectively)	$30,832,815	$24,791,980

See accompanying notes

LVIP Columbia Value Opportunities Fund–6

LVIP Columbia Value Opportunities Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Value Opportunities Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07[3]	12/31/06	12/31/05

Net asset value, beginning of period	$8.457	$6.821	$14.660	$14.491	$14.637	$15.344

Income (loss) from investment operations:
Net investment income[4]	0.009	0.046	0.090	0.076	0.013	0.040
Net realized and unrealized gain (loss) on investments	(0.348)	1.633	(3.750)	0.184	1.501	0.613

Total from investment operations	(0.339)	1.679	(3.660)	0.260	1.514	0.653

Less dividends and distributions from:
Net investment income	—	(0.043)	(0.038)	(0.091)	—	—
Net realized gain on investments	—	—	(4.141)	—	(1.660)	(1.360)

Total dividends and distributions	—	(0.043)	(4.179)	(0.091)	(1.660)	(1.360)

Net asset value, end of period	$8.118	$8.457	$6.821	$14.660	$14.491	$14.637

Total return[5]	(4.01% )	24.65%	(33.95% )	1.80%	10.28%	5.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,613	$16,729	$20,205	$24,565	$46,721	$51,276
Ratio of expenses to average net assets	1.23%	1.25%	1.25%	1.26%	1.34%	1.36%
Ratio of net investment income to average net assets	0.20%	0.66%	0.85%	0.50%	0.09%	0.25%
Portfolio turnover	58%	76%	59%	152%	54%	43%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Small Cap Value Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing October 15, 2007, Columbia Management Investment Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007 and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Columbia Value Opportunities Fund–7

LVIP Columbia Value Opportunities Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Value Opportunities Fund Service Class
	Six Months
	Ended			4/30/07[2,3]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$8.458	$6.823	$14.657	$14.962

Income (loss) from investment operations:
Net investment income[4]	(0.002)	0.028	0.067	0.067
Net realized and unrealized gain (loss) on investments	(0.347)	1.632	(3.747)	(0.302)

Total from investment operations	(0.349)	1.660	(3.680)	(0.235)

Less dividends and distributions from:
Net investment income	—	(0.025)	(0.013)	(0.070)
Net realized gain on investments	—	—	(4.141)	—

Total dividends and distributions	—	(0.025)	(4.154)	(0.070)

Net asset value, end of period	$8.109	$8.458	$6.823	$14.657

Total return[5]	(4.13% )	24.36%	(34.13% )	(1.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,220	$8,063	$4,317	$1,063
Ratio of expenses to average net assets	1.48%	1.50%	1.50%	1.45%
Ratio of net investment income (loss) to average net assets	(0.05% )	0.41%	0.60%	0.65%
Portfolio turnover	58%	76%	59%	152% [6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	Commencing October 15, 2007, Columbia Management Investment Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Columbia Value Opportunities Fund–8

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Columbia Value Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation by investing in small-cap companies.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,669 for the six months ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the average daily net assets of the Fund; 0.75% of the next $90 million; and 0.65% of average daily net assets in excess of $150 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.34% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LVIP Columbia Value Opportunities Fund–9

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Columbia Management Investment Advisors, LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.75% of the first $60 million of the Fund’s average daily net assets; 0.50% of the next $90 million; and 0.40% of the Fund’s average daily net assets in excess of $150 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $949 and $3,311, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$27,945
Distribution fees payable to LFD	2,196

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $15,822,876 and sales of $8,168,681 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $32,144,596. At June 30, 2010, net unrealized depreciation was $1,113,245, of which $1,937,005 related to unrealized appreciation of investments and $3,050,250 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

Level 1

Common Stock	$29,945,716
Short-Term	1,085,635

Total	$31,031,351

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$107,090

LVIP Columbia Value Opportunities Fund–10

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$41,417,861
Undistributed ordinary income	58,455
Realized gains 1/1/10 – 6/30/10	1,227,739
Capital loss carryforwards as of 12/31/09	(10,757,995)
Unrealized depreciation of investments	(1,113,245)

Net assets	$30,832,815

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $2,872,614 expires in 2016 and $7,885,381 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $1,227,739, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	809,152	378,226
Service Class	561,653	978,077
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	10,322
Service Class	—	2,832

	1,370,805	1,369,457

Shares repurchased:
Standard Class	(248,152)	(1,372,666)
Service Class	(254,656)	(660,320)

	(502,808)	(2,032,986)

Net increase (decrease)	867,997	(663,529)

7.	Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

LVIP Columbia Value Opportunities Fund–11

LVIP Columbia Value Opportunities Fund
Other Fund Information

On March 8 and 9, 2010, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the change in control of Columbia Management Advisors, LLC (“CMA”) (the current sub-adviser to the LVIP Columbia Value Opportunities Fund (the “Fund”)), and a new sub-advisory agreement with Columbia Management Investment Advisers, LLC (“New Agreement”).

The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”) reported that they reviewed materials provided by RiverSource Investments, LLC (now known as and hereinafter referred to as “CMIA”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”), in connection with the anticipated acquisition by Ameriprise of certain businesses of Columbia Management Group, LLC (“CMG”) and certain affiliated companies, including CMA, the current sub-adviser to the Fund (“Transaction”), at the Board meeting. As the Transaction would result in a change of control and cause the current sub-advisory agreement between the Adviser and CMA (“Prior Agreement”) to terminate, the Board was asked to approve the New Agreement between the Adviser and CMIA. CMIA provided the Board with information on its anticipated business, operations and personnel following the Transaction, including that RiverSource was expected to be renamed with the “Columbia” brand following the consummation of the Transaction.

The Independent Trustees and their independent legal counsel met separately from the “interested” Trustees and management to consider approval of the New Agreement. The Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of the New Agreement. The Independent Trustees considered that CMIA had represented that they will provide the same general investment advisory services to the Fund as has been provided by CMA and that the Fund’s current CMA portfolio managers are not expected to change as a result of the Transaction. Accordingly, the Independent Trustees considered that they had renewed the Prior Agreement with CMA for the Fund at an in-person meeting on September 10-11, 2009 after an extensive review process. The Independent Trustees also considered that CMA stated that there were no material changes to the information provided by CMA as part of the September contract renewal process. In considering approval of the New Agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board of Trustees. Upon receiving the report of the Independent Trustees, the Board of Trustees adopted the considerations and conclusions of the Independent Trustees.

Approval of Sub-Advisory Agreement with CMIA
The Board considered that CMIA agreed to pay the costs to prepare, file and mail an information statement or a proxy statement to shareholders, as applicable.

The Board considered the nature, extent and quality of services to be provided by CMIA under the New Agreement. The Board considered CMIA’s representation that they will provide the same general investment advisory services to the Fund as has been provided by CMA, that the Fund’s current CMA portfolio managers are not expected to change as a result of the Transaction, that a significant number of CMA investment professionals and personnel will remain in place, and at the current time, that there would be no immediate changes to the compliance policies and procedures as a result of the Transaction. The Board concluded that these factors supported approval of the New Agreement, the scope and quality of services to be provided to the Fund under the New Agreement will be at least equivalent to the scope and quality of services provided under the Prior Agreement.

The Board noted that the New Agreement was substantially similar to the Prior Agreement, with the exception of its effective and termination dates and other immaterial changes. The Board considered that there would be no change in the sub-advisory fees which had been determined to be reasonable in connection with the September 2009 contract renewal process. The Board concluded that these factors supported approval of the New Agreement.

With respect to performance, the Board considered that CMA indicated that it expected that the same CMA portfolio management team was to continue to manage the Fund following the closing of the transaction and that performance had been analyzed in connection with the September 2009 contract renewal process. The Board concluded that these factors supported approval of the New Agreement.

The Board considered future profitability and noted that the sub-advisory fee was to remain the same and that profitability had been found not to be unreasonable in connection with the September 2009 contract renewal process. The Board concluded that these factors supported approval of the New Agreement.

The Board considered economies of scale and noted that the sub-advisory fee schedule, which contains breakpoints, was to remain the same and noted that in connection with the September 2009 contract renewal process, that there were no significant economies of scale being realized.

The Board considered that CMIA has the ability to obtain research with soft dollars that may or may not be used for the Fund and may be used for the benefit of other clients of CMIA.

Overall Conclusions
Based on all the information considered and conclusions reached, the Independent Trustees determined that the terms of the new sub-advisory agreement are fair and reasonable and that approval of the New Agreement is in the best interests of the Trust. The Board unanimously approved the New Agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Columbia Value Opportunities Fund–12

LVIP Delaware Bond Fund

LVIP Delaware Bond Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Delaware Bond Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	18
Statements of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	21

LVIP Delaware Bond Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$1,057.30	0.40%	$2.04
Service Class Shares	1,000.00	1,055.50	0.75%	3.82

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.81	0.40%	$2.01
Service Class Shares	1,000.00	1,021.08	0.75%	3.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Sector Allocation
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Agency Collateralized Mortgage Obligations	3.01%

Agency Mortgage-Backed Securities	14.36%

Commercial Mortgage-Backed Securities	8.69%

Convertible Bonds	0.53%

Corporate Bonds	38.37%

Aerospace & Defense	0.68%
Beverages	0.53%
Biotechnology	0.20%
Capital Markets	1.10%
Chemicals	0.61%
Commercial Banks	5.25%
Commercial Services & Supplies	1.22%
Communications Equipment	0.56%
Consumer Finance	0.27%
Diversified Financial Services	2.85%
Diversified Telecommunication Services	1.95%
Electric Utilities	2.89%
Energy Equipment & Services	0.64%
Food & Staples Retailing	0.64%
Food Products	0.42%
Gas Utilities	0.31%
Health Care Equipment & Supplies	1.54%
Health Care Providers & Services	0.51%
Hotels, Restaurants & Leisure	0.20%
Household Durables	0.05%
Independent Power Producers & Energy Traders	0.10%
Insurance	0.68%
Life Sciences Tools & Services	0.77%
Media	3.44%
Metals & Mining	1.24%
Multiline Retail	0.13%
Multi-Utilities	0.41%
Oil, Gas & Consumable Fuels	5.02%
Paper & Forest Products	0.59%
Pharmaceuticals	1.78%
Real Estate Investment Trusts	0.50%
Road & Rail	0.38%
Semiconductors & Semiconductor Equipment	0.17%
Wireless Telecommunication Services	0.74%

Municipal Bonds	0.16%

Non-Agency Asset-Backed Securities	10.85%

Non-Agency Collateralized Mortgage Obligations	2.49%

Regional Agencies	0.33%

Regional Authorities	0.48%

Senior Secured Loans	0.23%

Sovereign Agencies	1.34%

Sovereign Debt	3.53%

Supranational Banks	1.33%

U.S. Treasury Obligations	10.91%

Preferred Stock	0.22%

Certificate of Deposit	1.01%

Discounted Commercial Paper	12.22%

Short-Term Investment	0.02%

Total Value of Securities	110.08%

Liabilities Net of Receivables and Other Assets	(10.08%)

Total Net Assets	100.00%

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Principal	Value
		Amount°	(U.S. $)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.01%
	Fannie Mae Grantor Trust
	Series 2001-T8 A2 9.50% 7/25/41	490,418	$526,973
	Fannie Mae REMIC
	Series 2002-83 GH 5.00% 12/25/17	6,890,000	7,498,684
	Series 2003-38 MP 5.50% 5/25/23	8,850,000	9,745,371
	Series 2003-122 AJ 4.50% 2/25/28	681,462	703,823
	Series 2005-110 MB 5.50% 9/25/35	1,885,607	2,073,186
	Fannie Mae Whole Loan
	Series 2004-W9 2A1 6.50% 2/25/44	1,101,566	1,220,157
	Freddie Mac REMIC
	Series 2512 PG 5.50% 10/15/22	180,000	200,586
	Series 2557 WE 5.00% 1/15/18	4,250,000	4,638,612
	Series 2622 PE 4.50% 5/15/18	30,000	32,240
	Series 2662 MA 4.50% 10/15/31	1,140,950	1,195,736
	Series 2694 QG 4.50% 1/15/29	3,885,000	4,075,681
	Series 2717 MH 4.50% 12/15/18	1,875,000	2,013,255
	Series 2762 LG 5.00% 9/15/32	30,000	32,551
	Series 2872 GC 5.00% 11/15/29	3,005,000	3,172,915
	Series 2890 PC 5.00% 7/15/30	3,780,000	3,995,290
	Series 3022 MB 5.00% 12/15/28	5,340,540	5,536,497
	Series 3131 MC 5.50% 4/15/33	2,725,000	2,951,837
	Series 3173 PE 6.00% 4/15/35	7,180,000	7,899,446
	Series 3337 PB 5.50% 7/15/30	3,000,000	3,114,767
	Series 3416 GK 4.00% 7/15/22	2,238,482	2,336,038
	Series 3455 MB 4.50% 6/15/23	10,000,000	10,649,281
◆	Freddie Mac Structured Pass Through Securities
	Series T-58 2A 6.50% 9/25/43	824,237	915,231
	•Series T-60 1A4C
	5.395% 3/25/44	1,703,259	1,796,384

	Total Agency Collateralized Mortgage Obligations (Cost $71,525,678)		76,324,541

	AGENCY MORTGAGE-BACKED SECURITIES–14.36%
	Fannie Mae 6.50% 8/1/17	585,503	636,094
•	Fannie Mae ARM 5.148% 11/1/35	1,716,631	1,822,331
	5.34% 4/1/36	1,550,666	1,627,824
	Fannie Mae Relocation 15 yr 4.00% 9/1/20	2,807,527	2,835,271
	Fannie Mae Relocation 30 yr
	4.00% 3/1/35	2,519,221	2,532,735
	5.00% 1/1/34	874,791	919,524
	5.00% 10/1/35	1,713,609	1,801,235
	5.00% 2/1/36	2,923,754	3,073,261
	Fannie Mae S.F. 15 yr
	4.50% 6/1/23	5,318,469	5,626,514
	4.50% 3/1/24	620,504	655,862
	¥4.50% 9/1/24	9,189,475	9,713,114
	5.50% 12/1/22	620,855	671,604
	5.50% 2/1/23	2,817,495	3,047,799
	6.00% 8/1/21	5,274,727	5,751,512
	Fannie Mae S.F. 15 yr TBA
	4.00% 7/1/25	10,000,000	10,387,500
	4.50% 7/1/25	47,505,000	50,110,365
	5.00% 7/1/25	10,000,000	10,668,750
	Fannie Mae S.F. 30 yr
	4.50% 6/1/38	63,065	65,501
	4.50% 3/1/39	3,350,195	3,479,597
	4.50% 4/1/39	420,583	436,696
	5.00% 12/1/36	3,989,168	4,234,294
	5.00% 12/1/37	1,765,227	1,870,563
	5.00% 1/1/38	2,864,622	3,035,563
	5.00% 2/1/38	1,304,408	1,382,246
	5.00% 11/1/38	2,656,500	2,815,021
	6.00% 11/1/36	589,132	641,178
	6.50% 3/1/36	362,597	398,256
	6.50% 6/1/36	2,520,990	2,768,913
	6.50% 10/1/36	2,037,226	2,237,575
	6.50% 8/1/37	718,790	788,355
	6.50% 12/1/37	2,770,897	3,039,068
	7.00% 12/1/37	1,423,125	1,582,781
	7.50% 4/1/32	19,958	22,717
	7.50% 11/1/34	11,198	12,860

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)

	Fannie Mae S.F. 30 yr TBA
	4.00% 7/1/40	26,380,000	$26,713,865
	4.50% 7/1/40	58,540,000	60,671,208
	5.00% 7/1/40	14,150,000	14,970,261
	6.00% 7/1/40	29,680,000	32,188,881
•	Freddie Mac ARM 3.417% 4/1/34	170,984	177,850
	Freddie Mac Balloon 7 yr 3.50% 10/1/10	106,299	106,214
	Freddie Mac Relocation 30 yr 5.00% 9/1/33	1,557,985	1,638,627
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14	556,293	570,689
	4.50% 7/1/24	4,021,022	4,245,123
	5.00% 6/1/18	1,360,680	1,462,321
	5.00% 1/1/24	6,101,046	6,513,000
	5.50% 8/1/23	3,146,704	3,401,459
	Freddie Mac S.F. 30 yr TBA
	5.00% 7/1/40	40,730,000	43,078,330
	6.00% 7/1/40	23,360,000	25,352,888
	GNMA I S.F. 30 yr
	7.00% 12/15/34	2,171,322	2,421,835

	Total Agency Mortgage-Backed Securities (Cost $357,780,225)		364,205,030

	COMMERCIAL MORTGAGE-BACKED SECURITIES–8.69%
#	American Tower Trust 144A
	Series 2007-1A AFX 5.42% 4/15/37	4,315,000	4,642,975
	Series 2007-1A D 5.957% 4/15/37	780,000	820,497
•#	Asset Securitization Series 1996-MD6 B1 144A 9.121% 11/13/29	100,000	108,302
	Bank of America Commercial Mortgage Securities
	Series 2004-2 A3 4.05% 11/10/38	5,112,219	5,181,651
	•Series 2004-3 A5
	5.595% 6/10/39	4,165,000	4,415,801
	Series 2004-4 A4 4.502% 7/10/42	160,000	161,809
	•Series 2005-1 A5
	5.313% 11/10/42	5,440,000	5,766,686
	•Series 2005-6 A4
	5.35% 9/10/47	2,815,000	3,014,068
	Series 2006-4 A4 5.634% 7/10/46	7,337,000	7,540,371
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-PW10 A4
	5.405% 12/11/40	10,200,000	10,721,834
	•Series 2005-T20 A4A
	5.297% 10/12/42	4,750,000	5,077,858
	•Series 2006-PW12 A4
	5.907% 9/11/38	3,640,000	3,905,712
	Series 2006-PW14 A4 5.201% 12/11/38	8,755,000	8,954,572
	Series 2007-PW15 A4 5.331% 2/11/44	5,730,000	5,614,069
	•Series 2007-PW16 A4
	5.907% 6/11/40	7,530,000	7,662,630
◆	Commercial Mortgage Pass Through Certificates
•	#Series 2001-J1A A2 144A 6.457% 2/16/34	816,702	823,470
	•Series 2005-C6 A5A
	5.116% 6/10/44	15,525,000	16,311,576
	Series 2006-C7 A2 5.69% 6/10/46	2,145,000	2,182,340
•#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A 6.515% 8/13/18	712,000	744,983
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.681% 2/15/39	1,170,000	1,232,329
#	Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36	1,550,000	1,603,575
	First Union National Bank Commercial Mortgage
	Series 2000-C2 H 6.75% 10/15/32	40,000	38,009
	General Electric Capital Commercial Mortgage
	Series 2002-1A A3 6.269% 12/10/35	1,605,000	1,693,639
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A5
	5.279% 8/10/38	1,300,000	1,376,119
	•Series 2004-GG2 A6
	5.396% 8/10/38	4,225,000	4,456,625
	Series 2005-GG4 A4 4.761% 7/10/39	11,070,000	11,243,654
	Series 2005-GG4 A4A 4.751% 7/10/39	19,191,250	19,854,623
	•Series 2006-GG6 A4
	5.553% 4/10/38	4,985,000	5,129,141
•	Greenwich Capital Commercial Funding
	Series 2004-GG1 A7 5.317% 6/10/36	4,110,000	4,393,346
	Series 2005-GG5 A5 5.224% 4/10/37	6,400,000	6,574,052

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37		3,230,000	$3,382,479
	Series 2002-C2 A2 5.05% 12/12/34		569,000	601,185
	Series 2003-C1 A2 4.985% 1/12/37		3,890,000	4,080,113
	•Series 2005-LDP3 A4A
	4.936% 8/15/42		2,650,000	2,784,442
	•Series 2005-LDP4 A4
	4.918% 10/15/42		4,300,000	4,496,600
	•Series 2005-LDP5 A4
	5.36% 12/15/44		2,510,000	2,669,881
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2002-C1 A4 6.462% 3/15/31		3,555,000	3,769,989
	Series 2004-C1 A4 4.568% 1/15/31		5,350,000	5,476,393
#	Merrill Lynch Mortgage Trust
	Series 2002-MW1 J 144A 5.695% 7/12/34		749,500	346,774
	Morgan Stanley Capital I
•	#Series 1999-FNV1 G 144A 6.12% 3/15/31		120,928	121,118
	•Series 2004-T15 A4
	5.27% 6/13/41		280,000	294,483
	Series 2005-IQ9 A5 4.70% 7/15/56		5,000,000	5,220,743
	•Series 2006-T21 A4
	5.162% 10/12/52		5,980,000	6,258,082
	•Series 2007-IQ14 A4
	5.692% 4/15/49		2,560,000	2,469,374
	•Series 2007-T27 A4
	5.802% 6/11/42		17,920,000	18,772,792
#	Morgan Stanley Dean Witter Capital I
	Series 2001-TOP1 E 144A 7.579% 2/15/33		595,000	598,133
#	OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		3,015,000	3,027,965
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28 A2 5.50% 10/15/48		4,610,000	4,716,216

	Total Commercial Mortgage-Backed Securities (Cost $198,895,544)			220,333,078

	CONVERTIBLE BONDS–0.53%
Φ	Hologic 2.00% exercise price $38.59, expiration date 12/15/37		4,415,000	3,780,344
	Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27		5,500,000	5,410,625
	Transocean 1.50% exercise price $168.61, expiration date 12/15/37		4,830,000	4,310,775

	Total Convertible Bonds (Cost $13,260,613)			13,501,744

	CORPORATE BONDS–38.37%
	Aerospace & Defense–0.68%
#	BAE Systems Holdings 144A 4.95% 6/1/14		785,000	852,377
	L-3 Communications 4.75% 7/15/20		7,905,000	7,981,560
#	Meccanica Holdings USA 144A 6.25% 7/15/19		4,640,000	4,960,434
	United Technologies 4.50% 4/15/20		3,285,000	3,561,114

				17,355,485

	Beverages–0.53%
#	Anheuser-Busch InBev Worldwide 144A 3.625% 4/15/15		11,195,000	11,470,957
	5.00% 4/15/20		1,965,000	2,058,453

				13,529,410

	Biotechnology–0.20%
#	Genzyme 144A 5.00% 6/15/20		4,945,000	5,103,280

				5,103,280

	Capital Markets–1.10%
	Bear Stearns
	•5.267% 12/7/12	AUD	1,010,000	831,870
	6.40% 10/2/17		3,180,000	3,537,343
	E Trade Financial PIK 12.50% 11/30/17		1,200,000	1,281,000
	Goldman Sachs Group 5.375% 3/15/20		8,540,000	8,454,267
	Jefferies Group
	6.25% 1/15/36		1,690,000	1,517,167
	6.45% 6/8/27		6,962,000	6,575,358
	Lazard Group
	6.85% 6/15/17		4,658,000	4,723,594
	7.125% 5/15/15		819,000	863,454

				27,784,053

	Chemicals–0.61%
	Cytec Industries 8.95% 7/1/17		5,895,000	7,212,244

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	CORPORATE BONDS (continued)
	Chemicals (continued)

	Dow Chemical 8.55% 5/15/19		6,735,000	$8,257,776

				15,470,020

	Commercial Banks–5.25%
	AgriBank 9.125% 7/15/19		4,545,000	5,391,602
	BB&T 5.25% 11/1/19		11,399,000	11,795,502
@#	CoBank ACB 144A 7.875% 4/16/18		3,425,000	3,957,163
	Export-Import Bank of Korea
	5.875% 1/14/15		755,000	819,688
	#144A 5.25% 2/10/14		5,295,000	5,569,583
	KeyBank 6.95% 2/1/28		7,115,000	7,369,219
	KFW 10.00% 5/15/12	BRL	6,575,000	3,677,993
	Korea Development Bank
	4.375% 8/10/15		1,480,000	1,510,784
	8.00% 1/23/14		6,175,000	7,034,517
#	National Agricultural Cooperative Federation 144A 5.00% 9/30/14		2,100,000	2,189,636
•	National City Bank 0.908% 6/7/17		2,140,000	1,918,309
#	NIBC Bank 144A 2.80% 12/2/14		11,390,000	11,548,217
	PNC Bank 6.875% 4/1/18		4,620,000	5,227,595
	PNC Funding
	5.125% 2/8/20		4,380,000	4,563,018
	5.25% 11/15/15		4,665,000	4,972,032
	5.625% 2/1/17		2,163,000	2,304,322
•#	Rabobank Nederland 144A 11.00% 12/29/49		8,700,000	10,774,723
	Regions Financial
	5.75% 6/15/15		1,670,000	1,661,201
	7.75% 11/10/14		6,360,000	6,715,569
	Silicon Valley Bank
	5.70% 6/1/12		2,150,000	2,242,588
	6.05% 6/1/17		5,515,000	5,591,714
	U.S. Bank North America 4.95% 10/30/14		1,205,000	1,314,473
•	USB Capital IX 6.189% 10/29/49		6,520,000	4,768,076
	Wachovia
	5.25% 8/1/14		1,645,000	1,743,628
	5.625% 10/15/16		8,890,000	9,607,386
•	Wells Fargo Capital XIII 7.70% 12/29/49		4,270,000	4,334,050
	Zions Bancorporation
	5.50% 11/16/15		3,365,000	3,040,331
	7.75% 9/23/14		1,400,000	1,427,838

				133,070,757

	Commercial Services & Supplies–1.22%
	Allied Waste North America
	6.875% 6/1/17		3,940,000	4,300,542
	7.125% 5/15/16		5,135,000	5,513,896
#	Brambles USA 144A
	3.95% 4/1/15		2,365,000	2,404,257
	5.35% 4/1/20		2,320,000	2,413,559
	International Lease Finance
	6.625% 11/15/13		3,212,000	2,995,190
	#144A 8.75% 3/15/17		1,600,000	1,520,000
	Yale University 2.90% 10/15/14		11,390,000	11,826,806

				30,974,250

	Communications Equipment–0.56%
	Cisco Systems 4.45% 1/15/20		13,490,000	14,268,076

				14,268,076

	Consumer Finance–0.27%
	Ford Motor Credit
	7.25% 10/25/11		3,020,000	3,103,316
	7.50% 8/1/12		3,685,000	3,769,972

				6,873,288

	Diversified Financial Services–2.85%
#	Achmea Hypotheekbank 144A 3.20% 11/3/14		6,225,000	6,437,889
#	CDP Financial 144A
	4.40% 11/25/19		6,515,000	6,702,619
	5.60% 11/25/39		4,995,000	5,405,809
#	ERAC USA Finance 144A 5.25% 10/1/20		2,335,000	2,364,192
	General Electric Capital 6.00% 8/7/19		19,751,000	21,419,603
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,600,000	1,034,000
	JPMorgan Chase
	•5.10% 6/21/12	AUD	2,600,000	2,149,856
	5.875% 6/13/16		1,115,000	1,221,322
	6.00% 10/1/17		8,035,000	8,762,738
	7.00% 6/28/17	RUB	104,000,000	3,147,373
	JPMorgan Chase Capital XXV 6.80% 10/1/37		7,749,000	7,682,421
•#	USB Realty 144A 6.091% 12/29/49		8,400,000	5,880,000

				72,207,822

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Diversified Telecommunication Services–1.95%
	AT&T
	6.50% 9/1/37	10,025,000	$11,156,512
	6.70% 11/15/13	55,000	63,523
	Frontier Communications 7.125% 3/15/19	2,925,000	2,720,250
	Qwest
	8.375% 5/1/16	6,210,000	6,815,475
	#144A 8.375% 5/1/16	1,545,000	1,695,638
	Telecom Italia Capital
	5.25% 10/1/15	9,418,000	9,515,900
	6.175% 6/18/14	4,485,000	4,692,875
	Telefonica Emisiones
	3.729% 4/27/15	2,260,000	2,255,866
	5.134% 4/27/20	2,115,000	2,123,900
	Telesat Canada 11.00% 11/1/15	2,060,000	2,235,100
	Verizon Communications 6.40% 2/15/38	5,650,000	6,247,821

			49,522,860

	Electric Utilities–2.89%
#	American Transmission Systems 144A 5.25% 1/15/22	4,190,000	4,401,591
	Appalachian Power 3.40% 5/24/15	2,085,000	2,120,676
#	Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	6,215,000	6,766,581
	CMS Energy 6.55% 7/17/17	2,270,000	2,306,327
	Duke Energy Carolinas 4.30% 6/15/20	9,315,000	9,857,301
#	Enel Finance International 144A 3.875% 10/7/14	665,000	671,077
	Energy Future Holdings 10.875% 11/1/17	1,315,000	979,675
	Florida Power 5.65% 6/15/18	4,250,000	4,838,247
	Illinois Power 9.75% 11/15/18	11,120,000	14,621,554
	Jersey Central Power & Light 5.625% 5/1/16	2,415,000	2,614,196
	PacifiCorp 5.50% 1/15/19	5,470,000	6,172,271
	Pennsylvania Electric 5.20% 4/1/20	7,090,000	7,404,470
	PPL Electric Utilities 7.125% 11/30/13	3,008,000	3,516,205
	Public Service Oklahoma 5.15% 12/1/19	5,440,000	5,739,173
	Texas Competitive Electrical Holdings 10.25% 11/1/15	1,935,000	1,286,775

			73,296,119

	Energy Equipment & Services–0.64%
	Pride International 8.50% 6/15/19	5,965,000	6,218,513
	Transocean 6.80% 3/15/38	1,865,000	1,685,578
	Weatherford International 9.625% 3/1/19	6,845,000	8,255,309

			16,159,400

	Food & Staples Retailing–0.64%
◆#	CVS Pass Through Trust 144A 8.353% 7/10/31	6,651,806	8,086,355
	Supervalu 8.00% 5/1/16	1,478,000	1,470,610
	Wal-Mart Stores 3.625% 7/8/20	6,690,000	6,683,845

			16,240,810

	Food Products–0.42%
	General Mills 5.65% 2/15/19	4,795,000	5,457,895
	Kraft Foods 5.375% 2/10/20	4,855,000	5,212,187

			10,670,082

	Gas Utilities–0.31%
#	SEMCO Energy 144A 5.15% 4/21/20	7,295,000	7,829,257

			7,829,257

	Health Care Equipment & Supplies–1.54%
	Baxter International 4.50% 8/15/19	8,455,000	9,058,163
#	CareFusion 144A 6.375% 8/1/19	9,415,000	10,773,942
	Covidien International Finance 4.20% 6/15/20	2,775,000	2,845,771
	Hospira 6.40% 5/15/15	5,510,000	6,266,705
	Inverness Medical Innovations 9.00% 5/15/16	1,545,000	1,552,725
	Zimmer Holdings 4.625% 11/30/19	8,220,000	8,648,574

			39,145,880

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	CORPORATE BONDS (continued)

	Health Care Providers & Services–0.51%
	HCA PIK 9.625% 11/15/16		1,604,000	$1,720,290
	Medco Health Solutions 7.125% 3/15/18		8,705,000	10,415,437
	Select Medical 7.625% 2/1/15		920,000	869,400

				13,005,127

	Hotels, Restaurants & Leisure–0.20%
	International Game Technology 5.50% 6/15/20		2,675,000	2,764,858
	MGM MIRAGE
	10.375% 5/15/14		725,000	792,063
	13.00% 11/15/13		1,350,000	1,562,625

				5,119,546

	Household Durables–0.05%
	Jarden 7.50% 5/1/17		1,225,000	1,206,625

				1,206,625

	Independent Power Producers & Energy Traders–0.10%
	Dynegy Holdings 7.75% 6/1/19		840,000	584,850
	NRG Energy
	7.375% 2/1/16		610,000	608,475
	7.375% 1/15/17		1,405,000	1,394,463

				2,587,788

	Insurance–0.68%
	MetLife
	6.40% 12/15/36		50,000	44,250
	6.817% 8/15/18		3,819,000	4,326,305
•#	MetLife Capital Trust X 144A 9.25% 4/8/38		7,415,000	8,045,274
	Prudential Financial 3.875% 1/14/15		4,700,000	4,738,310
=@‡◆#	Twin Reefs Pass Through Trust 144A 0.00% 12/31/49		2,600,000	0

				17,154,139

	Life Sciences Tools & Services–0.77%
	Life Technologies
	4.40% 3/1/15		545,000	564,326
	6.00% 3/1/20		7,355,000	7,979,520
	Thermo Fisher Scientific 3.20% 5/1/15		10,655,000	11,006,136

				19,549,982

	Media–3.44%
#	Charter Communications Operating 144A 10.875% 9/15/14		1,430,000	1,594,450
	Comcast 5.90% 3/15/16		11,465,000	12,936,246
#	Cox Communications 144A
	6.25% 6/1/18		2,440,000	2,725,046
	6.45% 12/1/36		2,360,000	2,612,039
	6.95% 6/1/38		2,355,000	2,710,817
	DirecTV Holdings/Financing 7.625% 5/15/16		15,910,000	17,302,744
@	Grupo Televisa 8.49% 5/11/37	MXN	22,000,000	1,613,560
#	NBC Universal 144A 5.15% 4/30/20		13,440,000	14,044,773
	Nielsen Finance
	11.50% 5/1/16		425,000	466,438
	11.625% 2/1/14		1,925,000	2,112,688
	Shaw Communications 6.75% 11/9/39	CAD	2,672,000	2,565,873
	Time Warner Cable 8.25% 4/1/19		7,055,000	8,690,349
#	Videotron 144A 7.125% 1/15/20	CAD	3,643,000	3,456,487
#	Vivendi 144A
	5.75% 4/4/13		8,895,000	9,548,222
	6.625% 4/4/18		4,483,000	5,004,108

				87,383,840

	Metals & Mining–1.24%
	ArcelorMittal 9.85% 6/1/19		3,240,000	4,055,174
	Freeport McMoRan Copper & Gold 8.375% 4/1/17		2,375,000	2,615,894
	Reliance Steel & Aluminum 6.85% 11/15/36		3,177,000	3,088,057
	Rio Tinto Finance USA 9.00% 5/1/19		2,230,000	2,931,105
	Steel Dynamics 6.75% 4/1/15		1,185,000	1,195,369
	Teck Resources 9.75% 5/15/14		9,500,000	11,236,476
	Vale Overseas
	6.875% 11/21/36		3,976,000	4,154,964
	6.875% 11/10/39		2,010,000	2,109,893

				31,386,932

	Multiline Retail–0.13%
	Macy’s Retail Holdings 6.65% 7/15/24		3,328,000	3,211,520

				3,211,520

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)

	Multi-Utilities–0.41%
	CMS Energy 8.75% 6/15/19	1,295,000	$1,436,270
	Xcel Energy 4.70% 5/15/20	8,570,000	8,935,082

			10,371,352

	Oil, Gas & Consumable Fuels–5.02%
	Anadarko Petroleum 5.95% 9/15/16	2,670,000	2,300,915
	Chesapeake Energy
	7.25% 12/15/18	1,630,000	1,691,125
	9.50% 2/15/15	2,835,000	3,146,850
•	Enbridge Energy Partners 8.05% 10/1/37	3,450,000	3,401,603
	Energy Transfer Partners 9.70% 3/15/19	6,215,000	7,520,827
	Enterprise Products Operating
	5.20% 9/1/20	9,490,000	9,765,505
	•7.034% 1/15/68	1,740,000	1,603,064
	9.75% 1/31/14	4,810,000	5,807,709
	EOG Resources 2.95% 6/1/15	7,980,000	8,063,591
	Kinder Morgan Energy Partners
	5.30% 9/15/20	2,715,000	2,813,470
	9.00% 2/1/19	5,668,000	7,066,154
#	Lukoil International Finance 144A
	7.25% 11/5/19	454,000	469,890
#	Midcontinent Express Pipeline 144A
	5.45% 9/15/14	4,340,000	4,519,993
	6.70% 9/15/19	5,095,000	5,279,882
	Nexen 7.50% 7/30/39	3,418,000	4,018,679
	Noble Energy 8.25% 3/1/19	6,615,000	8,018,703
	Petrobras International Finance
	5.75% 1/20/20	7,837,000	7,931,420
	5.875% 3/1/18	430,000	444,699
	Petrohawk Energy 10.50% 8/1/14	2,740,000	2,959,200
	Plains All American Pipeline 8.75% 5/1/19	1,865,000	2,229,710
#	Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	2,720,000	2,929,195
#	Rockies Express Pipeline 144A 5.625% 4/15/20	3,375,000	3,215,940
	Shell International Finance 3.10% 6/28/15	2,745,000	2,790,680
	Total Capital 4.45% 6/24/20	2,630,000	2,689,948
	TransCanada Pipelines
	3.40% 6/1/15	5,210,000	5,410,356
	•6.35% 5/15/67	6,300,000	5,622,410
#	Williams Partners 144A 5.25% 3/15/20	4,855,000	4,973,952
#	Woodside Finance 144A
	4.50% 11/10/14	2,724,000	2,780,964
	8.125% 3/1/14	6,916,000	7,883,618

			127,350,052

	Paper & Forest Products–0.59%
	International Paper 9.375% 5/15/19	9,650,000	12,483,809
#	Votorantim Overseas Trading Operations 144A 6.625% 9/25/19	2,458,000	2,507,160

			14,990,969

	Pharmaceuticals–1.78%
	Abbott Laboratories 4.125% 5/27/20	8,990,000	9,436,911
	Novartis Capital 4.40% 4/24/20	3,780,000	4,083,474
	Novartis Securities Investment 5.125% 2/10/19	1,775,000	1,990,515
	Pfizer 6.20% 3/15/19	8,590,000	10,225,966
#	Roche Holdings 144A 6.00% 3/1/19	13,345,000	15,572,347
	Teva Pharmaceutical Finance II/III 3.00% 6/15/15	3,795,000	3,873,784

			45,182,997

	Real Estate Investment Trusts–0.50%
	Developers Diversified Realty 7.50% 4/1/17	1,020,000	1,002,313
#	Digital Realty Trust 144A 5.875% 2/1/20	2,275,000	2,325,289
	ProLogis
	6.25% 3/15/17	3,085,000	2,941,970
	7.375% 10/30/19	4,100,000	4,022,080
	Regency Centers 5.875% 6/15/17	2,261,000	2,386,865

			12,678,517

	Road & Rail–0.38%
	Burlington Northern Santa Fe 4.70% 10/1/19	9,020,000	9,571,059

			9,571,059

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	CORPORATE BONDS (continued)

	Semiconductors & Semiconductor Equipment–0.17%
	National Semiconductor
	3.95% 4/15/15		1,755,000	$1,780,479
	6.60% 6/15/17		2,185,000	2,451,352

				4,231,831

	Wireless Telecommunication Services–0.74%
	America Movil 5.00% 3/30/20		1,410,000	1,459,573
	American Tower 7.00% 10/15/17		5,290,000	5,924,799
#	MTS International Funding 144A 8.625% 6/22/20		1,497,000	1,556,132
	Rogers Communications
	6.68% 11/4/39	CAD	1,678,000	1,682,603
	7.50% 3/15/15		2,579,000	3,080,729
	Sprint Nextel 6.00% 12/1/16		5,510,000	4,972,775

				18,676,611

	Total Corporate Bonds (Cost $926,977,248)			973,159,736

	MUNICIPAL BONDS–0.16%
	Mississippi Home Corporation Single Family Mortgage Taxable Revenue Series G Class 3 6.93% 11/1/23 (GNMA) (FNMA)		21,467	21,474
	New Jersey Economic Development Authority Revenue Series A (Cigarette Tax) 5.75% 6/15/29		335,000	333,838
	New York Sales Tax Asset Receivables Series B 4.66% 10/15/14 (NATL-RE) (FGIC)		400,000	425,116
	Oregon State Taxable Pension 5.892% 6/1/27		2,915,000	3,206,645

	Total Municipal Bonds (Cost $3,660,158)			3,987,073

	NON-AGENCY ASSET-BACKED SECURITIES–10.85%
•#	AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.296% 10/6/21		3,475,000	3,471,868
	Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14		1,980,000	1,984,112
•#	Ally Master Owner Trust Series 2010-1 A 144A 2.10% 1/15/15		3,635,000	3,684,633
•	American Express Credit Account Master Trust Series 2010-1 B 0.95% 11/16/15		1,915,000	1,901,076
•	American Express Issuance Trust
	Series 2005-2 A 0.42% 8/15/13		2,000,000	1,991,197
#	Bank of America Auto Trust 144A
	Series 2009-2A A4 3.03% 10/15/16		2,115,000	2,192,482
	Series 2009-3A A4 2.67% 12/15/16		8,215,000	8,451,921
•	Bank of America Credit Card Trust
	Series 2006-A15 A15 0.35% 4/15/14		6,250,000	6,223,694
	Series 2008-A5 A5 1.55% 12/16/13		39,135,000	39,496,043
	Series 2010-A1 A1 0.65% 9/15/15		7,760,000	7,739,459
	Capital One Multi-Asset Execution Trust
	•Series 2006-A7 A7
	0.38% 3/17/14		1,980,000	1,975,644
	•Series 2006-A11 A11
	0.44% 6/17/19		3,460,000	3,361,933
	Series 2007-A7 A7 5.75% 7/15/20		6,160,000	7,163,882
	Series 2008-A3 A3 5.05% 2/15/16		1,750,000	1,914,658
#	CIT Equipment Collateral Series 2009-VT1 A3 144A 3.07% 8/15/16		3,285,000	3,320,115
	Citibank Credit Card Issuance Trust
	•Series 2004-C1 C1
	1.00% 7/15/13		2,375,000	2,348,915
	Series 2005-A7 A7 4.75% 10/22/12		300,000	303,723
	•Series 2006-C1 C1
	0.748% 2/20/15		5,000,000	4,788,882
	Series 2007-A3 A3 6.15% 6/15/39		8,330,000	10,520,045
	•Series 2007-A6 A6
	0.284% 7/12/12		15,325,000	15,327,939
	•Series 2009-A1 A1
	2.10% 3/17/14		4,760,000	4,879,407
◆#	Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18		7,700,000	8,302,338
	Citicorp Residential Mortgage Securities
	Series 2006-3 A4 5.703% 11/25/36		90,000	86,193
	Series 2006-3 A5 5.948% 11/25/36		4,700,000	3,750,309

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)

	CNH Equipment Trust
	•Series 2007-A A4
	0.39% 9/17/12	708,514	$707,715
	Series 2008-A A3 4.12% 5/15/12	269,806	271,501
	Series 2008-A A4A 4.93% 8/15/14	2,020,000	2,094,309
	Series 2008-B A3A 4.78% 7/16/12	664,493	672,354
	Series 2009-C A3 1.85% 12/16/13	1,490,000	1,505,402
	Series 2009-C A4 3.00% 8/17/15	4,495,000	4,666,390
	Series 2010-A A4 2.49% 1/15/16	5,710,000	5,825,541
	DaimlerChrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	2,658,332	2,704,933
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20	20,805,000	23,931,737
	•Series 2007-A2 A2
	0.877% 6/15/15	2,505,000	2,498,380
	Series 2008-A4 A4 5.65% 12/15/15	5,600,000	6,235,737
	•Series 2009-A1 A1
	1.65% 12/15/14	12,970,000	13,181,600
#	Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	10,496,000	10,229,034
#	Ford Credit Auto Lease Trust 144A
	Series 2009-A A3 3.71% 1/15/14	4,605,000	4,696,440
	Series 2010-A A2 1.04% 3/15/13	5,955,000	5,960,870
•	Ford Credit Floorplan Master Owner Trust
	Series 2009-2 A 1.90% 9/15/14	2,200,000	2,219,812
	#Series 2010-1 A 144A 2.00% 12/15/14	3,945,000	3,986,338
	General Electric Capital Credit Card Master Note Trust
	Series 2009-2 A 3.69% 7/15/15	10,000,000	10,392,932
	Series 2009-3 A 2.54% 9/15/14	4,005,000	4,052,405
•#	Golden Credit Card Trust Series 2008-3 A 144A 1.35% 7/15/17	4,700,000	4,735,984
	Harley-Davidson Motorcycle Trust
	#Series 2006-1 A2 144A 5.04% 10/15/12	400,241	406,260
	Series 2009-4 A3 1.87% 2/15/14	1,145,000	1,156,339
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12	241,849	243,820
	Series 2008-A A3 4.93% 12/17/12	1,845,218	1,897,695
	John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16	4,040,000	4,101,057
•	MBNA Credit Card Master Note Trust Series 2002-C3 C3 1.70% 10/15/14	2,345,000	2,319,793
•	Merrill Auto Trust Securitization Series 2007-1 A4 0.41% 12/15/13	1,687,349	1,679,461
	Mid-State Trust Series 11 A1 4.864% 7/15/38	660,618	635,041
=#	Sail NIM Series 2003-10A A 144A 7.50% 10/27/33	65,901	0
	Volkswagon Auto Lease Trust Series 2009-A A2 2.87% 7/15/11	2,805,621	2,817,509
	World Omni Auto Receivables Trust
	Series 2008-A A3A 3.94% 10/15/12	1,771,553	1,798,580
	World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13	2,465,000	2,481,699

	Total Non-Agency Asset-Backed Securities (Cost $268,500,208)		275,287,136

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.49%

•	ARM Trust Series 2005-10 3A11 5.371% 1/25/36	2,950,426	2,478,160

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

	Bank of America Alternative Loan Trust
	Series 2004-2 1A1 6.00% 3/25/34	1,595,776	$1,627,091
	Series 2004-10 1CB1 6.00% 11/25/34	821,358	811,431
	Series 2004-11 1CB1 6.00% 12/25/34	2,913,012	2,778,457
	Series 2005-9 5A1 5.50% 10/25/20	2,207,657	2,187,519
•	Bank of America Mortgage Securities
	Series 2003-D 1A2 2.84% 5/25/33	6,438	4,611
	Series 2004-L 4A1 5.127% 1/25/35	1,796,004	1,770,704
@•	Bear Stearns Alternative A Trust
	Series 2006-R1 2E13 4.642% 8/25/36	863,287	238,912
	Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	1,626,715	1,666,544
	Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	1,721,243	1,686,885
•	Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.752% 8/25/37	307,918	236,260
	Countrywide Alternative Loan Trust Series 2005-57CB 4A3 5.50% 12/25/35	2,625,705	2,279,831
	Series 2005-85CB 2A2 5.50% 2/25/36	2,567,864	1,918,808
◆	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2006-1 A2 6.00% 3/25/36	2,321,452	2,076,476
	•Series 2006-HYB1 3A1
	5.082% 3/20/36	2,064,236	1,213,333
	Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	196,798	201,907
	First Horizon Asset Securities
	•Series 2004-AR5 4A1
	5.665% 10/25/34	1,040,951	1,068,054
	Series 2006-3 1A11 6.25% 11/25/36	3,816,178	3,709,867
	•Series 2007-AR2 1A1
	5.807% 8/25/37	637,826	485,528
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A
	7.75% 9/19/27	383,350	378,808
	•Series 1999-3 A
	8.00% 8/19/29	666,169	663,616
	Series 2005-RP1 1A3 8.00% 1/25/35	1,781,634	1,728,445
	Series 2005-RP1 1A4 8.50% 1/25/35	1,484,751	1,436,772
	Series 2006-RP1 1A3 8.00% 1/25/36	934,418	903,765
	Series 2006-RP1 1A4 8.50% 1/25/36	646,210	620,170
•	JPMorgan Mortgage Trust Series 2006-A2 3A3 5.679% 4/25/36	3,729,000	3,149,230
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35	991,455	905,320
	Series 2006-1 1A3 5.50% 2/25/36	744,945	667,632
	MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33	217,809	228,082
•	MASTR ARM Trust
	Series 2003-6 1A2 3.825% 12/25/33	234,992	215,561
	Series 2005-6 7A1 5.341% 6/25/35	1,079,970	933,571
	Series 2006-2 4A1 4.984% 2/25/36	1,389,917	1,316,524
#	MASTR Reperforming Loan Trust 144A
	Series 2005-1 1A5 8.00% 8/25/34	1,503,953	1,488,459
	Series 2005-2 1A4 8.00% 5/25/35	1,848,667	1,800,017
•#	MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	1,114,844	1,064,020
•	Merrill Lynch Mortgage Investors Trust Series 2005-A2 A3 2.80% 2/25/35	430,961	207,452
•	Residential Funding Mortgage Securities I Series 2006-SA2 3A2 5.836% 8/25/36	370,460	38,332

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

•	Structured ARM Loan Trust
	Series 2004-3AC A2 2.40% 3/25/34		212,816	$208,112
	Series 2006-5 5A4 5.487% 6/25/36		624,168	118,747
•	Structured Asset Securities Series 2002-22H 1A 6.953% 11/25/32		225,498	220,864
◆	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18		2,000,959	2,054,349
	Series 2004-CB3 1A 6.00% 10/25/34		53,360	55,737
	Wells Fargo Mortgage-Backed Securities Trust
	Series 2005-7 A2 5.25% 9/25/35		1,852,095	1,280,739
	Series 2005-18 1A1 5.50% 1/25/36		2,283,023	2,018,395
	Series 2006-4 2A3 5.75% 4/25/36		1,312,897	499,531
	Series 2006-7 2A1 6.00% 6/25/36		5,880,206	5,243,592
	•Series 2006-AR19 A1
	5.505% 12/25/36		2,616,229	2,420,729
	Series 2007-13 A7 6.00% 9/25/37		3,166,568	2,812,619

	Total Non-Agency Collateralized Mortgage Obligations (Cost $70,530,595)			63,119,568

	REGIONAL AGENCIES–0.33%Δ
	Australia–0.33%
	New South Wales Treasury 6.00% 5/1/20	AUD	7,737,000	6,680,595
	Queensland Treasury 6.00% 6/14/21	AUD	1,947,000	1,682,157

	Total Regional Agencies (Cost $8,404,577)			8,362,752

	REGIONAL AUTHORITIES–0.48%Δ
	Canada–0.48%
	British Columbia Province 2.85% 6/15/15		2,730,000	2,823,011
	Manitoba Province 2.625% 7/15/15		1,355,000	1,379,658
	Ontario Province
	4.40% 3/8/16	CAD	424,000	424,458
	4.40% 4/14/20		3,635,000	3,870,145
	Quebec Province
	4.50% 12/1/19	CAD	401,000	392,562
	4.875% 5/5/14		2,890,000	3,190,005

	Total Regional Authorities (Cost $11,780,617)			12,079,839

«	SENIOR SECURED LOANS–0.23%
	Ford Motor Term Tranche Loan B 3.258% 12/15/13		2,664,442	2,525,904
	Texas Competitive Electric Holdings Term Loan B2 3.729% 10/10/14		4,524,739	3,361,316

	Total Senior Secured Loans (Cost $5,425,897)			5,887,220

	SOVEREIGN AGENCIES–1.34%Δ
	Canada–0.05%
	Export Development Canada 2.25% 5/28/15		1,235,000	1,250,471

				1,250,471

	Norway–0.97%
	Eksportfinans
	3.00% 11/17/14		4,810,000	4,958,461
	5.50% 5/25/16		11,775,000	13,399,809
#	Kommunalbanken 144A 2.75% 5/5/15		6,050,000	6,165,349

				24,523,619

	Republic of Korea–0.08%
#	Korea Expressway 144A 4.50% 3/23/15		2,000,000	2,051,546

				2,051,546

	Sweden–0.24%
	Svensk Exportkredit 3.25% 9/16/14		5,860,000	6,085,305

				6,085,305

	Total Sovereign Agencies (Cost $33,072,691)			33,910,941

	SOVEREIGN DEBT — 3.53%Δ
	Australia–1.27%
	Australian Government
	4.50% 4/15/20	AUD	20,234,000	16,236,709
	6.00% 2/15/17	AUD	5,850,000	5,224,786
	6.25% 4/15/15	AUD	11,907,000	10,687,564

				32,149,059

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	SOVEREIGN DEBT (continued)

	Canada–0.36%
	Canadian Government 2.50% 6/1/15	CAD	9,570,000	$9,064,215

				9,064,215

	Indonesia–0.94%
	Indonesia Government
	9.50% 6/15/15	IDR	29,990,000,000	3,569,436
	10.50% 8/15/30	IDR	29,990,000,000	3,599,661
	10.75% 5/15/16	IDR	41,055,000,000	5,159,281
	11.00% 11/15/20	IDR	57,580,000,000	7,615,825
	12.80% 6/15/21	IDR	27,500,000,000	4,019,562

				23,963,765

	Norway–0.96%
	Norwegian Government
	4.25% 5/19/17	NOK	30,010,000	5,019,551
	4.50% 5/22/19	NOK	68,156,000	11,596,851
	5.00% 5/15/15	NOK	45,341,000	7,764,843

				24,381,245

	Total Sovereign Debt (Cost $88,270,586)			89,558,284

	SUPRANATIONAL BANKS–1.33%
	European Bank for Reconstruction & Development 9.25% 9/10/12	BRL	7,310,000	4,027,729
	European Investment Bank
	6.125% 1/23/17	AUD	2,138,000	1,825,643
	9.00% 12/21/18	ZAR	23,400,000	3,052,451
	Inter-American Development Bank
	2.25% 7/15/15		3,815,000	3,837,547
	5.375% 5/27/14	AUD	5,703,000	4,825,602
	International Bank for Reconstruction & Development
	2.375% 5/26/15		4,925,000	5,013,192
	5.375% 12/15/14	NZD	298,000	209,506
	5.75% 10/21/19	AUD	2,300,000	1,944,270
	7.50% 7/30/14	NZD	7,920,000	5,970,802
	International Finance 3.00% 4/22/14		320,000	338,086
	Nordic Investment Bank 2.50% 7/15/15		2,710,000	2,748,468

	Total Supranational Banks (Cost $33,058,419)			33,793,296

	U.S. TREASURY OBLIGATIONS–10.91%
	U.S. Treasury Bond 4.625% 2/15/40		11,195,000	12,585,632
	U.S. Treasury Inflation Index Note 1.625% 1/15/15		20,277,302	21,430,574
	U.S. Treasury Notes
	1.125% 6/15/13		18,240,000	18,315,441
	1.875% 6/30/15		98,425,000	98,817,224
	3.50% 5/15/20		119,975,000	125,579,871

	Total U.S. Treasury Obligations (Cost $269,723,291)			276,728,742

		Number of
		Shares

•	PREFERRED STOCK–0.22%
	PNC Financial Services Group 8.25%		5,270,000	5,462,481

	Total Preferred Stock (Cost $4,858,099)			5,462,481

		Principal
		Amount°

	CERTIFICATE OF DEPOSIT–1.01%
	Barclays Bank 0.40% 8/18/10		25,500,000	25,497,223

	Total Certificate of Deposit (Cost $25,500,000)			25,497,223

	DISCOUNTED COMMERCIAL PAPER–12.22%
	Abbey National North America 0.22% 7/13/10		28,930,000	28,927,984
	Abbott Laboratories 0.20% 7/7/10		22,000,000	21,999,144
	Allianz Finance 0.35% 9/7/10		5,550,000	5,545,320
	ANZ National International 0.446% 9/23/10		20,200,000	20,176,487
	BNP Paribas Finance 0.03% 7/1/10		6,245,000	6,245,000
	General Electric Capital 0.18% 7/26/10		50,000,000	49,995,629
	Hewlett-Packard
	0.16% 7/22/10		30,000,000	29,995,050
	0.21% 7/26/10		9,500,000	9,498,148
	ING US Funding 0.29% 7/8/10		10,960,000	10,959,504
	Koch Resources 0.16% 7/27/10		19,185,000	19,180,353
	Nestle Capital 0.35% 8/17/10		25,000,000	24,992,200
	Novartis Finance 0.05% 7/1/10		20,000,000	20,000,000
	Procter & Gamble International Finance 0.23% 7/6/10		30,000,000	29,999,001

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

	Principal	Value
	Amount°	(U.S. $)

DISCOUNTED COMMERCIAL PAPER (continued)

University of Chicago 0.40% 8/5/10	8,000,000	$7,996,880
Westpac Securities New Zealand 0.25% 7/6/10	24,500,000	24,499,020

Total Discounted Commercial Paper (Cost $310,012,888)		310,009,720

	Number of	Value
	Shares	(U.S. $)

SHORT-TERM INVESTMENT–0.02%

Money Market Mutual Fund–0.02%
Dreyfus Treasury & Agency Cash Management Fund	474,316	$474,316

Total Short-Term Investment (Cost $474,316)		474,316

TOTAL VALUE OF SECURITIES–110.08% (Cost $2,701,711,650)	2,791,682,720
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(10.08%)z	(255,662,508)

NET ASSETS APPLICABLE TO 180,198,621 SHARES OUTSTANDING–100.00%	$2,536,020,212

NET ASSET VALUE–LVIP DELAWARE BOND FUND STANDARD CLASS ($1,194,989,580 / 84,841,650 Shares)	$14.085

NET ASSET VALUE–LVIP DELAWARE BOND FUND SERVICE CLASS ($1,341,030,632 / 95,356,971 Shares)	$14.063

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$2,298,133,694
Undistributed net investment income	68,613,340
Accumulated net realized gain on investments	76,476,415
Net unrealized appreciation of investments and foreign currencies	92,796,763

Total net assets	$2,536,020,212

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
EUR–European Monetary Unit
GBP–British Pound Sterling
IDR–Indonesia Rupiah
INR–Indian Rupee
JPY–Japanese Yen
MYR–Malaysian Ringgit
MXN–Mexican Peso
NOK–Norwegian Kroner
NZD–New Zealand Dollar
PLN–Polish Zloty
RUB–Russian Ruble
USD–United States Dollar
ZAR–South African Rand

Δ	Securities have been classified by country of origin.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.

@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $5,809,635, which represented 0.23% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $327,204,209, which represented 12.90% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.

‡	Non income producing security. Security is currently in default.

¥	Fully or partially pledged as collateral for financial futures contracts.

z	Of this amount, $40,243,758 represents receivable for securities sold, and $320,783,620 represents payable for securities purchased as of June 30, 2010.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
FGIC–Insured by the Financial Guaranty Insurance Company
FNMA–Federal National Mortgage Association
GNMA–Government National Mortgage Association
GSMPS–Goldman Sachs Reperforming Mortgage Securities
MASTR–Mortgage Asset Securitization Transaction, Inc.
NATL-RE–Insured by the National Public Finance Guarantee Corporation
NIM–Net Interest Margin
PIK–Pay-in-kind
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TBA–To be announced
yr–Year

1 The following foreign currency exchange contracts and financial futures contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

				Unrealized
				Appreciation
Contracts to Receive (Deliver)	In Exchange For		Settlement Date	(Depreciation)
AUD (1,619,819)	USD	1,398,244	8/3/10	$41,040
AUD (11,916,007)	USD	10,309,610	8/3/10	325,499
AUD 810,984	USD	(700,366)	8/3/10	(20,864)
AUD (36,228,077)	USD	31,252,875	8/3/10	898,315
BRL 3,047,474	USD	(1,687,884)	8/2/10	(18,209)
BRL (3,828,098)	USD	2,118,483	8/3/10	21,914
CAD (3,017,532)	USD	2,892,434	8/3/10	58,304
CAD (5,847,095)	USD	5,604,665	8/3/10	112,950
CAD 2,496,186	USD	(2,390,136)	8/3/10	(45,665)
CAD (1,279,345)	USD	1,222,207	8/3/10	20,619
EUR (524,688)	USD	646,658	8/3/10	4,880
EUR (5,394,603)	USD	6,679,343	8/3/10	80,884
EUR (7,521,955)	USD	9,261,332	8/3/10	60,783
EUR (8,306,905)	USD	10,220,198	8/3/10	59,529
EUR 954	USD	(1,163)	7/1/10	3
GBP (3,607,580)	USD	5,407,582	8/3/10	18,711
GBP (1,584,161)	USD	2,374,436	8/3/10	8,073
GBP (17,374,933)	USD	26,017,833	8/3/10	63,791
GBP 7,355	USD	(11,085)	7/1/10	(97)
GBP 2,599	USD	(3,890)	7/2/10	(9)
IDR (36,989,802,000)	USD	4,049,239	8/3/10	(10,087)
INR 314,074,278	USD	(6,741,000)	10/20/10	(59,342)
JPY 6,093,000	USD	(68,933)	7/2/10	2
MYR 22,050,155	USD	(6,806,654)	8/3/10	658
MYR (21,673,511)	USD	6,675,757	8/3/10	(15,278)
MXN (1,030,027)	USD	80,613	8/3/10	1,243
NOK (61,089,283)	USD	9,444,287	8/3/10	73,538
NOK (8,398,092)	USD	1,289,930	8/3/10	1,711
NOK (41,388,711)	USD	6,386,013	8/3/10	37,220

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

				Unrealized
				Appreciation
Contracts to Receive (Deliver)	In Exchange For		Settlement Date	(Depreciation)
NOK (15,100,098)	USD	2,319,167	8/3/10	$2,898
NZD (9,119,486)	USD	6,402,118	8/3/10	183,105
PLN (5,332,818)	USD	1,584,555	7/1/10	12,585
RUB (101,390,175)	USD	3,258,144	8/3/10	26,616
ZAR (25,283,879)	USD	3,290,886	8/3/10	17,131

				$1,962,451

Financial Futures Contracts

	Notional	Notional	Expiration	Unrealized
Contracts to Buy	Cost	Value	Date	Appreciation
121 U.S. Treasury 5 yr Notes	$14,163,822	$14,320,539	9/30/10	$156,717
331 U.S. Treasury 10 yr Notes	39,848,647	40,563,016	9/30/10	714,369
42 U.S. Ultra Bond	5,559,340	5,704,125	9/21/10	144,785

	$59,571,809	$60,587,680		$1,015,871

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$52,052,941
Dividends	217,388
Foreign tax withheld	(51,559)

52,218,770

EXPENSES:
Management fees	3,789,684
Distribution expenses-Service Class	2,078,675
Accounting and administration expenses	539,308
Reports and statements to shareholders	177,044
Custodian fees	49,020
Professional fees	43,662
Trustees’ fees	37,024
Other	50,243

Total operating expenses	6,764,660

NET INVESTMENT INCOME	45,454,110

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	32,513,699
Foreign currencies	879,587
Futures contracts	(691,354)

Net realized gain	32,701,932
Net change in unrealized appreciation/depreciation of investments and foreign currencies	51,106,956

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	83,808,888

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,262,998

See accompanying notes

LVIP Delaware Bond Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$45,454,110	$92,261,502
Net realized gain on investments and foreign currencies	32,701,932	56,491,553
Net change in unrealized appreciation/depreciation of investments and foreign currencies	51,106,956	169,008,985

Net increase in net assets resulting from operations	129,262,998	317,762,040

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(46,361,545)
Service Class	—	(38,547,415)

	—	(84,908,960)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	145,779,749	281,706,436
Service Class	276,693,832	413,878,103
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	46,361,545
Service Class	—	38,547,415

	422,473,581	780,493,499

Cost of shares repurchased:
Standard Class	(154,916,937)	(220,793,413)
Service Class	(68,945,918)	(135,858,291)

	(223,862,855)	(356,651,704)

Increase in net assets derived from capital share transactions	198,610,726	423,841,795

NET INCREASE IN NET ASSETS	327,873,724	656,694,875
NET ASSETS:
Beginning of period	2,208,146,488	1,551,451,613

End of period (including undistributed net investment income of $68,613,340 and $21,807,631, respectively)	$2,536,020,212	$2,208,146,488

See accompanying notes

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Standard Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$13.322	$11.676	$12.678	$12.640	$12.620	$12.966

Income (loss) from investment operations:
Net investment income[2]	0.276	0.655	0.603	0.648	0.619	0.520
Net realized and unrealized gain (loss) on investments and foreign currencies	0.487	1.553	(0.990)	0.032	(0.028)	(0.188)

Total from investment operations	0.763	2.208	(0.387)	0.680	0.591	0.332

Less dividends and distributions from:
Net investment income	—	(0.562)	(0.610)	(0.642)	(0.571)	(0.546)
Net realized gain on investments	—	—	(0.005)	—	—	(0.132)

Total dividends and distributions	—	(0.562)	(0.615)	(0.642)	(0.571)	(0.678)

Net asset value, end of period	$14.085	$13.322	$11.676	$12.678	$12.640	$12.620

Total return[3]	5.73%	18.90%	(2.92% )	5.45%	4.71%	2.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,194,989	$1,139,218	$898,902	$992,363	$943,819	$921,661
Ratio of expenses to average net assets	0.40%	0.41%	0.40%	0.40%	0.40%	0.41%
Ratio of net investment income to average net assets	4.06%	5.13%	4.83%	5.06%	4.89%	4.02%
Portfolio turnover	301%	270%	261%	462%	397%	270%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Service Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$13.324	$11.682	$12.676	$12.640	$12.621	$12.966

Income (loss) from investment operations:
Net investment income[1]	0.252	0.610	0.559	0.616	0.587	0.488
Net realized and unrealized gain (loss) on investments and foreign currencies	0.487	1.549	(0.986)	0.030	(0.029)	(0.188)

Total from investment operations	0.739	2.159	(0.427)	0.646	0.558	0.300

Less dividends and distributions from:
Net investment income	—	(0.517)	(0.562)	(0.610)	(0.539)	(0.513)
Net realized gain on investments	—	—	(0.005)	—	—	(0.132)

Total dividends and distributions	—	(0.517)	(0.567)	(0.610)	(0.539)	(0.645)

Net asset value, end of period	$14.063	$13.324	$11.682	$12.676	$12.640	$12.621

Total return[2]	5.55%	18.48%	(3.26% )	5.17%	4.45%	2.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,341,031	$1,068,928	$652,550	$589,154	$461,394	$345,440
Ratio of expenses to average net assets	0.75%	0.76%	0.75%	0.65%	0.65%	0.66%
Ratio of net investment income to average net assets	3.71%	4.78%	4.48%	4.81%	4.64%	3.77%
Portfolio turnover	301%	270%	261%	462%	397%	270%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize current income consistent with a prudent investment strategy.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust, provides day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.18% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $77,297 and $22,629, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$661,558
Distribution fees payable to LFD	377,553

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $2,489,871,847, and sales of $2,391,567,022 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2010, the Fund made purchases of $1,052,812,972 and sales of $919,789,192 of long-term U.S. government securities.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $2,702,858,525. At June 30, 2010, net unrealized appreciation was $88,824,195, of which $108,209,986 related to unrealized appreciation of investments and $19,385,791 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$991,505,404	$7,763,949	$999,269,353
Corporate Debt	—	989,092,213	3,456,487	992,548,700
Foreign Debt	—	169,839,836	7,865,276	177,705,112
Municipal Bonds	—	3,987,073	—	3,987,073
U.S. Treasury Obligations	—	276,728,742	—	276,728,742
Short-Term	474,316	335,506,943	—	335,981,259
Preferred Stock	—	5,462,481	—	5,462,481

Total	$474,316	$2,772,122,692	$19,085,712	$2,791,682,720

Foreign Currency Exchange Contracts	$—	$1,962,451	$—	$1,962,451

Financial Futures Contracts	$—	$1,015,871	$—	$1,015,871

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset
	Backed and
	Mortgage-
	Backed	Corporate
	Securities	Debt	Foreign Debt	Total

Balance as of 12/31/09	$12,684,267	$—	$15,042,142	$27,726,409
Purchases	3,014,982	3,538,513	7,871,273	14,424,768
Sales	(4,791,677)	—	(10,620,537)	(15,412,214)
Net realized loss	(2,761,180)	—	(555,893)	(3,317,073)
Transfers out of Level 3	(3,475,000)	—	(3,729,402)	(7,204,402)
Net change in unrealized appreciation/depreciation	3,092,557	(82,026)	(142,307)	2,868,224

Balance as of 6/30/10	$7,763,949	$3,456,487	$7,865,276	$19,085,712

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/10	$89,411	$(82,026)	$(5,997)	$1,388

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$84,908,960

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,298,133,694
Undistributed ordinary income	151,026,390
Other temporary differences	(1,727,288)
Unrealized appreciation of investments and foreign currencies	88,587,416

Net assets	$2,536,020,212

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of futures contracts, mark-to-market of foreign currency contracts and contingent payment debt instruments.

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown losses on mortgage-and asset-backed securities and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$1,351,599	$(1,351,599)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	10,616,001	22,647,818
Service Class	20,159,024	32,234,448
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,472,307
Service Class	—	2,886,600

	30,775,025	61,241,173

Shares repurchased:
Standard Class	(11,289,647)	(17,590,479)
Service Class	(5,025,628)	(10,758,994)

	(16,315,275)	(28,349,473)

Net increase	14,459,750	32,891,700

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

Fair values of derivative instruments as of June 30, 2010 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value

Foreign exchange contracts (Forward Currency Contracts)	Receivables and other assets net of liabilities	$1,962,823	Liabilities net of receivables and other assets	$(372)
Interest rate contracts (Futures)	Receivables and other assets net of liabilities	1,015,871	Liabilities net of receivables and other assets	—

Total		$2,978,694		$(372)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 was as follows:

			Change in
			Unrealized
			Appreciation or
	Location of Gain or	Realized Gain or	Depreciation on
	Loss on Derivatives	Loss on Derivatives	Derivatives
	Recognized in	Recognized in	Recognized in
	Income	Income	Income

Foreign exchange contracts (Forward Currency Contracts)	Net realized gain on foreign currencies/net unrealized appreciation/depreciation of investments and foreign currencies	$1,046,257	$2,873,635
Interest rate contracts (Futures)	Net realized loss on futures contracts/net unrealized appreciation/depreciation of investments and foreign currencies	(691,354)	(5,508,350)

Total		$354,903	$(2,634,715)

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

8.	Credit and Market Risk (continued)

Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2010, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund–26

LVIP Delaware Diversified Floating Rate Fund

LVIP Delaware Diversified
Floating Rate Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Delaware Diversified Floating Rate Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	7
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Other Fund Information	14

LVIP Delaware Diversified Floating Rate Fund

Disclosure
     OF FUND EXPENSES
For the Period May 3, 2010* to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 3, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10

Actual*
Standard Class Shares	$1,000.00	$990.40	0.80%	$1.29
Service Class Shares	1,000.00	990.00	1.05%	1.69

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,020.83	0.80%	$4.01
Service Class Shares	1,000.00	1,019.59	1.05%	5.26

*	The Fund commenced operations on May 3, 2010. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the actual since inception).

**	Expenses paid during period for “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Sector Allocation
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Agency Collateralized Mortgage Obligations	14.65%

Agency Mortgage-Backed Security	0.99%

Convertible Bonds	0.32%

Corporate Bonds	47.20%

Aerospace & Defense	0.65%
Beverages	1.46%
Capital Markets	2.30%
Chemicals	1.24%
Commercial Banks	6.18%
Diversified Financial Services	0.53%
Diversified Telecommunication Services	2.76%
Electric Utilities	4.33%
Energy Equipment & Services	1.16%
Food Products	2.15%
Health Care Providers & Services	1.01%
Insurance	1.57%
Life Sciences Tools & Services	2.74%
Media	4.84%
Metals & Mining	1.71%
Oil, Gas & Consumable Fuels	8.63%
Pharmaceuticals	1.01%
Wireless Telecommunication Services	2.93%

Municipal Bonds	6.09%

Non-Agency Asset-Backed Securities	13.05%

Regional Authority	1.00%

Senior Secured Loans	13.13%

Sovereign Debt	1.13%

Short-Term Investment	5.96%

Total Value of Securities	103.52%

Liabilities Net of Receivables and Other Assets	(3.52%)

Total Net Assets	100.00%

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–14.65%
•	Fannie Mae REMICs
	Series 2004-36 FA 0.747% 5/25/34	$982,354	$985,511
	Series 2005-66 FD 0.647% 7/25/35	1,397,043	1,395,629
	Series 2006-40 F 0.647% 5/25/36	663,062	660,135
	Series 2007-36 FL 0.747% 4/25/37	1,028,152	1,016,588
•	Freddie Mac REMICs
	Series 3152 JF 0.80% 8/15/35	1,000,295	1,001,346
	Series 3316 FB 0.65% 8/15/35	1,231,327	1,230,327
•	GNMA Series 2010-46 MF 0.75% 5/16/34	973,501	974,593

	Total Agency Collateralized Mortgage Obligations (Cost $7,243,690)		7,264,129

	AGENCY MORTGAGE-BACKED SECURITY–0.99%
	Fannie Mae S.F. 30 yr 5.00% 7/1/40 TBA	465,000	491,956

	Total Agency Mortgage-Backed Security (Cost $491,156)		491,956

	CONVERTIBLE BONDS–0.32%
	Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	36,000	30,105
#	SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	125,000	127,188

	Total Convertible Bonds (Cost $158,693)		157,293

	CORPORATE BONDS–47.20%
	Aerospace & Defense–0.65%
#	Meccanica Holdings USA 144A 6.25% 7/15/19	300,000	320,718

			320,718

	Beverages–1.46%
•#	Anheuser-Busch InBev Worldwide 144A 1.267% 3/26/13	725,000	725,753

			725,753

	Capital Markets–2.30%
•	Goldman Sachs Group 0.988% 3/22/16	375,000	335,072
	Korea Development Bank 8.00% 1/23/14	300,000	341,758
	Lazard Group 7.125% 5/15/15	200,000	210,856
•	Morgan Stanley 2.93% 5/14/13	250,000	251,101

			1,138,787

	Chemicals–1.24%
	Cytec Industries 8.95% 7/1/17	300,000	367,035
	Dow Chemical 8.55% 5/15/19	200,000	245,220

			612,255

	Commercial Banks–6.18%
•	Branch Banking & Trust 0.784% 5/23/17	480,000	440,354
•#	CoBank ACB 144A 1.137% 6/15/22	325,000	256,876
•	General Electric Capital 0.628% 5/11/16	1,200,000	1,093,955
•	JPMorgan Chase Bank 0.866% 6/13/16	550,000	518,156
•	National City Bank/Cleveland 0.908% 6/7/17	550,000	493,023
•	Wachovia 0.673% 10/15/16	300,000	263,357

			3,065,721

	Diversified Financial Services–0.53%
•	Bank of America 0.817% 6/15/16	300,000	262,927

			262,927

	Diversified Telecommunication Services–2.76%
•	Qwest 3.787% 6/15/13	725,000	721,375
	Telecom Italia Capital 6.175% 6/18/14	250,000	261,587
•	Telefonica Emisiones 0.674% 2/4/13	400,000	385,981

			1,368,943

	Electric Utilities–4.33%
#	American Transmission Systems 144A 5.25% 1/15/22	425,000	446,462
•	Columbus Southern Power 0.937% 3/16/12	935,000	933,849
•	Georgia Power 0.857% 3/15/13	525,000	525,967
•	Wisconsin Energy 6.25% 5/15/67	265,000	240,149

			2,146,427

	Energy Equipment & Services–1.16%
	Pride International 8.50% 6/15/19	250,000	260,625
	Weatherford International 4.95% 10/15/13	300,000	315,635

			576,260

	Food Products–2.15%
	Kraft Foods 5.375% 2/10/20	525,000	563,625
•#	WM Wrigley Jr 144A 1.912% 6/28/11	500,000	500,049

			1,063,674

	Health Care Providers & Services–1.01%
•	UnitedHealth Group 1.66% 2/7/11	500,000	502,666

			502,666

	Insurance–1.57%
•	Berkshire Hathaway 0.858% 2/11/13	500,000	501,272
•#	Metropolitan Life Global Funding I 144A 0.643% 8/13/12	280,000	275,889

			777,161

	Life Sciences Tools & Services–2.74%
	Life Technologies 6.00% 3/1/20	300,000	325,473
	Thermo Fisher Scientific 3.20% 5/1/15	1,000,000	1,032,955

			1,358,428

	Media–4.84%
	Comcast 5.15% 3/1/20	425,000	445,800
	DirecTV Holdings/Financing 7.625% 5/15/16	500,000	543,770
#	NBC Universal 144A 5.15% 4/30/20	500,000	522,499

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Media (continued)

	Time Warner Cable 8.25% 4/1/19	$450,000	$554,309
#	Vivendi 144A 6.625% 4/4/18	300,000	334,872

			2,401,250

	Metals & Mining–1.71%
	ArcelorMittal 9.85% 6/1/19	300,000	375,479
	Teck Resources 9.75% 5/15/14	400,000	473,115

			848,594

	Oil, Gas & Consumable Fuels–8.63%
•	Enbridge Energy Partners 8.05% 10/1/37	260,000	256,353
•	Enterprise Products Operating 7.034% 1/15/68	260,000	239,538
	Kinder Morgan Energy Partners 5.30% 9/15/20	500,000	518,134
#	Midcontinent Express Pipeline 144A 6.70% 9/15/19	325,000	336,793
	Petrobras International Finance 5.75% 1/20/20	450,000	455,422
	Plains All American Pipeline 8.75% 5/1/19	400,000	478,222
•	Shell International Finance 0.888% 6/22/12	425,000	426,580
•	TransCanada PipeLines 6.35% 5/15/67	350,000	312,356
•#	Williams 144A 2.291% 10/1/10	335,000	334,956
#	Williams Partners 144A 5.25% 3/15/20	425,000	435,413
#	Woodside Finance 144A 8.125% 3/1/14	425,000	484,461

			4,278,228

	Pharmaceuticals–1.01%
•	Teva Pharmaceutical Finance III 0.939% 12/19/11	500,000	501,236

			501,236

	Wireless Telecommunication Services–2.93%
	American Tower 7.00% 10/15/17	425,000	476,000
	Rogers Communications 6.75% 3/15/15	475,000	550,809
•	Vodafone Group 0.877% 6/15/11	425,000	424,904

			1,451,713

	Total Corporate Bonds (Cost $23,376,410)		23,400,741

	MUNICIPAL BONDS–6.09%
•	Kentucky Higher Education Student Loan Revenue Series 1-CL A-1 0.95% 5/1/20	650,000	650,130
•	Missouri Higher Education Loan Authority Student Revenue Series A-1 1.38% 8/27/29	925,000	925,028
•	New Jersey Economic Development Authority Revenue (Building America Bonds) 1.48% 6/15/13	525,000	524,360
•	North Texas Higher Education Authority Student Loan Revenue Series 1-CL A-2 1.46% 7/1/30	925,000	920,680

	Total Municipal Bonds (Cost $3,025,000)		3,020,198

	NON-AGENCY ASSET-BACKED SECURITIES–13.05%
•	American Express Credit Account Master Trust Series 2009-2 A 1.60% 3/15/17	250,000	259,041
•	Bank of America Credit Card Trust Series 2010-A1 A1 0.65% 9/15/15	200,000	199,471
•#	Capital Auto Receivables Asset Trust Series 2008-CPA A1 144A 1.20% 1/15/13	434,050	437,034
•	Capital One Multi-Asset Execution Trust
	Series 2005-A10 A 0.43% 9/15/15	500,000	496,141
	Series 2006-A8 A8 0.38% 4/15/16	390,000	385,142
	Series 2007-A1 A1 0.40% 11/15/19	500,000	482,918
	Series 2007-A4 A4 0.38% 3/16/15	500,000	496,598
•	Chase Issuance Trust Series 2008-A6 A 1.55% 5/15/15	500,000	512,483
•	Citibank Credit Card Issuance Trust
	Series 2007-A7 A7 0.698% 8/20/14	500,000	499,970
	Series 2008-A6 A 1.548% 5/22/17	400,000	413,348
	Series 2009-A1 A1 2.10% 3/17/14	550,000	563,797
	Series 2009-A2 A2 1.90% 5/15/14	500,000	511,551
•	Discover Card Master Trust Series 2010-A1 A1 1.00% 9/15/15	706,000	709,782
•#	Golden Credit Card Trust Series 2008-3 A 144A 1.35% 7/15/11	500,000	503,828

	Total Non-Agency Asset-Backed Securities (Cost $6,477,265)		6,471,104

	REGIONAL AUTHORITY–1.00%
	Canada–1.00%
•	Province of Ontario Canada 0.52% 5/7/13	495,000	494,778

	Total Regional Authority (Cost $494,858)		494,778

«	SENIOR SECURED LOANS–13.13%
	Affinion Group Term Tranche Loan B 5.00% 10/7/16	135,000	128,897
	AGFS Funding 7.25% 4/21/15	340,000	331,840
	AIG
	Term Tranche Loan 1 6.75% 2/23/15	77,885	77,175
	Term Tranche Loan 2 7.00% 3/7/16	57,115	56,390
	Anchor Glass Container 6.00% 2/3/16	119,553	118,656
	Aspect Software Term Loan B 6.25% 4/19/16	75,000	73,500
	ATI Holdings 7.00% 2/18/16	135,000	130,275
	Avaya Term Tranche Tranche Loan B2 10.50% 10/27/14	108,000	109,755

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

«	SENIOR SECURED LOANS (continued)
	BE Aerospace 5.75% 7/28/14	$95,815	$96,265
	Butler Schein Animal Health Term Tranche Loan B 5.50% 12/31/15	125,000	125,157
	BWAY Holding Term Tranche Loan B 5.50% 3/28/17	205,714	205,929
	Calpine Term Tranche Loan 7.00% 4/21/17	225,000	223,172
	Charter Communications Operating Term Tranche Loan B 2.25% 3/6/14	265,000	246,257
	Delta Air Lines 8.75% 9/16/13	125,000	125,886
	Ford Motor Term Tranche Loan B 5.80% 12/15/13	433,316	410,786
	Graham Packaging Term Tranche Loan C 6.75% 4/5/14	225,000	226,337
	ICL Industrial Containers Term Tranche Loan C 3.75% 6/16/17	19,286	19,306
	Infogroup Term Tranche Loan B 6.25% 3/30/16	225,000	220,781
	Level 3 Financing Term Tranche Loan B 11.50% 3/13/14	150,000	161,531
	Live Nation Entertainment Term Tranche Loan B 4.50% 10/20/16	115,000	114,353
	MGM Mirage Term Tranche Loan E 5.00% 2/21/14	120,000	99,600
	Nuveen Investment 2nd Lien Term Tranche Loan 12.50% 7/9/15	380,000	399,760
	Phillips-Van Heusen Term Tranche Loan B 4.75% 3/15/16	435,000	435,665
	Pinnacle Foods Finance Term Tranche Loan C 7.50% 4/2/14	250,000	250,000
	RehabCare Group Term Tranche Loan B 6.00% 11/3/15	135,000	134,511
	Revlon Consumer Products 6.00% 8/17/15	280,000	273,263
	Reynolds & Reynolds 5.25% 4/3/17	222,450	219,949
	Roundy’s Supermarkets 10.50% 4/5/16	275,000	276,719
	Sinclair Television Group Term Tranche Loan B 6.50% 10/16/15	100,000	100,375
	TASC Term Tranche Loan B 5.75 12/19/14	110,000	110,138
	Texas Competitive Electric Holdings Term Tranche Loan B2 3.729% 10/10/14	400,000	297,150
	Univision Communications Term Tranche Loan B 2.533% 9/29/14	431,262	360,703
	US Telepacific 9.50% 7/27/15	125,000	124,719
	Wendy’s/Arby’s Restaurants Term Tranche Loan 5.00% 5/3/17	225,000	225,056

	Total Senior Secured Loans (Cost $6,618,859)		6,509,856

	SOVEREIGN DEBT–1.13%
	Sweden–1.13%
•	Swedish Export Credit 1.18% 8/14/14	550,000	557,695

	Total Sovereign Debt (Cost $559,502)		557,695

		Number of
		Shares

	SHORT-TERM INVESTMENT–5.96%
	Money Market Mutual Fund–5.96%
	Dreyfus Treasury & Agency Cash Management Fund	2,954,686	2,954,686

	Total Short-Term Investment (Cost $2,954,686)		2,954,686

TOTAL VALUE OF SECURITIES–103.52% (Cost $51,400,119)	51,322,436

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.52%)	(1,744,913)

NET ASSETS APPLICABLE TO 5,005,738 SHARES OUTSTANDING–100.00%	$49,577,523

NET ASSET VALUE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($49,567,623 / 5,004,738 Shares)	$9.904

NET ASSET VALUE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($9,900 / 1,000 Shares)	$9.900

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$49,687,556
Undistributed net investment income	442,065
Accumulated net realized loss on investments	(32,350)
Net unrealized depreciation of investments	(519,748)

Total net assets	$49,577,523

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $6,042,791 which represented 12.19% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Statement of Net Assets (continued)

Summary of Abbreviations:
GNMA–Government National Mortgage Association
REMIC–Real Estate Mortgage Investment Conduit
S.F.–Single Family
TBA–To Be Announced
yr–Year

[1]	The following swap contracts were outstanding at June 30, 2010:

Swap Contracts

Interest Rate Swap Contracts

		Fixed Interest	Floating Interest
Counterparty &	Notional	Rate Received	Rate Received	Termination	Unrealized
Referenced Obligation	Value	(Paid)	(Paid)	Date	Depreciation

Morgan Stanley 3 yr Interest Rate Swap	$2,500,000	1.675%	0.307%	5/17/13	$(27,163)
5 yr Interest Rate Swap	3,250,000	2.555%	0.307%	5/17/15	(82,946)
7 yr Interest Rate Swap	3,150,000	3.135%	0.307%	5/17/17	(122,777)
10 yr Interest Rate Swap	3,100,000	3.625%	0.307%	5/17/20	(173,837)

Total	$12,000,000				$(406,723)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Statement of Operations
May 3, 2010* to June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$172,652

172,652

EXPENSES:
Management fees	45,942
Professional fees	6,947
Accounting and administration expenses	3,568
Custodian fees	920
Reports and statements to shareholders	544
Trustees’ fees	132
Distribution expenses-Service Class	4
Other	5,117

63,174
Less expenses waived/reimbursed	(1,914)

Total operating expenses	61,260

NET INVESTMENT INCOME	111,392

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(79,400)
Swap contracts	47,050

Net realized loss	(32,350)
Net change in unrealized appreciation/depreciation of investments	(519,748)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(552,098)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(440,706)

*	Date of commencement of operations.

See accompanying notes

LVIP Delaware Diversified Floating Rate Fund
Statement of Changes in Net Assets

5/3/10*
to
6/30/10
(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$111,392
Net realized loss on investments	(32,350)
Net change in unrealized appreciation/depreciation of investments	(519,748)

Net decrease in net assets resulting from operations	(440,706)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	50,867,116
Service Class	10,000

50,877,116

Cost of shares repurchased:
Standard Class	(858,887)

(858,887)

Increase in net assets derived from capital share transactions	50,018,229

NET INCREASE IN NET ASSETS	49,577,523
NET ASSETS:
Beginning of period	—

End of period (including undistributed net investment income of $442,065)	$49,577,523

*	Date of commencement of operations.

See accompanying notes

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

	LVIP Delaware Diversified Floating Rate Fund
	Standard Class	Service Class
	5/3/10[1]	5/3/10[1]
	to	to
	6/30/2010	6/30/2010
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.024	0.020
Net realized and unrealized loss on investments	(0.120)	(0.120)

Total from investment operations	(0.096)	(0.100)

Net asset value, end of period	$9.904	$9.900

Total return[3]	(0.96% )	(1.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,568	$10
Ratio of expenses to average net assets	0.80%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.82%	1.07%
Ratio of net investment income to average net assets	1.44%	1.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.42%	1.17%
Portfolio turnover	35%	35%

[1]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek total return.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for period May 3, 2010 through June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the average daily net assets of the Fund and 0.55% of the average daily net assets of the Fund in excess of $500 million.

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.80% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Delaware Management Company (DMC), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.25% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the period May 3, 2010 through June 30, 2010, fees for administrative and support services amounted to $234 and $448, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$22,777
Distribution fees payable to LFD	2

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the period May 3, 2010 through June 30, 2010, the Fund made purchases of $49,807,131 and sales of $2,658,162 of investment securities other than U.S. government securities and short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $51,411,660. At June 30, 2010, net unrealized depreciation was $89,224, of which $239,976 related to unrealized appreciation of investments and $329,200 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$13,286,327	$940,862	$14,227,189
Corporate Debt	—	30,067,890	—	30,067,890
Foreign Debt	—	1,052,473	—	1,052,473
Municipal Bonds	—	3,020,198	—	3,020,198
Short-Term	2,954,686	—	—	2,954,686

Total	$2,954,686	$47,426,888	$940,862	$51,322,436

Swap Contracts	$—	$(406,723)	$—	$(406,723)

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Agency, Asset-Backed &
Mortgage-Backed Securities

Balance as of 5/3/10	$—
Purchases	992,578
Sales	(53,172)
Net realized loss	(208)
Net change in unrealized appreciation/ depreciation	1,664

Balance as of 6/30/10	$940,862

Net change in unrealized appreciation/ depreciation from investments still held as of 6/30/10	$1,664

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period May 3, 2010 through June 30, 2010.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$49,687,556
Realized losses 5/3/10–6/30/10	(20,809)
Unrealized depreciation on investments	(89,224)

Net assets	$49,577,523

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales and the tax treatment of swap contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the period ended June 30, 2010, the Fund recorded the following reclassifications.

Undistributed Net	Paid-in
Investment Income	Capital
$330,673	$(330,673)

6.	Capital Shares
Transactions in capital shares were as follows:

5/3/10* to
6/30/10

Shares sold:
Standard Class	5,092,205
Service Class	1,000

5,093,205

Shares repurchased:
Standard Class	(86,467)

(86,467)

Net increase	5,006,738

*	Date of commencement of operations.

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Swap Contracts–The Fund may enter into interest rate swap contracts, index swap contracts and credit default swap (CDS) contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

8.	Credit and Market Risk
The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poors’ Ratings Group and/or Ba or lower by Moody’s Investors Service Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund
Notes to Financial Statements (continued)

8.	Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2010, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund
Other Fund Information

Approval of Investment Management Agreement and Sub-Advisory Agreement
On December 7-8, 2009 and March 8-9, 2010, the Board of Trustees of Lincoln Variable Insurance Products Trust (“Trust”) met to consider the organization and offering of a new series of the Trust, the LVIP Delaware Diversified Floating Rate Fund (the “Fund”), including the appointment of Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser, and the appointment of Delaware Management Company, a series of Delaware Management Business Trust (“Delaware”), as sub-adviser for the Fund. The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (individually, “Lincoln Life,” and together with LIAC, “Fund Management”) and the proposed sub-adviser. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board of Trustees. Upon receiving the report of the Independent Trustees, the Board of Trustees adopted the considerations and conclusions of the Independent Trustees.

Approval of Investment Management Agreement with LIAC
In considering the approval of the investment management agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel, resources, compliance and oversight of sub-adviser and that LIAC serves as investment adviser for the currently existing series of the Trust. The Board reviewed the services to be provided by LIAC in serving as investment adviser and overseeing the sub-adviser, the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters.

The Board considered that LIAC would delegate day-to-day portfolio management responsibility to Delaware with respect to the Fund. The Board considered that the Trust’s Chief Compliance Officer had reviewed the written compliance policies and procedures of the sub-adviser, including the assessment of its compliance program required under Rule 38a-1 of the 1940 Act, and its code of ethics.

The Board also considered that Lincoln Life would provide administrative services for the Fund as it does for the existing series of the Trust and that certain Lincoln personnel would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the proposed management fee rates and estimated expense ratio for the Fund. The Board also compared the management fee to the average, high and low management fees in the Bank Loan Funds, Inflation Protected Bond Funds and Short Term Bond Fund peer groups selected by LIAC and noted that the proposed management fee was below the average fee of the Bank Loan Fund peer groups and higher than the average of the Inflation Protected Bond and Short Term Bond Fund peer groups. The Board concluded that the proposed advisory fee schedule, which includes a breakpoint, was reasonable.

The Board also reviewed the pro forma profitability analysis to LIAC and for the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not expected to be unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of fund investors. The Board noted that the advisory fee schedule for the Fund included a breakpoint. Because the Fund is newly organized, the Board determined to review economies of scale in the future after the Fund has commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the Fund, and noted that affiliates of LIAC provide various services to other series of the Trust and are proposed to provide similar services to the Fund. The Board also noted that Lincoln Life may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from other series of the Trust by Lincoln Life holding fund shares on behalf of contract holders.

Approval of Sub-Advisory Agreement with Delaware
In considering the approval of the proposed sub-advisory agreement between Delaware and LIAC, on behalf of the Fund, the Board considered the nature, extent and quality of services proposed to be provided by Delaware under the sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other series of the Trust. The Board considered management’s description of the new strategy developed by LIAC and Delaware, with the goal of offering to contract owners a floating rate strategy with a diversified investment grade fixed income portfolio as an investment option in variable annuity products. The Board considered the in-person presentation by Delaware that described its investment philosophy and process for the Fund and responses to questions from the Board. The Board reviewed the background of the investment professionals proposed to service the Fund and information provided regarding portfolio manager compensation, trading and brokerage arrangements portfolio risk monitoring and compliance and regulatory matters. The Board concluded that the services to be provided by Delaware were expected to be satisfactory.

With respect to Delaware’s estimated profitability as sub-adviser, the Board considered that LIAC would compensate Delaware from its fee and concluded the proposed sub-advisory fee was reasonable.

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund
Other Fund Information (continued)

Overall Conclusions
Based on all of the information considered and the conclusions reached, the Board determined that the terms of the investment management agreement and the sub-advisory agreement for the Fund are fair and reasonable, and that the approval of each such agreement is in the best interests of the Trust. The Board unanimously approved the investment management agreement and the sub-advisory agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).
For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Foundation Funds

LVIP Delaware Foundation® Funds
LVIP Delaware Foundation® Conservative
  Allocation Fund
LVIP Delaware Foundation® Moderate
  Allocation Fund
LVIP Delaware Foundation® Aggressive
  Allocation Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Delaware Foundation® Funds

Index

Disclosure of Fund Expenses	1
Sector Allocations and Top 10 Equity Holdings	2
Statements of Net Assets	11
Statements of Operations	88
Statements of Changes in Net Assets	89
Financial Highlights	90
Notes to Financial Statements	96

LVIP Delaware Foundation® Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Delaware Foundation® Conservative Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$991.10	0.73%	$3.60
Service Class Shares	1,000.00	989.80	0.98%	4.83

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

LVIP Delaware Foundation® Moderate Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$963.50	0.73%	$3.55
Service Class Shares	1,000.00	962.30	0.98%	4.77

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

LVIP Delaware Foundation® Aggressive Allocation Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$940.60	0.73%	$3.51
Service Class Shares	1,000.00	939.60	0.98%	4.71

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Foundation® Funds–1

LVIP Delaware Foundation® Conservative Allocation Fund

Sector Allocations and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	30.04%

U.S. Markets	18.05%
Aerospace & Defense	0.49%
Air Freight & Logistics	0.17%
Airlines	0.05%
Auto Components	0.02%
Automobiles	0.03%
Beverages	0.12%
Biotechnology	0.43%
Building Products	0.03%
Capital Markets	0.46%
Chemicals	0.24%
Commercial Banks	0.26%
Commercial Services & Supplies	0.27%
Communications Equipment	0.64%
Computers & Peripherals	1.15%
Construction & Engineering	0.09%
Consumer Finance	0.03%
Containers & Packaging	0.11%
Diversified Consumer Services	0.01%
Diversified Financial Services	0.64%
Diversified Telecommunication Services	0.41%
Electric Utilities	0.37%
Electrical Equipment	0.05%
Electronic Equipment, Instruments & Components	0.05%
Energy Equipment & Services	0.30%
Food & Staples Retailing	0.52%
Food Products	0.52%
Gas Utilities	0.02%
Health Care Equipment & Supplies	0.14%
Health Care Providers & Services	0.92%
Hotels, Restaurants & Leisure	0.30%
Household Durables	0.06%
Household Products	0.51%
Independent Power Producers & Energy Traders	0.04%
Industrial Conglomerates	0.07%
Insurance	0.61%
Internet & Catalog Retail	0.19%
Internet Software & Services	0.76%
IT Services	0.54%
Life Sciences Tools & Services	0.05%
Machinery	0.16%
Media	0.36%
Metals & Mining	0.14%
Multiline Retail	0.08%
Multi-Utilities	0.04%
Office Electronics	0.12%
Oil, Gas & Consumable Fuels	1.34%
Paper & Forest Products	0.02%
Personal Products	0.01%
Pharmaceuticals	1.19%
Professional Services	0.07%
Real Estate Investment Trusts	0.16%
Road & Rail	0.12%
Semiconductors & Semiconductor Equipment	0.36%
Software	0.85%
Specialty Retail	0.68%
Textiles, Apparel & Luxury Goods	0.34%
Thrifts & Mortgage Finance	0.05%
Trading Companies & Distributors	0.03%
Wireless Telecommunication Services	0.26%

Developed Markets	7.36%
Aerospace & Defense	0.13%
Air Freight & Logistics	0.14%
Airlines	0.17%
Auto Components	0.11%
Automobiles	0.33%
Beverages	0.16%
Building Products	0.27%
Capital Markets	0.16%
Chemicals	0.21%
Commercial Banks	0.61%
Communications Equipment	0.11%
Construction Materials	0.13%
Containers & Packaging	0.15%
Diversified Telecommunication Services	0.27%
Electrical Equipment	0.15%
Electronic Equipment, Instruments & Components	0.16%
Energy Equipment & Services	0.03%
Food & Staples Retailing	0.14%
Food Products	0.49%
Hotels, Restaurants & Leisure	0.06%
Household Durables	0.13%
Industrial Conglomerates	0.18%
Insurance	0.17%
IT Services	0.37%
Machinery	0.15%
Media	0.44%
Metals & Mining	0.12%
Multiline Retail	0.28%
Multi-Utilities	0.12%
Oil, Gas & Consumable Fuels	0.29%
Pharmaceuticals	0.59%
Real Estate Management & Development	0.01%
Specialty Retail	0.06%
Textiles, Apparel & Luxury Goods	0.13%

LVIP Delaware Foundation® Funds–2

LVIP Delaware Foundation® Conservative Allocation Fund
Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
Sector	of Net Assets

Trading Companies & Distributors	0.15%
Wireless Telecommunication Services	0.19%

Emerging Markets	4.63%
Automobiles	0.02%
Beverages	0.10%
Chemicals	0.06%
Commercial Banks	0.55%
Communications Equipment	0.02%
Computers & Peripherals	0.20%
Construction & Engineering	0.02%
Construction Materials	0.08%
Diversified Financial Services	0.14%
Diversified Telecommunication Services	0.24%
Electric Utilities	0.14%
Electronic Equipment, Instruments & Components	0.05%
Food & Staples Retailing	0.02%
Food Products	0.14%
Household Durables	0.06%
Independent Power Producers & Energy Traders	0.11%
Industrial Conglomerates	0.03%
Insurance	0.12%
Internet Software & Services	0.35%
IT Services	0.02%
Machinery	0.05%
Media	0.06%
Metals & Mining	0.45%
Oil, Gas & Consumable Fuels	0.62%
Paper & Forest Products	0.03%
Pharmaceuticals	0.02%
Professional Services	0.03%
Real Estate Management & Development	0.11%
Road & Rail	0.05%
Semiconductors & Semiconductor Equipment	0.26%
Tobacco	0.02%
Wireless Telecommunication Services	0.46%

Convertible Preferred Stock	0.00%

Exchange-Traded Funds	5.32%

Preferred Stock	0.25%

Agency Collateralized Mortgage Obligations	0.49%

Agency Mortgage-Backed Securities	8.14%

Commercial Mortgage-Backed Securities	2.26%

Convertible Bonds	1.39%

Corporate Bonds	31.05%
Aerospace & Defense	0.36%
Airlines	0.06%
Auto Components	0.19%
Automobiles	0.14%
Beverages	0.34%
Building Products	0.15%
Capital Markets	0.82%
Chemicals	0.62%
Commercial Banks	2.54%
Commercial Services & Supplies	0.84%
Communications Equipment	0.36%
Consumer Finance	0.12%
Containers & Packaging	0.31%
Diversified Consumer Services	0.16%
Diversified Financial Services	2.05%
Diversified Telecommunication Services	1.62%
Electric Utilities	1.79%
Electronic Equipment, Instruments & Components	0.11%
Energy Equipment & Services	0.66%
Food & Staples Retailing	0.56%
Food Products	0.52%
Gas Utilities	0.20%
Health Care Equipment & Supplies	1.89%
Health Care Providers & Services	0.46%
Hotels, Restaurants & Leisure	0.53%
Household Durables	0.31%
Independent Power Producers & Energy Traders	0.19%
Insurance	0.47%
Internet Software & Services	0.13%
IT Services	0.08%
Life Sciences Tools & Services	0.71%
Machinery	0.18%
Media	3.05%
Metals & Mining	1.12%
Multiline Retail	0.19%
Multi-Utilities	0.32%
Oil, Gas & Consumable Fuels	3.77%
Paper & Forest Products	0.44%
Pharmaceuticals	0.73%
Real Estate Investment Trusts	0.46%
Road & Rail	0.27%
Semiconductors & Semiconductor Equipment	0.07%
Specialty Retail	0.07%
Textiles, Apparel & Luxury Goods	0.08%
Tobacco	0.06%
Trading Companies & Distributors	0.13%
Wireless Telecommunication Services	0.82%

Municipal Bond	0.14%

Non-Agency Asset-Backed Securities	2.65%

Non-Agency Collateralized Mortgage Obligations	1.05%

Regional Agencies	0.28%

Regional Authorities	0.32%

Senior Secured Loans	1.37%

LVIP Delaware Foundation® Funds–3

LVIP Delaware Foundation® Conservative Allocation Fund
Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
of Net Assets

Sovereign Debt	5.50%

Supranational Banks	1.81%

U.S. Treasury Obligations	4.45%

Discounted Commercial Paper	7.81%

Short-Term Investment	0.39%

Total Value of Securities	104.71%

Liabilities Net of Receivables and Other Assets	(4.71%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	0.52%
Bank of New York Mellon	0.34%
CGI Group	0.34%
Google Class A	0.33%
QUALCOMM	0.30%
EOG Resources	0.30%
Visa Class A	0.29%
Merck	0.27%
Lowe’s	0.26%
Vale ADR	0.26%

Total	3.21%

LVIP Delaware Foundation® Funds–4

LVIP Delaware Foundation® Moderate Allocation Fund

Sector Allocations and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials

Percentage
Sector	of Net Assets

Common Stock	46.17%

U.S. Markets	27.68%
Aerospace & Defense	0.77%
Air Freight & Logistics	0.26%
Airlines	0.09%
Auto Components	0.04%
Automobiles	0.05%
Beverages	0.19%
Biotechnology	0.66%
Building Products	0.04%
Capital Markets	0.70%
Chemicals	0.38%
Commercial Banks	0.39%
Commercial Services & Supplies	0.38%
Communications Equipment	0.98%
Computers & Peripherals	1.79%
Construction & Engineering	0.13%
Consumer Finance	0.04%
Containers & Packaging	0.18%
Diversified Consumer Services	0.02%
Diversified Financial Services	1.00%
Diversified Telecommunication Services	0.63%
Electric Utilities	0.55%
Electrical Equipment	0.07%
Electronic Equipment, Instruments & Components	0.07%
Energy Equipment & Services	0.46%
Food & Staples Retailing	0.81%
Food Products	0.80%
Gas Utilities	0.03%
Health Care Equipment & Supplies	0.21%
Health Care Providers & Services	1.39%
Hotels, Restaurants & Leisure	0.47%
Household Durables	0.09%
Household Products	0.77%
Independent Power Producers & Energy Traders	0.06%
Industrial Conglomerates	0.11%
Insurance	0.95%
Internet & Catalog Retail	0.30%
Internet Software & Services	1.16%
IT Services	0.83%
Life Sciences Tools & Services	0.08%
Machinery	0.24%
Media	0.56%
Metals & Mining	0.22%
Multiline Retail	0.12%
Multi-Utilities	0.07%
Office Electronics	0.20%
Oil, Gas & Consumable Fuels	2.07%
Paper & Forest Products	0.02%
Personal Products	0.02%
Pharmaceuticals	1.78%
Professional Services	0.11%
Real Estate Investment Trusts	0.24%
Road & Rail	0.18%
Semiconductors & Semiconductor Equipment	0.55%
Software	1.31%
Specialty Retail	1.04%
Textiles, Apparel & Luxury Goods	0.52%
Thrifts & Mortgage Finance	0.07%
Trading Companies & Distributors	0.04%
Wireless Telecommunication Services	0.39%

Developed Markets	11.48%
Aerospace & Defense	0.20%
Air Freight & Logistics	0.22%
Airlines	0.27%
Auto Components	0.18%
Automobiles	0.50%
Beverages	0.25%
Building Products	0.47%
Capital Markets	0.26%
Chemicals	0.32%
Commercial Banks	0.90%
Communications Equipment	0.17%
Construction Materials	0.21%
Containers & Packaging	0.24%
Diversified Telecommunication Services	0.43%
Electrical Equipment	0.23%
Electronic Equipment, Instruments & Components	0.26%
Energy Equipment & Services	0.04%
Food & Staples Retailing	0.21%
Food Products	0.75%
Hotels, Restaurants & Leisure	0.10%
Household Durables	0.21%
Industrial Conglomerates	0.28%
Insurance	0.26%
IT Services	0.59%
Machinery	0.23%
Media	0.68%
Metals & Mining	0.18%
Multiline Retail	0.44%
Multi-Utilities	0.19%
Oil, Gas & Consumable Fuels	0.45%
Pharmaceuticals	0.92%
Real Estate Management & Development	0.02%
Specialty Retail	0.09%
Textiles, Apparel & Luxury Goods	0.20%

LVIP Delaware Foundation® Funds–5

LVIP Delaware Foundation® Moderate Allocation Fund
Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
Sector	of Net Assets

Trading Companies & Distributors	0.24%
Wireless Telecommunication Services	0.29%

Emerging Markets	7.01%
Automobiles	0.03%
Beverages	0.15%
Chemicals	0.08%
Commercial Banks	0.83%
Communications Equipment	0.03%
Computers & Peripherals	0.30%
Construction & Engineering	0.04%
Construction Materials	0.13%
Diversified Financial Services	0.21%
Diversified Telecommunication Services	0.38%
Electric Utilities	0.22%
Electronic Equipment, Instruments & Components	0.08%
Food & Staples Retailing	0.03%
Food Products	0.21%
Household Durables	0.09%
Independent Power Producers & Energy Traders	0.17%
Industrial Conglomerates	0.05%
Insurance	0.18%
Internet Software & Services	0.52%
IT Services	0.03%
Machinery	0.08%
Media	0.10%
Metals & Mining	0.68%
Oil, Gas & Consumable Fuels	0.93%
Paper & Forest Products	0.04%
Pharmaceuticals	0.03%
Professional Services	0.04%
Real Estate Management & Development	0.17%
Road & Rail	0.08%
Semiconductors & Semiconductor Equipment	0.39%
Tobacco	0.02%
Wireless Telecommunication Services	0.69%

Convertible Preferred Stock	0.00%

Exchange-Traded Funds	8.09%

Preferred Stock	0.15%

Agency Asset-Backed Securities	0.00%

Agency Collateralized Mortgage Obligations	0.50%

Agency Mortgage-Backed Securities	6.64%

Commercial Mortgage-Backed Securities	1.58%

Convertible Bonds	0.88%

Corporate Bonds	20.81%
Aerospace & Defense	0.41%
Airlines	0.04%
Auto Components	0.12%
Automobiles	0.08%
Beverages	0.28%
Building Products	0.05%
Capital Markets	0.49%
Chemicals	0.41%
Commercial Banks	1.64%
Commercial Services & Supplies	0.59%
Communications Equipment	0.25%
Consumer Finance	0.21%
Containers & Packaging	0.17%
Diversified Consumer Services	0.10%
Diversified Financial Services	0.86%
Diversified Telecommunication Services	1.22%
Electric Utilities	1.28%
Electronic Equipment, Instruments & Components	0.06%
Energy Equipment & Services	0.43%
Food & Staples Retailing	0.46%
Food Products	0.35%
Gas Utilities	0.15%
Health Care Equipment & Supplies	1.23%
Health Care Providers & Services	0.29%
Hotels, Restaurants & Leisure	0.33%
Household Durables	0.23%
Independent Power Producers & Energy Traders	0.12%
Insurance	0.27%
Internet Software & Services	0.08%
IT Services	0.08%
Life Sciences Tools & Services	0.58%
Machinery	0.12%
Media	1.97%
Metals & Mining	0.71%
Multiline Retail	0.15%
Multi-Utilities	0.31%
Oil, Gas & Consumable Fuels	2.60%
Paper & Forest Products	0.26%
Pharmaceuticals	0.70%
Real Estate Investment Trusts	0.30%
Road & Rail	0.16%
Semiconductors & Semiconductor Equipment	0.05%
Specialty Retail	0.04%
Textiles, Apparel & Luxury Goods	0.00%
Tobacco	0.04%
Trading Companies & Distributors	0.06%
Wireless Telecommunication Services	0.48%

Municipal Bond	0.05%

Non-Agency Asset-Backed Securities	1.62%

Non-Agency Collateralized Mortgage Obligations	0.46%

Regional Agencies	0.20%

Regional Authorities	0.22%

Senior Secured Loans	0.82%

LVIP Delaware Foundation® Funds–6

LVIP Delaware Foundation® Moderate Allocation Fund
Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
of Net Assets

Sovereign Debt	3.82%

Supranational Banks	1.01%

U.S. Treasury Obligations	4.23%

Discounted Commercial Paper	8.21%

Short-Term Investment	0.41%

Total Value of Securities	105.87%

Liabilities Net of Receivables and Other Assets	(5.87%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	0.83%
Bank of New York Mellon	0.54%
CGI Group	0.54%
Google Class A	0.51%
QUALCOMM	0.46%
Procter & Gamble	0.45%
Visa Class A	0.44%
EOG Resources	0.44%
Merck	0.41%
Lowe’s	0.40%

Total	5.02%

LVIP Delaware Foundation® Funds–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Sector Allocations and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	64.40%

U.S. Markets	37.88%
Aerospace & Defense	1.05%
Air Freight & Logistics	0.36%
Airlines	0.11%
Auto Components	0.05%
Automobiles	0.07%
Beverages	0.26%
Biotechnology	0.91%
Building Products	0.06%
Capital Markets	0.96%
Chemicals	0.53%
Commercial Banks	0.54%
Commercial Services & Supplies	0.51%
Communications Equipment	1.34%
Computers & Peripherals	2.44%
Construction & Engineering	0.18%
Consumer Finance	0.06%
Containers & Packaging	0.24%
Diversified Consumer Services	0.03%
Diversified Financial Services	1.36%
Diversified Telecommunication Services	0.88%
Electric Utilities	0.78%
Electrical Equipment	0.10%
Electronic Equipment, Instruments & Components	0.10%
Energy Equipment & Services	0.63%
Food & Staples Retailing	1.11%
Food Products	1.08%
Gas Utilities	0.04%
Health Care Equipment & Supplies	0.29%
Health Care Providers & Services	1.90%
Hotels, Restaurants & Leisure	0.64%
Household Durables	0.12%
Household Products	1.07%
Independent Power Producers & Energy Traders	0.08%
Industrial Conglomerates	0.15%
Insurance	1.29%
Internet & Catalog Retail	0.42%
Internet Software & Services	1.59%
IT Services	1.14%
Life Sciences Tools & Services	0.11%
Machinery	0.33%
Media	0.76%
Metals & Mining	0.29%
Multiline Retail	0.16%
Multi-Utilities	0.09%
Office Electronics	0.27%
Oil, Gas & Consumable Fuels	2.80%
Paper & Forest Products	0.03%
Personal Products	0.02%
Pharmaceuticals	2.45%
Professional Services	0.14%
Real Estate Investment Trusts	0.34%
Road & Rail	0.24%
Semiconductors & Semiconductor Equipment	0.76%
Software	1.78%
Specialty Retail	1.43%
Textiles, Apparel & Luxury Goods	0.72%
Thrifts & Mortgage Finance	0.10%
Trading Companies & Distributors	0.06%
Wireless Telecommunication Services	0.53%

Developed Markets	16.88%
Aerospace & Defense	0.30%
Air Freight & Logistics	0.32%
Airlines	0.40%
Auto Components	0.26%
Automobiles	0.78%
Beverages	0.36%
Building Products	0.68%
Capital Markets	0.37%
Chemicals	0.44%
Commercial Banks	1.41%
Communications Equipment	0.25%
Construction Materials	0.30%
Containers & Packaging	0.35%
Diversified Telecommunication Services	0.63%
Electrical Equipment	0.35%
Electronic Equipment, Instruments & Components	0.38%
Energy Equipment & Services	0.06%
Food & Staples Retailing	0.30%
Food Products	1.11%
Hotels, Restaurants & Leisure	0.13%
Household Durables	0.31%
Industrial Conglomerates	0.40%
Insurance	0.37%
IT Services	0.85%
Machinery	0.33%
Media	1.03%
Metals & Mining	0.25%
Multiline Retail	0.65%
Multi-Utilities	0.27%
Oil, Gas & Consumable Fuels	0.66%
Pharmaceuticals	1.33%
Real Estate Management & Development	0.03%
Specialty Retail	0.14%
Textiles, Apparel & Luxury Goods	0.31%

LVIP Delaware Foundation® Funds–8

LVIP Delaware Foundation® Aggressive Allocation Fund
Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
Sector	of Net Assets

Trading Companies & Distributors	0.36%
Wireless Telecommunication Services	0.41%

Emerging Markets	9.64%
Automobiles	0.05%
Beverages	0.20%
Chemicals	0.12%
Commercial Banks	1.14%
Communications Equipment	0.04%
Computers & Peripherals	0.43%
Construction & Engineering	0.05%
Construction Materials	0.17%
Diversified Financial Services	0.30%
Diversified Telecommunication Services	0.52%
Electric Utilities	0.29%
Electronic Equipment, Instruments & Components	0.11%
Food & Staples Retailing	0.04%
Food Products	0.28%
Household Durables	0.19%
Independent Power Producers & Energy Traders	0.23%
Industrial Conglomerates	0.06%
Insurance	0.25%
Internet Software & Services	0.57%
IT Services	0.05%
Machinery	0.10%
Media	0.13%
Metals & Mining	0.94%
Oil, Gas & Consumable Fuels	1.31%
Paper & Forest Products	0.06%
Pharmaceuticals	0.04%
Professional Services	0.05%
Real Estate Management & Development	0.17%
Road & Rail	0.11%
Semiconductors & Semiconductor Equipment	0.52%
Software	0.16%
Tobacco	0.03%
Wireless Telecommunication Services	0.93%

Convertible Preferred Stock	0.00%

Exchange-Traded Funds	8.54%

Preferred Stock	0.01%

Agency Collateralized Mortgage Obligations	0.06%

Agency Mortgage-Backed Securities	3.90%

Commercial Mortgage-Backed Securities	0.87%

Convertible Bonds	0.50%

Corporate Bonds	11.38%
Aerospace & Defense	0.19%
Airlines	0.02%
Auto Components	0.07%
Automobiles	0.05%
Beverages	0.15%
Building Products	0.03%
Capital Markets	0.27%
Chemicals	0.22%
Commercial Banks	1.00%
Commercial Services & Supplies	0.28%
Communications Equipment	0.13%
Consumer Finance	0.04%
Containers & Packaging	0.11%
Diversified Consumer Services	0.05%
Diversified Financial Services	0.56%
Diversified Telecommunication Services	0.70%
Electric Utilities	0.67%
Electronic Equipment, Instruments & Components	0.04%
Energy Equipment & Services	0.23%
Food & Staples Retailing	0.23%
Food Products	0.19%
Gas Utilities	0.08%
Health Care Equipment & Supplies	0.57%
Health Care Providers & Services	0.16%
Hotels, Restaurants & Leisure	0.19%
Household Durables	0.11%
Independent Power Producers & Energy Traders	0.07%
Insurance	0.14%
Internet Software & Services	0.05%
IT Services	0.03%
Life Sciences Tools & Services	0.30%
Machinery	0.06%
Media	1.08%
Metals & Mining	0.38%
Multiline Retail	0.05%
Multi-Utilities	0.17%
Oil, Gas & Consumable Fuels	1.39%
Paper & Forest Products	0.14%
Pharmaceuticals	0.51%
Real Estate Investment Trusts	0.15%
Road & Rail	0.14%
Semiconductors & Semiconductor Equipment	0.02%
Specialty Retail	0.03%
Textiles, Apparel & Luxury Goods	0.04%
Tobacco	0.02%
Trading Companies & Distributors	0.03%
Wireless Telecommunication Services	0.24%

Non-Agency Asset-Backed Securities	1.01%

Non-Agency Collateralized Mortgage Obligations	0.13%

Regional Agencies	0.10%

Regional Authorities	0.11%

Senior Secured Loans	0.50%

Sovereign Debt	2.12%

LVIP Delaware Foundation® Funds–9

LVIP Delaware Foundation® Aggressive Allocation Fund
Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
of Net Assets

Supranational Banks	0.72%

U.S. Treasury Obligations	1.16%

Warrant	0.00%

Discounted Commercial Paper	6.64%

Short-Term Investment	0.70%

Total Value of Securities	102.85%

Liabilities Net of Receivables and Other Assets	(2.85%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	0.91%
CGI Group	0.89%
Google Class A	0.86%
Bank of New York Mellon	0.83%
QUALCOMM	0.72%
Lowe’s	0.71%
Vale ADR	0.67%
Pfizer	0.66%
Centrais Eletricas Brasileiras	0.63%
Visa Class A	0.62%

Total	7.50%

LVIP Delaware Foundation® Funds–10

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–30.04%
	U.S. MARKETS–18.05%
	Aerospace & Defense–0.49%
	Ducommun	1,600	$27,360
†	Esterline Technologies	1,410	66,905
	Goodrich	2,350	155,688
	Honeywell International	5,550	216,617
	Lockheed Martin	2,250	167,625
	Northrop Grumman	12,450	677,777
	Rockwell Collins	2,500	132,825
	Triumph Group	1,110	73,959
	United Technologies	4,850	314,814

			1,833,570

	Air Freight & Logistics–0.17%
	Expeditors International of Washington	16,300	562,513
†	Hub Group Class A	2,790	83,728

			646,241

	Airlines–0.05%
†	Alaska Air Group	4,490	201,826

			201,826

	Auto Components–0.02%
	Cooper Tire & Rubber	1,950	38,025
†	Tenneco Automotive	2,580	54,335

			92,360

	Automobiles–0.03%
†	Ford Motor	12,000	120,960

			120,960

	Beverages–0.12%
	Coca-Cola	1,500	75,180
	PepsiCo	6,200	377,890

			453,070

	Biotechnology–0.43%
†	Acorda Therapeutics	1,350	41,999
†	Alkermes	6,140	76,443
†	Amgen	4,650	244,590
†	Celera	6,950	45,523
†	Celgene	2,150	109,263
†	Gilead Sciences	23,783	815,281
†	Martek Biosciences	2,040	48,368
†	ONYX Pharmaceuticals	2,890	62,395
†	Regeneron Pharmaceuticals	2,690	60,041
†	Vertex Pharmaceuticals	2,750	90,475

			1,594,378

	Building Products–0.03%
	AAON	2,180	50,816
†	Gibraltar Industries	5,070	51,207

			102,023

	Capital Markets–0.46%
	Apollo Investment	6,380	59,525
	Ares Capital	3,810	47,739
	Bank of New York Mellon	52,338	1,292,226
	GFI Group	6,380	35,600
†	optionsXpress Holdings	4,120	64,849
†	Piper Jaffray	1,500	48,330
†	TD Ameritrade Holding	9,300	142,290

			1,690,559

	Chemicals–0.24%
	Dow Chemical	7,150	169,598
	duPont (E.I.) deNemours	15,478	535,384
	Koppers Holdings	2,120	47,658
†	Rockwood Holdings	2,700	61,263
	Schulman (A.)	2,450	46,452
†	Spartech	4,690	48,073

			908,428

	Commercial Banks–0.26%
	Boston Private Financial Holdings	8,900	57,227
	City Holding	1,710	47,675
@	Independent Bank	1,800	44,424
	Park National	740	48,130
	Prosperity Bancshares	1,670	58,033
	TCF Financial	5,500	91,355
†	Texas Capital Bancshares	3,070	50,348
	Trustmark	2,870	59,753
	Univest Corporation of Pennsylvania	1,310	22,689
	Webster Financial	2,960	53,102
	Wells Fargo	16,250	416,000

			948,736

	Commercial Services & Supplies–0.27%
†	GeoEye	1,250	38,925
	McGrath RentCorp	1,320	30,070
†	Metalico	10,680	42,506
†	Mobile Mini	3,344	54,440
	Republic Services	4,200	124,866
†	Tetra Tech	2,030	39,808
†	United Stationers	1,410	76,803
	US Ecology	2,850	41,525
	Waste Management	17,500	547,575

			996,518

	Communications Equipment–0.64%
†	Arris Group	4,580	46,670
†	Cisco Systems	19,200	409,152
†	DG FastChannel	1,220	39,748
†	Motorola	88,000	573,760
†	NETGEAR	2,790	49,774

LVIP Delaware Foundation® Funds–11

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Communications Equipment (continued)
	Plantronics	1,370	$39,182
	QUALCOMM	33,592	1,103,160
†	Tekelec	4,670	61,831
†	ViaSat	1,780	57,957

			2,381,234

	Computers & Peripherals–1.15%
†	Apple	7,869	1,979,290
†	EMC	15,250	279,075
	Hewlett-Packard	8,800	380,864
	International Business Machines	5,700	703,836
†	NetApp	6,650	248,112
†	Synaptics	2,300	63,250
†	Teradata	20,400	621,792

			4,276,219

	Construction & Engineering–0.09%
	Fluor	3,150	133,875
	Granite Construction	950	22,401
†	MYR Group	1,920	32,045
†	Tutor Perini	1,590	26,203
†	URS	2,600	102,310

			316,834

	Consumer Finance–0.03%
	Capital One Financial	2,450	98,735

			98,735

	Containers & Packaging–0.11%
†	Owens-Illinois	6,200	163,990
	Rock-Tenn Class A	1,600	79,472
	Silgan Holdings	1,860	52,787
	Temple-Inland	5,750	118,853

			415,102

	Diversified Consumer Services–0.01%
†	Lincoln Educational Services	2,595	53,431

			53,431

	Diversified Financial Services–0.64%
	Bank of America	31,150	447,626
	CME Group	2,400	675,720
†	IntercontinentalExchange	7,200	813,815
	JPMorgan Chase	12,200	446,642

			2,383,803

	Diversified Telecommunication Services–0.41%
	Alaska Communications Systems Group	5,750	48,818
	AT&T	28,150	680,949
	Atlantic Tele-Network	680	28,084
	NTELOS Holdings	3,030	52,116
	Qwest Communications International	24,900	130,725
	Verizon Communications	21,160	592,903

			1,533,595

	Electric Utilities–0.37%
	American Electric Power	5,250	169,575
	Edison International	18,700	593,163
	Progress Energy	14,700	576,534
	Unitil	1,800	37,638

			1,376,910

	Electrical Equipment–0.05%
	Acuity Brands	1,710	62,210
	Roper Industries	2,050	114,718

			176,928

	Electronic Equipment, Instruments & Components–0.05%
†	Anixter International	1,250	53,250
†	FARO Technologies	2,950	55,195
†	IPG Photonics	2,340	35,638
†	Rofin-Sinar Technologies	1,600	33,312

			177,395

	Energy Equipment & Services–0.30%
†	Bristow Group	1,700	49,980
†	Key Energy Services	6,040	55,447
	Lufkin Industries	2,320	90,457
	National Oilwell Varco	17,200	568,804
†	Pioneer Drilling	5,440	30,845
	Schlumberger	4,850	268,399
†	Willbros Group	4,040	29,896

			1,093,828

	Food & Staples Retailing–0.52%
	Casey’s General Stores	2,190	76,431
	CVS Caremark	23,492	688,784
	Safeway	24,100	473,806
†	Susser Holdings	6,220	73,334
	Walgreen	17,100	456,570
	Wal-Mart Stores	3,250	156,228

			1,925,153

	Food Products–0.52%
	Archer-Daniels-Midland	35,800	924,355
	Bunge	8,300	408,277
	J&J Snack Foods	1,400	58,940
	Kraft Foods Class A	19,300	540,400

			1,931,972

LVIP Delaware Foundation® Funds–12

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Gas Utilities–0.02%
	EQT	2,000	$72,280

			72,280

	Health Care Equipment & Supplies–0.14%
†	Align Technology	4,450	66,171
†	Conmed	3,420	63,715
†	CryoLife	5,910	31,855
†	Gen-Probe	2,500	113,549
†	Merit Medical Systems	3,710	59,620
†	Quidel	4,040	51,268
†	SonoSite	2,170	58,829
	West Pharmaceutical Services	1,620	59,114

			504,121

	Health Care Providers & Services–0.92%
†	Air Methods	1,100	32,725
†	Alliance HealthCare Services	17,460	70,538
†	AMN Healthcare Services	5,370	40,168
	Cardinal Health	17,000	571,370
†	Catalyst Health Solutions	1,750	60,375
†	Express Scripts	5,400	253,908
†	Medco Health Solutions	16,000	881,280
†	Odyssey HealthCare	1,740	46,493
†	PharMerica	3,260	47,792
	Quest Diagnostics	10,800	537,516
†	Res-Care	3,190	30,815
†	Sun Healthcare Group	5,990	48,399
	UnitedHealth Group	27,557	782,619

			3,403,998

	Hotels, Restaurants & Leisure–0.30%
†	AFC Enterprises	5,500	50,050
†	Bally Technologies	5,590	181,060
†	Buffalo Wild Wings	1,620	59,260
†	CEC Entertainment	1,240	43,722
	CKE Restaurants	3,880	48,616
†	Jack in the Box	3,490	67,881
	McDonald’s	4,650	306,295
†	Shuffle Master	6,120	49,021
	Starbucks	6,350	154,305
†	WMS Industries	4,200	164,850

			1,125,060

	Household Durables–0.06%
	Jarden	7,750	208,243

			208,243

	Household Products–0.51%
	Colgate-Palmolive	2,700	212,652
	Kimberly-Clark	9,500	575,985
	Procter & Gamble	18,067	1,083,659

			1,872,296

	Independent Power Producers & Energy Traders–0.04%
†	NRG Energy	6,250	132,563

			132,563

	Industrial Conglomerates–0.07%
	General Electric	16,450	237,209
	Otter Tail	1,750	33,828

			271,037

	Insurance–0.61%
	AFLAC	5,100	217,617
	Allstate	18,300	525,759
	American Equity Investment Life Holding	5,790	59,753
	AmTrust Financial Services	3,160	38,046
	Delphi Financial Group Class A	2,510	61,269
	First Mercury Financial	3,040	32,163
@	Harleysville Group	1,770	54,923
†	ProAssurance	1,160	65,842
	Prudential Financial	4,550	244,153
	Torchmark	3,900	193,089
	Travelers	15,450	760,913

			2,253,527

	Internet & Catalog Retail–0.19%
	Expedia	2,550	47,889
†	priceline.com	3,800	670,852

			718,741

	Internet Software & Services–0.76%
†	Google Class A	2,749	1,223,167
†	j2 Global Communications	2,700	58,968
†	Liquidity Services	3,430	44,453
†	NIC	6,350	40,704
†	QuinStreet	2,980	34,300
†	Rackspace Hosting	2,560	46,950
†	SAVVIS	3,090	45,578
†	ValueClick	5,690	60,826
†	VeriSign	30,400	807,119
†	Vocus	3,360	51,341
†	Yahoo	28,600	395,538

			2,808,944

	IT Services–0.54%
	iGate	5,130	65,767
	MasterCard Class A	3,900	778,167
†	RightNow Technologies	2,990	46,913

LVIP Delaware Foundation® Funds–13

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	IT Services (continued)
†	TeleTech Holdings	3,310	$42,666
	Visa Class A	15,200	1,075,400

			2,008,913

	Life Sciences Tools & Services–0.05%
†	Affymetrix	5,510	32,509
†	Thermo Fisher Scientific	3,200	156,960

			189,469

	Machinery–0.16%
	Barnes Group	3,020	49,498
	Caterpillar	1,800	108,126
†	Chart Industries	2,990	46,584
†	Columbus McKinnon	3,490	48,755
	Deere	2,500	139,200
	ESCO Technologies	930	23,948
†	Kadant	2,240	39,021
	Lincoln Electric Holdings	2,950	150,421

			605,553

	Media–0.36%
†	Carmike Cinemas	3,180	19,271
	Comcast Class A	33,000	573,209
†	DIRECTV Class A	1,100	37,312
†	Knology	3,320	36,288
	Meredith	4,850	150,981
	National CineMedia	2,950	49,147
	Time Warner Cable	4,650	242,172
	Viacom Class B	7,500	235,275

			1,343,655

	Metals & Mining–0.14%
	AK Steel Holding	5,650	67,348
	Alcoa	17,800	179,068
	Cliffs Natural Resources	2,100	99,036
	United States Steel	4,250	163,838

			509,290

	Multiline Retail–0.08%
†	Kohl’s	3,500	166,250
	Nordstrom	3,900	125,541

			291,791

	Multi-Utilities–0.04%
	MDU Resources Group	6,200	111,786
	NorthWestern	2,040	53,448

			165,234

	Office Electronics–0.12%
	Xerox	56,300	452,652

			452,652

	Oil, Gas & Consumable Fuels–1.34%
	Berry Petroleum	2,410	61,985
†	Carrizo Oil & Gas	2,690	41,776
	Chevron	11,414	774,553
	ConocoPhillips	15,150	743,713
	EOG Resources	10,843	1,066,625
	Exxon Mobil	11,950	681,987
	Marathon Oil	19,815	616,048
	Occidental Petroleum	4,050	312,458
	Penn Virginia	1,850	37,204
†	Rosetta Resources	2,950	58,440
†	Swift Energy	2,000	53,820
	Williams	28,300	517,324

			4,965,933

	Paper & Forest Products–0.02%
†	KapStone Paper & Packaging Class A	5,040	56,146

			56,146

	Personal Products–0.01%
†	Prestige Brands Holdings	5,880	41,630

			41,630

	Pharmaceuticals–1.19%
	Abbott Laboratories	4,250	198,815
	Allergan	15,800	920,508
	Bristol-Myers Squibb	25,800	643,452
†	Inspire Pharmaceuticals	6,880	34,331
	Johnson & Johnson	11,388	672,575
	Merck	28,550	998,393
	Pfizer	64,992	926,786

			4,394,860

	Professional Services–0.07%
†	CRA International	1,560	29,375
	Diamond Management & Technology Consultants	3,110	32,064
†	Kforce	4,760	60,690
	Manpower	3,100	133,858

			255,987

	Real Estate Investment Trusts–0.16%
	BioMed Realty Trust	3,900	62,751
	DuPont Fabros Technology	2,450	60,172
	EastGroup Properties	1,730	61,553
	Entertainment Properties Trust	1,700	64,719
	Home Properties	1,500	67,605
	Host Hotels & Resorts	10,378	139,896
	Sovran Self Storage	1,900	65,417

LVIP Delaware Foundation® Funds–14

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Real Estate Investment Trusts (continued)
	Tanger Factory Outlet Centers	1,840	$76,139

			598,252

	Road & Rail–0.12%
	Norfolk Southern	4,100	217,505
	Union Pacific	3,050	212,006

			429,511

	Semiconductors & Semiconductor Equipment–0.36%
†	Amkor Technology	8,410	46,339
†	Applied Micro Circuits	4,530	47,474
†	Atheros Communications	2,230	61,414
	Intel	41,954	816,005
†	IXYS	5,800	51,272
†	MEMC Electronic Materials	18,300	180,804
†	ON Semiconductor	10,250	65,395
†	Semtech	2,950	48,292

			1,316,995

	Software–0.85%
†	Adobe Systems	18,200	481,026
†	Intuit	25,800	897,065
†	JDA Software Group	2,570	56,489
†	Lawson Software	9,160	66,868
†	McAfee	3,850	118,272
	Microsoft	23,250	534,983
†	Nuance Communications	6,100	91,195
†	Progress Software	2,550	76,577
	Quality Systems	1,290	74,807
†	Radiant Systems	3,960	57,262
†	SolarWinds	2,600	41,704
†	SS&C Technologies Holdings	1,500	24,045
†	Symantec	45,655	633,691

			3,153,984

	Specialty Retail–0.68%
	Big 5 Sporting Goods	2,740	36,004
†	Citi Trends	2,060	67,856
†	Collective Brands	3,140	49,612
†	DSW Class A	2,350	52,781
	Guess	5,850	182,754
†	Gymboree	1,630	69,617
†	Jo-Ann Stores	1,940	72,769
†	Jos. A. Bank Clothiers	800	43,192
	Lowe’s	47,700	974,034
	Staples	32,900	626,745
	Tractor Supply	1,110	67,677
†	Ulta Salon Cosmetics & Fragrance	3,170	75,002
†	Urban Outfitters	6,100	209,779

			2,527,822

	Textiles, Apparel & Luxury Goods–0.34%
†	G-III Apparel Group	3,000	68,670
†	Iconix Brand Group	4,030	57,911
	Jones Apparel Group	3,410	54,049
	NIKE Class B	10,900	736,295
†	Perry Ellis International	2,750	55,550
	Phillips-Van Heusen	4,850	224,410
†	Steven Madden	1,760	55,475

			1,252,360

	Thrifts & Mortgage Finance–0.05%
	Dime Community Bancshares	5,590	68,925
	Flushing Financial	4,030	49,287
	Provident Financial Services	4,510	52,722

			170,934

	Trading Companies & Distributors–0.03%
	Applied Industrial Technologies	2,560	64,819
†	Titan Machinery	2,710	35,582

			100,401

	Wireless Telecommunication Services–0.26%
†	Crown Castle International	25,400	946,404

			946,404

	Total U.S. Markets (Cost $62,089,048)		66,878,394

§	DEVELOPED MARKETS–7.36%
	Aerospace & Defense–0.13%
±	Finmeccanica	46,401	481,053

			481,053

	Air Freight & Logistics–0.14%
±	Deutsche Post	35,393	517,366

			517,366

	Airlines–0.17%
±	Singapore Airlines	61,979	642,576

			642,576

	Auto Components–0.11%
	Autoliv	8,800	421,080

			421,080

LVIP Delaware Foundation® Funds–15

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	DEVELOPED MARKETS (continued)
	Automobiles–0.33%
±	Bayerische Motoren Werke	13,588	$661,430
±	Toyota Motor	16,300	560,204

			1,221,634

	Beverages–0.16%
±	Coca-Cola Amatil	57,362	574,082

			574,082

	Building Products–0.27%
±	Asahi Glass	63,000	591,727
±	Cie de Saint-Gobain	11,138	415,086

			1,006,813

	Capital Markets–0.16%
±	UniCredito	270,894	599,277

			599,277

	Chemicals–0.21%
	Agrium	4,600	225,124
	Syngenta ADR	11,800	541,029

			766,153

	Commercial Banks–0.61%
±	Banco Santander	57,237	600,247
±	Mitsubishi UFJ Financial Group	123,300	560,028
±	Nordea Bank	57,368	473,209
±	Standard Chartered	25,182	613,256

			2,246,740

	Communications Equipment–0.11%
±	Nokia	47,660	388,499

			388,499

	Construction Materials–0.13%
±	Lafarge	8,863	483,319

			483,319

	Containers & Packaging–0.15%
±	Rexam	124,197	558,963

			558,963

	Diversified Telecommunication Services–0.27%
±	Telstra	100,730	274,434
	TELUS	19,471	734,758

			1,009,192

	Electrical Equipment–0.15%
±	Alstom	12,270	555,598

			555,598

	Electronic Equipment, Instruments & Components–0.16%
±	Koninklijke Philips Electronics	20,260	605,055

			605,055

	Energy Equipment & Services–0.03%
†	Nabors Industries	5,500	96,910

			96,910

	Food & Staples Retailing–0.14%
±	Metro	9,971	509,445

			509,445

	Food Products–0.49%
±	Chaoda Modern Agriculture Holdings	746,000	727,493
±	Greggs	69,969	477,639
±	Parmalat	258,798	601,580

			1,806,712

	Hotels, Restaurants & Leisure–0.06%
±	Round One	38,300	210,642

			210,642

	Household Durables–0.13%
±	Techtronic Industries	639,000	497,875

			497,875

	Industrial Conglomerates–0.18%
±	Tianjin Development Holdings	104,000	63,248
±	Tomkins	180,741	606,929

			670,177

	Insurance–0.17%
	Alterra Capital Holdings	2,650	49,767
	Aspen Insurance Holdings	4,300	106,382
±	AXA	29,867	456,318

			612,467

	IT Services–0.37%
	Accenture Class A	3,250	125,613
†	CGI Group	83,489	1,242,334

			1,367,947

	Machinery–0.15%
±	Vallourec	3,104	535,211

			535,211

	Media–0.44%
±	Publicis Groupe	13,293	530,298
±	Teleperformance	20,975	523,982

LVIP Delaware Foundation® Funds–16

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	DEVELOPED MARKETS (continued)
	Media (continued)
±@†	Tom Group	580,000	$45,818
±†	Vivendi	26,306	534,636

			1,634,734

	Metals & Mining–0.12%
	Alumina ADR	12,400	62,372
†	Anglo American ADR	4,600	80,882
±	ArcelorMittal	10,567	283,449

			426,703

	Multiline Retail–0.28%
±	Don Quijote	21,900	587,335
±	PPR	3,603	447,612

			1,034,947

	Multi-Utilities–0.12%
±	National Grid	60,605	442,476

			442,476

	Oil, Gas & Consumable Fuels–0.29%
±	CNOOC	418,000	710,443
	CNOOC ADR	300	51,051
	Noble	2,950	91,185
±	Total	4,875	217,632

			1,070,311

	Pharmaceuticals–0.59%
±	AstraZeneca	5,612	264,571
†	Eurand	6,360	61,628
±	Novartis	12,000	581,558
	Novo Nordisk ADR	9,900	802,098
±	Sanofi-Aventis	8,145	490,591

			2,200,446

	Real Estate Management & Development–0.01%
±	Franshion Properties China	186,000	51,137

			51,137

	Specialty Retail–0.06%
±	Esprit Holdings	41,275	221,696

			221,696

	Textiles, Apparel & Luxury Goods–0.13%
±	Yue Yuen Industrial Holdings	160,000	496,601

			496,601

	Trading Companies & Distributors–0.15%
±	ITOCHU	73,142	571,947

			571,947

	Wireless Telecommunication Services–0.19%
	China Mobile ADR	8,300	410,103
±	Vodafone Group	142,452	293,462

			703,565

	Total Developed Markets (Cost $27,006,450)		27,239,349

×	EMERGING MARKETS–4.63%
	Automobiles–0.02%
±	Oriental Holdings	39,300	74,913

			74,913

	Beverages–0.10%
	Fomento Economico Mexicano ADR	2,600	112,190
±	Lotte Chilsung Beverage	304	197,075
±	Tsingtao Brewery	9,542	44,574

			353,839

	Chemicals–0.06%
†	Braskem ADR	9,600	135,840
±	Israel Chemicals	6,900	71,875

			207,715

	Commercial Banks–0.55%
±	ABSA Group	4,585	72,203
±	Akbank	14,688	70,346
	Banco Bradesco ADR	8,030	127,356
	Banco Santander Brasil ADR	23,700	244,821
±	Bangkok Bank	22,828	87,250
±	Bank of China Class H	325,000	163,958
±	China Construction Bank	196,840	158,454
	Credicorp	1,300	118,157
±	Hong Leong Bank	29,900	79,020
±	Industrial & Commercial Bank of China Class H	224,000	162,810
±	Malayan Banking Berhad	71,563	166,549
±	OTP Bank	2,445	49,299
@	Sberbank	111,844	272,899
±	Standard Bank Group	11,114	147,360
±	Turkiye Is Bankasi	18,480	57,185
	VTB Bank GDR	11,000	53,802

			2,031,469

	Communications Equipment–0.02%
±†	Foxconn International Holdings	102,000	66,032

			66,032

LVIP Delaware Foundation® Funds–17

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Computers & Peripherals–0.20%
±	HTC	56,000	$740,379

			740,379

	Construction & Engineering– 0.02%
†	Empresas ADR	9,800	91,924

			91,924

	Construction Materials–0.08%
†	Cemex ADR	25,728	248,790
±	Siam Cement NVDR	7,300	58,469

			307,259

	Diversified Financial Services–0.14%
±	Fubon Financial Holding	114,000	126,067
	KB Financial Group ADR	9,522	360,789
±	Yazicilar Holding Class A	8,105	47,555

			534,411

	Diversified Telecommunication Services–0.24%
	Chunghwa Telecom ADR	32,690	643,666
	KT ADR	11,900	228,123

			871,789

	Electric Utilities–0.14%
†	Centrais Eletricas Brasileiras ADR	28,000	374,080
	Light	7,600	88,632
±†	Polska Grupa Energetyczna	10,848	66,800

			529,512

	Electronic Equipment, Instruments & Components–0.05%
±	Hon Hai Precision Industry	34,000	118,646
	LG Display ADR	4,900	78,890

			197,536

	Food & Staples Retailing–0.02%
	Wal-Mart de Mexico Series V	32,251	71,451

			71,451

	Food Products–0.14%
†	Brazil Foods ADR	12,900	171,054
@	Cresud ADR	13,100	159,034
±	Lotte Confectionery	129	134,516
±	Tingyi Cayman Islands Holding	18,606	45,616

			510,220

	Household Durables–0.06%
±	LG Electronics	1,395	105,970
±†	Turk Sise ve Cam Fabrikalari	119,934	130,970

			236,940

	Independent Power Producers & Energy Traders–0.11%
±	Datang International Power Generation	220,890	89,095
±	Huadian Power International	368,000	89,056
	Huaneng Power International ADR	9,900	232,947

			411,098

	Industrial Conglomerates–0.03%
±	Fosun International	166,957	116,582

			116,582

	Insurance–0.12%
±	Cathay Financial Holdings	65,000	95,732
±	Powszechny Zaklad Ubezpieczen	2,106	217,293
±	Samsung Life Insurance	1,620	137,069

			450,094

	Internet Software & Services–0.35%
†	AsiaInfo Holdings	7,200	157,392
±	MediaTek	3,000	41,687
†	Shanda Interactive Entertainment ADR	7,200	285,624
†	Sina	2,800	98,728
†	Sohu.com	17,000	698,530

			1,281,961

	IT Services–0.02%
†	Shanda Games ADR	14,600	84,826

			84,826

	Machinery–0.05%
†	Hollysys Automation Technologies	9,500	85,595
±	United Tractors	47,708	97,838

			183,433

	Media–0.06%
†	Focus Media Holding ADR	6,200	96,286
	Grupo Televisa ADR	8,300	144,503

			240,789

	Metals & Mining–0.45%
±†	Anglo Platinum	1,068	100,741
±	ArcelorMittal South Africa	14,249	140,310
	Cia de Minas Buenaventura ADR	3,000	115,320
±	Impala Platinum Holdings	3,681	85,658
	MMC Norilsk Nickel ADR	5,582	82,303
	POSCO ADR	1,900	179,208
	Vale ADR	39,000	949,650

			1,653,190

LVIP Delaware Foundation® Funds–18

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Oil, Gas & Consumable Fuels–0.62%
	China Petroleum & Chemical ADR	800	$64,408
	Gazprom ADR	16,900	323,297
	LUKOIL ADR	2,200	113,300
	PetroChina ADR	1,800	197,514
	Petroleo Brasileiro SA ADR	8,500	291,720
	Petroleo Brasileiro SP ADR	15,500	461,900
±†	Polski Koncern Naftowy Orlen	7,906	81,895
	PTT	14,313	108,706
@	PTT Exploration & Production	11,600	51,392
#	Reliance Industries GDR 144A	5,200	242,840
	Rosneft Oil GDR	23,900	145,790
	Sasol ADR	4,200	148,134
±	Tambang Batubara Bukit Asam	42,000	79,260

			2,310,156

	Paper & Forest Products–0.03%
†	Fibria Celulose ADR	7,447	110,215

			110,215

	Pharmaceuticals–0.02%
†	Hypermarcas	6,200	79,518

			79,518

	Professional Services–0.03%
	Santos Brasil Participacoes	11,800	98,061

			98,061

	Real Estate Management & Development–0.11%
	Cyrela Brazil Realty	9,010	98,037
@	IRSA Inversiones y Representaciones ADR	5,700	59,508
±	KLCC Property Holdings	83,500	79,078
±	Shanghai Forte Land	244,000	64,044
±†	UEM Land Holdings	245,850	110,007

			410,674

	Road & Rail–0.05%
	All America Latina Logistica	8,800	68,791
	Guangshen Railway	7,200	124,128

			192,919

	Semiconductors & Semiconductor Equipment–0.26%
±	Samsung Electronics	691	432,950
±	Taiwan Semiconductor Manufacturing	77,594	144,382
	Taiwan Semiconductor Manufacturing ADR	16,700	162,992
±	United Microelectronics	477,000	209,005

			949,329

	Tobacco–0.02%
±	KT&G	1,147	56,328

			56,328

	Wireless Telecommunication Services–0.46%
	America Movil ADR	2,000	95,000
	China Unicom Hong Kong ADR	16,600	220,780
±	LG Telecom	21,563	134,323
±	MTN Group	14,861	194,724
	SK Telecom ADR	28,200	415,386
	Turkcell Iletisim Hizmet ADR	11,100	144,078
	Vivo Participacoes ADR	4,900	127,008
±	Vodacom Group	48,265	366,990

			1,698,289

	Total Emerging Markets (Cost $16,927,495)		17,152,851

	Total Common Stock (Cost $106,022,993)		111,270,594

	CONVERTIBLE PREFERRED STOCK–0.00%
	Merck 6.00% exercise price $77.92, expiration date 8/13/10	52	13,000

	Total Convertible Preferred Stock (Cost $13,462)		13,000

	EXCHANGE-TRADED FUNDS–5.32%
	iShares MSCI EAFE Growth Index Fund	252,120	12,119,408
	iShares MSCI EAFE Index Fund	144,000	6,697,440
	Vanguard Europe Pacific	31,000	906,440

	Total Exchange-Traded Funds (Cost $19,969,723)		19,723,288

	PREFERRED STOCK–0.25%
•	PNC Financial Services Group 8.25%	800,000	829,219
@	Transneft	100	90,000

	Total Preferred Stock (Cost $868,477)		919,219

LVIP Delaware Foundation® Funds–19

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.49%
	Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	85,331	$91,691
	Fannie Mae REMICs Series 2003-122 AJ 4.50% 2/25/28	108,290	111,843
	Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	191,516	212,134
	Freddie Mac REMICs
	Series 2326 ZQ 6.50% 6/15/31	19,493	21,756
	Series 2557 WE 5.00% 1/15/18	25,000	27,286
	Series 2622 PE 4.50% 5/15/18	25,000	26,866
	Series 2662 MA 4.50% 10/15/31	168,944	177,056
	Series 2694 QG 4.50% 1/15/29	25,000	26,227
	Series 2762 LG 5.00% 9/15/32	25,000	27,126
	Series 2890 PC 5.00% 7/15/30	25,000	26,424
	Series 3128 BC 5.00% 10/15/27	25,000	25,927
	Series 3131 MC 5.50% 4/15/33	285,000	308,724
	Series 3337 PB 5.50% 7/15/30	350,000	363,389
	Series 3416 GK 4.00% 7/15/22	207,060	216,084
◆	Freddie Mac Structured Pass Through Securities
	Series T-58 2A 6.50% 9/25/43	148,087	164,436

	Total Agency Collateralized Mortgage Obligations (Cost $1,737,517)		1,826,969

	AGENCY MORTGAGE-BACKED SECURITIES–8.14%
	Fannie Mae 6.50% 8/1/17	86,931	94,442
•	Fannie Mae ARM
	4.995% 8/1/35	19,630	20,919
	5.148% 11/1/35	124,699	132,377
	5.34% 4/1/36	129,590	136,038
	Fannie Mae Relocation 15 yr 4.00% 9/1/20	380,165	383,922
	Fannie Mae Relocation 30 yr
	4.00% 3/1/35	364,378	366,332
	5.00% 1/1/34	146,099	153,570
	5.00% 10/1/35	109,208	114,792
	5.00% 2/1/36	429,870	451,852
	Fannie Mae S.F. 15 yr
	4.50% 6/1/23	424,614	449,207
	5.50% 6/1/23	410,526	444,082
	Fannie Mae S.F. 15 yr TBA
	4.00% 7/1/25	2,565,000	2,664,394
	4.50% 7/1/25	1,555,000	1,640,282
	5.50% 7/1/25	2,200,000	2,376,343
	Fannie Mae S.F. 30 yr
	5.00% 9/1/35	21,479	22,799
	5.00% 12/1/36	157,920	167,624
	5.00% 12/1/37	133,839	141,825
	5.00% 1/1/38	217,566	230,549
	5.00% 2/1/38	115,739	122,645
	5.00% 11/1/38	332,063	351,878
	5.50% 4/1/37	755,671	812,233
	6.50% 2/1/36	275,476	305,608
	6.50% 6/1/36	242,403	266,242
	6.50% 10/1/36	195,523	214,752
	6.50% 8/1/37	22,965	25,187
	6.50% 12/1/37	264,775	290,400
	7.00% 12/1/37	136,536	151,854
	7.50% 6/1/31	31,971	36,443
	7.50% 1/15/32	14,626	16,675
	Fannie Mae S.F. 30 yr TBA
	4.00% 7/1/40	2,530,000	2,562,020
	5.00% 7/1/40	4,370,000	4,623,326
	6.00% 7/1/40	2,530,000	2,743,863
•	Freddie Mac ARM
	2.643% 12/1/33	18,078	18,764
	3.417% 4/1/34	28,774	29,929
	5.68% 7/1/36	140,685	147,976
	5.843% 6/1/37	11,266	12,011
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14	68,452	70,223
	4.50% 5/1/20	18,698	19,927
	5.00% 6/1/18	159,868	171,810
	Freddie Mac S.F. 15 yr TBA 5.00% 7/1/25	1,550,000	1,652,204
	Freddie Mac S.F. 30 yr
	4.50% 10/1/35	29,052	30,356
	7.00% 11/1/33	5,299	6,028
	Freddie Mac S.F. 30 yr TBA
	5.50% 7/1/40	775,000	831,551
	6.00% 7/1/40	2,745,000	2,979,181
	6.50% 7/1/40	1,285,000	1,408,481
	GNMA I S.F. 30 yr 7.00% 12/15/34	225,426	251,434

	Total Agency Mortgage-Backed Securities (Cost $29,673,715)		30,144,350

LVIP Delaware Foundation® Funds–20

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES–2.26%
#	American Tower Trust 144A
	Series 2007-1A AFX 5.42% 4/15/37	200,000	$215,202
	Series 2007-1A D 5.957% 4/15/37	55,000	57,856
•	Bank of America Commercial Mortgage Securities
	Series 2004-3 A5 5.595% 6/10/39	190,000	201,441
	Series 2005-1 A5 5.313% 11/10/42	225,000	238,512
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-PW10 A4 5.405% 12/11/40	540,000	567,626
	•Series 2005-T20 A4A 5.297% 10/12/42	200,000	213,805
	•Series 2006-PW12 A4 5.907% 9/11/38	280,000	300,439
	Series 2006-PW14 A4 5.201% 12/11/38	300,000	306,839
	Series 2007-PW15 A4 5.331% 2/11/44	350,000	342,919
	•Series 2007-PW16 A4 5.907% 6/11/40	105,000	106,849
◆	Commercial Mortgage Pass Through Certificates
	•#Series 2001-J1A A2 144A 6.457% 2/16/34	110,505	111,421
	•Series 2005-C6 A5A 5.116% 6/10/44	300,000	315,200
	Series 2006-C7 A2 5.69% 6/10/46	290,000	295,048
#	Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36	190,000	196,567
	General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	120,000	126,627
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38	295,000	311,173
	Series 2005-GG4 A4 4.761% 7/10/39	220,000	223,451
	Series 2005-GG4 A4A 4.751% 7/10/39	255,000	263,814
	•Series 2006-GG6 A4 5.553% 4/10/38	275,000	282,952
•	Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	135,000	144,307
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37	310,000	324,634
	Series 2003-C1 A2 4.985% 1/12/37	330,000	346,128
	•Series 2005-LDP4 A4 4.918% 10/15/42	265,000	277,116
	Series 2005-LDP5 A4 5.36% 12/15/44	235,000	249,969
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2002-C1 A4 6.462% 3/15/31	235,000	249,212
	Series 2004-C1 A4 4.568% 1/15/31	190,000	194,489
#	Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34	275,000	127,235
•	Morgan Stanley Capital I
	#Series 1999-FNV1 G 144A 6.12% 3/15/31	15,314	15,338
	Series 2007-IQ14 A4 5.692% 4/15/49	260,000	250,796
	Series 2007-T27 A4 5.802% 6/11/42	500,000	523,793
	Morgan Stanley Dean Witter Capital I
	•#Series 2001-TOP1 E 144A 7.579% 2/15/33	100,000	100,527
	Series 2003-TOP9 A2 4.74% 11/13/36	125,000	131,220
#	OBP Depositor Series 2010-OBP A 144A 4.646% 7/15/45	280,000	281,204
	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	480,000	491,059

	Total Commercial Mortgage-Backed Securities (Cost $7,761,106)		8,384,768

	CONVERTIBLE BONDS–1.39%
	Aerospace & Defense–0.06%
	L-3 Communications Holdings 3.00% exercise price $98.94, expiration date 8/1/35	220,000	221,100

			221,100

LVIP Delaware Foundation® Funds–21

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CONVERTIBLE BONDS (continued)
	Biotechnology–0.05%
	Amgen 0.375% exercise price $79.48, expiration date 2/1/13	195,000	$193,538

			193,538

	Capital Markets–0.03%
	Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	140,000	131,950

			131,950

	Commercial Banks–0.02%
#	SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	70,000	71,225

			71,225

	Computers & Peripherals–0.02%
	SanDisk 1.00% exercise price $82.36, expiration date 5/15/13	85,000	75,969

			75,969

	Diversified Telecommunication Services–0.05%
	Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	205,000	197,312

			197,312

	Energy Equipment & Services–0.16%
	Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	164,000	132,225
	Transocean
	1.50% exercise price $168.61, expiration date 12/15/37	445,000	397,163
	1.625% exercise price $168.61, expiration date 12/15/37	80,000	77,900

			607,288

	Health Care Equipment & Supplies–0.20%
f	Hologic 2.00% exercise price $38.59, expiration date 12/15/37	356,000	304,825
	Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	420,000	423,149

			727,974

	Health Care Providers & Services–0.05%
	LifePoint Hospitals 3.25% exercise price $61.22, expiration date 8/15/25	205,000	192,956

			192,956

	Internet Software & Services–0.03%
	VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	125,000	113,594

			113,594

	IT Services–0.01%
	Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	40,000	37,400

			37,400

	Oil, Gas & Consumable Fuels–0.07%
	Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	335,000	243,294

			243,294

	Paper & Forest Products–0.16%
	Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	425,000	441,469
#	Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13	136,000	139,910

			581,379

	Real Estate Investment Trusts–0.23%
#	Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	53,000	75,956
	Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	235,000	251,449
#	Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	180,000	180,886
	National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	320,000	335,599

			843,890

	Semiconductors & Semiconductor Equipment–0.13%
	Intel 2.95% exercise price $31.14, expiration date 12/15/35	155,000	148,025

LVIP Delaware Foundation® Funds–22

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CONVERTIBLE BONDS (continued)
	Semiconductors & Semiconductor Equipment (continued)
	Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27	325,000	$319,719

			467,744

	Wireless Telecommunication Services–0.12%
	Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	325,000	273,812
	NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	110,000	104,363
	SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	61,000	78,233

			456,408

	Total Convertible Bonds (Cost $4,942,340)		5,163,021

	CORPORATE BONDS–31.05%
	Aerospace & Defense–0.36%
	L-3 Communications
	4.75% 7/15/20	510,000	514,938
	6.125% 7/15/13	3,000	3,038
#	Meccanica Holdings 144A 6.25% 7/15/19	450,000	481,077
	United Technologies 4.50% 4/15/20	300,000	325,216

			1,324,269

	Airlines–0.06%
#	United Air Lines 144A 12.00% 11/1/13	220,000	229,900

			229,900

	Auto Components–0.19%
#	Allison Transmission 144A 11.00% 11/1/15	280,000	294,700
	America Axle & Manufacturing 7.875% 3/1/17	115,000	100,338
	ArvinMeritor 8.125% 9/15/15	330,000	318,450

			713,488

	Automobiles–0.14%
	Ford Motor 7.45% 7/16/31	565,000	512,738

			512,738

	Beverages–0.34%
#	Anheuser-Busch InBev Worldwide 144A
	3.625% 4/15/15	1,055,000	1,081,005
	5.00% 4/15/20	185,000	193,798

			1,274,803

	Building Products–0.15%
#	Ply Gem Industries 144A 13.125% 7/15/14	285,000	289,988
#	Voto-Votorantim Overseas Trading Operations 144A 6.625% 9/25/19	262,000	267,240

			557,228

	Capital Markets–0.82%
	Bank of New York Mellon 4.95% 3/15/15	280,000	302,896
#	Cemex Finance 144A 9.50% 12/14/16	115,000	111,550
	E Trade Financial PIK 12.50% 11/30/17	311,000	331,993
	Goldman Sachs Group 5.375% 3/15/20	812,000	803,847
	Jefferies Group
	6.25% 1/15/36	300,000	269,320
	6.45% 6/8/27	400,000	377,786
	Lazard Group
	6.85% 6/15/17	511,000	518,196
	7.125% 5/15/15	36,000	37,954
	Nuveen Investments 10.50% 11/15/15	307,000	268,625

			3,022,167

	Chemicals–0.62%
	CF Industries 7.125% 5/1/20	210,000	215,775
	Cytec Industries 8.95% 7/1/17	575,000	703,484
	Dow Chemical 8.55% 5/15/19	635,000	778,573
	Hexion U.S. Finance/Nova Scotia
	8.875% 2/1/18	190,000	172,425
	9.75% 11/15/14	205,000	194,750
#	MacDermid 144A 9.50% 4/15/17	211,000	212,055

			2,277,062

	Commercial Banks–2.54%
•	BB&T 5.25% 11/1/19	845,000	874,391
	BB&T Capital Trust IV 6.82% 6/12/57	330,000	301,538

LVIP Delaware Foundation® Funds–23

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	CORPORATE BONDS (continued)
	Commercial Banks (continued)
@#	CoBank ACB 144A 7.875% 4/16/18		250,000	$288,844
	JP Morgan Chase Bank
	5.875% 6/13/16		250,000	273,839
	6.00% 10/1/17		285,000	310,813
	7.00% 6/28/17	RUB	20,000,000	605,264
	KeyBank 6.95% 2/1/28		615,000	636,974
	PNC Bank 6.875% 4/1/18		500,000	565,757
	PNC Funding
	5.125% 2/8/20		490,000	510,475
	5.25% 11/15/15		2,000	2,132
	5.625% 2/1/17		5,000	5,327
•#	PNC Preferred Funding Trust II 144A 6.113% 3/29/49		500,000	366,881
•#	Rabobank Nederland 144A 11.00% 12/29/49		640,000	792,622
	Regions Financial
	5.75% 6/15/15		225,000	223,814
	7.75% 11/10/14		530,000	559,631
	Silicon Valley Bank
	5.70% 6/1/12		250,000	260,766
	6.05% 6/1/17		500,000	506,955
	U.S. Bank North America 4.95% 10/30/14		250,000	272,712
•	USB Capital IX 6.189% 10/29/49		575,000	420,498
	Wachovia
	5.25% 8/1/14		105,000	111,295
	5.625% 10/15/16		360,000	389,051
•	Wells Fargo Capital XIII 7.70% 12/29/49		790,000	801,849
	Zions Bancorporation
	5.65% 5/15/14		223,000	210,582
	7.75% 9/23/14		120,000	122,386

				9,414,396

	Commercial Services & Supplies–0.84%
	Allied Waste North America
	6.875% 6/1/17		425,000	463,891
	7.125% 5/15/16		495,000	531,525
	ARAMARK 8.50% 2/1/15		150,000	152,250
#	Brambles USA 144A
	3.95% 4/1/15		670,000	681,120
	5.35% 4/1/20		220,000	228,872
	Casella Waste Systems
	9.75% 2/1/13		105,000	105,525
	#144A 11.00% 7/15/14		175,000	189,875
	Corrections Corporation of America 7.75% 6/1/17		166,000	173,055
	FTI Consulting 7.75% 10/1/16		2,000	2,030
	Global Cash Access/Finance 8.75% 3/15/12		91,000	91,569
	Interface
	9.50% 2/1/14		70,000	72,188
	11.375% 11/1/13		65,000	73,125
	International Lease Finance 6.625% 11/15/13		340,000	317,050
	Iron Mountain 6.625% 1/1/16		2,000	1,975
	Mobile Mini 6.875% 5/1/15		32,000	29,840

				3,113,890

	Communications Equipment–0.36%
	Cisco Systems 4.45% 1/15/20		1,270,000	1,343,250

				1,343,250

	Consumer Finance–0.12%
	Ford Motor Credit 12.00% 5/15/15		370,000	428,715

				428,715

	Containers & Packaging–0.31%
#	BWAY Holding 144A 10.00% 6/15/18		110,000	115,225
	Intertape Polymer 8.50% 8/1/14		116,000	94,540
#	Plastipak Holdings 144A 10.625% 8/15/19		280,000	312,200
	Pregis 12.375% 10/15/13		373,000	370,669
	Smurfit Kappa Funding 7.75% 4/1/15		140,000	138,950
	Solo Cup 8.50% 2/15/14		138,000	124,545

				1,156,129

	Diversified Consumer Services–0.16%
	Yale University 2.90% 10/15/14		560,000	581,476

				581,476

	Diversified Financial Services–2.05%
#	Achmea Hypotheekbank 144A 3.20% 11/3/14		520,000	537,783
	AgriBank FCB 9.125% 7/15/19		405,000	480,440

LVIP Delaware Foundation® Funds–24

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	CORPORATE BONDS (continued)
	Diversified Financial Services (continued)
	AMH Holdings 11.25% 3/1/14		115,000	$117,875
•	Bear Stearns 5.267% 12/7/12	AUD	990,000	815,396
	Capital One Capital V 10.25% 8/15/39		175,000	185,719
#	CDP Financial 144A 5.60% 11/25/39		535,000	579,001
	City National Capital Trust I 9.625% 2/1/40		590,000	622,458
#	ERAC USA Finance 144A 5.25% 10/1/20		220,000	222,750
	Export-Import Bank of Korea
	#144A 5.25% 2/10/14		265,000	278,742
	5.875% 1/14/15		100,000	108,568
	General Electric Capital 6.00% 8/7/19		1,469,000	1,593,103
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		130,000	84,013
	JPMorgan Chase Capital XXV 6.80% 10/1/37		337,000	334,105
	Korea Development Bank
	4.375% 8/10/15		380,000	387,904
	8.00% 1/23/14		465,000	529,725
#	National Agricultural Cooperative Federation 144A 5.00% 9/30/14		227,000	236,689
	Rentenbank 6.00% 7/15/14	AUD	320,000	273,890
•#	USB Realty 144A 6.091% 12/29/49		300,000	210,000

				7,598,161

	Diversified Telecommunication Services–1.62%
	AT&T 6.50% 9/1/37		775,000	862,473
	Cincinnati Bell 7.00% 2/15/15		77,000	72,573
#	Clearwire Communications/Finance 144A 12.00% 12/1/15		505,000	503,582
#	GCI 144A 8.625% 11/15/19		95,000	95,238
#	Global Crossing 144A 12.00% 9/15/15		250,000	266,250
	Hughes Network Systems/Finance 9.50% 4/15/14		199,000	202,483
	Level 3 Financing
	9.25% 11/1/14		15,000	13,688
	#144A 10.00% 2/1/18		210,000	186,900
	PAETEC Holding
	8.875% 6/30/17		80,000	80,400
	9.50% 7/15/15		195,000	190,613
	Qwest
	8.375% 5/1/16		365,000	400,588
	#144A 8.375% 5/1/16		370,000	406,075
	Telecom Italia Capital
	5.25% 10/1/15		880,000	889,147
	6.175% 6/18/14		285,000	298,209
	Telefonica Emisiones
	3.729% 4/27/15		225,000	224,588
	5.134% 4/27/20		205,000	205,863
	Telesat Canada
	11.00% 11/1/15		347,000	376,495
	12.50% 11/1/17		68,000	76,500
	Verizon Communictions 6.40% 2/15/38		265,000	293,039
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		155,000	159,650
	12.00% 12/1/15		180,000	187,200
	Windstream 8.125% 8/1/13		7,000	7,271

				5,998,825

	Electric Utilities–1.79%
#	American Transmission Systems 144A 5.25% 1/15/22		610,000	640,804
	Appalachian Power 3.40% 5/24/15		195,000	198,337
#	Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		650,000	707,688
	Duke Energy Carolinas 4.30% 6/15/20		860,000	910,067
	Edison Mission Energy 7.20% 5/15/19		4,000	2,480
	Florida Power 5.65% 6/15/18		400,000	455,364
	Illinois Power 9.75% 11/15/18		1,117,000	1,468,731
	Jersey Central Power & Light 5.625% 5/1/16		90,000	97,423
	Mirant North America 7.375% 12/31/13		1,000	1,028
	PacifiCorp 5.50% 1/15/19		500,000	564,193
	Pennsylvania Electric 5.20% 4/1/20		585,000	610,947

LVIP Delaware Foundation® Funds–25

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Electric Utilities (continued)
	PPL Electric Utilities 7.125% 11/30/13	175,000	$204,566
	Public Service Company of Oklahoma 5.15% 12/1/19	515,000	543,322
•	Puget Sound Energy 6.974% 6/1/67	230,000	211,383

			6,616,333

	Electronic Equipment, Instruments & Components–0.11%
	Jabil Circuit 7.75% 7/15/16	85,000	89,250
	Sanmina-SCI 8.125% 3/1/16	323,000	319,770

			409,020

	Energy Equipment & Services–0.66%
	Complete Production Services 8.00% 12/15/16	227,000	223,028
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	303,000	280,275
#	Hercules Offshore 144A 10.50% 10/15/17	230,000	205,275
	Key Energy Services 8.375% 12/1/14	300,000	299,625
	Pride International 8.50% 6/15/19	480,000	500,400
	Transocean 6.80% 3/15/38	180,000	162,683
	Weatherford International 9.625% 3/1/19	630,000	759,802

			2,431,088

	Food & Staples Retailing–0.56%
◆#	CVS Pass Through Trust 144A 8.353% 7/10/31	955,182	1,161,178
	Ingles Markets 8.875% 5/15/17	139,000	142,128
	New Albertsons 7.25% 5/1/13	1,000	1,023
	Rite Aid 9.375% 12/15/15	90,000	74,025
	Supervalu 8.00% 5/1/16	126,000	125,370
#	Tops Markets 144A 10.125% 10/15/15	90,000	93,150
	Wal-Mart Stores 3.625% 7/8/20	470,000	469,568

			2,066,442

	Food Products–0.52%
#	Dole Food 144A 8.00% 10/1/16	290,000	292,175
	General Mills 5.65% 2/15/19	455,000	517,902
	JBS USA Finance 11.625% 5/1/14	26,000	29,283
	Kraft Foods 5.375% 2/10/20	455,000	488,475
	Smithfield Foods
	7.75% 7/1/17	237,000	227,520
	#144A 10.00% 7/15/14	85,000	94,563
	Tyson Foods 10.50% 3/1/14	4,000	4,680
#	Viskase 144A 9.875% 1/15/18	250,000	252,500

			1,907,098

	Gas Utilities–0.20%
	AmeriGas Partners 7.125% 5/20/16	2,000	2,000
	Inergy Finance 8.25% 3/1/16	2,000	2,035
#	SEMCO Energy 144A 5.15% 4/21/20	680,000	729,800

			733,835

	Health Care Equipment & Supplies–1.89%
	Accellent 10.50% 12/1/13	185,000	183,150
	Bausch & Lomb 9.875% 11/1/15	163,000	168,298
	Baxter International 4.50% 8/15/19	795,000	851,714
	Biomet 11.625% 10/15/17	82,000	89,175
	Biomet PIK 10.375% 10/15/17	118,000	127,440
	CareFusion
	6.375% 8/1/19	305,000	349,023
	#144A 6.375% 8/1/19	790,000	904,026
	Covidien International Finance 4.20% 6/15/20	330,000	338,416
	Hospira 6.40% 5/15/15	960,000	1,091,839
	Inverness Medical Innovations 9.00% 5/15/16	205,000	206,025
	Novartis Capital 4.40% 4/24/20	355,000	383,501
	Novartis Securities Investment 5.125% 2/10/19	165,000	185,034

LVIP Delaware Foundation® Funds–26

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Health Care Equipment & Supplies (continued)
#	Novasep Holding 144A 9.75% 12/15/16	350,000	$345,625
	Pfizer 6.20% 3/15/19	810,000	964,264
	Universal Hospital Services PIK
	8.50% 6/1/15	3,000	2,970
	Zimmer Holdings 4.625% 11/30/19	770,000	810,146

			7,000,646

	Health Care Providers & Services–0.46%
	Medco Health Solutions 7.125% 3/15/18	965,000	1,154,612
	Select Medical 7.625% 2/1/15	200,000	189,000
•	US Oncology Holdings PIK 6.643% 3/15/12	403,000	376,805

			1,720,417

	Hotels, Restaurants & Leisure–0.53%
#	Equinox Holdings 144A 9.50% 2/1/16	35,000	34,781
#	Harrahs Operating 144A 10.00% 12/15/18	215,000	177,375
	International Game Technology 5.50% 6/15/20	250,000	258,398
	Landry’s Restaurants 11.625% 12/1/15	80,000	83,200
	MGM MIRAGE
	7.50% 6/1/16	21,000	16,643
	10.375% 5/15/14	45,000	49,163
	#144A 11.375% 3/1/18	225,000	212,625
	Mohegan Tribal Gaming Authority 6.875% 2/15/15	135,000	96,525
	NCL 11.75% 11/15/16	50,000	52,500
	OSI Restaurant Partners 10.00% 6/15/15	138,000	135,585
#	Pinnacle Entertainment 144A 8.75% 5/15/20	335,000	311,968
@#	Pokagon Gaming Authority 144A
	10.375% 6/15/14	135,000	140,400
	Royal Caribbean Cruises
	6.875% 12/1/13	125,000	122,188
	7.00% 6/15/13	15,000	15,000
#	Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	329,000	262,377

			1,968,728

	Household Durables–0.31%
	Jarden 7.50% 1/15/20	25,000	24,563
	K Hovnanian Enterprises
	6.25% 1/15/15	85,000	62,475
	7.50% 5/15/16	155,000	109,275
	10.625% 10/15/16	160,000	160,800
	M/I Homes 6.875% 4/1/12	2,000	1,990
	Mohawk Industries 6.875% 1/15/16	3,000	3,068
	Norcraft Holdings 9.75% 9/1/12	255,000	242,568
	Ryland Group 8.40% 5/15/17	135,000	143,775
	Standard Pacific 10.75% 9/15/16	180,000	193,500
	Yankee Acquisition 9.75% 2/15/17	210,000	214,725

			1,156,739

	Independent Power Producers & Energy Traders–0.19%
	AES
	7.75% 3/1/14	1,000	1,023
	8.00% 6/1/20	140,000	141,400
	#144A 8.75% 5/15/13	1,000	1,020
	Dynegy Holdings
	7.75% 6/1/19	94,000	65,448
	8.375% 5/1/16	190,000	151,288
	NRG Energy 7.375% 2/1/16	171,000	170,572
	TXU 5.55% 11/15/14	245,000	175,266

			706,017

	Insurance–0.47%
•	Genworth Financial 6.15% 11/15/66	165,000	113,850
	MetLife 6.817% 8/15/18	655,000	742,009
•#	MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	434,000
	Prudential Financial 3.875% 1/14/15	460,000	463,749
=‡◆@#	Twin Reefs Pass Through Trust 144A
	0.449% 12/31/49	200,000	0

			1,753,608

	Internet Software & Services–0.13%
#	GXS Worldwide 144A 9.75% 6/15/15	355,000	340,800
	Terremark Worldwide 12.00% 6/15/17	135,000	152,550

			493,350

LVIP Delaware Foundation® Funds–27

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	CORPORATE BONDS (continued)
	Internet Software & Services (continued)
	IT Services–0.08%
	SunGard Data Systems 10.25% 8/15/15		106,000	$109,975
#	Unisys 144A 12.75% 10/15/14		155,000	173,988

				283,963

	Life Sciences Tools & Services–0.71%
	Bio-Rad Laboratories 8.00% 9/15/16		2,000	2,095
#	Genzyme 144A 5.00% 6/15/20		455,000	469,564
	Life Technologies
	4.40% 3/1/15		55,000	56,950
	6.00% 3/1/20		970,000	1,052,364
	Thermo Fisher Scientific
	3.20% 5/1/15		955,000	986,472
	4.70% 5/1/20		45,000	48,567

				2,616,012

	Machinery–0.18%
	Case New Holland 7.75% 9/1/13		180,000	184,950
	RBS Global/Rexnord 11.75% 8/1/16		158,000	165,505
	Terex 8.00% 11/15/17		185,000	172,050
	Thermadyne Holdings 10.50% 2/1/14		4,000	4,070
#	TriMas 144A 9.75% 12/15/17		130,000	132,275

				658,850

	Media–3.05%
	Affinion Group 11.50% 10/15/15		145,000	152,975
#	Charter Communications Operating 144A 10.875% 9/15/14		290,000	323,350
	Clear Channel Communications 10.75% 8/1/16		210,000	148,575
#	Columbus International 144A 11.50% 11/20/14		330,000	353,124
	Comcast 5.90% 3/15/16		970,000	1,094,475
#	Cox Communications 144A
	6.25% 6/1/18		205,000	228,949
	6.45% 12/1/36		75,000	83,010
	6.95% 6/1/38		225,000	258,995
	CSC Holdings 6.75% 4/15/12		24,000	24,960
	DirecTV Holdings 7.625% 5/15/16		1,895,000	2,060,885
	DISH DBS 7.875% 9/1/19		350,000	365,750
@	Grupo Televisa 8.49% 5/11/37	MXN	2,000,000	146,687
	Lamar Media 6.625% 8/15/15		4,000	3,850
	LIN Television 6.50% 5/15/13		40,000	38,600
#	NBC Universal 144A 5.15% 4/30/20		1,250,000	1,306,248
	Nielsen Finance
	10.00% 8/1/14		228,000	234,270
	11.625% 2/1/14		80,000	87,800
	Shaw Communication 6.75% 11/9/39	CAD	1,559,000	1,497,079
#	Sinclair Television Group 144A
	9.25% 11/1/17		140,000	142,100
#	Sirius XM Radio 144A 9.75% 9/1/15		30,000	32,025
	Time Warner Cable 8.25% 4/1/19		692,000	852,406
#	Univision Communications 144A 12.00% 7/1/14		180,000	193,950
#	Videotron 144A 7.125% 1/15/20	CAD	430,000	407,985
#	Vivendi 144A
	5.75% 4/4/13		670,000	719,203
	6.625% 4/4/18		425,000	474,402
#	XM Satellite Radio 144A 13.00% 8/1/13		55,000	60,363

				11,292,016

	Metals & Mining–1.12%
#	Algoma Acqusition 144A 9.875% 6/15/15		230,000	196,650
	ArcelorMittal 9.85% 6/1/19		295,000	369,221
	Century Aluminum 8.00% 5/15/14		231,900	219,725
	Compass Minerals International 8.00% 6/1/19		4,000	4,108
#	Essar Steel Algoma 144A 9.375% 3/15/15		35,000	33,425
#	FMG Finance 144A 10.625% 9/1/16		580,000	640,900
#	Gerdau Holdings 144A 7.00% 1/20/20		127,000	130,175

LVIP Delaware Foundation® Funds–28

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	CORPORATE BONDS (continued)
	Metals & Mining (continued)
•	Noranda Aluminum Acquisition PIK 5.373% 5/15/15		193,614	$150,051
	Novelis 11.50% 2/15/15		180,000	189,000
	Reliance Steel & Aluminum 6.85% 11/15/36		265,000	257,581
	Rio Tinto Finance USA 9.00% 5/1/19		215,000	282,595
	Ryerson
	•7.719% 11/1/14		2,000	1,870
	12.00% 11/1/15		246,000	252,765
	Teck Resources
	9.75% 5/15/14		800,000	946,229
	10.25% 5/15/16		72,000	85,056
	Vale Overseas
	6.875% 11/21/36		188,000	196,462
	6.875% 11/10/39		190,000	199,443

				4,155,256

	Multiline Retail–0.19%
	Burlington Coat Factory Investment Holdings 14.50% 10/15/14		435,000	458,925
	Macy’s Retail Holdings 6.65% 7/15/24		253,000	244,145

				703,070

	Multi-Utilities–0.32%
	CMS Energy
	6.55% 7/17/17		225,000	228,601
	8.75% 6/15/19		115,000	127,545
	Xcel Energy 4.70% 5/15/20		805,000	839,293

				1,195,439

	Oil, Gas & Consumable Fuels–3.77%
	Anadarko Petroleum 5.95% 9/15/16		800,000	689,413
#	Antero Resources Finance 144A
	9.375% 12/1/17		85,000	85,425
	Chesapeake Energy 6.50% 8/15/17		460,000	455,975
	Copano Energy 7.75% 6/1/18		4,000	3,800
	El Paso 7.00% 6/15/17		4,000	3,997
#	El Paso Performance-Linked Trust 144A 7.75% 7/15/11		232,000	240,302
•	Enbridge Energy 8.05% 10/1/37		330,000	325,371
	Energy Transfer Partners 9.70% 3/15/19		600,000	726,065
	Enterprise Products Operating
	5.20% 9/1/20		735,000	756,337
	•7.034% 1/15/68		345,000	317,849
	9.75% 1/31/14		335,000	404,487
	EOG Resources 2.95% 6/1/15		730,000	737,647
	Forest Oil 7.25% 6/15/19		94,000	91,180
#	Hilcorp Energy I 144A 7.75% 11/1/15		228,000	225,720
#	Holly 144A 9.875% 6/15/17		168,000	173,460
	Kinder Morgan Energy Partners
	5.30% 9/15/20		290,000	300,518
	9.00% 2/1/19		485,000	604,637
#	Linn Energy/Finance 144A 8.625% 4/15/20		110,000	113,163
#	Lukoil International Finance 144A 7.25% 11/5/19		124,000	128,340
#	Midcontinent Express Pipeline 144A
	5.45% 9/15/14		415,000	432,211
	6.70% 9/15/19		210,000	217,620
#	Murray Energy 144A 10.25% 10/15/15		140,000	140,000
#	New World Resources 144A 7.875% 5/1/18	EUR	85,000	100,832
	Nexen 7.50% 7/30/39		330,000	387,994
#	NFR Energy/Finance 144A 9.75% 2/15/17		150,000	145,500
	Noble Energy 8.25% 3/1/19		615,000	745,502
	OPTI Canada
	7.875% 12/15/14		67,000	58,625
	8.25% 12/15/14		147,000	128,625
	Petrobras International Finance
	5.75% 1/20/20		722,000	730,699
	5.875% 3/1/18		45,000	46,538
	Petrohawk Energy
	7.875% 6/1/15		77,000	77,578
	10.50% 8/1/14		190,000	205,200
	Petroleum Development 12.00% 2/15/18		132,000	136,950
	Plains All American Pipeline 8.75% 5/1/19		220,000	263,022
	Quicksilver Resources 7.125% 4/1/16		260,000	241,150

LVIP Delaware Foundation® Funds–29

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)
	Range Resources 8.00% 5/15/19	123,000	$128,996
#	Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	315,000	339,227
	Regency Energy Partners 8.375% 12/15/13	2,000	2,070
#	Rockies Express Pipeline 144A 5.625% 4/15/20	320,000	304,919
#	SandRidge Energy 144A 9.875% 5/15/16	287,000	292,740
	Shell International Finance 3.10% 6/28/15	250,000	254,160
	Total Capital 4.45% 6/24/20	240,000	245,471
	TransCanada Pipelines
	3.40% 6/1/15	470,000	488,074
	•6.35% 5/15/67	600,000	535,468
#	Williams Partners 144A 5.25% 3/15/20	275,000	281,738
#	Woodside Finance 144A
	4.50% 11/10/14	420,000	428,783
	8.125% 3/1/14	205,000	233,682

			13,977,060

	Paper & Forest Products–0.44%
#	Georgia-Pacific 144A 8.25% 5/1/16	79,000	84,629
	International Paper 9.375% 5/15/19	885,000	1,144,888
#	NewPage 144A 11.375% 12/31/14	210,000	191,625
#	PE Paper Escrow 144A 12.00% 8/1/14	200,000	220,106

			1,641,248

	Pharmaceuticals–0.73%
	Abbott Laboratories 4.125% 5/27/20	835,000	876,510
#	Roche Holdings 144A 6.00% 3/1/19	1,260,000	1,470,300
	Teva Pharmaceutical Finance II/III 3.00% 6/15/15	350,000	357,266

			2,704,076

	Real Estate Investment Trusts–0.46%
	Developers Diversified Realty
	5.375% 10/15/12	435,000	429,848
	7.50% 4/1/17	110,000	108,093
	9.625% 3/15/16	100,000	108,617
#	Digital Realty Trust 144A 5.875% 2/1/20	235,000	240,195
	ProLogis
	6.25% 3/15/17	345,000	329,005
	7.375% 10/30/19	315,000	309,013
	Regency Centers 5.875% 6/15/17	171,000	180,519

			1,705,290

	Road & Rail–0.27%
	Burlington Northern Santa Fe 4.70% 10/1/19	845,000	896,624
	Kansas City Southern de Mexico 9.375% 5/1/12	100,000	103,000

			999,624

	Semiconductors & Semiconductor Equipment–0.07%
	National Semiconductor 6.60% 6/15/17	235,000	263,647

			263,647

	Specialty Retail–0.07%
	Sally Holdings/Capital 10.50% 11/15/16	251,000	269,825

			269,825

	Textiles, Apparel & Luxury Goods–0.08%
#	Invista 144A 9.25% 5/1/12	9,000	9,158
	Quiksilver 6.875% 4/15/15	300,000	274,125

			283,283

	Tobacco–0.06%
#	Alliance One International 144A 10.00% 7/15/16	230,000	235,175

			235,175

	Trading Companies & Distributors–0.13%
#	Ashtead Capital 144A 9.00% 8/15/16	50,000	49,250
#	Ashtead Holdings 144A 8.625% 8/1/15	75,000	74,625
	Avis Budget Car Rental 7.75% 5/15/16	170,000	159,588
#	RSC Equipment Rental 144A 10.25% 11/15/19	200,000	203,000

			486,463

	Wireless Telecommunication Services–0.82%
	America Movil 5.00% 3/30/20	162,000	167,696

LVIP Delaware Foundation® Funds–30

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	CORPORATE BONDS (continued)
	Wireless Telecommunication Services (continued)
	American Tower 7.00% 10/15/17		510,000	$571,199
	Cricket Communications 9.375% 11/1/14		215,000	219,300
#	Digicel Group 144A
	8.875% 1/15/15		240,000	235,800
	12.00% 4/1/14		310,000	347,975
	MetroPCS Wireless 9.25% 11/1/14		97,000	100,395
#	MTS International Funding 144A 8.625% 6/22/20		203,000	211,019
	NII Capital 10.00% 8/15/16		250,000	264,375
	Rogers Communications
	6.68% 11/4/39	CAD	313,000	313,859
	7.50% 3/15/15		250,000	298,636
	Sprint Capital 8.75% 3/15/32		320,000	307,200

				3,037,454

	Total Corporate Bonds (Cost $111,226,805)			115,017,569

	MUNICIPAL BOND–0.14%
	Oregon State Taxable Pension 5.892% 6/1/27		485,000	533,524

	Total Municipal Bond (Cost $485,000)			533,524

	NON-AGENCY ASSET-BACKED SECURITIES–2.65%
•#	AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.296% 10/6/21		370,000	369,666
	Ally Auto Receivables Trust Series 2010-2 AB 1.38% 7/15/14		180,000	180,374
•#	Ally Master Owner Trust Series 2010-1A 144A 2.10% 1/15/15		340,000	344,642
•	American Express Credit Account Master Trust Series 2010-1 B 0.95% 11/16/15		180,000	178,691
#	Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16		340,000	349,806
•	Bank of America Credit Card Trust Series 2008-A5 A5 1.55% 12/16/13		375,000	378,460
	Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		455,000	529,150
#	CIT Equipment Collateral Series 2009-VT1 A3 144A 3.07% 8/15/16		305,000	308,260
	Citibank Credit Card Issuance Trust
	•Series 2004-C1 C1 1.00% 7/15/13		215,000	212,639
	Series 2007-A3 A3 6.15% 6/15/39		410,000	517,793
	•Series 2007-A6 A6 0.284% 7/12/12		225,000	225,043
	•Series 2009-A1 A1 2.10% 3/17/14		290,000	297,275
#	Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18		260,000	280,339
	Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		400,000	319,175
	CNH Equipment Trust
	•Series 2007-A A4 0.39% 9/17/12		46,587	46,535
	Series 2008-A A3 4.12% 5/15/12		23,317	23,463
	Series 2008-A A4A 4.93% 8/15/14		170,000	176,254
	Series 2008-B A3A 4.78% 7/16/12		56,482	57,150
	Series 2009-C A3 1.85% 12/16/13		160,000	161,654
	Series 2009-C A4 3.00% 8/17/15		435,000	451,586
	Series 2010-A A4 2.49% 4/15/30		545,000	556,028
	Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		221,127	225,003
	Discover Card Master Trust
	Series 2008-A4 A4 5.65% 12/15/15		450,000	501,086
	•Series 2009-A1 A1 1.65% 12/15/14		170,000	172,773
#	Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		365,000	355,716

LVIP Delaware Foundation® Funds–31

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)
#	Ford Credit Auto Lease Trust Series 2010-A A2 144A 1.04% 3/15/13	585,000	$585,578
•	Ford Credit Floorplan Master Owner Trust
	Series 2009-2 A 1.90% 9/15/14	235,000	237,116
	#Series 2010-1 A 144A 2.00% 12/15/14	415,000	419,349
•#	Golden Credit Card Trust Series 2008-3 A 144A 1.35% 7/15/17	100,000	100,766
	Harley-Davidson Motorcycle Trust
	#Series 2006-1 A2 144A 5.04% 10/15/12	36,068	36,611
	Series 2009-4 A3 1.87% 2/17/14	120,000	121,188
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12	22,847	23,033
	Series 2008-A A3 4.93% 12/17/12	212,200	218,235
	John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16	380,000	385,743
	Mid-State Trust Series 11 A1 4.864% 7/15/38	114,996	110,544
=#	Sail NIM Notes Series 2003-10A A 144A 7.50% 10/27/33	11,041	0
	World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	125,687	127,604
	World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13	235,000	236,592

	Total Non-Agency Asset-Backed Securities (Cost $9,601,965)		9,820,920

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.05%
	Bank of America Alternative Loan Trust
	Series 2004-2 1A1 6.00% 3/25/34	292,184	297,918
	Series 2004-10 1CB1 6.00% 11/25/34	24,740	24,441
	Series 2004-11 1CB1 6.00% 12/25/34	438,431	418,180
	Series 2005-3 2A1 5.50% 4/25/20	41,693	38,296
	Series 2005-5 2CB1 6.00% 6/25/35	18,183	13,779
	Series 2005-6 7A1 5.50% 7/25/20	34,406	32,556
•	Bank of America Mortgage Securities Series 2003-D 1A2 2.84% 5/25/33	1,106	792
•	ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36	255,000	181,814
◆	Countrywide Home Loan Mortgage Pass Through Trust
	@Series 2006-17 A5 6.00% 12/25/36	10,416	9,105
	•Series 2006-HYB1 3A1 5.082% 3/20/36	174,344	102,477
	Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	36,789	37,744
•	First Horizon Asset Securities Series 2004-AR5 4A1 5.665% 10/25/34	161,204	165,401
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A 7.75% 9/19/27	66,881	66,089
	•Series 1999-3 A 8.00% 8/19/29	107,001	106,591
	Series 2005-RP1 1A3 8.00% 1/25/35	233,129	226,169
	Series 2005-RP1 1A4 8.50% 1/25/35	196,536	190,184
	Series 2006-RP1 1A3 8.00% 1/25/36	112,899	109,195
•	JP Morgan Mortgage Trust Series 2005-A2 5A1 4.312% 4/25/35	16,475	16,101
	Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	130,901	119,529
•	MASTR ARM Trust
	Series 2003-6 1A2 3.825% 12/25/33	38,381	35,207
	Series 2005-6 7A1 5.341% 6/25/35	130,994	113,236
	Series 2006-2 4A1 4.984% 2/25/36	13,365	12,659

LVIP Delaware Foundation® Funds–32

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
#	MASTR Reperforming Loan Trust Series 2005-1 1A5 144A
	8.00% 8/25/34		219,709	$217,445
•#	MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		120,672	115,171
•	Structured ARM Loan Trust Series 2006-5 5A4 5.487% 6/25/36		80,538	15,322
•	Structured Asset Securities Series 2002-22H 1A 6.953% 11/25/32		37,747	36,971
◆	Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18		392,889	403,372
	Wells Fargo Mortgage Backed Securities Trust
	Series 2005-7 A2 5.25% 9/25/35		217,353	150,302
	Series 2006-2 3A1 5.75% 3/25/36		263,890	247,745
	Series 2006-4 1A8 5.75% 4/25/36		11,382	10,768
	Series 2006-4 2A3 5.75% 4/25/36		136,890	52,084
	Series 2007-13 A7 6.00% 9/25/37		350,040	310,914

	Total Non-Agency Collateralized Mortgage Obligations (Cost $4,264,618)			3,877,557

	REGIONAL AGENCIES–0.28%
	Australia–0.28%
	New South Wales Treasury
	2.75% 11/20/25	AUD	338,000	287,388
	6.00% 5/1/20	AUD	709,000	612,194
	Queensland Treasury 6.00% 6/14/21	AUD	178,000	153,787

	Total Regional Agencies (Cost $1,061,203)			1,053,369

	REGIONAL AUTHORITIES–0.32%
	Canada–0.32%
	Province of British Columbia Canada 2.85% 6/15/15		250,000	258,518
	Province of Manitoba Canada 2.625% 7/15/15		130,000	132,366
	Province of Ontario Canada 4.40% 4/14/20		350,000	372,641
	Province of Quebec Canada
	4.50% 12/1/19	CAD	123,000	120,412
	4.875% 5/5/14	CAD	275,000	303,547

	Total Regional Authorities (Cost $1,156,769)			1,187,484

«	SENIOR SECURED LOANS–1.37%
	Allied Security Holdings Term Tranche Loan 6.75% 2/23/15		307,780	307,781
	ATI Holdings Term Tranche Loan
	7.00% 2/18/16		105,000	101,325
	BWAY Holding Term Tranche Loan B 5.50% 3/28/17		369,429	369,815
	Calpine Term Tranche Loan 7.00% 4/21/17		400,000	396,750
	Delta Air Lines Term Tranche Loan
	8.75% 9/16/13		603,346	607,621
	Energy Futures Holdings Term Tranche Loan B2 3.729% 10/10/14		402,168	298,760
	Graham Packaging Term Tranche Loan C 6.75% 4/5/14		218,384	219,681
	ICL Industrial Containers Term Loan C 3.75% 6/16/17		35,571	35,609
	JohnsonDiversey Term Tranche Loan B 5.50% 11/24/15		239,400	239,699
	Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		455,000	478,660
	PQ Term Tranche Loan 6.73% 7/30/15		391,000	355,810
	RehabCare Group Term Tranche Loan B 6.00% 11/3/15		189,525	188,838
	Rental Service 2nd Lien Term Tranche Loan 3.817% 10/7/13		560,000	512,865
	Rockwood Specialties Term Tranche Loan H 6.00% 5/15/14		340,000	340,921
	Smurfit-Stone Container Enterprise Term Tranche Loan 6.75% 1/2/16		220,000	219,770
	SunGard Data Systems Term Tranche Loan 6.75% 2/28/14		214,453	214,922

LVIP Delaware Foundation® Funds–33

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	SENIOR SECURED LOANS (continued)
	Univision Communications Term Tranche Loan B 2.533% 9/29/14		216,716	$181,259

	Total Senior Secured Loans
	(Cost $5,026,352)			5,070,086

	SOVEREIGN DEBT–5.50%
	Australia–1.48%
	Australian Government
	4.50% 4/15/20	AUD	2,536,000	2,035,005
	6.00% 2/15/17	AUD	1,240,000	1,107,476
	6.25% 4/15/15	AUD	2,289,000	2,054,576
	Australian Index Linked 3.00% 9/20/25	AUD	338,000	305,123

				5,502,180

	Brazil–0.07%
	Federal Republic of Brazil 11.00% 8/17/40		200,000	268,800

				268,800

	Canada–0.53%
	Canadian Government 2.50% 6/1/15	CAD	1,940,000	1,837,468
	Export Development Canada 2.25% 5/28/15		130,000	131,629

				1,969,097

	Colombia–0.13%
	Republic of Colombia 11.75% 2/25/20		312,000	464,880

				464,880

	Indonesia–1.14%
	Indonesia Treasury Bonds
	9.50% 6/15/15	IDR	5,470,000,000	651,044
	10.50% 8/15/30	IDR	5,470,000,000	656,557
	10.75% 5/15/16	IDR	15,433,000,000	1,939,428
	11.00% 11/15/20	IDR	3,640,000,000	481,445
	12.80% 6/15/21	IDR	3,300,000,000	482,347

				4,210,821

	Norway–1.76%
	Eksportfinans
	3.00% 11/17/14		455,000	469,044
	5.50% 5/25/16		1,085,000	1,234,717
#	Kommunalbanken 144A 2.75% 5/5/15		570,000	580,868
	Norwegian Government
	4.25% 5/19/17	NOK	6,910,000	1,155,785
	4.50% 5/22/19	NOK	9,357,000	1,592,108
	5.00% 5/15/15	NOK	8,730,000	1,495,050

				6,527,572

	Republic of Korea–0.05%
#	Korea Expressway 144A 4.50% 3/23/15		185,000	189,768

				189,768

	Russia–0.18%
	Russian-Eurobond 7.50% 3/31/30		593,400	670,423

				670,423

	Sweden–0.16%
	Svensk Exportkredit 3.25% 9/16/14		555,000	576,339

				576,339

	Total Sovereign Debt (Cost $20,172,960)			20,379,880

	SUPRANATIONAL BANKS–1.81%
	Asian Development Bank 2.75% 5/21/14		775,000	804,407
	European Bank for Reconstruction & Development
	6.75% 5/12/17	RUB	7,000,000	224,283
	9.25% 9/10/12	BRL	620,000	341,613
	European Investment Bank
	6.125% 1/23/17	AUD	180,000	153,702
	9.00% 12/21/18	ZAR	5,100,000	665,278
	Inter-American Development Bank 2.25% 7/15/15		350,000	352,069
	International Bank for Reconstruction & Development
	2.375% 5/26/15		465,000	473,327
	3.375% 4/30/15	NOK	3,520,000	547,084
	5.375% 12/15/14	NZD	1,232,000	866,147
	7.50% 7/30/14	NZD	660,000	497,567
	International Finance 5.75% 3/16/15	AUD	1,774,000	1,518,297
	Nordic Investment Bank 2.50% 7/15/15		250,000	253,549

	Total Supranational Banks (Cost $6,658,711)			6,697,323

	U.S. TREASURY OBLIGATIONS–4.45%
	U.S. Treasury Bond 4.625% 2/15/40		565,000	635,184
¥	U.S. Treasury Inflation Index Note 1.625% 1/15/15		2,157,889	2,280,619

LVIP Delaware Foundation® Funds–34

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	U.S. TREASURY OBLIGATIONS (continued)
	U.S. Treasury Notes
	1.125% 6/15/13	215,000	$215,889
	1.875% 6/30/15	6,790,000	6,817,058
	3.50% 5/15/20	6,225,000	6,515,813

	Total U.S. Treasury Obligations (Cost $16,104,920)		16,464,563

≠	DISCOUNTED COMMERCIAL PAPER–7.81%
	Allianz Finance 0.35% 9/7/10	5,000,000	4,995,784
	ANZ National 0.446% 9/23/10	2,500,000	2,497,090
	BNP Paribas Finance 0.03% 7/1/10	13,945,000	13,945,000
	Procter & Gamble International Finance 0.23% 7/6/10	7,500,000	7,499,750

	Total Discounted Commercial Paper (Cost $28,938,859)		28,937,624

		Number of
		Shares

	SHORT-TERM INVESTMENT–0.39%
	Money Market Mutual Fund–0.39%
	Dreyfus Treasury & Agency Cash Management Fund	1,430,923	1,430,923

	Total Short-Term Investment (Cost $1,430,923)		1,430,923

TOTAL VALUE OF SECURITIES–104.71% (Cost $377,118,418)	$387,916,031
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.71%)	(17,443,473)

NET ASSETS APPLICABLE TO 28,849,170 SHARES OUTSTANDING–100.00%	$370,472,558

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND STANDARD CLASS ($323,420,969 / 25,184,759 Shares)	$12.842

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® CONSERVATIVE ALLOCATION FUND SERVICE CLASS ($47,051,589 / 3,664,411 Shares)	$12.840

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$372,267,060
Undistributed net investment income	12,849,843
Accumulated net realized loss on investments	(25,709,423)
Net unrealized appreciation of investments and foreign currencies	11,065,078

Total net assets	$370,472,558

Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–European Monetary Unit
GBP–British Pound Sterling
HKD–Hong Kong Dollar
IDR–Indonesian Rupiah
ILS–Israeli Shekel
INR–Indian Rupee
JPY–Japanese Yen
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Kroner
NZD–New Zealand Dollar
PLN–Polish Zloty
RUB–Russian Ruble
SEK–Swedish Krona
SGD–Singapore Dollar

LVIP Delaware Foundation® Funds–35

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

TRY–Turkish Lira
USD–United States Dollar
ZAR–South African Rand

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.

@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $1,363,034, which represented 0.37% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $38,298,810, which represented 10.34% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.

†	Non income producing security.

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $28,544,971 which represented 7.71% the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

‡	Non income producing security. Security is currently in default.

f	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.

¥	Fully or partially pledged as collateral for financial futures contracts.

§	Developed Market–countries that are thought to be most developed and therefore less risky than emerging markets.

×	Emerging Market–developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR–American Depositary Receipts
ARM–Adjustable Rate Mortgage
GDR–Global Depositary Receipts
GNMA–Government National Mortgage Association
GSMPS–Goldman Sachs Reperforming Mortgage Securities
MASTR–Mortgage Asset Securitization Transaction, Inc.
NIM–Net Interest Margin
NVDR–Non-Voting Depositary Receipts
PIK–Pay-in-kind
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduit
S.F.–Single Family
TBA–To be announced
yr–Year

1 The following foreign currency exchange contracts and financial futures contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)

AUD	(26,663)	USD	22,690	7/2/10	$263
AUD	(893,154)	USD	770,979	8/3/10	22,629
AUD	(2,523,390)	USD	2,183,212	8/3/10	68,929
AUD	(3,292,447)	USD	2,849,781	8/3/10	91,125
AUD	(2,111,931)	USD	1,821,900	8/3/10	52,368
BRL	(203,619)	USD	112,777	8/2/10	1,217

LVIP Delaware Foundation® Funds–36

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)

BRL	3,887,209	USD	(2,151,195)	8/3/10	$(22,252)
CAD	(35,656)	USD	33,794	7/2/10	299
CAD	(20,666)	USD	19,423	7/6/10	10
CAD	621,117	USD	(595,367)	8/3/10	(12,001)
CAD	(1,234,353)	USD	1,183,175	8/3/10	23,844
CAD	(15,012)	USD	14,374	8/3/10	275
CAD	(518,671)	USD	495,506	8/3/10	8,359
CHF	178,907	USD	(165,471)	7/1/10	517
EUR	318,069	USD	(389,123)	7/1/10	(138)
EUR	(181,908)	USD	221,200	7/2/10	(1,266)
EUR	(52,469)	USD	64,666	8/3/10	488
EUR	(573,626)	USD	709,998	8/3/10	8,361
EUR	(180,806)	USD	224,000	8/3/10	2,846
EUR	(290,066)	USD	357,141	8/3/10	2,344
EUR	(182,724)	USD	224,000	8/3/10	499
EUR	(3,554,113)	USD	4,377,601	8/3/10	30,355
GBP	685	USD	(1,032)	7/1/10	(9)
GBP	(58,575)	USD	88,062	7/2/10	562
GBP	(735,257)	USD	1,102,114	8/3/10	3,813
GBP	(239,734)	USD	359,328	8/3/10	1,222
GBP	(1,259,652)	USD	1,886,247	8/3/10	4,625
HKD	3,569,362	USD	(458,542)	7/2/10	(172)
IDR	(4,633,265,000)	USD	507,199	8/3/10	(1,264)
ILS	(23,918)	USD	6,140	7/1/10	(12)
INR	78,332,880	USD	(1,675,570)	8/3/10	4,390
JPY	(7,747,730)	USD	87,122	7/2/10	(535)
JPY	560,490	USD	(7,000)	7/2/10	(659)
MXN	(94,415)	USD	7,389	8/3/10	114
MYR	(19,863)	USD	6,111	7/1/10	(31)
MYR	6,280,203	USD	(1,938,633)	8/3/10	187
MYR	(2,686,603)	USD	827,513	8/3/10	(1,894)
NOK	(6,982,111)	USD	1,083,000	8/3/10	11,984
NOK	(7,602,431)	USD	1,172,726	8/3/10	6,556
NOK	(7,351,275)	USD	1,129,141	8/3/10	1,497
NOK	(9,635,604)	USD	1,480,712	8/3/10	2,665
NOK	(4,561,113)	USD	706,000	8/3/10	6,351
NOK	779,508	USD	(119,722)	8/3/10	(150)
NZD	(1,974,318)	USD	1,389,920	8/3/10	39,641
PLN	157,779	USD	(46,881)	7/1/10	(372)
RUB	(26,953,020)	USD	866,127	8/3/10	7,075
SEK	(100,163)	USD	12,787	7/2/10	(63)
SGD	(29,031)	USD	20,679	7/2/10	(65)
TRY	(45,322)	USD	28,593	7/1/10	(23)
ZAR	(1,178,266)	USD	153,355	7/1/10	(112)
ZAR	(150,995)	USD	19,851	7/2/10	187
ZAR	(51,258)	USD	6,732	7/6/10	61
ZAR	(5,161,933)	USD	671,864	8/3/10	3,498

					$368,138

LVIP Delaware Foundation® Funds–37

LVIP Delaware Foundation® Conservative Allocation Fund
Statement of Net Assets (continued)

Financial Futures Contracts

Contracts to				Unrealized
Buy (Sell)	Notional Cost	Notional Value	Expiration Date	Appreciation

(18) U.S. Treasury 5 yr Notes	$(2,131,944)	$(2,130,328)	9/30/10	$1,616
40 U.S. Treasury 10 yr Notes	4,819,657	4,901,875	9/30/10	82,218
19 U.S. Ultra Bond	2,536,757	2,580,437	9/21/10	43,680

	$5,224,470			$127,514

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP Delaware Foundation® Funds–38

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–46.17%
	U.S. MARKETS–27.68%
	Aerospace & Defense–0.77%
	Ducommun	550	$9,405
†	Esterline Technologies	475	22,539
	Goodrich	850	56,313
	Honeywell International	1,900	74,157
	Lockheed Martin	800	59,600
	Northrop Grumman	4,470	243,347
	Rockwell Collins	790	41,973
	Triumph Group	380	25,319
	United Technologies	1,740	112,943

			645,596

	Air Freight & Logistics–0.26%
	Expeditors International of Washington	5,600	193,256
†	Hub Group Class A	900	27,009

			220,265

	Airlines–0.09%
†	Alaska Air Group	1,595	71,695

			71,695

	Auto Components–0.04%
	Cooper Tire & Rubber	660	12,870
†	Tenneco	900	18,954

			31,824

	Automobiles–0.05%
†	Ford Motor	4,200	42,336

			42,336

	Beverages–0.19%
	Coca-Cola	490	24,559
	PepsiCo	2,170	132,262

			156,821

	Biotechnology–0.66%
†	Acorda Therapeutics	480	14,933
†	Alkermes	2,050	25,523
†	Amgen	1,600	84,160
†	Celera	2,340	15,327
†	Celgene	710	36,082
†	Gilead Sciences	8,300	284,523
†	Martek Biosciences	705	16,716
†	ONYX Pharmaceuticals	1,010	21,806
†	Regeneron Pharmaceuticals	955	21,316
†	Vertex Pharmaceuticals	970	31,913

			552,299

	Building Products–0.04%
	AAON	750	17,483
†	Gibraltar Industries	1,625	16,413

			33,896

	Capital Markets–0.70%
	Apollo Investment	2,230	20,806
	Ares Capital	1,310	16,414
	Bank of New York Mellon	18,320	452,321
	GFI Group	2,235	12,471
†	optionsXpress Holdings	1,335	21,013
†	Piper Jaffray	525	16,916
†	TD Ameritrade Holding	3,230	49,419

			589,360

	Chemicals–0.38%
	Dow Chemical	2,550	60,486
	duPont (E.I.) deNemours	5,500	190,245
	Koppers Holdings	720	16,186
†	Rockwood Holdings	935	21,215
	Schulman (A.)	805	15,263
†	Spartech	1,655	16,964

			320,359

	Commercial Banks–0.39%
	Boston Private Financial Holdings	3,075	19,772
	City Holding	615	17,146
@	Independent Bank	625	15,425
	Park National	255	16,585
	Prosperity Bancshares	585	20,329
	TCF Financial	1,890	31,393
†	Texas Capital Bancshares	1,025	16,810
	Trustmark	970	20,195
	Univest Corporation of Pennsylvania	445	7,707
	Webster Financial	1,030	18,478
	Wells Fargo	5,740	146,944

			330,784

	Commercial Services & Supplies–0.38%
†	GeoEye	200	6,228
	McGrath RentCorp	460	10,479
†	Metalico	3,780	15,044
†	Mobile Mini	448	7,293
	Republic Services	1,300	38,649
†	Tetra Tech	685	13,433
†	United Stationers	485	26,418
	US Ecology	1,010	14,716
	Waste Management	6,100	190,869

			323,129

	Communications Equipment–0.98%
†	Arris Group	1,595	16,253
†	Cisco Systems	6,810	145,121
†	DG FastChannel	425	13,847
†	Motorola	29,800	194,296

LVIP Delaware Foundation® Funds–39

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Communications Equipment (continued)
†	NETGEAR	970	$17,305
	Plantronics	480	13,728
	QUALCOMM	11,680	383,570
†	Tekelec	1,565	20,721
†	ViaSat	620	20,187

			825,028

	Computers & Peripherals–1.79%
†	Apple	2,760	694,223
†	EMC	5,460	99,918
	Hewlett-Packard	3,190	138,063
	International Business Machines	2,070	255,604
†	NetApp	2,110	78,724
†	Synaptics	810	22,275
†	Teradata	7,100	216,408

			1,505,215

	Construction & Engineering–0.13%
	Fluor	1,140	48,451
	Granite Construction	330	7,781
†	MYR Group	670	11,182
†	Tutor Perini	555	9,146
†	URS	880	34,628

			111,188

	Consumer Finance–0.04%
	Capital One Financial	870	35,061

			35,061

	Containers & Packaging–0.18%
†	Owens-Illinois	2,150	56,868
	Rock-Tenn Class A	600	29,802
	Silgan Holdings	640	18,163
	Temple-Inland	2,050	42,374

			147,207

	Diversified Consumer Services–0.02%
†	Lincoln Educational Services	910	18,737

			18,737

	Diversified Financial Services–1.00%
	Bank of America	11,160	160,369
	CME Group	850	239,318
†	IntercontinentalExchange	2,450	276,924
	JPMorgan Chase	4,370	159,986

			836,597

	Diversified Telecommunication Services–0.63%
	Alaska Communications Systems Group	2,035	17,277
	AT&T	9,360	226,418
	Atlantic Tele-Network	220	9,086
†=	Century Communication	5,000	0
	NTELOS Holdings	1,080	18,576
	Qwest Communications International	11,590	60,848
	Verizon Communications	7,000	196,140

			528,345

	Electric Utilities–0.55%
	American Electric Power	1,850	59,755
	Edison International	5,900	187,148
	Progress Energy	5,200	203,944
	UNITIL	570	11,919

			462,766

	Electrical Equipment–0.07%
	Acuity Brands	580	21,100
	Roper Industries	750	41,970

			63,070

	Electronic Equipment, Instruments & Components–0.07%
†	Anixter International	440	18,744
†	FARO Technologies	970	18,149
†	IPG Photonics	805	12,260
†	Rofin-Sinar Technologies	535	11,139

			60,292

	Energy Equipment & Services–0.46%
†	Bristow Group	595	17,493
†	Key Energy Services	2,115	19,416
	Lufkin Industries	880	34,311
	National Oilwell Varco	6,080	201,066
†	Pioneer Drilling	1,860	10,546
	Schlumberger	1,700	94,078
†	Willbros Group	1,335	9,879

			386,789

	Food & Staples Retailing–0.81%
	Casey’s General Stores	745	26,001
	CVS Caremark	8,210	240,717
	Safeway	8,900	174,974
†	Susser Holdings	2,180	25,702
	Walgreen	6,000	160,200
	Wal-Mart Stores	1,140	54,800

			682,394

	Food Products–0.80%
	Archer-Daniels-Midland	12,300	317,586
	Bunge	2,800	137,732
	J&J Snack Foods	490	20,629
	Kraft Foods Class A	6,900	193,200

			669,147

LVIP Delaware Foundation® Funds–40

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Gas Utilities–0.03%
	EQT	720	$26,021

			26,021

	Health Care Equipment & Supplies–0.21%
†	Align Technology	1,555	23,123
†	Conmed	1,165	21,704
†	CryoLife	2,070	11,157
†	Gen-Probe	900	40,877
†	Merit Medical Systems	1,295	20,811
†	Quidel	1,410	17,893
†	SonoSite	750	20,333
	West Pharmaceutical Services	540	19,705

			175,603

	Health Care Providers & Services–1.39%
†	Air Methods	380	11,305
†	Alliance HealthCare Services	2,369	9,571
†	AMN Healthcare Services	1,770	13,240
	Cardinal Health	6,000	201,660
†	Catalyst Health Solutions	610	21,045
†	Express Scripts	1,960	92,159
†	Medco Health Solutions	5,500	302,940
†	Odyssey HealthCare	605	16,166
†	PharMerica	1,140	16,712
	Quest Diagnostics	3,700	184,149
†	Res-Care	1,080	10,433
†	Sun Healthcare Group	1,955	15,796
	UnitedHealth Group	9,570	271,788

			1,166,964

	Hotels, Restaurants & Leisure–0.47%
†	AFC Enterprises	1,885	17,154
†	Bally Technologies	1,990	64,456
†	Buffalo Wild Wings	565	20,668
†	CEC Entertainment	440	15,514
	CKE Restaurants	1,355	16,978
†	Jack in the Box	1,165	22,659
	McDonald’s	1,580	104,074
†	Shuffle Master	2,170	17,382
	Starbucks	2,270	55,161
†	WMS Industries	1,460	57,305

			391,351

	Household Durables–0.09%
	Jarden	2,680	72,012

			72,012

	Household Products–0.77%
	Colgate-Palmolive	900	70,884
	Kimberly-Clark	3,300	200,079
	Procter & Gamble	6,240	374,275

			645,238

	Independent Power Producers & Energy Traders–0.06%
†=	Calpine	200	0
†	NRG Energy	2,190	46,450

			46,450

	Industrial Conglomerates–0.11%
	General Electric	5,820	83,924
	Otter Tail	610	11,791

			95,715

	Insurance–0.95%
	AFLAC	1,830	78,086
	Allstate	6,500	186,745
	American Equity Investment Life Holding	1,995	20,588
	AmTrust Financial Services	1,090	13,124
	Delphi Financial Group	865	21,115
	First Mercury Financial	990	10,474
@	Harleysville Group	560	17,377
†	ProAssurance	400	22,704
	Prudential Financial	1,640	88,002
	Torchmark	1,380	68,324
	Travelers	5,560	273,829

			800,368

	Internet & Catalog Retail–0.30%
	Expedia	920	17,278
†	priceline.com	1,350	238,329

			255,607

	Internet Software & Services–1.16%
†	Google Class A	960	427,152
†	j2 Global Communications	935	20,420
†	Liquidity Services	1,205	15,617
	NIC	2,205	14,134
†	QuinStreet	1,035	11,913
†	Rackspace Hosting	880	16,139
†	SAVVIS	1,070	15,783
†	ValueClick	1,915	20,471
†	VeriSign	10,600	281,430
†	Vocus	1,165	17,801
†	Yahoo	9,900	136,917

			977,777

	IT Services–0.83%
	iGate	1,795	23,012
	MasterCard Class A	1,350	269,366
†	RightNow Technologies	1,055	16,553
†	TeleTech Holdings	1,120	14,437
	Visa Class A	5,250	371,437

			694,805

LVIP Delaware Foundation® Funds–41

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Life Sciences Tools & Services–0.08%
†	Affymetrix	1,940	$11,446
†	Thermo Fisher Scientific	1,130	55,427

			66,873

	Machinery–0.24%
	Barnes Group	1,025	16,800
	Caterpillar	620	37,243
†	Chart Industries	1,020	15,892
†	Columbus McKinnon	1,165	16,275
	Deere	760	42,317
	ESCO Technologies	360	9,270
†	Kadant	770	13,413
	Lincoln Electric Holdings	1,030	52,520

			203,730

	Media–0.56%
†	Carmike Cinemas	1,110	6,727
	Comcast Class A	11,700	203,228
†	DIRECTV	200	6,784
†	Knology	1,160	12,679
	Meredith	1,695	52,765
	National CineMedia	970	16,160
	Time Warner Cable	1,640	85,411
	Viacom Class B	2,650	83,131

			466,885

	Metals & Mining–0.22%
	AK Steel Holding	2,030	24,198
	Alcoa	6,410	64,485
	Cliffs Natural Resources	750	35,370
	United States Steel	1,540	59,367

			183,420

	Multiline Retail–0.12%
†	Kohl’s	1,250	59,375
	Nordstrom	1,370	44,100

			103,475

	Multi-Utilities–0.07%
	MDU Resources Group	2,160	38,945
	NorthWestern	710	18,602

			57,547

	Office Electronics–0.20%
	Xerox	20,900	168,036

			168,036

	Oil, Gas & Consumable Fuels–2.07%
	Berry Petroleum	830	21,348
†	Carrizo Oil & Gas	915	14,210
	Chevron	4,020	272,796
	ConocoPhillips	5,350	262,632
	EOG Resources	3,770	370,854
	Exxon Mobil	4,370	249,396
	Marathon Oil	6,600	205,194
	Occidental Petroleum	1,450	111,868
	Penn Virginia	655	13,172
†	Rosetta Resources	1,010	20,008
†	Swift Energy	685	18,433
	Williams	9,900	180,972

			1,740,883

	Paper & Forest Products–0.02%
†	KapStone Paper & Packaging Class A	1,780	19,829

			19,829

	Personal Products–0.02%
†	Prestige Brands Holdings	2,080	14,726

			14,726

	Pharmaceuticals–1.78%
	Abbott Laboratories	1,480	69,234
	Allergan	5,500	320,430
	Bristol-Myers Squibb	8,200	204,508
†	Inspire Pharmaceuticals	2,400	11,976
	Johnson & Johnson	3,970	234,468
	Merck	9,770	341,657
	Pfizer	22,208	316,686

			1,498,959

	Professional Services–0.11%
†	CRA International	540	10,168
	Diamond Management & Technology Consultants	1,080	11,135
†	Kforce	1,535	19,571
	Manpower	1,110	47,930

			88,804

	Real Estate Investment Trusts–0.24%
	BioMed Realty Trust	1,355	21,802
	DuPont Fabros Technology	845	20,753
	EastGroup Properties	590	20,992
	Entertainment Properties Trust	585	22,271
	Home Properties	515	23,211
	Host Hotels & Resorts	3,502	47,207
	Sovran Self Storage	635	21,863
	Tanger Factory Outlet Centers	625	25,863

			203,962

	Road & Rail–0.18%
	Norfolk Southern	1,390	73,740
	Union Pacific	1,090	75,765

			149,505

	Semiconductors & Semiconductor Equipment–0.55%
†	Amkor Technology	2,885	15,896
†	Applied Micro Circuits	1,580	16,558

LVIP Delaware Foundation® Funds–42

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	U.S. MARKETS (continued)

	Semiconductors & Semiconductor Equipment (continued)
†	Atheros Communications	725	$19,967
	Intel	15,090	293,500
†	IXYS	2,025	17,901
†	MEMC Electronic Materials	6,300	62,244
†	ON Semiconductor	3,480	22,202
†	Semtech	970	15,879

			464,147

	Software–1.31%
†	Adobe Systems	6,300	166,509
†	Intuit	8,900	309,453
†	JDA Software Group	870	19,123
†	Lawson Software	3,100	22,630
†	McAfee	1,350	41,472
	Microsoft	8,430	193,974
†	Nuance Communications	2,160	32,292
†	Progress Software	880	26,426
	Quality Systems	440	25,516
†	Radiant Systems	1,385	20,027
†	SolarWinds	905	14,516
†	SS&C Technologies Holdings	525	8,416
†	Symantec	15,930	221,108

			1,101,462

	Specialty Retail–1.04%
	Big 5 Sporting Goods	975	12,812
†	Citi Trends	695	22,893
†	Collective Brands	1,085	17,143
†	DSW Class A	810	18,193
	Guess	2,040	63,730
†	Gymboree	540	23,063
†	Jo-Ann Stores	605	22,694
†	Jos. A. Bank Clothiers	275	14,847
	Lowe’s	16,600	338,972
	Staples	11,300	215,265
	Tractor Supply	385	23,473
†	Ulta Salon Cosmetics & Fragrance	1,105	26,144
†	Urban Outfitters	2,180	74,970

			874,199

	Textiles, Apparel & Luxury Goods–0.52%
†	G-III Apparel Group	1,025	23,462
†	Iconix Brand Group	1,415	20,334
	Jones Apparel Group	1,205	19,099
	NIKE Class B	3,800	256,689
†	Perry Ellis International	960	19,392
	Phillips-Van Heusen	1,710	79,122
†	Steven Madden	605	19,070

			437,168

	Thrifts & Mortgage Finance–0.07%
	Dime Community Bancshares	1,875	23,120
	Flushing Financial	1,410	17,244
	Provident Financial Services	1,505	17,593

			57,957

	Trading Companies & Distributors–0.04%
	Applied Industrial Technologies	900	22,788
†	Titan Machinery	905	11,883

			34,671

	Wireless Telecommunication Services–0.39%
†	Crown Castle International	8,700	324,163

			324,163

	Total U.S. Markets (Cost $22,743,352)		23,258,512

§	DEVELOPED MARKETS–11.48%
	Aerospace & Defense–0.20%
±	Finmeccanica	16,551	171,589

			171,589

	Air Freight & Logistics–0.22%
±	Deutsche Post	12,640	184,768

			184,768

	Airlines–0.27%
±	Singapore Airlines	21,679	224,761

			224,761

	Auto Components–0.18%
	Autoliv	3,200	153,120

			153,120

	Automobiles–0.50%
±	Bayerische Motoren Werke	4,612	224,501
±	Toyota Motor	5,700	195,900

			420,401

	Beverages–0.25%
±	Coca-Cola Amatil	20,632	206,485

			206,485

	Building Products–0.47%
±	Asahi Glass	26,000	244,204
±	Cie de Saint-Gobain	3,968	147,877

			392,081

	Capital Markets–0.26%
±	UniCredito	97,518	215,731

			215,731

LVIP Delaware Foundation® Funds–43

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	DEVELOPED MARKETS (continued)
	Chemicals–0.32%
	Agrium	1,600	$78,304
	Syngenta ADR	4,100	187,985

			266,289

	Commercial Banks–0.90%
±	Banco Santander	20,604	216,076
±	Mitsubishi UFJ Financial Group	42,400	192,580
±	Nordea Bank	18,748	154,646
±†	Standard Chartered	8,032	195,604

			758,906

	Communications Equipment–0.17%
±	Nokia	17,037	138,877

			138,877

	Construction Materials–0.21%
±	Lafarge	3,211	175,102

			175,102

	Containers & Packaging–0.24%
±†	Rexam	44,956	202,329

			202,329

	Diversified Telecommunication Services–0.43%
±	Telstra	37,047	100,933
	TELUS	6,912	260,832

			361,765

	Electrical Equipment–0.23%
±	Alstom	4,287	194,120

			194,120

	Electronic Equipment, Instruments & Components–0.26%
±	Koninklijke Philips Electronics	7,220	215,621

			215,621

	Energy Equipment & Services–0.04%
†	Nabors Industries	1,900	33,478

			33,478

	Food & Staples Retailing–0.21%
±	Metro	3,456	176,576

			176,576

	Food Products–0.75%
±	Chaoda Modern Agriculture Holdings	270,000	263,302
±	Greggs	21,906	149,540
±	Parmalat	93,679	217,758

			630,600

	Hotels, Restaurants & Leisure–0.10%
±	Round One	15,800	86,897

			86,897

	Household Durables–0.21%
±	Techtronic Industries	226,500	176,477

			176,477

	Industrial Conglomerates–0.28%
±	Tianjin Development Holdings	36,000	21,894
±†	Tomkins	62,447	209,698

			231,592

	Insurance–0.26%
	Alterra Capital Holdings	900	16,902
	Aspen Insurance Holdings	1,350	33,399
±	AXA	10,752	164,273

			214,574

	IT Services–0.59%
	Accenture Class A	1,150	44,448
†	CGI Group Class A	30,221	449,694

			494,142

	Machinery–0.23%
±	Vallourec	1,124	193,807

			193,807

	Media–0.68%
±	Publicis Groupe	4,767	190,170
±	Teleperformance	7,061	176,393
±@†	Tom Group	202,000	15,957
±	Vivendi	9,331	189,641

			572,161

	Metals & Mining–0.18%
	Alumina ADR	4,200	21,126
†	Anglo American ADR	1,500	26,375
±	ArcelorMittal	3,795	101,796

			149,297

	Multiline Retail–0.44%
±	Don Quijote	7,700	206,506
±	PPR	1,295	160,882

			367,388

	Multi-Utilities–0.19%
±	National Grid	22,291	162,746

			162,746

	Oil, Gas & Consumable Fuels–0.45%
±	CNOOC	149,000	253,244
	CNOOC ADR	100	17,017
	Noble	990	30,601
±	Total	1,754	78,303

			379,165

LVIP Delaware Foundation® Funds–44

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	DEVELOPED MARKETS (continued)
	Pharmaceuticals–0.92%
±†	AstraZeneca	2,076	$97,871
†	Eurand	2,220	21,512
±	Novartis	4,193	203,206
	Novo Nordisk ADR	3,400	275,468
±	Sanofi-Aventis	2,951	177,745

			775,802

	Real Estate Management & Development–0.02%
±	Franshion Properties China	64,000	17,595

			17,595

	Specialty Retail–0.09%
±	Esprit Holdings	14,282	76,711

			76,711

	Textiles, Apparel & Luxury Goods–0.20%
±	Yue Yuen Industrial Holdings	55,000	170,707

			170,707

	Trading Companies & Distributors–0.24%
±	ITOCHU	26,114	204,203

			204,203

	Wireless Telecommunication Services–0.29%
	China Mobile ADR	2,800	138,348
±	Vodafone Group	51,564	106,226

			244,574

	Total Developed Markets (Cost $9,366,424)		9,640,437

×	EMERGING MARKETS–7.01%
	Automobiles–0.03%
±	Oriental Holdings	12,700	24,208

			24,208

	Beverages–0.15%
	Fomento Economico Mexicano ADR	900	38,835
±	Lotte Chilsung Beverage	105	68,069
±	Tsingtao Brewery Class H	3,305	15,439

			122,343

	Chemicals–0.08%
†	Braskem ADR	3,300	46,695
±	Israel Chemicals	2,300	23,958

			70,653

	Commercial Banks–0.83%
±	ABSA Group	1,588	25,007
±	Akbank	5,088	24,368
	Banco Bradesco ADR	2,740	43,456
	Banco Santander Brasil ADR	8,200	84,706
±	Bangkok Bank	7,908	30,225
±	Bank of China Class H	113,000	57,007
±	China Construction Bank Class H	68,250	54,940
	Creditcorp	400	36,356
±	Hong Leong Bank	10,300	27,221
±	Industrial & Commercial Bank of China Class H	77,900	56,620
±	Malayan Banking	24,792	57,699
±†	OTP Bank	847	17,078
@	Sberbank	38,748	94,545
±	Standard Bank Group	3,850	51,047
±	Turkiye Is Bankasi	6,402	19,811
	VTB Bank GDR	3,800	18,586

			698,672

	Communications Equipment–0.03%
±†	Foxconn International Holdings	35,000	22,658

			22,658

	Computers & Peripherals–0.30%
±	HTC	19,000	251,200

			251,200

	Construction & Engineering–0.04%
†	Empresas ADR	3,300	30,954

			30,954

	Construction Materials–0.13%
	Cemex ADR	8,900	86,063
±	Siam Cement NVDR	2,500	20,024

			106,087

	Diversified Financial Services–0.21%
±	Fubon Financial Holding	37,000	40,916
	KB Financial Group ADR	3,278	124,203
±	Yazicilar Holding Class A	2,621	15,378

			180,497

	Diversified Telecommunication Services–0.38%
	Chunghwa Telecom ADR	12,044	237,146
	KT ADR	4,100	78,597

			315,743

	Electric Utilities–0.22%
	Centrais Eletricas Brasileiras ADR	9,700	129,592
	Light	2,600	30,321
±	Polska Grupa Energetyczna	3,758	23,141

			183,054

	Electronic Equipment, Instruments & Components–0.08%
±	Hon Hai Precision Industry	12,000	41,875
	LG Display ADR	1,700	27,370

			69,245

LVIP Delaware Foundation® Funds–45

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Food & Staples Retailing–0.03%
	Wal-Mart de Mexico Series V	11,173	$24,753

			24,753

	Food Products–0.21%
	Brazil Foods ADR	4,400	58,344
@	Cresud ADR	4,500	54,630
±	Lotte Confectionery	44	45,881
±	Tingyi Cayman Islands Holding	6,446	15,804

			174,659

	Household Durables–0.09%
±	LG Electronics	483	36,691
±	Turk Sise ve Cam Fabrikalari	38,767	42,334

			79,025

	Independent Power Producers & Energy Traders–0.17%
±	Datang International Power Generation	76,527	30,867
±	Huadian Power International	126,000	30,492
	Huaneng Power International	3,400	80,002

			141,361

	Industrial Conglomerates–0.05%
±	Fosun International	57,842	40,390

			40,390

	Insurance–0.18%
±	Cathay Financial	22,000	32,402
±	Powszechny Zaklad Ubezpieczen	729	75,217
±	Samsung Life Insurance	560	47,382

			155,001

	Internet Software & Services–0.52%
†	AsiaInfo Holdings	2,400	52,464
±	MediaTek	1,000	13,896
†	Shanda Interactive Entertainment ADR	2,400	95,208
†	Sina	900	31,734
†	Sohu.com	5,900	242,431

			435,733

	IT Services–0.03%
†	Shanda Games ADR	5,000	29,050

			29,050

	Machinery–0.08%
†	Hollysys Automation Technologies	3,300	29,733
±	United Tractors	16,528	33,895

			63,628

	Media–0.10%
†	Focus Media Holding ADR	2,100	32,613
	Grupo Televisa ADR	2,800	48,748

			81,361

	Metals & Mining–0.68%
±†	Anglo Platinum	370	34,901
±	ArcelorMittal South Africa	4,936	48,605
	Cia de Minas Buenaventura ADR	1,000	38,440
±†	Impala Platinum Holdings	1,275	29,670
	MMC Norilsk Nickel ADR	1,933	28,501
	POSCO ADR	600	56,592
	Vale ADR	13,800	336,029

			572,738

	Oil, Gas & Consumable Fuels–0.93%
	China Petroleum & Chemical ADR	200	16,102
	Gazprom ADR	5,800	110,954
	LUKOIL ADR	700	36,050
	PetroChina ADR	600	65,838
	Petroleo Brasileiro SA ADR	2,900	99,528
	Petroleo Brasileiro SP ADR	5,600	166,880
±†	Polski Koncern Naftowy Orlen	2,739	28,372
	PTT	4,958	37,656
@	PTT Exploration & Production	4,000	17,722
†#	Reliance Industries GDR 144A	1,700	79,390
	Rosneft Oil GDR	8,200	50,020
	Sasol ADR	1,400	49,378
±	Tambang Batubara Bukit Asam	14,500	27,364

			785,254

	Paper & Forest Products–0.04%
†	Fibria Celulose ADR	2,531	37,459

			37,459

	Pharmaceuticals–0.03%
†	Hypermarcas	2,100	26,934

			26,934

	Professional Services–0.04%
	Santos Brasil Participacoes	4,000	33,241

			33,241

	Real Estate Management & Development–0.17%
	Cyrela Brazil Realty	3,121	33,959
@	IRSA Inversiones y Representaciones ADR	1,900	19,836
±	KLCC Property Holdings	28,900	27,369
±	Shanghai Forte Land	84,000	22,048
±†	UEM Land Holdings	85,100	38,080

			141,292

LVIP Delaware Foundation® Funds–46

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Road & Rail–0.08%
	All America Latina Logistica	3,000	$23,452
	Guangshen Railway	2,400	41,376

			64,828

	Semiconductors & Semiconductor Equipment–0.39%
±	Samsung Electronics	239	149,747
±	Taiwan Semiconductor Manufacturing	26,204	48,759
	Taiwan Semiconductor Manufacturing ADR	5,700	55,632
±	United Microelectronics	165,000	72,297

			326,435

	Tobacco–0.02%
±	KT&G	397	19,496

			19,496

	Wireless Telecommunication Services–0.69%
	America Movil ADR	700	33,250
	China Unicom Hong Kong ADR	5,700	75,810
±	LG Telecom	7,470	46,533
±	MTN Group	5,148	67,454
	SK Telecom ADR	9,700	142,881
	Turkcell Iletisim Hizmet ADR	3,800	49,324
	Vivo Participacoes ADR	1,600	41,472
±	Vodacom Group	16,721	127,140

			583,864

	Total Emerging Markets (Cost $5,794,613)		5,891,816

	Total Common Stock (Cost $37,904,389)		38,790,765

	CONVERTIBLE PREFERRED STOCK–0.00%
	Merck 6.00% exercise price $57.43, expiration date 8/13/10	3	750

Total Convertible Preferred Stock (Cost $780)		750

	EXCHANGE-TRADED FUNDS–8.09%
	iShares MSCI EAFE Growth Index Fund	75,520	3,630,246
	iShares MSCI EAFE Index Fund	49,300	2,292,943
	Vanguard Europe Pacific	29,900	874,276

	Total Exchange-Traded Funds (Cost $6,909,138)		6,797,465

	PREFERRED STOCK–0.15%
•	PNC Financial Services 8.25%	125,000	129,566

	Total Preferred Stock (Cost $124,983)		129,566

		Principal
		Amount

	AGENCY ASSET-BACKED SECURITIES–0.00%
•	Fannie Mae Whole Loan
	Series 2002-W11 AV1 0.687% 11/25/32	1,177	1,050

Total Agency Asset-Backed Securities (Cost $1,177)		1,050

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.50%
	Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41	10,315	11,084
	Fannie Mae REMICs
	Series 1996-46 ZA 7.50% 11/25/26	10,544	11,711
	Series 2003-122 AJ 4.50% 2/25/28	8,751	9,038
	Fannie Mae Whole Loan
	Series 2004-W9 2A1 6.50% 2/25/44	18,173	20,129
	Series 2004-W11 1A2 6.50% 5/25/44	18,281	20,020
	Freddie Mac REMICs
	Series 1730 Z 7.00% 5/15/24	9,011	10,172
	Series 2326 ZQ 6.50% 6/15/31	42,234	47,137
	Series 2557 WE 5.00% 1/15/18	25,000	27,286
	Series 2662 MA 4.50% 10/15/31	15,043	15,765
	Series 2694 QG 4.50% 1/15/29	30,000	31,472
	Series 2872 GC 5.00% 11/15/29	40,000	42,235
	Series 3022 MB 5.00% 12/15/28	27,767	28,786
	Series 3173 PE 6.00% 4/15/35	95,000	104,520
	Series 3337 PB 5.50% 7/15/30	20,000	20,765
◆	Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	19,515	21,670

	Total Agency Collateralized Mortgage Obligations (Cost $395,982)		421,790

	AGENCY MORTGAGE-BACKED SECURITIES–6.64%
	Fannie Mae 6.50% 8/1/17	10,227	11,111
•	Fannie Mae ARM
	4.95% 3/1/38	15,822	16,758
	5.148% 11/1/35	8,313	8,825
	5.34% 4/1/36	8,836	9,275
	5.915% 8/1/37	23,878	25,739

LVIP Delaware Foundation® Funds–47

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)
	Fannie Mae Relocation 30 yr 5.00% 11/1/34	18,632	$19,585
	Fannie Mae S.F. 15 yr
	4.00% 7/1/24	128,910	134,265
	4.00% 7/1/25	400,000	415,500
	4.50% 6/1/23	50,378	53,296
	4.50% 7/1/25	250,000	263,711
	5.00% 5/1/21	24,012	25,826
	5.50% 4/1/23	26,416	28,576
	Fannie Mae S.F. 15 yr TBA 5.50% 7/1/25	310,000	334,848
	Fannie Mae S.F. 30 yr
	4.00% 7/1/40	690,000	698,733
	4.50% 7/1/40	95,000	98,459
	5.00% 12/1/36	60,010	63,697
	5.00% 12/1/36	17,276	18,338
	5.00% 12/1/37	10,852	11,499
	5.00% 1/1/38	16,482	17,466
	5.00% 2/1/38	6,256	6,629
	5.50% 4/1/37	91,411	98,254
	6.00% 9/7/36	198,832	216,398
	6.00% 7/1/40	730,000	791,708
	6.50% 2/1/36	35,545	39,433
	7.50% 6/1/31	13,947	15,898
	7.50% 1/15/32	3,096	3,528
	Fannie Mae S.F. 30 yr TBA 5.00% 7/1/40	880,000	931,014
•	Freddie Mac ARM
	3.417% 4/1/34	3,320	3,453
	5.68% 7/1/36	9,770	10,276
	5.791% 10/1/36	19,208	20,531
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14	19,282	19,781
	5.00% 6/1/18	9,616	10,334
	Freddie Mac S.F. 30 yr
	5.00% 7/1/39	205,000	216,819
	7.00% 11/1/33	7,065	8,037
	Freddie Mac S.F. 30 yr TBA
	5.50% 7/1/40	250,000	268,242
	6.00% 7/1/40	425,000	461,258
	6.50% 7/1/40	185,000	202,777

	Total Agency Mortgage-Backed Securities (Cost $5,516,993)		5,579,877

	COMMERCIAL MORTGAGE-BACKED SECURITIES–1.58%
	Bank of America Commercial Mortgage Securities
	•Series 2004-3 A5 5.595% 6/10/39	15,000	15,903
	•Series 2005-1 A5 5.313% 11/10/42	30,000	31,802
	Series 2006-4 A4 5.634% 7/10/46	10,000	10,277
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A4 5.405% 12/11/40	50,000	52,558
	•Series 2005-T20 A4A 5.297% 10/12/42	55,000	58,796
	Series 2007-PW15 A4 5.331% 2/11/44	25,000	24,494
◆	Commercial Mortgage Pass Through Certificates
	#Series 2001-J1A A2 144A 6.457% 2/14/34	10,360	10,446
	Series 2005-C6 A5A 5.116% 6/10/44	115,000	120,827
	Series 2006-C7 A2 5.69% 6/10/46	25,000	25,435
•	Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	15,000	15,799
	First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	10,000	10,129
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A3 4.602% 8/10/38	10,220	10,293
	Series 2004-GG2 A6 5.396% 8/10/38	20,000	21,096
	Series 2005-GG4 A4 4.761% 7/10/39	200,000	203,138
	Series 2005-GG4 A4A 4.751% 7/10/39	20,000	20,691
	Series 2006-GG6 A4 5.553% 4/10/38	20,000	20,578
	Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/1/37	40,000	41,088
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37	35,000	36,652
	Series 2005-LDP4 A4 4.918% 10/1/42	35,000	36,600
	•Series 2005-LDP5 A4 5.36% 12/15/44	35,000	37,229
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2002-C1 A4 6.462% 3/15/31	55,000	58,326
	Series 2004-C1 A4 4.568% 1/15/31	60,000	61,417

LVIP Delaware Foundation® Funds–48

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•	Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.838% 5/12/39	35,000	$37,529
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	15,333	15,460
	Morgan Stanley Capital I
	Series 2007-IQ14 A4 5.692% 4/11/49	25,000	24,115
	•Series 2007-T27 A4 5.802% 6/11/42	85,000	89,045
	Morgan Stanley Dean Witter Capital I Series 2003-TOP9 A2 4.74% 11/13/36	75,000	78,732
#	OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	100,430
	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C20 A5 5.087% 7/15/42	15,000	15,407
	Series 2006-C28 A2 5.50% 10/15/48	40,000	40,922

	Total Commercial Mortgage-Backed Securities (Cost $1,220,446)		$1,325,214

	CONVERTIBLE BONDS–0.88%
	Aerospace & Defense–0.04%
	L-3 Communications Holdings
	3.00% exercise price $98.94, expiration date 8/1/35	30,000	30,150
	#144A 3.00% exercise price $98.94, expiration date 8/1/35	4,000	4,020

			34,170

	Biotechnology–0.05%
	Amgen 0.375% exercise price $79.48, expiration date 2/1/13	39,000	38,708

			38,708

	Capital Markets–0.02%
	Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	22,000	20,735

			20,735

	Commecial Banks–0.01%
#	SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	10,000	10,175

			10,175

	Computers & Peripherals–0.01%
	SanDisk 1.00% exercise price $82.35, expiration date 5/15/13	12,000	10,725

			10,725

	Diversified Telecommunication Services–0.04%
	Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	32,000	30,800

			30,800

	Energy Equipment & Services–0.10%
	Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	24,000	19,350
	Transocean
	1.50% exercise price $168.61, expiration date 12/15/37	65,000	58,012
	1.625% exercise price $168.61, expiration date 12/15/37	10,000	9,738

			87,100

	Health Care Equipment & Supplies–0.13%
f	Hologic 2.00% exercise price $38.59, expiration date 12/15/37	52,000	44,525
	Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	63,000	63,472

			107,997

	Health Care Providers & Services–0.03%
	LifePoint Hospitals 3.25% exercise price $61.22, expiration date 8/15/25	30,000	28,238

			28,238

	Internet Software & Services–0.02%
	VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	19,000	17,266

			17,266

	IT Services–0.01%
	Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	5,000	4,675

			4,675

	Oil, Gas & Consumable Fuels–0.05%
	Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	52,000	37,765

			37,765

	Paper & Forest Products–0.10%
	Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	63,000	65,441

LVIP Delaware Foundation® Funds–49

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CONVERTIBLE BONDS (continued)

	Paper & Forest Products (continued)
#	Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13	21,000	$21,604

			87,045

	Real Estate Investment Trusts–0.13%
#	Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	10,000	14,331
	Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	22,000	23,540
#	Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	25,000	25,123
	National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	45,000	47,193

			110,187

	Semiconductors & Semiconductor Equipment–0.06%
	Intel 2.95% exercise price $31.14, expiration date 12/15/35	20,000	19,100
	Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27	33,000	32,464

			51,564

	Wireless Telecommunication Services–0.08%
	Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	45,000	37,913
	NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	15,000	14,231
	SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	9,000	11,543

			63,687

	Total Convertible Bonds (Cost $697,804)		740,837

	CORPORATE BONDS–20.81%
	Aerospace & Defense–0.41%
#	BAE Systems Holdings 144A 4.95% 6/1/14	15,000	16,287
	L-3 Communications
	4.75% 7/15/20	145,000	146,405
	5.875% 1/15/15	15,000	14,888
	6.125% 7/15/13	10,000	10,125
#	Meccanica Holdings 144A 6.25% 7/15/19	100,000	106,906
	United Technologies 4.50% 4/15/20	45,000	48,782

			343,393

	Airlines–0.04%
#	United Air Lines 144A 12.00% 11/1/13	30,000	31,350

			31,350

	Auto Components–0.12%
#	Allison Transmission 144A 11.00% 11/1/15	39,000	41,048
	America Axle & Manufacturing 7.875% 3/1/17	15,000	13,088
	ArvinMeritor 8.125% 9/15/15	45,000	43,424

			97,560

	Automobiles–0.08%
	Ford Motor 7.45% 7/16/31	75,000	68,063

			68,063

	Beverages–0.28%
#	Anheuser-Busch InBev Worldwide 144A
	3.625% 4/15/15	195,000	199,806
	5.00% 4/15/20	30,000	31,427

			231,233

	Building Products–0.05%
#	Ply Gem Industries 144A 13.125% 7/15/14	40,000	40,700

			40,700

	Capital Markets–0.49%
	Bank of New York Mellon 4.95% 3/15/15	45,000	48,680
	E Trade Financial PIK 12.50% 11/30/17	42,000	44,835
	Goldman Sachs Group 5.375% 3/15/20	123,000	121,765
	Jefferies Group
	6.25% 1/15/36	35,000	31,421
	6.45% 6/8/27	55,000	51,946
	Lazard Group
	6.85% 6/15/17	27,000	27,380
	7.125% 5/15/15	48,000	50,605
	Nuveen Investments 10.50% 11/15/15	41,000	35,875

			412,507

	Chemicals–0.41%
	CF Industries 7.125% 5/1/20	30,000	30,825
	Cytec Industries 8.95% 7/1/17	90,000	110,111
	Dow Chemical 8.55% 5/15/19	100,000	122,609

LVIP Delaware Foundation® Funds–50

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	CORPORATE BONDS (continued)

	Chemicals (continued)
	Hexion U.S. Finance/Nova Scotia
	8.875% 2/1/18		25,000	$22,688
	9.75% 11/15/14		31,000	29,450
#	MacDermid 144A 9.50% 4/15/17		32,000	32,160

				347,843

	Commercial Banks–1.64%
	BB&T 5.25% 11/1/19		132,000	136,591
•	BB&T Capital Trust IV 6.82% 6/12/57		50,000	45,688
	JPMorgan Chase Bank
	6.00% 10/1/17		250,000	272,643
	7.00% 6/28/17	RUB	2,000,000	60,526
	PNC Funding
	5.125% 2/8/20		70,000	72,925
	5.25% 11/15/15		30,000	31,974
	5.625% 2/1/17		38,000	40,483
•#	PNC Preferred Funding Trust II 144A 6.113% 3/29/49		100,000	73,376
•#	Rabobank Nederland 144A 11.00% 12/29/49		110,000	136,232
	Regions Financial
	5.75% 6/15/15		35,000	34,816
	7.75% 11/10/14		75,000	79,193
•	USB Capital IX 6.189% 4/15/49		145,000	106,039
	Wachovia 5.25% 8/1/14		225,000	238,490
	Zions Bancorporation
	5.65% 5/15/14		35,000	33,051
	7.75% 9/23/14		15,000	15,298

				1,377,325

	Commercial Services & Supplies–0.59%
	Allied Waste North America
	6.875% 6/1/17		75,000	81,862
	7.125% 5/15/16		70,000	75,165
	ARAMARK 8.50% 2/1/15		44,000	44,660
#	Brambles USA 144A
	3.95% 4/1/15		100,000	101,659
	5.35% 4/1/20		30,000	31,210
	Casella Waste Systems
	9.75% 2/1/13		13,000	13,065
	#144A 11.00% 7/15/14		25,000	27,125
	Corrections Corporation of America 7.75% 6/1/17		21,000	21,893
	FTI Consulting 7.75% 10/1/16		6,000	6,090
	Global Cash Access/Finance 8.75% 3/15/12		12,000	12,075
	Interface
	9.50% 2/1/14		8,000	8,250
	11.375% 11/1/13		13,000	14,625
	International Lease Finance 6.625% 11/15/13		45,000	41,963
	Iron Mountain 6.625% 1/1/16		6,000	5,925
	Mobile Mini 6.875% 5/1/15		13,000	12,123

				497,690

	Communications Equipment–0.25%
	Cisco Systems 4.45% 1/15/20		195,000	206,246

				206,246

	Consumer Finance–0.21%
	Ford Motor Credit 12.00% 5/15/15		155,000	179,597

				179,597

	Containers & Packaging–0.17%
#	BWAY Holding 144A 10.00% 6/15/18		15,000	15,713
	Intertape Polymer 8.50% 8/1/14		15,000	12,225
#	Plastipak Holdings 144A 10.625% 8/15/19		25,000	27,875
	Pregis 13.375% 10/15/13		50,000	49,687
	Smurfit Kappa Funding 7.75% 4/1/15		20,000	19,850
	Solo Cup 8.50% 2/15/14		20,000	18,050

				143,400

	Diversified Consumer Services–0.10%
	Yale University 2.90% 10/15/14		80,000	83,068

				83,068

	Diversified Financial Services–0.86%
	AMH Holdings 11.25% 3/1/14		15,000	15,375
•	Bear Stearns 5.267% 12/7/12	AUD	140,000	115,309
	Capital One Capital V 10.25% 8/15/39		25,000	26,531
	City National Capital Trust I 9.625% 2/1/40		90,000	94,951
#	ERAC USA Finance 144A 5.25% 10/1/20		35,000	35,438
	General Electric Capital 6.00% 8/7/19		260,000	281,965
	Korea Development Bank 8.00% 1/23/14		100,000	113,919
	Rentenbank 6.00% 7/15/14	AUD	42,000	35,948

				719,436

	Diversified Telecommunication Services–1.22%
	AT&T
	6.50% 9/1/37		115,000	127,980
	6.70% 11/15/13		45,000	51,973
	Cincinnati Bell 7.00% 2/15/15		11,000	10,368
#	Clearwire Communications Finance 144A 12.00% 12/1/15		73,000	72,791
#	GCI 144A 8.625% 11/15/19		15,000	15,038

LVIP Delaware Foundation® Funds–51

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)

	Diversified Telecommunication Services (continued)
#	Global Crossing 144A 12.00% 9/15/15	35,000	$37,275
	Hughes Network Systems/Finance 9.50% 4/15/14	30,000	30,525
#	Level 3 Financing 144A 10.00% 2/1/18	30,000	26,700
	PAETEC Holding
	8.875% 6/30/17	10,000	10,050
	9.50% 7/15/15	25,000	24,438
	Qwest 8.375% 5/1/16	80,000	87,800
	#144A 8.375% 5/1/16	35,000	38,413
	Telecom Italia Capital 5.25% 10/1/15	140,000	141,454
	6.175% 6/18/14	40,000	41,854
	Telefonica Emisiones 3.729% 4/27/15	75,000	74,863
	Telesat Canada
	11.00% 11/1/15	36,000	39,060
	12.50% 11/1/17	11,000	12,375
	Verizon Communications 6.40% 2/15/38	110,000	121,639
#	Wind Acquisition Finance 144A 11.75% 7/15/17	50,000	51,500
	Windstream 8.125% 8/1/13	10,000	10,388

			1,026,484

	Electric Utilities–1.28%
#	American Transmission Systems 144A 5.25% 1/15/22	85,000	89,292
	Appalachian Power 3.40% 5/24/15	35,000	35,599
#	Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	100,000	108,875
	Duke Energy Carolinas 4.30% 6/15/20	210,000	222,225
	Edison Mission Energy
	7.00% 5/15/17	5,000	3,225
	7.20% 5/15/19	13,000	8,060
	Florida Power 5.65% 6/15/18	60,000	68,305
	Illinois Power 9.75% 11/15/18	155,000	203,808
	Jersey Central Power & Light 5.625% 5/1/16	25,000	27,062
	Mirant North America 7.375% 12/31/13	4,000	4,110
	PacifiCorp 5.50% 1/15/19	80,000	90,271
	Pennsylvania Electric 5.20% 4/1/20	90,000	93,992
	PPL Electric Utilities 7.125% 11/30/13	10,000	11,690
	Public Service Company of Oklahoma 5.15% 12/1/19	75,000	79,125
•	Puget Sound Energy 6.974% 6/1/67	30,000	27,572

			1,073,211

	Electronic Equipment, Instruments & Components–0.06%
	Jabil Circuit 7.75% 7/15/16	10,000	10,500
	Sanmina-SCI 8.125% 3/1/16	42,000	41,580

			52,080

	Energy Equipment & Services–0.43%
	Complete Production Services 8.00% 12/15/16	31,000	30,458
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	43,000	39,775
#	Hercules Offshore 144A 10.50% 10/15/17	30,000	26,775
	Key Energy Services 8.375% 12/1/14	44,000	43,945
	Pride International 8.50% 6/15/19	70,000	72,975
	Transocean 6.80% 3/15/38	30,000	27,114
	Weatherford International 9.625% 3/1/19	100,000	120,603

			361,645

	Food & Staples Retailing–0.46%
#◆	CVS Pass Through Trust 144A 8.353% 7/10/31	142,785	173,578
	Ingles Markets 8.875% 5/15/17	18,000	18,405
	New Albertsons 7.25% 5/1/13	5,000	5,113
	Rite Aid 9.375% 12/15/15	15,000	12,338
	Supervalu 8.00% 5/1/16	19,000	18,905
#	Tops Markets 144A 10.125% 10/15/15	15,000	15,525
	Wal-Mart Stores 3.625% 7/8/20	140,000	139,871

			383,735

	Food Products–0.35%
#	Dole Food 144A 8.00% 10/1/16	25,000	25,188
	General Mills 5.65% 2/15/19	70,000	79,677
	JBS USA Finance 11.625% 5/1/14	18,000	20,273
	Kraft Foods 5.375% 2/10/20	70,000	75,150
	Smithfield Foods 7.75% 7/1/17	31,000	29,760
	#144A 10.00% 7/15/14	10,000	11,125
	Tyson Foods 10.50% 3/1/14	15,000	17,550
#	Viskase 144A 9.875% 1/15/18	35,000	35,350

			294,073

	Gas Utilities–0.15%
	AmeriGas Partners 7.125% 5/20/16	5,000	5,000

LVIP Delaware Foundation® Funds–52

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)

	Gas Utilities (continued)
	Inergy Finance
	8.25% 3/1/16	7,000	$7,123
	8.75% 3/1/15	5,000	5,113
#	Semco Energy 144A 5.15% 4/21/20	105,000	112,689

			129,925

	Health Care Equipment & Supplies–1.23%
	Accellent 10.50% 12/1/13	25,000	24,750
	Bausch & Lomb 9.875% 11/1/15	20,000	20,650
	Baxter International 4.50% 8/15/19	125,000	133,917
	Biomet 11.625% 10/15/17	8,000	8,700
	PIK 10.375% 10/15/17	15,000	16,200
	CareFusion 6.375% 8/1/19	50,000	57,217
	#144A 6.375% 8/1/19	115,000	131,599
	Covidien International Finance 4.20% 6/15/20	160,000	164,080
	Hospira 6.40% 5/15/15	150,000	170,600
	Inverness Medical Innovations 9.00% 5/15/16	29,000	29,145
	Novartis Capital 4.40% 4/24/20	55,000	59,416
	Novartis Securities Investment 5.125% 2/10/19	25,000	28,035
	Teva Pharmaceutical Finance II/III 3.00% 6/15/15	55,000	56,142
	Universal Hospital Services PIK 8.50% 6/1/15	9,000	8,910
	Zimmer Holdings 4.625% 11/30/19	120,000	126,257

			1,035,618

	Health Care Providers & Services–0.29%
	Medco Health Solutions 7.125% 3/15/18	140,000	167,508
	Select Medical 7.625% 2/1/15	26,000	24,570
•	US Oncology Holdings PIK 6.643% 3/15/12	55,000	51,425

			243,503

	Hotels, Restaurants & Leisure–0.33%
#	Equinox Holdings 144A 9.50% 2/1/16	5,000	4,969
#	Harrahs Operating 144A 10.00% 12/15/18	30,000	24,750
	International Game Technology 5.50% 6/15/20	40,000	41,344
	Landry’s Restaurants 11.625% 12/1/15	10,000	10,400
#	MGM MIRAGE 144A 11.375% 3/1/18	50,000	47,249
	Mohegan Tribal Gaming Authority 6.875% 2/15/15	20,000	14,300
	NCL 11.75% 11/15/16	5,000	5,250
	OSI Restaurant Partners 10.00% 6/15/15	20,000	19,650
#	Pinnacle Entertainment 144A 8.75% 5/15/20	50,000	46,562
#@	Pokagon Gaming Authority 144A 10.375% 6/15/14	17,000	17,680
	Royal Caribbean Cruises 6.875% 12/1/13	15,000	14,663
#	Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	43,000	34,293

			281,110

	Household Durables–0.23%
	Jarden 7.50% 1/15/20	5,000	4,913
	K Hovnanian Enterprises
	6.25% 1/15/15	15,000	11,025
	7.50% 5/15/16	20,000	14,100
	10.625% 10/15/16	25,000	25,125
	M/I Homes 6.875% 4/1/12	6,000	5,970
	Mohawk Industries 6.875% 1/15/16	11,000	11,248
	Norcraft Holdings 9.75% 9/1/12	35,000	33,293
	Ryland Group 8.40% 5/15/17	19,000	20,235
#	Sealy Mattress 144A 10.875% 4/15/16	6,000	6,660
	Standard Pacific 10.75% 9/15/16	25,000	26,875
	Yankee Acquisition 9.75% 2/15/17	30,000	30,675

			190,119

	Independent Power Producers & Energy Traders–0.12%
	AES
	7.75% 3/1/14	2,000	2,045
	8.00% 6/1/20	15,000	15,150
	#144A 8.75% 5/15/13	1,000	1,020
	Dynegy Holdings
	7.75% 6/1/19	31,000	21,584
	8.375% 5/1/16	10,000	7,963
	TXU 5.55% 11/15/14	35,000	25,037
	NRG Energy 7.375% 2/1/16	25,000	24,938

			97,737

	Insurance–0.27%
•	Genworth Financial 6.15% 11/15/66	25,000	17,250
	MetLife
	6.40% 12/15/36	50,000	44,250
	6.817% 8/15/18	95,000	107,620
	Prudential Financial 3.875% 1/14/15	55,000	55,448

			224,568

LVIP Delaware Foundation® Funds–53

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	CORPORATE BONDS (continued)

	Internet Software & Services–0.08%
#	GXS Worldwide 144A 9.75% 6/15/15		50,000	$48,000
	Terremark Worldwide 12.00% 6/15/17		20,000	22,600

				70,600

	IT Services–0.08%
	SunGard Data Systems 10.25% 8/15/15		44,000	45,650
#	Unisys 144A 12.75% 10/15/14		20,000	22,450

				68,100

	Life Sciences Tools & Services–0.58%
	Bio-Rad Laboratories 8.00% 9/15/16		9,000	9,428
#	Genzyme 144A 5.00% 6/15/20		145,000	149,641
	Life Technologies
	4.40% 3/1/15		10,000	10,355
	6.00% 3/1/20		145,000	157,311
	Thermo Fisher Scientific
	3.20% 5/1/15		150,000	154,944
	4.70% 5/1/20		5,000	5,396

				487,075

	Machinery–0.12%
	Case New Holland 7.75% 9/1/13		25,000	25,688
	RBS Global/Rexnord 11.75% 8/1/16		20,000	20,950
	Terex 8.00% 11/15/17		25,000	23,250
	Thermadyne Holdings 10.50% 2/1/14		14,000	14,245
#	TriMas 144A 9.75% 12/15/17		20,000	20,350

				104,483

	Media–1.97%
	Affinion Group 11.50% 10/15/15		20,000	21,100
#	Charter Communications Operating 144A 10.875% 9/15/14		40,000	44,600
	Clear Channel Communications 10.75% 8/1/16		30,000	21,225
	Comcast 5.90% 3/15/16		155,000	174,890
#	Cox Communications 144A
	6.25% 6/1/18		30,000	33,505
	6.45% 12/1/36		5,000	5,534
	6.95% 6/1/38		35,000	40,288
	CSC Holdings 6.75% 4/15/12		4,000	4,160
	DirecTV Holdings 7.625% 5/15/16		285,000	309,948
	DISH DBS 7.875% 9/1/19		50,000	52,250
	Lamar Media 6.625% 8/15/15		14,000	13,475
	LIN Television 6.50% 5/15/13		5,000	4,825
#	NBC Universal 144A 5.15% 4/30/20		195,000	203,775
	Nielsen Finance
	10.00% 8/1/14		31,000	31,853
	11.625% 2/1/14		22,000	24,145
	Shaw Communication 6.75% 11/9/39	CAD	250,000	240,069
#	Sinclair Television Group 144A 9.25% 11/1/17		20,000	20,300
#	Sirius XM Radio 144A 9.75% 9/1/15		5,000	5,338
	Time Warner Cable 8.25% 4/1/19		105,000	129,339
#	Univision Communications 144A 12.00% 7/1/14		25,000	26,938
#	Videotron 144A 7.125% 1/15/20	CAD	64,000	60,723
#	Vivendi 144A
	5.75% 4/4/13		95,000	101,977
	6.625% 4/4/18		64,000	71,439
#	XM Satellite Radio 144A 13.00% 8/1/13		10,000	10,975

				1,652,671

	Metals & Mining–0.71%
#	Algoma Acquisition 144A 9.875% 6/15/15		30,000	25,650
	ArcelorMittal 9.85% 6/1/19		45,000	56,322
	Century Aluminum 8.00% 5/15/14		30,250	28,662
	Compass Minerals International 8.00% 6/1/19		16,000	16,430
#	Essar Steel Algoma 144A 9.375% 3/15/15		5,000	4,775
#	FMG Finance 144A 10.625% 9/1/16		80,000	88,400
•	Noranda Aluminum Acquisition PIK 5.373% 5/15/15		27,508	21,319
	Novelis 11.50% 2/15/15		25,000	26,250
	Reliance Steel & Aluminum 6.85% 11/15/36		36,000	34,992
	Rio Tinto Finance USA 9.00% 5/1/19		35,000	46,004
	Ryerson
	•7.719% 11/1/14		7,000	6,545
	12.00% 11/1/15		29,000	29,798
	Steel Dynamics 7.75% 4/15/16		20,000	20,200
	Teck Resources
	9.75% 5/15/14		130,000	153,761
	10.25% 5/15/16		6,000	7,088
	Vale Overseas 6.875% 11/10/39		30,000	31,491

				597,687

	Multiline Retail–0.15%
	Burlington Coat Factory Investment Holdings 14.50% 10/15/14		60,000	63,300

LVIP Delaware Foundation® Funds–54

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)

	Multiline Retail (continued)
	Macy’s Retail Holdings 6.65% 7/15/24	62,000	$59,830

			123,130

	Multi-Utilities–0.31%
	CMS Energy
	6.55% 7/17/17	35,000	35,560
	8.75% 6/15/19	15,000	16,636
	Xcel Energy 4.70% 5/15/20	200,000	208,519

			260,715

	Oil, Gas & Consumable Fuels–2.60%
	Anadarko Petroleum 5.95% 9/15/16	120,000	103,412
#	Antero Resources Finance 144A 9.375% 12/1/17	10,000	10,050
	Chesapeake Energy 6.50% 8/15/17	60,000	59,475
	Copano Energy 7.75% 6/1/18	14,000	13,300
#	El Paso Performance-Linked Trust 144A 7.75% 7/15/11	41,000	42,467
•	Enbridge Energy 8.05% 10/1/37	50,000	49,299
	Energy Transfer Partners 9.70% 3/15/19	90,000	108,910
	Enterprise Products Operating
	5.20% 9/1/20	120,000	123,483
	•7.034% 1/15/68	40,000	36,852
	9.75% 1/31/14	60,000	72,445
	EOG Resources 2.95% 6/1/15	115,000	116,204
	Forest Oil 7.25% 6/15/19	14,000	13,580
#	Hilcorp Energy I 144A 7.75% 11/1/15	19,000	18,810
#	Holly 144A 9.875% 6/15/17	25,000	25,813
	Kinder Morgan Energy Partners
	5.30% 9/15/20	50,000	51,813
	9.00% 2/1/19	70,000	87,267
#	Linn Energy/Finance 144A 8.625% 4/15/20	15,000	15,431
#	Midcontinent Express Pipeline 144A
	5.45% 9/15/14	60,000	62,488
	6.70% 9/15/19	30,000	31,089
#	Murray Energy 144A 10.25% 10/15/15	20,000	20,000
	Nexen 7.50% 7/30/39	50,000	58,787
#	NFR Energy/Finance 144A 9.75% 2/15/17	20,000	19,400
	Noble Energy 8.25% 3/1/19	135,000	163,646
	OPTI Canada
	7.875% 12/15/14	17,000	14,875
	8.25% 12/15/14	19,000	16,625
	Petrobras International Finance
	5.75% 1/20/20	150,000	151,806
	5.875% 3/1/18	15,000	15,513
	Petrohawk Energy
	7.875% 6/1/15	23,000	23,173
	10.50% 8/1/14	6,000	6,480
	Petroleum Development 12.00% 2/15/18	19,000	19,713
	Plains All American Pipeline 8.75% 5/1/19	35,000	41,844
	Quicksilver Resources 7.125% 4/1/16	35,000	32,463
	Range Resources 8.00% 5/15/19	16,000	16,780
#	Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	25,000	26,923
	Regency Energy Partners 8.375% 12/15/13	7,000	7,245
#	Rockies Express Pipeline 144A 5.625% 4/15/20	50,000	47,644
#	SandRidge Energy 144A 9.875% 5/15/16	38,000	38,760
	Shell International Finance 3.10% 6/28/15	40,000	40,666
	Total Capital 4.45% 6/24/20	75,000	76,710
	TransCanada Pipelines
	3.40% 6/1/15	80,000	83,076
	•6.35% 5/15/67	85,000	75,858
#	Williams Partners 144A 5.25% 3/15/20	40,000	40,980
#	Woodside Finance 144A
	4.50% 11/10/14	50,000	51,046
	8.125% 3/1/14	45,000	51,296

			2,183,497

	Paper & Forest Products–0.26%
#	Georgia-Pacific 144A 8.25% 5/1/16	10,000	10,713
	International Paper 9.375% 5/15/19	140,000	181,112
#	NewPage 144A 11.375% 12/31/14	30,000	27,375

			219,200

	Pharmaceuticals–0.70%
	Abbott Laboratories 4.125% 5/27/20	205,000	215,190
	Pfizer 6.20% 3/15/19	125,000	148,806
#	Roche Holdings 144A 6.00% 3/1/19	195,000	227,547

			591,543

	Real Estate Investment Trusts–0.30%
	Developers Diversified Realty
	5.375% 10/15/12	65,000	64,230
	7.50% 4/1/17	15,000	14,740
	9.625% 3/15/16	20,000	21,723

LVIP Delaware Foundation® Funds–55

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	CORPORATE BONDS (continued)
	Real Estate Investment Trusts (continued)
#	Digital Realty Trust 144A 5.875% 2/1/20		30,000	$30,663
	ProLogis
	6.25% 3/15/17		50,000	47,682
	7.375% 10/30/19		55,000	53,955
	Regency Centers 5.875% 6/15/17		15,000	15,835

				248,828

	Road & Rail–0.16%
	Burlington Northern Santa Fe 4.70% 10/1/19		130,000	137,942

				137,942

	Semiconductors & Semiconductor Equipment–0.05%
	National Semiconductor 6.60% 6/15/17		35,000	39,267

				39,267

	Specialty Retail–0.04%
	Sally Holdings/Capital 10.50% 11/15/16		35,000	37,625

				37,625

	Textiles, Apparel & Luxury Goods–0.00%
#	Invista 144A 9.25% 5/1/12		2,000	2,035

				2,035

	Tobacco–0.04%
#	Alliance One International 144A 10.00% 7/15/16		30,000	30,675

				30,675

	Trading Companies & Distributors–0.06%
	Avis Budget Car Rental 7.75% 5/15/16		25,000	23,469
#	RSC Equipment Rental 144A 10.25% 11/15/19		25,000	25,375

				48,844

	Wireless Telecommunication Services–0.48%
	American Tower 7.00% 10/15/17		75,000	84,000
	Cricket Communications 9.375% 11/1/14		38,000	38,760
#	Digicel Group 144A 12.00% 4/1/14		100,000	112,250
	MetroPCS Wireless 9.25% 11/1/14		14,000	14,490
	NII Capital 10.00% 8/15/16		35,000	37,013
	Rogers Communications
	6.68% 11/4/39	CAD	30,000	30,082
	7.50% 3/15/15		35,000	41,809
	Sprint Capital 8.75% 3/15/32		45,000	43,200
	Windstream 7.875% 11/1/17		5,000	4,906

				406,510

	Total Corporate Bonds (Cost $16,845,927)			17,483,646

	MUNICIPAL BOND–0.05%
	Oregon State Taxable Pension 5.892% 6/1/27		35,000	38,502

	Total Municipal Bond (Cost $35,000)			38,502

	NON-AGENCY ASSET-BACKED SECURITIES–1.62%
•#	AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.296% 10/6/21		50,000	49,955
	Ally Auto Receivables Trust 1.00% 7/15/14		30,000	30,062
•#	Ally Master Owner Trust Series 2010-1 A 144A 2.10% 1/15/15		100,000	101,365
#	Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16		105,000	108,028
•	Bank of America Credit Card Trust Series 2008-A5 A5 1.55% 12/16/13		85,000	85,784
	Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		25,000	29,074
	Citibank Credit Card Issuance Trust
•	Series 2004-C1 C1 1.00% 7/15/13		35,000	34,616
	Series 2005-A7 A7 4.75% 10/22/12		50,000	50,621
#	Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18		250,000	269,557
	CNH Equipment Trust
	Series 2008-A A3 4.12% 5/15/12		1,110	1,117
	Series 2008-A A4A 4.93% 8/15/14		10,000	10,368
	Series 2008-B A3A 4.78% 7/16/12		3,322	3,362
	Series 2009-C A3 1.85% 12/16/13		25,000	25,258
	Series 2009-C A4 3.00% 8/17/15		60,000	62,288
	Series 2010-A A4 2.49% 4/15/30		80,000	81,619

LVIP Delaware Foundation® Funds–56

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)

	Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	14,421	$14,674
	Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15	60,000	66,811
•#	Ford Credit Floorplan Master Owner Trust Series 2010-1 A 144A 2.00% 12/15/14	100,000	101,048
•#	Golden Credit Card Trust Series 2008-3 A 144A 1.35% 7/15/17	100,000	100,766
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12	1,632	1,645
	Series 2008-A A3 4.93% 12/17/12	13,839	14,233
	John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16	55,000	55,831
	Mid-State Trust Series 11 A1 4.864% 7/15/38	14,680	14,112
	World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	9,427	9,570
	World Omni Automobile Lease Securitization Trust Series 2009-A A3 1.65% 2/15/13	35,000	35,237

	Total Non-Agency Asset-Backed Securities (Cost $1,328,196)		1,357,001

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.46%
	American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	31,370	27,367
•	Adjustable Rate Mortgage Trust Series 2005-10 3A11 5.371% 1/25/36	23,770	19,965
	Bank of America Alternative Loan Trust
	Series 2004-2 1A1 6.00% 3/25/34	26,971	27,500
	Series 2005-3 2A1 5.50% 4/25/20	26,332	24,187
	Series 2005-5 2CB1 6.00% 6/25/35	2,598	1,968
	Series 2005-6 7A1 5.50% 7/25/20	4,301	4,069
	Series 2005-9 5A1 5.50% 10/25/20	14,569	14,436
•	Bank of America Mortgage Securities Series 2003-D 1A2 2.84% 5/25/33	130	93
	ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36	100,000	71,300
◆	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2006-1 A2 6.00% 3/25/36	27,710	24,786
	@Series 2006-17 A5 6.00% 12/25/36	10,416	9,105
	Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34	4,876	5,002
•	First Horizon Asset Securities
	Series 2004-AR5 4A1 5.665% 10/25/34	19,994	20,515
	Series 2007-AR2 1A1 5.807% 8/25/37	12,757	9,711
#	GSMPS Mortgage Loan Trust 144A
	Series 1998-3 A 7.75% 9/19/27	19,000	18,775
	Series 2005-RP1 1A3 8.00% 1/25/35	15,163	14,710
	Series 2005-RP1 1A4 8.50% 1/25/35	8,258	7,991
	Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	12,120	11,067
	MASTR ARM Trust Series 2003-6 1A2 3.825% 12/25/33	4,707	4,318
#	MASTR Reperforming Loan Trust 144A
	Series 2005-1 1A5 8.00% 8/25/34	22,926	22,690
	Series 2005-2 1A4 8.00% 5/25/35	10,339	10,067
#	MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	13,713	13,088
•	Structured Asset Securities Series 2002-22H 1A 6.953% 11/25/32	6,565	6,430

LVIP Delaware Foundation® Funds–57

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

	Wells Fargo Mortgage Backed Securities Trust Series 2007-13 A7 6.00% 9/25/37		22,688	$20,152

	Total Non-Agency Collateralized Mortgage Obligations (Cost $396,104)			389,292

	REGIONAL AGENCIES–0.20%
	Australia–0.20%
	New South Wales Treasury
	2.75% 11/20/25	AUD	53,000	45,064
	6.00% 5/1/20	AUD	110,000	94,981
	Queensland Treasury 6.00% 6/14/21	AUD	28,000	24,191

	Total Regional Agencies (Cost $165,461)			164,236

	REGIONAL AUTHORITIES–0.22%
	Canada–0.22%
	Province of British Columbia Canada 2.85% 6/15/15		40,000	41,363
	Province of Manitoba Canada 2.625% 7/15/15		20,000	20,364
	Province of Ontario Canada
	4.40% 4/14/20		55,000	58,558
	4.875% 5/5/14		40,000	44,152
	Province of Quebec Canada 4.50% 12/1/19	CAD	20,000	19,579

	Total Regional Authorities (Cost $179,181)			184,016

«	SENIOR SECURED LOANS–0.82%
	Allied Security Holdings Term Tranche Loan 6.75% 2/23/15		43,568	43,568
	ATI Holdings Term Tranche Loan 7.00% 2/18/16		15,000	14,475
	BWAY Holding Term Tranche Loan B 5.50% 3/28/17		49,857	49,909
	Calpine Term Tranche Loan 7.00% 4/21/17		55,000	54,553
	Delta Air Lines Term Tranche Loan 8.75% 9/16/13		84,762	85,363
	Graham Packaging Term Tranche Loan C 6.75% 4/5/14		28,485	28,654
	ICL Industrial Containers Term Tranche Loan C 3.75% 6/16/17		5,143	5,148
	JohnsonDiversey Term Tranche Loan B 5.50% 11/24/15		29,925	29,962
	Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		55,000	57,860
	PQ Term Tranche Loan 6.73% 7/30/15		55,000	50,050
	RehabCare Group Term Tranche Loan B 6.00% 11/3/15		24,938	24,847
	Rental Service 2nd Lien Term Tranche Loan 3.817% 10/7/13		80,000	73,266
	Rockwood Specialties Group Term Tranche Loan H 6.00% 5/15/14		45,000	45,122
	Smurfit-Stone Container Enterprise Term Tranche Loan 6.75% 1/2/16		30,000	29,969
	SunGard Data Systems Term Tranche Loan 6.75% 2/28/14		29,924	29,989
	Texas Competitive Electric Holdings Term Tranche Loan B2 3.729% 10/10/14		54,440	40,442
	Univision Communications Term Tranche Loan B 2.533% 9/29/14		29,464	24,643

	Total Senior Secured Loans (Cost $680,269)			687,820

	SOVEREIGN DEBT–3.82%
	Australia–0.97%
	Australian Government
	4.50% 4/15/20	AUD	394,000	316,164
	6.00% 2/15/17	AUD	170,000	151,831
	6.25% 4/15/15	AUD	332,000	297,999
	Australian Index Linked 3.00% 9/20/25	AUD	53,000	47,845

				813,839

	Brazil–0.19%
	Federal Republic of Brazil 11.00% 8/17/40		116,000	155,904

				155,904

	Canada–0.34%
	Canadian Government 2.50% 6/1/15	CAD	280,000	265,201

LVIP Delaware Foundation® Funds–58

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	SOVEREIGN DEBT (continued)

	Canada (continued)
	Export Development Canada 2.25% 5/28/15		20,000	$20,251

				285,452

	Colombia–0.08%
	Republic of Colombia 11.75% 2/25/20		46,000	68,540

				68,540

	Indonesia–0.70%
	Indonesia Treasury Bond
	9.50% 6/15/15	IDR	820,000,000	97,597
	10.50% 8/15/30	IDR	820,000,000	98,424
	10.75% 5/15/16	IDR	1,607,000,000	201,947
	11.00% 11/15/20	IDR	550,000,000	72,746
	12.80% 6/15/21	IDR	800,000,000	116,933

				587,647

	Norway–1.17%
	Eksportfinans
	3.00% 11/17/14		65,000	67,006
	5.50% 5/25/16		160,000	182,078
#	Kommunalbanken 144A 2.75% 5/5/15		100,000	101,907
	Norwegian Government
	4.25% 5/19/17	NOK	980,000	163,917
	4.50% 5/22/19	NOK	1,455,000	247,571
	5.00% 5/15/15	NOK	1,311,000	224,514

				986,993

	Russia–0.22%
	Russian-Eurobond 7.50% 3/31/30		165,600	187,095

				187,095

	Sweden–0.10%
	Svensk Exportkredit 3.25% 9/16/14		80,000	83,076

				83,076

	Turkey–0.05%
	Republic of Turkey 6.875% 3/17/36		39,000	40,463

				40,463

	Total Sovereign Debt (Cost $3,189,718)			3,209,009

	SUPRANATIONAL BANKS–1.01%
	Asian Development Bank
	2.75% 5/21/14		125,000	129,743
	6.00% 1/20/15	AUD	60,000	51,348
	European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	1,000,000	32,040
	European Investment Bank 9.00% 12/21/18	ZAR	700,000	91,313
	Inter-American Development Bank 2.25% 7/15/15		55,000	55,325
	International Bank for Reconstruction & Development
	2.375% 5/26/15		70,000	71,253
	3.375% 4/30/15	NOK	520,000	80,819
	5.375% 12/15/14	NZD	151,000	106,159
	5.75% 10/21/19	AUD	229,000	193,582
	Nordic Investment Bank 2.50% 7/15/15		40,000	40,568

	Total Supranational Banks (Cost $851,753)			852,150

	U.S. TREASURY OBLIGATIONS–4.23%
	U.S. Treasury Bond 4.625% 2/15/40		40,000	44,969
¥	U.S. Treasury Inflation Index Note 1.625% 1/15/15		308,270	325,803
	U.S. Treasury Notes
	1.125% 6/15/13		260,000	261,075
	1.875% 6/30/15		2,245,000	2,253,946
	3.50% 5/15/20		635,000	664,665

	Total U.S. Treasury Obligations (Cost $3,501,398)			3,550,458

≠	DISCOUNTED COMMERCIAL PAPER–8.21%
	Novartis Finance 0.052% 7/1/10		6,895,000	6,895,000

Total Discounted Commercial Paper (Cost $6,895,000) 6,895,000

		Number of
		Shares

	SHORT-TERM INVESTMENT–0.41%
	Money Market Mutual Fund–0.41%
	Dreyfus Treasury & Agency Cash Management Fund		344,000	344,000

	Total Short-Term Investment (Cost $344,000)			344,000

LVIP Delaware Foundation® Funds–59

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–105.87% (Cost $87,183,699)	$88,942,444

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.87%)z	(4,931,135)

NET ASSETS APPLICABLE TO 6,912,966 SHARES OUTSTANDING–100.00%	$84,011,309

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND STANDARD CLASS ($83,864,786 / 6,901,121 Shares)	$12.152

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® MODERATE ALLOCATION FUND SERVICE CLASS ($146,523 / 11,845 Shares)	$12.370

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$90,236,906
Undistributed net investment income	1,997,800
Accumulated net realized loss on investments	(10,000,563)
Net unrealized appreciation of investments and foreign currencies	1,777,166

Total net assets	$84,011,309

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD–Australian Dollar

BRL–Brazilian Real

CAD–Canadian Dollar

EUR–European Monetary Unit

GBP–British Pound Sterling

IDR–Indonesian Rupiah

INR–Indian Rupee

JPY–Japanese Yen

MXN–Mexican Peso

MYR–Malaysian Ringgit

NOK–Norwegian Kroner

NZD–New Zealand Dollar

PLN–Polish Zloty

RUB–Russian Ruble

USD–United States Dollar

ZAR–South African Rand

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.

@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $262,277, which represented 0.31% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $5,281,937, which represented 6.29% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $10,052,803, which represented 11.97% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

†	Non income producing security.

§	Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.

×	Emerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risks.

¥	Fully or partially pledged as collateral for financial futures contracts.

z	Of this amount, $6,994,381 represents payable for securities purchased as of June 30.2010.

f	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.

LVIP Delaware Foundation® Funds–60

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR–American Depositary Receipts
ARM–Adjustable Rate Mortgage
GDR–Global Depositary Receipts
GSMPS–Goldman Sachs Reperforming Mortgage Securities
MASTR–Mortgage Asset Securitization Transaction, Inc.
NVDR–Non-Voting Depositary Receipts
PIK–Pay-in-kind
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduit
S.F.–Single Family
TBA–To be announced
yr–Year

1 The following foreign currency exchange contracts and financial futures contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(138,642)	USD	119,677	8/3/10	$3,512
AUD	(138,898)	USD	119,823	8/3/10	3,444
AUD	(282,897)	USD	244,760	8/3/10	7,728
AUD	(515,741)	USD	446,399	8/3/10	14,273
BRL	(120,506)	USD	66,744	8/2/10	720
BRL	779,123	USD	(431,169)	8/3/10	(4,460)
CAD	117,835	USD	(112,950)	8/3/10	(2,277)
CAD	(49,758)	USD	47,644	8/3/10	910
CAD	(80,274)	USD	76,689	8/3/10	1,294
CAD	(174,586)	USD	167,347	8/3/10	3,372
EUR	(7,496)	USD	9,238	8/3/10	70
EUR	(46,072)	USD	56,726	8/3/10	372
EUR	(111,343)	USD	137,846	8/3/10	1,656
EUR	(572,280)	USD	704,707	8/3/10	4,717
GBP	(34,900)	USD	52,310	8/3/10	178
GBP	(115,269)	USD	172,782	8/3/10	598
GBP	(200,239)	USD	299,846	8/3/10	735
IDR	(375,964,000)	USD	41,156	8/3/10	(103)
INR	10,986,770	USD	(235,011)	8/3/10	616
JPY	79,110	USD	(1,000)	7/2/10	(105)
MXN	(14,778)	USD	1,157	8/3/10	18
MYR	915,360	USD	(282,562)	8/3/10	27
MYR	(370,581)	USD	114,144	8/3/10	(261)
NOK	19,868	USD	(3,052)	8/3/10	(4)
NOK	(991,660)	USD	152,317	8/3/10	202
NOK	(2,130,159)	USD	329,494	8/3/10	2,740
NOK	(2,397,908)	USD	369,324	8/3/10	1,499
NZD	(154,865)	USD	109,025	8/3/10	3,109
PLN	48,017	USD	(14,267)	7/1/10	(113)
RUB	(3,068,595)	USD	98,608	8/3/10	805
ZAR	(588,662)	USD	76,619	8/3/10	399

					$45,671

LVIP Delaware Foundation® Funds–61

LVIP Delaware Foundation® Moderate Allocation Fund
Statement of Net Assets (continued)

Financial Futures Contracts

				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation

4 U.S. Treasury 5 yr Notes	$471,789	$473,406	9/30/10	$1,617
6 U.S. Treasury 10 yr Notes	729,192	735,281	9/30/10	6,089
2 U.S. Treasury Ultra Bond	268,383	271,625	9/21/10	3,242

				$10,948

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP Delaware Foundation® Funds–62

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–64.40%
	U.S. MARKETS–37.88%
	Aerospace & Defense–1.05%
	Ducommun	2,330	$39,843
†	Esterline Technologies	2,030	96,324
	Goodrich	3,460	229,225
	Honeywell International	8,220	320,827
	Lockheed Martin	3,360	250,320
	Northrop Grumman	18,690	1,017,483
	Rockwell Collins	3,420	181,705
	Triumph Group	1,640	109,273
	United Technologies	7,030	456,317

			2,701,317

	Air Freight & Logistics–0.36%
	Expeditors International of Washington	23,200	800,632
†	Hub Group Class A	4,050	121,541

			922,173

	Airlines–0.11%
†	Alaska Air Group	6,530	293,524

			293,524

	Auto Components–0.05%
	Cooper Tire & Rubber	2,850	55,575
†	Tenneco	3,730	78,554

			134,129

	Automobiles–0.07%
†	Ford Motor	17,500	176,400

			176,400

	Beverages–0.26%
	Coca-Cola	2,130	106,756
	PepsiCo	8,980	547,331

			654,087

	Biotechnology–0.91%
†	Acorda Therapeutics	1,960	60,976
†	Alkermes	8,960	111,552
†	Amgen	6,750	355,050
†	Celera	10,140	66,417
†	Celgene	2,950	149,919
†	Gilead Sciences	34,760	1,191,572
†	Martek Biosciences	2,950	69,945
†	ONYX Pharmaceuticals	4,200	90,678
†	Regeneron Pharmaceuticals	3,900	87,048
†	Vertex Pharmaceuticals	4,170	137,193

			2,320,350

	Building Products–0.06%
	AAON	3,190	74,359
†	Gibraltar Industries	7,000	70,700

			145,059

	Capital Markets–0.96%
	Apollo Investment	9,380	87,515
	Ares Capital	5,530	69,291
	Bank of New York Mellon	76,160	1,880,391
	GFI Group	9,290	51,838
†	optionsXpress Holdings	5,960	93,810
†	Piper Jaffray	2,180	70,240
†	TD AmeriTrade Holding	13,510	206,703

			2,459,788

	Chemicals–0.53%
	Dow Chemical	10,400	246,688
	duPont (E.I.) deNemours	23,300	805,946
	Koppers Holdings	3,100	69,688
†	Rockwood Holdings	3,930	89,172
	Schulman (A.)	3,550	67,308
†	Spartech	6,820	69,905

			1,348,707

	Commercial Banks–0.54%
	Boston Private Financial Holdings	12,940	83,204
	City Holding	2,560	71,373
@	Independent Bank	2,650	65,402
	Park National	1,080	70,243
	Prosperity Bancshares	2,430	84,443
	TCF Financial	8,260	137,199
†	Texas Capital Bancshares	4,620	75,768
	Trustmark	4,260	88,693
	Univest Corporation of Pennsylvania	1,930	33,428
	Webster Financial	4,360	78,218
	Wells Fargo	23,690	606,464

			1,394,435

	Commercial Services & Supplies–0.51%
†	GeoEye	350	10,899
	McGrath RentCorp	1,930	43,965
†	Metalico	15,500	61,690
†	Mobile Mini	905	14,733
	Republic Services	4,820	143,299
†	Tetra Tech	2,950	57,850
†	United Stationers	2,040	111,119
	US Ecology	4,130	60,174
	Waste Management	26,000	813,540

			1,317,269

	Communications Equipment–1.34%
†	Arris Group	6,630	67,560
†	Cisco Systems	28,060	597,959
†	DG FastChannel	1,770	57,667
†	Motorola	119,800	781,096
†	NETGEAR	4,190	74,750

LVIP Delaware Foundation® Funds–63

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Communications Equipment (continued)
	Plantronics	1,980	$56,628
	QUALCOMM	49,110	1,612,772
†	Tekelec	6,680	88,443
†	ViaSat	2,590	84,330

			3,421,205

	Computers & Peripherals–2.44%
†	Apple	11,400	2,867,441
†	EMC	23,070	422,181
	Hewlett-Packard	12,770	552,686
	International Business Machines	8,520	1,052,050
†	NetApp	9,210	343,625
†	Synaptics	3,400	93,500
†	Teradata	29,700	905,256

			6,236,739

	Construction & Engineering–0.18%
	Fluor	4,600	195,500
	Granite Construction	1,370	32,305
†	MYR Group	2,780	46,398
†	Tutor Perini	2,300	37,904
†	URS	3,860	151,891

			463,998

	Consumer Finance–0.06%
	Capital One Financial	3,540	142,662

			142,662

	Containers & Packaging–0.24%
†	Owens-Illinois	8,900	235,405
	Rock-Tenn Class A	2,480	123,182
	Silgan Holdings	2,700	76,626
	Temple-Inland	8,370	173,008

			608,221

	Diversified Consumer Services–0.03%
†	Lincoln Educational Services	3,830	78,860

			78,860

	Diversified Financial Services–1.36%
	Bank of America	45,270	650,530
	CME Group	3,550	999,502
†	IntercontinentalExchange	10,400	1,175,511
	JPMorgan Chase	17,780	650,926

			3,476,469

	Diversified Telecommunication Services–0.88%
	Alaska Communications Systems Group	8,330	70,722
	AT&T	41,277	998,491
	Atlantic Tele-Network	940	38,822
	NTELOS Holdings	4,480	77,056
	Qwest Communications International	47,630	250,058
	Verizon Communications	29,143	816,587

			2,251,736

	Electric Utilities–0.78%
	American Electric Power	7,690	248,387
	Edison International	26,100	827,892
	Progress Energy	21,800	854,996
	Unitil	2,560	53,530

			1,984,805

	Electrical Equipment–0.10%
	Acuity Brands	2,500	90,950
	Roper Industries	3,080	172,357

			263,307

	Electronic Equipment, Instruments & Components–0.10%
†	Anixter International	1,820	77,532
†	FARO Technologies	4,340	81,201
†	IPG Photonics	3,430	52,239
†	Rofin-Sinar Technologies	2,330	48,511

			259,483

	Energy Equipment & Services–0.63%
†	Bristow Group	2,490	73,206
†	Key Energy Services	8,880	81,518
	Lufkin Industries	3,420	133,346
	National Oilwell Varco	24,590	813,191
†	Pioneer Drilling	7,870	44,623
	Schlumberger	7,500	415,050
†	Willbros Group	5,840	43,216

			1,604,150

	Food & Staples Retailing–1.11%
	Casey’s General Stores	3,160	110,284
	CVS Caremark	34,218	1,003,272
	Safeway	37,200	731,352
†	Susser Holdings	8,830	104,106
	Walgreen	24,900	664,830
	Wal-Mart Stores	4,750	228,333

			2,842,177

	Food Products–1.08%
	Archer-Daniels-Midland	50,154	1,294,976
	Bunge	11,642	572,670
	J&J Snack Foods	2,030	85,463
	Kraft Foods Class A	29,400	823,200

			2,776,309

	Gas Utilities–0.04%
	EQT	2,960	106,974

			106,974

LVIP Delaware Foundation® Funds–64

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Health Care Equipment & Supplies–0.29%
†	Align Technology	6,470	$96,209
†	Conmed	4,740	88,306
†	CryoLife	8,720	47,001
†	Gen-Probe	3,670	166,692
†	Merit Medical Systems	5,380	86,457
†	Quidel	5,870	74,490
†	SonoSite	3,140	85,125
	West Pharmaceutical Services	2,410	87,941

			732,221

	Health Care Providers & Services–1.90%
†	Air Methods	1,580	47,005
†	Alliance HealthCare Services	4,619	18,661
†	AMN Healthcare Services	7,760	58,045
	Cardinal Health	25,200	846,972
†	Catalyst Health Solutions	2,540	87,630
†	Express Scripts	7,920	372,398
†	Medco Health Solutions	23,300	1,283,364
†	Odyssey HealthCare	2,540	67,869
†	PharMerica	4,750	69,635
	Quest Diagnostics	15,100	751,527
†	Res-Care	4,840	46,754
†	Sun Healthcare Group	8,530	68,922
	UnitedHealth Group	40,070	1,137,988

			4,856,770

	Hotels, Restaurants & Leisure–0.64%

†	AFC Enterprises	8,080	73,528
†	Bally Technologies	8,260	267,541
†	Buffalo Wild Wings	2,350	85,963
†	CEC Entertainment	1,850	65,231
	CKE Restaurants	5,640	70,669
†	Jack in the Box	5,120	99,584
	McDonald’s	6,750	444,622
†	Shuffle Master	8,880	71,129
	Starbucks	9,290	225,747
†	WMS Industries	6,070	238,248

			1,642,262

	Household Durables–0.12%
	Jarden	11,220	301,481

			301,481

	Household Products–1.07%
	Colgate-Palmolive	4,070	320,553
	Kimberly-Clark	14,100	854,883
	Procter & Gamble	26,310	1,578,074

			2,753,510

	Independent Power Producers & Energy Traders–0.08%
†	NRG Energy	9,160	194,284

			194,284

	Industrial Conglomerates–0.15%
	General Electric	24,040	346,657
	Otter Tail	2,510	48,518

			395,175

	Insurance–1.29%
	AFLAC	7,410	316,185
	Allstate	27,300	784,329
	American Equity Investment Life Holding	8,440	87,101
	AmTrust Financial Services	4,640	55,866
	Delphi Financial Group Class A	3,660	89,341
	First Mercury Financial	4,500	47,610
@	Harleysville Group	2,560	79,437
†	ProAssurance	1,670	94,789
	Prudential Financial	6,570	352,546
	Torchmark	5,690	281,712
	Travelers	22,480	1,107,139

			3,296,055

	Internet & Catalog Retail–0.42%
	Expedia	3,730	70,049
†	priceline.com	5,650	997,451

			1,067,500

	Internet Software & Services–1.59%
†	Google Class A	4,000	1,779,799
†	j2 Global Communications	3,950	86,268
†	Liquidity Services	4,980	64,541
	NIC	9,280	59,485
†	QuinStreet	4,350	50,069
†	Rackspace Hosting	3,720	68,225
†	SAVVIS	4,500	66,375
†	ValueClick	8,300	88,727
†	VeriSign	44,300	1,176,165
†	Vocus	4,900	74,872
†	Yahoo	40,400	558,732

			4,073,258

	IT Services–1.14%
	iGate	7,480	95,894
	MasterCard Class A	5,700	1,137,321
†	RightNow Technologies	4,330	67,938
†	TeleTech Holdings	4,830	62,259
	Visa Class A	22,100	1,563,575

			2,926,987

LVIP Delaware Foundation® Funds–65

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Life Sciences Tools & Services–0.11%
†	Affymetrix	8,020	$47,318
†	Thermo Fisher Scientific	4,650	228,083

			275,401

	Machinery–0.33%
	Barnes Group	4,400	72,116
	Caterpillar	2,600	156,182
†	Chart Industries	4,370	68,085
†	Columbus McKinnon	5,040	70,409
	Deere	2,780	154,790
	ESCO Technologies	1,430	36,823
†	Kadant	3,250	56,615
	Lincoln Electric Holdings	4,280	218,237

			833,257

	Media–0.76%
†	Carmike Cinemas	4,630	28,058
	Comcast Class A	49,500	859,816
†	DIRECTV	300	10,176
†	Knology	4,810	52,573
	Meredith	7,070	220,089
	National CineMedia	4,340	72,304
	Time Warner Cable	6,750	351,540
	Viacom Class B	10,890	341,619

			1,936,175

	Metals & Mining–0.29%
	AK Steel Holding	8,230	98,102
	Alcoa	25,880	260,353
	Cliffs Natural Resources	3,110	146,668
	United States Steel	6,200	239,010

			744,133

	Multiline Retail–0.16%
†	Kohl’s	5,020	238,450
	Nordstrom	5,710	183,805

			422,255

	Multi-Utilities–0.09%
	MDU Resources Group	9,080	163,712
	NorthWestern	2,940	77,028

			240,740

	Office Electronics–0.27%
	Xerox	86,900	698,676

			698,676

	Oil, Gas & Consumable Fuels–2.80%
	Berry Petroleum	3,480	89,506
†	Carrizo Oil & Gas	3,720	57,772
	Chevron	16,806	1,140,454
	ConocoPhillips	22,220	1,090,780
	EOG Resources	15,680	1,542,441
	Exxon Mobil	17,470	997,013
	Marathon Oil	27,785	863,836
	Occidental Petroleum	5,910	455,957
	Penn Virginia	2,700	54,297
†	Rosetta Resources	4,360	86,372
†	Swift Energy	2,900	78,039
	Williams	39,500	722,060

			7,178,527

	Paper & Forest Products–0.03%
†	KapStone Paper & Packaging Class A	7,290	81,211

			81,211

	Personal Products–0.02%
†	Prestige Brands Holdings	8,530	60,392

			60,392

	Pharmaceuticals–2.45%
	Abbott Laboratories	6,130	286,761
	Allergan	22,900	1,334,153
	Bristol-Myers Squibb	36,000	897,840
†	Inspire Pharmaceuticals	10,000	49,900
	Johnson & Johnson	16,822	993,507
	Merck	40,520	1,416,985
	Pfizer	91,061	1,298,530

			6,277,676

	Professional Services–0.14%
†	CRA International	2,200	41,426
	Diamond Management & Technology Consultants	4,510	46,498
†	Kforce	6,570	83,768
	Manpower	4,500	194,310

			366,002

	Real Estate Investment Trusts–0.34%
	BioMed Realty Trust	5,690	91,552
	DuPont Fabros Technology	3,570	87,679
	EastGroup Properties	2,540	90,373
	Entertainment Properties Trust	2,480	94,414
	Home Properties	2,180	98,253
	Host Hotels & Resorts	15,208	205,003
	Sovran Self Storage	2,760	95,027
	Tanger Factory Outlet Centers	2,700	111,726

			874,027

LVIP Delaware Foundation® Funds–66

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	U.S. MARKETS (continued)
	Road & Rail–0.24%
	Norfolk Southern	5,730	$303,977
	Union Pacific	4,430	307,929

			611,906

	Semiconductors & Semiconductor Equipment–0.76%
†	Amkor Technology	12,180	67,112
†	Applied Micro Circuits	6,580	68,958
†	Atheros Communications	3,290	90,607
	Intel	63,476	1,234,608
†	IXYS	8,530	75,405
†	MEMC Electronic Materials	25,800	254,904
†	ON Semiconductor	15,140	96,593
†	Semtech	4,340	71,046

			1,959,233

	Software–1.78%
†	Adobe Systems	26,500	700,395
†	Intuit	36,800	1,279,535
†	JDA Software Group	3,760	82,645
†	Lawson Software	13,340	97,382
†	McAfee	5,600	172,032
	Microsoft	33,880	779,579
†	Nuance Communications	8,890	132,906
†	Progress Software	3,700	111,111
	Quality Systems	1,810	104,962
†	Radiant Systems	5,760	83,290
†	SolarWinds	3,770	60,471
†	SS&C Technologies Holdings	2,170	34,785
†	Symantec	65,930	915,108

			4,554,201

	Specialty Retail–1.43%
	Big 5 Sporting Goods	3,980	52,297
†	Citi Trends	3,000	98,820
†	Collective Brands	4,570	72,206
†	DSW Class A	3,400	76,364
	Guess	8,540	266,790
†	Gymboree	2,270	96,952
†	Jo-Ann Stores	2,590	97,151
†	Jos. A. Bank Clothiers	1,160	62,628
	Lowe’s	69,600	1,421,231
	Staples	47,500	904,875
	Tractor Supply	1,610	98,162
†	Ulta Salon Cosmetics & Fragrance	4,610	109,073
†	Urban Outfitters	8,810	302,976

			3,659,525

	Textiles, Apparel & Luxury Goods–0.72%
†	G-III Apparel Group	4,440	101,632
†	Iconix Brand Group	5,940	85,358
	Jones Apparel Group	4,950	78,458
†	Madden (Steven)	2,560	80,691
	NIKE Class B	16,000	1,080,799
†	Perry Ellis International	4,060	82,012
	Phillips-Van Heusen	7,100	328,517

			1,837,467

	Thrifts & Mortgage Finance–0.10%
	Dime Community Bancshares	8,110	99,996
	Flushing Financial	5,920	72,402
	Provident Financial Services	6,610	77,271

			249,669

	Trading Companies & Distributors–0.06%
	Applied Industrial Technologies	3,690	93,431
†	Titan Machinery	3,930	51,601

			145,032

	Wireless Telecommunication Services–0.53%
†	Crown Castle International	36,300	1,352,537

			1,352,537

	Total U.S. Markets (Cost $90,339,239)		96,981,878

§	DEVELOPED MARKETS–16.88%
	Aerospace & Defense–0.30%
±	Finmeccanica	73,574	762,764

			762,764

	Air Freight & Logistics–0.32%
±	Deutsche Post	56,122	820,377

			820,377

	Airlines–0.40%
±	Singapore Airlines	98,342	1,019,575

			1,019,575

	Auto Components–0.26%
	Autoliv	14,100	674,685

			674,685

	Automobiles–0.78%
±	Bayerische Motoren Werke	22,353	1,088,089
±	Toyota Motor	26,200	900,451

			1,988,540

	Beverages–0.36%
±	Coca-Cola Amatil	92,263	923,373

			923,373

LVIP Delaware Foundation® Funds–67

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	DEVELOPED MARKETS (continued)
	Building Products–0.68%
±	Asahi Glass	114,000	$1,070,744
±	Cie de Saint-Gobain	17,910	667,462

			1,738,206

	Capital Markets–0.37%
±	UniCredit	433,475	958,941

			958,941

	Chemicals–0.44%
	Agrium	7,200	352,368
	Syngenta ADR	17,200	788,620

			1,140,988

	Commercial Banks–1.41%
±	Banco Santander	91,586	960,467
±	BNP Paribas	678	36,458
±	Mitsubishi UFJ Financial Group	202,900	921,570
±	Nordea Bank	89,864	741,257
±	Standard Chartered	39,214	954,976

			3,614,728

	Communications Equipment–0.25%
±	Nokia	77,854	634,625

			634,625

	Construction Materials–0.30%
±	Lafarge	14,140	771,085

			771,085

	Containers & Packaging–0.35%
±	Rexam	198,862	895,003

			895,003

	Diversified Telecommunication Services–0.63%
±	Telstra	161,370	439,645
	TELUS	31,266	1,179,854

			1,619,499

	Electrical Equipment–0.35%
±	Alstom	19,557	885,561

			885,561

	Electronic Equipment, Instruments & Components–0.38%
±	Koninklijke Philips Electronics	32,579	972,956

			972,956

	Energy Equipment & Services–0.06%
†	Nabors Industries	8,180	144,132

			144,132

	Food & Staples Retailing–0.30%
±	Metro	15,032	768,024

			768,024

	Food Products–1.11%
±	Chaoda Modern Agriculture Holdings	1,194,000	1,164,378
±	Greggs	106,229	725,165
±	Parmalat	414,383	963,240

			2,852,783

	Hotels, Restaurants & Leisure–0.13%
±	Round One	61,000	335,487

			335,487

	Household Durables–0.31%
±	Techtronic Industries	1,032,500	804,470

			804,470

	Industrial Conglomerates–0.40%
±	Tianjin Development Holdings	146,000	88,791
±	Tomkins	275,655	925,652

			1,014,443

	Insurance–0.37%
	Alterra Capital Holdings	3,910	73,430
	Aspen Insurance Holdings	5,560	137,554
±	AXA	47,791	730,167

			941,151

	IT Services–0.85%
	Accenture Class A	4,730	182,815
†	CGI Group	133,681	1,989,202

			2,172,017

	Machinery–0.33%
±	Vallourec	4,951	853,683

			853,683

	Media–1.03%
±	Publicis Groupe	21,246	847,567
±	Teleperformance	33,493	836,697
±@†	Tom Group	1,058,000	83,578
±†	Vivendi	42,315	860,000

			2,627,842

	Metals & Mining–0.25%
	Alumina ADR	17,455	87,799
†	Anglo American ADR	6,385	112,267
±	ArcelorMittal Class A	16,728	448,711

			648,777

LVIP Delaware Foundation® Funds–68

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	DEVELOPED MARKETS (continued)
	Multiline Retail–0.65%
±	Don Quijote	35,100	$941,345
±	PPR	5,795	719,932

			1,661,277

	Multi-Utilities–0.27%
±	National Grid	97,089	708,846

			708,846

	Oil, Gas & Consumable Fuels–0.66%
±	CNOOC	669,000	1,137,047
	CNOOC ADR	400	68,068
†	Noble	4,300	132,913
±	Total	7,842	350,086

			1,688,114

	Pharmaceuticals–1.33%
±†	AstraZeneca	9,112	429,574
†	Eurand	9,240	89,536
±	Novartis	19,126	926,906
	Novo Nordisk ADR	14,500	1,174,790
±	Sanofi-Aventis	12,994	782,658

			3,403,464

	Real Estate Management & Development–0.03%
±	Franshion Properties China	260,000	71,481

			71,481

	Specialty Retail–0.14%
±	Esprit Holdings	65,825	353,559

			353,559

	Textiles, Apparel & Luxury Goods–0.31%
±	Yue Yuen Industrial Holdings	252,500	783,699

			783,699

	Trading Companies & Distributors–0.36%
±	ITOCHU	117,160	916,153

			916,153

	Wireless Telecommunication Services–0.41%
	China Mobile ADR	11,725	579,332
±	Vodafone Group	228,092	469,887

			1,049,219

	Total Developed Markets (Cost $41,042,341)		43,219,527

×	EMERGING MARKETS–9.64%
	Automobiles–0.05%
±	Oriental Holdings	59,289	113,015

			113,015

	Beverages–0.20%
	Fomento Economico Mexicano ADR	3,671	158,404
±	Lotte Chilsung Beverage	429	278,109
±	Tsingtao Brewery	13,479	62,965

			499,478

	Chemicals–0.12%
†	Braskem ADR	13,601	192,454
±	Israel Chemicals	9,725	101,302

			293,756

	Commercial Banks–1.14%
±	ABSA Group	6,477	101,998
±†	Akbank	20,748	99,369
	Banco Bradesco ADR	11,251	178,441
†	Banco Santander Brasil ADR	33,400	345,022
±	Bangkok Bank	32,249	123,257
±	Bank of China Class H	500,000	252,243
±	China Construction Bank Class H	302,960	243,879
	Creditcorp	1,800	163,602
±	Hong Leong Bank	42,205	111,540
±	Industrial & Commercial Bank of China Class H	345,700	251,266
±	Malayan Banking Berhad	101,094	235,277
±†	OTP Bank	3,454	69,644
@	Sberbank	157,998	385,515
±	Standard Bank Group	15,700	208,165
±	Turkiye Is Bankasi	26,105	80,780
	VTB Bank GDR	15,496	75,792

			2,925,790

	Communications Equipment–0.04%
±†	Foxconn International Holdings	143,000	92,574

			92,574

	Computers & Peripherals–0.43%
±	HTC	84,000	1,110,569

			1,110,569

	Construction & Engineering–0.05%
†	Empresas ADR	13,800	129,444

			129,444

	Construction Materials–0.17%
	Cemex ADR	36,316	351,172
±	Siam Cement NVDR	10,259	82,169

			433,341

LVIP Delaware Foundation® Funds–69

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Diversified Financial Services–0.30%
±†	Fubon Financial Holding	161,342	$178,420
	KB Financial Group ADR	13,446	509,469
±	Yazicilar Holding Class A	12,256	71,911

			759,800

	Diversified Telecommunication Services–0.52%
	Chunghwa Telecom ADR	51,249	1,009,092
	KT ADR	16,824	322,516

			1,331,608

	Electric Utilities–0.29%
	Centrais Eletricas Brasileiras ADR	39,500	527,720
	Light	10,700	124,784
±	Polska Grupa Energetyczna	15,324	94,362

			746,866

	Electronic Equipment, Instruments & Components–0.11%
±	Hon Hai Precision Industry	47,762	166,670
	LG Display ADR	6,891	110,945

			277,615

	Food & Staples Retailing–0.04%
	Wal-Mart de Mexico Series V	45,559	100,934

			100,934

	Food Products–0.28%
†	Brazil Foods ADR	18,072	239,635
@	Cresud ADR	18,500	224,590
±	Lotte Confectionery	181	188,740
±	Tingyi Cayman Islands Holding	26,284	64,440

			717,405

	Household Durables–0.19%
	Cyrela Brazil Realty	12,728	138,492
±	LG Electronics	1,971	149,725
±†	Turk Sise ve Cam Fabrikalari	181,380	198,071

			486,288

	Independent Power Producers & Energy Traders–0.23%
±	Datang International Power Generation Class H	312,044	125,862
±†	Huadian Power International Class H	520,000	125,841
	Huaneng Power International ADR	13,900	327,066

			578,769

	Industrial Conglomerates–0.06%
±	Fosun International	235,855	164,692

			164,692

	Insurance–0.25%
±	Cathay Financial Holding	92,000	135,498
±†	Powszechny Zaklad Ubezpieczen	2,974	306,851
±	Samsung Life Insurance	2,290	193,758

			636,107

	Internet Software & Services–0.57%
†	AsiaInfo Holdings	10,100	220,786
±	MediaTek	4,000	55,583
†	Sina	3,993	140,793
†	Sohu.com	25,600	1,051,904

			1,469,066

	IT Services–0.05%
†	Shanda Games ADR	20,500	119,105

			119,105

	Machinery–0.10%
†	Hollysys Automation Technologies	13,400	120,734
±	United Tractors	67,396	138,214

			258,948

	Media–0.13%
†	Focus Media Holding ADR	8,759	136,027
	Grupo Televisa ADR	11,729	204,202

			340,229

	Metals & Mining–0.94%
±†	Anglo Platinum	1,509	142,339
±	ArcelorMittal South Africa	20,129	198,211
	Cia de Minas Buenaventura ADR	4,160	159,910
±	Impala Platinum Holdings	5,199	120,982
	MMC Norilsk Nickel ADR	7,885	116,260
	POSCO ADR	2,680	252,778
	Vale ADR	58,553	1,425,765

			2,416,245

	Oil, Gas & Consumable Fuels–1.31%
	China Petroleum & Chemical ADR	1,112	89,527
	Gazprom ADR	23,780	454,911
	LUKOIL ADR	3,031	156,097
	PetroChina ADR	2,444	268,180
	Petroleo Brasileiro SA ADR	11,969	410,776
	Petroleo Brasiliero SP ADR	25,300	753,940

LVIP Delaware Foundation® Funds–70

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	EMERGING MARKETS (continued)
	Oil, Gas & Consumable Fuels (continued)
±†	Polski Koncern Naftowy Orlen	11,168	$115,685
	PTT	20,218	153,554
@	PTT Exploration & Production	16,377	72,556
#†	Reliance Industries GDR 144A	7,298	340,817
	Rosneft Oil GDR	33,600	204,960
	Sasol ADR	5,873	207,141
±	Tambang Batubara Bukit Asam	59,178	111,677

			3,339,821

	Paper & Forest Products–0.06%
†	Fibria Celulose ADR	10,514	155,607

			155,607

	Pharmaceuticals–0.04%
†	Hypermarcas	8,700	111,582

			111,582

	Professional Services–0.05%
	Santos Brasil Participacoes	16,700	138,781

			138,781

	Real Estate Management & Development–0.17%
@	IRSA Inversiones y Representaciones ADR	8,088	84,439
±	KLCC Property Holdings	117,863	111,621
±	Shanghai Forte Land	354,000	92,917
±†	UEM Land Holdings	347,258	155,383

			444,360

	Road & Rail–0.11%
	All America Latina Logistica	12,300	96,151
	Guangshen Railway	10,100	174,124

			270,275

	Semiconductors & Semiconductor Equipment–0.52%
±	Samsung Electronics	975	610,891
±	Taiwan Semiconductor Manufacturing	109,944	204,577
	Taiwan Semiconductor Manufacturing ADR	23,500	229,360
±	United Microelectronics	673,000	294,885

			1,339,713

	Software–0.16%
†	Shanda Interactive Entertainment ADR	10,100	400,667

			400,667

	Tobacco–0.03%
±	KT&G	1,619	79,508

			79,508

	Wireless Telecommunication Services–0.93%
	America Movil ADR	2,779	132,003
	China Unicom Hong Kong ADR	23,300	309,890
±	LG Telecom	30,461	189,752
	Mobile Telesystems ADR	1	10
±	MTN Group	20,993	275,072
	SK Telecom ADR	39,735	585,296
	Turkcell Iletisim Hizmet ADR	15,610	202,618
	Vivo Participacoes ADR	6,800	176,256
±	Vodacom Group	68,183	518,439

			2,389,336

	Total Emerging Markets (Cost $24,181,462)		24,671,294

	Total Common Stock (Cost $155,563,042)		164,872,699

	CONVERTIBLE PREFERRED STOCK–0.00%
	Merck 6.00% exercise price $57.43, expiration date 8/13/10	16	4,000

	Total Convertible Preferred Stock (Cost $4,141)		4,000

	EXCHANGE–TRADED FUNDS–8.54%
	iShares MSCI EAFE Growth Index Fund	230,030	11,057,542
	iShares MSCI EAFE Index Fund	228,500	10,627,535
	Vanguard Europe Pacific Fund	6,000	175,440

	Total Exchange–Traded Funds (Cost $21,630,439)		21,860,517

	PREFERRED STOCK–0.01%
@	AK Transneft 0.90%	39	35,100
	US Airways Series A	8	0

	Total Preferred Stock (Cost $24,243)		35,100

LVIP Delaware Foundation® Funds–71

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.06%
	Fannie Mae Grantor Trust 2001-T7 A1 7.50% 2/25/41	88	$100
	Fannie Mae REMICs Series 2003-122 AJ 4.50% 2/25/28	21,877	22,595
	Freddie Mac REMICs Series 2326 ZQ 6.50% 6/15/31	22,742	25,382
	Series 2662 MA 4.50% 10/15/31	19,672	20,616
	Series 2694 QG 4.50% 1/15/29	30,000	31,472
	Series 2890 PC 5.00% 7/15/30	30,000	31,709
	Series 3128 BC 5.00% 10/15/27	30,000	31,112

	Total Agency Collateralized Mortgage Obligations (Cost $160,357)		162,986

	AGENCY MORTGAGE-BACKED SECURITIES–3.90%
•	Fannie Mae ARM 4.995% 8/1/35	24,537	26,149
	Fannie Mae S.F. 15 yr
	4.00% 7/1/24	239,404	249,350
	5.00% 4/1/23	520,826	556,430
	5.50% 3/1/20	340,064	368,571
	Fannie Mae S.F. 15 yr TBA
	4.00% 7/1/25	650,000	675,188
	4.50% 7/1/25	420,000	443,034
	Fannie Mae S.F. 30 yr
	4.50% 3/1/39	42,569	44,213
	5.00% 9/1/35	30,684	32,570
	5.00% 2/1/38	31,281	33,147
	5.50% 4/1/37	127,976	137,556
	Fannie Mae S.F. 30 yr TBA 4.00% 7/1/40	1,295,000	1,311,389
	5.00% 7/1/40	2,300,000	2,433,328
	6.00% 7/1/40	1,320,000	1,431,580
•	Freddie Mac ARM 2.643% 12/1/33	24,104	25,019
	5.843% 6/1/37	15,773	16,815
	Freddie Mac S.F. 15 yr 4.50% 5/1/20	26,711	28,467
	5.50% 5/1/20	430,181	466,444
	Freddie Mac S.F. 30 yr 4.50% 10/1/35	35,508	37,102
	Freddie Mac S.F. 30 yr TBA 5.50% 7/1/40	605,000	649,146
	6.00% 7/1/40	630,000	683,747
	6.50% 7/1/40	295,000	323,348

	Total Agency Mortgage-Backed Securities (Cost $9,830,302)		9,972,593

	COMMERCIAL MORTGAGE-BACKED SECURITIES–0.87%
#	American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	100,000	107,601
	Banc of America Commercial Mortgage
	•Series 2005-1 A5 5.313% 11/10/42	60,000	63,603
	•Series 2005-6 A4 5.35% 9/10/47	100,000	107,072
	Series 2006-4 A4 5.634% 7/10/46	150,000	154,158
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-PW10 A4 5.405% 12/11/40	105,000	110,372
	•Series 2006-PW12 A4 5.907% 9/11/38	150,000	160,950
	Series 2006-PW14 A4 5.201% 12/11/38	90,000	92,052
•◆	Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	150,000	157,600
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38	100,000	105,482
	Series 2005-GG4 A4A 4.751% 7/10/39	50,000	51,728
•	Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	90,000	96,205
	Series 2005-GG5 A5 5.224% 4/10/37	150,000	154,079
	JP Morgan Chase Commercial Mortgage Securities Series 2002-C1 A3 5.376% 7/12/37	100,000	104,721
	•Series 2005-LDP3 A4A 4.936% 8/15/42	50,000	52,537
	•Series 2005-LDP4 A4 4.918% 10/15/42	70,000	73,200
	•Series 2005-LDP5 A4 5.36% 12/15/44	60,000	63,822

LVIP Delaware Foundation® Funds–72

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
	Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	125,000	$127,953
•	Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.838% 5/12/39	100,000	107,226
•	Morgan Stanley Capital I Series 2007-T27 A4 5.802% 6/13/42	225,000	235,706
#	OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	100,430

	Total Commercial Mortgage-Backed Securities (Cost $1,914,757)		2,226,497

	CONVERTIBLE BONDS–0.50%
	Aerospace & Defense–0.03%
	L-3 Communications Holdings 3.00% exercise price $98.94, expiration date 8/1/35	77,000	77,385

			77,385

	Biotechnology–0.02%
	Amgen 0.375% exercise price $79.48, expiration date 2/1/13	55,000	54,588

			54,588

	Capital Markets–0.01%
	Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	33,000	31,103

			31,103

	Commercial Banks–0.01%
#	SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	15,000	15,263

			15,263

	Computers & Peripherals–0.01%
	SanDisk 1.00% exercise price $82.36, expiration date 5/15/13	17,000	15,194

			15,194

	Diversified Telecommunication Services–0.01%
	Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	26,000	25,025

			25,025

	Energy–0.05%
	Transocean 1.50% exercise price $168.61, expiration date 12/15/37	114,000	101,745
	1.625% exercise price $168.61, expiration date 12/15/37	20,000	19,475

			121,220

	Energy Equipment & Services–0.01%
	Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	39,000	31,444

			31,444

	Health Care Equipment & Supplies–0.08%
f	Hologic 2.00% exercise price $38.59, expiration date 12/15/37	95,000	81,343
	Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	121,000	121,907

			203,250

	Health Care Providers & Services–0.02%
	LifePoint Hospitals 3.25% exercise price $61.22, expiration date 8/15/25	50,000	47,063

			47,063

	Internet Software & Services–0.01%
	VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	30,000	27,263

			27,263

	IT Services–0.00%
	Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	10,000	9,350

			9,350

	Oil, Gas & Consumable Fuels–0.03%
	Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	115,000	83,519

			83,519

	Paper & Forest Products–0.05%
	Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	78,000	81,022
#	Sino Forrest 144A 5.00% exercise price $20.29, expiration date 8/1/13	33,000	33,949

			114,971

LVIP Delaware Foundation® Funds–73

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CONVERTIBLE BONDS (continued)
	Real Estate Investment Trusts–0.08%
#	Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	15,000	$21,497
	Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	31,000	33,170
#	Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	50,000	50,245
	National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	90,000	94,387

			199,299

	Semiconductors & Semiconductor Equipment–0.04%
	Intel 2.95% exercise price $31.14, expiration date 12/15/35	35,000	33,425
	Linear Technology 3.00% exercise price $45.36, expiration date 5/1/27	79,000	77,716

			111,141

	Wireless Telecommunication Services–0.04%
	Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	80,000	67,400
	NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	25,000	23,719
	SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	14,000	17,955

			109,074

	Total Convertible Bonds (Cost $1,217,628)		1,276,152

	CORPORATE BONDS–11.38%
	Aerospace & Defense–0.19%
#	BAE Systems Holdings 144A 4.95% 6/1/14	10,000	10,858
	L-3 Communications 4.75% 7/15/20	240,000	242,324
	5.875% 1/15/15	41,000	40,693
	6.125% 7/15/13	4,000	4,050
#	Meccanica Holdings 144A 6.25% 7/15/19	100,000	106,906
	United Technologies 4.50% 4/15/20	75,000	81,304

			486,135

	Airlines–0.02%
#	United Air Lines 144A 12.00% 11/1/13	53,000	55,385

			55,385

	Auto Components–0.07%
#	Allison Transmission 144A 11.00% 11/1/15	69,000	72,623
	America Axle & Manufacturing 7.875% 3/1/17	27,000	23,558
	ArvinMeritor 8.125% 9/15/15	77,000	74,304

			170,485

	Automobiles–0.05%
	Ford Motor 7.45% 7/16/31	141,000	127,958

			127,958

	Beverages–0.15%
#	Anheuser-Busch InBev Worldwide 144A 3.625% 4/15/15	335,000	343,258
	5.00% 4/15/20	45,000	47,140

			390,398

	Building Products–0.03%
#	Ply Gem Industries 144A 13.125% 7/15/14	71,000	72,243

			72,243

	Capital Markets–0.27%
	Bank of New York Mellon 4.95% 3/15/15	70,000	75,724
	E Trade Financial PIK 12.50% 11/30/17	87,000	92,873
	Goldman Sachs Group 5.375% 3/15/20	205,000	202,942
	Jefferies Group 6.25% 1/15/36	90,000	80,796
	6.45% 6/8/27	50,000	47,223
	Lazard Group 6.85% 6/15/17	35,000	35,493
	7.125% 5/15/15	88,000	92,776
	Nuveen Investments 10.50% 11/15/15	79,000	69,125

			696,952

	Chemicals–0.22%
	CF Industries 7.125% 5/1/20	50,000	51,375
	Cytec Industries 8.95% 7/1/17	140,000	171,283
	Dow Chemical 8.55% 5/15/19	160,000	196,176

LVIP Delaware Foundation® Funds–74

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

			Principal	Value
			Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Chemicals (Continued)
	Hexion U.S. Finance/Nova Scotia 8.875% 2/1/18		50,000	$45,375
	9.75% 11/15/14		49,000	46,550
#	MacDermid 144A 9.50% 4/15/17		54,000	54,270

				565,029

	Commercial Banks–1.00%
	BB&T 5.25% 11/1/19		205,000	212,131
•	BB&T Capital Trust IV 6.82% 6/12/57		75,000	68,531
	JPMorgan Chase 7.00% 6/28/17	RUB	4,000,000	121,053
	JPMorgan Chase Bank 5.875% 6/13/16		250,000	273,839
	KeyBank North America 5.80% 7/1/14		250,000	267,139
	PNC Funding 5.125% 2/8/20		115,000	119,805
	5.25% 11/15/15		3,000	3,197
	5.625% 2/1/17		335,000	356,888
•#	PNC Preferred Funding Trust II 144A 6.113% 3/29/49		100,000	73,376
•#	Rabobank Nederland 144A 11.00% 12/29/49		160,000	198,156
	Regions Financial 5.75% 6/15/15		45,000	44,763
	7.75% 11/10/14		120,000	126,709
•	USB Capital IX 6.189% 4/15/49		285,000	208,421
	Wachovia 5.25% 8/1/14		160,000	169,593
	5.625% 10/15/16		130,000	140,490
•	Wells Fargo Capital XIII 7.70% 12/29/49		80,000	81,200
	Zions Bancorporation 5.65% 5/15/14		94,000	88,765

				2,554,056

	Commercial Services & Supplies–0.28%
	Allied Waste North America 6.875% 6/1/17		80,000	87,321
	7.125% 5/15/16		115,000	123,485
	ARAMARK 8.50% 2/1/15		34,000	34,510
#	Brambles USA 144A 3.95% 4/1/15		150,000	152,489
	5.35% 4/1/20		50,000	52,016
	Casella Waste Systems 9.75% 2/1/13		15,000	15,075
	#144A 11.00% 7/15/14		55,000	59,675
	Corrections Corporation of America 7.75% 6/1/17		39,000	40,658
	FTI Consulting 7.75% 10/1/16		2,000	2,030
	Global Cash Access/Finance 8.75% 3/15/12		24,000	24,150
	Interface 9.50% 2/1/14		15,000	15,469
	11.375% 11/1/13		18,000	20,250
	International Lease Finance 6.625% 11/15/13		85,000	79,263
	Iron Mountain 6.625% 1/1/16		2,000	1,975
	Mobile Mini 6.875% 5/1/15		12,000	11,190

				719,556

	Communications Equipment–0.13%
	Cisco Systems 4.45% 1/15/20		320,000	338,456

				338,456

	Consumer Finance–0.04%
	Ford Motor Credit 12.00% 5/15/15		100,000	115,869

				115,869

	Containers & Packaging–0.11%
#	BWAY Holding 144A 10.00% 6/15/18		25,000	26,188
	Intertape Polymer 8.50% 8/1/14		29,000	23,635
#	Plastipak Holdings 144A 10.625% 8/15/19		64,000	71,360
	Pregis 12.375% 10/15/13		90,000	89,437
	Smurfit Kappa Funding 7.75% 4/1/15		36,000	35,730
	Solo Cup 8.50% 2/15/14		36,000	32,490

				278,840

	Diversified Consumer Services–0.05%
	Yale University 2.90% 10/15/14		125,000	129,794

				129,794

	Diversified Financial Services–0.56%
	AMH Holdings 11.25% 3/1/14		29,000	29,725
	Bear Stearns
	•5.267% 12/7/12	AUD	230,000	189,436
	6.40% 10/2/17		60,000	66,742
	Capital One Capital V 10.25% 8/15/39		45,000	47,756

LVIP Delaware Foundation® Funds–75

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

			Principal	Value
			Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Diversified Financial Services (Continued)
	City National Capital Trust I 9.625% 2/1/40		160,000	$168,802
#	ERAC USA Finance 144A 5.25% 10/1/20		60,000	60,750
	Export-Import Bank of Korea 5.875% 1/14/15		90,000	97,711
	#144A 5.25% 2/10/14		100,000	105,186
	General Electric Capital 6.00% 8/7/19		346,000	375,232
	Korea Development Bank 4.375% 8/10/15		100,000	102,080
	8.00% 1/23/14		100,000	113,919
	Rentenbank 6.00% 7/15/14	AUD	84,000	71,896

				1,429,235

	Diversified Telecommunication Services–0.70%
	AT&T 6.50% 9/1/37		165,000	183,622
	6.70% 11/15/13		75,000	86,622
	Cincinnati Bell 7.00% 2/15/15		19,000	17,908
#	Clearwire Communications/Finance 144A 12.00% 12/1/15		116,000	115,680
#	GCI 144A 8.625% 11/15/19		23,000	23,058
#	Global Crossing 144A 12.00% 9/15/15		62,000	66,030
	Hughes Network Systems/Finance 9.50% 4/15/14		48,000	48,840
	Level 3 Financing 9.25% 11/1/14		5,000	4,563
	#144A 10.00% 2/1/18		50,000	44,500
	PAETEC Holding 8.875% 6/30/17		14,000	14,070
	9.50% 7/15/15		45,000	43,988
	Qwest 8.375% 5/1/16		90,000	98,775
	#144A 8.375% 5/1/16		95,000	104,263
	Telecom Italia Capital 5.25% 10/1/15		240,000	242,494
	6.175% 6/18/14		115,000	120,330
	Telefonica Emisiones 3.729% 4/27/15		75,000	74,863
	5.134% 4/27/20		75,000	75,316
	Telesat Canada 11.00% 11/1/15		82,000	88,970
	12.50% 11/1/17		16,000	18,000
	Verizon Communications 6.40% 2/15/38		185,000	204,574
#	Wind Acquisition Finance 144A 11.75% 7/15/17		100,000	103,000
	Windstream 8.125% 8/1/13		10,000	10,388

				1,789,854

	Electric Utilities–0.67%
#	American Transmission Systems 144A 5.25% 1/15/22		145,000	152,322
	Appalachian Power 3.40% 5/24/15		65,000	66,112
#	Centrais Eletricas Brasileiras 144A 6.875% 7/30/19		125,000	136,094
	Duke Energy Carolinas 4.30% 6/15/20		345,000	365,086
	Edison Mission Energy 7.20% 5/15/19		5,000	3,100
	Florida Power 5.65% 6/15/18		100,000	113,841
	Illinois Power 9.75% 11/15/18		258,000	339,241
	Jersey Central Power & Light 5.625% 5/1/16		50,000	54,124
	Mirant North America 7.375% 12/31/13		1,000	1,028
	PacifiCorp 5.50% 1/15/19		125,000	141,048
	Pennsylvania Electric 5.20% 4/1/20		130,000	135,766
	PPL Electric Utilities 7.125% 11/30/13		15,000	17,534
	Public Service Company of Oklahoma 5.15% 12/1/19		120,000	126,599
•	Puget Sound Energy 6.974% 6/1/67		60,000	55,143

				1,707,038

	Electronic Equipment, Instruments & Components–0.04%
	Jabil Circuit 7.75% 7/15/16		21,000	22,050
	Sanmina-SCI 8.125% 3/1/16		82,000	81,180

				103,230

	Energy Equipment & Services–0.23%
	Complete Production Services 8.00% 12/15/16		53,000	52,073
#	Helix Energy Solutions Group 144A 9.50% 1/15/16		74,000	68,450
#	Hercules Offshore 144A 10.50% 10/15/17		55,000	49,088
	Key Energy Services 8.375% 12/1/14		75,000	74,906

LVIP Delaware Foundation® Funds–76

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Energy Equipment & Services (continued)
	Pride International 8.50% 6/15/19	105,000	$109,462
	Transocean 6.80% 3/15/38	45,000	40,671
	Weatherford International 9.625% 3/1/19	160,000	192,965

			587,615

	Food & Staples Retailing–0.23%
◆#	CVS Pass Through Trust 144A 8.353% 7/10/31	196,945	239,418
	Ingles Markets 8.875% 5/15/17	32,000	32,720
	New Albertsons 7.25% 5/1/13	2,000	2,045
	Rite Aid 9.375% 12/15/15	20,000	16,450
	Supervalu 8.00% 5/1/16	35,000	34,825
#	Tops Markets 144A 10.125% 10/15/15	23,000	23,805
	Wal-Mart Stores 3.625% 7/8/20	240,000	239,780

			589,043

	Food Products–0.19%
#	Dole Food 144A 8.00% 10/1/16	68,000	68,510
	General Mills 5.65% 2/15/19	115,000	130,897
	JBS USA Finance 11.625% 5/1/14	7,000	7,884
	Kraft Foods 5.375% 2/10/20	115,000	123,461
	Smithfield Foods 7.75% 7/1/17	55,000	52,800
	#144A 10.00% 7/15/14	23,000	25,588
	Tyson Foods 10.50% 3/1/14	6,000	7,020
#	Viskase 144A 9.875% 1/15/18	61,000	61,610

			477,770

	Gas Utilities–0.08%
	AmeriGas Partners 7.125% 5/20/16	4,000	4,000
	Inergy Finance 8.25% 3/1/16	3,000	3,053
	8.75% 3/1/15	2,000	2,045
#	SEMCO Energy 144A 5.15% 4/21/20	175,000	187,816

			196,914

	Health Care Equipment & Supplies–0.57%
	Accellent 10.50% 12/1/13	44,000	43,560
	Bausch & Lomb 9.875% 11/1/15	40,000	41,300
	Baxter International 4.50% 8/15/19	200,000	214,268
	Biomet 11.625% 10/15/17	13,000	14,138
	Biomet PIK 10.375% 10/15/17	26,000	28,080
	CareFusion 6.375% 8/1/19	85,000	97,269
	#144A 6.375% 8/1/19	175,000	200,259
	Covidien International Finance 4.20% 6/15/20	275,000	282,012
	Hospira 6.40% 5/15/15	235,000	267,273
	Inverness Medical Innovations 9.00% 5/15/16	52,000	52,260
	Universal Hospital Services PIK 8.50% 6/1/15	4,000	3,960
	Zimmer Holdings 4.625% 11/30/19	195,000	205,167

			1,449,546

	Health Care Providers & Services–0.16%
	Medco Health Solutions 7.125% 3/15/18	230,000	275,192
	Select Medical 7.625% 2/1/15	51,000	48,195
	US Oncology Holdings PIK 6.643% 3/15/12	96,000	89,760

			413,147

	Hotels, Restaurants & Leisure–0.19%
#	Equinox Holdings 144A 9.50% 2/1/16	10,000	9,938
#	Harrahs Operating 144A 10.00% 12/15/18	54,000	44,550
	International Game Technology 5.50% 6/15/20	65,000	67,182
	Landry’s Restaurants 11.625% 12/1/15	18,000	18,720
	MGM MIRAGE 7.50% 6/1/16	11,000	8,718
	#144A 11.375% 3/1/18	49,000	46,305
	Mohegan Tribal Gaming Authority 6.875% 2/15/15	32,000	22,880
	NCL 11.75% 11/15/16	12,000	12,600
	OSI Restaurant Partners 10.00% 6/15/15	37,000	36,353
#	Pinnacle Entertainment 144A 8.75% 5/15/20	85,000	79,155
@#	Pokagon Gaming Authority 144A 10.375% 6/15/14	34,000	35,360
	Royal Caribbean Cruises 6.875% 12/1/13	31,000	30,303
	7.00% 6/15/13	5,000	5,000

LVIP Delaware Foundation® Funds–77

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Hotels, Restaurants & Leisure (continued)
#	Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	83,000	$66,193

			483,257

	Household Durables–0.11%
	Jarden 7.50% 1/15/20	5,000	4,913
	K Hovnanian Enterprises 6.25% 1/15/15	23,000	16,905
	7.50% 5/15/16	36,000	25,380
	10.625% 10/15/16	41,000	41,205
	M/I Homes 6.875% 4/1/12	2,000	1,990
	Mohawk Industries 6.875% 1/15/16	4,000	4,090
	Norcraft Holdings 9.75% 9/1/12	63,000	59,928
	Ryland Group 8.40% 5/15/17	34,000	36,210
#	Sealy Mattress 144A 10.875% 4/15/16	2,000	2,220
	Standard Pacific 10.75% 9/15/16	45,000	48,375
	Yankee Acquisition 9.75% 2/15/17	52,000	53,170

			294,386

	Independent Power Producers & Energy Traders–0.07%
	AES 7.75% 3/1/14	1,000	1,023
	8.00% 6/1/20	35,000	35,350
	Dynegy Holdings 7.75% 6/1/19	14,000	9,748
	8.375% 5/1/16	55,000	43,793
	NRG Energy 7.375% 2/1/16	43,000	42,893
	TXU 5.55% 11/15/14	64,000	45,783

			178,590

	Insurance–0.14%
•	Genworth Financial 6.15% 11/15/66	40,000	27,600
	MetLife 6.817% 8/15/18	225,000	254,888
	Prudential Financial 3.875% 1/14/15	85,000	85,693

			368,181

	Internet Software & Services–0.05%
#	GXS Worldwide 144A 9.75% 6/15/15	86,000	82,560
	Terremark Worldwide 12.00% 6/15/17	32,000	36,160

			118,720

	IT Services–0.03%
	Sungard Data Systems 10.25% 8/15/15	24,000	24,900
#	Unisys 144A 12.75% 10/15/14	36,000	40,410

			65,310

	Life Sciences Tools & Services–0.30%
	Bio-Rad Laboratories 8.00% 9/15/16	4,000	4,190
#	Genzyme 144A 5.00% 6/15/20	235,000	242,522
	Life Technologies 4.40% 3/1/15	10,000	10,355
	6.00% 3/1/20	230,000	249,529
	Thermo Fisher Scientific 3.20% 5/1/15	250,000	258,239
	4.70% 5/1/20	5,000	5,396

			770,231

	Machinery–0.06%
	Case New Holland 7.75% 9/1/13	45,000	46,237
	RBS Global/Rexnord 11.75% 8/1/16	40,000	41,900
	Terex 8.00% 11/15/17	45,000	41,850
	Thermadyne Holdings 10.50% 2/1/14	5,000	5,088
#	TriMas 144A 9.75% 12/15/17	32,000	32,560

			167,635

	Media–1.08%
	Affinion Group 11.50% 10/15/15	36,000	37,980
#	Charter Communications Operating 144A 10.875% 9/15/14	70,000	78,050
	Clear Channel Communications 10.75% 8/1/16	53,000	37,498
#	Columbus International 144A 11.50% 11/20/14	100,000	107,007
	Comcast 5.90% 3/15/16	250,000	282,081
#	COX Communications 144A 6.25% 6/1/18	30,000	33,505
	6.45% 12/1/36	5,000	5,534
	6.95% 6/1/38	50,000	57,555
	CSC Holdings 6.75% 4/15/12	11,000	11,440
	DIRECTV Holdings 7.625% 5/15/16	455,000	494,829
	DISH DBS 7.875% 9/1/19	50,000	52,250
	Lamar Media 6.625% 8/15/15	6,000	5,775

LVIP Delaware Foundation® Funds–78

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

			Principal	Value
			Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Media (continued)
	LIN Television 6.50% 5/15/13		9,000	$8,685
#	NBC Universal 144A 5.15% 4/30/20		315,000	329,174
	Nielsen Finance 10.00% 8/1/14		58,000	59,595
	11.625% 2/1/14		14,000	15,365
	Shaw Communication 6.75% 11/9/39	CAD	492,000	472,458
#	Sinclair Television Group 144A 9.25% 11/1/17		32,000	32,480
#	Sirius XM Radio 144A 9.75% 9/1/15		10,000	10,675
	Time Warner Cable 8.25% 4/1/19		168,000	206,942
#	Univision Communications 144A 12.00% 7/1/14		36,000	38,790
#	Videotron Ltee 144A 7.125% 1/15/20	CAD	107,000	101,522
#	Vivendi 144A 5.75% 4/4/13		155,000	166,383
	6.625% 4/4/18		100,000	111,624
#	XM Satellite Radio 144A 13.00% 8/1/13		15,000	16,463

				2,773,660

	Metals & Mining–0.38%
#	Algoma Acquisition 144A 9.875% 6/15/15		55,000	47,025
	ArcelorMittal 9.85% 6/1/19		75,000	93,870
	Century Aluminum 8.00% 5/15/14		57,500	54,481
	Compass Minerals International 8.00% 6/1/19		6,000	6,161
#	Essar Steel Algoma 144A 9.375% 3/15/15		10,000	9,550
#	FMG Finance 144A 10.625% 9/1/16		142,000	156,910
	Noranda Aluminum Acquisition PIK 5.373% 5/15/15		46,710	36,200
	Novelis 11.50% 2/15/15		45,000	47,250
	Reliance Steel & Aluminum 6.85% 11/15/36		60,000	58,320
	Rio Tinto Finance 9.00% 5/1/19		50,000	65,720
	Ryerson
	•7.719% 11/1/14		3,000	2,805
	12.00% 11/1/15		56,000	57,540
	Steel Dynamics 7.75% 4/15/16		32,000	32,320
	Teck Resources 9.75% 5/15/14		215,000	254,300
	10.25% 5/15/16		3,000	3,544
	Vale Overseas 6.875% 11/10/39		50,000	52,485

				978,481

	Multiline Retail–0.05%
	Burlington Coat Factory Investment Holdings 14.50% 10/15/14		106,000	111,830
	Macy’s Retail Holdings 6.65% 7/15/24		19,000	18,335

				130,165

	Multi-Utilities–0.17%
	CMS Energy 6.55% 7/17/17		70,000	71,120
	8.75% 6/15/19		10,000	11,091
	Xcel Energy 4.70% 5/15/20		330,000	344,059

				426,270

	Oil, Gas & Consumable Fuels–1.39%
	Anadarko Petroleum 5.95% 9/15/16		185,000	159,427
#	Antero Resources Finance 144A 9.375% 12/1/17		23,000	23,115
	Chesapeake Energy 6.50% 8/15/17		114,000	113,003
	Copano Energy 7.75% 6/1/18		5,000	4,750
#	El Paso Performance-Linked Trust 144A 7.75% 7/15/11		88,000	91,149
•	Enbridge Energy Partners 8.05% 10/1/37		75,000	73,948
	Energy Transfer Partners 9.70% 3/15/19		140,000	169,414
	Enterprise Products Operating
	5.20% 9/1/20		195,000	200,660
	•7.034% 1/15/68		100,000	92,130
	9.75% 1/31/14		65,000	78,483
	EOG Resources 2.95% 6/1/15		185,000	186,937
	Forest Oil 7.25% 6/15/19		22,000	21,340
#	Hilcorp Energy I 144A 7.75% 11/1/15		51,000	50,490
#	Holly 144A 9.875% 6/15/17		40,000	41,300
	Kinder Morgan Energy Partners 5.30% 9/15/20		70,000	72,539
	9.00% 2/1/19		125,000	155,834

LVIP Delaware Foundation® Funds–79

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)
#	Linn Energy/Finance 144A 8.625% 4/15/20	25,000	$25,719
#	Midcontinent Express Pipeline 144A 5.45% 9/15/14	95,000	98,940
	6.70% 9/15/19	50,000	51,814
#	Murray Energy 144A 10.25% 10/15/15	36,000	36,000
	Nexen 7.50% 7/30/39	85,000	99,938
#	NFR Energy/Finance 144A 9.75% 2/15/17	35,000	33,950
	Noble Energy 8.25% 3/1/19	235,000	284,866
	OPTI Canada 7.875% 12/15/14	21,000	18,375
	8.25% 12/15/14	38,000	33,250
	Petrobras International Finance 5.75% 1/20/20	216,000	218,601
	5.875% 3/1/18	20,000	20,684
	Petrohawk Energy 7.875% 6/1/15	62,000	62,465
	10.50% 8/1/14	2,000	2,160
	Petroleum Development 12.00% 2/15/18	39,000	40,463
	Plains All American Pipeline 8.75% 5/1/19	60,000	71,733
	Quicksilver Resources 7.125% 4/1/16	65,000	60,288
	Range Resources 8.00% 5/15/19	30,000	31,463
	Regency Energy Partners 8.375% 12/15/13	3,000	3,105
#	Rockies Express Pipeline 144A 5.625% 4/15/20	80,000	76,230
#	SandRidge Energy 144A 9.875% 5/15/16	71,000	72,420
	Shell International Finance 3.10% 6/28/15	65,000	66,082
	Total Capital 4.45% 6/24/20	125,000	127,849
	TransCanada Pipelines 3.40% 6/1/15	135,000	140,192
	•6.35% 5/15/67	135,000	120,480
#	Williams Partners 144A 5.25% 3/15/20	85,000	87,083
#	Woodside Finance 144A 4.50% 11/10/14	80,000	81,673
	8.125% 3/1/14	60,000	68,395

			3,568,737

	Paper & Forest Products–0.14%
#	Georgia-Pacific 144A 8.25% 5/1/16	19,000	20,354
	International Paper 9.375% 5/15/19	225,000	291,073
#	NewPage 144A 11.375% 12/31/14	53,000	48,363

			359,790

	Pharmaceuticals–0.51%
	Abbott Laboratories 4.125% 5/27/20	335,000	351,653
	Novartis Capital 4.40% 4/24/20	90,000	97,226
	Novartis Securities Investment 5.125% 2/10/19	40,000	44,857
#	Novasep Holding 144A 9.75% 12/15/16	100,000	98,750
	Pfizer 6.20% 3/15/19	205,000	244,042
#	Roche Holdings 144A 6.00% 3/1/19	320,000	373,410
	Teva Pharmaceutical Finance II 3.00% 6/15/15 Amb	90,000	91,868

			1,301,806

	Real Estate Investment Trusts–0.15%
	Developers Diversified Realty 5.375% 10/15/12	110,000	108,697
	7.50% 4/1/17	10,000	9,827
	9.625% 3/15/16	30,000	32,585
#	Digital Realty Trust 144A 5.875% 2/1/20	65,000	66,437
	ProLogis 6.25% 3/15/17	90,000	85,827
	7.375% 10/30/19	75,000	73,575

			376,948

	Road & Rail–0.14%
	Burlington Northern Santa Fe 4.70% 10/1/19	215,000	228,135
#	Kansas City Southern de Mexico 144A 12.50% 4/1/16	100,000	120,000

			348,135

	Semiconductors & Semiconductor Equipment–0.02%
	National Semiconductor 6.60% 6/15/17	55,000	61,705

			61,705

	Specialty Retail–0.03%
	Sally Holdings/Capital 10.50% 11/15/16	64,000	68,800

			68,800

	Textiles, Apparel & Luxury Goods–0.04%

LVIP Delaware Foundation® Funds–80

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

			Principal	Value
			Amount	(U.S. $)

	CORPORATE BONDS (continued)
	Textiles, Apparel & Luxury Goods (continued)
#	Invista 144A 9.25% 5/1/12		2,000	$2,035
	Quiksilver 6.875% 4/15/15		100,000	91,375

				93,410

	Tobacco–0.02%
#	Alliance One International 144A 10.00% 7/15/16		55,000	56,238

				56,238

	Trading Companies & Distributors–0.03%
	Avis Budget Car Rental 8.00% 5/15/16		41,000	38,489
#	RSC Equipment Rental 144A 10.25% 11/15/19		45,000	45,675

				84,164

	Wireless Telecommunication Services–0.24%
	American Tower 7.00% 10/15/17		115,000	128,799
	Cricket Communications 9.375% 11/1/14		65,000	66,300
#	Digicel 144A 12.00% 4/1/14		105,000	117,863
	MetroPCS Wireless 9.25% 11/1/14		24,000	24,840
	NII Capital 10.00% 8/15/16		63,000	66,623
	Rogers Communications 6.68% 11/4/39	CAD	50,000	50,137
	7.50% 3/15/15		55,000	65,700
	Sprint Capital 8.75% 3/15/32		79,000	75,840
	Windstream 7.875% 11/1/17		32,000	31,400

				627,502

	Total Corporate Bonds (Cost $28,046,696)			29,146,669

	NON-AGENCY ASSET-BACKED SECURITIES–1.01%
•#	AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.296% 10/6/21		95,000	94,914
	Ally Auto Receivables Trust 1.38% 7/15/14		45,000	45,093
•#	Ally Master Owner Trust Series 2010-1A 144A 2.10% 1/15/15		100,000	101,365
•	American Express Credit Account Master Trust Series 2010-1 B 0.95% 11/16/15		100,000	99,273
#	Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16		120,000	123,461
	Capital One Multi-Asset Execution Trust
	•Series 2006-A7 A7 0.38% 3/17/14		140,000	139,692
	Series 2007-A7 A7 5.75% 7/15/20		290,000	337,261
#	CIT Equipment Collateral Series 2009-VT1 A3 144A 3.07% 8/15/16		100,000	101,069
	Citibank Credit Card Issuance Trust
	•Series 2004-C1 C1 1.00% 7/15/13		55,000	54,396
	Series 2005-A7 A7 4.75% 10/22/12		85,000	86,055
	•Series 2009-A1 A1 2.10% 3/17/14		100,000	102,509
	CNH Equipment Trust Series 2009-C A3 1.85% 12/16/13		45,000	45,465
	Series 2010-A A4 2.49% 1/15/16		125,000	127,529
	Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		48,071	48,914
	Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		100,000	115,029
#	Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		100,000	97,457
#	Ford Credit Auto Lease Trust Series 2010-A A2 144A 1.04% 3/15/13		250,000	250,246
	Ford Credit Floorplan Master Owner Trust
	•Series 2009-2 A 1.90% 9/15/14		100,000	100,901
•	#Series 2010-1 A 144A 2.00% 12/15/14		120,000	121,257
	GE Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14		100,000	101,184
	Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		100,000	100,990
	John Deere Owner Trust Series 2010-A A4 2.13% 10/17/16		85,000	86,285

LVIP Delaware Foundation® Funds–81

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

			Principal	Value
			Amount	(U.S. $)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)

	World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		31,422	$31,901
	World Omni Automobile Lease Securitization Trust Series 2009-A A 31.65% 2/15/13		60,000	60,406

	Total Non-Agency Asset-Backed Securities Cost $2,506,051)			2,572,652

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.13%
	Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20		10,972	10,078
	Series 2005-5 2CB1 6.00% 6/25/35		5,195	3,937
	Series 2005-6 7A1 5.50% 7/25/20		8,602	8,139
•	ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36		100,000	71,300
@◆	Countrywide Home Loan Mortgage Pass Through Trust Series 2006-17 A5 6.00% 12/25/36		5,208	4,553
•	First Horizon Asset Securities Series 2004-AR5 4A1 5.665% 10/25/34		79,977	82,059
•	GSR Mortgage Loan Trust Series 2005-AR6 2A1 2.943% 9/25/35		11,692	10,970
	Series 2006-AR1 3A1 5.291% 1/25/36		38,874	35,737
•	JPMorgan Mortgage Trust Series 2005-A2 5A1 4.312% 4/25/35		24,713	24,151
	Series 2007-A1 7A4 5.295% 7/25/35		55,699	22,608
•	MASTR ARM Trust Series 2006-2 4A1 4.989% 2/25/36		18,710	17,722
	Wells Fargo Mortgage-Backed Securities Trust Series 2005-18 1A1 5.50% 1/25/36		40,384	35,703
	Series 2006-7 2A1 6.00% 6/25/36		16,165	14,415

	Total Non-Agency Collateralized Mortgage Obligations (Cost $283,618)			341,372

	REGIONAL AGENCIES–0.10%
	Australia–0.10%
	New South Wales Treasury 2.75% 11/20/25	AUD	86,000	73,122
	6.00% 5/1/20	AUD	180,000	155,423
	Queensland Treasury 6.00% 6/14/21	AUD	45,000	38,879

	Total Regional Agencies (Cost $269,412)			267,424

	REGIONAL AUTHORITIES–0.11%
	Canada–0.11%
	Province of British Columbia Canada 2.85% 6/15/15		65,000	67,215
	Province of Manitoba Canada
	2.625% 7/15/15		30,000	30,546
	Province of Ontario Canada
	4.40% 4/14/20		85,000	90,498
	Province of Quebec Canada
	4.50% 12/1/19	CAD	17,000	16,642
	4.875% 5/5/14		70,000	77,267

	Total Regional Authorities (Cost $274,646)			282,168

«	SENIOR SECURED LOANS–0.50%
	Allied Security Holdings Term Tranche Loan 6.75% 2/23/15		74,269	74,270
	ATI Holdings Term Tranche Loan 7.00% 2/18/16		25,000	24,125
	BWAY Holding Term Tranche Loan B 5.50% 3/28/17		91,429	91,524
	Calpine Term Tranche Loan 7.00% 4/21/17		100,000	99,188
	Delta Air Lines Term Tranche Loan 8.75% 9/16/13		149,524	150,583
	Graham Packaging Term Tranche Loan C 6.75% 4/5/14		52,222	52,532
	ICL Industrial Containers Term Tranche Loan C 3.75% 6/16/17		8,571	8,580

LVIP Delaware Foundation® Funds–82

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

			Principal	Value
			Amount	(U.S. $)

	SENIOR SECURED LOANS (continued)

	JohnsonDiversey Term Tranche Loan B 5.50% 11/24/15		59,850	$59,925
	Nuveen Investments 2nd Lien Term Tranche Loan 12.50% 7/9/15		120,000	126,240
	PQ Term Tranche Loan 6.73% 7/30/15		95,000	86,450
	RehabCare Group Term Tranche Loan B 6.00% 11/3/15		44,888	44,725
	Rental Service 2nd Lien Term Tranche Loan 3.817% 10/7/13		160,000	146,533
	Rockwood Specialties Term Tranche Loan H 6.00% 5/15/14		85,000	85,230
	Smurfit-Stone Container Enterprise Term Tranche Loan 6.75% 1/2/16		55,000	54,943
	SunGard Data Systems Term Tranche Loan 6.75% 2/28/14		54,860	54,980
	Texas Competitive Electric Holdings Term Trance Loan B2 3.729% 10/10/14		99,872	74,192
	Univision Communications Term Tranche Loan B 2.533% 9/29/14		54,054	45,210

	Total Senior Secured Loans (Cost $1,269,719)			1,279,230

	SOVEREIGN DEBT–2.12%
	Australia–0.54%
	Australian Government Bonds
	3.00% 9/20/25	AUD	86,000	77,635
	4.50% 4/15/20	AUD	643,000	515,973
	6.00% 2/15/17	AUD	360,000	321,525
	6.25% 4/15/15	AUD	526,000	472,131

				1,387,264

	Brazil–0.08%
	Federal Republic of Brazil 11.00% 8/17/40		156,000	209,664

				209,664

	Canada–0.21%
	Canadian Government 2.50% 6/1/15	CAD	540,000	511,461
	Export Development Canada 2.25% 5/28/15		35,000	35,438

				546,899

	Colombia–0.04%
	Republic of Colombia 11.75% 2/25/20		72,000	107,280

				107,280

	Indonesia–0.40%
	Indonesia Treasury Bonds
	9.50% 6/15/15	IDR	1,280,000,000	152,347
	10.50% 8/15/30	IDR	1,280,000,000	153,637
	10.75% 5/15/16	IDR	3,360,000,000	422,243
	11.00% 11/15/20	IDR	820,000,000	108,457
	12.80% 6/15/21	IDR	1,200,000,000	175,399

				1,012,083

	Norway–0.61%
	Eksportfinans
	3.00% 11/17/14		105,000	108,241
	5.50% 5/25/16		250,000	284,497
#	Kommunalbanken 144A 2.75% 5/5/15		100,000	101,907
	Norway Government Bonds
	4.25% 5/19/17	NOK	1,990,000	332,853
	4.50% 5/22/19	NOK	2,280,000	387,945
	5.00% 5/15/15	NOK	2,012,000	344,563

				1,560,006

	Republic of Korea–0.04%
#	Korea Expressway 144A 4.50% 3/23/15		100,000	102,577

				102,577

	Russia–0.12%
Ω	Russian-Eurobond 5.00% 3/31/30		258,520	292,076

				292,076

	Sweden–0.05%
	Svensk Exportkredit 3.25% 9/16/14		130,000	134,998

				134,998

	Turkey–0.03%
	Republic of Turkey 6.875% 3/17/36		61,000	63,288

				63,288

	Total Sovereign Debt (Cost $5,364,468)			5,416,135

	SUPRANATIONAL BANKS–0.72%
	Asian Development Bank
	2.75% 5/21/14		200,000	207,589

LVIP Delaware Foundation® Funds–83

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

			Principal	Value
			Amount	(U.S. $)

	SUPRANATIONAL BANKS (continued)

	European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	2,000,000	$64,081
	European Investment Bank 9.00% 12/21/18	ZAR	1,500,000	195,670
	Inter-American Development Bank 2.25% 7/15/15		90,000	90,532
	International Bank for Reconstruction & Development
	2.375% 5/26/15		120,000	122,149
	3.375% 4/30/15	NOK	820,000	127,446
	5.375% 12/15/14	NZD	318,000	223,567
	International Finance 5.75% 3/16/15	AUD	876,000	749,733
	Nordic Investment Bank 2.50% 7/15/15		65,000	65,923

	Total Supranational Banks (Cost $1,859,899)			1,846,690

	U.S. TREASURY OBLIGATIONS–1.16%
	U.S. Treasury Bond
	4.625% 2/15/40		90,000	101,180
¥	U.S. Treasury Inflation Index Note 1.625% 1/15/15		496,657	524,904
	U.S. Treasury Notes
	1.125% 6/15/13		90,000	90,372
	1.875% 6/30/15		745,000	747,969
	3.50% 5/15/20		1,425,000	1,491,572

	Total U.S. Treasury Obligations (Cost $2,882,414)			2,955,997

			Number
			of Shares

	WARRANT–0.00%
†	US Airways		8	0

	Total Warrant (Cost $0)			0

			Principal
			Amount

≠	DISCOUNTED COMMERCIAL PAPER–6.64%
	BNP Paribas Finance 0.03% 7/1/10		8,895,000	8,895,000
	Novartis Finance 0.05% 7/1/10		8,105,000	8,105,000

	Total Discounted Commercial Paper (Cost $17,000,000)			17,000,000

			Number
			of Shares

	SHORT-TERM INVESTMENT–0.70%
	Money Market Mutual Fund–0.70%
	Dreyfus Treasury & Agency Cash Management Fund		1,800,855	1,800,855

	Total Short-Term Investment (Cost $1,800,855)			1,800,855

TOTAL VALUE OF SECURITIES–102.85% (Cost $251,902,687)	$263,319,736

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.85%)	(7,288,896)

NET ASSETS APPLICABLE TO 24,084,921 SHARES OUTSTANDING–100.00%	$256,030,840

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND STANDARD CLASS ($222,845,589 / 20,959,237 Shares)	$10.632

NET ASSET VALUE–LVIP DELAWARE FOUNDATION® AGGRESSIVE ALLOCATION FUND SERVICE CLASS ($33,185,251 / 3,125,684 Shares)	$10.617

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$293,021,658
Undistributed net investment income	5,911,183
Accumulated net realized loss on investments	(54,383,605)
Net unrealized appreciation of investments and foreign currencies	11,481,604

Total net assets	$256,030,840

Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD–Australian Dollar
BRL–Brazilian Real
CAD–Canadian Dollar
EUR–European Monetary Unit
GBP–British Pound Sterling
HKD–Hong Kong Dollar

LVIP Delaware Foundation® Funds–84

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

IDR–Indonesian Rupiah
INR–Indian Rupee
JPY– Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Kroner
NZD–New Zealand Dollar
PLN–Polish Zloty
RUB–Russian Ruble
THB –Thailand Baht
TRY–Turkish Lira
USD–United States Dollar
ZAR–South African Rand

†	Non income producing security.

@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $1,070,530, which represented 0.42% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

§	Developed Market–countries that are thought to be most developed and therefore less risky than emerging markets.

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $44,650,860, which represented 17.44% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

×	Emerging Market–developing countries with relatively low per capita income, often with above-average economic growth potential but with more risks.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $8,766,848, which represented 3.42% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

f	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

¥	Fully or partially pledged as collateral for financial futures contracts.

≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR–American Depositary Receipts
ARM–Adjustable Rate Mortgage
GDR–Global Depositary Receipts
MASTR–Mortgage Asset Securitization Transaction, Inc.
NVDR–Non-Voting Depositary Receipts
PIK–Pay-in-kind
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduit
S.F.–Single Family
TBA–To be announced
yr–Year

LVIP Delaware Foundation® Funds–85

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

1 The following foreign currency exchange contracts and financial futures contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(226,354)	USD	195,391	8/3/10	$5,735
AUD	(597,233)	USD	516,720	8/3/10	16,314
AUD	(877,594)	USD	759,523	8/3/10	24,210
AUD	(617,043)	USD	532,305	8/3/10	15,300
BRL	(179,860)	USD	99,618	8/3/10	1,075
BRL	1,227,436	USD	(679,267)	8/3/10	(7,026)
CAD	151,088	USD	(144,824)	8/3/10	(2,919)
CAD	(355,298)	USD	340,566	8/3/10	6,863
CAD	(98,434)	USD	94,252	8/3/10	1,801
CAD	(179,356)	USD	171,374	8/3/10	2,891
EUR	(14,991)	USD	18,476	8/3/10	139
EUR	(222,714)	USD	275,718	8/3/10	3,303
EUR	(52,890)	USD	65,120	8/3/10	427
EUR	(917,147)	USD	1,129,361	8/3/10	7,544
GBP	(174,959)	USD	262,255	8/3/10	907
GBP	(72,915)	USD	109,290	8/3/10	372
GBP	(317,802)	USD	475,887	8/3/10	1,167
HKD	36,928	USD	(4,746)	7/1/10	(4)
IDR	(1,172,099,000)	USD	(128,309)	8/3/10	(320)
INR	18,311,410	USD	(391,688)	8/3/10	1,026
JPY	72,390	USD	(1,000)	7/2/10	(181)
KRW	54,135,050	USD	(45,034)	7/1/10	(780)
MXN	(23,973)	USD	1,876	8/3/10	29
MYR	1,707,888	USD	(527,207)	8/3/10	51
MYR	(873,305)	USD	268,991	8/3/10	(616)
MYR	(329,153)	USD	101,390	7/1/10	(384)
NOK	(3,717,081)	USD	574,695	8/3/10	4,516
NOK	(2,347,070)	USD	360,505	8/3/10	478
NOK	(4,571,638)	USD	703,961	8/3/10	2,697
NOK	638,733	USD	(98,101)	8/3/10	(123)
NZD	(325,217)	USD	228,952	8/3/10	6,530
PLN	58,983	USD	(17,526)	7/1/10	(139)
RUB	(6,105,555)	USD	196,200	8/3/10	1,603
THB	(33,234,033)	USD	1,023,089	7/1/10	(2,963)
TRY	(88,926)	USD	56,006	7/1/10	(141)
ZAR	(1,498,719)	USD	195,070	8/3/10	1,015
ZAR	(1,390,589)	USD	178,307	7/1/10	(2,815)

					$87,582

Financial Futures Contracts

Contracts to				Unrealized
Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
16 U.S. Treasury 5yr	$1,878,256	$1,893,625	9/30/10	$15,369
22 U.S. Treasury 10 yr	2,669,207	2,696,031	9/30/10	26,824
7 U.S. Ultra Bond	936,186	950,688	9/21/10	14,502

	$5,483,649			$56,695

LVIP Delaware Foundation® Funds–86

LVIP Delaware Foundation® Aggressive Allocation Fund
Statement of Net Assets (continued)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP Delaware Foundation® Funds–87

LVIP Delaware Foundation® Funds
Statements of Operations
Six Months Ended June 30, 2010 (Unaudited)

	LVIP	LVIP	LVIP
	Delaware	Delaware	Delaware
	Foundation®	Foundation®	Foundation®
	Conservative	Moderate	Aggressive
	Allocation Fund	Allocation Fund	Allocation Fund

INVESTMENT INCOME:
Interest	$7,421,524	$911,118	$1,655,468
Dividends	2,226,987	726,037	3,270,273
Foreign tax withheld	(117,212)	(27,825)	(149,637)

	9,531,299	1,609,330	4,776,104

EXPENSES:
Management fees	1,444,139	321,811	1,042,374
Reports and statements to shareholders	153,119	4,881	90,300
Accounting and administration expenses	90,269	21,095	65,557
Distribution expenses-Service Class	61,543	108	46,713
Custodian fees	35,746	19,553	31,515
Professional fees	22,026	19,560	28,058
Trustees’ fees	6,368	1,378	4,631
Other	41,916	40,323	40,410

	1,855,126	428,709	1,349,558
Less expenses waived/reimbursed	(387,954)	(115,372)	(288,267)

Total operating expenses	1,467,172	313,337	1,061,291

NET INVESTMENT INCOME	8,064,127	1,295,993	3,714,813

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	15,298,632	2,407,740	9,797,109
Foreign currencies	309,115	26,415	(48,968)
Futures contracts	218,711	87,519	126,945

Net realized gain	15,826,458	2,521,674	9,875,086
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(27,051,710)	(7,086,153)	(29,954,934)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(11,225,252)	(4,564,479)	(20,079,848)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,161,125)	$(3,268,486)	$(16,365,035)

See accompanying notes

LVIP Delaware Foundation® Funds–88

LVIP Delaware Foundation® Funds
Statements of Changes in Net Assets

	LVIP		LVIP		LVIP
	Delaware		Delaware		Delaware
	Foundation®		Foundation®		Foundation®
	Conservative		Moderate		Aggressive
	Allocation Fund		Allocation Fund		Allocation Fund
	Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year
	6/30/10	Ended	6/30/10	Ended	6/30/10	Ended
	(Unaudited)	12/31/09	(Unaudited)	12/31/09	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,064,127	$11,978,248	$1,295,993	$1,537,468	$3,714,813	$4,813,416
Net realized income (loss) on investments and foreign currencies	15,826,458	(7,519,346)	2,521,674	275,956	9,875,086	(29,217,675)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(27,051,710)	68,591,038	(7,086,153)	11,503,025	(29,954,934)	93,085,156

Net increase (decrease) in net assets resulting from operations	(3,161,125)	73,049,940	(3,268,486)	13,316,449	(16,365,035)	68,680,897

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(8,972,827)	—	(1,655,475)	—	(3,664,738)
Service Class	—	(1,156,599)	—	(149)	—	(541,665)

	—	(10,129,426)	—	(1,655,624)	—	(4,206,403)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,891,328	35,883,683	10,457,789	67,894,146	8,053,606	75,250,938
Service Class	1,757,770	3,250,862	137,839	20,969	3,647,961	8,313,871
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	8,972,827	—	1,655,474	—	3,664,738
Service Class	—	1,156,599	—	149	—	541,665

	7,649,098	49,263,971	10,595,628	69,570,738	11,701,567	87,771,212

Cost of shares repurchased:
Standard Class	(21,749,442)	(47,876,316)	(6,845,521)	(14,381,599)	(18,136,259)	(42,754,376)
Service Class	(4,858,563)	(9,185,243)	(5,697)	(1,234)	(9,586,177)	(25,495,789)

	(26,608,005)	(57,061,559)	(6,851,218)	(14,382,833)	(27,722,436)	(68,250,165)

Increase (decrease) in net assets derived from capital share transactions	(18,958,907)	(7,797,588)	3,744,410	55,187,905	(16,020,869)	19,521,047

NET INCREASE (DECREASE) IN NET ASSETS	(22,120,032)	55,122,926	475,924	66,848,730	(32,385,904)	83,995,541
NET ASSETS:
Beginning of period	392,592,590	337,469,664	83,535,385	16,686,655	288,416,744	204,421,203

End of period	$370,472,558	$392,592,590	$84,011,309	$83,535,385	$256,030,840	$288,416,744

Undistributed net investment income	$12,849,843	$4,054,051	$1,997,800	$610,442	$5,911,183	$2,237,033

See accompanying notes

LVIP Delaware Foundation® Funds–89

LVIP Delaware Foundation® Conservative Allocation Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$12.957	$10.834	$16.910	$16.957	$15.708	$15.391

Income (loss) from investment operations:
Net investment income[3]	0.275	0.402	0.347	0.416	0.366	0.305
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.390)	2.065	(4.569)	0.353	1.285	0.384

Total from investment operations	(0.115)	2.467	(4.222)	0.769	1.651	0.689

Less dividends and distributions from:
Net investment income	—	(0.344)	(0.351)	(0.421)	(0.402)	(0.372)
Net realized gain on investments	—	—	(1.503)	(0.395)	—	—

Total dividends and distributions	—	(0.344)	(1.854)	(0.816)	(0.402)	(0.372)

Net asset value, end of period	$12.842	$12.957	$10.834	$16.910	$16.957	$15.708

Total return[4]	(0.89% )	22.85%	(26.96% )	4.58%	10.57%	4.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$323,421	$341,991	$290,659	$477,666	$525,479	$545,772
Ratio of expenses to average net assets	0.73%	0.67%	0.52%	0.48%	0.50%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.93%	0.79%	0.52%	0.48%	0.50%	0.51%
Ratio of net investment income to average net assets	4.22%	3.48%	2.39%	2.38%	2.25%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	4.02%	3.36%	2.39%	2.38%	2.25%	1.96%
Portfolio turnover	175%	178%	116%	174%	143%	92%

[1]	Effective June 15, 2009, the LVIP Delaware Managed Fund (the Managed Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Delaware Foundation® Funds–90

LVIP Delaware Foundation® Conservative Allocation Fund
Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Conservative Allocation Fund Service Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$12.972	$10.841	$16.899	$16.946	$15.699	$15.386

Income (loss) from investment operations:
Net investment income[3]	0.258	0.368	0.297	0.372	0.326	0.265
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.390)	2.062	(4.557)	0.352	1.283	0.383

Total from investment operations	(0.132)	2.430	(4.260)	0.724	1.609	0.648

Less dividends and distributions from:
Net investment income	—	(0.299)	(0.295)	(0.376)	(0.362)	(0.335)
Net realized gain on investments	—	—	(1.503)	(0.395)	—	—

Total dividends and distributions	—	(0.299)	(1.798)	(0.771)	(0.362)	(0.335)

Net asset value, end of period	$12.840	$12.972	$10.841	$16.899	$16.946	$15.699

Total return[4]	(1.02% )	22.49%	(27.21% )	4.32%	10.30%	4.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,052	$50,602	$46,811	$74,799	$2,059	$1,016
Ratio of expenses to average net assets	0.98%	0.96%	0.87%	0.73%	0.75%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.18%	1.08%	0.87%	0.73%	0.75%	0.76%
Ratio of net investment income to average net assets	3.97%	3.19%	2.04%	2.13%	2.00%	1.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.77%	3.07%	2.04%	2.13%	2.00%	1.71%
Portfolio turnover	175%	178%	116%	174%	143%	92%

[1]	Effective June 15, 2009, the LVIP Delaware Managed Fund (the Managed Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Managed Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Delaware Foundation® Funds–91

LVIP Delaware Foundation® Moderate Allocation Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$12.613	$11.050	$14.800	$15.260	$13.530	$13.360

Income (loss) from investment operations:
Net investment income[3]	0.190	0.363	0.411	0.441	0.405	0.341
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.651)	1.841	(3.622)	(0.404)	1.739	0.135

Total from investment operations	(0.461)	2.204	(3.211)	0.037	2.144	0.476

Less dividends and distributions from:
Net investment income	—	(0.641)	(0.539)	(0.497)	(0.414)	(0.306)

Total dividends and distributions	—	(0.641)	(0.539)	(0.497)	(0.414)	(0.306)

Net asset value, end of period	$12.152	$12.613	$11.050	$14.800	$15.260	$13.530

Total return[4]	(3.65% )	21.04%	(22.48% )	0.33%	16.20%	3.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$83,865	$83,514	$16,687	$27,018	$35,626	$38,227
Ratio of expenses to average net assets	0.73%	0.77%	0.99%	0.83%	0.81%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.00%	1.01%	0.99%	0.86%	0.84%	0.85%
Ratio of net investment income to average net assets	3.02%	3.10%	3.19%	2.89%	2.88%	2.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.75%	2.86%	3.19%	2.86%	2.85%	2.52%
Portfolio turnover	149%	67%[5]	131%	134%	131%	200%

[1]	Effective June 15, 2009, the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series), was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Due to the Fund’s reorganization on June 12, 2009, portfolio turnover is representative for the period June 15, 2009 through December 31, 2009.

See accompanying notes

LVIP Delaware Foundation® Funds–92

LVIP Delaware Foundation® Moderate Allocation Fund
Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Foundation® Moderate Allocation Fund Service Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$12.855	$11.130	$14.770	$15.240	$13.520	$13.340

Income (loss) from investment operations:
Net investment income[3]	0.174	0.332	0.376	0.403	0.371	0.310
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.659)	1.955	(3.515)	(0.409)	1.732	0.145

Total from investment operations	(0.485)	2.287	(3.139)	(0.006)	2.103	0.455

Less dividends and distributions from:
Net investment income	—	(0.562)	(0.501)	(0.464)	(0.383)	(0.275)

Total dividends and distributions	—	(0.562)	(0.501)	(0.464)	(0.383)	(0.275)

Net asset value, end of period	$12.370	$12.855	$11.130	$14.770	$15.240	$13.520

Total return[4]	(3.77% )	21.55%	(21.98% )	0.05%	15.88%	3.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$146	$21	$—	$6	$6	$5
Ratio of expenses to average net assets	0.98%	1.02%	1.24%	1.08%	1.06%	1.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.25%	1.26%	1.29%	1.16%	1.14%	1.15%
Ratio of net investment income to average net assets	2.77%	2.85%	2.94%	2.64%	2.63%	2.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.50%	2.61%	2.89%	2.56%	2.55%	2.22%
Portfolio turnover	149%	67% [5]	131%	134%	131%	200%

[1]	Effective June 15, 2009, the Delaware VIP Balanced Series, a series of Delaware VIP Trust (the Balanced Series), was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the Balanced Series.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[5]	Due to the Fund’s reorganization on June 12, 2009, portfolio turnover is representative for the period June 15, 2009 through December 31, 2009.

See accompanying notes

LVIP Delaware Foundation® Funds–93

LVIP Delaware Foundation® Aggressive Allocation Fund
Financial Highlights1

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09[3]	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$11.303	$8.695	$15.589	$15.646	$14.535	$14.186

Income (loss) from investment operations:
Net investment income[4]	0.152	0.200	0.275	0.301	0.273	0.187
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.823)	2.575	(5.059)	0.668	1.767	0.729

Total from investment operations	(0.671)	2.775	(4.784)	0.969	2.040	0.916

Less dividends and distributions from:
Net investment income	—	(0.167)	(0.828)	(0.272)	(0.197)	(0.177)
Net realized gain on investments	—	—	(1.267)	(0.754)	(0.732)	(0.390)
Return on capital	—	—	(0.015)	—	—	—

Total dividends and distributions	—	(0.167)	(2.110)	(1.026)	(0.929)	(0.567)

Net asset value, end of period	$10.632	$11.303	$8.695	$15.589	$15.646	$14.535

Total return[5]	(5.94% )	31.99%	(33.22% )	6.37%	14.51%	6.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$222,846	$246,994	$158,129	$280,964	$291,846	$273,272
Ratio of expenses to average net assets	0.73%	0.79%	0.85%	0.87%	0.91%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.94%	0.93%	0.85%	0.87%	0.91%	0.93%
Ratio of net investment income to average net assets	2.71%	2.07%	2.10%	1.88%	1.83%	1.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.50%	1.93%	2.10%	1.88%	1.83%	1.33%
Portfolio turnover	96%	185%	116%	99%	78%	91%

[1]	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund (the UBS Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Delaware Foundation® Funds–94

LVIP Delaware Foundation® Aggressive Allocation Fund
Financial Highlights1 (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Foundation® Aggressive Allocation Fund Service Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09[3]	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$11.300	$8.696	$15.573	$15.631	$14.528	$14.179

Income (loss) from investment operations:
Net investment income[4]	0.138	0.176	0.243	0.261	0.235	0.152
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.821)	2.573	(5.048)	0.667	1.765	0.729

Total from investment operations	(0.683)	2.749	(4.805)	0.928	2.000	0.881

Less dividends and distributions from:
Net investment income	—	(0.145)	(0.788)	(0.232)	(0.165)	(0.142)
Net realized gain on investments	—	—	(1.267)	(0.754)	(0.732)	(0.390)
Return on capital	—	—	(0.017)	—	—	—

Total dividends and distributions	—	(0.145)	(2.072)	(0.986)	(0.897)	(0.532)

Net asset value, end of period	$10.617	$11.300	$8.696	$15.573	$15.631	$14.528

Total return[5]	(6.04% )	31.66%	(33.38% )	6.11%	14.23%	6.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,185	$41,423	$46,292	$63,912	$34,215	$10,517
Ratio of expenses to average net assets	0.98%	1.04%	1.10%	1.12%	1.16%	1.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.19%	1.18%	1.10%	1.12%	1.16%	1.18%
Ratio of net investment income to average net assets	2.46%	1.82%	1.85%	1.63%	1.58%	1.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.25%	1.68%	1.85%	1.63%	1.58%	1.08%
Portfolio turnover	96%	185%	116%	99%	78%	91%

[1]	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund (the UBS Fund) was reorganized into the Fund. The financial highlights for the periods prior to June 15, 2009 reflect the performance of the UBS Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing June 15, 2009, Delaware Management Company replaced UBS Global Asset Management (Americas) Inc. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Delaware Foundation® Funds–95

LVIP Delaware Foundation® Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Foundation® Conservative Allocation Fund, LVIP Delaware Foundation® Moderate Allocation Fund, and LVIP Delaware Foundation® Aggressive Allocation Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The investment objective of LVIP Delaware Foundation® Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

The investment objective of LVIP Delaware Foundation® Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of LVIP Delaware Foundation® Aggressive Allocation Fund is to seek long-term capital growth.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate

LVIP Delaware Foundation® Funds–96

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of each Fund. LIAC has contractually agreed to waive 0.10% of average daily net asset of each Fund’s advisory fee. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Funds.

LIAC has contractually agreed to waive its fees and/or reimburse each Fund to the extent that each Fund’s annual operating expenses (excluding distribution fees) exceed 0.73% of average daily net assets of each Fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Funds.

Delaware Management Company (DMC) (Sub-Advisor), a series of Delaware Management Business Trust is responsible for the day-to-day management of the Funds’ investment portfolio. For these services, LIAC, not the Funds, pays DMC at an annual rate of 0.35% of each Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Funds. For these services, each Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Administration fees	$13,078	$2,879	$9,498
Support fees	5,014	2,127	3,982

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Funds had liabilities payable to affiliates as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Management fees payable to LIAC	$173,385	$28,450	$115,301
Distribution fees payable to LFD	9,809	29	7,122

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

LVIP Delaware Foundation® Funds–97

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

3.	Investments
For the six months ended June 30, 2010, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Purchases other than U.S. government securities	$247,331,799	$48,681,397	$116,460,403
Purchases of U.S. government securities	71,475,027	17,607,325	11,460,715
Sales other than U.S. government securities	275,534,076	44,701,692	134,949,864
Sales of U.S. government securities	60,941,745	15,014,543	10,106,845

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Cost of investments	$378,486,933	$87,387,026	$254,354,780

Aggregate unrealized appreciation	$19,963,976	$4,973,862	$20,993,487
Aggregate unrealized depreciation	(10,534,878)	(3,418,444)	(12,028,531)

Net unrealized appreciation	$9,429,098	$1,555,418	$8,964,956

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2010:

LVIP Delaware Foundation® Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$53,672,594	$381,970	$54,054,564
Common Stock	82,644,738	28,625,856	—	111,270,594
Corporate Debt	—	124,674,805	588,871	125,263,676
Foreign Debt	—	28,400,091	917,965	29,318,056
Investment Companies	19,723,288	—	—	19,723,288
Municipal Bonds	—	533,524	—	533,524
U. S. Treasury Obligations	—	16,464,563	—	16,464,563
Short-Term	1,430,923	28,937,624	—	30,368,547
Preferred Stock	90,000	829,219	—	919,219

Total	$103,888,949	$282,138,276	$1,888,806	$387,916,031

Foreign Currency Exchange Contracts	$—	$368,138	$—	$368,138

Financial Futures Contracts	$—	$127,514	$—	$127,514

LVIP Delaware Foundation® Funds–98

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-
		Backed	Corporate	Foreign
	Total	Securities	Debt	Debt

Balance as of 12/31/09	$2,726,697	$593,519	$—	$2,133,178
Purchases	1,810,375	279,998	599,254	931,123
Sales	(1,373,111)	(148,898)	—	(1,224,213)
Net realized loss	(327,123)	(288,667)	—	(38,456)
Transfers out of Level 3	(1,138,993)	(370,000)	—	(768,993)
Net change in unrealized appreciation/depreciation	190,961	316,018	(10,383)	(114,674)

Balance as of 6/30/10	$1,888,806	$381,970	$588,871	$917,965

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/10	$(20,433)	$3,109	$(10,383)	$(13,159)

LVIP Delaware Foundation® Moderate Allocation Fund

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$8,873,028	$201,196	$9,074,224
Common Stock	28,711,587	10,079,178	—	38,790,765
Corporate Debt	—	18,827,207	85,846	18,913,053
Foreign Debt	—	4,322,046	87,365	4,409,411
Investment Companies	6,797,465	—	—	6,797,465
Municipal Bonds	—	38,502	—	38,502
U.S. Treasury Obligations	—	3,550,458	—	3,550,458
Short-Term	344,000	6,895,000	—	7,239,000
Preferred Stock	—	129,566	—	129,566

Total	$35,853,052	$52,714,985	$374,407	$88,942,444

Foreign Currency Exchange Contracts	$—	$45,671	$—	$45,671

Financial Futures Contracts	$—	$10,948	$—	$10,948

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-
		Backed	Corporate	Foreign
	Total	Securities	Debt	Debt

Balance as of 12/31/09	$337,852	$149,053	$—	$188,799
Purchases	276,232	99,999	87,603	88,630
Sales	(82,351)	—	—	(82,351)
Net realized gain	1,898	—	—	1,898
Transfers out of Level 3	(144,252)	(50,000)	—	(94,252)
Net change in unrealized appreciation/depreciation	(14,972)	2,144	(1,757)	(15,359)

Balance as of 6/30/10	$374,407	$201,196	$85,846	$87,365

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/10	$(688)	$2,334	$(1,757)	$(1,265)

LVIP Delaware Foundation® Funds–99

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

LVIP Delaware Foundation® Aggressive Allocation Fund

	Level 1	Level 2	Level 3	Total

Agency, Asset-Backed & Mortgage-Backed Securities	$—	$15,175,670	$100,430	$15,276,100
Common Stock	120,109,572	44,763,127	—	164,872,699
Corporate Debt	—	31,554,284	151,767	31,706,051
Foreign Debt	—	7,657,804	154,613	7,812,417
Investment Companies	21,860,517	—	—	21,860,517
U.S. Treasury Obligations	—	2,955,997	—	2,955,997
Short-Term	1,800,855	17,000,000	—	18,800,855
Preferred Stock	35,100	—	—	35,100

Total	$143,806,044	$119,106,882	$406,810	$263,319,736

Foreign Currency Exchange Contracts	$—	$87,582	$—	$87,582

Financial Futures Contracts	$—	$56,695	$—	$56,695

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed &
		Mortgage-
		Backed	Corporate	Foreign
	Total	Securities	Debt	Debt

Balance as of 12/31/09	$448,936	$95,361	$—	$353,575
Purchases	411,452	99,999	154,077	157,376
Sales	(135,341)	—	—	(135,341)
Net realized gain	9,533	—	—	9,533
Transfers out of Level 3	(293,490)	(95,000)	—	(198,490)
Net change in unrealized appreciation/depreciation	(34,280)	70	(2,310)	(32,040)

Balance as of 6/30/10	$406,810	$100,430	$151,767	$154,613

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/10	$(5,003)	$70	$(2,310)	$(2,763)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended December 31, 2009:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Ordinary Income	$10,129,426	$1,655,624	$4,206,403

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Share of beneficial interest	$372,267,060	$90,236,906	$293,021,658
Undistributed ordinary income	13,287,914	2,058,303	6,033,398
Realized gains 1/1/10-6/30/10	14,185,802	2,467,750	8,369,148
Capital loss carryforwards as of 12/31/09	(38,399,196)	(12,264,986)	(60,243,965)
Other temporary differences	(70,761)	(14,968)	(27,367)
Unrealized appreciation on investments and foreign currencies	9,201,739	1,528,304	8,877,968

Net assets	$370,472,558	$84,011,309	$256,030,840

LVIP Delaware Foundation® Funds–100

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, tax deferral of losses on straddles, partnership interest, market-to-market of financial futures contracts and foreign currency contracts, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to market discount and premium on certain debt instruments, tax treatment of gain (loss) on foreign currency transactions, and paydown gain (loss) on asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Undistributed net investment income	$731,665	$91,365	$(40,663)
Accumulated net realized loss	(731,665)	(91,783)	40,663
Paid-in-capital	—	418	—

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows:

	LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Year of Expiration
12/31/10	$—	$9,576,012	$—
12/31/11	—	473,349	—
12/31/16	19,960,292	2,215,625	17,281,120
12/31/17	18,438,904	—	42,962,845

Total	$38,399,196	$12,264,986	$60,243,965

For the six months ended June 30, 2010, the Funds had the following capital gains, which may reduce the capital loss carryforwards.

LVIP Delaware Foundation®	LVIP Delaware Foundation®	LVIP Delaware Foundation®
Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

$14,185,802	$2,467,750	$8,369,148

6.	Capital Shares
Transactions in capital shares were as follows:

	LVIP Delaware Foundation®		LVIP Delaware Foundation®		LVIP Delaware Foundation®
	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09

Shares sold:
Standard Class	448,385	3,110,375	821,423	6,187,635	709,038	7,827,234
Service Class	132,966	289,686	10,668	1,690	318,572	908,683
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	705,438	—	145,019	—	333,041
Service Class	—	90,936	—	12	—	49,322

	581,351	4,196,435	832,091	6,334,356	1,027,610	9,118,280

Shares repurchased:
Standard Class	(1,657,356)	(4,249,803)	(541,738)	(1,221,815)	(1,602,748)	(4,494,391)
Service Class	(369,497)	(797,798)	(434)	(98)	(858,518)	(2,615,601)

	(2,026,853)	(5,047,601)	(542,172)	(1,221,913)	(2,461,266)	(7,109,992)

Net increase (decrease)	(1,445,502)	(851,166)	289,919	5,112,443	(1,433,656)	2,008,288

LVIP Delaware Foundation® Funds–101

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Funds may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts–The Funds may use futures in the normal course of pursuing their investment objectives. The Funds may invest in financial futures contracts to hedge Funds’ existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Fair values of derivative instruments as of June 30, 2010 were as follows:

LVIP Delaware Foundation® Conservative Allocation Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value

Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$379,441	Liabilities net of receivables and other assets	$(11,303)

Interest rate contracts (Futures)	Receivables and other assets net of liabilities	127,514	Liabilities net of receivables and other assets	—

Total		$506,955		$(11,303)

LVIP Delaware Foundation® Funds–102

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

7.	Derivatives (continued)

LVIP Delaware Foundation® Conservative Allocation Fund
The effect of derivative instruments on the statements of operations for the six months ended June 30, 2010 was as follows:

			Change in Unrealized
	Location of Gain or Loss	Realized Gain or Loss	Appreciation or Depreciation
	on Derivatives	on Derivatives	on Derivatives Recognized in
	Recognized in Income*	Recognized in Income	Income

Foreign exchange contracts (Forward currency contracts)	Net realized gain on foreign currencies/unrealized appreciation/depreciation of investments and foreign currencies	$134,876	$471,821

Interest rate contracts (Futures)	Net realized gain on futures contracts/unrealized appreciation/depreciation of investments and foreign currencies	218,711	(481,765)

Total		$353,587	$(9,944)

LVIP Delaware Foundation® Moderate Allocation Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value

Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$47,935	Liabilities net of receivables and other assets	$(2,264)

Financial futures contracts (Futures)	Receivables and other assets net of liabilities	10,948	Liabilities net of receivables and other assets	—

Total		$58,883		$(2,264)

The effect of derivative instruments on the statements of operations for the six months ended June 30, 2010 was as follows:

			Change in Unrealized
	Location of Gain or Loss	Realized Gain or Loss	Appreciation or Depreciation
	on Derivatives	on Derivatives	on Derivatives Recognized in
	Recognized in Income	Recognized in Income	Income

Foreign exchange contracts (Forward currency contracts)	Net realized gain on foreign currencies/unrealized appreciation/depreciation of investments and foreign currencies	$24,755	$62,802

Interest rate contracts (Futures)	Net realized gain on futures contracts/unrealized appreciation/depreciation of investments and foreign currencies	87,519	(40,168)

Total		$112,274	$22,634

LVIP Delaware Foundation® Funds–103

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

7.	Derivatives (continued)

LVIP Delaware Foundation® Aggressive Allocation Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value

Foreign exchange contracts (Forward currency contracts)	Receivables and other assets net of liabilities	$96,509	Liabilities net of receivables and other assets	$(8,927)

Interest rate contracts (Futures)	Receivables and other assets net of liabilities	56,695	Liabilities net of receivables and other assets	—

Total		$153,204		$(8,927)

The effect of derivative instruments on the statements of operations for the six months ended June 30, 2010 was as follows:

			Change in Unrealized
	Location of Gain or Loss	Realized Gain or Loss	Appreciation or Depreciation
	on Derivatives	on Derivatives	on Derivatives Recognized in
	Recognized in Income	Recognized in Income	Income

Foreign exchange contracts (Forward currency contracts)	Net realized gain on foreign currencies/unrealized appreciation/depreciation of investments and foreign currencies	$77,165	$102,266

Interest rate contracts (Futures)	Net realized loss on futures contracts/unrealized appreciation/depreciation of investments and foreign currencies	(48,968)	(44,160)

Total		$28,197	$58,106

8.	Credit and Market Risk
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in markets perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Funds’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Funds invest in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and/or Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

LVIP Delaware Foundation® Funds–104

LVIP Delaware Foundation® Funds
Notes to Financial Statements (continued)

8.	Credit and Market Risk (continued)

The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the statements of net assets.

9.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Foundation® Funds–105

LVIP Delaware Growth and Income Fund

LVIP Delaware Growth
and Income Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Delaware Growth and Income Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Growth and Income Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$922.90	0.43%	$2.05
Service Class Shares	1,000.00	921.30	0.78%	3.72

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
Service Class Shares	1,000.00	1,020.93	0.78%	3.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Growth and Income Fund–1

LVIP Delaware Growth and Income Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.32%

Aerospace & Defense	5.51%
Airlines	0.69%
Automobiles	0.58%
Beverages	2.15%
Biotechnology	3.08%
Capital Markets	1.75%
Chemicals	0.81%
Commercial Banks	2.40%
Commercial Services & Supplies	0.56%
Communications Equipment	3.16%
Computers & Peripherals	7.92%
Construction & Engineering	1.11%
Consumer Finance	0.47%
Containers & Packaging	1.35%
Diversified Financial Services	4.26%
Diversified Telecommunication Services	1.26%
Electric Utilities	0.81%
Electrical Equipment	0.56%
Energy Equipment & Services	2.58%
Food & Staples Retailing	1.71%
Gas Utilities	0.35%
Health Care Equipment & Supplies	0.54%
Health Care Providers & Services	2.60%
Hotels, Restaurants & Leisure	3.56%
Household Durables	1.00%
Household Products	3.49%
Independent Power Producers & Energy Traders	0.64%
Industrial Conglomerates	1.12%
Insurance	4.46%
Internet & Catalog Retail	0.23%
Internet Software & Services	1.75%
IT Services	0.60%
Life Sciences Tools & Services	0.75%
Machinery	1.82%
Media	2.85%
Metals & Mining	2.42%
Multiline Retail	1.39%
Multi-Utilities	0.53%
Oil, Gas & Consumable Fuels	7.97%
Pharmaceuticals	5.25%
Professional Services	0.64%
Real Estate Investment Trusts	0.65%
Road & Rail	2.01%
Semiconductors & Semiconductor Equipment	1.78%
Software	4.28%
Specialty Retail	1.85%
Textiles, Apparel & Luxury Goods	1.07%

Discounted Commercial Paper	1.92%

Short-Term Investment	0.02%

Total Value of Securities	100.26%

Liabilities Net of Receivables and Other Assets	(0.26%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	3.35%
Apple	2.93%
Microsoft	2.53%
Procter & Gamble	2.48%
JPMorgan Chase	2.13%
Bank of America	2.12%
Wells Fargo	1.97%
Cisco Systems	1.96%
Pfizer	1.87%
PepsiCo	1.81%

Total	23.15%

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.32%
	Aerospace & Defense–5.51%
	Goodrich	115,000	$7,618,750
	Honeywell International	261,500	10,206,345
	Lockheed Martin	111,400	8,299,300
	Northrop Grumman	161,700	8,802,948
	Rockwell Collins	114,400	6,078,072
	United Technologies	231,000	14,994,210

			55,999,625

	Airlines–0.69%
†	Alaska Air Group	155,700	6,998,715

			6,998,715

	Automobiles–0.58%
†	Ford Motor	580,100	5,847,408

			5,847,408

	Beverages–2.15%
	Coca Cola	68,800	3,448,256
	PepsiCo	302,000	18,406,900

			21,855,156

	Biotechnology–3.08%
†	Amgen	221,400	11,645,640
†	Celgene	98,800	5,021,016
†	Gilead Sciences	297,800	10,208,584
†	Vertex Pharmaceuticals	135,100	4,444,790

			31,320,030

	Capital Markets–1.75%
	Bank of New York Mellon	445,810	11,007,049
†	TD Ameritrade Holding	444,300	6,797,790

			17,804,839

	Chemicals–0.81%
	Dow Chemical	345,700	8,200,004

			8,200,004

	Commercial Banks–2.40%
	TCF Financial	261,600	4,345,176
	Wells Fargo	781,065	19,995,264

			24,340,440

	Commercial Services & Supplies–0.56%
	Republic Services	191,400	5,690,322

			5,690,322

	Communications Equipment–3.16%
†	Cisco Systems	932,800	19,877,968
	QUALCOMM	372,900	12,246,036

			32,124,004

	Computers & Peripherals–7.92%
†	Apple	118,400	29,781,152
†	EMC	755,300	13,821,990
	Hewlett-Packard	423,400	18,324,752
	International Business Machines	58,200	7,186,536
†	NetApp	304,400	11,357,164

			80,471,594

	Construction & Engineering–1.11%
	Fluor	151,500	6,438,750
†	URS	124,100	4,883,335

			11,322,085

	Consumer Finance–0.47%
	Capital One Financial	117,620	4,740,086

			4,740,086

	Containers & Packaging–1.35%
†	Owens-Illinois	299,800	7,929,710
	Temple-Inland	278,500	5,756,595

			13,686,305

	Diversified Financial Services–4.26%
	Bank of America	1,502,500	21,590,925
	JPMorgan Chase	591,300	21,647,493

			43,238,418

	Diversified Telecommunication Services–1.26%
	AT&T	189,600	4,586,424
	Qwest Communications International	1,571,600	8,250,900

			12,837,324

	Electric Utilities–0.81%
	American Electric Power	255,200	8,242,960

			8,242,960

	Electrical Equipment–0.56%
	Roper Industries	102,400	5,730,304

			5,730,304

	Energy Equipment & Services–2.58%
†	Nabors Industries	259,800	4,577,676
	National Oilwell Varco	121,000	4,001,470
	Noble	138,600	4,284,126
	Schlumberger	241,400	13,359,076

			26,222,348

	Food & Staples Retailing–1.71%
	CVS Caremark	332,800	9,757,696
	Wal-Mart Stores	157,600	7,575,832

			17,333,528

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Growth and Income Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Gas Utilities–0.35%
	EQT	98,400	$3,556,176

			3,556,176

	Health Care Equipment & Supplies–0.54%
†	Gen-Probe	121,500	5,518,530

			5,518,530

	Health Care Providers & Services–2.60%
†	Express Scripts	262,800	12,356,856
	UnitedHealth Group	493,300	14,009,720

			26,366,576

	Hotels, Restaurants & Leisure–3.56%
†	Bally Technologies	190,600	6,173,534
	McDonald’s	223,400	14,715,358
	Starbucks	307,000	7,460,100
†	WMS Industries	200,600	7,873,550

			36,222,542

	Household Durables–1.00%
	Jarden	377,900	10,154,173

			10,154,173

	Household Products–3.49%
	Colgate-Palmolive	130,900	10,309,684
	Procter & Gamble	419,300	25,149,614

			35,459,298

	Independent Power Producers & Energy Traders–0.64%
†	NRG Energy	305,000	6,469,050

			6,469,050

	Industrial Conglomerates–1.12%
	General Electric	792,300	11,424,966

			11,424,966

	Insurance–4.46%
	AFLAC	246,100	10,501,087
	Aspen Insurance Holdings	194,300	4,806,982
	Prudential Financial	215,500	11,563,730
	Torchmark	189,600	9,387,096
	Travelers	183,900	9,057,075

			45,315,970

	Internet & Catalog Retail–0.23%
	Expedia	124,400	2,336,232

			2,336,232

	Internet Software & Services–1.75%
†	Google Class A	40,000	17,798,000

			17,798,000

	IT Services–0.60%
	Accenture Class A	157,300	6,079,645

			6,079,645

	Life Sciences Tools & Services–0.75%
†	Thermo Fisher Scientific	154,800	7,592,940

			7,592,940

	Machinery–1.82%
	Caterpillar	86,200	5,178,034
	Deere	108,900	6,063,552
	Lincoln Electric Holdings	142,100	7,245,679

			18,487,265

	Media–2.85%
	Meredith	187,700	5,843,101
	Time Warner Cable	224,600	11,697,168
	Viacom Class B	362,448	11,369,994

			28,910,263

	Metals & Mining–2.42%
	AK Steel Holding	273,100	3,255,352
	Alcoa	858,100	8,632,486
	Cliffs Natural Resources	103,200	4,866,912
	United States Steel	203,920	7,861,116

			24,615,866

	Multiline Retail–1.39%
†	Kohl’s	169,900	8,070,250
	Nordstrom	189,600	6,103,224

			14,173,474

	Multi-Utilities–0.53%
	MDU Resources Group	301,200	5,430,636

			5,430,636

	Oil, Gas & Consumable Fuels–7.97%
	Chevron	188,400	12,784,824
	ConocoPhillips	216,000	10,603,440
	EOG Resources	84,800	8,341,776
	Exxon Mobil	596,700	34,053,669
	Occidental Petroleum	196,700	15,175,405

			80,959,114

	Pharmaceuticals–5.25%
	Abbott Laboratories	203,900	9,538,442
	Johnson & Johnson	107,400	6,343,044
	Merck	525,800	18,387,226
	Pfizer	1,334,876	19,035,332

			53,304,044

	Professional Services–0.64%
	Manpower	149,600	6,459,728

			6,459,728

LVIP Delaware Growth and Income Fund–4

LVIP Delaware Growth and Income Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Real Estate Investment Trusts–0.65%
	Host Hotels & Resorts	486,964	$6,564,275

			6,564,275

	Road & Rail–2.01%
	Norfolk Southern	189,600	10,058,280
	Union Pacific	149,300	10,377,843

			20,436,123

	Semiconductors & Semiconductor Equipment–1.78%
	Intel	774,700	15,067,915
†	ON Semiconductor	479,900	3,061,762

			18,129,677

	Software–4.28%
†	McAfee	186,100	5,716,992
	Microsoft	1,115,600	25,669,956
†	Nuance Communications	293,200	4,383,340
†	Symantec	555,300	7,707,564

			43,477,852

	Specialty Retail–1.85%
	Guess	281,210	8,785,000
†	Urban Outfitters	292,300	10,052,197

			18,837,197

	Textiles, Apparel & Luxury Goods–1.07%
	Phillips-Van Heusen	235,800	10,910,466

			10,910,466

	Total Common Stock
	(Cost $850,551,533)		998,995,573

		Principal
		Amount
		(U.S. $)

≠	DISCOUNTED COMMERCIAL PAPER–1.92%
	BNP Paribas Finance 0.03% 7/1/10	$19,465,000	19,465,000

	Total Discounted Commercial Paper (Cost $19,465,000)		19,465,000

		Number of
		Shares

	SHORT-TERM INVESTMENT–0.02%
	Money Market Mutual Fund–0.02%
	Dreyfus Treasury & Agency Cash Management Fund	238,330	238,330

	Total Short-Term Investment (Cost $238,330)		238,330

TOTAL VALUE OF SECURITIES–100.26% (Cost $870,254,863)	1,018,698,903

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.26%)	(2,614,115)

NET ASSETS APPLICABLE TO 42,540,839 SHARES OUTSTANDING–100.00%	$1,016,084,788

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND STANDARD CLASS ($962,318,171 / 40,284,100 Shares)	$23.888

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND SERVICE CLASS ($53,766,617 / 2,256,739 Shares)	$23.825

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$967,322,227
Undistributed net investment income	10,360,753
Accumulated net realized loss on investments	(110,042,232)
Net unrealized appreciation of investments	148,444,040

Total net assets	$1,016,084,788

† Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes

LVIP Delaware Growth and Income Fund–5

LVIP Delaware Growth and Income Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$9,189,945
Interest	136,777

9,326,722

EXPENSES:
Management fees	2,015,702
Accounting and administration expenses	267,931
Reports and statements to shareholders	107,441
Distribution expenses-Service Class	103,295
Professional fees	22,420
Trustees’ fees	19,387
Custodian fees	6,967
Other	22,007

Total operating expenses	2,565,150

NET INVESTMENT INCOME	6,761,572

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	27,384,727
Net change in unrealized appreciation/depreciation of investments	(116,662,571)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(89,277,844)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,516,272)

See accompanying notes

LVIP Delaware Growth and Income Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/10	Year Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,761,572	$15,398,675
Net realized gain (loss) on investments	27,384,727	(92,244,250)
Net change in unrealized appreciation/depreciation of investments	(116,662,571)	315,864,556

Net increase (decrease) in net assets resulting from operations	(82,516,272)	239,018,981

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(11,433,710)
Service Class	—	(406,028)

	—	(11,839,738)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,506,144	49,216,348
Service Class	6,128,094	14,052,871
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	11,433,710
Service Class	—	406,028

	7,634,238	75,108,957

Cost of shares repurchased:
Standard Class	(112,742,722)	(119,561,581)
Service Class	(6,662,314)	(10,848,345)

	(119,405,036)	(130,409,926)

Decrease in net assets derived from capital share transactions	(111,770,798)	(55,300,969)

NET INCREASE (DECREASE) IN NET ASSETS	(194,287,070)	171,878,274
NET ASSETS:
Beginning of period	1,210,371,858	1,038,493,584

End of period (including undistributed net investment income of $10,360,753 and $3,599,181, respectively)	$1,016,084,788	$1,210,371,858

See accompanying notes

LVIP Delaware Growth and Income Fund–6

LVIP Delaware Growth and Income Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Growth and Income Fund Standard Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$25.884	$20.972	$36.857	$35.157	$31.673	$30.407

Income (loss) from investment operations:
Net investment income[2]	0.155	0.328	0.470	0.483	0.450	0.427
Net realized and unrealized gain (loss) on investments	(2.151)	4.842	(12.713)	1.660	3.454	1.253

Total from investment operations	(1.996)	5.170	(12.243)	2.143	3.904	1.680

Less dividends and distributions from:
Net investment income	—	(0.258)	(0.376)	(0.443)	(0.420)	(0.414)
Net realized gain on investments	—	—	(3.266)	—	—	—

Total dividends and distributions	—	(0.258)	(3.642)	(0.443)	(0.420)	(0.414)

Net asset value, end of period	$23.888	$25.884	$20.972	$36.857	$35.157	$31.673

Total return[3]	(7.71% )	24.68%	(35.76% )	6.12%	12.36%	5.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$962,318	$1,151,408	$993,797	$1,823,930	$1,989,459	$2,076,169
Ratio of expenses to average net assets	0.43%	0.43%	0.41%	0.40%	0.38%	0.38%
Ratio of net investment income to average net assets	1.19%	1.48%	1.55%	1.29%	1.37%	1.39%
Portfolio turnover	36%	49%	37%	31%	29%	20%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Growth and Income Fund–7

LVIP Delaware Growth and Income Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Growth and Income Fund Service Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$25.860	$20.963	$36.805	$35.116	$31.650	$30.396

Income (loss) from investment operations:
Net investment income[2]	0.109	0.251	0.365	0.388	0.368	0.348
Net realized and unrealized gain (loss) on investments	(2.144)	4.826	(12.670)	1.662	3.447	1.252

Total from investment operations	(2.035)	5.077	(12.305)	2.050	3.815	1.600

Less dividends and distributions from:
Net investment income	—	(0.180)	(0.271)	(0.361)	(0.349)	(0.346)
Net realized gain on investments	—	—	(3.266)	—	—	—

Total dividends and distributions	—	(0.180)	(3.537)	(0.361)	(0.349)	(0.346)

Net asset value, end of period	$23.825	$25.860	$20.963	$36.805	$35.116	$31.650

Total return[3]	(7.87% )	24.24%	(35.99% )	5.85%	12.09%	5.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$53,767	$58,964	$44,697	$65,405	$13,290	$4,358
Ratio of expenses to average net assets	0.78%	0.78%	0.76%	0.65%	0.63%	0.63%
Ratio of net investment income to average net assets	0.84%	1.13%	1.20%	1.04%	1.12%	1.14%
Portfolio turnover	36%	49%	37%	31%	29%	20%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Growth and Income Fund–8

LVIP Delaware Growth and Income Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Growth and Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2010.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

LVIP Delaware Growth and Income Fund–9

LVIP Delaware Growth and Income Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Delaware Management Company (DMC), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.20% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $39,757 and $11,187, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$312,712
Distribution fees payable to LFD	16,423

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $203,300,448 and sales of $302,805,052 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $879,160,357. At June 30, 2010, net unrealized appreciation was $139,538,546, of which $203,886,042 related to unrealized appreciation of investments and $64,347,496 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Common Stock	$998,995,573	$—	$998,995,573
Short-Term	238,330	19,465,000	19,703,330

Total	$999,233,903	$19,465,000	$1,018,698,903

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$11,839,738

LVIP Delaware Growth and Income Fund–10

LVIP Delaware Growth and Income Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$967,322,227
Undistributed ordinary income	10,360,753
Realized gains 1/1/10 – 6/30/10	28,203,611
Capital loss carryforwards as of 12/31/09	(129,340,349)
Unrealized appreciation of investments	139,538,546

Net assets	$1,016,084,788

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $18,669,447 expires in 2016 and $110,670,902 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $28,203,611, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	57,590	2,201,643
Service Class	232,152	632,615
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	453,719
Service Class	—	16,123

	289,742	3,304,100

Shares repurchased:
Standard Class	(4,257,546)	(5,557,548)
Service Class	(255,562)	(500,724)

	(4,513,108)	(6,058,272)

Net decrease	(4,223,366)	(2,754,172)

7.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Growth and Income Fund–11

LVIP Delaware Social Awareness Fund

LVIP Delaware Social
Awareness Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Delaware Social Awareness Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Social Awareness Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$916.80	0.47%	$2.23
Service Class Shares	1,000.00	915.20	0.82%	3.89

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.46	0.47%	$2.36
Service Class Shares	1,000.00	1,020.73	0.82%	4.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	97.55%

Air Freight & Logistics	1.24%
Airlines	0.76%
Auto Components	0.40%
Biotechnology	3.38%
Capital Markets	2.26%
Commercial Banks	3.08%
Communications Equipment	4.40%
Computers & Peripherals	7.93%
Construction & Engineering	1.28%
Consumer Finance	1.07%
Containers & Packaging	2.00%
Diversified Financial Services	2.59%
Diversified Telecommunications Services	1.32%
Electrical Equipment	2.51%
Energy Equipment & Services	4.63%
Food & Staples Retailing	1.61%
Food Products	2.83%
Gas Utilities	0.76%
Health Care Equipment & Supplies	3.74%
Health Care Providers & Services	3.19%
Hotels, Restaurants & Leisure	1.20%
Household Durables	1.65%
Household Products	1.11%
Insurance	4.23%
Internet & Catalog Retail	0.24%
Internet Software & Services	2.51%
IT Services	0.95%
Life Sciences Tools & Services	2.43%
Machinery	3.26%
Media	3.65%
Metals & Mining	2.22%
Multiline Retail	2.66%
Oil, Gas & Consumable Fuels	1.90%
Pharmaceuticals	4.51%
Professional Services	0.66%
Real Estate Investment Trusts	0.69%
Road & Rail	1.20%
Semiconductors & Semiconductor Equipment	2.23%
Software	4.55%
Specialty Retail	3.14%
Textiles, Apparel & Luxury Goods	1.58%

Short-Term Investment	2.48%

Total Value of Securities	100.03%

Liabilities Net of Receivables and Other Assets	(0.03%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	3.66%
Microsoft	3.19%
Cisco Systems	2.63%
Bank of America	2.59%
Google Class A	2.51%
Wells Fargo	2.44%
Hewlett-Packard	2.43%
Abbott Laboratories	2.27%
Allergan	2.24%
Intel	2.23%

Total	26.19%

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.55%
	Air Freight & Logistics–1.24%
	FedEx	105,300	$7,382,583

			7,382,583

	Airlines–0.76%
†	Alaska Air Group	100,700	4,526,465

			4,526,465

	Auto Components–0.40%
†	Borg Warner	63,400	2,367,356

			2,367,356

	Biotechnology–3.38%
†	Amgen	153,100	8,053,060
†	Celgene	60,700	3,084,774
†	Gilead Sciences	180,300	6,180,684
†	Vertex Pharmaceuticals	82,800	2,724,120

			20,042,638

	Capital Markets–2.26%
	Bank of New York Mellon	375,540	9,272,083
†	TD Ameritrade Holding	269,500	4,123,350

			13,395,433

	Commercial Banks–3.08%
	TCF Financial	229,800	3,816,978
	Wells Fargo	564,600	14,453,760

			18,270,738

	Communications Equipment–4.40%
†	Cisco Systems	731,200	15,581,872
	QUALCOMM	320,800	10,535,072

			26,116,944

	Computers & Peripherals–7.93%
†	Apple	86,400	21,732,192
†	EMC	593,300	10,857,390
	Hewlett-Packard	333,900	14,451,192

			47,040,774

	Construction & Engineering–1.28%
	Granite Construction	132,700	3,129,066
†	Quanta Services	216,100	4,462,465

			7,591,531

	Consumer Finance–1.07%
	Capital One Financial	157,350	6,341,205

			6,341,205

	Containers & Packaging–2.00%
†	Owens-Illinois	321,800	8,511,610
	Temple-Inland	163,400	3,377,478

			11,889,088

	Diversified Financial Services–2.59%
	Bank of America	1,070,600	15,384,522

			15,384,522

	Diversified Telecommunications Services–1.32%
	Qwest Communications International	1,494,300	7,845,075

			7,845,075

	Electrical Equipment–2.51%
†	First Solar	29,600	3,369,368
	Roper Industries	206,400	11,550,144

			14,919,512

	Energy Equipment & Services–4.63%
†	Exterran Holdings	148,200	3,825,042
†	Nabors Industries	482,400	8,499,888
	National Oilwell Varco	301,600	9,973,912
	Noble	167,300	5,171,243

			27,470,085

	Food & Staples Retailing–1.61%
	CVS Caremark	325,600	9,546,592

			9,546,592

	Food Products–2.83%
	General Mills	266,500	9,466,080
	Heinz (H.J.)	169,900	7,343,078

			16,809,158

	Gas Utilities–0.76%
	EQT	124,300	4,492,202

			4,492,202

	Health Care Equipment & Supplies–3.74%
	Bard (C.R.)	69,100	5,357,323
	Baxter International	151,300	6,148,832
†	Gen-Probe	90,600	4,115,052
	Medtronic	180,800	6,557,616

			22,178,823

	Health Care Providers & Services–3.19%
†	Express Scripts	195,800	9,206,516
	UnitedHealth Group	342,800	9,735,520

			18,942,036

	Hotels, Restaurants & Leisure–1.20%
	Starbucks	292,600	7,110,180

			7,110,180

	Household Durables–1.65%
	Jarden	364,500	9,794,115

			9,794,115

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Household Products–1.11%
	Clorox	106,200	$6,601,392

			6,601,392

	Insurance–4.23%
	AFLAC	182,100	7,770,207
	Prudential Financial	209,300	11,231,038
	Travelers	124,600	6,136,550

			25,137,795

	Internet & Catalog Retail–0.24%
	Expedia	76,100	1,429,158

			1,429,158

	Internet Software & Services–2.51%
†	Google Class A	33,500	14,905,825

			14,905,825

	IT Services–0.95%
	Accenture Class A	145,300	5,615,845

			5,615,845

	Life Sciences Tools & Services–2.43%
†	Mettler-Toledo International	78,100	8,718,303
†	Thermo Fisher Scientific	115,800	5,679,990

			14,398,293

	Machinery–3.26%
	Deere	109,000	6,069,120
	ESCO Technologies	102,300	2,634,225
	Lincoln Electric Holdings	209,000	10,656,910

			19,360,255

	Media–3.65%
	Meredith	112,100	3,489,673
	Time Warner Cable	196,400	10,228,512
	Viacom Class B	254,160	7,972,999

			21,691,184

	Metals & Mining–2.22%
	Alcoa	742,000	7,464,520
	United States Steel	148,900	5,740,095

			13,204,615

	Multiline Retail–2.66%
†	Kohl’s	169,500	8,051,250
	Nordstrom	240,400	7,738,476

			15,789,726

	Oil, Gas & Consumable Fuels–1.90%
	EOG Resources	114,400	11,253,528

			11,253,528

	Pharmaceuticals–4.51%
	Abbott Laboratories	288,000	13,472,640
	Allergan	228,200	13,294,932

			26,767,572

	Professional Services–0.66%
	Manpower	91,300	3,942,334

			3,942,334

	Real Estate Investment Trusts–0.69%
	Host Hotels & Resorts	304,892	4,109,944

			4,109,944

	Road & Rail–1.20%
	Union Pacific	102,400	7,117,824

			7,117,824

	Semiconductors & Semiconductor Equipment–2.23%
	Intel	680,800	13,241,560

			13,241,560

	Software–4.55%
†	McAfee	153,700	4,721,664
	Microsoft	822,500	18,925,725
†	Symantec	242,600	3,367,288

			27,014,677

	Specialty Retail–3.14%
†	Aeropostale	120,600	3,453,984
	Guess	175,500	5,482,620
†	Urban Outfitters	281,500	9,680,785

			18,617,389

	Textiles, Apparel & Luxury Goods–1.58%
	Phillips-Van Heusen	202,200	9,355,794

			9,355,794

	Total Common Stock (Cost $494,591,743)		579,011,765

	SHORT-TERM INVESTMENT–2.48%
	Money Market Mutual Fund–2.48%
	Dreyfus Treasury & Agency Cash Management Fund	14,724,944	14,724,944

	Total Short-Term Investment (Cost $14,724,944)		14,724,944

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.03% (Cost $509,316,687)	$593,736,709

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS—(0.03%)	(187,467)

NET ASSETS APPLICABLE TO 23,494,079 SHARES OUTSTANDING–100.00%	$593,549,242

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($541,096,974 / 21,411,990 Shares)	$25.271

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($52,452,268 / 2,082,089 Shares)	$25.192

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$558,145,548
Undistributed net investment income	3,550,116
Accumulated net realized loss on investments	(52,566,444)
Net unrealized appreciation of investments	84,420,022

Total net assets	$593,549,242

†	Non income producing security.

See accompanying notes

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,857,264
Interest	88,256

3,945,520

EXPENSES:
Management fees	1,287,935
Accounting and administration expenses	156,429
Distribution expenses-Service Class	103,531
Reports and statements to shareholders	63,595
Professional fees	15,436
Trustees’ fees	11,113
Custody fees	3,920
Other	32,732

Total operating expenses	1,674,691

NET INVESTMENT INCOME	2,270,829

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(939,994)
Net change in unrealized appreciation/depreciation of investments	(54,359,576)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(55,299,570)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,028,741)

See accompanying notes

LVIP Delaware Social Awareness Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,270,829	$5,242,940
Net realized loss on investments	(939,994)	(41,769,948)
Net change in unrealized appreciation/depreciation of investments	(54,359,576)	201,116,084

Net increase (decrease) in net assets resulting from operations	(53,028,741)	164,589,076

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,890,664)
Service Class	—	(190,511)
Net realized gain on investments:
Standard Class	—	(29,368,916)
Service Class	—	(2,761,102)

	—	(36,211,193)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,893,187	9,530,618
Service Class	4,135,489	8,783,260
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	33,259,580
Service Class	—	2,951,613

	8,028,676	54,525,071

Cost of shares repurchased:
Standard Class	(46,006,744)	(82,777,059)
Service Class	(7,278,442)	(12,695,170)

	(53,285,186)	(95,472,229)

Decrease in net assets derived from capital share transactions	(45,256,510)	(40,947,158)

NET INCREASE (DECREASE) IN NET ASSETS	(98,285,251)	87,430,725
NET ASSETS:
Beginning of period	691,834,493	604,403,768

End of period (including undistributed net investment income of $3,550,116 and $1,279,287, respectively)	$593,549,242	$691,834,493

See accompanying notes

LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Standard Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$27.563	$22.408	$36.654	$35.920	$32.259	$29.034

Income (loss) from investment operations:
Net investment income[2]	0.098	0.212	0.317	0.401	0.326	0.297
Net realized and unrealized gain (loss) on investments	(2.390)	6.405	(12.349)	0.661	3.637	3.189

Total from investment operations	(2.292)	6.617	(12.032)	1.062	3.963	3.486

Less dividends and distributions from:
Net investment income	—	(0.170)	(0.278)	(0.328)	(0.302)	(0.261)
Net realized gain on investments	—	(1.292)	(1.936)	—	—	—

Total dividends and distributions	—	(1.462)	(2.214)	(0.328)	(0.302)	(0.261)

Net asset value, end of period	$25.271	$27.563	$22.408	$36.654	$35.920	$32.259

Total return[3]	(8.32% )	30.00%	(34.41% )	2.97%	12.31%	12.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$541,097	$631,412	$554,029	$1,000,287	$1,131,469	$1,149,865
Ratio of expenses to average net assets	0.47%	0.48%	0.44%	0.41%	0.41%	0.42%
Ratio of net investment income to average net assets	0.71%	0.89%	1.02%	1.09%	0.97%	0.99%
Portfolio turnover	31%	33%	41%	15%	28%	28%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Service Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$27.525	$22.389	$36.593	$35.870	$32.230	$29.020

Income (loss) from investment operations:
Net investment income[2]	0.049	0.128	0.208	0.307	0.243	0.221
Net realized and unrealized gain (loss) on investments	(2.382)	6.387	(12.301)	0.662	3.627	3.185

Total from investment operations	(2.333)	6.515	(12.093)	0.969	3.870	3.406

Less dividends and distributions from:
Net investment income	—	(0.087)	(0.175)	(0.246)	(0.230)	(0.196)
Net realized gain on investments	—	(1.292)	(1.936)	—	—	—

Total dividends and distributions	—	(1.379)	(2.111)	(0.246)	(0.230)	(0.196)

Net asset value, end of period	$25.192	$27.525	$22.389	$36.593	$35.870	$32.230

Total return[3]	(8.48% )	29.54%	(34.64% )	2.71%	12.03%	11.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,452	$60,422	$50,375	$84,597	$84,112	$76,514
Ratio of expenses to average net assets	0.82%	0.83%	0.79%	0.66%	0.66%	0.67%
Ratio of net investment income to average net assets	0.36%	0.54%	0.67%	0.84%	0.72%	0.74%
Portfolio turnover	31%	33%	41%	15%	28%	28%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates during the six months ended June 30, 2010.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.20% of the Fund’s average daily net assets.

LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services, provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $22,994 and $7,294, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$202,230
Distribution fees payable to LFD	16,062

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. Investments
For the six months ended June 30, 2010, the Fund made purchases of $100,116,663 and sales of $150,548,166 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $512,016,060. At June 30, 2010, net unrealized appreciation was $81,720,649, of which $119,852,008 related to unrealized appreciation of investments and $38,131,359 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

Level 1

Common Stock	$579,011,765
Short-Term	14,724,944

Total	$593,736,709

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$4,081,175
Long-term capital gain	32,130,018

Total	$36,211,193

LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$558,145,548
Undistributed ordinary income	3,550,116
Realized losses 1/1/10 – 6/30/10	(1,181,710)
Capital loss carryforwards as of 12/31/09	(48,685,361)
Unrealized appreciation of investments	81,720,649

Net assets	$593,549,242

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $48,685,361 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital losses of $1,181,710, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	138,364	400,639
Service Class	148,110	373,413
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,285,092
Service Class	—	114,597

	286,474	2,173,741

Shares repurchased:
Standard Class	(1,634,336)	(3,502,915)
Service Class	(261,200)	(542,835)

	(1,895,536)	(4,045,750)

Net decrease	(1,609,062)	(1,872,009)

7. Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

9. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund

LVIP Delaware Special
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Delaware Special Opportunities Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Special Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$1,004.60	0.48%	$2.39
Service Class Shares	1,000.00	1,002.80	0.83%	4.12

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.41	0.48%	$2.41
Service Class Shares	1,000.00	1,020.68	0.83%	4.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	96.91%

Aerospace & Defense	1.60%
Auto Components	2.46%
Capital Markets	2.26%
Chemicals	6.35%
Commercial Banks	5.18%
Commercial Services & Supplies	1.18%
Communications Equipment	0.71%
Construction & Engineering	1.09%
Containers & Packaging	2.43%
Diversified Consumer Services	0.96%
Electric Utilities	2.10%
Electrical Equipment	2.40%
Electronic Equipment, Instruments & Components	1.76%
Energy Equipment & Services	2.08%
Food Products	2.35%
Gas Utilities	1.73%
Health Care Equipment & Supplies	1.00%
Health Care Providers & Services	3.72%
Hotels, Restaurants & Leisure	1.47%
Household Durables	2.03%
Insurance	8.16%
IT Services	2.15%
Leisure Equipment & Products	1.08%
Life Sciences Tools & Services	1.04%
Machinery	5.76%
Media	0.55%
Metals & Mining	1.75%
Multiline Retail	2.10%
Multi-Utilities	2.47%
Oil, Gas & Consumable Fuels	7.02%
Personal Products	1.48%
Pharmaceuticals	1.41%
Professional Services	0.77%
Real Estate Investment Trusts	3.57%
Road & Rail	2.71%
Semiconductors & Semiconductor Equipment	0.45%
Software	2.51%
Specialty Retail	4.43%
Textiles, Apparel & Luxury Goods	1.05%
Tobacco	1.59%

Discounted Commercial Paper	3.00%

Short-Term Investment	0.02%

Total Value of Securities	99.93%

Receivables and Other Assets Net of Liabilities	0.07%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Newfield Exploration	2.67%
FMC	2.16%
Berkley (W.R.)	2.01%
Cummins	2.00%
Cytec Industries	1.89%
McKesson	1.85%
Bank of Hawaii	1.77%
Cliffs Natural Resources	1.75%
Reynolds American	1.58%
Johnson Controls	1.56%

Total	19.24%

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–96.91%
	Aerospace & Defense–1.60%
†	Alliant Techsystems	33,300	$2,066,598
	Goodrich	90,200	5,975,750

			8,042,348

	Auto Components–2.46%
†	Borg Warner	121,000	4,518,140
	Johnson Controls	292,000	7,846,040

			12,364,180

	Capital Markets–2.26%
	Federated Investors Class B	158,700	3,286,677
	Northern Trust	83,500	3,899,450
	Raymond James Financial	169,650	4,188,659

			11,374,786

	Chemicals–6.35%
	Celanese Class A	238,800	5,948,508
	Cytec Industries	237,200	9,485,628
	FMC	189,500	10,882,985
†	Solutia	429,800	5,630,380

			31,947,501

	Commercial Banks–5.18%
	Associated Banc-Corp	175,900	2,156,534
	BancorpSouth	215,800	3,858,504
	Bank of Hawaii	184,500	8,920,575
	First Horizon National	483,784	5,539,332
	Regions Financial	455,300	2,995,874
	Zions Bancorp	120,500	2,599,185

			26,070,004

	Commercial Services & Supplies–1.18%
	Brink’s	126,000	2,397,780
	Donnelley (R.R.) & Sons	217,200	3,555,564

			5,953,344

	Communications Equipment–0.71%
†	Polycom	119,900	3,571,821

			3,571,821

	Construction & Engineering–1.09%
	KBR	269,800	5,487,732

			5,487,732

	Containers & Packaging–2.43%
†	Crown Holdings	245,300	6,142,312
†	Owens-Illinois	229,800	6,078,210

			12,220,522

	Diversified Consumer Services–0.96%
	Service International	649,700	4,807,780

			4,807,780

	Electric Utilities–2.10%
	Edison International	175,600	5,570,032
	PPL	200,300	4,997,485

			10,567,517

	Electrical Equipment–2.40%
	Regal-Beloit	101,000	5,633,780
	Rockwell Automation	130,600	6,411,154

			12,044,934

	Electronic Equipment, Instruments & Components–1.76%
†	Agilent Technologies	144,700	4,113,821
†	Avnet	196,300	4,732,793

			8,846,614

	Energy Equipment & Services–2.08%
	ENSCO ADR	174,200	6,842,576
†	Rowan	165,400	3,628,876

			10,471,452

	Food Products–2.35%
	Del Monte Foods	454,800	6,544,572
†	Smithfield Foods	155,000	2,309,500
	Tyson Food Class A	181,900	2,981,341

			11,835,413

	Gas Utilities–1.73%
	EQT	108,200	3,910,348
	Questar	105,500	4,799,195

			8,709,543

	Health Care Equipment & Supplies–1.00%
	Becton Dickinson	74,000	5,003,880

			5,003,880

	Health Care Providers & Services–3.72%
	McKesson	138,300	9,288,228
	Omnicare	125,600	2,976,720
	Universal Health Services Class B	169,300	6,458,795

			18,723,743

	Hotels, Restaurants & Leisure–1.47%
	Marriott International Class A	168,521	5,045,519
	Starwood Hotels & Resorts Worldwide	56,000	2,320,080

			7,365,599

	Household Durables–2.03%
	DR Horton	178,233	1,752,030
	Fortune Brands	86,400	3,385,152
	Newell Rubbermaid	308,600	4,517,905
†	Pulte Group	66,397	549,767

			10,204,854

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Insurance–8.16%
	American Financial Group	274,650	$7,503,438
	Berkley (W.R.)	381,850	10,103,750
	HCC Insurance Holdings	185,700	4,597,932
	Loews	82,400	2,744,744
	Reinsurance Group of America	150,600	6,883,926
	Stancorp Financial Group	79,700	3,231,038
	Torchmark	121,000	5,990,710

			41,055,538

	IT Services–2.15%
	Computer Sciences	123,400	5,583,850
†	Fiserv	114,600	5,232,636

			10,816,486

	Leisure Equipment & Products–1.08%
	Hasbro	132,500	5,445,750

			5,445,750

	Life Sciences Tools & Services–1.04%
†	Thermo Fisher Scientific	106,100	5,204,205

			5,204,205

	Machinery–5.76%
	Bucyrus International	100,200	4,754,490
	Cummins	154,200	10,043,046
	Eaton	47,000	3,075,680
	Gardner Denver	127,500	5,685,225
	Parker Hannifin	97,750	5,421,215

			28,979,656

	Media–0.55%
	Meredith	89,500	2,786,135

			2,786,135

	Metals & Mining–1.75%
	Cliffs Natural Resources	186,400	8,790,624

			8,790,624

	Multiline Retail–2.10%
†	Dollar Tree	116,400	4,845,732
	Macy’s	247,700	4,433,830
†	Saks	165,700	1,257,663

			10,537,225

	Multi-Utilities–2.47%
	Public Service Enterprise Group	213,400	6,685,822
	Wisconsin Energy	113,400	5,753,916

			12,439,738

	Oil, Gas & Consumable Fuels–7.02%
	El Paso	480,200	5,335,022
†	Forest Oil	238,300	6,519,888
†	Newfield Exploration	274,500	13,412,069
†	Whiting Petroleum	83,700	6,563,754
	Williams	188,500	3,445,780

			35,276,513

	Personal Products–1.48%
	Herbalife	161,300	7,427,865

			7,427,865

	Pharmaceuticals–1.41%
†	Watson Pharmaceutical	174,200	7,067,294

			7,067,294

	Professional Services–0.77%
	Manpower	89,800	3,877,564

			3,877,564

	Real Estate Investment Trusts–3.57%
	Boston Properties	65,300	4,658,502
	Brandywine Realty Trust	367,500	3,950,625
	Highwoods Properties	275,500	7,647,880
	Kimco Realty	126,600	1,701,504
	Simon Property Group	2	162

			17,958,673

	Road & Rail–2.71%
	Canadian National Railway	112,100	6,432,298
	CSX	144,900	7,191,387

			13,623,685

	Semiconductors & Semiconductor Equipment–0.45%
	National Semiconductor	166,700	2,243,782

			2,243,782

	Software–2.51%
†	Adobe Systems	101,900	2,693,217
†	Compuware	541,500	4,321,170
†	Synopsys	268,400	5,601,508

			12,615,895

	Specialty Retail–4.43%
	American Eagle Outfitters	435,600	5,118,300
	Gap	344,900	6,711,754
	PETsMART	186,300	5,620,671
	Tiffany & Co	127,800	4,844,898

			22,295,623

	Textiles, Apparel & Luxury Goods–1.05%
	VF	74,100	5,274,438

			5,274,438

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Tobacco–1.59%
	Reynolds American	152,900	$7,969,148

			7,969,148

	Total Common Stock (Cost $404,695,784)		487,299,404

		Principal
		Amount
		(U.S. $)

≠	DISCOUNTED COMMERCIAL PAPER–3.00%
	BNP Paribas Finance 0.03% 7/1/10	$12,610,000	12,610,000
	ANZ National 0.446% 9/23/10	2,500,000	2,497,090

	Total Discounted Commercial Paper (Cost $15,107,404)		15,107,090

		Number of	Value
		Shares	(U.S. $)

	SHORT-TERM INVESTMENT–0.02%
	Money Market Mutual Fund–0.02%
	Dreyfus Treasury & Agency Cash Management Fund	106,464	$106,464

	Total Short-Term Investment (Cost $106,464)		106,464

TOTAL VALUE OF SECURITIES–99.93% (Cost $419,909,652)	502,512,958

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	348,807

NET ASSETS APPLICABLE TO 16,520,633 SHARES OUTSTANDING–100.00%	$502,861,765

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($471,421,662 / 15,485,580 Shares)	$30.443

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($31,440,103 / 1,035,053 Shares)	$30.375

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$376,270,969
Undistributed net investment income	4,508,404
Accumulated net realized gain on investments	39,479,701
Net unrealized appreciation of investments and foreign currencies	82,602,691

Total net assets	$502,861,765

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipt

See accompanying notes

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,978,723
Interest	12,411
Foreign tax withheld	(8,688)

3,982,446

EXPENSES:
Management fees	1,089,402
Accounting and administration expenses	124,619
Distribution expenses-Service Class	54,930
Reports and statements to shareholders	48,879
Professional fees	14,719
Trustees’ fees	8,563
Custodian fees	3,112
Other	10,604

Total operating expenses	1,354,828

NET INVESTMENT INCOME	2,627,618

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	40,643,044
Foreign currencies	2,712

Net realized gain	40,645,756
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(40,867,147)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(221,391)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,406,227

See accompanying notes

LVIP Delaware Special Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,627,618	$5,805,837
Net realized gain on investments and foreign currencies	40,645,756	2,549,866
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(40,867,147)	113,922,266

Net increase in net assets resulting from operations	2,406,227	122,277,969

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,154,575)
Service Class	—	(148,212)
Net realized gain on investments:
Standard Class	—	(12,943,553)
Service Class	—	(682,727)

	—	(17,929,067)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,290,561	42,283,659
Service Class	10,363,468	9,111,043
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	17,098,128
Service Class	—	830,939

	25,654,029	69,323,769

Cost of shares repurchased:
Standard Class	(38,253,907)	(56,471,316)
Service Class	(6,124,063)	(6,091,849)

	(44,377,970)	(62,563,165)

Increase (decrease) in net assets derived from capital share transactions	(18,723,941)	6,760,604

NET INCREASE (DECREASE) IN NET ASSETS	(16,317,714)	111,109,506
NET ASSETS:
Beginning of period	519,179,479	408,069,973

End of period (including undistributed net investment income of $4,508,404 and $1,878,074, respectively)	$502,861,765	$519,179,479

See accompanying notes

LVIP Delaware Special Opportunities Fund–6

LVIP Delaware Special Opportunities Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Standard Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$30.303	$24.091	$42.051	$44.049	$39.849	$36.112

Income (loss) from investment operations:
Net investment income[2]	0.159	0.347	0.491	0.544	0.583	0.581
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.019)	6.927	(14.940)	1.166	5.688	4.839

Total from investment operations	0.140	7.274	(14.449)	1.710	6.271	5.420

Less dividends and distributions from:
Net investment income	—	(0.257)	(0.380)	(0.424)	(0.537)	(0.436)
Net realized gain on investments	—	(0.805)	(3.131)	(3.284)	(1.534)	(1.247)

Total dividends and distributions	—	(1.062)	(3.511)	(3.708)	(2.071)	(1.683)

Net asset value, end of period	$30.443	$30.303	$24.091	$42.051	$44.049	$39.849

Total return[3]	0.46%	30.45%	(36.63% )	3.81%	16.05%	15.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$471,422	$491,581	$389,590	$726,114	$807,158	$764,088
Ratio of expenses to average net assets	0.48%	0.51%	0.47%	0.44%	0.44%	0.45%
Ratio of net investment income to average net assets	0.99%	1.34%	1.40%	1.19%	1.40%	1.55%
Portfolio turnover	19%	18%	10%	7%	11%	13%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Service Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$30.289	$24.091	$41.995	$44.005	$39.817	$36.099

Income (loss) from investment operations:
Net investment income[2]	0.103	0.256	0.373	0.431	0.479	0.485
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.017)	6.913	(14.886)	1.168	5.677	4.834

Total from investment operations	0.086	7.169	(14.513)	1.599	6.156	5.319

Less dividends and distributions from:
Net investment income	—	(0.166)	(0.260)	(0.325)	(0.434)	(0.354)
Net realized gain on investments	—	(0.805)	(3.131)	(3.284)	(1.534)	(1.247)

Total dividends and distributions	—	(0.971)	(3.391)	(3.609)	(1.968)	(1.601)

Net asset value, end of period	$30.375	$30.289	$24.091	$41.995	$44.005	$39.817

Total return[3]	0.28%	29.99%	(36.85% )	3.55%	15.76%	15.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,440	$27,598	$18,480	$16,033	$8,370	$3,275
Ratio of expenses to average net assets	0.83%	0.86%	0.82%	0.69%	0.69%	0.70%
Ratio of net investment income to average net assets	0.64%	0.99%	1.05%	0.94%	1.15%	1.30%
Portfolio turnover	19%	18%	10%	7%	11%	13%
1Ratios and portfolio turnover have been annualized and total return has not been annualized.

2The average shares outstanding method has been applied for per share information.

3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2010.

LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.20% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $18,119 and $5,082, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC whereby the Plan Fee is currently 0.35% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$177,682
Distribution fees payable to LFD	9,519

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $48,351,390 and sales of $77,594,334 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $419,928,726. At June 30, 2010, net unrealized appreciation was $82,584,232, of which $122,644,363 related to unrealized appreciation of investments and $40,060,131 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Common Stock	$487,299,404	$—	$487,299,404
Short-Term	106,464	15,107,090	15,213,554

Total	$487,405,868	$15,107,090	$502,512,958

There were no Level 3 securities at the beginning or end of the period.

LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$4,302,787
Long-term capital gain	13,626,280

Total	$17,929,067

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$376,270,969
Undistributed ordinary income	6,396,489
Realized gains 1/1/10–6/30/10	38,592,735
Capital loss carryforwards as of 12/31/09	(982,045)
Unrealized appreciation of investments and foreign currencies	82,583,617

Net assets	$502,861,765

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$2,712	$(2,712)

For federal income tax purposes, capital loss carry forwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $982,045 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $38,592,735, which may reduce the capital loss carryforwards.

LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	460,221	1,715,560
Service Class	314,712	359,510
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	592,565
Service Class	—	28,894

	774,933	2,696,529

Shares repurchased:
Standard Class	(1,196,600)	(2,257,449)
Service Class	(190,812)	(244,341)

	(1,387,412)	(2,501,790)

Net increase (decrease)	(612,479)	194,739

7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund–12

LVIP Global Income Fund

LVIP Global Income Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Global Income Fund

Index

Disclosure of Fund Expenses	1
Country Allocation	2
Statement of Net Assets	3
Statement of Operations	13
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16

LVIP Global Income Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$1,010.60	0.74%	$3.69
Service Class Shares	1,000.00	1,009.40	0.99%	4.93

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.12	0.74%	$3.71
Service Class Shares	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund

Country Allocation
As of June 30, 2010

Percentage
Country	of Net Assets

Bonds	93.59%

Argentina	0.90%
Australia	8.21%
Austria	1.09%
Brazil	2.10%
Egypt	2.39%
France	3.51%
Germany	3.74%
Greece	0.59%
Hungary	0.81%
Indonesia	3.81%
Ireland	1.91%
Israel	1.77%
Italy	4.37%
Japan	7.69%
Malaysia	3.96%
Mexico	3.05%
Netherlands	2.64%
Norway	4.05%
Peru	0.08%
Poland	3.87%
Qatar	0.18%
Republic of Iraq	0.12%
Republic of Korea	7.13%
Republic of Lithuania	0.85%
Republic of Vietnam	0.37%
Russia	1.31%
Slovenia	1.79%
South Africa	0.79%
Spain	3.90%
Supranational	8.46%
Sweden	2.06%
United Arab Emirates	0.19%
United Kingdom	2.43%
United States	1.72%
Venezuela	1.75%

Discount Notes	3.16%

Short-Term Investment	2.18%

Total Value of Securities	98.93%

Receivables and Other Assets Net of Liabilities	1.07%

Total Net Assets	100.00%

LVIP Global Income Fund–2

LVIP Global Income Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Principal		Value
		Amount[o]		(U.S. $)

	BONDS–93.59%
	Argentina–0.90%
•	Argentina Bonos 0.389% 8/3/12		5,595,000	$1,933,073

				1,933,073

	Australia–8.21%
	Australian Government
	5.25% 3/15/19	AUD	4,100,000	3,501,047
	5.75% 5/15/21	AUD	5,000,000	4,416,409
	6.00% 2/15/17	AUD	1,800,000	1,607,626
	6.50% 5/15/13	AUD	1,300,000	1,154,169
	New South Wales Treasury 5.50% 3/1/17	AUD	960,000	813,277
	Queensland Treasury
	6.00% 6/14/11	AUD	3,900,000	3,321,857
	6.00% 8/14/13	AUD	1,370,000	1,188,709
	6.00% 9/14/17	AUD	940,000	817,464
	#144A 7.125% 9/18/17	NZD	20,000	15,002
	Western Australia Treasury 5.50% 7/17/12	AUD	990,000	844,776

				17,680,336

	Austria–1.09%
	Republic of Austria 3.50% 7/15/15	EUR	1,800,000	2,348,767

				2,348,767

	Brazil–2.10%
	Brazil Notas do Tesouro Nacion Series B
	6.00% 5/15/11	BRL	5,500	58,957
	6.00% 5/15/13	BRL	15,500	163,664
	6.00% 5/15/15	BRL	141,000	1,477,832
	6.00% 5/15/45	BRL	50,000	517,376
	Series F 10.00% 1/1/12	BRL	1,635,000	881,100
	10.00% 1/1/17	BRL	3,000,000	1,427,132

				4,526,061

	Egypt–2.39%
≠	Egypt Treasury Bill
	10.06% 1/25/11	EGP	2,575,000	426,785
	10.178% 1/11/11	EGP	550,000	91,462
	20.322% 4/12/11	EGP	28,575,000	4,625,879

				5,144,126

	France–3.51%
	Dexia Municipal Agency
	0.80% 5/21/12	JPY	50,000,000	563,161
	1.55% 10/31/13	JPY	150,000,000	1,711,918
	France Government
	4.00% 4/25/14	EUR	3,050,000	4,072,019
	4.25% 4/25/19	EUR	890,000	1,205,283

				7,552,381

	Germany–3.74%
	Bayerische Landesbank 1.40% 4/22/13	JPY	150,000,000	1,718,173
	Deutschland Republic
	3.75% 1/4/19	EUR	880,000	1,187,866
	4.00% 1/4/18	EUR	1,100,000	1,509,411
	6.25% 1/4/24	EUR	1,000,000	1,676,977
	KFW 4.66% 1/5/12	NOK	12,500,000	1,964,766

				8,057,193

	Greece–0.59%
	Hellenic Republic 4.60% 7/20/18	EUR	1,500,000	1,265,019

				1,265,019

	Hungary–0.81%
	Republic of Hungary
	3.875% 2/24/20	EUR	490,000	520,870
	5.75% 6/11/18	EUR	350,000	422,147
	6.25% 1/29/20		820,000	809,934

				1,752,951

	Indonesia–3.81%
	Indonesia Government
	10.00% 9/15/24	IDR	25,030,000,000	3,005,622
	10.00% 2/15/28	IDR	7,040,000,000	819,082
	12.80% 6/15/21	IDR	29,990,000,000	4,383,516

				8,208,220

	Ireland–1.91%
	Irish Government
	4.00% 1/15/14	EUR	1,500,000	1,840,104
	4.50% 10/18/18	EUR	1,950,000	2,278,631

				4,118,735

	Israel–1.77%
	Israel Government Bond-Shahar 7.00% 4/29/11	ILS	7,230,000	1,935,071
≠	Israel Treasury Bill-Makam
	1.593% 10/6/10	ILS	1,345,000	343,532
	4.18% 3/2/11	ILS	295,000	74,558
	4.297% 4/6/11	ILS	2,145,000	540,829
	5.923% 1/5/11	ILS	3,000,000	761,227
	6.131% 2/2/11	ILS	600,000	151,944

				3,807,161

	Italy–4.37%
	Italy Buoni Poliennali Del Tesoro
	4.00% 2/1/37	EUR	1,800,000	1,927,024
	4.75% 2/1/13	EUR	3,000,000	3,881,999
	5.00% 2/1/12	EUR	920,000	1,178,025
	5.25% 8/1/17	EUR	1,800,000	2,426,883

				9,413,931

LVIP Global Income Fund–3

LVIP Global Income Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount[o]		(U.S. $)

	BONDS (continued)

	Japan–7.69%
	Development Bank of Japan
	1.60% 6/20/14	JPY	70,000,000	$832,427
	2.30% 3/19/26	JPY	70,000,000	851,844
	Japan Finance Organization for Municipalities 1.55% 2/21/12	JPY	100,000,000	1,154,537
	Japan Government 10 Yr Bonds
	1.20% 9/20/12	JPY	290,000,000	3,356,438
	1.50% 9/20/18	JPY	200,000,000	2,390,546
	1.70% 3/20/17	JPY	245,000,000	2,983,293
	1.90% 12/20/10	JPY	150,000,000	1,710,879
	Japan Government 20 Yr Bonds
	1.90% 3/22/21	JPY	170,000,000	2,062,091
	2.10% 9/20/24	JPY	100,000,000	1,218,450

				16,560,505

	Malaysia–3.96%
≠	Bank Negara Malaysia Monetary Notes
	2.411% 7/22/10	MYR	170,000	52,492
	2.416% 8/19/10	MYR	240,000	73,923
	2.441% 9/14/10	MYR	200,000	61,510
	2.442% 9/21/10	MYR	250,000	76,806
	2.442% 9/21/10	MYR	170,000	52,228
	2.471% 3/22/11	MYR	90,000	27,278
	2.479% 8/19/10	MYR	13,850,000	4,265,962
	Malaysia Government
	2.509% 8/27/12	MYR	4,000,000	1,223,290
	3.756% 4/28/11	MYR	110,000	34,298
	3.833% 9/28/11	MYR	8,330,000	2,607,463
≠	Malaysia Treasury Bill 2.479% 5/6/11	MYR	150,000	45,293

				8,520,543

	Mexico–3.05%
	Mexican Bonos
	7.75% 12/14/17	MXN	24,000,000	1,973,546
	8.00% 12/7/23	MXN	15,000,000	1,237,758
	10.00% 12/5/24	MXN	22,000,000	2,128,403
	10.00% 11/20/36	MXN	12,500,000	1,226,623

				6,566,330

	Netherlands–2.64%
	Bank Nederlandse Gemeenten 1.85% 11/7/16	JPY	85,000,000	1,006,208
•	ING Bank 6.125% 5/29/23	EUR	1,000,000	1,255,309
	Netherlands Government 7.50% 1/15/23	EUR	1,900,000	3,416,545

				5,678,062

	Norway–4.05%
	Eksportfinans 1.60% 3/20/14	JPY	430,000,000	5,020,297
	Norwegian Government 6.00% 5/16/11	NOK	23,330,000	3,701,280

				8,721,577

	Peru–0.08%
	Peru B Soberano 8.60% 8/12/17	PEN	430,000	176,984

				176,984

	Poland–3.87%
	Poland Government
	4.25% 5/24/11	PLN	240,000	70,801
	4.75% 4/25/12	PLN	5,650,000	1,670,498
	5.25% 10/25/17	PLN	10,500,000	3,020,553
	5.75% 4/25/14	PLN	4,600,000	1,378,211
	5.75% 9/23/22	PLN	3,600,000	1,041,976
	6.25% 10/24/15	PLN	1,300,000	395,881
	Poland Government International Bond 6.375% 7/15/19		680,000	752,232

				8,330,152

	Qatar–0.18%
#	Qatar Government International Bond 144A 6.55% 4/9/19		340,000	386,750

				386,750

	Republic of Iraq–0.12%
#	Republic of Iraq 144A 5.80% 1/15/28		320,000	262,400

				262,400

	Republic of Korea–7.13%
	Export-Import Bank of Korea 8.125% 1/21/14		170,000	194,782
	Korea Development Bank 8.00% 1/23/14		170,000	193,663
	Korea Treasury Bonds
	4.00% 6/10/12	KRW	6,229,000,000	5,118,897
	4.25% 12/10/12	KRW	2,721,000,000	2,247,431
	4.75% 12/10/11	KRW	3,850,000,000	3,206,870
	5.25% 3/10/13	KRW	2,500,000,000	2,117,118
	5.75% 12/10/10	KRW	2,500,000,000	2,072,483
	Republic of Korea 7.125% 4/16/19		170,000	204,749

				15,355,993

	Republic of Lithuania–0.85%
#	Republic of Lithuania 144A
	6.75% 1/15/15		660,000	695,000
	7.375% 2/11/20		1,060,000	1,128,103

				1,823,103

LVIP Global Income Fund–4

LVIP Global Income Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount[o]		(U.S. $)

	BONDS (continued)

	Republic of Vietnam–0.37%
#	Republic of Vietnam 144A 6.75% 1/29/20		760,000	$786,600

				786,600

	Russia–1.31%
	Russian-Eurobond
	7.50% 3/31/30		354,200	400,175
	#144A 7.50% 3/31/30		2,143,600	2,430,307

				2,830,482

	Slovenia–1.79%
	Republic of Slovenia 4.375% 2/6/19	EUR	3,000,000	3,848,220

				3,848,220

	South Africa–0.79%
	South Africa Government International Bond
	4.50% 4/5/16	EUR	150,000	188,735
	5.25% 5/16/13	EUR	130,000	170,311
	5.50% 3/9/20		560,000	581,700
	6.875% 5/27/19		660,000	758,175

				1,698,921

	Spain–3.90%
	Instituto de Credito Oficial 1.50% 9/20/12	JPY	380,000,000	4,216,607
	Spanish Government
	4.00% 4/30/20	EUR	2,000,000	2,339,185
	4.40% 1/31/15	EUR	1,450,000	1,830,998

				8,386,790

	Supranational–8.46%
	Asian Development Bank 2.35% 6/21/27	JPY	380,000,000	4,696,841
	Corporation Andina de Fomento 8.125% 6/4/19		270,000	332,840
	European Investment Bank
	1.40% 6/20/17	JPY	420,000,000	4,943,341
	5.375% 7/16/12	NOK	3,000,000	485,282
	International Bank for Reconstruction & Development 6.00% 11/9/16	AUD	4,000,000	3,456,703
	Nordic Investment Bank 1.70% 4/27/17	JPY	360,000,000	4,302,788

				18,217,795

	Sweden–2.06%
	Sweden Government 5.25% 3/15/11	SEK	33,490,000	4,428,671

				4,428,671

	United Arab Emirates–0.19%
#	Emirate of Abu Dhabi 144A 6.75% 4/8/19		350,000	401,443

				401,443

	United Kingdom–2.43%
	HSBC Holdings
	6.00% 6/10/19	EUR	780,000	1,054,446
	6.25% 3/19/18	EUR	200,000	275,990
	Lloyds TSB Bank
	5.375% 9/3/19	EUR	400,000	484,617
	•5.625% 3/5/18	EUR	400,000	475,386
	Royal Bank of Scotland 5.375% 9/30/19	EUR	1,000,000	1,194,448
	Standard Chartered Bank 5.875% 9/26/17	EUR	500,000	662,212
•	Standard Life 6.375% 7/12/22	EUR	950,000	1,074,667

				5,221,766

	United States–1.72%
	California State Refunding 4.50% 8/1/28 (AMBAC)		45,000	40,861
	California State (Taxable Build America Bonds) 6.20% 3/1/19		105,000	109,631
	6.65% 3/1/22		115,000	121,098
	7.625% 3/1/40		670,000	724,585
	7.95% 3/1/36		160,000	168,222
	California State (Various Purposes)
	5.25% 3/1/30		165,000	166,982
	5.50% 3/1/40		140,000	141,978
	7.50% 4/1/34		230,000	245,686
	Detroit, Michigan District State Aid 4.50% 11/1/23		40,000	38,712
	Illinois State 4.421% 1/1/15		340,000	338,099
	New York State Dormitory Authority (Taxable Build America Bonds)
	5.50% 3/15/30		765,000	768,267
	5.60% 3/15/40		250,000	251,680
	Tulare, California Sewer Revenue (Taxable Build America Bonds) 8.75% 11/15/44 (AGM)		115,000	117,477
•	Zurich Finance USA 4.50% 6/15/25	EUR	380,000	464,896

				3,698,174

	Venezuela–1.75%
ˆ	Petroleos de Venezuela 12.19% 7/10/11		2,450,000	2,143,750
	Venezuela Government International Bond
	•1.307% 4/20/11		950,000	880,413

LVIP Global Income Fund–5

LVIP Global Income Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount[o]	(U.S. $)

	BONDS (continued)
	Venezuela (continued)

	Venezuela Government International Bond (continued)
	5.375% 8/7/10	490,000	$487,550
	10.75% 9/19/13	300,000	262,500

			3,774,213

	Total Bonds (Cost $201,404,827)		201,483,428

≠	DISCOUNT NOTES–3.16%
	Federal Farm Credit 0.01% 7/1/10	3,240,000	3,240,000
	Federal Home Loan Bank 0.002% 7/1/10	3,570,000	3,570,000

	Total Discount Notes (Cost $6,810,000)		6,810,000

		Number of
		Shares

	SHORT-TERM INVESTMENT–2.18%
	Money Market Mutual Fund–2.18%
	Dreyfus Treasury & Agency Cash Management Fund	4,681,488	4,681,488

	Total Short-Term Investment (Cost $4,681,488)		4,681,488

TOTAL VALUE OF SECURITIES–98.93% (Cost $212,896,315)	212,974,916

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.07%	2,310,001

NET ASSETS APPLICABLE TO 19,689,225 SHARES OUTSTANDING–100.00%	$215,284,917

NET ASSET VALUE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($78,659,908 / 7,195,389 Shares)	$10.932

NET ASSET VALUE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($136,625,009 / 12,493,836 Shares)	$10.935

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$208,981,404
Undistributed net investment income	3,270,470
Accumulated net realized gain on investments	215,724
Net unrealized appreciation of investments and foreign currencies	2,817,319

Total net assets	$215,284,917

[o]	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD–Australian Dollar
BRL–Brazilian Real
CLP–Chilean Peso
CNY–Chinese Yuan
EGP–Egyptian Pound
EUR–European Monetary Unit
GBP–British Pound Sterling
IDR–Indonesian Rupiah
ILS–Israeli Shekel
INR–Indian Rupee
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysia Ringgit
NOK–Norwegian Kroner
NZD–New Zealand Dollar
PEN–Peruvian Sol
PHP–Philippine Peso
PLN–Polish Zloty
SEK–Swedish Krona
USD–United States Dollar

≠	The rate shown is the effective yield at the time of purchase.

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.

LVIP Global Income Fund–6

LVIP Global Income Fund
Statement of Net Assets (continued)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $6,105,605, which represented 2.84% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

ˆ	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
AGM–Insured by Assured Guaranty Municipal Corporation
AMBAC–Insured by the AMBAC Assurance Corporation
Yr–Year

1The following foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
AUD 758,000	USD (660,976)	12/1/10	$(34,782)
AUD 304,000	USD (266,608)	12/9/10	(15,695)
AUD 379,000	USD (330,564)	12/10/10	(17,783)
AUD 379,000	USD (330,715)	12/10/10	(17,934)
AUD 2,250,385	USD (1,900,000)	12/29/10	(46,758)
AUD 506,730	USD (422,000)	2/8/11	(6,638)
AUD 506,590	USD (422,000)	2/8/11	(6,752)
AUD 161,000	JPY (11,886,630)	2/9/11	(3,147)
AUD 161,000	JPY (11,916,093)	2/9/11	(3,481)
AUD 161,000	JPY (11,940,404)	2/9/11	(3,758)
BRL 691,688	USD (343,440)	7/29/10	36,088
BRL 165,000	JPY (8,013,555)	8/17/10	(846)
BRL 122,000	JPY (5,874,300)	8/18/10	(76)
BRL 183,000	JPY (8,602,098)	8/19/10	2,217
BRL 122,000	JPY (5,700,206)	8/31/10	1,549
BRL 184,000	JPY (8,507,608)	9/2/10	3,263
BRL 275,000	JPY (12,822,507)	9/15/10	2,821
BRL 588,000	JPY (26,776,755)	1/26/11	(1,822)
BRL 219,000	JPY (10,005,619)	1/27/11	(1,073)
CLP 18,760,000	USD (37,899)	12/6/10	(3,308)
CLP 24,670,000	USD (49,763)	12/6/10	(4,275)
CLP 28,210,000	USD (56,875)	12/7/10	(4,859)
CLP 376,500,000	USD (750,000)	1/4/11	(55,358)
CLP 60,541,000	USD (122,182)	1/7/11	(10,480)
CLP 35,450,000	USD (71,099)	1/7/11	(5,692)
CLP 49,800,000	USD (101,674)	1/10/11	(9,788)
CLP 35,800,000	USD (67,344)	2/7/11	(1,270)
CLP 64,100,000	USD (119,311)	2/10/11	(1,002)
CLP 64,100,000	USD (119,311)	2/10/11	(1,002)
CLP 64,000,000	USD (119,342)	2/11/11	(1,216)
CLP 63,300,000	USD (119,321)	2/14/11	(2,484)
CLP 126,200,000	USD (238,586)	2/16/11	(5,644)
CLP 30,500,000	USD (58,317)	2/18/11	(2,019)
CLP 61,100,000	USD (116,603)	2/18/11	(3,822)
CLP 60,900,000	USD (116,566)	2/22/11	(4,149)
CLP 103,600,000	USD (198,031)	2/22/11	(6,793)
CLP 319,000,000	USD (608,057)	2/22/11	(19,206)
CLP 61,500,000	USD (116,598)	2/23/11	(3,072)
CLP 61,000,000	USD (116,479)	2/24/11	(3,875)
CLP 91,400,000	USD (174,828)	2/25/11	(6,105)
CLP 130,370,000	USD (249,340)	2/25/11	(8,679)

LVIP Global Income Fund–7

LVIP Global Income Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
CLP 66,100,000	USD (125,665)	2/28/11	$(3,642)
CLP 32,300,000	USD (61,606)	3/1/11	(1,978)
CLP 81,300,000	USD (155,005)	3/1/11	(4,920)
CLP 20,200,000	USD (38,660)	3/2/11	(1,370)
CLP 42,500,000	USD (82,086)	3/15/11	(3,617)
CLP 61,600,000	USD (119,357)	3/21/11	(5,616)
CLP 595,612,500	USD (1,121,681)	5/9/11	(21,366)
CLP 600,075,000	USD (1,130,085)	5/9/11	(21,526)
CLP 64,400,000	USD (121,281)	5/10/11	(2,309)
CNY 6,626,500	USD (1,000,000)	11/29/10	(18,908)
CNY 11,689,320	USD (1,763,175)	5/9/11	(18,312)
CNY 11,844,800	USD (1,770,523)	5/10/11	(2,360)
EUR 1,214,562	USD (1,492,575)	7/6/10	(7,183)
EUR (9,027,190)	USD 11,952,739	7/30/10	911,303
EUR (1,447,106)	GBP 1,224,000	7/30/10	58,368
EUR (915,344)	PLN 3,846,000	8/11/10	10,774
EUR (160,000)	USD 225,544	8/20/10	29,819
EUR (164,000)	USD 231,971	8/23/10	31,350
EUR (162,000)	USD 230,753	9/7/10	32,560
EUR (170,000)	USD 248,438	10/4/10	40,423
EUR (275,000)	USD 399,493	10/6/10	62,993
EUR (270,000)	USD 396,563	10/8/10	66,178
EUR (767,000)	USD 1,147,509	10/26/10	208,878
EUR (385,000)	USD 568,645	10/26/10	97,494
EUR (390,000)	USD 583,596	10/27/10	106,323
EUR (1,929,000)	USD 2,888,774	10/27/10	528,110
EUR (50,000)	USD 73,855	11/2/10	12,664
EUR (187,000)	USD 274,927	11/3/10	46,072
EUR (143,000)	USD 209,674	11/5/10	34,665
EUR (330,749)	NOK 2,828,000	11/29/10	26,534
EUR (650,340)	NOK 5,550,000	11/29/10	50,555
EUR (875,000)	USD 1,304,188	11/29/10	233,187
EUR (105,507)	NOK 910,000	12/1/10	9,653
EUR (503,563)	PLN 2,120,000	1/4/11	1,634
EUR (758,000)	USD 1,083,546	1/4/11	155,564
EUR (1,331,229)	SEK 13,500,000	1/11/11	101,434
EUR (623,000)	USD 890,460	1/11/11	127,720
EUR (658,000)	USD 940,841	1/11/11	135,250
EUR (123,000)	USD 177,928	1/18/11	27,332
EUR (126,500)	USD 178,586	1/27/11	23,697
EUR (45,000)	USD 61,756	2/8/11	6,653
EUR (276,697)	NOK 2,305,800	2/8/11	11,842
EUR (34,000)	USD 46,677	2/8/11	5,043
EUR (940,818)	NOK 7,827,000	2/9/11	38,333
EUR (105,000)	USD 143,430	2/9/11	14,855
EUR (108,000)	USD 147,392	2/10/11	15,143
EUR (108,000)	USD 148,063	2/14/11	15,811
EUR (107,000)	USD 145,584	2/16/11	14,555
EUR (107,000)	USD 145,509	2/16/11	14,480
EUR (115,000)	USD 158,003	2/18/11	17,176
EUR (115,000)	USD 157,988	2/18/11	17,161
EUR (267,000)	USD 365,325	3/7/11	38,327

LVIP Global Income Fund–8

LVIP Global Income Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
EUR (353,000)	USD 483,525	3/7/11	$51,202
EUR (94,000)	USD 128,629	3/8/11	13,505
EUR (1,236,132)	SEK 12,000,000	3/11/11	23,965
EUR (3,120,000)	USD 4,231,968	3/11/11	410,771
EUR (384,000)	USD 518,911	4/7/11	48,532
EUR (461,000)	USD 623,009	4/7/11	58,310
EUR (230,000)	USD 310,707	4/7/11	28,970
EUR (566,000)	USD 762,459	4/13/11	69,115
EUR (375,000)	USD 511,928	4/14/11	52,554
EUR (3,385,000)	USD 4,323,999	5/10/11	176,730
EUR (606,438)	USD 773,633	5/11/11	30,626
EUR (312,640)	PLN 1,328,000	5/24/11	1,594
EUR (1,630,646)	USD 2,021,643	5/24/11	23,620
EUR (136,171)	SEK 1,309,000	6/1/11	752
EUR (136,684)	SEK 1,311,000	6/1/11	381
GBP 7,850,500	USD (11,962,649)	7/30/10	(235,841)
ILS 448,000	USD (118,225)	8/17/10	(3,019)
ILS 448,000	USD (118,027)	8/19/10	(2,822)
ILS 45,000	USD (11,855)	8/19/10	(282)
ILS 171,900	USD (44,975)	8/20/10	(771)
ILS 293,400	USD (76,943)	8/23/10	(1,496)
ILS 2,465,900	USD (660,639)	1/7/11	(27,089)
ILS 319,324	USD (85,042)	3/29/11	(3,031)
ILS 193,959	USD (51,733)	3/31/11	(1,920)
INR 499,000	USD (9,980)	7/19/10	742
INR 499,000	USD (9,980)	7/20/10	740
INR 4,373,000	USD (87,565)	8/20/10	6,047
INR 3,790,000	USD (75,895)	8/23/10	5,211
INR 2,680,000	USD (53,707)	9/1/10	3,588
INR 22,824,000	USD (480,627)	10/26/10	4,679
INR 7,616,000	USD (160,202)	10/26/10	1,737
INR 11,346,000	USD (240,320)	10/27/10	908
INR 47,060,000	USD (1,000,000)	11/29/10	(2,330)
INR 15,600,000	USD (331,640)	2/4/11	(2,592)
INR 5,400,000	USD (115,139)	2/4/11	(1,237)
INR 6,800,000	USD (145,315)	2/7/11	(1,913)
INR 11,200,000	USD (239,885)	2/8/11	(3,710)
INR 90,817,000	USD (1,970,000)	5/10/11	(66,601)
JPY 71,881,648	USD (810,756)	7/6/10	2,555
JPY (22,978,000)	USD 242,241	8/17/10	(17,926)
JPY (11,418,000)	USD 121,120	8/18/10	(8,162)
JPY (11,365,000)	USD 120,801	8/19/10	(7,883)
JPY (11,394,000)	USD 120,984	8/20/10	(8,031)
JPY (11,408,000)	USD 120,799	8/20/10	(8,374)
JPY (22,764,000)	USD 241,958	8/23/10	(15,813)
JPY (22,597,000)	USD 241,957	8/23/10	(13,922)
JPY (22,640,000)	USD 241,958	8/24/10	(14,413)
JPY (22,716,000)	USD 241,962	8/24/10	(15,269)
JPY (11,260,000)	USD 120,984	8/25/10	(6,524)
JPY (11,285,000)	USD 120,979	9/1/10	(6,828)
JPY (11,167,000)	USD 120,982	9/2/10	(5,492)
JPY (16,818,000)	USD 181,467	9/9/10	(9,034)

LVIP Global Income Fund–9

LVIP Global Income Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
JPY (17,572,000)	USD 191,424	9/10/10	$(7,621)
JPY (16,761,000)	USD 181,475	9/10/10	(8,384)
JPY (14,597,000)	USD 159,523	9/13/10	(5,833)
JPY (11,485,000)	USD 127,618	9/15/10	(2,490)
JPY (11,613,000)	USD 127,613	9/15/10	(3,946)
JPY (17,297,000)	USD 191,421	9/15/10	(4,529)
JPY (5,775,000)	USD 63,812	9/16/10	(1,611)
JPY (17,226,000)	USD 191,421	9/16/10	(3,728)
JPY (5,726,000)	USD 63,807	9/21/10	(1,068)
JPY (11,549,000)	USD 127,613	9/21/10	(3,235)
JPY (11,158,000)	USD 123,300	9/24/10	(3,126)
JPY (1,110,000)	USD 12,335	9/27/10	(243)
JPY (3,492,000)	USD 38,804	9/28/10	(765)
JPY (5,819,000)	USD 64,663	9/29/10	(1,276)
JPY (105,000,000)	USD 1,154,354	10/26/10	(36,173)
JPY (5,392,769)	USD 59,600	11/8/10	(1,562)
JPY (5,297,000)	USD 59,146	11/10/10	(933)
JPY (12,889,000)	USD 143,842	11/12/10	(2,352)
JPY (5,370,800)	USD 59,990	11/12/10	(929)
JPY (29,985,000)	USD 334,747	11/15/10	(5,382)
JPY (7,218,000)	USD 80,338	11/16/10	(1,539)
JPY (14,973,000)	USD 167,371	11/16/10	(2,476)
JPY (29,897,000)	USD 334,744	11/17/10	(4,402)
JPY (7,824,000)	USD 87,031	11/17/10	(1,723)
JPY (11,961,000)	USD 133,897	11/17/10	(1,786)
JPY (41,691,000)	USD 468,643	11/18/10	(4,302)
JPY (32,332,000)	USD 364,870	11/29/10	(1,995)
JPY (47,109,000)	USD 535,599	11/29/10	1,063
JPY (11,693,000)	USD 133,902	11/29/10	1,224
JPY (28,991,000)	USD 334,742	12/1/10	5,773
JPY (24,430,094)	USD 268,569	12/28/10	(8,811)
JPY (24,520,467)	USD 268,569	12/28/10	(9,837)
JPY (24,468,902)	USD 268,569	12/28/10	(9,252)
JPY (30,700,000)	USD 336,946	1/7/11	(11,707)
JPY (15,350,000)	USD 168,455	1/7/11	(5,871)
JPY (15,350,300)	USD 168,487	1/7/11	(5,840)
JPY (15,400,000)	USD 168,485	1/11/11	(6,427)
JPY (15,410,000)	USD 168,415	1/11/11	(6,610)
JPY (35,560,000)	USD 387,719	1/13/11	(16,187)
JPY (35,290,000)	USD 387,689	1/14/11	(13,159)
JPY (28,070,000)	USD 310,147	1/14/11	(8,692)
JPY (49,760,000)	USD 554,044	1/26/11	(11,329)
JPY (12,400,000)	USD 138,439	1/26/11	(2,450)
JPY (43,530,000)	USD 484,733	1/26/11	(9,855)
JPY (42,789,000)	USD 476,423	1/27/11	(9,758)
JPY (20,162,503)	KRW 268,000,000	2/10/11	(10,845)
JPY (52,074,000)	USD 585,346	2/10/11	(6,534)
JPY (6,078,103)	KRW 80,000,000	2/14/11	(3,920)
JPY (6,969,696)	KRW 92,000,000	2/14/11	(4,279)
JPY (4,133,813)	KRW 54,000,000	2/16/11	(3,002)
JPY (36,590,000)	USD 406,949	2/22/11	(9,060)
JPY (36,600,000)	USD 406,757	2/22/11	(9,365)

LVIP Global Income Fund–10

LVIP Global Income Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
JPY (53,500,000)	USD 599,124	3/1/11	$(9,245)
JPY (53,600,000)	USD 599,902	3/1/11	(9,605)
JPY (59,700,000)	USD 671,103	3/1/11	(7,769)
JPY (34,641,000)	USD 384,609	3/18/11	(9,471)
JPY (20,800,000)	USD 230,849	3/18/11	(5,773)
JPY (28,080,000)	USD 312,239	3/18/11	(7,201)
JPY (60,393,560)	USD 671,151	3/22/11	(15,958)
JPY (25,100,000)	USD 273,858	4/20/11	(11,912)
JPY (25,100,000)	USD 273,713	4/20/11	(12,057)
JPY (36,565,000)	USD 410,503	5/10/11	(6,001)
JPY (24,447,000)	USD 273,671	5/10/11	(4,799)
JPY (36,547,000)	USD 410,502	5/10/11	(5,796)
MXN (19,600,000)	USD 1,466,704	1/11/11	(16,635)
MYR 3,723,300	USD (1,127,931)	5/10/11	7,483
MYR 5,020,600	USD (1,499,716)	6/6/11	29,663
NZD (21,673)	USD 15,019	7/1/10	161
NZD (72,383)	USD 47,589	8/9/10	(1,892)
NZD (1,582,912)	USD 1,041,239	8/9/10	(40,831)
NZD (71,557)	USD 47,153	8/9/10	(1,763)
NZD (71,683)	USD 47,607	8/11/10	(1,387)
NZD (337,731)	USD 220,606	8/12/10	(10,210)
NZD (330,013)	USD 217,604	8/24/10	(7,722)
NZD (328,000)	USD 219,268	8/27/10	(4,630)
NZD (2,070,000)	USD 1,461,834	1/12/11	65,259
PHP 11,696,000	USD (242,136)	10/4/10	6,907
PHP 7,760,000	USD (161,435)	10/5/10	3,784
PHP 7,762,000	USD (161,437)	10/5/10	3,825
PHP 2,050,000	USD (43,049)	10/6/10	594
PHP 6,370,000	USD (134,524)	10/7/10	1,075
PHP 2,550,000	USD (53,816)	10/8/10	462
PHP 5,097,000	USD (107,613)	10/8/10	877
PHP 5,107,000	USD (107,621)	10/8/10	1,082
PHP 2,543,000	USD (53,808)	10/8/10	321
PHP 1,518,000	USD (32,291)	10/12/10	8
PHP 2,531,000	USD (53,817)	10/13/10	31
PHP 7,297,000	USD (155,771)	10/13/10	(524)
PHP 857,000	USD (18,273)	10/15/10	(43)
PHP 2,847,000	USD (60,936)	10/18/10	(393)
PHP 1,434,000	USD (30,459)	10/19/10	33
PHP 5,734,000	USD (121,870)	10/21/10	32
PHP 2,879,000	USD (60,931)	10/21/10	275
PHP 5,895,000	USD (123,845)	10/25/10	1,435
PHP 8,851,000	USD (185,750)	10/25/10	2,349
PHP 2,949,000	USD (61,915)	10/25/10	757
PHP 7,654,000	USD (160,991)	10/26/10	1,655
PHP 2,366,000	USD (49,539)	10/28/10	728
PHP 46,600,000	USD (1,000,000)	1/10/11	(16,579)
PHP 13,904,000	USD (298,967)	1/13/11	(5,619)
PHP 2,230,000	USD (47,680)	1/14/11	(635)
PHP 2,265,000	USD (48,657)	1/18/11	(891)
PHP 3,971,000	USD (85,067)	1/18/11	(1,322)
PHP 1,417,000	USD (30,323)	1/19/11	(442)

LVIP Global Income Fund–11

LVIP Global Income Fund
Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
PHP 5,656,000	USD (121,360)	1/19/11	$(2,091)
PHP 7,500,000	USD (156,642)	2/3/11	1,311
PHP 2,700,000	USD (56,415)	2/3/11	448
PHP 2,000,000	USD (42,105)	2/4/11	12
PHP 2,100,000	USD (44,166)	2/4/11	57
PHP 2,600,000	USD (54,910)	2/7/11	(172)
PHP 2,900,000	USD (61,311)	2/7/11	(257)
PLN 1,223,460	USD (361,810)	7/6/10	(1,297)
PLN 4,423,066	USD (1,479,781)	7/29/10	(178,601)
SEK 16,164,286	USD (2,188,503)	7/29/10	(114,856)

			$2,840,716

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP Global Income Fund–12

LVIP Global Income Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$3,598,034
Foreign tax withheld	(115,218)

3,482,816

EXPENSES:
Management fees	613,407
Distribution expenses-Service Class	123,927
Custodian fees	48,645
Accounting and administration expenses	45,008
Professional fees	24,501
Reports and statements to shareholders	8,487
Trustees’ fees	2,642
Other	6,375

872,992
Less expenses waived/reimbursed	(47,185)

Total operating expenses	825,807

NET INVESTMENT INCOME	2,657,009

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	99,688
Foreign currencies	(64,632)

Net realized gain	35,056
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(1,644,902)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(1,609,846)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,047,163

See accompanying notes

LVIP Global Income Fund
Statements of Changes in Net Assets

	Six Months
	Ended	5/4/09*
	6/30/10	to
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,657,009	$1,872,243
Net realized gain on investments and foreign currencies	35,056	1,058,990
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(1,644,902)	4,462,221

Net increase in net assets resulting from operations	1,047,163	7,393,454

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,464,176)
Service Class	—	(672,928)

	—	(2,137,104)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,772,549	95,139,840
Service Class	87,409,438	61,871,036
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,464,176
Service Class	—	672,928

	99,181,987	159,147,980

Cost of shares repurchased:
Standard Class	(26,065,759)	(10,577,898)
Service Class	(9,566,024)	(3,138,882)

	(35,631,783)	(13,716,780)

Increase in net assets derived from capital share transactions	63,550,204	145,431,200

NET INCREASE IN NET ASSETS	64,597,367	150,687,550
NET ASSETS:
Beginning of period	150,687,550	—

End of period (including undistributed net investment income of $3,270,470 and $678,093, respectively)	$215,284,917	$150,687,550

*	Date of commencement of operations.

See accompanying notes

LVIP Global Income Fund–13

LVIP Global Income Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Standard Class
	Six Months
	Ended	5/4/09[2]
	6/30/10[1]	to
	(Unaudited)	12/31/09

Net asset value, beginning of period	$10.817	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.161	0.205
Net realized and unrealized gain (loss) in on investments and foreign currencies	(0.046)	0.789

Total from investment operations	0.115	0.994

Less dividends and distributions from:
Net investment income	—	(0.177)

Total dividends and distributions	—	(0.177)

Net asset value, end of period	$10.932	$10.817

Total return[4]	1.06%	9.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$78,660	$91,671
Ratio of expenses to average net assets	0.74%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.84%
Ratio of net investment income to average net assets	2.94%	2.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.89%	2.79%
Portfolio turnover	39%	49%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Global Income Fund–14

LVIP Global Income Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Service Class
	Six Months
	Ended	5/4/09[2]
	6/30/10[1]	to
	(Unaudited)	12/31/09

Net asset value, beginning of period	$10.833	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.147	0.187
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.045)	0.801

Total from investment operations	0.102	0.988

Less dividends and distributions from:
Net investment income	—	(0.155)

Total dividends and distributions	—	(0.155)

Net asset value, end of period	$10.935	$10.833

Total return[4]	0.94%	9.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$136,625	$59,017
Ratio of expenses to average net assets	0.99%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.09%
Ratio of net investment income to average net assets	2.69%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.64%	2.54%
Portfolio turnover	39%	49%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Global Income Fund–15

LVIP Global Income Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Global Income Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The investment objective of the Fund is to seek current income consistent with the preservation of capital. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions for the open tax year ended December 31, 2009, and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisors, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. LIAC has contractually agreed to waive 0.05% of its advisory fee for the Fund.

LVIP Global Income Fund–16

LVIP Global Income Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Additionally, LIAC has contractually agreed to reimburse the Fund to the extent that the total annual fund operating expenses (excluding distribution fees) exceed 0.75% of average daily net assets. The agreements will continue at least through April 30, 2011 and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Mondrian Investment Partners Ltd. (Mondrian) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian at an annual rate of 0.30% of Mondrian’s managed portion of the Fund’s average daily net assets.

Franklin Advisers, Inc. (Franklin), is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin at an annual rate of 0.30% of Franklin’s managed portion of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $6,004 and $3,546, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$102,406
Distribution fees payable to LFD	26,638

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $95,928,242 and sales of $31,238,746 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $212,938,622. At June 30, 2010, net unrealized appreciation was $36,294, of which $7,201,411 related to unrealized appreciation of investments and $7,165,117 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$6,941,971	$—	$6,941,971
Foreign Debt	—	171,065,283	8,571,188	179,636,471
Municipal Bonds	—	3,233,278	—	3,233,278
Short-Term	4,681,488	6,810,000	11,671,708	23,163,196

Total	$4,681,488	$188,050,532	$20,242,896	$212,974,916

Foreign Currency Exchange Contracts	$—	$2,840,716	$—	$2,840,716

LVIP Global Income Fund–17

LVIP Global Income Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Debt	Short-Term	Total

Balance as of 12/31/09	$7,482,218	$348,583	$7,830,801
Purchases	1,352,931	11,472,573	12,825,504
Sales	(81,788)	—	(81,788)
Net change in unrealized appreciation/depreciation	(182,173)	(149,448)	(331,621)

Balance as of 6/30/10	$8,571,188	$11,671,708	$20,242,896

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/10	$(182,173)	$(149,448)	$(331,621)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the period ended December 31, 2009 was as follows:

5/4/09*
to
12/31/09

Ordinary income	$2,137,104

*	Date of commencement of operations.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$208,981,404
Undistributed ordinary income	7,197,724
Undistributed long-term capital gain	1,243
Other temporary differences	(580,975)
Unrealized depreciation of investments and foreign currencies	(314,479)

Net assets	$215,284,917

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddles and mark-to-market of foreign currency exchange contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(64,632)	$64,632

LVIP Global Income Fund–18

LVIP Global Income Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Period
	Ended	5/4/09* to
	6/30/10	12/31/09

Shares sold:
Standard Class	1,066,490	9,362,516
Service Class	7,917,308	5,675,778
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	133,580
Service Class	—	61,286

	8,983,798	15,233,160

Shares repurchased:
Standard Class	(2,346,199)	(1,020,998)
Service Class	(871,251)	(289,285)

	(3,217,450)	(1,310,283)

Net increase	5,766,348	13,922,877

*	Date of commencement of operations.

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standards & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2010, no securities have been determined be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

LVIP Global Income Fund–19

LVIP Global Income Fund
Notes to Financial Statements (continued)

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund–20

LVIP Janus Capital Appreciation Fund

LVIP Janus Capital
Appreciation Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Janus Capital Appreciation Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Janus Capital Appreciation Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$919.90	0.77%	$3.67
Service Class Shares	1,000.00	918.80	1.02%	4.85

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.98	0.77%	$3.86
Service Class Shares	1,000.00	1,019.74	1.02%	5.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Janus Capital Appreciation Fund–1

LVIP Janus Capital Appreciation Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	92.55%

Aerospace & Defense	1.73%
Air Freight & Logistics	2.15%
Beverages	6.84%
Biotechnology	5.26%
Capital Markets	2.53%
Chemicals	2.21%
Commercial Banks	0.59%
Communications Equipment	5.94%
Computers & Peripherals	8.79%
Diversified Financial Services	2.77%
Electrical Equipment	1.03%
Electronic Equipment, Instruments & Components	1.39%
Food & Staples Retailing	2.15%
Health Care Equipment & Supplies	3.00%
Hotels, Restaurants & Leisure	1.83%
Household Products	1.45%
Industrial Conglomerates	1.75%
Insurance	0.80%
Internet Software & Services	5.83%
IT Services	1.22%
Machinery	1.96%
Media	1.66%
Metals & Mining	2.36%
Multiline Retail	0.57%
Oil, Gas & Consumable Fuels	8.13%
Pharmaceuticals	3.18%
Road & Rail	1.36%
Semiconductors & Semiconductor Equipment	3.20%
Software	3.68%
Specialty Retail	1.93%
Tobacco	1.02%
Wireless Telecommunication Services	4.24%

Short-Term Investment	6.93%

Total Value of Securities	99.48%

Receivables and Other Assets Net of Liabilities	0.52%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Anheuser-Busch InBev	5.35%
Apple	4.89%
Cisco Systems	4.78%
Crown Castle International	4.25%
International Business Machines	3.90%
Occidental Petroleum	3.54%
Celgene	3.49%
Oracle	3.00%
EOG Resources	2.72%
eBay	2.31%

Total	38.23%

LVIP Janus Capital Appreciation Fund–2

LVIP Janus Capital Appreciation Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–92.55%
	Aerospace & Defense–1.73%
	Precision Castparts	41,535	$4,274,783
	United Technologies	25,330	1,644,170

			5,918,953

	Air Freight & Logistics–2.15%
	Expeditors International Washington	68,465	2,362,727
	Robinson (C.H.) Worldwide	51,415	2,861,759
	United Parcel Service Class B	36,975	2,103,508

			7,327,994

	Beverages–6.84%
±	Anheuser-Busch InBev (Belgium)	379,595	18,252,903
*†±	Anheuser-Busch InBev VVPR Strip (Belgium)	437,656	1,606
	Coca Cola Enterprises	67,175	1,737,146
±	Diageo (United Kingdom)	212,650	3,339,617

			23,331,272

	Biotechnology–5.26%
†	Celgene	234,335	11,908,904
†	Genzyme	39,275	1,993,992
†	Gilead Sciences	117,610	4,031,671

			17,934,567

	Capital Markets–2.53%
	Goldman Sachs Group	27,775	3,646,024
	Morgan Stanley	50,580	1,173,962
	T. Rowe Price Group	86,275	3,829,747

			8,649,733

	Chemicals–2.21%
	Potash (Canada)	35,280	3,042,547
	Praxair	59,135	4,493,669

			7,536,216

	Commercial Banks–0.59%
	ICICI Bank ADR (India)	55,799	2,016,576

			2,016,576

	Communications Equipment–5.94%
†	Cisco Systems	764,590	16,293,413
	Corning	163,380	2,638,587
†	Motorola	207,585	1,353,454

			20,285,454

	Computers & Peripherals–8.79%
†	Apple	66,324	16,682,476
	International Business Machines	107,780	13,308,674

			29,991,150

	Diversified Financial Services–2.77%
	Bank of America	211,897	3,044,960
	CME Group	8,650	2,435,408
	JPMorgan Chase	108,250	3,963,032

			9,443,400

	Electrical Equipment–1.03%
	Emerson Electric	80,480	3,516,171

			3,516,171

	Electronic Equipment, Instruments & Components–1.39%
	Amphenol Class A	79,930	3,139,650
	Tyco Electronics (Switzerland)	63,420	1,609,600

			4,749,250

	Food & Staples Retailing–2.15%
	General Mills	29,070	1,032,566
±	Tesco (United Kingdom)	558,308	3,150,257
	Walgreen	118,425	3,161,948

			7,344,771

	Health Care Equipment & Supplies–3.00%
	Baxter International	2,669	108,468
	Covidien (Ireland)	189,085	7,597,436
†	St. Jude Medical	70,037	2,527,635

			10,233,539

	Hotels, Restaurants & Leisure–1.83%
±	Crown (Australia)	388,001	2,514,160
	McDonald’s	56,830	3,743,392

			6,257,552

	Household Products–1.45%
	Colgate-Palmolive	62,700	4,938,252

			4,938,252

	Industrial Conglomerates–1.75%
	Tyco International (Switzerland)	169,100	5,957,393

			5,957,393

	Insurance–0.80%
	ACE (Switzerland)	26,445	1,361,389
±	Prudential (United Kingdom)	180,681	1,363,872

			2,725,261

	Internet Software & Services–5.83%
†	eBay	401,775	7,878,808
†	Google Class A	16,255	7,232,662
†	Yahoo	344,620	4,766,095

			19,877,565

	IT Services–1.22%
†	Amdocs (United Kingdom)	116,740	3,134,469
	Global Payments	27,815	1,016,360

			4,150,829

LVIP Janus Capital Appreciation Fund–3

LVIP Janus Capital Appreciation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Machinery–1.96%
	Danaher	137,110	$5,089,523
	Illinois Tool Works	39,000	1,609,920

			6,699,443

	Media–1.66%
	CBS Class B	242,835	3,139,856
	Disney (Walt)	79,855	2,515,433

			5,655,289

	Metals & Mining–2.36%
	Agnico-Eagle Mines (Canada)	3,325	202,094
	Newmont Mining	79,350	4,899,068
	Nucor	77,335	2,960,384

			8,061,546

	Multiline Retail–0.57%
†	Kohl’s	41,055	1,950,113

			1,950,113

	Oil, Gas & Consumable Fuels–8.13%
	Apache	36,790	3,097,350
±	BG Group (United Kingdom)	107,540	1,600,694
	EOG Resources	94,335	9,279,734
	Occidental Petroleum	156,375	12,064,331
	Petroleo Brasileiro ADR (Brazil)	57,203	1,704,649

			27,746,758

	Pharmaceuticals–3.18%
	Abbott Laboratories	58,315	2,727,976
	Bristol-Myers Squibb	273,790	6,828,322
†	Medco Health Solutions	23,685	1,304,570

			10,860,868

	Road & Rail–1.36%
	Canadian National Railway (Canada)	80,630	4,626,549

			4,626,549

	Semiconductors & Semiconductor Equipment–3.20%
†	Marvell Technology Group (Bermuda)	328,455	5,176,451
±	Taiwan Semiconductor Manufacturing (Taiwan)	1,724,507	3,208,848
	Texas Instruments	109,174	2,541,571

			10,926,870

	Software–3.68%
	Microsoft	100,675	2,316,532
	Oracle	476,970	10,235,776

			12,552,308

	Specialty Retail–1.93%
	Home Depot	140,435	3,942,011
	Limited Brands	119,335	2,633,723

			6,575,734

	Tobacco–1.02%
	Philip Morris International	75,950	3,481,548

			3,481,548

	Wireless Telecommunication Services–4.24%
†	Crown Castle International	388,790	14,486,315

			14,486,315

	Total Common Stock (Cost $288,044,642)		315,809,239

	SHORT-TERM INVESTMENT–6.93%
	Money Market Mutual Fund–6.93%
	Dreyfus Treasury & Agency Cash Management Fund	23,634,766	23,634,766

	Total Short-Term Investment (Cost $23,634,766)		23,634,766

TOTAL VALUE OF SECURITIES–99.48% (Cost $311,679,408)	339,444,005

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.52%	1,778,577

NET ASSETS APPLICABLE TO 19,098,106 SHARES OUTSTANDING–100.00%	$341,222,582

NET ASSET VALUE–LVIP JANUS CAPITAL APPRECIATION FUND STANDARD CLASS ($286,002,910 / 15,986,132 Shares)	$17.891

NET ASSET VALUE–LVIP JANUS CAPITAL APPRECIATION FUND SERVICE CLASS ($55,219,672 / 3,111,974 Shares)	$17.744

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$549,998,402
Undistributed net investment income	3,957,208
Accumulated net realized loss on investments	(240,520,307)
Net unrealized appreciation of investments and foreign currencies	27,787,279

Total net assets	$341,222,582

LVIP Janus Capital Appreciation Fund–4

LVIP Janus Capital Appreciation Fund
Statement of Net Assets (continued)

†	Non income producing security.

*	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $33,431,957 which represented 9.80% the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR–American Depositary Receipts
AUD–Australian Dollar
EUR–European Monetary Unit
GBP–British Pound Sterling
USD–United States Dollar
VVPR Strip–Dividend Coupon

1The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

			Unrealized
			Appreciation
Contracts to Deliver	In Exchange For	Settlement Date	(Depreciation)

AUD (370,000)	USD 311,503	7/29/10	$1,306
AUD (480,000)	USD 400,291	8/5/10	(1,794)
AUD (215,000)	USD 188,964	8/12/10	9,010
EUR (1,200,000)	USD 1,471,584	7/29/10	3,834
EUR (1,100,000)	USD 1,352,802	8/5/10	7,312
EUR (7,100,000)	USD 8,789,445	8/12/10	104,568
GBP (1,580,000)	USD 2,303,324	7/29/10	(56,826)
GBP (1,145,000)	USD 1,682,165	8/5/10	(28,191)
GBP (1,605,000)	USD 2,379,653	8/12/10	(17,830)

			$21,389

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP Janus Capital Appreciation Fund–5

LVIP Janus Capital Appreciation Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,607,652
Interest	3,947
Foreign tax withheld	(68,623)

2,542,976

EXPENSES:
Management fees	1,412,526
Accounting and administration expenses	87,062
Distribution expenses-Service Class	74,546
Reports and statements to shareholders	44,842
Custodian fees	15,764
Professional fees	13,814
Trustees’ fees	6,177
Other	8,729

1,663,460
Less expenses waived/reimbursed	(148,768)

Total operating expenses	1,514,692

NET INVESTMENT INCOME	1,028,284

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	4,072,676
Foreign currencies	3,875,655

Net realized gain	7,948,331
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(38,629,123)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(30,680,792)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,652,508)

See accompanying notes

LVIP Janus Capital Appreciation Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,028,284	$1,648,548
Net realized gain (loss) on investments and foreign currencies	7,948,331	(63,385,026)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(38,629,123)	169,145,207

Net increase (decrease) in net assets resulting from operations	(29,652,508)	107,408,729

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,389,910)
Service Class	—	(372,646)

	—	(2,762,556)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,327,093	5,850,416
Service Class	10,426,382	30,776,251
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,389,910
Service Class	—	372,646

	14,753,475	39,389,223

Cost of shares repurchased:
Standard Class	(20,875,886)	(36,640,255)
Service Class	(7,890,481)	(13,532,267)

	(28,766,367)	(50,172,522)

Decrease in net assets derived from capital share transactions	(14,012,892)	(10,783,299)

NET INCREASE (DECREASE) IN NET ASSETS	(43,665,400)	93,862,874
NET ASSETS:
Beginning of period	384,887,982	291,025,108

End of period (including undistributed net investment income (accumulated net investment loss) of $3,957,208 and $(946,731), respectively)	$341,222,582	$384,887,982

See accompanying notes

LVIP Janus Capital Appreciation Fund–6

LVIP Janus Capital Appreciation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Janus Capital Appreciation Fund Standard Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$19.449	$14.150	$24.169	$20.116	$18.376	$17.680

Income (loss) from investment operations:
Net investment income[2]	0.057	0.087	0.121	0.095	0.051	0.038
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.615)	5.351	(10.000)	4.019	1.725	0.704

Total from investment operations	(1.558)	5.438	(9.879)	4.114	1.776	0.742

Less dividends and distributions from:
Net investment income	—	(0.139)	(0.140)	(0.061)	(0.036)	(0.046)

Total dividends and distributions	—	(0.139)	(0.140)	(0.061)	(0.036)	(0.046)

Net asset value, end of period	$17.891	$19.449	$14.150	$24.169	$20.116	$18.376

Total return[3]	(8.01% )	38.53%	(40.82% )	20.42%	9.67%	4.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$286,003	$327,324	$264,563	$506,900	$488,232	$544,301
Ratio of expenses to average net assets	0.77%	0.75%	0.71%	0.69%	0.70%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.85%	0.85%	0.85%	0.82%	0.83%	0.83%
Ratio of net investment income to average net assets	0.59%	0.55%	0.61%	0.43%	0.27%	0.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.51%	0.45%	0.47%	0.30%	0.14%	0.12%
Portfolio turnover	45%	52%	68%	123%	99%	85%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Janus Capital Appreciation Fund–7

LVIP Janus Capital Appreciation Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Janus Capital Appreciation Fund Service Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06		12/31/05

Net asset value, beginning of period	$19.313	$14.087	$24.036	$20.014	$18.294		$17.608

Income (loss) from investment operations:
Net investment income (loss)[2]	0.033	0.047	0.072	0.040	0.004		(0.006)
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.602)	5.319	(9.931)	3.996	1.716		0.700

Total from investment operations	(1.569)	5.366	(9.859)	4.036	1.720		0.694

Less dividends and distributions from:
Net investment income	—	(0.140)	(0.090)	(0.014)	—		(0.008)

Total dividends and distributions	—	(0.140)	(0.090)	(0.014)	—		(0.008)

Net asset value, end of period	$17.744	$19.313	$14.087	$24.036	$20.014		$18.294

Total return[3]	(8.12% )	38.17%	(40.97% )	20.11%	9.40%		3.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55,220	$57,564	$26,462	$36,209	$16,903		$12,378
Ratio of expenses to average net assets	1.02%	1.00%	0.96%	0.94%	0.95%		0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.10%	1.10%	1.10%	1.07%	1.08%		1.08%
Ratio of net investment income (loss) to average net assets	0.34%	0.30%	0.36%	0.18%	0.02%		(0.03% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.26%	0.20%	0.22%	0.05%	(0.11%	)	(0.13% )
Portfolio turnover	45%	52%	68%	123%	99%		85%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Janus Capital Appreciation Fund–8

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Janus Capital Appreciation Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is long-term capital growth of capital in a manner consistent with the preservation of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $10,181 for the six months ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP Janus Capital Appreciation Fund–9

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.15% on the first $100 million of average daily net assets of the Fund; and 0.10% on the next $150 million of average daily net assets of the Fund. This agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

Janus Capital Management LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.40% for the first $250 million of the Fund’s average daily net assets; 0.35% of the next $500 million; 0.30% of the next $750 million and 0.25% of the average daily net assets of the Fund in excess of $1.5 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $12,800 and $3,699, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$197,515
Distribution fees payable to LFD	11,931

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $80,045,210 and sales of $102,711,146 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $315,109,387. At June 30, 2010, net unrealized appreciation was $24,334,618, of which $43,601,673 related to unrealized appreciation of investments and $19,267,055 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Janus Capital Appreciation Fund–10

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Common Stock	$282,377,282	$33,431,957	$315,809,239
Short-Term	23,634,766	—	23,634,766

Total Securities	$306,012,048	$33,431,957	$339,444,005

Foreign Currency Exchange Contracts	$—	$21,389	$21,389

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$2,762,556

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$549,998,402
Undistributed ordinary income	3,978,597
Realized gains 1/1/10–6/30/10	3,953,432
Capital loss carryforwards as of 12/31/09	(241,043,760)
Unrealized appreciation of investments and foreign currencies	24,335,911

Net assets	$341,222,582

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$3,875,655	$(3,875,655)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $123,927,079 expires in 2010, $29,942,002 expires in 2011, $13,513,584 expires in 2016, and $73,661,095 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $3,953,432 which may reduce the capital loss carryforwards.

LVIP Janus Capital Appreciation Fund–11

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	221,386	355,088
Service Class	542,745	1,920,258
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	134,182
Service Class	—	21,053

	764,131	2,430,581

Shares repurchased:
Standard Class	(1,065,434)	(2,356,221)
Service Class	(411,290)	(839,349)

	(1,476,724)	(3,195,570)

Net decrease	(712,593)	(764,989)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Janus Capital Appreciation Fund–12

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Janus Capital Appreciation Fund–13

LVIP J.P. Morgan High Yield Fund

LVIP J.P. Morgan High Yield Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP J.P. Morgan High Yield Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	9
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Other Fund Information	14

LVIP J.P. Morgan High Yield Fund

Disclosure
     OF FUND EXPENSES
For the Period May 3, 2010* to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 3, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10

Actual*
Standard Class Shares	$1,000.00	$968.40	0.82%	$1.30
Service Class Shares	1,000.00	968.00	1.07%	1.70

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,020.73	0.82%	$4.11
Service Class Shares	1,000.00	1,019.49	1.07%	5.36

*	The Fund commenced operations on May 3, 2010. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the actual since inception).

**	Expenses paid during period for the “Hypothetical” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP J.P. Morgan High Yield Fund–1

LVIP J.P. Morgan High Yield Fund

Sector Allocation
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Convertible Bonds	0.45%

Corporate Bonds	89.10%

Aerospace & Defense	0.52%
Airlines	3.33%
Auto Components	1.34%
Automobiles	0.77%
Beverages	0.28%
Building Products	0.47%
Capital Markets	0.75%
Chemicals	0.97%
Commercial Banks	2.14%
Commercial Services & Supplies	1.61%
Communications Equipment	0.23%
Construction Materials	0.49%
Consumer Finance	2.02%
Containers & Packaging	1.74%
Diversified Consumer Services	0.47%
Diversified Financial Services	2.33%
Diversified Telecommunication Services	8.36%
Electrical Equipment	0.43%
Electronic Equipment, Instruments & Components	1.12%
Energy Equipment & Services	1.57%
Food & Staples Retailing	0.69%
Food Products	2.15%
Health Care Equipment & Supplies	1.81%
Health Care Providers & Services	3.38%
Hotels, Restaurants & Leisure	6.23%
Household Durables	2.56%
Independent Power Producers & Energy Traders	2.16%
Insurance	2.29%
Internet Software & Services	0.47%
IT Services	1.24%
Leisure Equipment & Products	0.57%
Life Sciences Tools & Services	0.22%
Machinery	1.99%
Marine	0.72%
Media	6.85%
Metals & Mining	3.77%
Multi-Utilities	0.31%
Oil, Gas & Consumable Fuels	10.70%
Paper & Forest Products	1.24%
Pharmaceuticals	1.01%
Real Estate Investment Trusts	0.49%
Road & Rail	2.44%
Semiconductors & Semiconductor Equipment	0.35%
Specialty Retail	0.24%
Tobacco	0.44%
Wireless Telecommunication Services	3.84%

Senior Secured Loans	7.71%

Common Stock	0.25%

Convertible Preferred Stock	0.40%

Short-Term Investment	3.18%

Total Value of Securities	101.09%

Liabilities Net of Receivables and Other Assets	(1.09%)

Total Net Assets	100.00%

LVIP J.P. Morgan High Yield Fund–2

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CONVERTIBLE BONDS–0.45%
	Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	$27,000	$25,380
	Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	202,000	170,185

	Total Convertible Bonds (Cost $204,067)		195,565

	CORPORATE BONDS–89.10%
	Aerospace & Defense–0.52%
	Triumph Group
	8.00% 11/15/17	200,000	192,000
	#144A 8.625% 7/15/18	35,000	35,875

			227,875

	Airlines–3.33%
	Continental Airlines
	Series 2003-EJ1 7.875% 7/2/18	97,141	86,941
	Series 2004-ERJ1 9.558% 9/1/19	375,113	348,855
#	Delta Air Lines 144A 11.75% 3/15/15	189,000	202,703
	Northwest Airlines 7.027% 11/1/19	602,173	572,065
#	United Air Lines 144A
	9.875% 8/1/13	128,000	131,840
	12.00% 11/1/13	105,000	109,725

			1,452,129

	Auto Components–1.34%
	Affinia Group Holding 9.00% 11/30/14	250,000	252,500
#	Allison Transmission 144A 11.00% 11/1/15	39,000	41,048
	American Axle & Manufacturing 7.875% 3/1/17	191,000	166,647
	ArvinMeritor
	8.125% 9/15/15	64,000	61,760
	10.625% 3/15/18	61,000	64,965

			586,920

	Automobiles–0.77%
	Ford Motor 7.45% 7/16/31	371,000	336,683

			336,683

	Beverages–0.28%
#	Cott Beverages 144A 8.375% 11/15/17	120,000	121,500

			121,500

	Building Products–0.47%
	Associated Materials 9.875% 11/15/16	22,000	23,705
#	Ply Gem Industries 144A 13.125% 7/15/14	137,000	139,398
#	USG 144A 9.75% 8/1/14	42,000	43,890

			206,993

	Capital Markets–0.75%
	E Trade Financial 12.50% 11/30/17	307,000	327,723

			327,723

	Chemicals–0.97%
	Lyondell Chemical 11.00% 5/1/18	300,000	323,250
	Momentive Performance Materials 12.50% 6/15/14	92,000	100,740

			423,990

	Commercial Banks–2.14%
•	BAC Capital Trust XIV 5.63% 12/31/49	296,000	202,020
#•	Barclays Bank 144A 5.926% 12/31/49	203,000	167,475
#•	HBOS Capital Funding 144A 6.071% 6/29/49	276,000	193,200
#•	Rabobank Nederland 144A 11.00% 12/29/49	248,000	307,141
	Zions Bancorp
	5.50% 11/16/15	44,000	39,755
	5.65% 5/15/14	26,000	24,552

			934,143

	Commercial Services & Supplies–1.61%
	ARAMARK 8.50% 2/1/15	116,000	117,740
	Casella Waste Systems 9.75% 2/1/13	231,000	232,155
	Global Cash Access/Finance 8.75% 3/15/12	160,000	161,000
#	International Lease Finance 144A 8.75% 3/15/17	203,000	192,850

			703,745

	Communications Equipment–0.23%
	ViaSat 8.875% 9/15/16	99,000	101,228

			101,228

	Construction Materials–0.49%
#	Cemex Finance 144A 9.50% 12/14/16	220,000	213,400

			213,400

	Consumer Finance–2.02%
	Cardtronics
	9.25% 8/15/13	158,000	160,370
	9.75% 8/15/13	12,000	12,180
	Ford Motor Credit
	8.125% 1/15/20	200,000	204,475
	12.00% 5/15/15	260,000	301,259
	GMAC 8.00% 12/31/18	220,000	204,600

			882,884

	Containers & Packaging–1.74%
#	BWAY Holding 144A 10.00% 6/15/18	15,000	15,713
	Graphic Packaging International 9.50% 6/15/17	154,000	161,700
	Intertape Polymer US 8.50% 8/1/14	89,000	72,535
#	Plastipak Holdings 144A 8.50% 12/15/15	97,000	97,776
	10.625% 8/15/19	97,000	108,155

LVIP J.P. Morgan High Yield Fund–3

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Containers & Packaging (continued)

	Pregis 13.375% 10/15/13	$307,000	$305,081

			760,960

	Diversified Consumer Services–0.47%
#	ServiceMaster 144A 10.75% 7/15/15	198,000	205,920

			205,920

	Diversified Financial Services–2.33%
	AMH Holdings 11.25% 3/1/14	80,000	82,000
	Capital One Capital V 10.25% 8/15/39	212,000	224,984
#•	Chukchansi Economic Development Authority 144A 4.123% 11/15/12	250,000	166,250
	City National Capital Trust I 9.625% 2/1/40	199,000	209,948
#	Express Finance 144A 8.75% 3/1/18	135,000	138,038
#•	ILFC E-Capital Trust II 144A 6.25% 12/21/65	306,000	197,753

			1,018,973

	Diversified Telecommunication Services–8.36%
	Cincinnati Bell 8.25% 10/15/17	142,000	133,480
	Citizens Utilities 7.125% 3/15/19	43,000	39,990
#	Digicel Group 144A 8.875% 1/15/15	132,000	129,690
	DigitalGlobe 10.50% 5/1/14	30,000	32,400
#	GCI 144A 8.63% 11/15/19	196,000	196,490
#	Global Crossing 144A 12.00% 9/15/15	249,000	265,185
	Intelsat Bermuda
	11.25% 2/4/17	295,000	300,162
	11.50% 2/4/17	200,000	200,500
	Intelsat Jackson Holdings 11.25% 6/15/16	225,000	240,750
	Intelsat Subsidiary Holding 8.875% 1/15/15	200,000	204,250
#	Level 3 Financing 144A 10.00% 2/1/18	121,000	107,690
	PAETEC Holding
	8.875% 6/30/17	98,000	98,490
	#144A 8.875% 6/30/17	111,000	111,555
#	Primus Telecommunications Holding 144A 13.00% 12/15/16	119,000	119,000
#	Qwest Communications International 144A 7.125% 4/1/18	350,000	350,874
#	Telcordia Technologies 144A 11.00% 5/1/18	59,000	56,345
	Telesat Canada
	11.00% 11/1/15	47,000	50,995
	12.50% 11/1/17	236,000	265,500
	Virgin Media Finance 8.375% 10/15/19	243,000	247,252
	West 11.00% 10/15/16	213,000	217,793
#	Wind Acquisition Finance 144A
	11.75% 7/15/17	172,000	177,160
	12.00% 12/1/15	100,000	104,000

			3,649,551

	Electrical Equipment–0.43%
#	International Wire Group 144A 9.75% 4/15/15	188,000	187,060

			187,060

	Electronic Equipment, Instruments & Components–1.12%
	Anixter 10.00% 3/15/14	99,000	107,786
	NXP BV 9.50% 10/15/15	207,000	173,880
	Sanmina-SCI 8.125% 3/1/16	210,000	207,900

			489,566

	Energy Equipment & Services–1.57%
	Complete Production Service 8.00% 12/15/16	106,000	104,145
#	Global Geophysical Services 144A 10.50% 5/1/17	92,000	88,780
#	Hercules Offshore 144A 10.50% 10/15/17	213,000	190,103
	Key Energy Services 8.375% 12/1/14	203,000	202,745
#	Pioneer Drilling 144A 9.875% 3/15/18	100,000	98,500

			684,273

	Food & Staples Retailing–0.69%
	Rite Aid 9.375% 12/15/15	122,000	100,345
#	Tops Markets 144A 10.125% 10/15/15	193,000	199,755

			300,100

	Food Products–2.15%
	Chiquita Brands International 8.875% 12/1/15	200,000	199,500
	Dole Food 13.875% 3/15/14	85,000	100,088
	JBS USA Finance 11.625% 5/1/14	96,000	108,120
#	Michael Foods 144A 9.75% 7/15/18	100,000	103,250
	Smithfield Foods
	7.75% 7/1/17	41,000	39,360
	#144A 10.00% 7/15/14	151,000	167,988
#	Viskase 144A 9.875% 1/15/18	220,000	222,199

			940,505

	Health Care Equipment & Supplies–1.81%
	Accellent 10.50% 12/1/13	63,000	62,370
	Bausch & Lomb 9.875% 11/1/15	178,000	183,785
	Biomet 11.625% 10/15/17	180,000	195,750
	DJO Finance 10.875% 11/15/14	188,000	198,340
	Inverness Medical Innovations 9.00% 5/15/16	148,000	148,740

			788,985

	Health Care Providers & Services–3.38%
#	BioScrip 144A 10.25% 10/1/15	204,000	202,980
#	Capella Healthcare 144A 9.25% 7/1/17	70,000	70,875
	Community Health Systems 8.875% 7/15/15	186,000	192,278

LVIP J.P. Morgan High Yield Fund–4

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Health Care Providers & Services (continued)

	HCA
	9.25% 11/15/16	$309,000	$328,312
	PIK 9.625% 11/15/16	57,000	61,133
	Select Medical 7.625% 2/1/15	242,000	228,689
	Universal Hospital PIK 8.50% 6/1/15	94,000	93,060
	US Oncology Holdings 6.643% 3/15/12	217,000	202,895
#	Vanguard Health Holding 144A 8.00% 2/1/18	100,000	97,000

			1,477,222

	Hotels, Restaurants & Leisure–6.23%
#	Equinox Holdings 144A 9.50% 2/1/16	210,000	208,687
#	Games Merger 144A 11.00% 6/1/18	10,000	10,125
	Harrah’s Operating Company 11.25% 6/1/17	298,000	315,134
	Landry’s Restaurants 11.625% 12/1/15	296,000	307,840
	MGM MIRAGE
	11.125% 11/15/17	82,000	90,815
	13.00% 11/15/13	174,000	201,405
	#144A 11.375% 3/1/18	324,000	306,180
	NCL 11.75% 11/15/16	206,000	216,300
	OSI Restaurant Partners 10.00% 6/15/15	117,000	114,953
	Peninsula Gaming 10.75% 8/15/17	218,000	218,000
#	Pokagon Gaming Authority 144A 10.375% 6/15/14	168,000	174,720
	Royal Caribbean Cruises 6.875% 12/1/13-00	114,000	111,435
#•	Seminole Hard Rock Entertainment 144A 3.037% 3/15/14	250,000	214,375
#	Shingle Springs 144A 9.375% 6/15/15	237,000	189,008
	Wendy’s/Arby’s Restaurants 10.00% 7/15/16	38,000	39,710

			2,718,687

	Household Durables–2.56%
	Ames True Temper 10.00% 7/15/12	86,000	84,280
	Interface
	9.50% 2/1/14	20,000	20,625
	11.375% 11/1/13	66,000	74,250
	Jarden 7.50% 1/15/20	208,000	204,359
	K Hovnanian Enterprises 10.625% 10/15/16	94,000	94,470
#	Lennar 144A 6.95% 6/1/18	130,000	113,750
#	Spectrum Brands Holdings 144A 9.50% 6/15/18	125,000	129,063
	Standard Pacific 8.375% 5/15/18	152,000	145,160
	10.75% 9/15/16	48,000	51,600
	WMG Acquisition 9.50% 6/15/16	30,000	32,100
	Yankee Acquisition
	8.50% 2/15/15	31,000	31,504
	9.75% 2/15/17	135,000	138,038

			1,119,199

	Independent Power Producers & Energy Traders–2.16%
	Dynegy Holdings 7.75% 6/1/19	221,000	153,871
	Edison Mission Energy
	7.00% 5/15/17	80,000	51,600
	7.20% 5/15/19	56,000	34,720
	Elwood Energy Generation 8.159% 7/5/26	147,727	140,340
	Energy Future Holdings
	5.55% 11/15/14	92,000	65,815
	11.375% 11/1/17	92,000	68,540
	Mirant Americas 8.50% 10/1/21	215,000	201,024
	NRG Energy
	7.375% 2/1/16	195,000	194,513
	7.375% 1/15/17	35,000	34,738

			945,161

	Insurance–2.29%
•	American International Group 8.175% 5/15/58	355,000	283,113
	Fairfax Financial Holdings 7.75% 6/15/17	150,000	154,500
•	Genworth Financial 6.15% 11/15/66	388,000	267,720
#•	Liberty Mutual Group 144A 7.00% 3/15/37	261,000	205,130
π•	XL Capital 6.50% 12/31/49	127,000	88,900

			999,363

	Internet Software & Services–0.47%
	Terremark Worldwide 12.00% 6/15/17	180,000	203,400

			203,400

	IT Services–1.24%
	First Data 9.875% 9/24/15	119,000	91,035
#	GXS Worldwide 144A 9.75% 6/15/15	258,000	247,680
	Sungard Data Systems 10.25% 8/15/15	194,000	201,275

			539,990

	Leisure Equipment & Products–0.57%
#	Eastman Kodak 144A 9.75% 3/1/18	250,000	247,500

			247,500

	Life Sciences Tools & Services–0.22%
#	Quintiles Transnational 144A 9.50% 12/30/14	95,000	95,713

			95,713

	Machinery–1.99%
	Harland Clarke Holdings 9.50% 5/15/15	200,000	183,000
	Manitowoc 9.50% 2/15/18	209,000	210,045
	RBS Global/Rexnord 11.75% 8/1/16	130,000	136,175
	Thermadyne Holdings 11.50% 2/1/14	170,000	172,975

LVIP J.P. Morgan High Yield Fund–5

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Machinery (continued)

#	TriMas 144A 9.75% 12/15/17	$164,000	$166,870

			869,065

	Marine–0.72%
	Commercial Barge Line 12.50% 7/15/17	105,000	111,431
#	Navios Maritime Holdings 144A 8.875% 11/1/17	200,000	202,500

			313,931

	Media–6.85%
	Affinion Group 11.50% 10/15/15	78,000	82,290
	Belo 8.00% 11/15/16	100,000	103,250
	Cablevision Systems 8.00% 4/15/20	73,000	74,278
#	Cablevision Systems 144A 8.625% 9/15/17	86,000	88,150
#	CCO Holdings 144A
	7.875% 4/30/18	46,000	46,460
	8.125% 4/30/20	57,000	58,568
#	Cequel Communications Holdings I 144A 8.625% 11/15/17	99,000	99,124
#	Charter Communications Operating 144A 10.875% 9/15/14	185,000	206,274
	Clear Channel Communications 10.75% 8/1/16	136,000	96,220
#	Columbus International 144A 11.50% 11/20/14	248,000	265,377
	DISH DBS 7.875% 9/1/19	193,000	201,684
#	Gray Television 144A 10.50% 6/29/15	46,000	44,850
	Mediacom Broadband 8.50% 10/15/15	150,000	144,000
#	Nexstar Broadcasting 144A 8.875% 4/15/17	198,000	199,980
	Nielsen Finance
	f0.00% 8/1/16	90,000	86,175
	10.00% 8/1/14	149,000	153,098
	11.50% 5/1/16	36,000	39,510
	11.625% 2/1/14	34,000	37,315
#	Sinclair Television Group 144A 9.25% 11/1/17	146,000	148,190
#	Sirius XM Radio 144A 9.75% 9/1/15	125,000	133,438
#	Sitel 144A 11.50% 4/1/18	203,000	188,790
#	Unitymedia Hessen 144A 8.125% 12/1/17	125,000	123,125
#	Univision Communications 144A
	12.00% 7/1/14	136,000	146,540
	PIK 9.75% 3/15/15	120,000	100,500
#	XM Satellite Radio 144A 13.00% 8/1/13	111,000	121,823

			2,989,009

	Metals & Mining–3.77%
	Century Aluminum 8.00% 5/15/14	180,000	170,550
#	Essar Steel Algoma 144A 9.375% 3/15/15	222,000	212,010
#	Evraz Group 144A 9.50% 4/24/18	100,000	100,950
#	FMG Finance 144A 10.625% 9/1/16	373,000	412,166
	Freeport-McMoRan Copper & Gold 8.375% 4/1/17	94,000	103,534
	Noranda Aluminum Acquisition PIK 5.373% 5/15/15	143,692	111,361
	Novelis
	8.25% 2/15/15	145,000	140,650
	11.50% 2/15/15	62,000	65,100
#	Steel Dynamics 144A 7.625% 3/15/20	157,000	157,000
	Teck Resources
	10.25% 5/15/16	30,000	35,440
	10.75% 5/15/19	112,000	137,440

			1,646,201

	Multi-Utilities–0.31%
•	Puget Sound Energy 6.974% 6/1/67	149,000	136,939

			136,939

	Oil, Gas & Consumable Fuels–10.70%
#	American Petroleum Tankers 144A 10.25% 5/1/15	75,000	75,563
#	Antero Resources Finance 144A 9.375% 12/1/17	202,000	203,010
	Chesapeake Energy
	6.625% 1/15/16	46,000	46,978
	7.25% 12/15/18	33,000	34,238
	9.50% 2/15/15	233,000	258,630
#	Citgo Petroleum 144A 11.50% 7/1/17	150,000	149,625
#	Cloud Peak Energy Resources 144A 8.25% 12/15/17	300,000	298,499
	Copano Energy 7.75% 6/1/18	88,000	83,600
	Crosstex Energy 8.875% 2/15/18	168,000	168,630
	Denbury Resources 9.75% 3/1/16	33,000	35,805
	El Paso
	6.875% 6/15/14	77,000	78,784
	7.00% 6/15/17	74,000	73,953
•	Enterprise Products Operating 8.375% 8/1/66	105,000	104,992
#	General Maritime 144A 12.00% 11/15/17	208,000	213,200
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	212,000	196,100
#	Hilcorp Energy I 144A
	7.75% 11/1/15	124,000	122,760
	8.00% 2/15/20	98,000	97,265
#	Holly 144A 9.875% 6/15/17	165,000	170,363
#	Linn Energy 144A 8.625% 4/15/20	213,000	219,124
#	Murray Energy 144A 10.25% 10/15/15	197,000	197,000
#	NFR Energy Finance 144A 9.75% 2/15/17	213,000	206,610
	OPTI Canada
	7.825% 12/15/14	191,000	167,125
	8.25% 12/15/14	256,000	223,999

LVIP J.P. Morgan High Yield Fund–6

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)

	Penn Virginia Resource Partners 8.25% 4/15/18	$250,000	$246,875
	Petrohawk Energy
	7.875% 6/1/15	185,000	186,388
	10.50% 8/1/14	22,000	23,760
	Petroleum Development 12.00% 2/15/18	190,000	197,125
	QuickSilver Resources 7.125% 4/1/16	296,000	274,539
#	SandRidge Energy 144A
	8.75% 1/15/20	147,000	140,385
	9.875% 5/15/16	172,000	175,440

			4,670,365

	Paper & Forest Products–1.24%
#	Appleton Papers 144A 10.50% 6/15/15	177,000	168,149
	Millar Western Forest Products 7.75% 11/15/13	44,000	38,060
	Newpage
	11.375% 12/31/14	25,000	22,813
	#144A 11.375% 12/31/14	181,000	165,163
#	PE Paper Escrow 144A 12.00% 8/1/14	100,000	110,053
	Verso Paper Holdings 11.38% 8/1/16	46,000	39,445

			543,683

	Pharmaceuticals–1.01%
#	Elan Finance 144A 8.75% 10/15/16	250,000	244,063
#	Novasep Holding 144A 9.75% 12/15/16	200,000	197,500

			441,563

	Real Estate Investment Trusts–0.49%
	Felcor Lodging 10.00% 10/1/14	204,000	214,200

			214,200

	Road & Rail–2.44%
#	Ashtead Capital 144A 9.00% 8/15/16	189,000	186,165
	Avis Budget Car Rental
	8.00% 5/15/16	110,000	103,263
	#144A 9.625% 3/15/18	215,000	218,224
	Hertz 10.50% 1/1/16	66,000	68,805
#	Kansas City Southern De Mexico 144A 8.00% 2/1/18	162,000	168,480
	RailAmerica 9.25% 7/1/17	111,000	116,828
	RSC Equipment Rental
	9.50% 12/1/14	176,000	175,780
	#144A 10.25% 11/15/19	26,000	26,390

			1,063,935

	Semiconductors & Semiconductor Equipment–0.35%
#	MagnaChip Semiconductor 144A 10.50% 4/15/18	150,000	153,375

			153,375

	Specialty Retail–0.24%
	Burlington Coat Factory Investment Holdings 14.50% 10/15/14	99,000	104,445

			104,445

	Tobacco–0.44%
#	Alliance One International 144A 10.00% 7/15/16	186,000	190,185

			190,185

	Wireless Telecommunication Services–3.84%
#	Clearwire Communications 144A 12.00% 12/1/15	405,000	404,497
	Cricket Communications
	7.75% 5/15/16	113,000	115,825
	9.38% 11/1/14	133,000	135,660
	10.00% 7/15/15	94,000	98,700
	MetroPCS Wireless
	9.25% 11/1/14	153,000	158,355
	#144A 9.25% 11/1/14	16,000	16,560
	NII Capital
	8.875% 12/15/19	67,000	68,005
	10.00% 8/15/16	181,000	191,408
#	SBA Telecommunications 144A 8.25% 8/15/19	150,000	158,625
	Sprint Capital 8.75% 3/15/32	344,000	330,239

			1,677,874

	Total Corporate Bonds (Cost $40,411,835)		38,906,111

«	SENIOR SECURED LOANS–7.71%
	Avaya Term Tranche Loan B1 2.824% 10/26/14	250,000	214,489
	Calpine Term Tranche Loan 3.222% 3/29/14	500,000	459,401
	Cengage Learning Acquisitions Term Tranche Loan 2.784% 7/3/14	250,000	216,285
	Freescale Semiconductor 4.728% 12/1/16	249,684	220,346
	Generac Acquisition Term Tranche Loan 3.036% 11/10/13	200,000	183,150
	Harland Clarke Holdings Term Tranche Loan 2.847% 6/30/14	250,000	215,625
	High Plains Broadcasting 9.00% 9/14/16	52,019	49,775
	Level 3 Financing Term Tranche Loan 2.787% 3/13/14	250,000	222,696
	Michael Foods Term Tranche Loan B 6.25% 6/29/16	100,000	100,115
	Michaels Stores Term Tranche Loan 2.671% 10/31/13	400,000	371,714
	Newport Television Term Tranche Loan 0.537% 3/14/16	197,981	189,443
	Newsday Term Tranche Loan B 0.344% 8/1/13	150,000	156,750

LVIP J.P. Morgan High Yield Fund–7

LVIP J.P. Morgan High Yield Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

«	SENIOR SECURED LOANS (continued)
	OSI Restaurant Partners
	Term Tranche Loan 2.787% 6/14/14	$229,283	$197,224
	2.787% 6/14/13	20,717	17,821
	RH Donnelley Term Tranche Loan 9.25% 10/24/14	230,250	207,109
	Styron Term Tranche Loan B 7.50% 6/17/16	100,000	100,031
	VML US Finance
	Term Tranche Loan 6.036% 5/25/12	91,258	88,963
	Term Tranche Loan B 6.036% 5/25/13	157,991	154,019

	Total Senior Secured Loans (Cost $3,460,101)		3,364,956

		Number of
		Shares

	COMMON STOCK–0.25%
	Commercial Services & Supplies–0.08%
†	Mobile Mini	2,180	35,490

			35,490

	Electronic Equipment, Instruments & Components–0.08%
†	Flextronics International	5,650	31,640

			31,640

	Health Care Providers & Services–0.09%
†	Alliance HealthCare Services	9,960	40,239

			40,239

	Independent Power Producers & Energy Traders–0.00%
†	Mirant	80	845

			845

	Total Common Stock (Cost $134,338)		108,214

	CONVERTIBLE PREFERRED STOCK–0.40%
•	US Bancorp 7.189%	238	174,499

	Total Convertible Preferred Stock (Cost $209,159)		174,499

	SHORT-TERM INVESTMENT–3.18%
	Money Market Mutual Fund–3.18%
	Dreyfus Treasury & Agency Cash Management Fund	1,388,345	1,388,345

	Total Short-Term Investment (Cost $1,388,345)		1,388,345

TOTAL VALUE OF SECURITIES–101.09% (Cost $45,807,845)	44,137,690
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.09%)	(475,154)

NET ASSETS APPLICABLE TO 4,508,839 SHARES OUTSTANDING–100.00%	$43,662,536

NET ASSET VALUE–LVIP J.P. MORGAN HIGH YIELD FUND STANDARD CLASS ($43,652,856 / 4,507,839 Shares)	$9.684

NET ASSET VALUE–LVIP J.P. MORGAN HIGH YIELD FUND SERVICE CLASS ($9,680 / 1,000 Shares)	$9.680

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$45,018,660
Undistributed net investment income	520,489
Accumulated net realized loss on investments	(206,458)
Net unrealized depreciation of investments	(1,670,155)

Total net assets	$43,662,536

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $16,313,118, which represented 37.36% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.

π	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2010, the aggregate amount of the restricted securities was $88,900, or 0.20% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

f	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.

†	Non income producing security.

PIK–Pay-in-kind

See accompanying notes

LVIP J.P. Morgan High Yield Fund–8

LVIP J.P. Morgan High Yield Fund
Statement of Operations
May 3, 2010* to June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$577,604

EXPENSES:
Management fees	45,271
Professional fees	6,924
Reports and statements to shareholders	3,442
Accounting and administration expenses	2,906
Custodian fees	641
Trustees’ fees	123
Distribution expenses-Service Class	4
Other	2,511

61,822
Less expenses waived/reimbursed	(4,707)

Total operating expenses	57,115

NET INVESTMENT INCOME	520,489

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(206,458)
Net unrealized appreciation/depreciation of investments	(1,670,155)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,876,613)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,356,124)

*	Date of commencement of operations.

See accompanying notes

LVIP J.P. Morgan High Yield Fund
Statement of Changes in Net Assets

5/3/10*
to
06/30/10
(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$520,489
Net realized loss on investments	(206,458)
Net unrealized appreciation/depreciation of investments	(1,670,155)

Net decrease in net assets resulting from operations	(1,356,124)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	45,666,420
Service Class	10,000

45,676,420

Cost of shares repurchased:
Standard Class	(657,760)

(657,760)

Increase in net assets derived from capital share transactions	45,018,660

NET INCREASE IN NET ASSETS	43,662,536
NET ASSETS:
Beginning of period	—

End of period (including undistributed net investment income of $520,489)	$43,662,536

*	Date of commencement of operations.

See accompanying notes

LVIP J.P. Morgan High Yield Fund–9

LVIP J.P. Morgan High Yield Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP J.P. Morgan High Yield Fund
	Standard Class	Service Class
	5/3/10[1]	5/3/10[1]
	to	to
	6/30/10	6/30/10
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.117	0.113
Net realized and unrealized loss on investments	(0.433)	(0.433)

Total from investment operations	(0.316)	(0.320)

Net asset value, end of period	$9.684	$9.680

Total return[3]	(3.16% )	(3.20% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,653	$10
Ratio of expenses to average net assets	0.82%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	1.14%
Ratio of net investment income to average net assets	7.47%	7.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	7.40%	7.15%
Portfolio turnover	72%	72%

[1]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP J.P. Morgan High Yield Fund–10

LVIP J.P. Morgan High Yield Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP J.P. Morgan High Yield Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek a high level of current income. Capital appreciation is a secondary objective.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend ate and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period May 3, 2010 through June 30, 2010.

2.	Investment Management and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the average daily net assets of the Fund; and 0.60% of average daily net assets in excess of $500 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.82% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

J.P. Morgan Investment Management, Inc. (J.P. Morgan) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.35% of the first $100 million of the Fund’s average daily net assets; and 0.30% of the Fund’s average daily net assets in excess of $100 million.

LVIP J.P. Morgan High Yield Fund–11

LVIP J.P. Morgan High Yield Fund
Notes to Financial Statements (continued)

2.	Investment Management and Other Transactions with Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the period May 3, 2010 to June 30, 2010, fees for administrative and support services amounted to $219 and $73, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$20,786
Distribution fees payable to LFD	2

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the period May 3, 2010 through June 30, 2010, the Fund made purchases of $49,577,591 and sales of $5,028,056 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $45,807,845. At June 30, 2010, net unrealized depreciation was $1,670,155, of which $58,898 related to unrealized appreciation of investments and $1,729,053 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Common Stock	$108,214	$—	$108,214
Corporate Debt	—	42,466,632	42,466,632
Convertible Preferred Stock	—	174,499	174,499
Short-Term	1,388,345	—	1,388,345

Total	$1,496,559	$42,641,131	$44,137,690

There were no Level 3 securities at the end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period May 3, 2010 through June 30, 2010.

LVIP J.P. Morgan High Yield Fund–12

LVIP J.P. Morgan High Yield Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$45,018,660
Undistributed ordinary income	520,489
Realized losses 5/3/10-6/30/10	(206,458)
Unrealized depreciation on investments	(1,670,155)

Net assets	$43,662,536

6.	Capital Shares
Transactions in capital shares were as follows:

5/3/10*
to
6/30/10

Shares sold:
Standard Class	4,576,186
Service Class	1,000

4,577,186

Shares repurchased:
Standard Class	(68,347)

(68,347)

Net increase	4,508,839

*	Date of commencement of operations.

7.	Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poors’ Ratings Group and/or Ba or lower by Moody’s Investors Service Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2010, there were no Rule 144 securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

LVIP J.P. Morgan High Yield Fund–13

LVIP J.P. Morgan High Yield Fund
Other Fund Information

Approval of Investment Management Agreement and Sub-Advisory Agreement
On December 7 and 8, 2009, the Board of Trustees of Lincoln Variable Insurance Products Trust (“Trust”) met to consider the organization and offering of a proposed new series of the Trust, the LVIP J.P. Morgan High Yield Fund (the “Fund”), including the appointment of Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser, and the appointment of a sub-adviser for the Fund. The Trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (individually, “Lincoln Life,” and together with LIAC, “Fund Management”) and the proposed sub-adviser. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board of Trustees. Upon receiving the report of the Independent Trustees, the Board of Trustees adopted the considerations and conclusions of the Independent Trustees.

Approval of Investment Management Agreement with LIAC
In considering the approval of the investment management agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel, resources, compliance and oversight of the sub-adviser and that LIAC serves as investment adviser for the currently existing series of the Trust. The Board reviewed the services to be provided by LIAC in serving as investment adviser and overseeing the sub-adviser, the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters.

The Board considered that LIAC would delegate day-to-day portfolio management responsibility to the sub-adviser with respect to the LVIP J.P. Morgan High Yield Fund. The Board considered that the Trust’s Chief Compliance Officer had reviewed the written compliance policies and procedures of the sub-adviser, including the assessment of its compliance program required under Rule 38a-1 of the 1940 Act, and its code of ethics.

The Board also considered that Lincoln Life would provide administrative services for the Fund as it does for the existing series of the Trust and that certain Lincoln personnel would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the proposed management fee rates and estimated expense ratios for the Fund. The Board also compared the management fee to the average, high and low management fees in the Morningstar peer group provided by Fund Management for the Fund, and noted that the proposed management fee was below or within range of the average fee in the Morningstar peer group provided. The Board concluded that the proposed advisory fee schedule, which includes breakpoints for the Fund, was reasonable.

The Board also reviewed the pro forma profitability analysis to LIAC and for the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not expected to be unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of fund investors. The Board noted that the advisory fee schedule for the Fund included breakpoints. Because the Fund is newly organized, the Board determined to review economies of scale in the future after the Fund had commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the Fund, and noted that affiliates of LIAC provide various services to other series of the Trust and are proposed to provide similar services to the Fund. The Board also noted that Lincoln Life may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from other series of the Trust by Lincoln Life holding fund shares on behalf of contract holders.

Approval of Sub-Advisory Agreement with J.P. Morgan
In considering the approval of the proposed sub-advisory agreement between LIAC and J.P. Morgan Investment Management, Inc. (“J.P Morgan”), on behalf of the Fund, the Board considered the nature, extent and quality of services proposed to be provided by J.P. Morgan under the sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other series of the Trust. The Board reviewed the materials provided by Fund Management regarding the due diligence process employed in identifying potential sub-advisers for the Fund, and considered Fund Management’s assessment that J.P. Morgan’s investment style offers access to the full spectrum of below investment grade bonds in a risk controlled, diversified strategy.

The Board considered the in-person presentation by J.P. Morgan that described the capabilities and resources of its high yield team and its investment philosophy and process, portfolio management team and investment results of a composite in the same strategy as that proposed for the Fund, compared to the Barclays Capital HY 2% Index.

The Board reviewed the background of the investment professionals proposed to service the Fund and information provided regarding portfolio manager compensation, compliance and regulatory matters, and trading and brokerage arrangements. The Board concluded that the services to be provided by J.P. Morgan were expected to be satisfactory.

With respect to J.P. Morgan’s estimated profitability as sub-adviser, the Board considered that the rate of the proposed sub-advisory fee was negotiated at arm’s length between LIAC and J.P. Morgan, an unaffiliated third party, and that LIAC would compensate J.P. Morgan from its fee and concluded the proposed sub-advisory fee was reasonable.

LVIP J.P. Morgan High Yield Fund–14

LVIP J.P. Morgan High Yield Fund
Other Fund Information (continued)

Overall Conclusions
Based on all of the information considered and the conclusions reached, the Board determined that the terms of the investment management agreement and the sub-advisory agreement for the Fund are fair and reasonable, and that the approval of each such agreement is in the best interests of the Trust. The Board unanimously approved the investment management agreement and the sub-advisory agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP J.P. Morgan High Yield Fund–15

LVIP Marsico International Growth Fund

LVIP Marsico International
Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Marsico International Growth Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Marsico International Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waiver in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$876.50	1.04%	$4.84
Service Class Shares	1,000.00	875.40	1.29%	6.00

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.64	1.04%	$5.21
Service Class Shares	1,000.00	1,018.40	1.29%	6.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Marsico International Growth Fund–1

LVIP Marsico International Growth Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2010

Percentage
Country	of Net Assets

Common Stock	95.54%

Argentina	0.47%
Belgium	2.50%
Brazil	6.93%
Canada	3.81%
China	4.32%
Denmark	2.36%
France	8.09%
Germany	12.64%
Hong Kong	4.98%
India	2.79%
Ireland	1.02%
Israel	3.16%
Japan	12.12%
Luxembourg	1.57%
Singapore	1.50%
Spain	4.72%
Sweden	0.47%
Switzerland	7.37%
Taiwan	2.98%
United Kingdom	11.74%

Preferred Stock	0.22%

Short-Term Investment	4.80%

Total Value of Securities	100.56%

Liabilities Net of Receivables and Other Assets	(0.56%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Teva Pharmaceutical Industries ADR	3.16%
Inditex	3.11%
BASF	3.11%
OGX Petroleo e Gas Participacoes	2.56%
Anheuser-Busch InBev	2.50%
Li & Fung	2.29%
Siemens	2.13%
Nestle	2.11%
Canadian National Railway	2.07%
Marubeni	2.02%

Total	25.06%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	1.52%
Automobiles	2.97%
Beverages	3.53%
Biotechnology	0.82%
Building Materials	0.48%
Capital Markets	3.90%
Chemicals	5.43%
Commercial Banks	7.07%
Communications Equipment	2.61%
Computers & Peripherals	1.03%
Distributors	2.29%
Electric Utilities	1.18%
Electrical Equipment	1.98%
Electronic Equipment & Instruments	1.96%
Food & Staples Retailing	3.21%
Food Products	2.11%
Health Care Equipment & Supplies	1.02%
Home Furnishings	0.96%
Hotels, Restaurants & Leisure	4.18%
Household Durables	1.08%
Insurance	2.48%
Internet Software & Services	3.06%
Machinery	2.60%
Media	1.69%
Metals & Mining	3.13%
Office Electronics	1.48%
Oil, Gas & Consumable Fuels	4.87%
Pharmaceuticals	4.70%
Real Estate Management & Development	5.34%
Road & Rail	2.07%
Semiconductors & Semiconductor Equipment	1.69%
Software	2.96%
Specialty Retail	6.37%
Textiles, Apparel & Luxury Goods	1.44%
Trading Companies & Distributors	2.55%

Total	95.76%

LVIP Marsico International Growth Fund–2

LVIP Marsico International Growth Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–95.54%Δ
	Argentina–0.47%
†	MercadoLibre	24,300	$1,276,965

			1,276,965

	Belgium–2.50%
±	Anheuser-Busch InBev	142,541	6,854,113

			6,854,113

	Brazil–6.93%
	Cyrela Brazil Realty	150,500	1,637,573
	Gafisa	228,340	1,370,040
†	OGX Petroleo e Gas Participacoes	755,000	7,014,598
	PDG Realty	595,800	4,990,857
	Vale ADR	163,300	3,976,355

			18,989,423

	Canada–3.81%
	Canadian National Railway	98,729	5,665,070
†	Research in Motion	58,030	2,858,558
	Teck Resources Class B	65,088	1,924,819

			10,448,447

	China–4.32% ■
†±	Alibaba.com	592,000	1,168,044
†	Baidu ADR	41,777	2,844,177
	Ctrip.com International ADR	73,000	2,741,880
±=	Ping An Insurance Group China	340,000	2,809,629
±	Tencent Holdings	137,800	2,282,894

			11,846,624

	Denmark–2.36%
±	Novo Nordisk Class B	52,318	4,227,262
±	Novozymes B Shares	21,052	2,246,539

			6,473,801

	France–8.09%
†±	Accor	98,330	4,552,591
±	AXA	260,318	3,977,228
±	BNP Paribas	25,146	1,352,985
±	Pernod-Ricard	36,504	2,831,670
±	Publicis Groupe	101,325	4,042,162
±	Schneider Electric	53,692	5,423,334

			22,179,970

	Germany–12.64%
±	Adidas	81,413	3,951,810
±	BASF	155,587	8,518,987
†±	Daimler	104,811	5,304,248
†±	Infineon Technologies	511,504	2,976,103
±	Metro	105,589	5,394,820
±	Siemens	65,103	5,835,858
±	ThyssenKrupp	108,333	2,679,725

			34,661,551

	Hong Kong–4.98% ■
±	CNOOC	1,987,800	3,378,512
±	Hang Lung Properties	662,000	2,532,034
±	Li & Fung	1,406,000	6,290,209
±	Noble Group	1,203,454	1,454,389

			13,655,144

	India–2.79%
	ICICI Bank ADR	129,430	4,677,600
#	Reliance Industries GDR 144A	63,550	2,967,785

			7,645,385

	Ireland–1.02%
	Covidien	69,900	2,808,582

			2,808,582

	Israel–3.16%
	Teva Pharmaceutical Industries ADR	166,725	8,668,033

			8,668,033

	Japan–12.12%
±	Canon	109,200	4,070,975
±	Daikin Industries	43,148	1,315,968
±	FamilyMart	107,700	3,557,577
±	Honda Motor	96,200	2,826,467
±	Marubeni	1,081,000	5,543,208
±	Mizuho Financial Group	2,088,900	3,428,459
±	Nintendo	14,000	4,111,692
±	Panasonic	211,300	2,639,219
†±	Sumco	100,200	1,661,193
±	Tokyo Electric Power	119,000	3,238,126
±	Yahoo Japan	2,085	831,264

			33,224,148

	Luxembourg–1.57%
	Millicom International Cellular	53,100	4,304,817

			4,304,817

	Singapore–1.50%
±	CapitaLand	1,609,000	4,102,273

			4,102,273

	Spain–4.72%
±	Banco Bilbao Vizcaya Argentaria	429,274	4,423,141
±	Inditex	149,448	8,522,427

			12,945,568

	Sweden–0.47%
±	Assa Abloy Class B	64,195	1,283,512

			1,283,512

LVIP Marsico International Growth Fund–3

LVIP Marsico International Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Switzerland–7.37%
±	Credit Suisse Group	71,499	$2,688,165
±	Lonza Group	28,020	1,865,555
±	Nestle	119,961	5,784,379
±	Swatch Group	19,077	5,380,193
±	Syngenta	19,449	4,493,032

			20,211,324

	Taiwan–2.98%
±	HON HAI Precision Industry	1,538,000	5,366,986
±	HTC	213,000	2,816,086

			8,183,072

	United Kingdom–11.74%
†±	Autonomy	146,610	3,995,549
±	Barclays	656,089	2,618,256
±	Compass Group	547,644	4,169,425
±	HSBC Holdings	589,164	5,383,096
±	Reckitt Benckiser Group	63,542	2,954,078
±	Rolls-Royce Group	497,913	4,158,833
±	Rolls-Royce Group Class C	14,775	14,775
±	Standard Chartered	225,833	5,499,700
±	Tesco	602,912	3,401,935

			32,195,647

	Total Common Stock (Cost $272,755,104)		261,958,399

	PREFERRED STOCK–0.22%Δ
	Brazil–0.22%
†	NET Servicos de Comunicacao	63,800	599,826

	Total Preferred Stock (Cost $811,553)		599,826

	SHORT-TERM INVESTMENT–4.80%
	Money Market Mutual Fund–4.80%
	Dreyfus Treasury & Agency Cash Management Fund	3,166,901	13,166,901

	Total Short-Term Investment (Cost $13,166,901)		13,166,901

TOTAL VALUE OF SECURITIES–100.56% (Cost $286,733,558)	275,725,126

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.56%)	(1,537,347)

NET ASSETS APPLICABLE TO 28,090,686 SHARES OUTSTANDING–100.00%	$274,187,779

NET ASSET VALUE–LVIP MARSICO INTERNATIONAL GROWTH FUND STANDARD CLASS ($212,115,079 / 21,732,632 Shares)	$9.760

NET ASSET VALUE–LVIP MARSICO INTERNATIONAL GROWTH FUND SERVICE CLASS ($62,072,700 / 6,358,054 Shares)	$9.763

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$360,222,271
Undistributed net investment income	1,732,616
Accumulated net realized loss on investments	(76,740,530)
Net unrealized depreciation of investments and foreign currencies	(11,026,578)

Total net assets	$274,187,779

†	Non income producing security.

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $2,967,785, which represented 1.08% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $202,230,690, which represented 73.75% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $2,809,629, which represented 1.02% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

LVIP Marsico International Growth Fund–4

LVIP Marsico International Growth Fund
Statement of Net Assets (continued)

Summary of Abbreviations:
ADR–American Depositary Receipts
CHF–Swiss Franc
EUR–European Monetary Unit
GBP–British Pound Sterling
GDR–Global Depositary Receipts
HKD–Hong Kong Dollar
JPY–Japanese Yen
SGD–Singapore Dollar
USD–United States Dollar

[1]	The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)

CHF (80,210)	USD 73,833	7/1/10	$(585)
CHF (215,416)	USD 198,269	7/2/10	(1,595)
CHF (13,572)	USD 12,588	7/6/10	(4)
EUR 970,362	USD (1,193,861)	7/1/10	(7,152)
EUR 113,742	USD (139,527)	7/2/10	(425)
GBP (295,825)	USD 446,725	7/1/10	4,822
GBP 335,391	USD (504,522)	7/2/10	(3,517)
HKD 3,826,307	USD (491,529)	7/2/10	(163)
JPY 24,291,458	USD (272,638)	7/1/10	2,188
JPY 9,240,186	USD (104,163)	7/2/10	379
SGD (438,623)	USD 313,365	7/2/10	(52)
SGD (43,317)	USD 30,996	7/6/10	44

			$(6,060)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP Marsico International Growth Fund–5

LVIP Marsico International Growth Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,111,320
Foreign tax withheld	(393,782)

3,717,538

EXPENSES:
Management fees	1,255,881
Custodian fees	97,047
Distribution expenses-Service Class	74,969
Accounting and administration expenses	64,545
Reports and statements to shareholders	16,178
Professional fees	12,794
Trustees’ fees	4,460
Other	9,542

1,535,416
Less expenses waived/reimbursed	(8,767)

Total operating expenses	1,526,649

NET INVESTMENT INCOME	2,190,889

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	7,874,029
Foreign currencies	(363,849)

Net realized gain	7,510,180
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(46,280,110)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(38,769,930)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,579,041)

See accompanying notes

LVIP Marsico International Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,190,889	$1,963,845
Net realized gain (loss) on investments and foreign currencies	7,510,180	(15,396,573)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(46,280,110)	84,041,432

Net increase (decrease) in net assets resulting from operations	(36,579,041)	70,608,704

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,725,229)
Service Class	—	(306,024)

	—	(2,031,253)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	33,675,305	45,369,893
Service Class	22,260,027	35,438,057
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,725,229
Service Class	—	306,024

	55,935,332	82,839,203

Cost of shares repurchased:
Standard Class	(11,150,054)	(58,422,162)
Service Class	(7,837,142)	(14,964,287)

	(18,987,196)	(73,386,449)

Increase in net assets derived from capital share transactions	36,948,136	9,452,754

NET INCREASE IN NET ASSETS	369,095	78,030,205
NET ASSETS:
Beginning of period	273,818,684	195,788,479

End of period (including undistributed (distributions in excess of) net investment income of $1,732,616 and $(68,409), respectively)	$274,187,779	$273,818,684

See accompanying notes

LVIP Marsico International Growth Fund–6

LVIP Marsico International Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Marsico International Growth Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$11.135	$8.263	$18.071	$15.102	$12.190	$10.263

Income (loss) from investment operations:
Net investment income[3]	0.086	0.086	0.170	0.224	0.059	0.040
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.461)	2.875	(8.554)	2.875	2.862	1.943

Total from investment operations	(1.375)	2.961	(8.384)	3.099	2.921	1.983

Less dividends and distributions from:
Net investment income	—	(0.089)	(0.155)	(0.130)	(0.009)	(0.056)
Net realized gain	—	—	(1.269)	—	—	—

Total dividends and distributions	—	(0.089)	(1.424)	(0.130)	(0.009)	(0.056)

Net asset value, end of period	$9.760	$11.135	$8.263	$18.071	$15.102	$12.190

Total return[4]	(12.35% )	35.85%	(48.94% )	20.55%	23.97%	19.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$212,115	$217,756	$171,362	$209,614	$137,535	$50,762
Ratio of expenses to average net assets	1.04%	1.04%	1.00% [5]	1.03%	1.12%	1.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.05%	1.06%	1.05%	1.04%	1.12%	1.22%
Ratio of net investment income to average net assets	1.62%	0.90%	1.29%	1.35%	0.44%	0.27%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.61%	0.88%	1.24%	1.34%	0.44%	0.27%
Portfolio turnover	142%	118%	118%	108%	106%	159%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. International Equity Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.04%.

See accompanying notes

LVIP Marsico International Growth Fund–7

LVIP Marsico International Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Marsico International Growth Fund
	Service Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$11.152	$8.277	$18.066	$15.782

Income (loss) from investment operations:
Net investment income[3]	0.073	0.061	0.137	0.130
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.462)	2.879	(8.541)	2.260

Total from investment operations	(1.389)	2.940	(8.404)	2.390

Less dividends and distributions from:
Net investment income	—	(0.065)	(0.116)	(0.106)
Net realized gain	—	—	(1.269)	—

Total dividends and distributions	0.000	(0.065)	(1.385)	(0.106)

Net asset value, end of period	$9.763	$11.152	$8.277	$18.066

Total return[4]	(12.46% )	35.51%	(49.07% )	15.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$62,073	$56,063	$24,426	$21,786
Ratio of expenses to average net assets	1.29%	1.29%	1.25% [6]	1.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.30%	1.31%	1.30%	1.29%
Ratio of net investment income to average net assets	1.37%	0.65%	1.04%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.36%	0.63%	0.99%	1.13%
Portfolio turnover	142%	118%	118%	108% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

[6]	Ratio for the year ended December 31, 2008, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 1.29%.

See accompanying notes

LVIP Marsico International Growth Fund–8

LVIP Marsico International Growth Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Marsico International Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2010.

LVIP Marsico International Growth Fund–9

LVIP Marsico International Growth Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 1.00% on the first $50 million of the average daily net assets of the Fund; 0.95% on the next $50 million; 0.90% on the next $50 million; 0.85% on the next $100 million; and 0.80% on average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Marsico Capital Management, LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.50% of the first $300 million of the Fund’s average daily net assets; 0.45% on the next $100 million; 0.40% on the next $600 million; and 0.35% of the Fund’s average daily net assets in excess of $1 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $9,372 and $2,708, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$200,480
Distribution fees payable to LFD	12,893

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $222,522,555 and sales of $186,629,227 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $296,352,829. At June 30, 2010, net unrealized depreciation was $20,627,703, of which $6,831,816 related to unrealized appreciation of investments and $27,459,519 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Marsico International Growth Fund–10

LVIP Marsico International Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$59,727,710	$199,421,060	$2,809,629	$261,958,399
Short-Term	13,166,901	—	—	13,166,901
Other	599,826	—	—	599,826

Total	$73,494,437	$199,421,060	$2,809,629	$275,725,126

Foreign Currency Exchange Contracts	$—	$(6,060)	$—	$(6,060)

As a result of utilizing fair value pricing at June 30, 2010, the majority of the Fund was categorized as Level 2 in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock

Balance as of 12/31/09	$—
Net change in unrealized appreciation/depreciation	112,744
Purchases	2,696,885

Balance as of 6/30/10	$2,809,629

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/10	$112,744

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$2,031,253

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$360,222,271
Undistributed ordinary income	2,875,203
Realized gains 1/1/10–6/30/10	1,625,818
Capital loss carryforwards as of 12/31/09	(69,895,006)
Unrealized appreciation of investments and foreign currencies	(20,640,507)

Net assets	$274,187,779

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on foreign currency contracts and tax recognition of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment of foreign capital gain taxes. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Investment Gain

$(389,864)	$389,864

LVIP Marsico International Growth Fund–11

LVIP Marsico International Growth Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $45,471,091 expires in 2016 and $24,423,915 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $1,625,818, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	3,233,811	4,917,474
Service Class	2,073,544	3,610,313
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	156,553
Service Class	—	27,729

	5,307,355	8,712,069

Shares repurchased:
Standard Class	(1,057,446)	(6,255,939)
Service Class	(742,786)	(1,561,685)

	(1,800,232)	(7,817,624)

Net increase	3,507,123	894,445

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts –The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day

LVIP Marsico International Growth Fund–12

LVIP Marsico International Growth Fund
Notes to Financial Statements (continued)

8.	Market Risk (continued)

functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2010, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Marsico International Growth Fund–13

LVIP MFS Value Fund

LVIP MFS Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP MFS Value Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP MFS Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$930.10	0.71%	$3.40
Service Class Shares	1,000.00	929.00	0.96%	4.59

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.27	0.71%	$3.56
Service Class Shares	1,000.00	1,020.03	0.96%	4.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.29%

Aerospace & Defense	9.41%
Auto Components	0.32%
Beverages	2.42%
Capital Markets	6.72%
Chemicals	1.93%
Commercial Banks	3.09%
Communications Equipment	0.45%
Computers & Peripherals	2.17%
Diversified Consumer Services	0.11%
Diversified Financial Services	4.35%
Diversified Telecommunication Services	3.35%
Electric Utilities	0.87%
Energy Equipment & Services	1.57%
Food & Staples Retailing	1.64%
Food Products	3.68%
Health Care Equipment & Supplies	2.74%
Hotels, Restaurants & Leisure	0.30%
Household Durables	0.90%
Household Products	0.80%
Industrial Conglomerates	1.23%
Insurance	7.48%
IT Services	3.22%
Leisure Equipment & Products	0.52%
Life Sciences Tools & Services	0.91%
Machinery	1.17%
Media	2.50%
Multi-Utilities	3.57%
Oil, Gas & Consumable Fuels	10.09%
Pharmaceuticals	7.99%
Professional Services	0.60%
Road & Rail	0.51%
Semiconductors & Semiconductor Equipment	1.45%
Software	1.66%
Specialty Retail	2.33%
Textiles, Apparel & Luxury Goods	1.12%
Tobacco	3.55%
Wireless Telecommunication Services	1.57%

Convertible Preferred Stock	0.18%

Discounted Commercial Paper	1.69%

Short-Term Investment	0.02%

Total Value of Securities	100.18%

Liabilities Net of Receivables and Other Assets	(0.18%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Lockheed Martin	4.23%
AT&T	3.35%
Philip Morris International	3.00%
Goldman Sachs Group	2.99%
Johnson & Johnson	2.95%
Bank of New York Mellon	2.70%
MetLife	2.60%
JPMorgan Chase	2.49%
United Technologies	2.19%
Chevron	2.11%

Total	28.61%

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.29%
	Aerospace & Defense–9.41%
	Honeywell International	141,310	$5,515,329
	Lockheed Martin	303,400	22,603,300
	Northrop Grumman	192,560	10,482,966
	United Technologies	180,130	11,692,238

			50,293,833

	Auto Components–0.32%
	Johnson Controls	64,230	1,725,860

			1,725,860

	Beverages–2.42%
±	Diageo	459,010	7,208,641
	PepsiCo	94,060	5,732,957

			12,941,598

	Capital Markets–6.72%
	Bank of New York Mellon	584,590	14,433,527
	Goldman Sachs Group	121,700	15,975,559
	State Street	163,150	5,517,733

			35,926,819

	Chemicals–1.93%
	Air Products & Chemicals	75,840	4,915,190
	PPG Industries	89,540	5,409,112

			10,324,302

	Commercial Banks–3.09%
	PNC Financial Services Group	100,270	5,665,255
	Regions Financial	111,440	733,275
	Wells Fargo	395,130	10,115,328

			16,513,858

	Communications Equipment–0.45%
†	Cisco Systems	112,700	2,401,637

			2,401,637

	Computers & Peripherals–2.17%
	Hewlett-Packard	40,360	1,746,781
	International Business Machines	79,640	9,833,947

			11,580,728

	Diversified Consumer Services–0.11%
†	Apollo Group Class A	14,280	606,472

			606,472

	Diversified Financial Services–4.35%
	Bank of America	692,680	9,953,812
	JPMorgan Chase	363,290	13,300,047

			23,253,859

	Diversified Telecommunication Services–3.35%
	AT&T	741,530	17,937,611

			17,937,611

	Electric Utilities–0.87%
	Entergy	29,210	2,092,020
	PPL	101,850	2,541,158

			4,633,178

	Energy Equipment & Services–1.57%
	National Oilwell Varco	112,610	3,724,012
	Noble	67,960	2,100,644
†	Transocean	55,370	2,565,292

			8,389,948

	Food & Staples Retailing–1.64%
	CVS Caremark	111,417	3,266,746
	Wal-Mart Stores	70,050	3,367,304
	Walgreen	80,540	2,150,418

			8,784,468

	Food Products–3.68%
	General Mills	130,620	4,639,622
	Kellogg	108,130	5,438,939
±	Nestle	149,950	7,230,414
	Smucker (J.M.)	39,377	2,371,283

			19,680,258

	Health Care Equipment & Supplies–2.74%
	Becton,Dickinson	69,960	4,730,695
	Medtronic	186,020	6,746,946
†	St. Jude Medical	88,210	3,183,499

			14,661,140

	Hotels, Restaurants & Leisure–0.30%
	McDonald’s	24,460	1,611,180

			1,611,180

	Household Durables–0.90%
†	Pulte Homes	189,860	1,572,041
	Stanley Black & Decker	64,242	3,245,506

			4,817,547

	Household Products–0.80%
	Procter & Gamble	71,455	4,285,871

			4,285,871

	Industrial Conglomerates–1.23%
	3M	83,500	6,595,665

			6,595,665

	Insurance–7.48%
	ACE	30,170	1,553,152
	Allstate	148,140	4,256,062
	Aon	118,200	4,387,584
	Chubb	75,230	3,762,252
	MetLife	368,000	13,895,679

LVIP MFS Value Fund–3

LVIP MFS Value Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Insurance (continued)

	Prudential Financial	124,140	$6,661,352
	Travelers	111,730	5,502,703

			40,018,784

	IT Services–3.22%
	Accenture Class A	284,090	10,980,078
	MasterCard Class A	16,120	3,216,424
	Western Union	202,470	3,018,828

			17,215,330

	Leisure Equipment & Products–0.52%
	Hasbro	67,580	2,777,538

			2,777,538

	Life Sciences Tools & Services–0.91%
†	Thermo Fisher Scientific	42,260	2,072,853
†	Waters	43,210	2,795,687

			4,868,540

	Machinery–1.17%
	Danaher	77,340	2,870,861
	Eaton	51,410	3,364,270

			6,235,131

	Media–2.50%
	Disney (Walt)	258,630	8,146,845
	Omnicom Group	151,760	5,205,368

			13,352,213

	Multi-Utilities–3.57%
	CenterPoint Energy	34,990	460,468
	Dominion Resources	177,698	6,884,021
	NextEra Energy	52,820	2,575,503
	PG&E	125,820	5,171,202
	Public Service Enterprise Group	128,250	4,018,073

			19,109,267

	Oil, Gas & Consumable Fuels–10.09%
	Apache	88,650	7,463,444
	Chevron	165,920	11,259,330
	Devon Energy	65,250	3,975,030
	EOG Resources	47,850	4,707,005
	Exxon Mobil	150,970	8,615,858
	Hess	127,110	6,398,717
	Occidental Petroleum	48,120	3,712,458
	Total ADR	174,680	7,797,715

			53,929,557

	Pharmaceuticals–7.99%
	Abbott Laboratories	231,180	10,814,600
±	GlaxoSmithKline	132,610	2,252,365
	Johnson & Johnson	267,040	15,771,382
	Merck	72,950	2,551,062
	Pfizer	671,065	9,569,387
±	Roche Holding	12,880	1,772,825

			42,731,621

	Professional Services–0.60%
	Dun & Bradstreet	47,530	3,190,214

			3,190,214

	Road & Rail–0.51%
	Canadian National Railway	47,570	2,729,567

			2,729,567

	Semiconductors & Semiconductor Equipment–1.45%
	Intel	399,210	7,764,635

			7,764,635

	Software–1.66%
	Oracle	412,690	8,856,327

			8,856,327

	Specialty Retail–2.33%
	Advance Auto Parts	73,080	3,667,154
	Home Depot	52,480	1,473,114
	Sherwin-Williams	79,620	5,508,907
	Staples	96,230	1,833,182

			12,482,357

	Textiles, Apparel & Luxury Goods–1.12%
	NIKE Class B	88,270	5,962,639

			5,962,639

	Tobacco–3.55%
	Altria Group	148,320	2,972,333
	Philip Morris International	349,750	16,032,540

			19,004,873

	Wireless Telecommunication Services–1.57%
±	Vodafone Group	4,073,260	8,391,236

			8,391,236

	Total Common Stock (Cost $537,175,388)		525,585,661

	CONVERTIBLE PREFERRED STOCK—0.18%
	Electric Utilities–0.18%
†	PPL 9.5% exercise price $28.80 expiration date 7/1/13	18,140	940,378

	Total Convertible Preferred Stock (Cost $907,000)		940,378

LVIP MFS Value Fund–4

LVIP MFS Value Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

≠	DISCOUNTED COMMERCIAL PAPER–1.69%
	BNP Paribas Finance 0.04% 7/1/10	$9,044,000	$9,044,000

	Total Discounted Commercial Paper (Cost $9,044,000)		9,044,000

		Number of	Value
		Shares	(U.S. $)

	SHORT-TERM INVESTMENT–0.02%
	Money Market Mutual Fund–0.02%
	Dreyfus Treasury & Agency Cash Management Fund	132,934	$132,934

			132,934

	Total Short-Term Investment (Cost $132,934)		132,934

TOTAL VALUE OF SECURITIES–100.18% (Cost $547,259,322)	535,702,973

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(974,373)

NET ASSETS APPLICABLE TO 27,817,613 SHARES OUTSTANDING–100.00%	$534,728,600

NET ASSET VALUE–LVIP MFS VALUE FUND STANDARD CLASS ($256,188,559 / 13,321,419 Shares)	$19.231

NET ASSET VALUE–LVIP MFS VALUE FUND SERVICE CLASS ($278,540,041 / 14,496,194 Shares)	$19.215

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization–no par)	$628,344,809
Undistributed net investment income	6,649,055
Accumulated net realized loss on investments	(88,716,001)
Net unrealized depreciation of investments and foreign currencies	(11,549,263)

Total net assets	$534,728,600

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $26,855,481, which represented 5.02% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

ADR–American Depositary Receipts

See accompanying notes

LVIP MFS Value Fund–5

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,745,238
Interest	7,323
Foreign tax withheld	(46,101)

6,706,460

EXPENSES:
Management fees	1,757,909
Distribution expenses-Service Class	334,181
Accounting and administration expenses	126,824
Reports and statements to shareholders	27,229
Professional fees	15,363
Custodian fees	11,450
Trustees’ fees	8,731
Other	8,081

Total operating expenses	2,289,768

NET INVESTMENT INCOME	4,416,692

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(7,610,751)
Foreign currencies	(11,436)

Net realized loss	(7,622,187)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(39,335,376)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(46,957,563)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,540,871)

See accompanying notes

LVIP MFS Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,416,692	$8,395,623
Net realized loss on investments and foreign currencies	(7,622,187)	(52,904,254)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(39,335,376)	130,931,706

Net increase (decrease) in net assets resulting from operations	(42,540,871)	86,423,075

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,754,594)
Service Class	—	(2,393,431)

	—	(6,148,025)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,910,395	57,623,836
Service Class	74,936,505	137,054,468
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,754,594
Service Class	—	2,393,431

	99,846,900	200,826,329

Cost of shares repurchased:
Standard Class	(45,683,757)	(95,537,515)
Service Class	(11,064,603)	(20,104,640)

	(56,748,360)	(115,642,155)

Increase in net assets derived from capital share transactions	43,098,540	85,184,174

NET INCREASE IN NET ASSETS	557,669	165,459,224
NET ASSETS:
Beginning of period	534,170,931	368,711,707

End of period (including undistributed net investment income of $6,649,055 and $2,243,799, respectively)	$534,728,600	$534,170,931

See accompanying notes

LVIP MFS Value Fund–6

LVIP MFS Value Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06[3]	12/31/05

Net asset value, beginning of period	$20.676	$17.318	$26.422	$24.786	$22.837	$21.417

Income (loss) from investment operations:
Net investment income[4]	0.179	0.377	0.426	0.404	0.361	0.280
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.624)	3.248	(8.858)	1.496	3.794	1.406

Total from investment operations	(1.445)	3.625	(8.432)	1.900	4.155	1.686

Less dividends and distributions from:
Net investment income	—	(0.267)	(0.236)	(0.264)	(0.286)	(0.266)
Net realized gain on investments	—	—	(0.436)	—	(1.920)	—

Total dividends and distributions	—	(0.267)	(0.672)	(0.264)	(2.206)	(0.266)

Net asset value, end of period	$19.231	$20.676	$17.318	$26.422	$24.786	$22.837

Total return[5]	(6.99% )	20.96%	(32.29% )	7.69%	19.66%	7.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$256,189	$297,396	$284,601	$301,096	$109,129	$83,737
Ratio of expenses to average net assets	0.71%	0.73%	0.74%	0.78%	0.78%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.71%	0.73%	0.74%	0.78%	0.82%	0.82%
Ratio of net investment income to average net assets	1.73%	2.09%	1.94%	1.53%	1.58%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.73%	2.09%	1.94%	1.53%	1.54%	1.20%
Portfolio turnover	32%	35%	35%	22%	164%	69%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Value Portfolio (the JPVF Fund) was reorganized into the Fund.
The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing November 15, 2006, Massachusetts Financial Services Company replaced Credit Suisse Asset Management, LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007 and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP MFS Value Fund–7

LVIP MFS Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Service Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$20.684	$17.327	$26.416	$26.308

Income (loss) from investment operations:
Net investment income[3]	0.153	0.331	0.375	0.240
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.622)	3.245	(8.848)	0.096

Total from investment operations	(1.469)	3.576	(8.473)	0.336

Less dividends and distributions from:
Net investment income	—	(0.219)	(0.180)	(0.228)
Net realized gain on investments	—	—	(0.436)	—

Total dividends and distributions	—	(0.219)	(0.616)	(0.228)

Net asset value, end of period	$19.215	$20.684	$17.327	$26.416

Total return[4]	(7.10% )	20.67%	(32.46% )	1.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$278,540	$236,775	$84,111	$12,405
Ratio of expenses to average net assets	0.96%	0.98%	0.99%	1.02%
Ratio of net investment income to average net assets	1.48%	1.84%	1.69%	1.33%
Portfolio turnover	32%	35%	35%	22% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP MFS Value Fund–8

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP MFS Value Fund (Fund). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investments Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $22,808 for the six months ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP MFS Value Fund–9

LVIP MFS Value Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the average daily net assets of the Fund; 0.70% of the next $75 million; 0.65% of the next $50 million; and 0.60% of the Fund’s average daily net assets in excess of $200 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.80% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Massachusetts Financial Services Company (MFS) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.375% of the first $250 million of the Fund’s average daily net assets; 0.35% of the next $250 million; and 0.325% of the Fund’s average daily net assets in excess of $500 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $18,406 and $5,165, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$289,629
Distribution fees payable to LFD	58,406

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $130,273,848 and sales of $84,597,269 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $575,536,235. At June 30, 2010, net unrealized depreciation was $39,833,262, of which $16,216,528 related to unrealized appreciation of investments and $56,049,790 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP MFS Value Fund–10

LVIP MFS Value Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Common Stock	$498,730,180	$26,855,481	$525,585,661
Convertible Preferred Stock	—	940,378	940,378
Short-Term	132,934	9,044,000	9,176,934

Total	$498,863,114	$36,839,859	$535,702,973

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$6,148,025

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$628,344,809
Undistributed ordinary income	6,649,055
Realized losses 1/1/10–6/30/10	(4,343,953)
Capital loss carryforwards as of 12/31/09	(56,095,135)
Unrealized depreciation of investments and foreign currencies	(39,826,176)

Net assets	$534,728,600

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(11,436)	$11,436

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $14,467,117 expires in 2016 and $41,628,018 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital losses of $4,343,953, which may increase the capital loss carryforwards.

LVIP MFS Value Fund–11

LVIP MFS Value Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	1,183,128	3,315,998
Service Class	3,578,440	7,624,055
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	185,650
Service Class	—	118,282

	4,761,568	11,243,985

Shares repurchased:
Standard Class	(2,245,385)	(5,552,037)
Service Class	(529,725)	(1,149,147)

	(2,775,110)	(6,701,184)

Net increase	1,986,458	4,542,801

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enables investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2010.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP MFS Value Fund–12

LVIP MFS Value Fund
Notes to Financial Statements (continued)

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund–13

LVIP Mid-Cap Value Fund

LVIP Mid-Cap Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Mid-Cap Value Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Mid-Cap Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waiver in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$953.50	1.04%	$5.04
Service Class Shares	1,000.00	952.30	1.29%	6.24

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.64	1.04%	$5.21
Service Class Shares	1,000.00	1,018.40	1.29%	6.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.90%

Aerospace & Defense	1.85%
Airlines	2.93%
Beverages	0.73%
Biotechnology	1.18%
Capital Markets	5.45%
Chemicals	3.97%
Commercial Banks	2.38%
Construction & Engineering	0.89%
Containers & Packaging	3.90%
Diversified Financial Services	2.95%
Electric Utilities	4.64%
Electrical Equipment	3.67%
Electronic Equipment, Instruments & Components	4.23%
Energy Equipment & Services	2.18%
Food Products	1.70%
Gas Utilities	1.18%
Health Care Providers & Services	5.62%
Hotels, Restaurants & Leisure	0.65%
Household Durables	2.82%
Industrial Conglomerates	1.12%
Insurance	9.42%
Leisure Equipment & Products	1.11%
Machinery	5.94%
Media	3.48%
Multi-Utilities & Unregulated Power	1.44%
Oil, Gas & Consumable Fuels	4.83%
Paper & Forest Products	0.65%
Pharmaceuticals	2.23%
Real Estate Investment Trusts	2.40%
Real Estate Management & Development	2.91%
Road & Rail	1.86%
Semiconductors & Semiconductor Equipment	2.73%
Software	1.76%
Specialty Retail	2.61%
Textiles, Apparel & Luxury Goods	1.22%
Thrift & Mortgage Finance	0.27%

Short-Term Investment	1.42%

Total Value of Securities	100.32%

Liabilities Net of Receivables and Other Assets	(0.32%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

PHH	2.95%
Delta Air Lines	2.93%
Unum Group	2.23%
Arrow Electronics	2.22%
Reinsurance Group of America	2.21%
Virgin Media	2.19%
Varian Semiconductor Equipment Associates	2.16%
CIGNA	2.10%
NV Energy	2.04%
AmerisourceBergen	2.00%

Total	23.03%

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.90%
	Aerospace & Defense–1.85%
†	Esterline Technologies	15,300	$725,985
†	Teledyne Technologies	16,300	628,854

			1,354,839

	Airlines–2.93%
†	Delta Air Lines	182,650	2,146,138

			2,146,138

	Beverages–0.73%
	Molson Coors Brewing Class B	12,600	533,736

			533,736

	Biotechnology–1.18%
†	Alkermes	69,300	862,785

			862,785

	Capital Markets–5.45%
†	Affiliated Managers Group	11,300	686,701
	Ameriprise Financial	40,500	1,463,265
	Invesco	50,800	854,964
	Solar Capital	11,042	212,669
=†*	Solar Cayman Escrow	26,800	11,792
†	TD Ameritrade Holding	50,000	765,000

			3,994,391

	Chemicals–3.97%
	Agrium	13,000	636,220
	FMC	23,500	1,349,605
	Methanex	46,900	923,461

			2,909,286

	Commercial Banks–2.38%
	Comerica	29,100	1,071,753
	Huntington Bancshares	68,672	380,443
	Umpqua Holdings	25,200	289,296

			1,741,492

	Construction & Engineering–0.89%
†	URS	16,600	653,210

			653,210

	Containers & Packaging–3.90%
	Greif Class A	16,400	910,856
†	Owens-Illinois	43,100	1,139,995
±	Rexam	178,784	804,640

			2,855,491

	Diversified Financial Services–2.95%
†	PHH	113,400	2,159,136

			2,159,136

	Electric Utilities–4.64%
	Northeast Utilities	51,500	1,312,220
	Westar Energy	27,300	589,953
	NV Energy	126,800	1,497,508

			3,399,681

	Electrical Equipment–3.67%
	AMETEK	26,300	1,055,945
	Hubbell Class B	16,100	639,009
†	Thomas & Betts	28,600	992,420

			2,687,374

	Electronic Equipment, Instruments & Components–4.23%
†	Arrow Electronics	72,800	1,627,080
†	Flextronics International	88,100	493,360
±	Kingboard Laminates Holdings	1,162,000	977,056

			3,097,496

	Energy Equipment & Services–2.18%
†	Compagnie Generale de Geophysique-Veritas ADR	28,800	512,352
	ENSCO ADR	14,300	561,704
±	SBM Offshore	36,598	523,621

			1,597,677

	Food Products–1.70%
	Bunge	9,900	486,981
†	Dean Foods	32,500	327,275
±†	PureCircle	117,036	432,700

			1,246,956

	Gas Utilities–1.18%
	UGI	33,900	862,416

			862,416

	Health Care Providers & Services–5.62%
†	Amedisys	16,500	725,505
	AmerisourceBergen	46,100	1,463,675
	CIGNA	49,500	1,537,470
†	Team Health Holdings	29,900	386,308

			4,112,958

	Hotels, Restaurants & Leisure–0.65%
±	Thomas Cook Group	178,842	473,543

			473,543

	Household Durables–2.82%
	MDC Holdings	45,000	1,212,750
†	Toll Brothers	52,100	852,356

			2,065,106

	Industrial Conglomerates–1.12%
	Textron	48,400	821,348

			821,348

LVIP Mid-Cap Value Fund–3

LVIP Mid-Cap Value Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Insurance–9.42%
	Everest Re Group	15,200	$1,074,944
	Fidelity National Financial Class A	33,200	431,268
	Platinum Underwriters Holdings	32,500	1,179,425
	Principal Financial Group	41,000	961,040
	Reinsurance Group of America	35,431	1,619,551
	Unum Group	75,100	1,629,670

			6,895,898

	Leisure Equipment & Products–1.11%
	Mattel	38,600	816,776

			816,776

	Machinery–5.94%
†	AGCO	19,700	531,309
	Barnes Group	64,100	1,050,599
	Dover	11,500	480,585
	Pentair	43,400	1,397,480
†	Terex	47,400	888,276

			4,348,249

	Media–3.48%
	CBS Class B	73,200	946,476
	Virgin Media	96,100	1,603,909

			2,550,385

	Multi-Utilities & Unregulated Power–1.44%
	Wisconsin Energy	20,800	1,055,392

			1,055,392

	Oil, Gas & Consumable Fuels–4.83%
	Cabot Oil & Gas	13,900	435,348
†	Cobalt International Energy	32,600	242,870
	Consol Energy	17,500	590,800
†	Newfield Exploration	21,100	1,030,946
	Overseas Shipholding Group	21,600	800,064
†	Quicksilver Resources	40,000	440,000

			3,540,028

	Paper & Forest Products–0.65%
†	Sino-Forest	33,300	473,301

			473,301

	Pharmaceuticals–2.23%
†	Endo Pharmaceuticals Holdings	23,800	519,316
†	Impax Laboratories	58,600	1,116,916

			1,636,232

	Real Estate Investment Trusts–2.40%
	AMB Property	17,200	407,812
	Chimera Investment	113,364	409,244
	Duke Realty	60,200	683,270
	RioCan Real Estate Investment Trust	14,400	257,563

			1,757,889

	Real Estate Management & Development–2.91%
	BR Malls Participacoes	35,000	459,945
	BR Properties	103,700	723,889
	Iguatemi Empresa de Shopping Centers	17,600	307,634
	Multiplan Empreendimentos Imobiliarios	35,700	635,875

			2,127,343

	Road & Rail–1.86%
*	All America Latina Logistica	65,900	515,152
	Hunt (J.B.) Transport	25,900	846,153

			1,361,305

	Semiconductors & Semiconductor Equipment–2.73%
	Linear Technology	14,900	414,369
†	Varian Semiconductor Equipment Associates	55,250	1,583,465

			1,997,834

	Software–1.76%
†	BMC Software	21,100	730,693
†	Check Point Software Technologies	19,000	560,120

			1,290,813

	Specialty Retail–2.61%
	American Eagle Outfitters	38,900	457,075
†	AnnTaylor Stores	20,500	333,535
	Ross Stores	21,100	1,124,419

			1,915,029

	Textiles, Apparel & Luxury Goods–1.22%
	VF	12,500	889,750

			889,750

	Thrift & Mortgage Finance–0.27%
†	Beneficial Mutual Bancorp	20,200	199,576

			199,576

	Total Common Stock (Cost $70,339,684)		72,430,859

	SHORT-TERM INVESTMENT–1.42%
	Money Market Mutual Fund–1.42%
	Dreyfus Treasury & Agency Cash Management Fund	1,039,023	1,039,023

	Total Short-Term Investment (Cost $1,039,023)		1,039,023

LVIP Mid-Cap Value Fund–4

LVIP Mid-Cap Value Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.32% (Cost $71,378,707)	$73,469,882

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.32%)	(237,114)

NET ASSETS APPLICABLE TO 6,698,874 SHARES OUTSTANDING–100.00%	$73,232,768

NET ASSET VALUE–LVIP MID-CAP VALUE FUND STANDARD CLASS ($44,526,683 / 4,071,969 Shares)	$10.935

NET ASSET VALUE–LVIP MID-CAP VALUE FUND SERVICE CLASS ($28,706,085 / 2,626,905 Shares)	$10.928

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$125,163,241
Undistributed net investment income	247,723
Accumulated net realized loss on investments	(54,269,396)
Net unrealized appreciation of investments and foreign currencies	2,091,200

Total net assets	$73,232,768

†	Non income producing security.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $11,792, which represented 0.02% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $3,211,560, which represented 4.39% the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

*	Common Stock Unit

Summary of Abbreviations:
ADR–American Depositary Receipts
GBP–British Pound Sterling
USD–United States Dollar

1 The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Appreciation

GBP (25,441)	USD 38,385	7/2/10	$382

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the unrealized appreciation is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP Mid-Cap Value Fund–5

LVIP Mid-Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$575,894
Foreign tax withheld	(1,620)

574,274

EXPENSES:
Management fees	371,471
Distribution expenses-Service Class	36,617
Accounting and administration fees	18,131
Professional fees	10,779
Reports and statements to shareholders	9,941
Custodian fees	9,530
Trustees’ fees	1,205
Other	3,018

460,692
Less expenses waived/reimbursed	(15,377)

Total operating expenses	445,315

NET INVESTMENT INCOME	128,959

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	4,074,652
Foreign currencies	(39,713)

Net realized gain	4,034,939
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(7,992,166)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(3,957,227)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,828,268)

See accompanying notes

LVIP Mid-Cap Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$128,959	$432,616
Net realized gain (loss) on investments and foreign currencies	4,034,939	(29,990,496)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(7,992,166)	53,894,932

Net increase (decrease) in net assets resulting from operations	(3,828,268)	24,337,052

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(209,598)
Service Class	—	(58,080)

	—	(267,678)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,197,919	6,695,839
Service Class	9,418,267	12,779,221
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	209,598
Service Class	—	58,080

	15,616,186	19,742,738

Cost of shares repurchased:
Standard Class	(6,361,990)	(59,123,313)
Service Class	(4,175,962)	(8,999,198)

	(10,537,952)	(68,122,511)

Increase (decrease) in net assets derived from capital share transactions	5,078,234	(48,379,773)

NET INCREASE (DECREASE) IN NET ASSETS	1,249,966	(24,310,399)
NET ASSETS:
Beginning of period	71,982,802	96,293,201

End of period (including undistributed net investment income of $247,723 and $164,927, respectively)	$73,232,768	$71,982,802

See accompanying notes

LVIP Mid-Cap Value Fund–6

LVIP Mid-Cap Value Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$11.468	$8.089	$14.658	$14.473	$13.797	$14.133

Income (loss) from investment operations:
Net investment income (loss)[3]	0.025	0.058	0.069	0.066	0.071	(0.010)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.558)	3.371	(5.772)	0.170	2.223	1.224

Total from investment operations	(0.533)	3.429	(5.703)	0.236	2.294	1.214

Less dividends and distributions from:
Net investment income	—	(0.050)	(0.037)	(0.051)	—	—
Net realized gain on investments	—	—	(0.829)	—	(1.618)	(1.550)

Total dividends and distributions	—	(0.050)	(0.866)	(0.051)	(1.618)	(1.550)

Net asset value, end of period	$10.935	$11.468	$8.089	$14.658	$14.473	$13.797

Total return[4]	(4.65% )	42.44%	(40.71% )	1.63%	17.69%	10.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,527	$46,759	$82,094	$92,072	$62,172	$45,854
Ratio of expenses to average net assets	1.04%	1.04%	0.99%	1.03%	1.10%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.08%	1.10%	0.99%	1.03%	1.10%	1.13%
Ratio of net investment income (loss) to average net assets	0.42%	0.65%	0.62%	0.41%	0.52%	(0.04% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.38%	0.59%	0.62%	0.41%	0.52%	(0.04% )
Portfolio turnover	62%	61%	70%	71%	52%	47%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Mid-Cap Value Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Mid-Cap Value Fund–7

LVIP Mid-Cap Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Service Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$11.475	$8.096	$14.656	$16.086

Income (loss) from investment operations:
Net investment income[3]	0.010	0.034	0.041	0.024
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.557)	3.372	(5.763)	(1.425)

Total from investment operations	(0.547)	3.406	(5.722)	(1.401)

Less dividends and distributions from:
Net investment income	—	(0.027)	(0.009)	(0.029)
Net realized gain on investments	—	—	(0.829)	—

Total dividends and distributions	—	(0.027)	(0.838)	(0.029)

Net asset value, end of period	$10.928	$11.475	$8.096	$14.656

Total return[4]	(4.77% )	42.09%	(40.85% )	(8.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,706	$25,224	$14,199	$14,885
Ratio of expenses to average net assets	1.29%	1.29%	1.24%	1.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.33%	1.35%	1.24%	1.27%
Ratio of net investment income to average net assets	0.17%	0.40%	0.37%	0.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.13%	0.34%	0.37%	0.21%
Portfolio turnover	62%	61%	70%	71% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Mid-Cap Value Fund–8

LVIP Mid-Cap Value Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Mid-Cap Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 — December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $653 for the six months ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

LVIP Mid-Cap Value Fund–9

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund; 0.95% on the next $25 million; 0.85% on the next $50 million; 0.75% on the next $150 million; and 0.70% on average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets of the Fund. Additionally, LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.05% of the first $25 million of average daily net assets of the Fund. The agreements will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Wellington Management Company, LLP (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.65% of the first $50 million; 0.55% on the next $50 million; and 0.45% of the Fund’s average daily net assets in excess of $100 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $2,611 and $775, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$54,760
Distribution fees payable to LFD	6,230

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $28,270,690 and sales of $23,510,363 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $76,915,704. At June 30, 2010, net unrealized depreciation was $3,445,822, of which $4,832,168 related to unrealized appreciation of investments and $8,277,990 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Mid-Cap Value Fund–10

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Common Stock	$69,207,507	$3,211,560	$11,792	$72,430,859
Short-Term	1,039,023	—	—	1,039,023

Total	$70,246,530	$3,211,560	$11,792	$73,469,882

Foreign Currency Exchange Contracts	$—	$382	$—	$382

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock

Balance as of 12/31/09	$245,488
Net change in unrealized appreciation/depreciation	168,304
Transfers out of Level 3	(402,000)

Balance as of 6/30/10	$11,792

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/10	$11,792

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$267,678

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$125,163,241
Undistributed ordinary income	248,105
Realized gains 1/1/10–6/30/10	3,129,711
Capital loss carryforwards as of 12/31/09	(51,862,110)
Unrealized depreciation of investments and foreign currencies	(3,446,179)

Net assets	$73,232,768

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market on foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded the following reclassifications:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(46,163)	$46,163

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $16,196,503 expires in 2016 and $35,665,607 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $3,129,711, which may reduce the capital loss carryforwards.

LVIP Mid-Cap Value Fund–11

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	517,633	752,856
Service Class	782,134	1,408,341
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	19,134
Service Class	—	5,298

	1,299,767	2,185,629

Shares repurchased:
Standard Class	(523,045)	(6,843,625)
Service Class	(353,420)	(969,195)

	(876,465)	(7,812,820)

Net increase (decrease)	423,302	(5,627,191)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

LVIP Mid-Cap Value Fund–12

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mid-Cap Value Fund–13

LVIP Mondrian International Value Fund

LVIP Mondrian International
Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Mondrian International Value Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Mondrian International Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$850.30	0.85%	$3.90
Service Class Shares	1,000.00	849.20	1.10%	5.04

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.58	0.85%	$4.26
Service Class Shares	1,000.00	1,019.34	1.10%	5.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2010

Percentage
Country	of Net Assets

Common Stock	98.08%

Australia	10.32%
Belgium	0.32%
Finland	0.42%
France	13.24%
Germany	4.93%
Hong Kong	1.29%
Italy	1.62%
Japan	22.22%
Netherlands	3.03%
New Zealand	0.54%
Singapore	4.73%
South Africa	0.92%
Spain	6.36%
Switzerland	5.51%
Taiwan	2.51%
United Kingdom	20.12%

Short-Term Investment	1.21%

Total Value of Securities	99.29%

Receivables and Other Assets Net of Liabilities	0.71%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Automobiles	1.53%
Beverages	2.20%
Building Products	2.17%
Commercial Banks	4.67%
Commercial Services & Supplies	1.06%
Construction & Engineering	0.96%
Containers & Packaging	1.75%
Diversified Financial Services	3.98%
Diversified Telecommunication Services	16.12%
Electric Utilities	3.54%
Food Products	3.61%
Food & Staples Retailing	5.62%
Gas Utilities	0.00%
Household Durables	0.74%
Household Products	3.11%
Industrial Conglomerates	1.60%
Insurance	6.43%
Media	1.78%
Multi-Utilities	2.71%
Office Electronics	2.69%
Oil, Gas & Consumable Fuels	12.61%
Paper & Forest Products	0.42%
Pharmaceuticals	14.70%
Road & Rail	0.77%
Semiconductors & Semiconductor Equipment	1.55%
Wireless Telecommunication Services	1.76%

Total	98.08%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

GlaxoSmithKline	3.44%
Novartis	3.26%
Royal Dutch Shell Class A	3.20%
Takeda Pharmaceutical	3.17%
Unilever	3.13%
Kao	3.11%
Telstra	3.06%
Seven & I Holdings	2.90%
Total	2.88%
Telefonica	2.80%

Total	30.95%

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.08%Δ
	Australia–10.32%
±	Amcor	1,977,173	$10,532,523
±	Foster’s Group	2,796,072	13,237,396
±	QBE Insurance Group	673,665	10,217,381
±	Telstra	6,760,529	18,418,742
±	Wesfarmers	401,974	9,603,177

			62,009,219

	Belgium–0.32%
±	Ageas	860,062	1,914,068
±*†	Ageas VVPR Strip	340,580	417

			1,914,485

	Finland–0.42%
±	UPM-Kymmene	189,915	2,514,547

			2,514,547

	France–13.24%
±	Carrefour	412,847	16,377,952
±	Cie de Saint-Gobain	218,263	8,134,133
±	France Telecom	727,699	12,622,912
±*†	GDF Suez VVPR Strip	60,186	74
±	Sanofi-Aventis	203,171	12,237,442
±	Societe Generale	173,458	7,138,194
±	Total	387,907	17,317,123
±	Vinci	138,166	5,737,350

			79,565,180

	Germany–4.93%
±	Deutsche Telekom	1,131,691	13,387,508
±	RWE	248,224	16,271,304

			29,658,812

■	Hong Kong–1.29%
±	Hong Kong Electric Holdings	1,306,500	7,781,642

			7,781,642

	Italy–1.62%
±	Intesa Sanpaolo	2,728,486	7,186,593
±	UniCredit	1,151,035	2,546,342

			9,732,935

	Japan–22.22%
±	Astellas Pharma	501,700	16,814,566
±	Canon	434,100	16,183,245
±	Kao	795,100	18,713,082
±	KDDI	2,215	10,561,194
±	Nitto Denko	150,300	4,931,743
±	Sekisui House	522,000	4,465,673
±	Seven & I Holdings	759,800	17,412,922
±	Takeda Pharmaceutical	443,600	19,059,188
±	Tokio Marine Holdings	441,400	11,607,621
±	Toyota Motor	268,100	9,214,160
±	West Japan Railway	1,264	4,623,590

			133,586,984

	Netherlands–3.03%
±	ING Groep CVA	1,013,371	7,500,080
±	Reed Elsevier	967,521	10,711,558

			18,211,638

	New Zealand–0.54%
±	Telecom New Zealand	2,512,207	3,233,743

			3,233,743

	Singapore–4.73%
±	Jardine Matheson Holdings	210,800	7,377,540
±	Singapore Telecommunications	4,910,000	10,613,480
±	United Overseas Bank	750,401	10,437,988

			28,429,008

	South Africa–0.92%
±	Sasol	156,550	5,560,639

			5,560,639

	Spain–6.36%
±	Banco Santander	749,713	7,862,274
±	Iberdrola	2,403,004	13,507,332
±	Telefonica	909,351	16,846,823

			38,216,429

	Switzerland–5.51%
±	Novartis	404,717	19,613,852
±	Zurich Financial Services	61,221	13,493,942

			33,107,794

	Taiwan–2.51%
	Chunghwa Telecom ADR	293,412	5,777,282
	Taiwan Semiconductor Manufacturing ADR	954,316	9,314,124

			15,091,406

	United Kingdom–20.12%
±	Aviva	713,333	3,315,385
±	BG Group	667,420	9,934,303
±	BP	2,272,743	10,879,519
±	Compass Group	1,691,218	12,875,896
±	Experian	729,486	6,342,563
±	GlaxoSmithKline	1,216,203	20,657,067
±	Royal Dutch Shell Class A	764,092	19,209,055
±	Tesco	513,791	2,899,069
±	Unilever	703,688	18,817,669
±	Vodafone Group	7,768,313	16,003,336

			120,933,862

	Total Common Stock (Cost $589,263,719)		589,548,323

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

SHORT-TERM INVESTMENT–1.21%
Money Market Mutual Fund–1.21%
Dreyfus Treasury & Agency Cash Management Fund	7,264,732	$7,264,732

Total Short-Term Investment (Cost $7,264,732)		7,264,732

TOTAL VALUE OF SECURITIES–99.29% (Cost $596,528,451)	$596,813,055

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.71%	4,274,152

NET ASSETS APPLICABLE TO 45,351,554 SHARES OUTSTANDING–100.00%	$601,087,207

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($485,305,816 / 36,605,239 Shares)	$13.258

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($115,781,391 / 8,746,315 Shares)	$13.238

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$676,168,970
Undistributed net investment income	14,718,547
Accumulated net realized loss on investments	(90,365,752)
Net unrealized appreciation of investments and foreign currencies	565,442

Total net assets	$601,087,207

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

†	Non income producing security.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $574,456,917, which represented 95.57% the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

*Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
HKD–Hong Kong Dollar
JPY–Japanese Yen
USD–United States Dollar
VVPR Strip–Dividend Coupon

[1]	The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

			Unrealized
			Appreciation
Contracts to Deliver	In Exchange For	Settlement Date	(Depreciation)

HKD (1,038,874)	USD 133,444	7/2/10	$34
HKD (2,143,508)	USD 275,250	7/6/10	(20)
JPY (59,653,712)	USD 671,173	7/1/10	(3,730)
JPY (15,412,783)	USD 173,626	7/2/10	(752)
JPY (1,292,768)	USD 14,581	7/6/10	(46)

			$(4,514)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$16,829,549
Interest	509
Foreign tax withheld	(1,387,196)

15,442,862

EXPENSES:
Management fees	2,428,207
Distribution expenses-Service Class	157,604
Accounting and administration expenses	152,978
Custodian fees	111,571
Reports and statements to shareholders	57,677
Professional fees	15,774
Trustees’ fees	11,174
Other	16,654

Total operating expenses	2,951,639

NET INVESTMENT INCOME	12,491,223

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	2,980,859
Foreign currencies	(372,663)

Net realized gain	2,608,196
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(120,276,614)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(117,668,418)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(105,177,195)

See accompanying notes

LVIP Mondrian International Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,491,223	$20,227,239
Net realized gain (loss) on investments and foreign currencies	2,608,196	(68,148,069)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(120,276,614)	169,153,995

Net increase (decrease) in net assets resulting from operations	(105,177,195)	121,233,165

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(16,778,523)
Service Class	—	(3,661,294)
Net realized gain on investments:
Standard Class	—	(3,747,137)
Service Class	—	(900,923)

	—	(25,087,877)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	38,245,800	51,851,466
Service Class	15,682,114	23,868,821
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	20,525,660
Service Class	—	4,562,217

	53,927,914	100,808,164

Cost of shares repurchased:
Standard Class	(40,171,762)	(127,627,646)
Service Class	(13,977,827)	(37,356,613)

	(54,149,589)	(164,984,259)

Decrease in net assets derived from capital share transactions	(221,675)	(64,176,095)

NET INCREASE (DECREASE) IN NET ASSETS	(105,398,870)	31,969,193
NET ASSETS:
Beginning of period	706,486,077	674,516,884

End of period (including undistributed net investment income of $14,718,547 and $2,599,987, respectively)	$601,087,207	$706,486,077

See accompanying notes

LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Standard Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$15.593	$13.343	$24.163	$22.703	$17.966	$16.304

Income (loss) from investment operations:
Net investment income[2]	0.279	0.438	0.736	0.631	0.569	0.436
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.614)	2.387	(9.302)	1.934	4.778	1.587

Total from investment operations	(2.335)	2.825	(8.566)	2.565	5.347	2.023

Less dividends and distributions from:
Net investment income	—	(0.470)	(0.937)	(0.482)	(0.610)	(0.361)
Net realized gain on investments	—	(0.105)	(1.317)	(0.623)	—	—

Total dividends and distributions	—	(0.575)	(2.254)	(1.105)	(0.610)	(0.361)

Net asset value, end of period	$13.258	$15.593	$13.343	$24.163	$22.703	$17.966

Total return[3]	(14.97% )	21.24%	(36.65% )	11.49%	30.01%	12.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$485,306	$571,983	$550,891	$880,906	$796,037	$550,669
Ratio of expenses to average net assets	0.85%	0.86%	0.80%	0.80%	0.84%	0.92%
Ratio of net investment income to average net assets	3.83%	3.25%	3.83%	2.62%	2.80%	2.58%
Portfolio turnover	18%	17%	13%	15%	14%	7%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Service Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$15.588	$13.345	$24.134	$22.686	$17.957	$16.297

Income (loss) from investment operations:
Net investment income[2]	0.261	0.405	0.687	0.571	0.519	0.394
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.611)	2.379	(9.278)	1.930	4.771	1.585

Total from investment operations	(2.350)	2.784	(8.591)	2.501	5.290	1.979

Less dividends and distributions from:
Net investment income	—	(0.436)	(0.881)	(0.430)	(0.561)	(0.319)
Net realized gain on investments	—	(0.105)	(1.317)	(0.623)	—	—

Total dividends and distributions	—	(0.541)	(2.198)	(1.053)	(0.561)	(0.319)

Net asset value, end of period	$13.238	$15.588	$13.345	$24.134	$22.686	$17.957

Total return[3]	(15.08% )	20.92%	(36.81% )	11.21%	29.69%	12.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$115,781	$134,503	$123,626	$212,645	$183,467	$122,947
Ratio of expenses to average net assets	1.10%	1.11%	1.05%	1.05%	1.09%	1.17%
Ratio of net investment income to average net assets	3.58%	3.00%	3.58%	2.37%	2.55%	2.33%
Portfolio turnover	18%	17%	13%	15%	14%	7%
1Ratios and portfolio turnover have been annualized and total return has not been annualized.

2The average shares outstanding method has been applied for per share information.

3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services,

LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund; 0.75% of the next $200 million; and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Mondrian Investment Partners Ltd. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.40% on the first $800 million of the Fund’s average daily net assets; 0.35% on the next $500 million; and 0.30% of the average daily net assets of the Fund in excess of $1.3 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $22,761 and $6,483, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$378,059
Distribution fees payable to LFD	24,261

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $69,811,228 and sales of $58,971,609 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $602,301,411. At June 30, 2010, net unrealized depreciation was $5,488,356, of which $82,591,019 related to unrealized appreciation of investments and $88,079,375 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Common Stock	$15,091,406	$574,456,917	$589,548,323
Short-Term	7,264,732	—	7,264,732

Total	$22,356,138	$574,456,917	$596,813,055

Foreign Currency Exchange Contracts	$—	$(4,514)	$(4,514)

As a result of utilizing international fair value pricing at June 30, 2010, the majority of the portfolio was categorized as Level 2.

There were no Level 3 securities at the beginning or end of the period.

LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$20,470,549
Long term capital gain	4,617,328

Total	$25,087,877

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$676,168,970
Undistributed ordinary income	14,715,468
Capital loss carryforwards as of 12/31/09	(88,476,934)
Realized gains 1/1/10–6/30/10	3,884,142
Unrealized depreciation of investments and foreign currencies	(5,204,439)

Net assets	$601,087,207

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(372,663)	$372,663

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $88,476,934 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $3,884,142, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	2,653,015	3,845,131
Service Class	1,064,978	1,843,717
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,325,366
Service Class	—	294,766

	3,717,993	7,308,980

Shares repurchased:
Standard Class	(2,730,824)	(9,772,812)
Service Class	(947,135)	(2,773,687)

	(3,677,959)	(12,546,499)

Net increase (decrease)	40,034	(5,237,519)

LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund–11

LVIP Money Market Fund

LVIP Money Market Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Money Market Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Money Market Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$1,000.20	0.32%	$1.59
Service Class Shares	1,000.00	1,000.20	0.33%	1.64

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.21	0.32%	$1.61
Service Class Shares	1,000.00	1,023.16	0.33%	1.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Effective January 20, 2010, the Trust implemented a 0.25% waiver to reduce the Service Class 12b-1 fees to 0.00%. Prior to January 20, 2010, the Trust had implemented a 0.10% waiver to reduce this amount to 0.15%. Effective January 20, 2010, LFD and LIAC have voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to prevent a negative yield for each class of shares of the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice, and are subject to future recapture by LFD and LIAC. The current waiver rate of 0.20% became effective on June 17, 2010. Prior to June 17 2010, the rate had reset as follows: 0.15% on March 17, 2010, 0.10% on March 11, 2010 and 0.05% on January 20, 2010.

LVIP Money Market Fund–1

LVIP Money Market Fund

Sector Allocation
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Agency Obligation	2.57%

Certificates of Deposit	9.01%

Commercial Paper	81.04%

Colleges & Universities	18.67%
Capital Markets	4.72%
Commercial Banks	22.78%
Computers & Peripherals	4.26%
Diversified Financial Services	9.03%
Food Products	2.85%
Gas Utilities	0.71%
Health Care Equipment & Supplies	1.90%
Health Care Providers & Services	1.08%
Household Products	3.33%
Oil, Gas & Consumable Fuels	5.71%
Pharmaceuticals	5.18%
Tobacco	0.82%

Corporate Bonds	1.98%

Municipal Bonds	5.46%

Total Value of Securities	100.06%

Liabilities Net of Receivables and Other Assets	(0.06%)

Total Net Assets	100.00%

LVIP Money Market Fund–2

LVIP Money Market Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	AGENCY OBLIGATION–2.57%
	Federal Home Loan Bank
	0.50% 10/19/10	$27,000,000	$26,998,709

	Total Agency Obligation (Cost $26,998,709)		26,998,709

	CERTIFICATES OF DEPOSIT–9.01%
	Bank of Nova Scotia Housing
	0.30% 8/16/10	25,000,000	25,000,000
•	Barclays Bank
	0.50% 2/1/11	7,500,000	7,500,000
	Barclays Bank New York
	0.40% 8/18/10	25,000,000	25,000,000
	Toronto Dominion Bank New York
	0.298% 7/6/10	20,000,000	20,000,000
	•0.298% 7/13/10	5,000,000	5,000,000
	•0.398% 5/19/11	12,250,000	12,250,000

	Total Certificates of Deposit (Cost $94,750,000)		94,750,000

	COMMERCIAL PAPER–81.04%
	Colleges & Universities–18.67%
≠	Brown University
	0.32% 7/6/10	10,000,000	9,999,556
	Connecticut Health & Education 0.27% 8/4/10	7,380,000	7,380,000
≠	Cornell University
	0.26% 7/13/10	7,500,000	7,499,350
	0.26% 7/14/10	10,000,000	9,999,061
	0.30% 7/22/10	5,100,000	5,099,108
	0.30% 8/4/10	5,000,000	4,998,583
≠	Dartmouth College
	0.25% 8/12/10	5,350,000	5,348,440
	Emory University
	0.25% 7/14/10	7,750,000	7,750,000
	0.35% 8/18/10	10,000,000	10,000,000
	Massachusetts Health & Education Facilities Authority (Harvard University)
	0.25% 7/1/10	20,000,000	20,000,000
	0.27% 8/11/10	8,627,000	8,627,000
≠	University of Chicago
	0.30% 7/13/10	6,250,000	6,249,375
	0.30% 7/15/10	15,000,000	14,998,250
	0.30% 7/20/10	15,350,000	15,347,569
	0.40% 8/5/10	10,000,000	9,996,111
	University of Texas System
	0.27% 8/4/10	18,050,000	18,050,000
≠	Vanderbilt University
	0.25% 7/6/10	20,000,000	19,999,305
	Yale University
	0.24% 7/1/10	15,000,000	15,000,000

			196,341,708

	Capital Markets–4.72%
	Deutsche Bank Financial
	0.03% 7/1/10	4,585,000	4,585,000
	UBS Finance
	0.03% 7/1/10	45,000,000	45,000,000

			49,585,000

	Commercial Banks–22.78%
≠	Bank of Montreal
	0.20% 7/2/10	45,000,000	44,999,750
	BNP Paribas Finance
	0.03% 7/1/10	45,000,000	45,000,000
≠	Commonwealth Bank Australia
	0.461% 9/10/10	12,650,000	12,638,524
	Eksportfinans
	0.18% 7/1/10	45,000,000	45,000,000
≠	HSBC USA
	0.24% 8/6/10	7,000,000	6,998,320
	Skandinav Enskilda Bank
	0.29% 7/1/10	45,000,000	45,000,000
≠	Westpac Securities New Zealand 0.25% 7/6/10	25,000,000	24,999,132
	0.53% 10/12/10	15,000,000	14,977,254

			239,612,980

	Computers & Peripherals–4.26%
≠	Hewlett-Packard
	0.16% 7/22/10	10,000,000	9,999,067
	0.21% 7/26/10	20,000,000	19,997,083
	0.23% 7/19/10	14,750,000	14,748,304

			44,744,454

	Diversified Financial Services–9.03%
≠	Allianz Finance
	0.33% 8/5/10	25,000,000	24,991,979
	0.35% 9/7/10	20,000,000	19,986,778
≠	American Honda Finance
	0.39% 9/21/10	20,000,000	19,982,233
≠	ANZ National International
	0.446% 9/23/10	30,000,000	29,968,850

			94,929,840

	Food Products–2.85%
≠	Nestle Capital
	0.35% 8/17/10	30,000,000	29,986,292

			29,986,292

	Gas Utilities–0.71%
	Northern Illinois Gas
	0.13% 7/1/10	7,500,000	7,500,000

			7,500,000

LVIP Money Market Fund–3

LVIP Money Market Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	COMMERCIAL PAPER (continued)

	Health Care Equipment & Supplies–1.90%
≠	Medtronic
	0.21% 8/10/10	$20,000,000	$19,995,333

			19,995,333

	Health Care Providers & Services–1.08%
	Catholic Health Initiatives
	0.40% 8/25/10	11,400,000	11,400,000

			11,400,000

	Household Products–3.33%
≠	Procter & Gamble International Finance
	0.17% 7/21/10	20,000,000	19,998,111
	0.24% 7/6/10	15,000,000	14,999,500

			34,997,611

	Oil, Gas & Consumable Fuels–5.71%
	Koch Resources
	0.05% 7/1/10	45,000,000	45,000,000
≠	Total Capital Canada
	0.27% 7/15/10	15,000,000	14,998,425

			59,998,425

	Pharmaceuticals–5.18%
≠	Johnson & Johnson
	0.20% 8/5/10	25,000,000	24,995,139
	Novartis Finance
	0.16% 7/1/10	29,500,000	29,500,000

			54,495,139

	Tobacco–0.82%
≠	Philip Morris International
	0.26% 7/29/10	8,650,000	8,648,251

			8,648,251

	Total Commercial Paper (Cost $852,235,033)		852,235,033

	CORPORATE BONDS–1.98%
	Diversified Financial Services–1.56%
	Bank of America
	4.25% 10/1/10	500,000	504,298
	Citigroup
	4.625% 8/3/10	4,685,000	4,698,908
	Goldman Sachs Group
	6.875% 1/15/11	5,156,000	5,331,734
	JPMorgan Chase
	6.75% 2/1/11	5,000,000	5,165,052
	PNC Funding
	5.125% 12/14/10	750,000	765,273

			16,465,265

	Food Staples & Retailing–0.37%
	Wal-Mart Stores
	4.125% 7/1/10	3,875,000	3,875,000

			3,875,000

	Pharmaceuticals–0.05%
	Wyeth
	6.95% 3/15/11	520,000	543,424

			543,424

	Total Corporate Bonds (Cost $20,883,689)		20,883,689

	MUNICIPAL BONDS–5.46%
•	Variable Demand Notes–5.46%
	Delaware River Port Authority Pennsylvania & New Jersey Revenue Refunding Series C 0.26% 1/1/26 (LOC–PNC Bank N.A.)	10,250,000	10,250,000
	Harrisonburg, Virginia Redevelopment & Housing Authority Multi-Family Housing Revenue Refunding (Amberton Apartments) Series A 0.42% 5/1/26 (LOC–Bank of America N.A.)	7,000,000	7,000,000
	Maryland State Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program) Series B 0.23% 4/1/35 (LOC–JP Morgan Chase Bank)	12,600,000	12,600,000
	Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Refunding (Vanderbilt University) Series A 0.23% 7/1/18	700,000	700,000
	Nassau Health Care New York Revenue 0.35% 8/1/29 (LOC–Wachovia Bank N.A.)	15,000,000	15,000,000
	New York, New York City Health & Hospital Revenue Health System Series E 0.19% 2/15/26 (LOC–JP Morgan Chase Bank)	11,890,000	11,890,000

	Total Municipal Bonds (Cost $57,440,000)		57,440,000

LVIP Money Market Fund–4

LVIP Money Market Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.06% (Cost $1,052,307,431)Δ	$1,052,307,431

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(641,734)

NET ASSETS APPLICABLE TO 105,166,228 SHARES OUTSTANDING–100.00%	$1,051,665,697

NET ASSET VALUE–LVIP MONEY MARKET FUND STANDARD CLASS ($577,785,175 / 57,777,184 Shares)	$10.000

NET ASSET VALUE–LVIP MONEY MARKET FUND SERVICE CLASS ($473,880,522 / 47,389,044 Shares)	$10.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$1,051,660,342
Undistributed net investment income	4,237
Accumulated net realized gain on investments	1,118

Total net assets	$1,051,665,697

≠	The rate shown is the effective yield at the time of purchase.

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.

Δ	Also the cost for federal income tax purposes.

LOC–Letter of Credit

See accompanying notes

LVIP Money Market Fund–5

LVIP Money Market Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$1,921,731

EXPENSES:
Management fees	1,845,328
Distribution expenses-Service Class	540,860
Accounting and administration expenses	246,895
Reports and statements to shareholders	65,969
Trustees’ fees	25,033
Professional fees	13,352
Custodian fees	7,459
Other	22,024

2,766,920
Less expenses waived/reimbursed	(558,104)
Less waived distribution expenses-Service Class	(511,049)

Total operating expenses	1,697,767

NET INVESTMENT INCOME	223,964

NET REALIZED GAIN ON INVESTMENTS	1,118

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$225,082

See accompanying notes

LVIP Money Market Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$223,964	$2,963,294
Net realized gain on investments	1,118	4,100

Net increase in net assets resulting from operations	225,082	2,967,394

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(148,511)	(2,460,977)
Service Class	(75,453)	(502,188)
Net realized gain on investments:
Standard Class	—	(8,501)
Service Class	—	(6,114)

	(223,964)	(2,977,780)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	240,758,346	476,962,606
Service Class	223,586,581	329,427,928
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	134,396	2,453,957
Service Class	74,790	502,655

	464,554,113	809,347,146

Cost of shares repurchased:
Standard Class	(320,149,634)	(713,910,557)
Service Class	(199,403,479)	(529,703,739)

	(519,553,113)	(1,243,614,296)

Decrease in net assets derived from capital share transactions	(54,999,000)	(434,267,150)

NET DECREASE IN NET ASSETS	(54,997,882)	(434,277,536)
NET ASSETS:
Beginning of period	1,106,663,579	1,540,941,115

End of period (including undistributed net investment income of $4,237 and $137, respectively)	$1,051,665,697	$1,106,663,579

See accompanying notes

LVIP Money Market Fund–6

LVIP Money Market Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Money Market Fund Standard Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.002	0.034	0.232	0.484	0.457	0.278

Total from investment operations	0.002	0.034	0.232	0.484	0.457	0.278

Less dividends and distributions from:[2]
Net investment income	(0.002)	(0.034)	(0.232)	(0.484)	(0.457)	(0.278)

Total dividends and distributions	(0.002)	(0.034)	(0.232)	(0.484)	(0.457)	(0.278)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Total return[3]	0.02%	0.32%	2.34%	4.97%	4.68%	2.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$577,785	$657,041	$891,527	$620,605	$444,150	$331,371
Ratio of expenses to average net assets	0.32%	0.43%	0.43%	0.44%	0.49%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.43%	0.43%	0.43%	0.44%	0.49%	0.54%
Ratio of net investment income to average net assets	0.05%	0.31%	2.23%	4.84%	4.62%	2.78%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.06% )	0.31%	2.23%	4.84%	4.62%	2.78%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	For the years ended December 31, 2009 and 2008, net realized gain on investments distributions of $8,501 and $3,216, respectively, were made by the Fund, which calculated to de minimus amounts of $0.000 and $0.000 per share, respectively.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Money Market Fund–7

LVIP Money Market Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Money Market Fund Service Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.002	0.009	0.207	0.459	0.432	0.253

Total from investment operations	0.002	0.009	0.207	0.459	0.432	0.253

Less dividends and distributions from:[2]
Net investment income	(0.002)	(0.009)	(0.207)	(0.459)	(0.432)	(0.253)

Total dividends and distributions	(0.002)	(0.009)	(0.207)	(0.459)	(0.432)	(0.253)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Total return[3]	0.02%	0.08%	2.10%	4.72%	4.43%	2.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$473,881	$449,623	$649,414	$292,117	$176,812	$84,535
Ratio of expenses to average net assets	0.33%	0.65%	0.68%	0.69%	0.74%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.68%	0.68%	0.68%	0.69%	0.74%	0.79%
Ratio of net investment income to average net assets	0.04%	0.09%	1.98%	4.59%	4.37%	2.53%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.31% )	0.06%	1.98%	4.59%	4.37%	2.53%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	For the years ended December 31, 2009 and 2008, net realized gain on investments distributions of $6,114 and $1,871, respectively, were made by the Fund, which calculated to de minimus amounts of $0.000 and $0.000 per share, respectively.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

LVIP Money Market Fund–8

LVIP Money Market Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Money Market Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize current income while maintaining stability of net asset value and preservation of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, effective March 9, 2010, LIAC receives a management fee at an annual rate of 0.48% of the first $500 million of the average daily net assets of the Fund; 0.40% of the next $500 million; and 0.30% of the average daily net assets of the Fund in excess of $1 billion. Prior to March 9, 2010, LIAC received a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC at an annual rate of 0.08% of the first $500 million of the average daily net assets of the Fund; 0.07% of the next $500 million; and 0.06% of the average daily net assets of the Fund in excess of $1 billion. Prior to March 9, 2010, LIAC, not the Fund, paid DMC at an annual rate of 0.18% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $35,729 and $15,285, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees (Board). Effective January 20, 2010, the Trust implemented a full plan fee waiver of

LVIP Money Market Fund–9

LVIP Money Market Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

0.25%. Prior to January 20, 2010, the Trust had implemented a 0.10% plan fee waiver to reduce this amount to 0.15%. No distribution expenses are paid by Standard Class shares.

Effective January 20, 2010, LFD and LIAC have voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to prevent a negative yield for each class of shares of the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice, and are subject to future recapture by LFD and LIAC. As of June 30, 2010, LFD has waived $511,049 and LIAC has waived $558,104 for the entire Fund, which are subject to reimbursement.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$155,652

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

Level 2

Agency Obligation	$26,998,709
Corporate Debt	20,883,689
Municipal Bonds	57,440,000
Short-Term	946,985,033

Total	$1,052,307,431

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and year ended December 31, 2009 was as follows:

	Six Months
	Ended	Year Ended
	6/30/10*	12/31/09

Ordinary income	$223,964	$2,977,780

*	Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,051,660,342
Undistributed ordinary income	5,355

Net assets	$1,051,665,697

LVIP Money Market Fund–10

LVIP Money Market Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated
Investment Income	Net Realized Gain

$4,100	$(4,100)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	24,075,835	47,696,242
Service Class	22,358,658	32,942,799
Shares issued upon reinvestment of dividends and distributions:
Standard Class	13,439	245,396
Service Class	7,479	50,265

	46,455,411	80,934,702

Shares repurchased:
Standard Class	(32,014,963)	(71,391,056)
Service Class	(19,940,348)	(52,970,374)

	(51,955,311)	(124,361,430)

Net decrease	(5,499,900)	(43,426,728)

7.	Credit and Market Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 49.68% of net assets at June 30, 2010. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. As of June 30, 2010, there were no Section 4(2) and/or Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Money Market Fund–11

LVIP SSgA S&P 500 Index Fund

LVIP SSgA S&P 500 Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP SSgA S&P 500 Index Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	11
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14

LVIP SSgA S&P 500 Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$932.70	0.31%	$1.49
Service Class Shares	1,000.00	931.60	0.56%	2.68

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.26	0.31%	$1.56
Service Class Shares	1,000.00	1,022.02	0.56%	2.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	96.83%

Aerospace & Defense	2.76%
Air Freight & Logistics	0.99%
Airlines	0.09%
Auto Components	0.21%
Automobiles	0.42%
Beverages	2.57%
Biotechnology	1.39%
Building Products	0.04%
Capital Markets	2.34%
Chemicals	1.75%
Commercial Banks	2.97%
Commercial Services & Supplies	0.51%
Communications Equipment	2.47%
Computers & Peripherals	6.10%
Construction & Engineering	0.18%
Construction Materials	0.05%
Consumer Finance	0.82%
Containers & Packaging	0.21%
Distributors	0.06%
Diversified Consumer Services	0.14%
Diversified Financial Services	4.34%
Diversified Telecommunication Services	2.57%
Electric Utilities	1.69%
Electrical Equipment	0.53%
Electronic Equipment, Instruments & Components	0.27%
Energy Equipment & Services	1.66%
Food & Staples Retailing	2.43%
Food Products	1.79%
Gas Utilities	0.20%
Health Care Equipment & Supplies	1.76%
Health Care Providers & Services	2.08%
Health Care Technology	0.05%
Hotels, Restaurants & Leisure	1.60%
Household Durables	0.40%
Household Products	2.55%
Independent Power Producers & Energy Traders	0.19%
Industrial Conglomerates	2.24%
Insurance	3.86%
Internet & Catalog Retail	0.53%
Internet Software & Services	1.64%
IT Services	1.41%
Leisure Equipment & Products	0.15%
Life Sciences Tools & Services	0.44%
Machinery	1.67%
Media	3.02%
Metals & Mining	1.02%
Multiline Retail	0.82%
Multi-Utilities	1.57%
Office Electronics	0.11%
Oil, Gas & Consumable Fuels	8.71%
Paper & Forest Products	0.22%
Personal Products	0.29%
Pharmaceuticals	5.97%
Professional Services	0.12%
Real Estate Investment Trusts	1.31%
Real Estate Management & Development	0.04%
Road & Rail	0.79%
Semiconductors & Semiconductor Equipment	2.46%
Software	3.65%
Specialty Retail	2.00%
Textiles, Apparel & Luxury Goods	0.51%
Thrift & Mortgage Finance	0.11%
Tobacco	1.52%
Trading Companies & Distributors	0.13%
Wireless Telecommunication Services	0.34%

U.S. Treasury Obligation	0.28%

Short-Term Investment	3.30%

Total Value of Securities	100.41%

Liabilities Net of Receivables and Other Assets	(0.41%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	3.03%
Apple	2.38%
Microsoft	1.83%
Procter & Gamble	1.80%
Johnson & Johnson	1.70%
International Business Machines	1.65%
General Electric	1.60%
JPMorgan Chase	1.51%
Bank of America	1.49%
AT&T	1.48%

Total	18.47%

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–96.83%
	Aerospace & Defense–2.76%
	Boeing	57,918	$3,634,355
	General Dynamics	29,594	1,733,025
	Goodrich	8,983	595,124
	Honeywell International	57,701	2,252,070
	ITT	13,177	591,911
	L-3 Communications Holdings	8,779	621,904
	Lockheed Martin	23,208	1,728,996
	Northrop Grumman	22,789	1,240,633
	Precision Castparts	11,060	1,138,295
	Raytheon	28,646	1,386,180
	Rockwell Collins	11,867	630,494
	United Technologies	71,200	4,621,591

			20,174,578

	Air Freight & Logistics–0.99%
	Expeditors International of Washington	16,471	568,414
	FedEx	23,640	1,657,400
	Robinson (C.H.) Worldwide	12,725	708,274
	United Parcel Service Class B	74,791	4,254,860

			7,188,948

	Airlines–0.09%
	Southwest Airlines	56,062	622,849

			622,849

	Auto Components–0.21%
†	Goodyear Tire & Rubber	16,280	161,823
	Johnson Controls	51,655	1,387,970

			1,549,793

	Automobiles–0.42%
†	Ford Motor	263,146	2,652,512
	Harley-Davidson	17,193	382,200

			3,034,712

	Beverages–2.57%
	Brown-Forman Class B	8,041	460,186
	Coca Cola	24,709	638,975
	Coca Cola Enterprises	174,430	8,742,431
†	Constellation Brands Class A	15,250	238,205
	Dr Pepper Snapple Group	19,300	721,627
	Molson Coors Brewing Class B	11,460	485,446
	PepsiCo	122,425	7,461,804

			18,748,674

	Biotechnology–1.39%
†	Amgen	72,305	3,803,243
†	Biogen Idec	19,969	947,529
†	Celgene	34,701	1,763,505
†	Cephalon	5,200	295,100
†	Genzyme	19,742	1,002,301
†	Gilead Sciences	67,189	2,303,239

			10,114,917

	Building Products–0.04%
	Masco	25,727	276,823

			276,823

	Capital Markets–2.34%
	Ameriprise Financial	19,506	704,752
	Bank of New York Mellon	92,934	2,294,540
†	E Trade Financial	16,356	193,326
	Federated Investors Class B	7,090	146,834
	Franklin Resources	11,164	962,225
	Goldman Sachs Group	39,316	5,161,011
	Invesco	36,000	605,880
	Janus Capital Group	13,111	116,426
	Legg Mason	11,433	320,467
	Morgan Stanley	106,706	2,476,646
	Northern Trust	18,017	841,394
	Schwab (Charles)	74,293	1,053,475
¤	State Street	39,999	1,352,766
	T. Rowe Price Group	19,178	851,311

			17,081,053

	Chemicals–1.75%
	Air Products & Chemicals	15,904	1,030,738
	Airgas	6,100	379,420
	CF Industries Holdings	5,530	350,879
	Dow Chemical	88,713	2,104,272
	duPont (E.I.) deNemours	69,363	2,399,265
	Eastman Chemical	5,424	289,425
	Ecolab	17,039	765,221
	FMC	5,800	333,094
	International Flavors & Fragrances	5,772	244,848
	Monsanto	40,666	1,879,583
	PPG Industries	12,133	732,955
	Praxair	23,233	1,765,476
	Sigma-Aldrich	9,854	491,025

			12,766,201

	Commercial Banks–2.97%
	BB&T	51,878	1,364,910
	Comerica	13,361	492,086
	Fifth Third Bancorp	62,837	772,267
	First Horizon National	14,736	168,723
	Huntington Bancshares	53,346	295,537
	KeyCorp	63,244	486,346
	M&T Bank	5,921	502,989
	Marshall & Ilsley	38,828	278,785
	PNC Financial Services Group	40,223	2,272,600
	Regions Financial	86,033	566,097
	SunTrust Banks	37,762	879,855
	U.S. Bancorp	145,072	3,242,359
	Wells Fargo	393,698	10,078,668
	Zions Bancorp	12,521	270,078

			21,671,300

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Commercial Services & Supplies–0.51%
	Avery Dennison	8,173	$262,598
	Cintas	9,226	221,147
	Donnelley (R.R.) & Sons	15,411	252,278
	Iron Mountain	13,300	298,718
	Pitney Bowes	17,268	379,205
	Republic Services	25,240	750,386
†	Stericycle	5,900	386,922
	Waste Management	36,274	1,135,014

			3,686,268

	Communications Equipment–2.47%
†	Cisco Systems	431,674	9,198,973
	Corning	117,856	1,903,374
	Harris	9,300	387,345
†	JDS Uniphase	19,602	192,884
†	Juniper Networks	41,393	944,588
†	Motorola	174,638	1,138,640
	QUALCOMM	123,663	4,061,093
	Tellabs	27,032	172,734

			17,999,631

	Computers & Peripherals–6.10%
†	Apple	69,098	17,380,221
†	Dell	130,741	1,576,736
†	EMC	156,777	2,869,019
	Hewlett-Packard	177,629	7,687,783
	International Business Machines	97,440	12,031,892
†	Lexmark International Class A	6,934	229,030
†	NetApp	26,003	970,172
†	QLogic	7,082	117,703
†	SanDisk	18,104	761,635
	Teradata	12,532	381,975
†	Western Digital	17,400	524,784

			44,530,950

	Construction & Engineering–0.18%
	Fluor	14,320	608,600
†	Jacobs Engineering Group	9,870	359,663
†	Quanta Services	15,300	315,945

			1,284,208

	Construction Materials–0.05%
	Vulcan Materials	9,079	397,933

			397,933

	Consumer Finance–0.82%
	American Express	91,640	3,638,108
	Capital One Financial	35,010	1,410,903
	Discover Financial Services	41,390	578,632
†	SLM	33,992	353,177

			5,980,820

	Containers & Packaging–0.21%
	Ball	6,986	369,070
	Bemis	9,234	249,318
†	Owens-Illinois	13,200	349,140
†	Pactiv	9,749	271,510
	Sealed Air	13,503	266,279

			1,505,317

	Distributors–0.06%
	Genuine Parts	11,244	443,576

			443,576

	Diversified Consumer Services–0.14%
†	Apollo Group Class A	9,415	399,855
	Block (H &R)	26,456	415,095
	DeVry	4,100	215,209

			1,030,159

	Diversified Financial Services–4.34%
	Bank of America	758,974	10,906,456
†	Citigroup	1,721,780	6,473,893
	CME Group	4,901	1,379,877
†	IntercontinentalExchange	5,744	649,244
	JPMorgan Chase	300,547	11,003,027
†	Leucadia National	13,371	260,868
	Moody’s	14,208	283,023
†	Nasdaq OMX Group	10,400	184,912
	NYSE Euronext	20,256	559,673

			31,700,973

	Diversified Telecommunication Services–2.57%
	AT&T	446,417	10,798,827
	CenturyTel	22,735	757,303
	Frontier Communications	24,278	172,617
	Qwest Communications International	114,457	600,899
	Verizon Communications	214,449	6,008,861
	Windstream	37,664	397,732

			18,736,239

	Electric Utilities–1.69%
	Allegheny Energy	11,953	247,188
	American Electric Power	37,251	1,203,207
	Duke Energy	101,789	1,628,624
	Edison International	25,821	819,042
	Entergy	14,493	1,037,989
	Exelon	49,733	1,888,362
	FirstEnergy	23,081	813,144
	Northeast Utilities	13,000	331,240
	Pepco Holdings	16,854	264,271
	Pinnacle West Capital	7,253	263,719
	PPL	35,759	892,187
	Progress Energy	21,542	844,877
	Southern	63,389	2,109,586

			12,343,436

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Electrical Equipment–0.53%
	Emerson Electric	57,628	$2,517,768
†	First Solar	3,770	429,139
	Rockwell Automation	10,546	517,703
	Roper Industries	6,800	380,528

			3,845,138

	Electronic Equipment, Instruments & Components–0.27%
†	Agilent Technologies	25,888	735,996
	Amphenol Class A	13,500	530,280
†	FLIR Systems	10,900	317,081
	Jabil Circuit	14,131	187,942
	Molex	11,045	201,461

			1,972,760

	Energy Equipment & Services–1.66%
	Baker Hughes	33,423	1,389,394
†	Cameron International	18,790	611,051
	Diamond Offshore Drilling	4,700	292,293
†	FMC Technologies	9,500	500,270
	Halliburton	69,608	1,708,877
	Helmerich & Payne	7,300	266,596
†	Nabors Industries	20,094	354,056
	National Oilwell Varco	31,515	1,042,201
†	Rowan	8,910	195,485
	Schlumberger	90,766	5,022,991
	Smith International	19,691	741,366

			12,124,580

	Food & Staples Retailing–2.43%
	Costco Wholesale	33,281	1,824,797
	CVS Caremark	103,121	3,023,508
	Kroger	47,377	932,853
	Safeway	28,596	562,197
	Supervalu	13,456	145,863
	Sysco	44,691	1,276,822
	Walgreen	73,279	1,956,549
	Wal-Mart Stores	157,687	7,580,015
†	Whole Foods Market	12,921	465,414

			17,768,018

	Food Products–1.79%
	Archer-Daniels-Midland	49,822	1,286,404
	Campbell Soup	13,760	493,021
	ConAgra Foods	35,081	818,089
†	Dean Foods	10,998	110,750
	General Mills	49,966	1,774,792
	Heinz (H. J.)	24,016	1,037,972
	Hershey	12,995	622,850
	Hormel Foods	5,600	226,688
	Kellogg	19,071	959,271
	Kraft Foods Class A	132,680	3,715,040
	McCormick	9,223	350,105
	Sara Lee	53,633	756,225
	Smucker (J.M.)	9,553	575,282
	Tyson Food Class A	21,382	350,451

			13,076,940

	Gas Utilities–0.20%
	EQT	10,900	393,926
	NICOR	3,119	126,320
	ONEOK	7,500	324,375
	Questar	13,654	621,120

			1,465,741

	Health Care Equipment & Supplies–1.76%
	Bard (C.R.)	7,590	588,453
	Baxter International	45,702	1,857,329
	Becton, Dickinson	18,177	1,229,129
†	Boston Scientific	110,439	640,546
†	CareFusion	14,357	325,904
	DENTSPLY International	10,400	311,064
†	Hospira	12,364	710,312
†	Intuitive Surgical	3,000	946,860
	Medtronic	83,933	3,044,250
†	St. Jude Medical	24,115	870,310
	Stryker	20,931	1,047,806
†	Varian Medical Systems	9,025	471,827
†	Zimmer Holdings	15,306	827,289

			12,871,079

	Health Care Providers & Services–2.08%
	Aetna	32,910	868,166
	AmerisourceBergen	20,820	661,035
	Cardinal Health	27,315	918,057
	CIGNA	20,670	642,010
†	Coventry Health Care	9,448	167,041
†	DaVita	8,400	524,496
†	Express Scripts	41,068	1,931,017
†	Humana	12,982	592,888
†	Laboratory Corp. of America Holdings	8,217	619,151
	McKesson	20,992	1,409,823
†	Medco Health Solutions	34,662	1,909,183
	Patterson	6,576	187,613
	Quest Diagnostics	11,266	560,709
†	Tenet Healthcare	33,668	146,119
	UnitedHealth Group	86,086	2,444,842
†	WellPoint	32,570	1,593,650

			15,175,800

	Health Care Technology–0.05%
†	Cerner	4,900	371,861

			371,861

	Hotels, Restaurants & Leisure–1.60%
	Carnival	32,373	978,960
	Darden Restaurants	10,038	389,976

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Hotels, Restaurants & Leisure (continued)

	International Game Technology	24,567	$385,702
	Marriott International Class A	18,427	551,704
	McDonald’s	81,591	5,374,399
	Starbucks	56,482	1,372,513
	Starwood Hotels & Resorts Worldwide	14,344	594,272
	Wyndham Worldwide	13,569	273,280
	Wynn Resorts	5,000	381,350
	Yum Brands	35,303	1,378,229

			11,680,385

	Household Durables–0.40%
	D.R.Horton	19,559	192,265
	Fortune Brands	11,893	465,968
†	Harman International Industries	5,220	156,026
	Leggett & Platt	9,581	192,195
	Lennar Class A	10,307	143,370
	Newell Rubbermaid	21,494	314,672
†	Pulte Homes	22,595	187,087
	Snap-On	4,437	181,518
	Stanley Black & Decker	11,744	593,306
	Whirlpool	5,482	481,429

			2,907,836

	Household Products–2.55%
	Clorox	10,631	660,823
	Colgate-Palmolive	37,559	2,958,147
	Kimberly-Clark	31,372	1,902,084
	Procter & Gamble	218,844	13,126,247

			18,647,301

	Independent Power Producers & Energy Traders–0.19%
†	AES	48,456	447,733
	Constellation Energy Group	15,391	496,360
†	NRG Energy	21,000	445,410

			1,389,503

	Industrial Conglomerates–2.24%
	3M	54,357	4,293,659
	General Electric	811,316	11,699,177
	Textron	21,649	367,384

			16,360,220

	Insurance–3.86%
	AFLAC	36,391	1,552,804
	Allstate	40,058	1,150,866
†	American International Group	9,619	331,278
	Aon	19,622	728,369
	Assurant	8,444	293,007
†	Berkshire Hathaway	125,102	9,969,377
	Chubb	25,363	1,268,404
	Cincinnati Financial	12,739	329,558
†	Genworth Financial	36,594	478,284
	Hartford Financial Services Group	32,843	726,816
¤	Lincoln National	24,183	587,405
	Loews	25,610	853,069
	Marsh & McLennan	41,150	927,933
	MetLife	62,726	2,368,533
	Principal Financial Group	23,482	550,418
	Progressive	52,412	981,153
	Prudential Financial	34,780	1,866,295
	Torchmark	6,171	305,526
	Travelers	38,824	1,912,082
	Unum Group	25,436	551,961
	XL Capital Class A	27,877	446,311

			28,179,449

	Internet & Catalog Retail–0.53%
†	Amazon.com	26,034	2,844,475
	Expedia	15,629	293,513
†	priceline.com	4,010	707,925

			3,845,913

	Internet Software & Services–1.64%
†	Akamai Technologies	12,297	498,889
†	eBay	85,409	1,674,870
†	Google Class A	18,426	8,198,650
†	VeriSign	14,159	375,921
†	Yahoo	86,886	1,201,633

			11,949,963

	IT Services–1.41%
	Automatic Data Processing	38,145	1,535,718
†	Cognizant Technology Solutions Class A	22,481	1,125,399
	Computer Sciences	11,921	539,425
	Fidelity National Information Services	26,214	703,059
†	Fiserv	12,251	559,381
	MasterCard Class A	7,500	1,496,475
	Paychex	23,154	601,309
†	SAIC	21,500	359,910
	Total System Services	14,143	192,345
	Visa Class A	34,400	2,433,800
	Western Union	48,882	728,831

			10,275,652

	Leisure Equipment & Products–0.15%
†	Eastman Kodak	15,489	67,222
	Hasbro	10,177	418,275
	Mattel	28,408	601,113

			1,086,610

	Life Sciences Tools & Services–0.44%
†	Life Technologies	13,466	636,269
†	Millipore	3,953	421,587
	PerkinElmer	9,741	201,346

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Life Sciences Tools & Services (continued)

†	Thermo Fisher Scientific	30,685	$1,505,100
†	Waters	7,359	476,127

			3,240,429

	Machinery–1.67%
	Caterpillar	47,586	2,858,491
	Cummins	15,752	1,025,928
	Danaher	40,772	1,513,457
	Deere	32,590	1,814,611
	Dover	14,420	602,612
	Eaton	12,617	825,656
	Flowserve	3,900	330,720
	Illinois Tool Works	29,004	1,197,285
	PACCAR	27,448	1,094,352
	Pall	8,606	295,788
	Parker Hannifin	11,829	656,036

			12,214,936

	Media–3.02%
	CBS Class B	52,759	682,174
	Comcast Class A	214,568	3,727,045
†	DIRECTV Group	69,354	2,352,488
†	Discovery Communications Class A	21,800	778,478
	Disney (Walt)	147,759	4,654,408
	Gannett	18,571	249,966
†	Interpublic Group	35,376	252,231
	McGraw-Hill	23,701	666,946
	Meredith	3,371	104,939
†	New York Times Class A	10,526	91,050
	News Class A	168,032	2,009,663
	Omnicom Group	22,279	764,170
	Scripps Networks Interactive Class A	6,156	248,333
	Time Warner	86,625	2,504,329
	Time Warner Cable	26,191	1,364,027
	Viacom Class B	46,140	1,447,412
	Washington Post Class B	433	177,738

			22,075,397

	Metals & Mining–1.02%
	AK Steel Holding	9,100	108,472
	Alcoa	74,884	753,333
	Allegheny Technologies	7,197	318,035
	Cliffs Natural Resources	9,800	462,168
	Freeport-McMoRan Copper & Gold Class B	36,160	2,138,141
	Newmont Mining	36,730	2,267,710
	Nucor	23,401	895,790
†	Tittanium Metals	5,984	105,259
	United States Steel	10,874	419,193

			7,468,101

	Multiline Retail–0.82%
†	Big Lots	6,206	199,151
	Family Dollar Stores	10,367	390,732
†	Kohl’s	23,031	1,093,973
	Macy’s	31,950	571,905
	Nordstrom	12,384	398,641
	Penney (J.C.)	17,599	378,027
†	Sears Holdings	3,703	239,399
	Target	55,694	2,738,473

			6,010,301

	Multi-Utilities–1.57%
	Ameren	17,010	404,328
	CenterPoint Energy	32,541	428,240
	CMS Energy	16,504	241,784
	Consolidated Edison	21,435	923,849
	Dominion Resources	45,375	1,757,827
	DTE Energy	13,431	612,588
	Integrys Energy Group	5,953	260,384
	NextEra Energy	31,049	1,513,948
	NiSource	19,958	289,391
	PG&E	28,434	1,168,637
	Public Service Enterprise Group	38,029	1,191,449
	SCANA	8,700	311,112
	Sempra Energy	19,465	910,767
	TECO Energy	16,247	244,842
	Wisconsin Energy	8,400	426,216
	Xcel Energy	36,450	751,235

			11,436,597

	Office Electronics–0.11%
	Xerox	103,095	828,884

			828,884

	Oil, Gas & Consumable Fuels–8.71%
	Anadarko Petroleum	37,261	1,344,749
	Apache	25,373	2,136,153
	Cabot Oil & Gas	9,000	281,880
	Chesapeake Energy	49,501	1,037,046
	Chevron	152,000	10,314,720
	ConocoPhillips	112,721	5,533,474
	Consol Energy	17,828	601,873
†	Denbury Resources	32,300	472,872
	Devon Energy	33,304	2,028,880
	El Paso	54,580	606,384
	EOG Resources	19,120	1,880,834
	Exxon Mobil	387,923	22,138,758
	Hess	21,865	1,100,684
	Marathon Oil	53,408	1,660,455
	Massey Energy	6,700	183,245
	Murphy Oil	15,202	753,259
	Noble Energy	13,554	817,713
	Occidental Petroleum	61,605	4,752,826
	Peabody Energy	21,112	826,113

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Oil, Gas & Consumable Fuels (continued)

	Pioneer Natural Resources	8,300	$493,435
	Range Resources	12,552	503,963
†	Southwestern Energy	26,500	1,023,960
	Spectra Energy	48,900	981,423
	Sunoco	10,166	353,472
	Tesoro	10,142	118,357
	Valero Energy	44,794	805,396
	Williams	44,605	815,379

			63,567,303

	Paper & Forest Products–0.22%
	International Paper	34,118	772,090
	MeadWestvaco	12,743	282,895
	Weyerhaeuser	16,600	584,320

			1,639,305

	Personal Products–0.29%
	Avon Products	31,838	843,707
	Estee Lauder Class A	8,585	478,442
	Mead Johnson Nutrition Class A	16,209	812,395

			2,134,544

	Pharmaceuticals–5.97%
	Abbott Laboratories	117,684	5,505,258
	Allergan	23,171	1,349,942
	Bristol-Myers Squibb	130,260	3,248,684
†	Forest Laboratories	21,791	597,727
	Johnson & Johnson	209,556	12,376,377
†	King Pharmaceuticals	19,673	149,318
	Lilly (Eli)	77,781	2,605,664
	Merck	235,835	8,247,150
†	Mylan	22,998	391,886
	Pfizer	611,829	8,724,682
†	Watson Pharmaceutical	8,714	353,527

			43,550,215

	Professional Services–0.12%
	Dun & Bradstreet	3,700	248,344
	Equifax	8,859	248,584
†	Monster Worldwide	10,518	122,535
	Robert Half International	10,574	249,017

			868,480

	Real Estate Investment Trusts–1.31%
	Apartment Investment & Management Class A	10,282	199,162
	AvalonBay Communities	6,384	596,074
	Boston Properties	10,209	728,310
	Equity Residential	20,762	864,530
	HCP	23,440	755,940
	Health Care REIT	10,000	421,200
	Host Hotels & Resorts	52,288	704,842
	Kimco Realty	29,551	397,165
	Plum Creek Timber	11,675	403,138
	ProLogis	35,189	356,465
	Public Storage	10,116	889,298
	Simon Property Group	22,488	1,815,906
	Ventas	12,100	568,095
	Vornado Realty Trust	11,793	860,299

			9,560,424

	Real Estate Management & Development–0.04%
†	CB Richard Ellis Group Class A	20,953	285,170

			285,170

	Road & Rail–0.79%
	CSX	29,171	1,447,757
	Norfolk Southern	28,076	1,489,432
	Ryder System	3,905	157,098
	Union Pacific	38,652	2,686,700

			5,780,987

	Semiconductors & Semiconductor Equipment–2.46%
†	Advanced Micro Devices	41,783	305,852
	Altera	23,036	571,523
	Analog Devices	22,257	620,080
	Applied Materials	100,962	1,213,563
	Broadcom Class A	32,086	1,057,875
	Intel	420,290	8,174,642
	KLA-Tencor	12,421	346,297
	Linear Technology	17,478	486,063
†	LSI	53,087	244,200
†	MEMC Electronic Materials	17,821	176,071
	Microchip Technology	15,241	422,785
†	Micron Technology	65,684	557,657
	National Semiconductor	17,872	240,557
†	Novellus Systems	8,032	203,692
†	NVIDIA	46,658	476,378
†	Teradyne	13,763	134,189
	Texas Instruments	93,660	2,180,406
	Xilinx	21,254	536,876

			17,948,706

	Software–3.65%
†	Adobe Systems	39,319	1,039,201
†	Autodesk	16,237	395,533
†	BMC Software	14,175	490,880
	CA	30,104	553,914
†	Citrix Systems	13,927	588,137
†	Compuware	16,340	130,393
†	Electronics Arts	23,552	339,149
†	Intuit	24,810	862,644
†	McAfee	12,600	387,072
	Microsoft	579,174	13,326,793
†	Novell	24,789	140,802
	Oracle	296,439	6,361,581

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Software (continued)

†	Red Hat	14,100	$408,054
†	salesforce.com	8,900	763,798
†	Symantec	61,127	848,443

			26,636,394

	Specialty Retail–2.00%
	Abercrombie & Fitch Class A	6,832	209,674
†	AutoNation	6,035	117,683
†	AutoZone	2,089	403,637
†	Bed Bath & Beyond	20,912	775,417
	Best Buy	25,420	860,721
†	CarMax	16,800	334,320
†	GameStop Class A	11,644	218,791
	Gap	34,218	665,882
	Home Depot	127,493	3,578,728
	Limited Brands	20,165	445,042
	Lowe’s	109,347	2,232,865
†	Office Depot	24,124	97,461
†	O’Reilly Automotive	10,900	518,404
	RadioShack	10,347	201,870
	Ross Stores	9,100	484,939
	Sherwin-Williams	6,740	466,341
	Staples	55,145	1,050,512
	Tiffany	8,828	334,669
	TJX	31,641	1,327,340
†	Urban Outfitters	9,000	309,510

			14,633,806

	Textiles, Apparel & Luxury Goods–0.51%
	Coach	22,962	839,261
	NIKE Class B	29,732	2,008,396
	Polo Ralph Lauren	5,458	398,216
	VF	6,931	493,349

			3,739,222

	Thrift & Mortgage Finance–0.11%
	Hudson City Bancorp	35,302	432,096
	People’s United Financial	28,300	382,050

			814,146

	Tobacco–1.52%
	Altria Group	156,135	3,128,945
	Lorillard	11,525	829,570
	Philip Morris International	141,111	6,468,528
	Reynolds American	13,069	681,156

			11,108,199

	Trading Companies & Distributors–0.13%
	Fastenal	10,300	516,957
	Grainger (W.W.)	4,383	435,889

			952,846

	Wireless Telecommunication Services–0.34%
†	American Tower Class A	30,662	1,364,459
†	MetroPCS Communications	17,500	143,325
†	Sprint Nextel	226,704	961,225

			2,469,009

	Total Common Stock (Cost $780,065,433)		706,827,508

		Principal
		Amount
		(U.S. $)

≠¥	U.S. TREASURY OBLIGATION–0.28%
	U.S. Treasury Bill 0.08% 10/14/10	$2,028,000	2,027,160

	Total U.S. Treasury Obligation (Cost $2,027,527)		2,027,160

		Number of
		Shares

	SHORT-TERM INVESTMENT–3.30%
	Money Market Mutual Fund–3.30%
	Dreyfus Treasury & Agency Cash Management Fund	24,100,363	24,100,363

	Total Short-Term Investment (Cost $24,100,363)		24,100,363

TOTAL VALUE OF SECURITIES–100.41% (Cost $806,193,323)	732,955,031

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.41%)	(3,004,950)

NET ASSETS APPLICABLE TO 100,779,718 SHARES OUTSTANDING–100.00%	$729,950,081

NET ASSET VALUE–LVIP SSgA S&P 500 INDEX FUND STANDARD CLASS ($447,720,537 / 61,801,023 Shares)	$7.245

NET ASSET VALUE–LVIP SSgA S&P 500 INDEX FUND SERVICE CLASS ($282,229,544 / 38,978,695 Shares)	$7.241

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$860,165,324
Undistributed net investment income	8,227,840
Accumulated net realized loss on investments	(63,932,580)
Net unrealized depreciation of investments	(74,510,503)

Total net assets	$729,950,081

LVIP SSgA S&P 500 Index Fund–9

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

¥	Fully or partially pledged as collateral for financial futures contracts.

REIT–Real Estate Investment Trust

¤	Considered an affiliated company. See Note 2 in “Notes to Financial Statements.” Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Loss	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	6/30/10	Income
Lincoln National	$532,009	$74,309	$—	$—	$587,405	$428
State Street	1,471,608	306,507	88,816	(32,336)	1,352,766	760

	$2,003,617				$1,940,171

1 The following financial futures contract was outstanding at June 30, 2010:

Financial Futures Contract

	Notional	Notional	Expiration	Unrealized
Contract to Buy	Cost	Value	Date	Depreciation

436 S&P 500 E-mini	$23,652,090	$22,379,880	9/17/10	$(1,272,210)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP SSgA S&P 500 Index Fund–10

LVIP SSgA S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$7,077,824
Interest	904

7,078,728

EXPENSES:
Management fees	847,993
Distribution expenses-Service Class	328,074
Accounting and administrative fees	172,250
Reports and statements to shareholders	52,674
S&P license fees	37,741
Professional fees	17,460
Trustees’ fees	11,605
Custodian fees	5,752
Other	12,064

Total operating expenses	1,485,613

NET INVESTMENT INCOME	5,593,115

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
Investments	(9,863,670)
Future contracts	(208,844)

Net realized loss	(10,072,514)
Net change in unrealized appreciation/depreciation of investments	(50,345,372)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(60,417,886)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,824,771)

See accompanying notes

LVIP SSgA S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,593,115	$10,360,151
Net realized loss on investments	(10,072,514)	(29,968,459)
Net change in unrealized appreciation/depreciation of investments	(50,345,372)	163,281,125

Net increase (decrease) in net assets resulting from operations	(54,824,771)	143,672,817

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,671,619)
Service Class	—	(2,164,327)

	—	(7,835,946)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	58,377,214	197,713,261
Service Class	96,712,908	145,331,056
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,671,619
Service Class	—	2,164,327

	155,090,122	350,880,263

Cost of shares repurchased:
Standard Class	(56,331,212)	(160,411,454)
Service Class	(20,929,420)	(28,901,799)

	(77,260,632)	(189,313,253)

Increase in net assets derived from capital share transactions	77,829,490	161,567,010

NET INCREASE IN NET ASSETS	23,004,719	297,403,881
NET ASSETS:
Beginning of period	706,945,362	409,541,481

End of period (including undistributed net investment income of $8,227,840 and $2,634,725, respectively)	$729,950,081	$706,945,362

See accompanying notes

LVIP SSgA S&P 500 Index Fund–11

LVIP SSgA S&P 500 Index Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08[3]	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$7.768	$6.237	$10.318	$9.916	$8.718	$8.470

Income (loss) from investment operations:
Net investment income[4]	0.062	0.131	0.177	0.183	0.154	0.140
Net realized and unrealized gain (loss) on investments	(0.585)	1.495	(4.011)	0.333	1.185	0.246

Total from investment operations	(0.523)	1.626	(3.834)	0.516	1.339	0.386

Less dividends and distributions from:
Net investment income	—	(0.095)	(0.170)	(0.114)	(0.141)	(0.138)
Return of capital	—	—	(0.077)	—	—	—

Total dividends and distributions	—	(0.095)	(0.247)	(0.114)	(0.141)	(0.138)

Net asset value, end of period	$7.245	$7.768	$6.237	$10.318	$9.916	$8.718

Total return[5]	(6.73% )	26.11%	(37.19% )	5.23%	15.52%	4.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$447,720	$478,447	$338,927	$504,728	$236,510	$233,215
Ratio of expenses to average net assets	0.31%	0.31%	0.28%	0.28%	0.28%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.31%	0.32%	0.33%	0.32%	0.34%	0.34%
Ratio of net investment income to average net assets	1.58%	1.97%	2.07%	1.75%	1.69%	1.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.58%	1.96%	2.02%	1.71%	1.63%	1.54%
Portfolio turnover	9%	21%	12%	25%	4%	5%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. S&P 500 Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver of fees by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA S&P 500 Index Fund–12

LVIP SSgA S&P 500 Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Service Class
	Six Months
	Ended			4/30/07[3]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08[2]	12/31/07

Net asset value, beginning of period	$7.773	$6.243	$10.314	$10.412

Income (loss) from investment operations:
Net investment income[4]	0.052	0.114	0.157	0.130
Net realized and unrealized gain (loss) on investments	(0.584)	1.494	(4.006)	(0.128)

Total from investment operations	(0.532)	1.608	(3.849)	0.002

Less dividends and distributions from:
Net investment income	—	(0.078)	(0.145)	(0.100)
Return of capital	—	—	(0.077)	—

Total dividends and distributions	—	(0.078)	(0.222)	(0.100)

Net asset value, end of period	$7.241	$7.773	$6.243	$10.314

Total return[5]	(6.84% )	25.78%	(37.34% )	0.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$282,230	$228,498	$70,614	$21,295
Ratio of expenses to average net assets	0.56%	0.56%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.56%	0.57%	0.58%	0.57%
Ratio of net investment income to average net assets	1.33%	1.72%	1.82%	1.83%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.33%	1.71%	1.77%	1.79%
Portfolio turnover	9%	21%	12%	25% [6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP SSgA S&P 500 Index Fund–13

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP SSgA S&P 500 Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 — December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the average daily net assets of the Fund; 0.20% of the next $500 million; and 0.16% of average daily net assets in excess of $1 billion.

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.015% of the first $1 billion of the Fund’s average daily net assets; and 0.010% of the Fund’s average daily net assets in excess of $1 billion, subject to an annual minimum of $100,000.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

LVIP SSgA S&P 500 Index Fund–14

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The LVIP SSgA S&P 500 Index Fund has investments in Lincoln National, the parent company of LIAC.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $24,851 and $7,009, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$140,474
Distribution fees payable to LFD	58,961

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. Investments
For the six months ended June 30, 2010, the Fund made purchases of $112,445,666 and sales of $30,274,303 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $858,160,217. At June 30, 2010, net unrealized depreciation was $125,205,187, of which $26,887,710 related to unrealized appreciation of investments and $152,092,897 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Common Stock	$706,827,508	$—	$706,827,508
U.S. Treasury Obligation	—	2,027,160	2,027,160
Short-Term	24,100,363	—	24,100,363

Total	$730,927,871	$2,027,160	$732,955,031

Financial Futures Contracts	$—	$(1,272,210)	$(1,272,210)

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$7,835,946

LVIP SSgA S&P 500 Index Fund–15

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$860,165,324
Undistributed ordinary income	8,227,840
Realized losses 1/1/10–6/30/10	(2,339,623)
Capital loss carryforwards as of 12/31/09	(10,898,273)
Unrealized depreciation of investments and foreign currencies	(125,205,187)

Net assets	$729,950,081

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, return of capital from investment and mark-to-market on financial futures contracts.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $540,088 expires in 2014 and $3,431,852 expires in 2016 and $6,926,333 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital losses of $2,339,623, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	7,398,127	31,206,497
Service Class	12,249,590	22,199,773
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	746,364
Service Class	—	284,592

	19,647,717	54,437,226

Shares repurchased:
Standard Class	(7,192,042)	(24,699,458)
Service Class	(2,667,224)	(4,399,147)

	(9,859,266)	(29,098,605)

Net increase	9,788,451	25,338,621

7. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Financial Futures Contracts–The Fund invests in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

LVIP SSgA S&P 500 Index Fund–16

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA S&P 500 Index Fund–17

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Small-Cap Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP SSgA Small-Cap Index Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	25
Statements of Changes in Net Assets	25
Financial Highlights	26
Notes to Financial Statements	28

LVIP SSgA Small-Cap Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table shown, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$979.50	0.43%	$2.11
Service Class Shares	1,000.00	978.30	0.68%	3.34

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
Service Class Shares	1,000.00	1,021.42	0.68%	3.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.03%

Aerospace & Defense	1.79%
Air Freight & Logistics	0.42%
Airlines	0.72%
Auto Components	0.88%
Automobiles	0.03%
Beverages	0.16%
Biotechnology	2.86%
Building Products	0.54%
Capital Markets	1.94%
Chemicals	2.07%
Commercial Banks	6.10%
Commercial Services & Supplies	3.81%
Communications Equipment	2.88%
Computers & Peripherals	0.93%
Construction & Engineering	0.73%
Construction Materials	0.10%
Consumer Finance	0.57%
Containers & Packaging	0.51%
Distributors	0.04%
Diversified Consumer Services	1.25%
Diversified Financial Services	0.62%
Diversified Telecommunications Services	0.57%
Electric Utilities	1.07%
Electrical Equipment	1.91%
Electronic Equipment, Instruments & Components	2.34%
Energy Equipment & Services	1.68%
Food & Staples Retailing	0.89%
Food Products	1.45%
Gas Utilities	1.23%
Health Care Equipment & Supplies	3.70%
Health Care Providers & Services	3.73%
Health Care Technology	0.39%
Hotels, Restaurants & Leisure	2.37%
Household Durables	0.90%
Household Products	0.02%
Independent Power Producers & Energy Traders	0.04%
Industrial Conglomerates	0.27%
Insurance	2.86%
Internet & Catalog Retail	0.52%
Internet Software & Services	2.19%
IT Services	2.03%
Leisure Equipment & Products	0.77%
Life Sciences Tools & Services	1.07%
Machinery	2.75%
Marine	0.17%
Media	1.51%
Metals & Mining	1.48%
Multiline Retail	0.38%
Multi-Utilities & Unregulated Power	0.50%
Oil, Gas & Consumable Fuels	3.61%
Paper & Forest Products	0.51%
Personal Products	0.27%
Pharmaceuticals	1.55%
Real Estate Investment Trusts	6.98%
Real Estate Management & Development	0.25%
Road & Rail	1.08%
Semiconductors & Semiconductor Equipment	3.71%
Software	3.87%
Specialty Retail	3.23%
Textiles, Apparel & Luxury Goods	2.08%
Thrift & Mortgage Finance	1.58%
Tobacco	0.22%
Trading Companies & Distributors	0.79%
Transportation Infrastructure	0.01%
Water Utilities	0.31%
Wireless Telecommunication Services	0.24%

Right	0.00%

Warrants	0.00%

U.S. Treasury Obligation	0.24%

Short-Term Investment	2.33%

Total Value of Securities	100.60%

Liabilities Net of Receivables and Other Assets	(0.60%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Salix Pharmaceuticals	0.23%
MFA Mortgage Investments	0.22%
Henry (Jack) & Associates	0.22%
TIBCO Software	0.21%
Highwoods Properties	0.21%
Rock-Tenn Class A	0.20%
ProAssurance	0.20%
Psychiatric Solutions	0.20%
Nordson	0.20%
Piedmont Natural Gas	0.20%

Total	2.09%

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.03%
	Aerospace & Defense–1.79%
†	AAR	9,278	$155,314
†	AeroVironment	4,346	94,439
	American Science & Engineering	2,205	168,043
	Applied Signal Technology	2,500	49,125
†	Argon ST	3,239	111,065
†	Astronics	2,700	44,172
†	Ceradyne	6,357	135,849
	Cubic	3,860	140,427
	Curtiss-Wright	10,697	310,641
	Ducommun	2,400	41,040
†	DynCorp International Class A	3,795	66,488
†	Esterline Technologies	6,957	330,110
†	GenCorp	16,050	70,299
	HEICO	6,587	236,605
†	Herley Industries	3,600	51,336
†	Hexcel	22,706	352,170
†	Kratos Defense & Security Solutions	4,100	43,050
†	Ladish	3,832	87,063
†	LMI Aerospace	1,600	25,232
†	Moog Class A	10,612	342,025
†	Orbital Sciences	13,839	218,241
†	Stanley	3,368	125,896
†	STR Holdings	6,800	127,840
†	TASER International	13,237	51,624
†	Teledyne Technologies	8,506	328,161
	Triumph Group	3,956	263,588

			3,969,843

	Air Freight & Logistics–0.42%
†	Air Transport Services Group	13,600	64,736
†	Atlas Air Worldwide Holdings	6,057	287,707
†	Dynamex	2,074	25,303
†	Echo Global Logistics	1,700	20,757
	Forward Air	6,648	181,158
†	HUB Group Class A	8,470	254,185
†	Pacer International	7,720	53,963
†	Park-Ohio Holdings	2,100	30,219

			918,028

	Airlines–0.72%
†	Airtran Holdings	32,509	157,669
†	Alaska Air Group	8,678	390,076
	Allegiant Travel	3,469	148,092
†	Hawaiian Holdings	11,400	58,938
†	JetBlue Airways	59,484	326,567
†	Republic Airways Holdings	6,447	39,391
	SkyWest	12,273	149,976
†	US Airways Group	38,700	333,207

			1,603,916

	Auto Components–0.88%
†	American Axle & Manufacturing Holdings	12,195	89,389
†	Amerigon	5,306	39,158
†	ArvinMeritor	21,529	282,030
†	ATC Technology	4,245	68,429
	Cooper Tire & Rubber	14,736	287,353
†	Dana Holdings	32,500	325,001
†	Dorman Products	2,900	58,957
†	Drew Industries	4,095	82,719
†	Exide Technologies	18,239	94,843
†	Fuel Systems Solutions	3,100	80,445
†	Modine Manufacturing	11,416	87,675
	Spartan Motors	6,160	25,872
	Standard Motor Products	4,000	32,280
†	Stoneridge	4,155	31,536
	Superior Industries International	4,914	66,044
†	Tenneco	13,473	283,741
†	US Auto Parts Network	900	5,400

			1,940,872

	Automobiles–0.03%
†	Winnebago Industries	6,964	69,222

			69,222

	Beverages–0.16%
†	Boston Beer Class A	2,244	151,357
	Coca-Cola Bottling Consolidated	891	42,697
†	Heckmann	20,500	95,120
†	MGP Ingredients	3,100	20,553
	National Beverage	3,006	36,914

			346,641

	Biotechnology–2.86%
†	Acorda Therapeutics	8,551	266,022
†	Affymax	3,970	23,741
†	Alkermes	22,847	284,445
†	Allos Therapeutics	16,567	101,556
†	Alnylam Pharmaceuticals	8,153	122,458
†	Arena Pharmaceuticals	23,077	70,846
†	Ariad Pharmaceuticals	25,980	73,264
†	ArQule	11,837	50,899
†	Array Biopharma	11,095	33,840
†	AVEO Pharmaceuticals	3,700	26,159
†	AVI BioPharma	18,400	29,624
†	BioCryst Pharmaceuticals	5,300	31,323
†	Biosante Pharmaceuticals	16,900	29,744
†	Celera	18,849	123,461
†	Cepheid	13,169	210,967
†	Chelsea Therapeutics International	5,500	16,115
†	Combinatorx	18,000	26,100
†	Cornerstone Therapeutics	2,100	12,369
†	Cubist Pharmaceuticals	13,676	281,726
†	Curis	16,500	22,935

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Biotechnology (continued)

†	Cytokinetics	12,054	$28,568
†	Cytori Therapeutics	8,100	28,188
†	CytRx	30,300	23,331
†	Dyax	20,500	46,535
†	Emergent BioSolutions	3,698	60,425
†	Enzon Pharmaceuticals	13,598	144,819
†	Exact Sciences	9,100	40,040
†	Genomic Health	2,798	36,178
†	Geron	22,235	111,620
†	Halozyme Therapeutic	15,013	105,692
†	Idenix Pharmaceuticals	9,572	47,860
†	Immunogen	15,500	143,685
†	Immunomedics	12,495	38,610
†	Incyte	19,685	217,913
†	Inhibitex	13,000	33,150
†	Inovio Pharmaceuticals	22,800	23,256
†	InterMune	10,374	96,997
†	Isis Pharmaceuticals	22,746	217,679
†	Keryx Biopharmaceuticals	12,900	47,214
†	Lexicon Genetics	36,500	46,720
†	Ligand Pharmaceuticals Class B	24,772	36,167
†	MannKind	12,311	78,667
†	Martek Biosciences	7,609	180,409
†	Maxygen	4,075	22,535
†	Metabolix	6,208	88,836
†	Micromet	17,200	107,328
†	Momenta Pharmaceuticals	8,911	109,249
†	Nabi Biopharmaceuticals	10,143	55,178
†	Nanosphere	3,220	14,039
†	Neuralstem	11,200	28,000
†	Neurocrine Biosciences	13,428	75,197
†	Novavax	14,200	30,814
†	NPS Pharmaceuticals	12,300	79,212
†	ONYX Pharmaceuticals	14,093	304,267
†	Opko Health	22,500	50,850
†	Orexigen Therapeutics	6,784	28,493
†	Osiris Therapeutics	2,660	15,455
	PDL BioPharma	29,000	162,980
†	Peregrine Pharmaceuticals	13,300	28,595
†	Pharmacyclics	9,400	62,604
†	Pharmasset	6,800	185,912
†	Progenics Pharmaceuticals	7,468	40,925
†	Rigel Pharmaceuticals	10,727	77,234
†	Sangamo Biosciences	11,300	41,923
†	Savient Pharmaceuticals	15,198	191,495
†	SciClone Pharmaceuticals	5,600	14,896
†	Seattle Genetics	19,779	237,150
†	Senomyx	10,100	38,279
†	SIGA Technologies	5,900	45,430
†	StemCells	23,800	22,372
†	Syntha Pharmaceuticals	3,006	8,116
†	Targacept	5,700	110,181
†	Theravance	16,000	201,120
†	Vanda Pharmaceuticals	5,800	38,338
†	Vical	16,200	50,220
†	ZIOPHARM Oncology	12,200	38,796
†	Zymogenetics	11,143	47,023

			6,324,359

	Building Products–0.54%
	AAON	2,536	59,114
	American Woodmark	2,128	36,389
	Ameron International	2,119	127,839
	Apogee Enterprises	7,011	75,929
†	Broadwind Energy	23,100	64,680
†	Builders FirstSource	8,270	19,848
†	Gibraltar Industries	6,399	64,630
†	Griffon	9,761	107,957
@	Insteel Industries	3,324	38,625
†	NCI Building Systems	3,751	31,396
	Quanex Building Products	8,406	145,340
	Simpson Manufacturing	8,675	212,970
†	Trex	3,635	73,027
	Universal Forest Products	4,828	146,337

			1,204,081

	Capital Markets–1.94%
†	American Capital	77,800	374,996
	American Physicians Service Group	1,500	36,675
	Apollo Investment	45,041	420,238
	BGC Partners Class A	13,123	67,059
	BlackRock Kelso Capital	13,490	133,146
	Calamos Asset Management Class A	4,510	41,853
	Capital Southwest	641	56,350
	Cohen & Steers	3,800	78,812
†	Cowen Group Class A	9,400	38,540
	Diamond Hill Investments Group	500	28,345
	Epoch Holding	2,279	27,963
	Evercore Partners Class A	3,123	72,922
†	FBR Capital Markets	13,358	44,482
†	Financial Engines	3,300	44,880
	GAMCO Investors	1,495	55,614
	GFI Group	13,892	77,517
	Gladstone Capital	5,330	57,617
	Gladstone Investment	4,900	28,567
†	Gleacher	19,500	49,725
	Golub Capital	2,000	28,840
†	Harris & Harris Group	7,000	28,630
	Hercules Technology Growth Capital	8,331	76,729
†	International Assets Holding	2,680	42,880
†	Investment Technology Group	10,300	165,418
	JMP Group	3,600	22,284
	Kayne Anderson Energy Development	1,932	29,308
†	KBW	7,847	168,240
†	Knight Capital Group Class A	22,333	307,972
†	LaBranche	12,202	52,225

LVIP SSgA Small-Cap Index Fund–4

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Capital Markets (continued)

†	Ladenburg Thalmann Financial Services	23,900	$29,875
	Main Street Capital	2,189	32,681
	MCG Capital	17,601	85,013
†	MF Global	20,600	117,626
	MVC Capital	5,603	72,391
	NGP Capital Resources	4,644	33,297
	Oppenheimer Holdings Class A	2,200	52,690
†	optionsXpress Holdings	9,665	152,127
	PennantPark Investment	8,448	80,678
†	Penson Worldwide	3,834	21,624
†	Piper Jaffray	4,752	153,109
	Prospect Energy	15,275	147,404
	Pzena Investment Management Class A	1,084	6,905
	Sanders Morris Harris Group	2,959	16,422
	Solar Capital	800	15,408
†	Stifel Financial	7,182	311,627
	SWS Group	5,936	56,392
†=	Teton Advisors Class B	19	0
†	THL Credit	2,500	28,750
†	Thomas Weisel Partners Group	4,611	27,159
	TICC Capital	6,927	58,187
†	TradeStation Group	10,024	67,662
	Triangle Capital	2,495	35,479
	Westwood Holdings Group	1,100	38,665

			4,298,998

	Chemicals–2.07%
	American Vanguard	3,864	30,642
	Arch Chemicals	5,795	178,138
	Balchem	6,709	167,725
†	Calgon Carbon	13,165	174,305
†	Ferro	19,658	144,879
	Fuller (H.B.)	11,520	218,765
†	Georgia Gulf	8,000	106,720
†	Grace (W.R.)	16,885	355,261
	Hawkins	1,900	45,752
	Innophos Holdings	5,122	133,582
	KMG Chemicals	1,700	24,412
	Koppers Holdings	4,677	105,139
†	Kraton Performance Polymers	2,600	48,854
†	Landec	7,033	41,424
†	LSB Industries	3,865	51,443
	Minerals Technologies	4,480	212,979
	NewMarket	2,308	201,535
	NL Industries	2,091	12,755
	Olin	18,480	334,303
†	OM Group	6,908	164,825
†	Omnova Solutions	10,600	82,786
†	PolyOne	20,820	175,304
	Quaker Chemical	2,700	73,143
†	Rockwood Holdings	11,973	271,667
	Schulman (A.)	7,215	136,796
	Sensient Technologies	11,606	300,944
†	Solutia	27,100	355,010
†	Spartech	6,923	70,961
	Stepan	1,659	113,525
†	TPC Group	2,100	34,860
	Westlake Chemical	4,400	81,708
	Zep	5,092	88,804
†	Zoltek	5,446	46,128

			4,585,074

	Commercial Banks–6.10%
†	1st United Bancorp	5,600	41,216
	1st Source	3,854	65,210
	Alliance Financial	900	25,020
	American National Bankshares	1,500	32,085
	Ameris Bancorp	5,417	52,325
	Ames National	1,200	23,448
	Arrow Financial	1,957	45,207
	Bancfirst	1,294	47,218
	Banco Latinoamericano de Exportacions	5,922	73,966
†	Bancorp (Delaware)	4,300	33,669
	Bancorp (Rhode Island)	1,100	28,820
	Bank of Marin Bancorp	1,200	38,316
	Bank of the Ozarks	3,281	116,377
	Boston Private Financial Holdings	14,915	95,903
	Bridge Bancorp	1,400	33,992
	Bryn Mawr Bank	2,100	35,238
	Camden National	1,600	43,952
	Capital City Bank Group	2,095	25,936
	Cardinal Financial	6,800	62,832
	Cathay General Bancorp	17,937	185,289
†	Center Financial	9,000	46,350
	Centerstate Banks of Florida	5,100	51,459
	Century Bancorp Class A	1,100	24,244
	Chemical Financial	6,186	134,731
	Citizens & Northern	3,200	34,240
†	Citizens Republic Bancorp	89,908	76,422
	City Holding	3,693	102,961
	CNB Financial	2,400	26,352
	CoBiz Financial	7,509	49,484
	Columbia Banking System	9,009	164,504
	Community Bank System	7,360	162,141
	Community Trust Bancorp	3,213	80,646
	CVB Financial	19,321	183,550
†	Eagle Bancorp	3,000	35,340
†	Encore Bancshares	2,300	22,747
	Enterprise Financial Services	2,706	26,086
	Financial Institutions	2,800	49,728
	First Bancorp (Maine)	2,600	34,138
	First Bancorp (North Carolina)	3,379	48,962
†	First Bancorp (Puerto Rico)	17,500	9,275
	First Busey	11,041	50,016
	First Commonwealth Financial	19,581	102,800
	First Community Bancshares	3,801	55,837

LVIP SSgA Small-Cap Index Fund–5

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Banks (continued)

	First Financial	2,511	$64,809
	First Financial Bancorp	13,673	204,411
	First Financial Bankshares	4,967	238,863
	First Interstate Bancsystem	3,200	50,336
	First Merchants	6,404	54,306
	First Midwest Bancorp	17,872	217,324
	First of Long Island	1,300	33,423
	First South Bancorp	1,540	16,339
	FirstMerit	24,721	423,470
	FNB	26,201	210,394
	German American Bancorp	2,600	39,780
	Glacier Bancorp	16,433	241,072
	Great Southern Bancorp	2,400	48,744
†	Green Bancshares	3,100	39,587
	Hancock Holding	6,369	212,470
†	Hanmi Financial	14,400	18,144
	Heartland Financial USA	2,538	43,857
†	Heritage Financial	1,800	26,946
	Home Bancshares	5,605	127,850
	Hudson Valley Holding	2,900	67,048
	IBERIABANK	6,091	313,564
@	Independent Bank (Massachusetts)	5,232	129,126
	International Bancshares	11,916	198,878
†	Investors Bancorp	10,442	136,999
	Lakeland Bancorp	3,665	31,226
	Lakeland Financial	4,210	84,116
	MainSource Financial Group	3,834	27,490
	MB Financial	12,821	235,778
	Merchants Bancshares	1,200	26,664
†	Metro Bancorp	2,000	24,680
	Midsouth Bancorp	1,400	17,878
	MidWestOne Financial Group	1,900	29,412
†	Nara Bancorp	7,925	66,808
	National Bankshares	1,600	38,768
	National Penn Bancshares	29,206	175,528
@	NBT Bancorp	8,043	164,238
	Northfiled Bancorp	4,259	55,282
	Northwest Bancshares	25,891	296,970
	Old National Bancorp	20,675	214,193
†	OmniAmerican Bancorp	2,000	22,580
	Oriental Financial Group	7,625	96,533
	Orrstown Financial Services	1,100	24,343
	Pacific Continental	4,800	45,456
	PacWest Bancorp	6,587	120,608
	Park National	2,839	184,649
	Peapack Gladstone Financial	1,905	22,289
	Penns Woods Bancorp	1,100	33,462
	Peoples Bancorp	2,040	29,580
†	Pinnacle Financial Partners	8,162	104,882
	PrivateBancorp	12,130	134,400
	Prosperity Bancshares	10,977	381,450
	Renasant	4,911	70,473
	Republic Bancorp Class A	1,929	43,210
	S&T Bancorp	5,518	109,036
	Sandy Spring BanCorp	5,470	76,635
†	Santander Bancorp	517	6,535
	SCBT Financial	2,946	103,758
	Sierra Bancorp	2,611	30,027
†	Signature Bank	9,253	351,706
	Simmons First National Class A	3,540	92,960
	Southside Bancshares	3,435	67,455
	Southwest Bancorp	5,360	71,234
	State BanCorp	4,500	42,750
	StellarOne	5,500	70,235
	Sterling Bancorp	6,089	54,801
	Sterling Bancshares	23,796	112,079
	Suffolk Bancorp	2,068	63,984
	Susquehanna Bancshares	29,699	247,393
†	SVB Financial Group	9,529	392,880
	SY Bancorp	2,379	54,669
†	Taylor Capital Group	2,500	32,350
†	Texas Capital Bancshares	8,194	134,382
	Tompkins Financial	1,972	74,443
	Tower Bancorp	1,000	21,890
	TowneBank	6,200	90,024
	Trico Bancshares	3,002	50,824
	Trustmark	14,875	309,697
	UMB Financial	7,336	260,868
	Umpqua Holdings	26,219	300,994
	Union First Market Bankshares	5,398	66,179
	United Bankshares	8,623	206,435
†	United Community Banks	18,706	73,889
	Univest Corp. of Pennsylvania	3,915	67,808
†	Virginia Commerce Bancorp	5,300	33,125
	Washington Banking	2,800	35,812
	Washington Trust Bancorp	3,375	57,510
@	WesBanco	5,224	88,024
†	West Bancorporation	3,100	21,111
	West Coast Bancorp	23,200	59,160
	Westamerica Bancorporation	6,645	348,994
†	Western Alliance Bancorp	14,127	101,291
	Whitney Holding	22,700	209,975
	Wilshire Bancorp	4,829	42,254
	Wintrust Financial	6,865	228,879

			13,502,773

	Commercial Services & Supplies–3.81%
	ABM Industries	12,157	254,689
†	ACCO Brands	12,433	62,041
	Administaff	5,414	130,802
†	Advisory Board	3,691	158,565
†	American Reprographics	8,051	70,285
†	APAC Customer Services	5,900	33,630
	Barrett Business Services	2,200	27,280
	Bowne	9,000	100,980
	Brink’s	11,300	215,039

LVIP SSgA Small-Cap Index Fund–6

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Services & Supplies (continued)

†	Casella Waste Systems	6,800	$25,976
†	CBIZ	10,548	67,085
	CDI	2,749	42,692
†	Cenveo	12,406	68,109
†	Clean Harbors	5,139	341,282
	Comfort Systems USA	8,654	83,598
†	Consolidated Graphics	2,438	105,419
†	Cornell Companies	2,338	62,822
	Corporate Executive Board	7,800	204,906
†	CoStar Group	4,517	175,260
	Courier	2,004	24,469
†	CRA International	2,578	48,544
	Deluxe	12,201	228,769
	Diamond Management & Technology Consultants	6,200	63,922
†	DigitalGlobe	6,500	170,950
	Duff & Phelps Class A	6,644	83,914
	EnergySolutions	18,758	95,478
†	EnerNOC	4,687	147,359
	Ennis	6,507	97,670
†	Exponent	3,123	102,185
†	Franklin Covey	3,900	25,350
†	Fuel-Tech	3,882	24,534
	G&K Services Class A	4,654	96,105
†	Geo Group	11,679	242,339
†	GeoEye	5,238	163,111
	Healthcare Services Group	9,717	184,137
	Heidrick & Struggles International	3,906	89,135
	Herman Miller	12,903	243,480
†	Hill International	6,300	25,578
	HNI	10,600	292,454
†	Hudson Highland Group	8,300	36,520
†	Huron Consulting Group	5,386	104,542
†	ICF International	4,100	98,113
†	InnerWorkings	6,825	46,615
	Interface Class A	11,122	119,450
†	Kelly Services Class A	6,383	94,915
†	Kforce	6,660	84,915
	Kimball International Class B	6,823	37,731
	Knoll	10,922	145,153
†	Korn/Ferry International	9,974	138,639
†	LECG	7,300	18,980
†	M&F Worldwide	2,592	70,243
	Mac-Gray	3,000	33,420
	McGrath RentCorp	5,864	133,582
†	Medifast	3,100	80,321
†	Metalico	9,100	36,218
	Mine Safety Appliances	6,198	153,586
†	Mobile Mini	8,740	142,287
	Multi-Color	1,949	19,958
†	Navigant Consulting	11,338	117,688
†	On Assignment	8,526	42,886
†	Resources Connection	10,855	147,628
	Rollins	9,927	205,390
	Schawk	3,185	47,616
†	School Specialty	4,027	72,768
†	SFN Group	12,986	70,904
†	Standard Parking	3,846	60,882
	Standard Register	3,321	10,428
	Steelcase Class A	19,200	148,800
†	SYKES Enterprises	10,349	147,266
†	Team	4,476	58,412
†	Team Health Holdings	3,500	45,220
†	Tetra Tech	14,161	277,697
†	TrueBlue	10,732	120,091
†	United Stationers	5,739	312,604
	US Ecology	3,934	57,318
	Viad	4,345	76,689
†	Volt Information Sciences	3,471	29,156
	VSE	900	28,638
†	Waste Services	6,657	77,621

			8,430,833

	Communications Equipment–2.88%
†	AboveNet	5,300	250,054
†	Acme Packet	10,238	275,197
†	ADC Telecommunications	24,000	177,840
†	ADPT	20,255	58,537
	Adtran	14,501	395,442
†	Anaren Microwave	3,332	49,780
†	Arris Group	28,982	295,327
†	Aruba Networks	17,143	244,116
	Bel Fuse Class A	2,245	37,065
†	BigBand Networks	6,473	19,548
	Black Box	4,280	119,369
†	Blue Coat Systems	9,461	193,288
†	Calix	2,100	21,546
†	Comtech Telecommunications	6,419	192,121
†	DG FastChannel	5,758	187,596
†	Digi International	4,937	40,829
†	EMS Technologies	2,897	43,513
†	Emulex	18,922	173,704
†	Extreme Networks	20,567	55,531
†	Finisar	17,600	262,240
†	Globecomm Systems	5,600	46,200
†	Harmonic	22,101	120,229
†	Hughes Communications	2,034	49,487
†	Infinera	20,535	132,040
†	InterDigital	10,130	250,110
†	Iridium Communications	8,300	83,332
†	Ixia	7,682	65,988
†	KVH Industries	3,300	40,986
†	LogMeIn	3,600	94,428
†	Loral Space & Communications	2,537	108,381
†	Meru Networks	2,100	24,906
†	ModusLink Global Solutions	10,392	62,664

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Communications Equipment (continued)

†	NETGEAR	7,917	$141,239
†	Network Engines	9,800	26,558
†	Network Equipment Technologies	6,500	22,685
†	Neutral Tandem	8,170	91,913
†	Occam Networks	2,900	16,124
†	Oclaro	11,700	129,753
†	Oplink Communications	4,872	69,816
†	Opnext	8,953	14,772
†	PC-Tel	2,700	13,608
	Plantronics	11,616	332,218
†	Powerwave Technologies	35,876	55,249
†	Riverbed Technology	14,700	406,014
†	SeaChange International	6,235	51,314
†	ShoreTel	8,911	41,347
†	Sonus Networks	50,051	135,638
	Sycamore Networks	4,459	74,109
†	Symmetricom	9,060	46,115
†	Tekelec	15,154	200,639
†	TeleNav	3,200	26,848
†	UTStarcom	24,302	44,716
†	Viasat	8,052	262,173

			6,374,242

	Computers & Peripherals–0.93%
†	3PAR	9,420	87,700
†	Avid Technology	6,983	88,894
†	Compellent Technologies	4,538	55,001
†	Cray	7,886	44,004
†	Electronics for Imaging	10,456	101,946
†	Hutchinson Technology	6,300	27,279
†	Hypercom	11,600	53,824
†	Imation	6,414	58,945
†	Immersion	8,697	44,007
†	Intermec	11,683	119,751
†	Intevac	4,982	53,158
†	Isilon Systems	5,512	70,774
†	Netezza	11,658	159,481
†	Novatel Wireless	6,452	37,034
†	Palm	39,453	224,488
†	Presstek	7,400	26,122
†	Quantum	47,733	89,738
†	Rimage	1,578	24,980
†	Silicon Graphics International	6,625	46,905
†	STEC	9,774	122,761
†	Stratasys	4,646	114,106
†	Super Micro Computer	5,538	74,763
†	Synaptics	8,442	232,154
†	Xyratex	7,200	101,880

			2,059,695

	Construction & Engineering–0.73%
†	Argan	1,800	18,774
†	Dycom Industries	9,245	79,045
†	EMCOR	15,585	361,105
†	Furmanite	8,100	32,157
	Granite Construction	7,690	181,330
	Great Lakes Dredge & Dock	14,171	85,026
†	Insituform Technologies Class A	8,866	181,576
†	Layne Christensen	4,400	106,788
†	MasTec	12,656	118,966
†	Michael Baker	1,642	57,306
†	Mistras Group	2,100	22,512
†	MYR Group	3,800	63,422
†	Northwest Pipe	2,339	44,441
†	Orion Marine Group	6,200	88,040
†	Pike Electric	3,382	31,858
†	Sterling Construction	3,500	45,290
†	Tutor Perini	5,508	90,772

			1,608,408

	Construction Materials–0.10%
†	Headwaters	12,851	36,497
	Texas Industries	5,671	167,521
†	United States Lime & Minerals	300	11,556

			215,574

	Consumer Finance–0.57%
	Advance America Cash Advance Centers	10,855	44,831
	Asta Funding	3,000	29,610
†	Cardtronics	6,532	84,655
	Cash America International	6,952	238,246
	CompuCredit Holdings	2,006	7,944
†	Credit Acceptance	1,216	59,304
†	Dollar Financial	5,945	117,652
†	Ezcorp Class A	10,928	202,714
†	First Cash Financial Services	7,150	155,870
†	First Marblehead	15,400	36,190
	Nelnet Class A	6,298	121,425
	Student Loan	1,100	26,488
†	World Acceptance	3,837	146,995

			1,271,924

	Containers & Packaging–0.51%
†	AEP Industries	1,352	32,286
†	Boise	16,876	92,649
†	Graham Packaging	3,800	45,486
†	Graphic Packaging Holding	27,102	85,371
	Myers Industries	7,272	58,830
	Rock-Tenn Class A	9,062	450,111
	Silgan Holdings	12,740	361,561

			1,126,294

	Distributors–0.04%
†	Audiovox Class A	4,285	31,495
†	Core Mark Holding	1,962	53,759

			85,254

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Diversified Consumer Services–1.25%
†	American Public Education	4,402	$192,367
†	Bridgepoint Education	4,700	74,307
†	Capella Education	3,959	322,065
†	Coinstar	7,514	322,877
†	Corinthian Colleges	20,647	203,373
	CPI	1,500	33,630
†	GP Strategies	4,200	30,492
†	Grand Canyon Education	7,300	171,039
†	K12	5,842	129,576
†	Learning Tree International	1,100	11,935
†	Lincoln Educational Services	3,978	81,907
	Matthews International Class A	6,963	203,877
	National American University Holdings	3,000	26,130
†	Pre-Paid Legal Services	1,584	72,056
†	Princeton Review	2,700	6,264
	Regis	12,899	200,837
	Sotheby’s	15,937	364,478
†	Steiner Leisure	3,259	125,276
	Stewart Enterprises Class A	17,131	92,679
†	Universal Technical Institute	4,633	109,524

			2,774,689

	Diversified Financial Services–0.62%
	Artio Global Investors	6,700	105,458
†	Asset Acceptance Capital	4,017	16,630
	Compass Diversified Holdings	7,180	96,284
†	Encore Capital Group	3,275	67,498
	Fifth Street Finance	9,260	102,138
†	Harbinger Group	2,900	18,212
	Life Partners Holding	1,875	38,363
	MarketAxess Holdings	8,240	113,630
†	Marlin Business Services	2,300	27,807
	Medallion Financial	3,400	22,440
†	NewStar Financial	7,164	45,563
†	PHH	12,944	246,454
†	PICO Holdings	5,475	164,086
†	Portfolio Recovery Associates	3,823	255,299
	Primoris Services	2,700	17,010
†	Primus Guaranty	5,661	20,889
†	Virtus Investment Partners	884	16,548

			1,374,309

	Diversified Telecommunications Services–0.57%
	Alaska Communications Systems Group	9,766	82,913
	Atlantic Tele-Network	2,069	85,450
†	Cbeyond	5,538	69,225
†	Cincinnati Bell	45,395	136,642
†	Cogent Communications Group	9,265	70,229
	Consolidated Communications Holdings	5,944	101,107
†	General Communication Class A	10,962	83,202
†	Global Crossing	6,319	66,792
†	Globalstar	18,800	28,952
†	IDT Class B	3,700	47,175
	NTELOS Holdings	7,032	120,950
†	PAETEC Holding	30,432	103,773
†@	Premiere Global Services	14,119	89,514
	Shenandoah Telecommunications	5,995	106,351
†	Vonage Holdings	26,000	59,800

			1,252,075

	Electric Utilities–1.07%
	ALLETE	7,155	244,987
	Central Vermont Public Service	2,228	43,981
	Cleco	14,172	374,283
†	El Paso Electric	10,932	211,534
	Empire District Electric	8,807	165,307
	Idacorp	10,782	358,717
	MGE Energy	5,249	189,174
	Portland General Electric	17,596	322,535
	UIL Holdings	6,815	170,579
	Unisource Energy	8,111	244,790
	UNITIL	2,400	50,184

			2,376,071

	Electrical Equipment–1.91%
†	A123 Systems	17,300	163,139
	Acuity Brands	10,184	370,494
†	Advanced Battery Technologies	10,300	33,784
†	American Superconductor	10,171	271,464
†	Applied Energetics	21,200	21,836
	AZZ	2,810	103,324
	Baldor Electric	10,663	384,721
	Belden	10,963	241,186
	Brady Class A	11,189	278,830
†	Capstone Turbine	60,000	58,800
	Encore Wire	4,150	75,489
†	Ener1	10,100	34,138
†	Energy Conversion Devices	9,100	37,310
†	EnerSys	11,312	241,737
†	Evergreen Solar	36,403	24,827
	Franklin Electric	5,349	154,158
†	FuelCell Energy	15,867	18,723
†	Generac Holdings	4,300	60,243
†	GrafTech International	28,683	419,346
†	II-VI	5,969	176,861
†	LaBarge	3,500	39,935
	LSI Industries	4,247	20,725
†	Microvision	23,000	68,080
†	Polypore International	5,193	118,089
†	Powell Industries	1,684	46,041
†	PowerSecure International	3,200	29,088
	Preformed Line Products	679	18,978
	Smith (A.O.)	5,623	270,972
†	UQM Technologies	9,400	31,866

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Electrical Equipment (continued)

†	Vicor	4,521	$56,467
	Woodward Governor	13,752	351,089

			4,221,740

	Electronic Equipment, Instruments & Components–2.34%
†	Acacia Research–Acacia Technologies	7,300	103,879
	Agilysys	3,276	21,916
†	Anixter International	6,950	296,069
†	Bell Microproducts	8,100	56,538
†	Benchmark Electronics	15,312	242,695
†	Brightpoint	16,836	117,852
†	Checkpoint Systems	8,782	152,456
†	Cogent	12,571	113,265
	Cognex	8,917	156,761
†	Coherent	5,900	202,370
†	Comverge	4,765	42,694
†	CPI International	1,737	27,080
	CTS	7,072	65,345
	Daktronics	7,814	58,605
	DDi	4,700	35,391
†	DTS	3,762	123,657
†	Echelon	8,674	63,580
	Electro Rent	4,382	56,046
†	Electro Scientific Industries	6,820	91,115
†	FARO Technologies	3,998	74,803
†	Gerber Scientific	6,600	35,310
†	ICx Technologies	2,700	19,710
†	Insight Enterprises	10,483	137,956
†	IPG Photonics	5,635	85,821
	Keithley Instruments	3,100	27,373
†	L-1 Identity Solutions	17,478	143,145
†	Littelfuse	5,170	163,424
†	Maxwell Technologies	6,500	74,100
†	Measurement Specialties	3,608	49,430
†	Mercury Computer Systems	4,568	53,583
	Methode Electronics	9,898	96,407
	MTS Systems	3,788	109,852
†	Multi-Fineline Electronix	2,760	68,890
†	Newport	8,555	77,508
†	OSI Systems	3,918	108,803
	Park Electrochemical	4,987	121,733
†	PC Connection	872	5,284
†	Plexus	9,193	245,820
†	RadiSys	4,542	43,240
	Richardson Electronics	3,800	34,200
†	Rofin-Sinar Technologies	7,902	164,520
†	Rogers	3,579	99,389
†	Sanmina-SCI	18,600	253,145
†	SatCon Technology	16,000	45,760
†	ScanSource	6,120	152,572
†	Smart Modular Technologies	12,833	75,073
†	Spectrum Control	2,900	40,542
†	Synnex	4,763	122,028
	Technitrol	9,493	29,998
	Tessco Technologies	1,400	23,380
†	TTM Technologies	18,345	174,278
†	Universal Display	7,442	133,807
†	X-Rite	5,500	20,295
†	Zygo	4,167	33,794

			5,172,287

	Energy Equipment & Services–1.68%
†	Allis-Chalmers Energy	14,086	29,017
†	Basic Energy Services	5,105	39,309
†	Boots & Coots	18,400	54,280
†	Bristow Group	8,481	249,341
†	Cal Dive International	22,475	131,479
	CARBO Ceramics	4,523	326,515
†	Complete Production Services	18,173	259,874
†	Dawson Geophysical	1,911	40,647
†	Dril-Quip	7,867	346,306
†	Energy Recovery	7,500	30,000
†	Global Industries	24,200	108,658
	Gulf Island Fabrication	2,995	46,482
†	Gulfmark Offshore	5,018	131,472
†	Hercules Offshore	28,000	68,040
†	Hornbeck Offshore Services	5,774	84,300
†	ION Geophysical	30,030	104,504
†	Key Energy Services	28,200	258,876
	Lufkin Industries	7,084	276,205
†	Matrix Service	5,479	51,009
†	Natural Gas Services Group	2,800	42,364
†	Newpark Resources	21,681	131,170
†	OYO Geospace	972	47,123
†	Parker Drilling	28,927	114,262
†	PHI	3,358	47,314
†	Pioneer Drilling	13,204	74,867
	RPC	6,979	95,263
†	Seahawk Drilling	2,900	28,188
†	Superior Well Services	5,467	91,408
†	T-3 Energy Services	2,684	74,884
†	Tesco	7,300	89,644
†	TETRA Technologies	17,200	156,176
†	Union Drilling	3,677	20,260
†	Willbros Group	8,794	65,076

			3,714,313

	Food & Staples Retailing–0.89%
	Andersons	4,060	132,315
	Arden Group	200	17,574
	Casey’s General Stores	11,991	418,487
†	Great Atlantic & Pacific Tea	6,803	26,532
	Ingles Markets Class A	2,336	35,157
	Nash Finch	2,720	92,915
†	Pantry	5,278	74,473
	PriceSmart	3,963	92,060

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Food & Staples Retailing (continued)

†	Rite Aid	132,600	$129,948
	Ruddick	10,217	316,625
	Spartan Stores	5,888	80,783
†	Susser Holdings	1,600	18,864
†	United Natural Foods	10,163	303,670
	Village Super Market Class A	1,114	29,243
	Weis Markets	2,378	78,260
†	Winn Dixie Stores	12,835	123,729

			1,970,635

	Food Products–1.45%
	Alico	1,209	27,783
†	American Italian Pasta	5,300	280,211
	B&G Foods Class A	10,900	117,502
	Calavo Growers	2,700	48,492
	Cal-Maine Foods	2,883	92,054
†	Chiquita Brands International	9,932	120,674
†	Darling International	18,541	139,243
	Diamond Foods	5,000	205,500
†	Dole Food	8,000	83,440
	Farmer Brothers	1,800	27,162
†	Fresh Del Monte Produce	9,785	198,048
	Griffin Land & Nurseries	400	10,160
†	Hain Celestial Group	9,387	189,336
	Imperial Sugar	2,412	24,361
	J&J Snack Foods	3,180	133,878
†	John B. Sanfilippo & Son	2,100	30,387
	Lancaster Colony	4,571	243,909
	Lance	6,906	113,880
†	Lifeway Foods	1,100	10,714
	Limoneira	2,100	45,696
†	Nature’s Sunshine Products	2,100	17,577
†	Pilgrim’s Pride	11,800	77,526
	Sanderson Farms	5,292	268,516
†	Seneca Foods Class A	2,300	74,198
†	Smart Balance	15,300	62,577
†	Synutra International	4,275	69,127
	Tootsie Roll Industries	6,031	142,633
†	Treehouse Foods	7,995	365,051

			3,219,635

	Gas Utilities–1.23%
	Chesapeake Utilities	2,129	66,851
	Laclede Group	5,099	168,930
	New Jersey Resources	10,006	352,211
	NICOR	10,306	417,393
	Northwest Natural Gas	6,239	271,833
	Piedmont Natural Gas	17,170	434,400
	South Jersey Industries	6,998	300,634
	Southwest Gas	10,487	309,367
	WGL Holdings	11,853	403,358

			2,724,977

	Health Care Equipment & Supplies–3.70%
†	Abaxis	5,076	108,779
†	ABIOMED	7,276	70,432
†	Accuray	13,454	89,200
†	AGA Medical Holdings	3,400	43,146
†	Align Technology	13,896	206,634
†	Alphatec Holdings	9,000	41,760
†	American Medical System Holdings	17,709	391,722
	Analogic	3,151	143,402
†	AngioDynamics	5,682	83,810
†	Antares Pharma	18,600	32,736
†	Arthrocare	6,400	196,160
	Atrion	300	40,515
†	ATS Medical	10,700	42,479
	Cantel Medical	2,943	49,148
†	Cerus	10,300	32,548
†	Conceptus	7,519	117,146
†	Conmed	7,070	131,714
†	CryoLife	4,989	26,891
†	Cutera	3,700	34,077
†	Cyberonics	6,886	163,060
†	Cynosure Class A	1,486	16,004
†	Delcath Systems	8,100	51,354
†	DexCom	12,900	149,124
†	Endologix	10,800	48,924
†	ev3	19,368	434,036
†	Exactech	2,200	37,576
†	Greatbatch	5,384	120,117
†	Haemonetics	6,003	321,280
†	Hansen Medical	6,777	14,435
†	ICU Medical	2,668	85,830
†	Immucor	16,078	306,286
†	Insulet	8,996	135,390
†	Integra LifeSciences Holdings	4,544	168,128
	Invacare	6,342	131,533
†	IRIS International	3,700	37,518
†	Kensey Nash	1,456	34,522
†	Masimo	12,176	289,911
†	Medical Action Industries	3,340	40,047
†	MELA Sciences	4,300	31,992
†	Merge Healthcare	7,300	21,389
	Meridian Bioscience	9,202	156,434
†	Merit Medical Systems	5,911	94,990
†	Micrus Endovascular	4,049	84,179
†	Natus Medical	7,254	118,168
†	Neogen	4,950	128,948
†	Nutraceutical International	2,700	41,202
†	NuVasive	9,178	325,451
†	NxStage Medical	4,801	71,247
†	OraSure Technologies	9,784	45,300
†	Orthofix International	3,910	125,316
†	Orthovita	14,300	29,029
†	Palomar Medical Technologies	4,038	45,185
†	Quidel	6,658	84,490

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Health Care Equipment & Supplies (continued)

†	Rochester Medical	2,300	$21,735
†	RTI Biologics	11,288	33,074
†	SenoRx	4,300	47,214
†	Sirona Dental System	7,817	272,344
†	Solta Medical	15,700	29,830
†	Somanetics	3,200	79,840
†	SonoSite	3,221	87,321
†	Spectranetics	7,455	38,617
†	Staar Surgical	8,900	50,908
†	Stereotaxis	6,871	22,743
	STERIS	13,799	428,872
†	SurModics	4,751	77,964
†	Symmetry Medical	7,433	78,344
†	Synovis Life Technologies	3,000	45,840
†	TomoTherapy	12,113	38,519
†	Unilife	11,900	69,258
†	Vascular Solutions	3,700	46,250
†	Volcano	12,185	265,877
	West Pharmaceutical Services	7,478	272,872
†	Wright Medical Group	8,455	140,438
	Young Innovations	1,500	42,225
†	Zoll Medical	4,833	130,974

			8,191,753

	Health Care Providers & Services–3.73%
†	Accretive Health	3,000	39,690
†	Air Methods	2,385	70,954
†	Alliance HealthCare Services	4,448	17,970
†	Allied Healthcare International	13,100	30,392
†	Almost Family	1,900	66,367
†	Amedisys	6,451	283,650
	America Service Group	1,900	32,680
†	American Dental Partners	3,200	38,752
†	AMERIGROUP	12,410	403,077
†	AMN Healthcare Services	7,680	57,446
†	Amsurg	6,833	121,764
†	Assisted Living Concepts Class A	2,258	66,814
†	athenahealth	7,914	206,793
†	Bio-Reference Labs	5,200	115,284
†	BioScrip	9,700	50,828
†	BMP Sunstone	7,401	38,115
†	Capital Senior Living	5,767	28,662
†	CardioNet	5,000	27,400
†	Catalyst Health Solutions	9,150	315,675
†	Centene	10,893	234,200
	Chemed	5,278	288,390
†	Chindex International	3,100	38,843
†	Clarient	12,700	39,116
†	Continucare	9,000	30,150
†	CorVel	1,708	57,713
†	Cross Country Healthcare	7,425	66,751
†	Emeritus	4,565	74,455
	Ensign Group	2,500	41,300
†	Five Star Quality Care	8,700	26,274
†	Genoptix	4,055	69,746
†	Gentiva Health Services	6,400	172,864
†	Hanger Orthopedic Group	6,100	109,556
†	Health Grades	5,800	34,800
†	HealthSouth	21,796	407,803
†	HealthSpring	13,563	210,362
†	HealthTronics	11,500	55,545
†	Healthways	7,517	89,603
†	HMS Holdings	6,237	338,170
†	inVentiv Health	7,636	195,482
†	IPC the Hospitalist	3,504	87,950
†	Kindred Healthcare	9,552	122,648
	Landauer	2,314	140,876
†	LCA-Vision	2,400	13,296
†	LHC Group	3,418	94,850
†	Magellan Health Services	7,790	282,933
†	MedCath	3,479	27,345
†	Metropolitan Health Networks	9,700	36,181
†	Molina Healthcare	2,934	84,499
†	MWI Veterinary Supply	3,098	155,705
	National Healthcare	1,973	67,990
	National Research	200	4,822
†	Odyssey HealthCare	7,557	201,923
	Owens & Minor	14,511	411,822
†	PDI	2,000	16,560
†	PharMerica	7,222	105,875
†	Providence Service	3,009	42,126
†	PSS World Medical	13,509	285,715
†	Psychiatric Solutions	13,283	434,619
†	RehabCare Group	5,500	119,790
†	Res-Care	5,462	52,763
†	Rural/Metro	5,000	40,700
†	Select Medical Holdings	12,200	82,716
†	Skilled Healthcare Group	3,112	21,130
†	Sun Healthcare Group	10,258	82,885
†	Sunrise Senior Living	13,891	38,617
†	Syneron Medical	8,700	89,436
†	Triple-S Management Class B	4,503	83,531
†	U.S. Physical Therapy	3,400	57,392
†	Universal American Financial	7,324	105,466
†	Virtual Radiologic	2,130	36,551
†	WellCare Health Plans	9,900	235,026

			8,257,174

	Health Care Technology–0.39%
	Computer Programs & Systems	2,227	91,129
†	Eclipsys	12,756	227,566
†	MedAssets	9,483	218,868
	MedQuist	2,400	18,984
†	Omnicell	7,006	81,900
†	Phase Forward	9,642	160,829

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Health Care Technology (continued)

†	Transcend Services	1,500	$20,250
†	Vital Images	3,909	49,840

			869,366

	Hotels, Restaurants & Leisure–2.37%
†	AFC Enterprises	5,474	49,813
	Ambassadors Group	4,030	45,499
	Ameristar Casinos	5,381	81,038
†	Biglari Holdings	380	109,022
†	BJ’s Restaurants	4,801	113,304
†	Bluegreen	3,077	9,262
	Bob Evans Farms	6,936	170,764
†	Boyd Gaming	12,800	108,672
†	Buffalo Wild Wings	4,280	156,562
†	California Pizza Kitchen	4,655	70,523
†	Caribou Coffee	2,500	23,675
†	Carrols Restaurant Group	2,700	12,339
†	CEC Entertainment	5,302	186,949
†	Cheesecake Factory	14,400	320,545
	Churchill Downs	2,902	95,186
	CKE Restaurants	12,230	153,242
	Cracker Barrel Old Country Store	5,772	268,744
†	Denny’s	20,836	54,174
†	DineEquity	4,300	120,056
†	Domino’s Pizza	8,391	94,818
†	Einstein Noah Restaurant Group	300	3,237
†	Gaylord Entertainment	8,170	180,475
†	Interval Leisure Group	8,600	107,070
†	Isle of Capri Casinos	4,545	42,087
†	Jack in the Box	13,398	260,591
†	Jamba	15,500	33,015
†	Krispy Kreme Doughnuts	14,443	48,673
†	Landry’s Restaurants	1,274	31,162
†	Life Time Fitness	10,032	318,917
	Marcus	5,212	49,306
†	McCormick & Schmick’s Seafood Restaurants	3,600	26,856
†	Monarch Casino & Resort	2,757	27,928
†	Morgans Hotel Group	4,468	27,523
†	Multimedia Games	6,300	28,350
†	O’Charleys	3,841	20,357
†	Orient-Express Hotels Class A	20,700	153,180
	P.F. Chang’s China Bistro	5,321	210,978
†	Papa John’s International	5,003	115,669
†	Peet’s Coffee & Tea	2,575	101,120
†	Pinnacle Entertainment	13,868	131,191
†	Red Lion Hotels	4,400	26,268
†	Red Robin Gourmet Burgers	4,008	68,777
†	Ruby Tuesday	14,450	122,825
†	Ruth’s Hospitality Group	5,577	23,312
†	Scientific Games	15,400	141,680
†	Shuffle Master	12,423	99,508
†	Sonic	13,791	106,880
	Speedway Motorsports	2,528	34,280
†	Texas Roadhouse	13,546	170,951
†	Vail Resorts	8,424	294,082

			5,250,435

	Household Durables–0.90%
	American Greetings Class A	8,992	168,690
†	Beazer Homes USA	19,957	72,444
	Blyth	1,555	52,979
†	Brookfield Homes	1,560	10,514
†	Cavco Industries	1,400	49,252
†	Central Garden & Pet Class A	13,063	117,175
	CSS Industries	1,304	21,516
	Ethan Allen Interiors	5,485	76,735
†	Furniture Brands International	9,781	51,057
†	Helen of Troy	7,132	157,332
	Hooker Furniture	2,494	26,586
†	Hovnanian Enterprises Class A	11,455	42,154
†	iRobot	4,433	83,296
†	Kid Brands	3,500	24,605
†	La-Z-Boy	11,665	86,671
†	Libbey	4,100	53,218
†	Lifetime Brands	2,400	35,088
†	M/I Homes	4,421	42,618
†	Meritage Homes	6,820	111,030
	National Presto Industries	1,044	96,946
	Ryland Group	9,800	155,036
†	Sealy	9,182	24,516
	Skyline	1,622	29,212
†	Spectrum Brands Holdings	4,400	111,584
†	Standard Pacific	26,078	86,840
†	Summer Infant	4,200	27,510
†	Universal Electronics	2,914	48,460
	WD-40	3,787	126,486

			1,989,550

	Household Products–0.02%
	Oil-Dri Corp. of America	1,600	36,720

			36,720

	Independent Power Producers & Energy Traders–0.04%
†	Dynegy	24,600	94,710

			94,710

	Industrial Conglomerates–0.27%
	Otter Tail	8,758	169,292
	Raven Industries	3,960	133,492
	Seaboard	71	107,210
	Standex International	3,146	79,751
	Tredegar	6,394	104,350
†	United Capital	100	2,441

			596,536

LVIP SSgA Small-Cap Index Fund–13

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Insurance–2.86%
	Alterra Capital Holdings	22,413	$420,916
†	Ambac Financial Group	72,200	48,374
	American Equity Investment Life Holding	13,429	138,587
	American Physicians Capital	2,144	66,142
†	American Safety Insurance Holdings	1,600	25,152
†	Amerisafe	4,923	86,399
	Amtrust Financial Services	5,216	62,801
	Argo Group International Holdings	7,385	225,907
	Baldwin & Lyons Class B	2,318	48,701
†	Citizens	7,622	50,763
†	CNA Surety	3,362	54,027
†	CNO Financial Group	51,900	256,905
†	Crawford Class B	4,340	13,714
	Delphi Financial Group	10,514	256,647
	Donegal Group Class A	2,953	36,292
†	eHealth	5,168	58,760
	EMC Insurance Group	1,105	24,233
	Employers Holdings	10,139	149,347
†	Enstar Group	1,408	93,548
	FBL Financial Group Class A	3,017	63,357
	First American Financial	24,300	308,124
	First Mercury Financial	3,495	36,977
	Flagstone Reinsurance Holdings	12,410	134,276
†	FPIC Insurance Group	2,346	60,175
†	Gerova Financial Group	1,900	10,279
†	Greenlight Capital Re Class A	6,324	159,302
†	Hallmark Financial Service	3,275	32,586
@	Harleysville Group	2,980	92,469
†	Hilltop Holdings	8,763	87,718
	Horace Mann Educators	8,635	132,116
@	Infinity Property & Casualty	3,020	139,464
	Kansas City Life Insurance	812	24,011
	Maiden Holdings	12,800	84,096
	Meadowbrook Insurance Group	13,560	117,023
	Montpelier Re Holdings	16,112	240,552
†	National Financial Partners	9,165	89,542
	National Interstate	1,691	33,516
	National Western Life Insurance Class A	513	78,366
†	Navigators Group	3,141	129,189
	NYMAGIC	1,408	27,160
†	Phoenix Companies	27,887	58,842
	Platinum Underwriters Holdings	10,438	378,795
†	PMA Capital Class A	6,498	42,562
	Presidential Life	4,696	42,734
†	Primerica	5,800	124,352
†	ProAssurance	7,904	448,630
	RLI	4,404	231,254
	Safety Insurance Group	3,003	111,171
	SeaBright Insurance Holdings	5,380	51,002
@	Selective Insurance Group	11,689	173,699
	State Auto Financial	3,974	61,637
	Stewart Information Services	3,354	30,253
	Tower Group	9,571	206,064
†	United America Indemnity Class A	8,313	61,184
	United Fire & Casualty	5,248	104,015
	Universal Insurance Holdings	4,100	17,138

			6,340,845

	Internet & Catalog Retail–0.52%
†	1-800-FLOWERS.com Class A	3,982	8,203
†	Ancestry.com	4,600	81,052
†	Blue Nile	2,813	132,436
†	Drugstore.Com	21,400	65,912
	Gaiam Class A	4,938	29,974
†	HSN	9,400	225,601
	NutriSystem	6,900	158,286
†	Orbitz Worldwide	9,977	38,012
†	Overstock.com	3,233	58,420
	PetMed Express	5,834	103,845
†	QuinStreet	2,300	26,473
†	ReachLocal	1,900	24,643
†	Shutterfly	6,366	152,529
†	Stamps.com	2,281	23,380
†	Vitacost.com	3,000	26,970

			1,155,736

	Internet Software & Services–2.19%
†	Archipelago Learning	1,500	17,145
†	Ariba	21,477	342,129
†	Art Technology Group	34,319	117,371
†	comScore	4,839	79,698
†	Constant Contact	5,954	126,999
†	DealerTrack Holdings	8,680	142,786
†	Dice Holdings	2,549	17,639
†	Digital River	8,665	207,180
†	DivX	8,891	68,105
	EarthLink	25,633	204,039
†	GSI Commerce	14,498	417,542
†	infospace	8,269	62,183
†	Internap Network Services	13,089	54,581
†	Internet Brands Class A	6,286	64,934
†	Internet Capital Group	8,873	67,435
†	j2 Global Communications	10,664	232,902
	Keynote Systems	3,430	30,939
†	KIT Digital	5,000	44,100
†	Knot	6,166	47,971
†	Limelight Networks	8,577	37,653
†	Liquidity Services	4,000	51,840
†	LivePerson	9,800	67,228
†	Local.com	4,300	29,412
†	LoopNet	4,515	55,670
	Marchex Class B	3,808	14,661
†	Move	33,657	68,997
	NIC	11,068	70,946
†	OpenTable	3,700	153,439

LVIP SSgA Small-Cap Index Fund–14

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Internet Software & Services (continued)

†	Openwave Systems	19,500	$39,585
†	Perficient	6,893	61,417
†	Rackspace Hosting	22,600	414,484
†	RealNetworks	17,654	58,258
†	S1	12,740	76,567
†	Saba Software	7,200	37,080
†	SAVVIS	8,498	125,346
†	SolarWinds	8,300	133,132
†	SonicWALL	12,520	147,110
†	support.com	13,400	55,744
†	TechTarget	2,522	13,568
†	Terremark Worldwide	14,590	113,948
†	Travelzoo	1,800	22,284
	United Online	19,345	111,427
†	ValueClick	18,816	201,143
	VirnetX Holding	8,200	48,544
†	Vocus	4,068	62,159
†	Websense	10,047	189,888
†	Zix	15,200	34,352

			4,841,560

	IT Services–2.03%
†	Acxiom	15,500	227,695
†	CACI International Class A	6,977	296,383
	Cass Information Systems	1,874	64,185
†	CGS Systems International	7,877	144,385
†	CIBER	15,621	43,270
†	Computer Task Group	4,400	28,424
†	CyberSource	16,464	420,326
†	Euronet Worldwide	11,822	151,203
†	ExlService Holdings	4,042	69,401
†	Forrester Research	3,854	116,622
†	Fortinet	9,400	154,536
†	Global Cash Access Holdings	12,197	87,940
†	Hackett Group	7,100	19,951
	Heartland Payment Systems	9,151	135,801
	iGate	5,535	70,959
	infoGROUP	8,466	67,559
†	Integral Systems	3,488	22,149
†	Lionbridge Technologies	14,400	65,808
†	Mantech International Class A	4,929	209,828
	MAXIMUS	4,179	241,839
†	MoneyGram International	20,400	49,980
†	NCI Class A	1,600	36,128
†	Online Resources	4,279	17,758
†	RightNow Technologies	5,008	78,576
†	Safeguard Scientifics	4,758	50,244
	Sapient	24,170	245,084
†	SRA International Class A	10,224	201,106
	Syntel	3,176	107,825
†	TeleTech Holdings	7,954	102,527
†	Tier Technologies	4,800	29,184
†	TNS	5,554	96,862
†	Unisys	9,660	178,613
†	VeriFone Holdings	19,900	376,707
†	Virtusa	2,156	20,115
†	Wright Express	9,039	268,458

			4,497,431

	Leisure Equipment & Products–0.77%
†	Artic Cat	3,300	30,063
	Brunswick	20,700	257,301
	Callaway Golf	15,845	95,704
†	Eastman Kodak	61,200	265,608
†	JAKKS Pacific	6,480	93,182
†	LeapFrog Enterprises	9,381	37,712
†	Marine Products	1,434	8,116
†	MarineMax	5,600	38,864
	Polaris Industries	7,341	400,965
	Pool	11,600	254,272
†	RC2	4,727	76,152
†	Smith & Wesson Holding	14,464	59,158
†	Steinway Musical Instruments	1,292	22,985
	Sturm Ruger	4,300	61,619

			1,701,701

	Life Sciences Tools & Services–1.07%
†	Accelrys	7,000	45,150
†	Affymetrix	16,145	95,256
†	Albany Molecular Research	4,115	21,275
†	AMAG Pharmaceuticals	4,619	158,663
†	BioTime	5,600	34,496
†	Bruker	17,062	207,474
†	Caliper Life Sciences	11,500	49,105
†	Cambrex	4,818	15,177
†	Celldex Therapeutics	5,800	26,448
†	Clinical Data	3,000	37,320
†	Dionex	4,167	310,274
†	Enzo Biochem	7,599	30,928
†	eResearch Technology	9,721	76,601
†	Exelixis	23,502	81,552
†	Heartware International	2,200	154,154
†	Kendle International	3,692	42,532
†	Luminex	9,615	155,955
†	MAKO Surgical	6,200	77,190
†	Medivation	6,576	58,132
†	Nektar Therapeutics	21,707	262,655
†	Omeros	5,800	43,036
†	Parexel International	13,092	283,834
†	Pure Bioscience	9,600	22,944
†	Sequenom	14,500	85,695

			2,375,846

	Machinery–2.75%
†	3D Systems	3,720	46,686
	Actuant Class A	16,133	303,784

LVIP SSgA Small-Cap Index Fund–15

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Machinery (continued)

	Alamo Group	1,700	$36,890
	Albany International	6,180	100,054
†	Altra Holdings	6,671	86,856
†	American Railcar Industries	2,586	31,239
	Ampco-Pittsburgh	2,170	45,201
†	Astec Industries	4,595	127,419
	Badger Meter	3,675	142,186
	Barnes Group	10,743	176,078
†	Blount International	11,417	117,253
	Briggs & Stratton	11,884	202,266
	Cascade	2,025	72,110
†	Chart Industries	6,444	100,398
	CIRCOR International	4,001	102,346
	CLARCOR	11,657	414,058
†	Colfax	5,700	59,337
†	Columbus McKinnon	4,984	69,626
†	Commercial Vehicle Group	6,000	61,260
†	Douglas Dynamics	3,000	34,500
	Dynamic Materials	3,459	55,482
†	EnPro Industries	4,626	130,222
	ESCO Technologies	6,359	163,744
	Federal Signal	16,299	98,446
†	Flow International	11,483	27,100
†	Force Protection	17,645	72,345
	FreightCar America	2,950	66,729
	Gorman-Rupp	3,566	89,328
	Graham	2,700	40,473
†	Greenbrier Companies	5,938	66,506
†	Hawk	1,700	43,265
	John Bean Technologies	6,000	91,500
†	Kadant	2,541	44,264
	Kaydon	7,518	247,041
†	LB Foster Class A	2,157	55,909
	Lindsay	2,899	91,869
†	Lydall	4,500	34,380
	Met-Pro	3,700	39,812
†	Middleby	3,715	197,601
	Miller Industries	3,000	40,410
	Mueller Industries	8,371	205,927
	Mueller Water Products Class A	35,134	130,347
	NACCO Industries Class A	1,223	108,553
	Nordson	7,748	434,509
†	North American Galvanizing & Coating	3,700	28,379
	Omega Flex	497	7,246
†	PMFG	3,400	51,510
	Portec Rail Products	2,100	23,898
†	RBC Bearings	4,957	143,703
	Robbins & Myers	6,126	133,179
†	Sauer-Danfoss	3,432	41,939
	Sun Hydraulics	3,017	70,779
†	Tecumseh Products Class A	4,764	52,976
	Tennant	4,379	148,098
†	Thermadyne Holdings	2,400	25,944
	Titan International	7,455	74,326
†	Titan Machinery	2,955	38,799
†	Trimas	3,584	40,535
	Twin Disc	1,244	14,132
†	Wabash National	14,100	100,251
	Watts Water Technologies Class A	6,684	191,563

			6,092,566

	Marine–0.17%
†	American Commercial Lines	2,234	50,287
†	Baltic Trading	4,100	46,617
†	Eagle Bulk Shipping	14,949	63,085
†	Excel Maritime Carriers	10,100	51,712
†	Genco Shipping & Trading	5,966	89,430
	Horizon Lines	6,464	27,343
	International Shipholding	1,500	33,195
†	Ultrapetrol (Bahamas)	4,077	17,735

			379,404

	Media–1.51%
	Arbitron	6,059	155,292
†	Ascent Media	3,100	78,306
†	Ballantyne Strong	3,800	27,512
†	Belo Class A	20,493	116,605
†	Belo (A.H.) Class A	4,800	31,872
†	Cambium Learning Group	6,700	24,120
†	Carmike Cinemas	3,200	19,392
	Cinemark Holdings	13,419	176,460
†	CKX	12,496	62,355
†	Crown Media Holdings Class A	2,096	3,689
†	Cumulus Media Class A	6,200	16,554
†	Dex One	11,700	222,300
†	Dolan Media	6,459	71,824
†	Entercom Communications Class A	5,900	52,038
†	Entravision Communications Class A	12,900	27,219
†	EW Scripps	7,000	52,150
†	Fisher Communications	941	15,846
†	Global Sources	5,980	46,883
†	Gray Television	12,800	30,848
	Harte-Hanks	8,100	84,645
†	Journal Communications Class A	10,538	41,836
†	Knology	6,767	73,963
†	Lee Enterprises	11,900	30,583
†	Lin TV Class A	6,984	37,783
†	Lions Gate Entertainment	16,300	113,774
†	Live Nation	31,691	331,172
†	Lodgenet Entertainment	5,900	21,889
†	Martha Stewart Living Omnimedia Class A	6,454	31,754
†	McClatchy Class A	14,700	53,508
†	Media General Class A	5,500	53,680
†	Mediacom Communications Class A	10,035	67,435
	National CineMedia	10,247	170,715

LVIP SSgA Small-Cap Index Fund–16

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Media (continued)

†	Outdoor Channel Holdings	3,100	$14,477
†	Playboy Enterprises Class B	3,957	16,619
	Primedia	6,160	18,049
†	RCN	7,831	115,977
†	Rentrak	2,200	53,526
	Scholastic	7,154	172,554
†	Sinclair Broadcasting Group Class A	10,838	63,186
†	SuperMedia	3,100	56,699
†	Valassis Communications	11,286	357,993
	Value Line	130	2,358
†	Warner Music Group	11,200	54,432
	World Wrestling Entertainment Class A	5,254	81,752

			3,351,624

	Metals & Mining–1.48%
†	Allied Nevada Gold	14,800	291,264
†	AM Castle	3,401	47,240
	AMCOL International	5,327	125,185
†	Brush Engineered Materials	4,600	91,908
†	Capital Gold	12,400	49,600
†	Century Aluminum	13,600	120,088
†	Coeur d’Alene Mines	21,148	333,716
†	General Moly	15,025	46,277
†	Globe Specialty Metals	14,500	149,785
†	Golden Star Resources	60,400	264,552
	Haynes International	2,785	85,862
†	Hecla Mining	55,570	290,075
†	Horsehead Holding	9,231	69,786
†	Jaguar Mining	19,800	174,834
	Kaiser Aluminum	3,800	131,746
†	Metals USA Holdings	2,900	43,355
†	Noranda Aluminium Holding	3,200	20,576
	Olympic Steel	1,951	44,814
†	RTI International Metals	6,894	166,214
†	Stillwater Mining	9,481	110,169
†	Thompson Creek Metals	32,600	282,968
†	U.S. Gold	18,500	92,685
†	Universal Stainless & Alloy	2,074	33,163
†	Uranium Energy	10,400	24,544
	Worthington Industries	14,307	183,988

			3,274,394

	Multiline Retail–0.38%
†	99 Cents Only Stores	11,034	163,303
†	Bon-Ton Stores	3,100	30,225
	Dillard Class A	10,700	230,050
	Fred’s Class A	9,893	109,417
†	Retail Ventures	6,071	47,475
†	Saks	31,700	240,603
†	Tuesday Morning	6,218	24,810

			845,883

	Multi-Utilities & Unregulated Power–0.50%
	Avista	12,617	246,410
	Black Hills	9,133	260,016
	CH Energy Group	3,857	151,349
	NorthWestern	8,566	224,429
	PNM Resources	19,733	220,615

			1,102,819

	Oil, Gas & Consumable Fuels–3.61%
†	Abraxas Petroleum	17,100	47,880
	Alon USA Energy	2,540	16,154
†	American Oil & Gas	12,200	76,616
	Apco Oil & Gas International	2,244	52,756
†	Approach Resources	2,654	18,260
†	Arena Resources	9,022	287,802
†	ATP Oil & Gas	9,067	96,020
	Berry Petroleum Class A	11,861	305,065
†	Bill Barrett	10,691	328,962
†	BPZ Resources	22,521	93,462
†	Brigham Exploration	27,152	417,598
†	Callon Petroleum	7,300	45,990
†	CAMAC Energy	12,100	45,133
†	Carrizo Oil & Gas	7,097	110,216
†	Cheniere Energy	15,100	42,582
†	Clayton Williams Energy	1,566	65,960
†	Clean Energy Fuels	9,237	138,001
†	Cloud Peak Energy	7,000	92,820
†	Contango Oil & Gas	2,831	126,687
†	Crosstex Energy	9,697	62,158
†	CVR Energy	5,342	40,172
	Delek US Holdings	3,567	26,039
†	Delta Petroleum	38,916	33,468
	DHT Maritime	10,926	42,065
†	Endeavor International	32,100	34,026
†	Energy Partners	7,000	85,470
†	Energy XXI Bermuda	11,900	187,782
†	Evolution Petroleum	4,200	21,042
†	FX Energy	9,583	34,690
†	Gastar Exploration	11,100	40,071
	General Maritime	11,855	71,604
†	GeoResources	2,300	32,039
†	GMX Resources	6,560	42,574
	Golar LNG	8,237	81,299
†	Goodrich Petroleum	5,128	61,536
†	Green Plains Renewab	2,500	25,550
†	Gulfport Energy	6,414	76,070
†	Harvest Natural Resources	8,596	63,353
†	Helix Energy Solutions Group	24,400	262,788
	Houston America Energy	4,500	44,370
†	International Coal Group	27,553	106,079
†	Isramco	300	14,154
†	James River Coal	6,100	97,112
	Knightsbridge Tankers	4,151	73,016
†	Kodiak Oil & Gas	28,700	91,553

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Oil, Gas & Consumable Fuels (continued)

†	L&L Energy	4,300	$36,980
†	Magnum Hunter Resources	12,100	52,756
†	McMoRan Exploration	18,352	203,891
†	Miller Petroleum	4,900	28,224
	Nordic American Tanker Shipping	11,018	309,496
†	Northern Oil & Gas	9,500	121,980
	Overseas Shipholding Group	6,000	222,240
	Panhandle Oil & Gas Class A	1,800	47,574
†	Patriot Coal	17,300	203,275
	Penn Virginia	10,985	220,908
†	Petroleum Development	4,720	120,926
†	Petroquest Energy	12,292	83,094
†	Pinnacle Airlines	5,100	27,744
†	Ram Energy Resources	14,800	30,636
†	Rentech	54,200	53,658
†	Resolute Energy	9,100	111,384
†	Rex Energy	7,093	71,639
†	Rosetta Resources	11,909	235,917
†	Scorpio Tankers	3,400	38,930
	Ship Finance International	10,324	184,593
†	Stone Energy	10,206	113,899
†	Swift Energy	8,864	238,530
†	Syntroleum	15,200	24,928
	Teekay Tankers Class A	6,637	73,870
†	TransAtlantic Petroleum	35,200	111,584
†	US Energy (Wyoming)	7,000	33,250
†	USEC	26,852	127,816
†	Vaalco Energy	13,292	74,435
†	Vantage Drilling	21,600	29,160
†	Venoco	4,376	72,073
	W&T Offshore	7,500	70,950
†	Warren Resources	18,192	52,757
†	Western Refining	10,200	51,306
	World Fuel Services	13,758	356,883

			7,995,330

	Paper & Forest Products–0.51%
†	Buckeye Technologies	9,123	90,774
†	Cellu Tissue Holdings	1,600	12,432
†	Clearwater Paper	2,518	137,886
	Deltic Timber	2,529	105,712
	Glatfelter	10,083	109,401
†	Kapstone Paper & Packaging	7,700	85,778
†	Louisiana-Pacific	30,800	206,051
	Neenah Paper	3,732	68,296
	Schweitzer-Mauduit International	3,988	201,195
†	Wausau Paper	12,903	87,353
†	Xerium Technologies	2,100	29,652

			1,134,530

	Personal Products–0.27%
†	Elizabeth Arden	5,623	81,646
	Female Health	4,900	25,431
	Inter Parfums	3,936	56,002
	Nu Skin Enterprises Class A	11,595	289,063
†	Prestige Brands Holdings	7,653	54,183
†	Revlon	2,800	31,248
	Schiff Nutrition International	2,500	17,800
†	USANA Health Sciences	1,252	45,736

			601,109

	Pharmaceuticals–1.55%
†	Acura Pharmaceuticals	2,300	5,773
†	Akorn	13,578	40,327
†	Alexza Pharmaceuticals	10,500	28,560
†	Aoxing Pharmaceutical	5,600	18,256
†	Ardea Biosciences	3,300	67,848
†	Auxilium Pharmaceuticals	9,744	228,984
†	AVANIR Pharmaceuticals	14,100	36,237
†	Biodel	1,970	7,447
†	BioMimetic Therapeutics	3,990	44,369
†	Biospecifics Technologies	1,100	21,868
†	Cadence Pharmaceuticals	5,632	39,480
†	Caraco Pharmaceutical Laboratories	1,637	7,727
†	Corcept Therapeutics	7,200	22,464
†	Cumberland Pharmaceuticals	2,300	14,766
†	Cypress Bioscience	7,903	18,177
†	Depomed	12,300	34,440
†	DURECT	17,760	43,157
†	Dynavax Technologies	18,900	35,154
†	Eurand	4,700	45,543
†	Furiex Pharmaceuticals	2,500	25,400
†	Hi-Tech Pharmacal	2,200	50,402
†	Impax Laboratories	14,400	274,464
†	Infinity Pharmaceuticals	5,200	30,732
†	Inspire Pharmaceuticals	14,700	73,353
†	Ironwood Pharmaceuticals	4,400	52,448
†	Javelin Pharmaceuticals	10,358	22,788
†	Jazz Pharmaceuticals	4,000	31,320
†	Lannett	3,200	14,624
†	MAP Pharmaceuticals	2,800	36,736
†	Medicines	13,297	101,190
	Medicis Pharmaceutical Class A	13,430	293,848
†	NeurogesX	3,200	21,216
†	Obagi Medical Products	4,927	58,237
†	Optimer Pharmaceuticals	7,400	68,598
†	Pain Therapeutics	7,812	43,435
†	PAR Pharmaceuticals	8,414	218,427
†	POZEN	5,106	35,793
†	Questcor Pharmaceuticals	13,600	138,856
†	Salix Pharmaceuticals	12,918	504,189
†	Santarus	12,100	30,008
†	Somaxon Pharmaceuticals	7,500	27,000
†	Spectrum Pharmaceuticals	12,000	47,040
†	Sucampo Pharmaceuticals Class A	1,300	4,589
†	SuperGen	14,500	29,290

LVIP SSgA Small-Cap Index Fund–18

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Pharmaceuticals (continued)

†	ViroPharma	17,578	$197,049
†	Vivus	17,695	169,872
†	XenoPort	6,944	68,121

			3,429,602

	Real Estate Investment Trusts–6.98%
	Acadia Realty Trust	8,861	149,042
	Agree Realty	1,737	40,507
	Alexander’s	477	144,493
	American Campus Communities	12,297	335,585
	American Capital Agency	7,700	203,434
	Anworth Mortgage Asset	27,290	194,305
	Apollo Commercial Real Estate	2,500	41,150
	Arlington Asset Investment Class A	1,800	33,894
†	Ashford Hospitality Trust	9,881	72,428
	Associated Estates Realty	6,434	83,320
	BioMed Realty Trust	26,542	427,061
	CapLease	12,268	56,555
	Capstead Mortgage	15,300	169,218
	CBL & Associates Properties	32,000	398,080
	Cedar Shopping Centers	10,980	66,100
†	Chatham Lodging Trust	2,200	39,314
†	Chesapeake Lodging Trust	1,700	26,894
	Cogdell Spencer	9,700	65,572
	Colonial Properties Trust	17,000	247,010
	Colony Financial	3,400	57,460
	Cousins Properties	22,084	148,846
	CreXus Investment	3,300	41,019
	Cypress Sharpridge Investments	3,400	43,044
	DCT Industrial Trust	48,761	220,400
	DiamondRock Hospitality	36,088	296,643
	DuPont Fabros Technology	9,914	243,488
	Dynex Capital	3,300	30,459
	EastGroup Properties	6,040	214,903
	Education Realty Trust	13,361	80,567
	Entertainment Properties Trust	10,601	403,580
	Equity Lifestyle Properties	5,768	278,191
	Equity One	7,778	121,337
†	Excel Trust	3,800	45,600
	Extra Space Storage	20,678	287,424
†	FelCor Lodging Trust	15,478	77,235
†	First Industrial Realty Trust	12,673	61,084
	First Potomac Realty Trust	8,687	124,832
	Franklin Street Properties	16,339	192,964
	Getty Realty	4,759	106,649
	Gladstone Commercial	2,000	32,680
	Glimcher Realty Trust	13,817	82,626
	Government Properties Income Trust	5,047	128,799
	Hatteras Financial	8,300	230,906
	Healthcare Realty Trust	14,922	327,836
	Hersha Hospitality Trust	27,690	125,159
	Highwoods Properties	16,542	459,206
	Home Properties	9,194	414,374
	Inland Real Estate	16,149	127,900
	Invesco Mortgage Capital	5,900	118,059
	Investors Real Estate Trust	16,495	145,651
†	iStar Financial	22,100	98,566
	Kilroy Realty	12,200	362,706
	Kite Realty Group Trust	9,866	41,240
	LaSalle Hotel Properties	16,261	334,489
	Lexington Reality Trust	24,191	145,388
	LTC Properties	5,116	124,165
	Medical Properties Trust	25,921	244,694
	MFA Mortgage Investments	66,121	489,295
	Mid-America Apartment Communities	7,208	370,996
	Mission West Properties	2,890	19,710
	Monmouth Real Estate Investment Class A	6,000	44,340
†	MPG Office Trust	12,400	36,332
	National Health Investors	6,161	237,568
	National Retail Properties	19,854	425,670
†	Newcastle Investment	15,700	42,076
	NorthStar Realty Finance	16,093	42,968
	Omega Healthcare Investors	20,975	418,032
	One Liberty Properties	2,200	32,802
	Parkway Properties	4,662	67,925
†	Pebblebrook Hotel Trust	4,300	81,055
	Pennsylvania Real Estate Investment Trust	13,023	159,141
†	Pennymac Mortgage Investment Trust	3,004	47,764
	Post Properties	11,008	250,212
	Potlatch	9,463	338,113
	PS Business Parks	4,282	238,850
†	RAIT Investment Trust	17,195	32,155
	Ramco-Gershenson Properties Trust	8,459	85,436
	Redwood Trust	18,660	273,182
	Resource Capital	7,793	44,264
	Saul Centers	1,503	61,067
	Sovran Self Storage	6,331	217,976
	Starwood Property Trust	11,071	187,653
†	Strategic Hotel & Resorts	34,605	151,916
	Sun Communities	4,026	104,515
†	Sunstone Hotel Investors	22,453	222,958
	Tanger Factory Outlet Centers	9,540	394,765
	Two Harbors Investment	6,500	53,625
	UMH Properties	2,700	27,189
	Universal Health Realty Income Trust	2,408	77,369
	Urstadt Biddle Properties Class A	5,442	87,779
	U-Store-It Trust	22,106	164,911
	Walter Investment Management	5,400	88,290
	Washington Real Estate Investment Trust	13,604	375,334
	Winthrop Realty Trust	3,098	39,685

			15,447,049

LVIP SSgA Small-Cap Index Fund–19

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Real Estate Management & Development–0.25%
†	Avatar Holdings	2,177	$41,755
	Consolidated-Tomoka Land	1,592	45,372
†	Forestar Group	8,300	149,068
†	HFF Class A	5,000	35,350
†	Kennedy-Wilson Holdings	5,200	52,520
	Retail Opportunity Investments	10,100	97,465
†	Tejon Ranch	3,032	69,970
†	Terreno Realty	2,000	35,420
	Thomas Properties Group	9,300	30,783

			557,703

	Road & Rail–1.08%
†	Amerco	2,169	119,403
	Arkansas Best	6,155	127,716
†	Avis Budget Group	24,000	235,680
†	Celadon Group	5,177	73,203
†	Dollar Thrifty Automotive Group	6,440	274,408
†	Genesee & Wyoming Class A	8,735	325,904
	Heartland Express	11,548	167,677
	Knight Transportation	13,522	273,685
†	Marten Transport	3,889	80,813
†	Old Dominion Freight Line	6,636	233,189
†	PAM Transportation Services	1,800	27,054
†	Patriot Transportation Holding	258	20,875
†	RailAmerica	5,200	51,584
†	Roadrunner Transportation Systems	2,800	39,788
†	Saia	4,449	66,735
†	Universal Truckload Services	1,205	16,786
†	USA Truck	2,200	35,464
	Werner Enterprises	10,143	222,030

			2,391,994

	Semiconductors & Semiconductor Equipment–3.71%
†	Actel	5,949	76,266
†	Advanced Analogic Technology	7,789	24,847
†	Advanced Energy Industries	7,560	92,912
†	Alpha & Omega Semiconductor	2,000	27,620
†	Amkor Technology	25,305	139,431
†	Anadigics	13,720	59,819
†	Applied Micro Circuits	16,166	169,420
†	ATMI	7,301	106,887
†	Axcelis Technologies	26,300	40,765
†	AXT	8,100	36,531
†	Brooks Automation	15,874	122,706
†	Cabot Microelectronics	5,644	195,226
†	Cavium Networks	10,397	272,297
†	Ceva	4,900	61,740
†	Cirrus Logic	14,906	235,664
	Cohu	5,778	70,087
†	Conexant Systems	20,600	46,144
†	Cymer	7,237	217,399
†	Diodes	7,648	121,374
†	DSP Group	3,978	25,419
†	Entegris	29,688	117,861
†	Entropic Communications	12,612	79,960
†	Exar	7,513	52,065
†	FEI	9,197	181,273
†	FormFactor	12,519	135,205
†	FSI International	8,400	35,196
†	GSI Technology	5,900	33,748
†	GT Solar International	15,200	85,120
†	Hittite Microwave	6,369	284,949
†	Integrated Device Technology	38,200	189,090
†	Integrated Silicon Solution	6,400	48,256
†	IXYS	4,755	42,034
†	Kopin	15,400	52,206
†	Kulicke & Soffa Industries	15,833	111,148
†	Lattice Semiconductor	28,094	121,928
†	LTX-Credence	35,200	99,616
†	Mattson Technology	12,600	47,754
†	MaxLinear Class A	2,000	27,960
	Micrel	10,539	107,287
†	Microsemi	18,465	270,143
†	Microtune	9,022	19,217
†	Mindspeed Technologies	7,900	59,171
†	MIPS Technologies	10,138	51,805
†	MKS Instruments	12,012	224,865
†	Monolithic Power Systems	8,214	146,702
†	MoSys	7,200	31,824
†	Nanometrics	4,500	45,405
†	Netlogic Microsystems	14,616	397,556
†	NVE	1,100	47,883
†	OmniVision Technologies	11,468	245,875
†	PDF Solutions	6,100	29,280
†	Pericom Semiconductor	6,001	57,610
†	Photronics	13,572	61,345
†	PLX Technology	8,008	33,554
	Power Integrations	5,700	183,512
†	Power-One	14,010	94,568
†	RF Micro Devices	60,357	235,996
†	Rubicon Technology	3,101	92,379
†	Rudolph Technologies	7,512	56,716
†	Semtech	14,452	236,579
†	Sigma Designs	7,191	71,982
†	Silicon Image	16,375	57,476
†	Spansion Class A	3,300	53,823
†	SRS Labs	3,600	32,940
†	Standard Microsystems	5,230	121,754
†	Supertex	2,391	58,962
†	Tessera Technologies	11,555	185,458
†	Trident Microsystems	9,989	14,184
†	TriQuint Semiconductor	34,949	213,538
†	Ultra Clean Holdings	5,500	46,860
†	Ultratech	6,202	100,907
†	Veeco Instruments	9,350	320,518
†	Virage Logic	5,300	63,017

LVIP SSgA Small-Cap Index Fund–20

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Semiconductors & Semiconductor Equipment (continued)

†	Volterra Semiconductor	5,804	$133,840
†	Zoran	11,886	113,392

			8,205,846

	Software–3.87%
†	ACI Worldwide	7,916	154,125
†	Actuate	11,129	49,524
†	Advent Software	3,558	167,084
	American Software Class A	3,400	15,708
†	ArcSight	5,844	130,847
†	Aspen Technology	14,700	160,083
	Blackbaud	9,976	217,178
†	Blackboard	7,595	283,521
†	Bottomline Technologies	6,777	88,304
†	CDC Class A	24,700	51,376
†	Commvault Systems	9,367	210,758
†	Concur Technologies	9,228	393,851
†	Deltek	4,988	41,600
†	DemandTec	4,100	27,675
†	Digimarc	1,800	33,750
†	Double-Take Software	4,581	48,055
†	DynaVox Class A	2,400	38,424
†	Ebix	5,800	90,944
†	Epicor Software	10,641	85,022
	EPIQ Systems	7,057	91,247
†	ePlus	1,200	21,000
	Fair Isaac	11,500	250,585
†	FalconStor Software	5,936	15,671
†	Global Defense Technology & System	1,400	17,878
†	Guidance Software	5,300	27,666
	Henry (Jack) & Associates	20,232	483,139
†	Interactive Intelligence	2,519	41,387
†	JDA Software Group	9,828	216,019
†	Kenexa	5,469	65,628
†	Lawson Software	33,164	242,097
†	Magma Design Automation	13,400	38,056
†	Manhattan Associates	5,374	148,054
†	Medidata Solutions	4,600	71,254
†	Mentor Graphics	24,234	214,471
†	MicroStrategy	2,077	155,962
†	Monotype Imaging Holdings	5,602	50,474
†	Netscout Systems	7,400	105,228
†	NetSuite	3,970	50,181
	Opnet Technologies	3,300	48,477
†	Parametric Technology	27,114	424,875
	Pegasystems	4,124	132,422
†	Progress Software	9,629	289,159
†	PROS Holdings	3,284	21,346
@	QAD	2,168	8,954
	Quality Systems	4,471	259,273
†	Quest Software	14,494	261,472
†	Radiant Systems	6,539	94,554
	Renaissance Learning	3,010	44,217
†	Rosetta Stone	2,600	59,696
†	Smith Micro Software	8,135	77,364
†	Sonic Solutions	6,400	53,440
†	Sourcefire	6,575	124,925
†	SS&C Technologies Holdings	3,100	49,693
†	SuccessFactors	14,713	305,883
†	Symyx Technologies	7,858	39,369
†	Synchronoss Technologies	4,639	88,002
†	Take-Two Interactive Software	16,704	150,336
†	Taleo Class A	9,415	228,690
†	Telecommunication Systems Class A	11,800	48,852
†	THQ	15,025	64,908
†	TIBCO Software	39,027	470,665
†	TiVo	25,736	189,932
†	Tyler Technologies	6,796	105,474
†	Ultimate Software Group	5,903	193,973
†	Unica	3,044	29,162
†	Vasco Data Security International	6,483	40,000
†	Wave Systems	19,800	64,152

			8,563,091

	Specialty Retail–3.23%
†	America’s Car-Mart	2,100	47,523
†	AnnTaylor Stores	14,100	229,407
†	Asbury Automotive Group	7,013	73,917
	Barnes & Noble	9,200	118,680
	Bebe Stores	6,269	40,122
	Big 5 Sporting Goods	4,521	59,406
	Books-A-Million	700	4,214
†	Borders Group	10,579	14,070
	Brown Shoe	9,384	142,449
	Buckle	6,082	197,178
†	Build-A-Bear Workshop	4,589	31,113
†	Cabela’s	8,787	124,248
†	Casual Male Retail Group	10,900	37,278
	Cato Class A	6,279	138,264
†	Charming Shoppes	25,543	95,786
†	Children’s Place Retail Stores	6,442	283,577
	Christopher & Banks	8,154	50,473
†	Citi Trends	3,536	116,476
†	Coldwater Creek	12,500	42,000
†	Collective Brands	14,983	236,731
†	Conn’s	1,902	11,184
†	Destination Maternity	1,100	27,830
†	Dress Barn	14,354	341,770
†	DSW Class A	2,865	64,348
†	Express	4,000	65,480
	Finish Line Class A	11,986	166,965
†	Genesco	5,562	146,336
†	Group 1 Automotive	5,338	125,603
†	Gymboree	6,879	293,802
	Haverty Furniture	3,720	45,719
†	hhgregg	3,140	73,225

LVIP SSgA Small-Cap Index Fund–21

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Specialty Retail (continued)

†	Hibbett Sports	6,522	$156,267
	HOT Topic	10,467	53,172
†	Jo-Ann Stores	6,293	236,050
†	Jos. A. Bank Clothiers	4,396	237,340
†	Kirkland’s	4,500	75,938
	Lithia Motors	4,100	25,338
†	Lumber Liquidators	5,300	123,649
	Men’s Wearhouse	12,508	229,647
†	Midas	3,131	24,015
	Monro Muffler	4,715	186,384
†	New York	4,443	10,174
†	OfficeMax	19,800	258,588
†	Pacific Sunwear of California	14,863	47,562
†	Penske Automotive Group	10,500	119,280
	PEP Boys-Manny Moe & Jack	11,774	104,318
†	Pier 1 Imports	24,680	158,199
†	Rent-A-Center	15,472	313,463
†	Rex Stores	1,600	25,600
†	Sally Beauty Holdings	22,639	185,640
†	Select Comfort	13,000	113,750
†	Shoe Carnival	2,431	49,860
†	Sonic Automotive Class A	9,190	78,666
	Sport Supply Group	2,800	37,688
	Stage Stores	9,337	99,719
†	Stein Mart	6,002	37,392
†	Systemax	2,797	42,151
†	Talbots	16,510	170,218
†	Ulta Salon Cosmetics & Fragrance	7,426	175,699
†	Vitamin Shoppe	3,800	97,470
†	West Marine	3,500	38,080
†	Wet Seal Class A	20,696	75,540
	Winmark Corp	700	23,429
†	Zumiez	5,198	83,740

			7,139,200

	Textiles, Apparel & Luxury Goods–2.08%
†	American Apparel	7,100	12,993
	Barry (R.G.)	2,300	25,369
†	Carter’s	13,852	363,615
	Cherokee	1,520	25,992
	Columbia Sportswear	2,829	132,029
†	CROCS	20,500	216,890
†	Culp	2,400	26,304
†	Deckers Outdoor	3,032	433,183
†	Delta Apparel	1,700	24,820
†	G-III Apparel Group	3,517	80,504
†	Iconix Brand Group	16,255	233,584
†	Joe’s Jeans	11,800	23,364
	Jones Apparel Group	19,500	309,075
†	Kenneth Cole Productions Class A	1,306	14,379
†	K-Swiss Class A	7,085	79,565
	Lacrosse Footwear	1,300	21,892
†	Liz Claiborne	24,400	102,968
†	Madden (Steven)	6,020	189,750
†	Maidenform Brands	5,429	110,534
†	Movado Group	3,650	38,982
	Oxford Industries	3,410	71,371
†	Perry Ellis International	2,662	53,772
†	Quiksilver	28,354	104,910
†	RUE21	3,500	106,190
†	Skechers U.S.A. Class A	7,810	285,221
†	Timberland Class A	9,093	146,852
†	True Religion Apparel	6,180	136,393
†	Under Armour Class A	8,241	273,024
†	Unifi	8,500	32,470
	UniFirst	3,274	144,121
†	Volcom	3,901	72,442
†	Warnaco Group	10,686	386,193
	Weyco Group	1,220	27,792
	Wolverine World Wide	11,529	290,761

			4,597,304

	Thrift & Mortgage Finance–1.58%
	Abington Bancorp	4,839	42,196
	Astoria Financial	20,200	277,952
	Bank Mutual	11,383	64,655
	BankFinancial	4,048	33,639
†	Beneficial Mutual Bancorp	6,984	69,002
	Berkshire Hills Bancorp	3,290	64,089
†	BofI Holding	1,900	26,828
	Brookline Bancorp	13,689	121,558
	Clifton Savings Bancorp	2,441	21,115
	Danvers Bancorp	5,300	76,585
	Dime Community Bancshares	6,252	77,087
†	Doral Financial	490	1,196
	ESB Financial	2,100	27,405
	Essa Bancorp	3,400	41,854
	Federal Agricultural Mortgage Class C	2,500	35,075
	First Financial Holdings	4,040	46,258
†	Flagstar Bancorp	11,907	37,388
	Flushing Financial	6,959	85,109
†	Fox Chase Bancorp	1,711	16,372
†	Home Bancorp	2,100	27,111
	Home Federal Bancorp	3,800	47,994
	Kearny Financial	4,477	41,009
†	Meridian Interstate Bancorp	2,100	22,890
†	MGIC Investment	46,800	322,451
	NASB Financial	614	9,302
	NewAlliance Bancshares	24,152	270,744
	OceanFirst Financial	2,500	30,175
†	Ocwen Financial	17,479	178,111
	Oritani Financial	12,761	127,610
†	PMI Group	32,700	94,503
	Provident Financial Services	14,581	170,452
	Provident New York Bancorp	8,946	79,172
	Radian Group	30,500	220,820

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Thrift & Mortgage Finance (continued)

	Rockville Financial	1,279	$15,233
	Roma Financial	1,435	15,584
	Territorial Bancorp	3,100	58,745
	Trustco Bank	17,775	99,540
	United Financial Bancorp	3,700	50,505
	ViewPoint Financial	1,803	24,972
†	Waterstone Financial	1,430	4,876
	Webster Financial	16,400	294,216
	Westfield Financial	8,292	69,072
	WSFS Financial	1,835	65,932

			3,506,382

	Tobacco–0.22%
†	Alliance One International	20,571	73,233
†	Star Scientific	16,800	27,552
	Universal	5,630	223,398
	Vector Group	9,638	162,111

			486,294

	Trading Companies & Distributors–0.79%
	Aceto	5,400	30,942
	Aircastle	10,700	83,995
	Applied Industrial Technologies	9,609	243,300
†	Beacon Roofing Supply	10,748	193,679
†	BlueLinx Holdings	4,100	10,783
†	DXP Enterprises	1,400	21,910
†	H&E Equipment Services	6,235	46,700
	Houston Wire & Cable	3,875	42,044
†	Interline Brands	7,496	129,606
	Kaman Class A	5,889	130,265
	Lawson Products	1,079	18,321
†	RSC Holdings	11,182	68,993
†	Rush Enterprises Class A	7,546	100,815
	TAL International Group	3,488	78,375
	Textainer Group Holdings	2,073	50,042
†	United Rentals	13,200	123,024
	Watsco	6,366	368,718

			1,741,512

	Transportation Infrastructure–0.01%
†	CAI International	2,200	26,180

			26,180

	Water Utilities–0.31%
	American States Water	4,074	135,012
	Artesian Resources	1,500	27,690
†	Cadiz	2,898	34,979
	California Water Service Group	4,751	169,610
	Connecticut Water Service	1,800	37,836
	Consolidated Water	4,076	46,385
	Middlesex Water	2,800	44,380
	SJW	3,234	75,805
	Southwest Water	7,491	78,506
	York Water	2,700	38,340

			688,543

	Wireless Telecommunication Services–0.24%
†	Aviat Networks	12,560	45,593
†	FiberTower	11,600	54,752
†	ICO Global Communications Holdings	24,700	39,767
†	Syniverse Holdings	15,598	318,980
	USA Mobility	5,018	64,833

			523,925

	Total Common Stock (Cost $237,504,730)		217,018,409

	RIGHT–0.00%
@	Zion Oil & Gas	1,784	18

	Total Right (Cost $0)		18

	WARRANTS–0.00%
†@#	Greenhunter Energy Warrants 144A, exercise price $27.50, expiration date 8/27/11	90	0
†@	Lantronix Warrants, exercise price $4.68, expiration date 2/9/11	316	0

	Total Warrants (Cost $0)		0

		Principal
		Amount
		(U.S. $)

≠¥	U.S. TREASURY OBLIGATION–0.24%
	U.S. Treasury Bill 0.08% 10/14/10	$541,000	540,776

	Total U.S. Treasury Obligation (Cost $540,874)		540,776

		Number of
		Shares

	SHORT-TERM INVESTMENT–2.33%
	Money Market Mutual Fund–2.33%
	Dreyfus Treasury & Agency Cash Management Fund	5,160,109	5,160,109

	Total Short-Term Investment (Cost $5,160,109)		5,160,109

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.60% (Cost $243,205,713)	$222,719,312

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.60%)	(1,327,932)

NET ASSETS APPLICABLE TO 15,856,041 SHARES OUTSTANDING–100.00%	$221,391,380

NET ASSET VALUE–LVIP SSgA SMALL-CAP INDEX FUND STANDARD CLASS ($140,187,245 / 10,037,445 Shares)	$13.966

NET ASSET VALUE–LVIP SSgA SMALL-CAP INDEX FUND SERVICE CLASS ($81,204,135 / 5,818,596 Shares)	$13.956

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$267,758,017
Undistributed net investment income	1,342,187
Accumulated net realized loss on investments	(26,979,149)
Net unrealized depreciation of investments	(20,729,675)

Total net assets	$221,391,380

≠	The rate shown is the effective yield at the time of purchase.

†	Non income producing security.

@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $924,131, which represented 0.42% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

¥	Fully or partially pledged as collateral for financial futures contracts.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

[1]	The following financial futures contract was outstanding at June 30, 2010:

Financial Futures Contract

	Notional	Notional		Unrealized
Contract to Buy	Cost	Value	Expiration Date	Depreciation

70 Russell 2000 Mini Index	$4,488,074	$4,244,800	9/17/10	$(243,274)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP SSgA Small-Cap Index Fund–24

LVIP SSgA Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,234,911
Interest	289
Foreign tax withheld	(464)

1,234,736

EXPENSES:
Management fees	363,972
Distribution expenses–Service Class	97,825
Accounting and administration expenses	52,250
Reports and statements to shareholders	30,641
Russell 2000 Index fees	15,220
Professional fees	11,591
Trustees’ fees	3,428
Custodian fees	3,202
Other	12,698

Total operating expenses	590,827

NET INVESTMENT INCOME	643,909

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(660,161)
Futures contracts	547,201

Net realized loss	(112,960)
Net change in unrealized appreciation/depreciation of investments	(6,591,020)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(6,703,980)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,060,071)

See accompanying notes

LVIP SSgA Small-Cap Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$643,909	$1,487,010
Net realized loss on investments	(112,960)	(23,924,771)
Net change in unrealized appreciation/depreciation of investments	(6,591,020)	67,812,103

Net increase (decrease) in net assets resulting from operations	(6,060,071)	45,374,342

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(880,307)
Service Class	—	(275,974)
Net realized gain on investments:
Standard Class	—	(256,883)
Service Class	—	(103,551)

	—	(1,516,715)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,527,662	38,554,574
Service Class	26,001,668	40,696,525
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,137,190
Service Class	—	379,525

	50,529,330	80,767,814

Cost of shares repurchased:
Standard Class	(19,987,176)	(44,959,533)
Service Class	(9,778,916)	(11,716,731)

	(29,766,092)	(56,676,264)

Increase in net assets derived from capital share transactions	20,763,238	24,091,550

NET INCREASE IN NET ASSETS	14,703,167	67,949,177
NET ASSETS:
Beginning of period	206,688,213	138,739,036

End of period (including undistributed net investment income of $1,342,187 and $698,278, respectively)	$221,391,380	$206,688,213

See accompanying notes

LVIP SSgA Small-Cap Index Fund–25

LVIP SSgA Small-Cap Index Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08[3]	12/31/07[4]	12/31/06		12/31/05

Net asset value, beginning of period	$14.258	$11.413	$19.096	$18.450	$16.316		$14.573

Income (loss) from investment operations:
Net investment income (loss)[5]	0.049	0.113	0.186	0.181	(0.044)		(0.090)
Net realized and unrealized gain (loss) on investments	(0.341)	2.850	(6.173)	0.590	2.178		1.833

Total from investment operations	(0.292)	2.963	(5.987)	0.771	2.134		1.743

Less dividends and distributions from:
Net investment income	—	(0.091)	(0.149)	(0.125)	—		—
Net realized gain on investments	—	(0.027)	(1.547)	—	—		—

Total dividends and distributions	—	(0.118)	(1.696)	(0.125)	—		—

Net asset value, end of period	$13.966	$14.258	$11.413	$19.096	$18.450		$16.316

Total return[6]	(2.05% )	26.02%	(33.97% )	4.18%	13.08%		11.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$140,187	$138,927	$112,717	$166,199	$71,306		$70,150
Ratio of expenses to average net assets	0.43%	0.45%	0.45%	0.52%	0.86%		0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.43%	0.46%	0.47%	0.56%	0.86%		0.85%
Ratio of net investment income (loss) to average net assets	0.65%	0.95%	1.18%	1.13%	(0.25%	)	(0.57%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.65%	0.94%	1.16%	1.09%	(0.25%	)	(0.57%	)
Portfolio turnover	28%	37%	37%	119%	222%		133%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Small Company Portfolio (JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[4]	Commencing April 30, 2007, Mellon Capital Management Corporation replaced Lord, Abbett & Co. LLC as the Fund’s sub-advisor.

[5]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007 and 2006.

[6]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Small-Cap Index Fund–26

LVIP SSgA Small-Cap Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Service Class
	Six Months
	Ended			4/30/07[3]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08[2]	12/31/07

Net asset value, beginning of period	$14.265	$11.423	$19.090	$20.355

Income (loss) from investment operations:
Net investment income[4]	0.030	0.083	0.149	0.162
Net realized and unrealized gain (loss) on investments	(0.339)	2.849	(6.165)	(1.329)

Total from investment operations	(0.309)	2.932	(6.016)	(1.167)

Less dividends and distributions from:
Net investment income	—	(0.063)	(0.104)	(0.098)
Net realized gain on investments	—	(0.027)	(1.547)	—

Total dividends and distributions	—	(0.090)	(1.651)	(0.098)

Net asset value, end of period	$13.956	$14.265	$11.423	$19.090

Total return[5]	(2.17% )	25.71%	(34.14% )	(5.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,204	$67,761	$26,022	$7,443
Ratio of expenses to average net assets	0.68%	0.70%	0.70%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.68%	0.71%	0.72%	0.74%
Ratio of net investment income to average net assets	0.40%	0.70%	0.93%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.40%	0.69%	0.91%	1.15%
Portfolio turnover	28%	37%	37%	119% [6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing May 1, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP SSgA Small-Cap Index Fund–27

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Small-Cap Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates during the period ended June 30, 2010.

The Fund may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.32% of average daily net assets of the Fund.

LVIP SSgA Small-Cap Index Fund–28

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

SSgA Funds Management, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.03% of the first $500 million of the Fund’s average daily net assets; and 0.02% of the Fund’s average daily net assets in excess of $500 million, subject to annual minimum of $100,000.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ended December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $7,487 and $2,110, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$60,470
Distribution fees payable to LFD	17,107

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $52,069,119 and sales of $30,145,060 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $252,057,674. At June 30, 2010, net unrealized depreciation was $29,338,362, of which $16,828,666 related to unrealized appreciation of investments and $46,167,028 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total

Common Stock	$217,018,409	$—	$—	$217,018,409
U.S. Treasury Obligations	—	540,776	—	540,776
Short-Term	5,160,109	—	—	5,160,109
Other	—	—	18	18

Total	$222,178,518	$540,776	$18	$222,719,312

Financial Futures Contracts	$—	$(243,274)	$—	$(243,274)

LVIP SSgA Small-Cap Index Fund–29

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Other

Balance as of 12/31/09	$—
Net change in unrealized appreciation/depreciation	18

Balance as of 6/30/10	$18

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/10	$18

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$1,516,715

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$267,758,017
Undistributed ordinary income	1,332,562
Realized gains 1/1/10–6/30/10	132,760
Capital loss carryforwards as of 12/31/09	(18,493,597)
Unrealized depreciation of investments	(29,338,362)

Net assets	$221,391,380

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral losses on wash sales, return of capital from investments, partnership income, mark-to-market on financial futures contracts, and tax treatment of regulated investment companies.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $18,493,597 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $132,760, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	1,620,176	3,379,039
Service Class	1,721,370	3,462,520
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	83,604
Service Class	—	27,912

	3,341,546	6,953,075

Shares repurchased:
Standard Class	(1,326,481)	(3,595,377)
Service Class	(652,907)	(1,018,215)

	(1,979,388)	(4,613,592)

Net increase	1,362,158	2,339,483

LVIP SSgA Small-Cap Index Fund–30

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Financial Futures Contracts–The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

8.	Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June, 30, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Small-Cap Index Fund–31

LVIP SSgA Bond Index Fund

LVIP SSgA Bond Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP SSgA Bond Index Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	34
Statements of Changes in Net Assets	34
Financial Highlights	35
Notes to Financial Statements	37

LVIP SSgA Bond Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$1,051.00	0.39%	$1.98
Service Class Shares	1,000.00	1,049.60	0.64%	3.25

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.86	0.39%	$1.96
Service Class Shares	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Sector Allocation
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Agency Mortgage-Backed Securities	33.94%

Agency Obligations	6.58%

Commercial Mortgage-Backed Securities	3.07%

Corporate Bonds	19.97%

Aerospace & Defense	0.31%
Air Freight & Logistics	0.07%
Airlines	0.03%
Auto Components	0.02%
Automobiles	0.04%
Beverages	0.46%
Biotechnology	0.10%
Building Products	0.05%
Capital Markets	2.45%
Chemicals	0.29%
Commercial Banks	1.83%
Commercial Services & Supplies	0.15%
Communications Equipment	0.11%
Computers & Peripherals	0.22%
Construction Materials	0.02%
Consumer Finance	0.43%
Containers & Packaging	0.01%
Diversified Consumer Services	0.04%
Diversified Financial Services	2.43%
Diversified Telecommunication Services	1.01%
Electric Utilities	1.28%
Electrical Equipment	0.05%
Electronic Equipment & Instruments	0.07%
Energy Equipment & Services	0.11%
Food & Staples Retailing	0.36%
Food Products	0.36%
Gas Utilities	0.03%
Health Care Equipment & Supplies	0.18%
Health Care Providers & Services	0.24%
Hotels, Restaurants & Leisure	0.08%
Household Durables	0.09%
Household Products	0.10%
Independent Power Producers & Energy Traders	0.08%
Industrial Conglomerates	0.14%
Insurance	0.74%
IT Services	0.06%
Leisure Equipment & Products	0.01%
Life Sciences Tools & Services	0.01%
Machinery	0.15%
Media	0.95%
Metals & Mining	0.49%
Multi-Utilities	0.22%
Multiline Retail	0.09%
Office Electronics	0.06%
Oil, Gas & Consumable Fuels	1.69%
Paper & Forest Products	0.06%
Personal Products	0.02%
Pharmaceuticals	0.77%
Real Estate Investment Trusts	0.29%
Road & Rail	0.25%
Semiconductors & Semiconductor Equipment	0.03%
Software	0.16%
Specialty Retail	0.15%
Thrift & Mortgage Finance	0.02%
Tobacco	0.20%
Wireless Telecommunication Services	0.31%

Municipal Bonds	0.61%

Non-Agency Asset-Backed Securities	0.20%

Regional Authorities	0.34%

Sovereign Agencies	0.15%

Sovereign Debt	1.19%

Supranational Banks	1.13%

U.S. Treasury Obligations	32.13%

Short-Term Investment	5.90%

Total Value of Securities	105.21%

Liabilities Net of Receivables and Other Assets	(5.21%)

Total Net Assets	100.00%

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES–33.94%
•	Fannie Mae ARM
	5.209% 7/1/38	$447,428	$478,076
	5.503% 9/1/37	790,516	841,756
	5.538% 11/1/38	728,157	780,036
	5.54% 9/1/38	540,567	579,107
	5.561% 11/1/35	1,278,763	1,372,060
	5.691% 3/1/37	3,196,297	3,434,721
	Fannie Mae S.F. 15 yr
	4.00% 6/1/24	2,031,989	2,116,404
	4.00% 1/1/25	1,959,985	2,041,408
	4.00% 3/1/25	1,973,078	2,053,196
	4.50% 6/1/23	703,646	744,401
	4.50% 11/1/23	370,884	392,366
	4.50% 5/1/24	3,270,471	3,459,896
	4.50% 7/1/24	1,798,383	1,900,859
	4.50% 8/1/24	835,744	883,367
	5.00% 4/1/21	449,430	481,135
	5.00% 4/1/23	301,891	322,528
	5.00% 6/1/23	1,123,105	1,199,880
	5.00% 4/1/24	1,616,483	1,727,237
	5.00% 3/1/25	468,992	501,052
	5.50% 4/1/22	318,605	344,648
	5.50% 7/1/22	512,828	554,747
	5.50% 1/1/24	460,276	497,900
	6.00% 8/1/22	88,529	96,278
	6.00% 8/1/23	51,779	56,266
	Fannie Mae S.F. 15 yr TBA
	5.00% 7/1/25	1,000,000	1,066,875
	5.50% 7/1/25	1,000,000	1,080,156
	Fannie Mae S.F. 30 yr
	4.00% 2/1/39	955,542	969,029
	4.00% 3/1/39	33,268	33,743
	4.00% 6/1/39	485,563	492,416
	4.00% 8/1/39	1,536,267	1,557,951
	4.00% 9/1/39	1,461,707	1,482,338
	4.00% 1/1/40	1,974,237	2,002,102
	4.00% 5/1/40	998,441	1,012,534
	4.50% 9/1/35	953,224	996,744
	4.50% 4/1/38	457,894	475,580
	4.50% 7/1/38	475,575	493,944
	4.50% 2/1/39	465,199	483,167
	4.50% 3/1/39	2,999,823	3,114,754
	4.50% 4/1/39	700,947	730,741
	4.50% 5/1/39	1,434,786	1,489,756
	4.50% 6/1/39	949,561	985,941
	4.50% 7/1/39	2,893,922	3,004,484
	4.50% 9/1/39	967,666	1,004,739
	4.50% 1/1/40	2,937,325	3,049,861
	4.50% 2/1/40	5,388,026	5,594,455
	4.50% 5/1/40	2,001,901	2,080,144
	5.00% 12/1/32	1,371,200	1,462,485
	5.00% 9/1/33	1,210,261	1,287,087
	5.00% 7/1/34	2,877,659	3,060,331
	5.00% 11/1/34	1,542,389	1,639,770
	5.00% 4/1/35	952,820	1,012,560
	5.00% 6/1/35	1,582,475	1,680,676
	5.00% 7/1/35	1,465,989	1,557,903
	5.00% 9/1/35	582,000	617,762
	5.00% 10/1/35	1,280,514	1,359,199
	5.00% 2/1/36	743,793	789,497
	5.00% 3/1/36	826,892	877,703
	5.00% 11/1/36	188,412	200,225
	5.00% 8/1/37	395,638	419,246
	5.00% 4/1/38	287,324	304,469
	5.00% 7/1/38	295,456	313,087
	5.00% 11/1/38	506,276	536,486
	5.00% 8/1/39	3,697,710	3,917,993
	5.00% 12/1/39	978,580	1,036,877
	5.00% 1/1/40	1,514,972	1,605,223
	5.50% 11/1/33	977,889	1,055,265
	5.50% 1/1/34	531,092	572,783
	5.50% 5/1/34	879,692	948,747
	5.50% 7/1/34	1,432,749	1,542,981
	5.50% 10/1/34	839,284	903,857
	5.50% 9/1/35	660,018	710,179
	5.50% 10/1/35	1,401,856	1,508,397
	5.50% 12/1/35	2,321,385	2,497,811
	5.50% 4/1/36	2,632,076	2,832,114
	5.50% 8/1/36	1,210,374	1,302,363
	5.50% 2/1/37	609,603	656,504
	5.50% 3/1/37	1,870,691	2,010,712
	5.50% 5/1/37	1,541,603	1,656,993
	5.50% 6/1/37	1,020,500	1,096,885
	5.50% 8/1/37	717,927	771,664
	5.50% 11/1/37	12,805	13,763
	5.50% 12/1/37	11,865	12,753
	5.50% 2/1/38	1,898,491	2,040,593
	5.50% 6/1/38	182,009	195,632
	5.50% 7/1/38	1,480,155	1,590,944
	5.50% 10/1/38	588,748	632,815
	5.50% 1/1/39	3,167,923	3,405,042
	6.00% 12/1/35	765,750	834,835
	6.00% 2/1/36	641,331	697,989
	6.00% 6/1/36	234,865	255,613
	6.00% 7/1/36	1,501,206	1,633,828
	6.00% 9/1/36	1,250,519	1,360,995
	6.00% 10/1/36	352,653	383,808
	6.00% 11/1/36	166,532	181,244
	6.00% 1/1/37	665,742	727,316
	6.00% 3/1/37	308,672	335,362
	6.00% 5/1/37	1,397,177	1,517,990
	6.00% 6/1/37	635,990	690,983
	6.00% 8/1/37	307,503	334,092

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)
	Fannie Mae S.F. 30 yr (continued)

	6.00% 11/1/37	$679,788	$738,568
	6.00% 1/1/38	423,798	460,443
	6.00% 2/1/38	604,681	656,589
	6.00% 5/1/38	1,935,558	2,101,714
	6.00% 6/1/38	951,336	1,033,003
	6.00% 8/1/38	1,389,975	1,509,296
	6.00% 9/1/38	220,216	239,120
	6.00% 11/1/38	744,564	808,480
	6.50% 7/1/36	785,230	862,453
	6.50% 9/1/36	749,485	823,192
	6.50% 9/1/37	103,781	113,825
	6.50% 10/1/37	629,482	690,404
	6.50% 5/1/38	580,602	636,670
	6.50% 7/1/38	1,394,547	1,529,217
	7.00% 8/1/39	1,019,827	1,132,554
	Fannie Mae S.F. 30 yr TBA 5.00% 7/1/40	4,500,000	4,760,861
	5.50% 7/1/40	5,500,000	5,903,909
	6.00% 7/1/40	4,000,000	4,338,124
•	Freddie Mac ARM
	5.337% 9/1/37	1,052,732	1,112,341
	5.594% 11/1/37	842,587	893,548
	5.946% 6/1/36	982,058	1,058,471
	Freddie Mac S.F. 15 yr
	4.00% 2/1/24	554,172	576,242
	4.00% 8/1/24	928,822	965,811
	4.00% 2/1/25	980,254	1,019,292
	4.50% 12/1/19	332,139	354,386
	4.50% 4/1/21	204,487	218,184
	4.50% 1/1/23	444,976	470,471
	4.50% 5/1/23	604,258	638,879
	4.50% 6/1/23	142,794	150,976
	4.50% 12/1/23	164,830	174,273
	4.50% 7/1/24	655,921	692,477
	4.50% 8/1/24	468,595	494,711
	4.50% 11/1/24	1,500,001	1,583,600
	5.00% 1/1/22	1,482,851	1,587,462
	5.00% 6/1/22	1,107,680	1,182,708
	5.00% 4/1/23	1,246,388	1,330,546
	5.50% 12/1/13	275,933	291,282
	5.50% 11/1/17	3,808,852	4,118,024
	5.50% 6/1/23	218,965	236,693
	6.00% 12/1/22	703,646	764,968
	6.00% 11/1/23	570,078	619,225
	Freddie Mac S.F. 15 yr TBA
	4.00% 7/1/25	2,000,000	2,075,938
	4.50% 7/1/25	1,000,000	1,054,062
	Freddie Mac S.F. 30 yr
	4.00% 5/1/39	2,894,868	2,933,918
	4.00% 5/1/40	998,210	1,011,675
	4.50% 2/1/39	853,264	885,555
	4.50% 4/1/39	885,861	918,970
	4.50% 5/1/39	573,733	595,176
	4.50% 6/1/39	3,835,034	3,978,368
	4.50% 7/1/39	953,011	989,077
	4.50% 9/1/39	1,921,586	1,993,405
	4.50% 10/1/39	1,271,020	1,318,524
	4.50% 1/1/40	5,470,528	5,674,989
	4.50% 2/1/40	3,453,519	3,582,594
	5.00% 10/1/34	1,824,194	1,936,287
	5.00% 8/1/35	1,066,822	1,131,376
	5.00% 10/1/35	456,000	483,593
	5.00% 11/1/35	368,507	390,806
	5.00% 12/1/35	1,689,581	1,791,818
	5.00% 2/1/37	735,099	778,891
	5.00% 4/1/37	832,244	881,647
	5.00% 5/1/37	1,552,841	1,645,018
	5.00% 12/1/37	1,762,463	1,867,083
	5.00% 6/1/38	355,579	376,687
	5.00% 1/1/39	728,573	771,821
	5.00% 3/1/39	2,715,847	2,877,061
	5.00% 8/1/39	477,970	506,295
	5.00% 9/1/39	3,433,384	3,641,877
	5.00% 5/1/40	998,553	1,057,728
	5.50% 8/1/33	409,759	442,374
	5.50% 6/1/34	865,173	933,225
	5.50% 6/1/35	621,988	670,911
	5.50% 11/1/35	996,799	1,073,334
	5.50% 1/1/37	751,509	808,036
	5.50% 5/1/37	1,112,583	1,196,270
	5.50% 7/1/37	296,296	318,335
	5.50% 5/1/38	5,545,425	5,957,901
	5.50% 6/1/38	325,144	349,328
	5.50% 8/1/38	705,212	757,667
	5.50% 12/1/38	954,641	1,025,649
	5.50% 8/1/39	1,262,808	1,356,737
	5.50% 3/1/40	2,939,971	3,158,650
	6.00% 8/1/36	296,546	322,234
	6.00% 11/1/36	580,198	631,183
	6.00% 8/1/37	770,739	837,986
	6.00% 9/1/37	1,598,042	1,737,470
	6.00% 10/1/37	598,203	650,397
	6.00% 12/1/37	150,496	163,627
	6.00% 7/1/38	978,933	1,063,831
	6.00% 8/1/38	1,744,127	1,895,386
	6.00% 9/1/38	426,958	463,987
	6.00% 10/1/38	1,058,492	1,150,289
	6.00% 11/1/38	442,062	480,400
	6.00% 3/1/39	656,750	713,707
	6.00% 4/1/39	270,001	293,390
	6.50% 11/1/36	2,224,367	2,445,205
	6.50% 8/1/37	752,228	826,910

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)

6.50% 10/1/37	$235,638	$258,738
6.50% 6/1/38	282,860	310,589
6.50% 4/1/39	1,492,135	1,638,411
Freddie Mac S.F. 30 yr TBA
4.50% 7/1/40	1,000,000	1,035,625
5.50% 7/1/40	2,500,000	2,682,423
6.00% 7/1/40	5,000,000	5,426,560
6.00% 5/1/40	1,750,000	1,899,734
Government National Mortgage Association S. F. 30 yr
4.00% 6/15/39	484,001	492,925
4.00% 7/15/39	485,472	494,423
4.00% 8/15/39	491,774	500,841
4.50% 4/15/39	1,406,338	1,468,173
4.50% 5/15/39	473,651	494,477
4.50% 6/15/39	2,126,943	2,220,463
4.50% 9/15/39	2,462,564	2,570,841
4.50% 10/15/39	2,000,949	2,088,928
4.50% 1/15/40	5,339,568	5,574,341
5.00% 3/15/35	334,161	358,137
5.00% 8/15/38	236,972	253,086
5.00% 6/15/39	916,154	978,452
5.00% 9/15/39	5,881,509	6,281,452
5.00% 10/15/39	692,968	740,090
5.00% 11/15/39	1,462,822	1,564,254
5.00% 1/15/40	2,976,403	3,178,798
5.00% 2/15/40	1,983,937	2,118,844
5.00% 4/15/40	1,995,493	2,131,186
5.50% 4/15/37	357,234	387,410
5.50% 7/15/37	268,106	290,334
5.50% 2/15/38	1,850,643	2,005,519
5.50% 8/15/38	486,954	527,021
5.50% 12/15/38	803,006	869,078
5.50% 1/15/39	1,313,065	1,421,105
5.50% 7/15/39	88,917	96,233
5.50% 10/15/39	2,577,559	2,789,778
6.00% 5/15/37	655,458	715,740
6.00% 1/15/38	1,060,620	1,157,833
6.00% 5/15/38	530,636	579,273
6.00% 7/15/38	1,130,382	1,234,228
6.00% 8/15/38	217,384	237,309
6.00% 10/15/38	101,942	111,286
6.00% 11/15/38	663,143	723,924
6.00% 12/15/38	231,498	252,717
6.00% 1/15/39	392,784	428,785
6.00% 6/15/39	151,932	165,858
6.00% 8/15/39	84,107	91,816
6.00% 10/15/39	121,076	132,173
6.50% 8/15/37	997,832	1,096,555
6.50% 3/15/38	75,154	82,578
6.50% 5/15/38	108,007	118,676
6.50% 7/15/38	272,203	299,092
6.50% 8/15/38	19,510	21,438
6.50% 9/15/38	350,266	384,866
6.50% 10/15/38	205,328	225,614
6.50% 8/15/39	106,259	116,755
Government National Mortgage Association S.F. 30 yr TBA
4.50% 7/1/40	1,000,000	1,041,562
5.00% 7/1/40	1,000,000	1,065,156
5.50% 7/1/40	3,500,000	3,781,092
6.00% 7/1/40	1,000,000	1,089,688

Total Agency Mortgage-Backed Securities (Cost $308,848,588)		318,702,142

AGENCY OBLIGATIONS–6.58%
Fannie Mae
1.00% 11/23/11	310,000	312,035
1.25% 9/28/11	400,000	400,571
1.30% 5/25/12	200,000	201,178
1.375% 7/19/13	200,000	200,000
1.50% 5/24/12	500,000	500,646
1.50% 6/1/12	200,000	200,258
1.50% 6/26/13	300,000	303,283
1.50% 7/19/13	200,000	200,000
1.75% 8/10/12	2,000,000	2,040,041
1.75% 12/28/12	200,000	201,410
1.75% 2/22/13	500,000	510,026
1.75% 5/7/13	1,000,000	1,018,975
1.80% 3/15/13	100,000	100,793
1.85% 3/25/13	100,000	100,838
1.875% 4/20/12	2,000,000	2,042,765
1.875% 10/29/12	100,000	100,370
1.875% 5/6/13	100,000	101,044
2.00% 1/9/12	700,000	714,458
2.00% 9/28/12	1,200,000	1,204,161
2.00% 4/8/13	100,000	100,034
2.00% 4/15/13	100,000	101,025
2.00% 5/10/13	200,000	200,993
2.00% 6/24/13	100,000	101,089
2.00% 12/16/13	100,000	100,278
2.05% 1/28/13	100,000	100,664
2.05% 8/26/13	100,000	100,249
2.10% 9/16/13	100,000	100,337
2.125% 1/25/13	100,000	100,713
2.125% 9/10/13	100,000	100,348
2.17% 3/21/13	50,000	50,162
2.25% 2/24/12	100,000	101,102
2.375% 7/6/12	200,000	200,060
2.50% 3/3/14	200,000	200,785
2.50% 4/29/14	100,000	100,466

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)

2.625% 11/20/14	$700,000	$724,208
2.75% 2/5/14	500,000	521,277
3.00% 7/28/14	200,000	203,888
3.00% 9/15/14	50,000	50,278
3.00% 9/16/14	500,000	525,220
3.00% 9/29/14	400,000	409,464
3.00% 3/9/15	100,000	100,477
3.125% 9/29/14	400,000	402,849
3.125% 11/10/14	100,000	101,038
3.125% 1/21/15	100,000	101,222
3.125% 5/19/15	200,000	201,813
3.625% 8/15/11	500,000	517,634
3.625% 2/12/13	500,000	534,188
4.00% 1/20/17	350,000	356,470
4.30% 3/30/20	100,000	101,798
4.625% 10/15/13	800,000	884,985
4.625% 10/15/14	500,000	558,327
5.00% 2/16/12	400,000	428,012
5.00% 2/13/17	2,250,000	2,561,012
5.00% 5/11/17	500,000	571,293
5.375% 6/12/17	600,000	700,136
5.625% 7/15/37	100,000	117,405
6.00% 4/18/36	100,000	111,044
6.00% 3/9/20	100,000	105,841
6.25% 5/15/29	250,000	310,246
6.625% 11/15/30	300,000	391,341
7.125% 1/15/30	150,000	204,773
7.25% 5/15/30	200,000	276,256
Federal Farm Credit Bank
1.11% 6/14/12	100,000	100,532
1.25% 9/14/12	1,000,000	1,001,574
1.375% 6/25/13	100,000	100,634
1.75% 2/21/13	500,000	507,620
1.875% 12/7/12	100,000	102,211
2.125% 6/18/12	100,000	102,745
2.375% 4/28/14	100,000	101,081
2.55% 3/16/15	100,000	100,308
3.00% 9/22/14	300,000	315,194
3.50% 10/3/11	300,000	311,162
3.875% 8/25/11	325,000	337,657
4.70% 8/10/15	235,000	263,925
4.74% 12/7/23	100,000	100,496
4.79% 6/3/24	100,000	100,493
5.125% 8/25/16	100,000	114,909
Federal Home Loan Banks
0.60% 5/10/11	100,000	100,029
0.75% 7/8/11	200,000	200,628
1.00% 11/10/11	100,000	100,060
1.00% 11/14/11	100,000	100,020
1.00% 12/28/11	150,000	150,949
1.35% 4/9/12	100,000	100,018
1.50% 1/16/13	1,000,000	1,013,286
1.55% 8/10/12	100,000	100,124
1.625% 7/27/11	300,000	303,683
1.625% 3/20/13	200,000	203,043
1.75% 12/14/12	500,000	509,938
1.85% 12/21/12	100,000	100,490
2.00% 7/27/12	200,000	200,208
2.00% 10/5/12	400,000	401,526
2.25% 4/13/12	500,000	513,953
3.00% 1/29/15	100,000	100,208
3.375% 2/27/13	250,000	265,337
3.625% 7/1/11	500,000	516,304
3.625% 9/16/11	500,000	519,388
3.625% 10/18/13	1,500,000	1,607,965
4.00% 9/6/13	250,000	270,709
4.125% 3/13/20	200,000	210,960
4.625% 10/10/12	1,500,000	1,629,172
4.875% 11/18/11	500,000	529,534
4.875% 5/17/17	200,000	228,120
5.00% 11/17/17	1,000,000	1,142,924
5.125% 8/14/13	200,000	223,883
5.375% 8/19/11	350,000	368,751
5.375% 5/18/16	500,000	584,064
5.50% 7/15/36	200,000	227,981
5.50% 8/13/14	1,500,000	1,730,737
Financing Corporation 10.70% 10/6/17	150,000	225,776
Freddie Mac
0.75% 9/15/11	100,000	100,060
0.825% 12/30/11	100,000	100,183
1.125% 12/15/11	1,250,000	1,260,324
1.125% 4/25/12	100,000	100,824
1.125% 1/14/13	500,000	499,977
1.25% 1/19/12	200,000	200,069
1.25% 5/11/12	100,000	100,106
1.30% 3/9/12	200,000	200,291
1.30% 5/10/12	100,000	100,099
1.50% 8/24/11	100,000	100,145
1.625% 4/15/13	500,000	507,905
1.70% 12/17/12	100,000	100,478
1.75% 6/15/12	500,000	510,058
1.875% 3/8/13	100,000	100,802
2.00% 9/28/12	400,000	401,145
2.00% 11/5/12	100,000	100,468
2.00% 5/3/13	100,000	100,492
2.00% 12/30/13	200,000	200,798
2.00% 4/7/14	200,000	201,779
2.125% 3/23/12	2,000,000	2,050,289
2.20% 12/17/13	100,000	100,379
2.25% 8/24/12	300,000	300,836
2.35% 8/27/12	100,000	100,310
2.50% 4/8/13	50,000	50,776

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	AGENCY OBLIGATIONS (continued)
	Freddie Mac (continued)

	2.50% 1/7/14	$800,000	$830,196
	2.50% 4/23/14	1,000,000	1,036,308
	2.75% 6/22/15	200,000	200,836
	2.875% 2/9/15	500,000	521,422
	3.00% 7/28/14	500,000	526,433
	3.00% 12/30/14	100,000	101,351
	3.00% 2/17/15	100,000	100,342
	3.15% 1/22/15	150,000	150,237
	3.75% 3/27/19	700,000	731,687
	4.125% 12/21/12	500,000	540,025
	4.125% 9/27/13	1,500,000	1,636,843
	4.50% 1/15/14	500,000	553,024
	4.75% 11/17/15	500,000	563,730
	4.75% 1/22/20	100,000	100,261
	4.875% 6/13/18	650,000	736,934
	5.00% 7/15/14	500,000	563,875
	5.00% 4/18/17	75,000	85,768
	5.25% 4/18/16	500,000	574,817
	5.625% 11/23/35	100,000	107,651
	6.25% 7/15/32	250,000	317,515
	6.75% 3/15/31	300,000	397,097
	Tennessee Valley Authority
	4.70% 7/15/33	100,000	103,358
	4.75% 8/1/13	500,000	549,942
	4.875% 12/15/16	100,000	112,779
	5.25% 9/15/39	75,000	83,235
	5.375% 4/1/56	100,000	113,784
	5.50% 7/18/17	100,000	116,572
	5.88% 4/1/36	75,000	89,325
	6.15% 1/15/38	100,000	122,975
	7.125% 5/1/30	100,000	134,897

	Total Agency Obligations (Cost $60,142,777)		61,815,773

	COMMERCIAL MORTGAGE-BACKED SECURITIES–3.07%
	Bank of America Commercial Mortgage Securities
	• Series 2000-2 A2 7.197% 9/15/32	10,447	10,441
	Series 2006-6 A2 5.309% 10/10/45	150,000	153,050
	Series 2006-6 A3 5.369% 10/10/45	250,000	257,004
	Series 2006-6 A4 5.356% 10/10/45	450,000	450,503
	• Series 2007-2 A2 5.634% 4/10/49	500,000	516,689
	• Series 2007-2 A4 5.867% 4/10/49	400,000	399,465
	• Series 2007-3 A4 5.837% 6/10/49	200,000	193,264
	Series 2007-5 A4 5.492% 2/10/51	25,000	25,296
	Bear Stearns Commercial Mortgage Securities
	Series 2002-TOP6 A2 6.46% 10/15/36	350,000	369,263
	Series 2004-PWR3 A3 4.487% 2/11/41	83,620	85,277
	Series 2004-T14 A3 4.80% 1/12/41	82,249	83,780
	•Series 2004-T14 A4 5.20% 1/12/41	190,000	203,168
	• Series 2004-T16 A6 4.75% 2/13/46	400,000	410,342
	• Series 2006-PW12 A4 5.907% 9/11/38	100,000	107,300
	Series 2006-PW13 A4 5.54% 9/11/41	150,000	156,479
	Series 2006-T24 A4 5.537% 10/12/41	500,000	524,713
	• Series 2007-PW16 A4 5.907% 6/11/40	250,000	254,403
	• Series 2007-PW17 A4 5.694% 6/11/50	500,000	506,134
•	Citigroup Commercial Mortgage Trust
	Series 2007-C6 A4 5.888% 12/10/49	400,000	407,659
	Series 2008-C7 A2B 6.297% 12/10/49	200,000	209,969
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	• Series 2006-CD2 A4 5.546% 1/15/46	650,000	662,023
	Series 2007-CD4 A3 5.293% 12/11/49	1,000,000	1,018,975
•◆	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44	250,000	262,666
	Series 2006-C7 A3 5.899% 6/10/46	100,000	103,272
	Series 2006-C7 A4 5.961% 6/10/46	599,000	636,879
•	Countrywide Capital Cobalt Series 2007-C2 A3 5.484% 4/15/47	450,000	426,806
	Credit Suisse First Boston Mortgage Securities
	Series 2001-CK6 A3 6.387% 8/15/36	131,823	138,211
	• Series 2004-C1 A4 4.75% 1/15/37	250,000	258,302
	Series 2004-C2 A1 3.819% 5/15/36	89,346	89,735
	• Series 2004-C2 A2 5.416% 5/15/36	250,000	263,220
	• Series 2005-C1 A4 5.014% 2/15/38	200,000	208,428
	• Series 2005-C5 A4 5.10% 8/15/38	250,000	263,494
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C3 A3 6.019% 6/15/38	534,000	564,674
	Series 2007-C3 A4 5.912% 6/15/39	225,000	214,454
	Series 2007-C5 A3 5.694% 9/15/40	250,000	253,706
	Series 2008-C1 A3 6.422% 2/15/41	200,000	200,749
	General Electric Capital Commercial Mortgage
	• Series 2005-C4 A4 5.514% 11/10/45	250,000	265,748
	Series 2007-C1 A4 5.543% 12/10/49	725,000	690,180
	GMAC Commercial Mortgage Securities Series 2003-C3 A4 5.023% 4/10/40	150,000	159,281
	Goldman Sachs Mortgage Securities II
	• Series 2004-GG2 A6 5.396% 8/10/38	525,000	553,782
	Series 2005-GG4 A4 4.761% 7/10/39	445,450	452,438
	• Series 2006-GG6 A4 5.553% 4/10/38	100,000	102,892
	Greenwich Capital Commercial Funding
	• Series 2005-GG3 A4 4.799% 8/10/42	250,000	259,640
	• Series 2006-GG7 A4 6.085% 7/10/38	500,000	522,642
	Series 2007-GG9 A2 5.381% 3/10/39	349,968	362,812
	Series 2007-GG11 A2 5.597% 12/10/49	245,000	255,056
	Series 2007-GG11 A4 5.736% 12/10/49	100,000	98,358

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1 A3 5.857% 10/12/35	$546,844	$567,389
• Series 2003-CB7 A4 4.879% 1/12/38	250,000	263,298
• Series 2004-C2 A3 5.407% 5/15/41	150,000	159,179
• Series 2004-PNC1 A4 5.564% 6/12/41	300,000	323,131
• Series 2005-CB11 A4 5.335% 8/12/37	500,000	536,082
Series 2005-LDP1 A3 4.865% 3/15/46	125,000	127,750
• Series 2005-LDP5 A3 5.389% 12/15/44	200,000	205,535
• Series 2006-CB15 A4 5.814% 6/12/43	250,000	259,415
Series 2006-CB17 A4 5.429% 12/12/43	365,000	375,802
Series 2006-LDP8 A4 5.399% 5/15/45	100,000	105,271
Series 2007-LD12 A2 5.827% 2/15/51	500,000	518,663
Series 2007-LDPX A2S 5.305% 1/15/49	650,000	649,483
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C2 A4 4.367% 3/15/36	250,000	253,230
Series 2004-C8 A4 4.51% 12/15/29	250,000	254,700
• Series 2005-C7 A4 5.197% 11/15/30	200,000	212,406
• Series 2006-C4 A4 6.08% 6/15/38	418,000	448,882
Series 2006-C6 A4 5.372% 9/15/39	250,000	258,540
• Series 2007-C6 A4 5.858% 7/15/40	600,000	595,227
• Series 2007-C7 A3 5.866% 9/15/45	925,000	931,903
Merrill Lynch Mortgage Trust
• Series 2004-BPC1 A3 4.467% 10/12/41	250,000	254,701
• Series 2004-KEY2 A4 4.864% 8/12/39	150,000	154,348
• Series 2007-C1 A4 6.02% 6/12/50	255,000	260,995
Series 2008-C1 A3 5.71% 2/12/51	500,000	523,506
Merrill Lynch/Countrywide Commercial Mortgage Trust
• Series 2006-3 A2 5.291% 7/12/46	200,000	204,272
• Series 2006-4 A3 5.172% 12/12/49	250,000	246,836
Series 2007-5 A4 5.378% 8/12/48	320,000	294,913
Morgan Stanley Capital I
Series 2003-IQ6 A4 4.97% 12/15/41	250,000	265,621
Series 2004-T15 A3 5.03% 6/13/41	250,000	259,401
Series 2005-HQ6 A4A 4.989% 8/13/42	450,000	467,511
Series 2005-IQ9 A5 4.70% 7/15/56	750,000	783,111
• Series 2007-HQ12 A4 5.812% 4/12/49	200,000	199,130
• Series 2007-HQ12 A5 5.812% 4/12/49	250,000	244,354
• Series 2007-IQ15 A4 6.076% 6/11/49	250,000	253,900
Morgan Stanley Dean Witter Capital I
Series 2001-TOP5 A4 6.39% 10/15/35	184,925	193,432
Series 2003-TOP9 A2 4.74% 11/13/36	250,000	262,439
Wachovia Bank Commercial Mortgage Trust
• Series 2003-C8 A4 4.964% 11/15/35	350,000	371,879
• Series 2003-C9 A4 5.012% 12/15/35	300,000	319,484
• Series 2006-C27 AM 5.795% 7/15/45	250,000	217,348
Series 2007-C31 A2 5.421% 4/15/47	250,000	257,998
• Series 2007-C32 A3 5.929% 6/15/49	200,000	192,221
• Series 2007-C33 A5 6.10% 2/15/51	500,000	479,017
Series 2007-C34 A3 5.678% 5/15/46	500,000	502,160

Total Commercial Mortgage-Backed Securities (Cost $25,918,306)		28,867,085

CORPORATE BONDS–19.97%
Aerospace & Defense–0.31%
Boeing
1.875% 11/20/12	100,000	101,302
3.50% 2/15/15	100,000	105,599
5.00% 3/15/14	100,000	111,342
6.00% 3/15/19	100,000	117,974
6.125% 2/15/33	50,000	56,791
6.875% 3/15/39	100,000	126,142
Embraer Overseas 6.375% 1/15/20	100,000	103,120
General Dynamics
1.80% 7/15/11	65,000	65,456
4.25% 5/15/13	50,000	53,938
5.25% 2/1/14	100,000	112,304
Goodrich
4.875% 3/1/20	50,000	53,780
6.125% 3/1/19	100,000	115,844
Honeywell International
3.875% 2/15/14	55,000	59,211
4.25% 3/1/13	50,000	53,925
5.00% 2/15/19	100,000	112,049
5.70% 3/15/37	100,000	114,197
Lockheed Martin
4.121% 3/14/13	100,000	107,146
4.25% 11/15/19	100,000	105,334
5.50% 11/15/39	100,000	107,083
6.15% 9/1/36	50,000	58,052
Northrop Grumman 7.875% 3/1/26	100,000	132,020
Northrop Grumman Systems 3.70% 8/1/14	30,000	31,495
Raytheon
4.40% 2/15/20	100,000	107,494
6.40% 12/15/18	50,000	60,076
Rockwell Collins 5.25% 7/15/19	50,000	55,193
United Technologies
4.50% 4/15/20	110,000	119,246
4.875% 5/1/15	100,000	111,947
5.375% 12/15/17	50,000	57,401
6.125% 2/1/19	100,000	119,458
6.125% 7/15/38	200,000	234,902

		2,869,821

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)

Air Freight & Logistics–0.07%
FedEx 8.00% 1/15/19	$100,000	$127,199
United Parcel Service
3.875% 4/1/14	100,000	107,673
4.50% 1/15/13	50,000	54,064
5.125% 4/1/19	200,000	228,720
6.20% 1/15/38	105,000	126,683

		644,339

Airlines–0.03%
Continental Airlines 9.00% 7/8/16	195,957	210,654
Delta Air Lines 7.75% 12/17/19	100,000	108,000

		318,654

Auto Components–0.02%
Johnson Controls
5.00% 3/30/20	100,000	105,307
5.50% 1/15/16	100,000	110,974

		216,281

Automobiles–0.04%
Daimler Finance North America
5.75% 9/8/11	200,000	208,327
6.50% 11/15/13	150,000	168,014

		376,341

Beverages–0.46%
Anheuser-Busch
4.95% 1/15/14	50,000	54,023
6.45% 9/1/37	100,000	112,159
Anheuser-Busch InBev World
3.00% 10/15/12	200,000	205,422
4.125% 1/15/15	475,000	497,755
5.375% 1/15/20	650,000	701,750
6.375% 1/15/40	200,000	229,429
Bottling Group
4.625% 11/15/12	100,000	108,150
5.125% 1/15/19	200,000	222,606
6.95% 3/15/14	100,000	118,117
Coca-Cola
3.625% 3/15/14	100,000	106,935
5.35% 11/15/17	100,000	114,536
Coca-Cola Enterprises
4.25% 3/1/15	100,000	108,256
6.75% 9/15/28	100,000	122,989
7.375% 3/3/14	100,000	119,294
8.50% 2/1/12	50,000	55,649
Coca-Cola HBC Finance BV 5.125% 9/17/13	50,000	54,607
Diageo Capital
5.75% 10/23/17	100,000	113,264
5.875% 9/30/36	100,000	111,403
Diageo Finance
3.25% 1/15/15	100,000	102,963
5.50% 4/1/13	100,000	110,007
Diageo Investment 9.00% 8/15/11	100,000	107,895
Dr. Pepper Snapple Group
1.70% 12/21/11	100,000	100,592
2.35% 12/21/12	100,000	101,218
PepsiAmericas 4.375% 2/15/14	100,000	109,175
PepsiCo
4.50% 1/15/20	100,000	106,820
4.65% 2/15/13	200,000	217,405
5.00% 6/1/18	50,000	55,482
5.50% 1/15/40	50,000	54,985
7.90% 11/1/18	100,000	129,503

		4,352,389

Biotechnology–0.10%
Amgen
4.50% 3/15/20	50,000	53,758
4.85% 11/18/14	50,000	55,432
5.75% 3/15/40	100,000	109,797
6.15% 6/1/18	100,000	118,474
6.375% 6/1/37	100,000	117,969
6.40% 2/1/39	50,000	59,421
Biogen Idec 6.875% 3/1/18	100,000	114,118
Genentech
4.75% 7/15/15	100,000	110,768
5.25% 7/15/35	50,000	52,619
Life Technologies
4.40% 3/1/15	100,000	103,546
6.00% 3/1/20	50,000	54,246

		950,148

Building Products–0.05%
CRH America
5.30% 10/15/13	100,000	107,580
8.125% 7/15/18	125,000	150,974
Lafarge 6.50% 7/15/16	100,000	103,720
Owens Corning 7.00% 12/1/36	100,000	99,811

		462,085

Capital Markets–2.45%
Ameriprise Financial 7.30% 6/28/19	20,000	23,668
Bank of New York Mellon
4.30% 5/15/14	230,000	247,248
4.95% 11/1/12	100,000	108,349
4.95% 3/15/15	50,000	54,089
5.45% 5/15/19	100,000	111,839
Bear Stearns
4.65% 7/2/18	100,000	98,525
5.30% 10/30/15	200,000	216,426
5.35% 2/1/12	100,000	105,763

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Capital Markets (continued)
	Bear Stearns (continued)

	5.55% 1/22/17	$200,000	$209,808
	5.70% 11/15/14	50,000	55,434
	6.40% 10/2/17	100,000	111,237
	6.95% 8/10/12	200,000	219,482
	7.25% 2/1/18	300,000	350,832
	BlackRock
	3.50% 12/10/14	100,000	103,817
	5.00% 12/10/19	100,000	106,488
	6.25% 9/15/17	100,000	114,797
	Credit Suisse USA
	4.875% 1/15/15	100,000	107,315
	5.85% 8/16/16	100,000	110,751
	6.125% 11/15/11	200,000	212,525
	6.50% 1/15/12	250,000	267,987
	7.125% 7/15/32	100,000	124,079
	Deutsche Bank London
	2.375% 1/11/13	100,000	100,594
	4.875% 5/20/13	250,000	267,113
	5.375% 10/12/12	25,000	26,805
	6.00% 9/1/17	500,000	552,269
	Export-Import Bank Korea
	4.125% 9/9/15	100,000	101,768
	5.125% 6/29/20	100,000	100,792
	5.50% 10/17/12	100,000	106,214
	5.875% 1/14/15	200,000	217,136
	8.125% 1/21/14	200,000	229,156
•	Goldman Sachs Capital II 5.793% 12/29/49	100,000	76,000
	Goldman Sachs Group
	1.625% 7/15/11	200,000	202,402
	2.15% 3/15/12	100,000	102,428
	3.25% 6/15/12	400,000	419,049
	3.625% 8/1/12	145,000	147,786
	4.75% 7/15/13	100,000	104,481
	5.125% 1/15/15	200,000	210,299
	5.15% 1/15/14	300,000	314,364
	5.35% 1/15/16	150,000	155,373
	5.375% 3/15/20	200,000	197,992
	5.45% 11/1/12	200,000	210,803
	5.625% 1/15/17	200,000	202,496
	5.95% 1/18/18	200,000	208,057
	6.00% 5/1/14	230,000	247,384
	6.125% 2/15/33	50,000	49,096
	6.15% 4/1/18	200,000	209,826
	6.25% 9/1/17	200,000	211,991
	6.345% 2/15/34	200,000	179,973
	6.60% 1/15/12	350,000	370,309
	6.75% 10/1/37	500,000	491,675
	7.50% 2/15/19	225,000	251,906
	Jefferies Group 8.50% 7/15/19	100,000	112,507
	KFW
	1.25% 6/15/12	200,000	200,398
	1.875% 1/14/13	500,000	507,322
	2.00% 1/17/12	200,000	202,950
	2.25% 4/16/12	200,000	204,158
	2.625% 3/3/15	200,000	203,385
	2.75% 10/21/14	300,000	307,672
	3.25% 10/14/11	300,000	309,492
	3.25% 3/15/13	100,000	104,752
	3.50% 5/16/13	300,000	316,712
	3.50% 3/10/14	300,000	317,044
	4.00% 10/15/13	100,000	107,318
	4.00% 1/27/20	300,000	312,637
	4.125% 10/15/14	100,000	108,202
	ˆ4.349% 6/29/37	100,000	28,966
	4.375% 3/15/18	200,000	216,229
	4.50% 7/16/18	300,000	326,596
	4.75% 5/15/12	300,000	320,509
	4.875% 1/17/17	300,000	335,453
	5.125% 3/14/16	100,000	113,439
	ˆ5.241% 4/18/36	100,000	31,042
	Korea Development Bank
	@5.30% 1/17/13	100,000	105,511
	8.00% 1/23/14	200,000	227,839
	Lazard Group 7.125% 5/15/15	100,000	105,428
	Merrill Lynch
	5.00% 1/15/15	400,000	412,649
	5.45% 2/5/13	200,000	209,934
	5.70% 5/2/17	100,000	100,443
	6.05% 5/16/16	200,000	206,922
	6.11% 1/29/37	200,000	182,200
	6.15% 4/25/13	100,000	106,983
	6.22% 9/15/26	150,000	144,436
	6.40% 8/28/17	200,000	208,845
	6.875% 4/25/18	450,000	480,778
	7.75% 5/14/38	200,000	214,544
	Morgan Stanley
	1.95% 6/20/12	200,000	204,541
	2.00% 9/22/11	200,000	203,523
	2.25% 3/13/12	100,000	102,641
	3.25% 12/1/11	200,000	207,294
	4.10% 1/26/15	100,000	97,558
	4.75% 4/1/14	300,000	300,770
	5.30% 3/1/13	250,000	260,138
	5.45% 1/9/17	100,000	99,264
	5.55% 4/27/17	250,000	248,316
	5.625% 1/9/12	200,000	208,185
	5.625% 9/23/19	200,000	193,825
	5.95% 12/28/17	300,000	304,253
	6.00% 5/13/14	300,000	318,149
	6.00% 4/28/15	300,000	313,849

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Capital Markets (continued)
	Morgan Stanley (continued)

	6.25% 8/9/26	$100,000	$98,604
	6.625% 4/1/18	200,000	209,944
	7.25% 4/1/32	100,000	112,754
	7.30% 5/13/19	300,000	323,155
	Morgan Stanley Dean Witter 6.60% 4/1/12	200,000	212,336
	Nomura Holdings
	5.00% 3/4/15	100,000	105,778
	6.70% 3/4/20	83,000	87,966
	Northern Trust
	4.625% 5/1/14	25,000	27,351
	5.50% 8/15/13	100,000	111,346
	Oesterreichische Kontrolbank
	4.75% 10/16/12	450,000	483,922
	4.875% 2/16/16	200,000	222,173
	Raymond James Financial 8.60% 8/15/19	200,000	235,939
	Rentenbank
	1.875% 9/24/12	200,000	202,565
	3.25% 3/15/13	200,000	209,505
	4.125% 7/15/13	200,000	215,081
	5.125% 2/1/17	200,000	226,862
	Schwab (Charles) 4.95% 6/1/14	100,000	108,520

			22,975,398

	Chemicals–0.29%
	Air Products & Chemicals 4.375% 8/21/19	50,000	52,296
	Airgas 2.85% 10/1/13	50,000	50,458
	Cabot 5.00% 10/1/16	50,000	53,138
	Dow Chemical
	4.85% 8/15/12	100,000	105,539
	5.90% 2/15/15	100,000	109,394
	7.375% 11/1/29	25,000	27,826
	7.60% 5/15/14	100,000	115,584
	8.55% 5/15/19	255,000	312,654
	9.40% 5/15/39	100,000	139,507
	duPont (E.I.) deNemours
	3.25% 1/15/15	100,000	104,432
	5.00% 7/15/13	50,000	54,850
	5.25% 12/15/16	25,000	28,550
	5.75% 3/15/19	100,000	115,635
	5.875% 1/15/14	100,000	114,009
	6.00% 7/15/18	100,000	117,550
	Eastman Chemical 7.60% 2/1/27	100,000	120,011
	Lubrizol 8.875% 2/1/19	50,000	62,672
	Monsanto
	5.125% 4/15/18	25,000	27,838
	5.875% 4/15/38	50,000	55,998
	7.375% 8/15/12	50,000	56,120
	Potash
	3.75% 9/30/15	120,000	125,094
	4.875% 3/30/20	10,000	10,659
	6.50% 5/15/19	145,000	170,646
	Praxair
	2.125% 6/14/13	100,000	101,746
	4.50% 8/15/19	100,000	106,334
	4.625% 3/30/15	101,000	110,853
	Rohm & Haas 5.60% 3/15/13	125,000	134,141
	RPM International 6.125% 10/15/19	50,000	53,270
	Valspar 7.25% 6/15/19	50,000	59,521

			2,696,325

	Commercial Banks–1.83%
•	Abbey National Capital Trust I 8.963% 12/29/49	100,000	100,776
	American Express Bank FSB 3.15% 12/9/11	350,000	362,572
	American Express Centurion Bank 6.00% 9/13/17	100,000	110,047
	Bank of Montreal 2.125% 6/28/13	100,000	100,929
	Bank of America North America
	5.30% 3/15/17	150,000	151,246
	6.00% 10/15/36	100,000	96,470
	Bank of Nova Scotia
	2.25% 1/22/13	80,000	81,165
	2.375% 12/17/13	100,000	101,937
	3.40% 1/22/15	100,000	103,364
	Bank One 8.00% 4/29/27	100,000	123,599
	Barclays Bank
	2.50% 1/23/13	200,000	199,312
	5.00% 9/22/16	150,000	154,067
	5.125% 1/8/20	200,000	199,312
	5.20% 7/10/14	200,000	211,261
	5.45% 9/12/12	100,000	106,327
	6.75% 5/22/19	100,000	111,432
	BB&T
	3.375% 9/25/13	100,000	103,214
	3.95% 4/29/16	100,000	102,745
	4.75% 10/1/12	100,000	105,798
	4.90% 6/30/17	100,000	103,249
	5.70% 4/30/14	100,000	109,911
	BNP Paribas 3.25% 3/11/15	100,000	99,068
	BNP Paribas US Medium-Term Note Program 2.125% 12/21/12	100,000	99,788
	Capital One Financial
	5.70% 9/15/11	200,000	208,118
	6.15% 9/1/16	100,000	105,949
	6.75% 9/15/17	100,000	114,700
	7.35% 5/23/14	200,000	228,887

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Commercial Banks (continued)

	Citibank North America
	1.25% 9/22/11	$150,000	$151,268
	1.375% 8/10/11	100,000	100,986
	1.50% 7/12/11	300,000	302,822
	1.75% 12/28/12	100,000	101,845
	1.875% 5/7/12	300,000	306,341
	Credit Suisse 5.40% 1/14/20	200,000	199,219
	Credit Suisse New York
	3.45% 7/2/12	100,000	103,336
	3.50% 3/23/15	200,000	201,958
	5.00% 5/15/13	300,000	320,729
	5.30% 8/13/19	100,000	106,198
	5.50% 5/1/14	250,000	273,572
	6.00% 2/15/18	200,000	209,011
	Fifth Third Bancorp
	5.45% 1/15/17	100,000	102,503
	8.25% 3/1/38	100,000	112,440
	HSBC Bank USA
	3.125% 12/16/11	150,000	155,422
	4.625% 4/1/14	100,000	105,412
	7.00% 1/15/39	100,000	112,758
	HSBC Holdings
	6.50% 5/2/36	200,000	208,093
	6.50% 9/15/37	200,000	207,680
	6.80% 6/1/38	100,000	108,118
#	ICICI Bank 144A 6.625% 10/3/12	100,000	105,181
	JPMorgan Chase Bank 6.00% 10/1/17	350,000	381,700
	KeyBank
	3.20% 6/15/12	100,000	104,666
	5.45% 3/3/16	100,000	103,635
	5.80% 7/1/14	150,000	160,283
	National City
	4.90% 1/15/15	200,000	215,810
	6.875% 5/15/19	100,000	112,441
	National City Bank/Cleveland 6.20% 12/15/11	100,000	105,894
	PNC Bank 6.875% 4/1/18	150,000	169,727
	PNC Funding
	2.30% 6/22/12	150,000	154,520
	5.125% 2/8/20	100,000	104,179
	5.25% 11/15/15	200,000	213,163
	Regions Bank/Birmingham
	3.25% 12/9/11	150,000	155,514
	7.50% 5/15/18	100,000	101,669
	Regions Financial 7.75% 11/10/14	200,000	211,181
	Royal Bank of Canada 2.10% 7/29/13	200,000	203,200
	Royal Bank of Scotland
	4.875% 3/16/15	200,000	199,199
	5.00% 10/1/14	100,000	93,914
	6.40% 10/21/19	300,000	304,620
	Sovereign Bank 2.75% 1/17/12	100,000	103,381
	SunTrust Bank
	3.00% 11/16/11	150,000	154,787
	5.00% 9/1/15	250,000	256,024
	5.45% 12/1/17	50,000	50,064
	UBS AG/Stamford
	5.75% 4/25/18	200,000	206,654
	5.875% 7/15/16	200,000	210,846
	5.875% 12/20/17	200,000	212,015
	UnionBanCal 5.25% 12/16/13	40,000	43,409
	US Bancorp
	1.80% 5/15/12	100,000	101,952
	3.15% 3/4/15	100,000	102,508
	4.20% 5/15/14	100,000	107,065
	US Bank 6.375% 8/1/11	250,000	264,021
	USB Capital XIII Trust 6.625% 12/15/39	50,000	52,892
	Wachovia
	5.30% 10/15/11	325,000	340,262
	5.625% 10/15/16	100,000	108,070
	5.75% 2/1/18	100,000	109,724
	Wachovia Bank
	4.875% 2/1/15	250,000	262,277
	5.85% 2/1/37	150,000	149,454
	6.00% 11/15/17	300,000	327,391
	6.60% 1/15/38	200,000	218,187
	Wells Fargo
	2.125% 6/15/12	100,000	102,736
	3.00% 12/9/11	50,000	51,697
	3.75% 10/1/14	200,000	204,966
	4.375% 1/31/13	250,000	264,454
	4.95% 10/16/13	500,000	532,193
	5.125% 9/1/12	500,000	530,597
	5.25% 10/23/12	200,000	214,149
	5.625% 12/11/17	150,000	164,230
	6.375% 8/1/11	500,000	523,248
•	Wells Fargo Capital XIII 7.70% 12/29/49	200,000	203,000
•	Wells Fargo Capital XV 9.75% 12/29/49	200,000	215,000
	Westpac Banking
	2.25% 11/19/12	100,000	100,908
	4.20% 2/27/15	100,000	104,191
	4.875% 11/19/19	100,000	103,470
	Zions Bancorporation 7.75% 9/23/14	100,000	101,988

			17,183,260

	Commercial Services & Supplies–0.15%
	Allied Waste North America 6.875% 6/1/17	50,000	54,575
	Block Financial 5.125% 10/30/14	100,000	102,637
	Browning-Ferris Industries 7.40% 9/15/35	100,000	119,699

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)

Donnelley & Sons (R.H.)
8.60% 8/15/16	$100,000	$109,683
11.25% 2/1/19	50,000	63,797
Equifax 4.45% 12/1/14	50,000	52,152
Pitney Bowes
4.75% 1/15/16	100,000	107,844
4.75% 5/15/18	100,000	105,315
Republic Services
#144A 5.50% 9/15/19	99,000	107,325
6.75% 8/15/11	100,000	105,501
Veolia Environnement 5.25% 6/3/13	100,000	108,005
Waste Management
5.00% 3/15/14	25,000	27,126
6.125% 11/30/39	100,000	108,512
7.00% 7/15/28	125,000	144,933
7.375% 3/11/19	100,000	121,385

		1,438,489

Communications Equipment–0.11%
Cisco Systems
2.90% 11/17/14	200,000	207,186
4.95% 2/15/19	250,000	275,269
5.50% 2/22/16	30,000	34,602
5.50% 1/15/40	100,000	105,202
5.90% 2/15/39	200,000	223,121
Corning 6.625% 5/15/19	20,000	23,434
Harris 6.375% 6/15/19	35,000	39,307
Motorola
6.00% 11/15/17	50,000	53,750
8.00% 11/1/11	100,000	107,366

		1,069,237

Computers & Peripherals–0.22%
Dell
3.375% 6/15/12	130,000	134,967
6.50% 4/15/38	50,000	57,583
7.10% 4/15/28	50,000	59,726
Hewlett-Packard
4.25% 2/24/12	100,000	105,422
4.50% 3/1/13	100,000	108,008
4.75% 6/2/14	300,000	332,694
6.125% 3/1/14	100,000	114,976
International Business Machines
2.10% 5/6/13	100,000	101,976
4.75% 11/29/12	100,000	108,313
5.60% 11/30/39	110,000	122,754
5.70% 9/14/17	200,000	232,806
5.875% 11/29/32	120,000	136,062
6.50% 10/15/13	200,000	231,435
7.625% 10/15/18	200,000	257,564

		2,104,286

Construction Materials–0.02%
Vulcan Materials 6.30% 6/15/13	138,000	153,649

		153,649

Consumer Finance–0.43%
American Express
6.15% 8/28/17	100,000	109,728
7.00% 3/19/18	100,000	115,515
7.25% 5/20/14	200,000	227,520
8.125% 5/20/19	100,000	124,365
8.15% 3/19/38	100,000	134,842
American Express Credit
5.125% 8/25/14	100,000	107,688
5.875% 5/2/13	250,000	273,712
7.30% 8/20/13	200,000	226,601
Capital One Capital III 7.686% 8/15/36	100,000	95,000
Capital One Capital VI 8.875% 5/15/40	75,000	78,665
Discover Financial Services 10.25% 7/15/19	100,000	119,197
HSBC Finance
5.00% 6/30/15	100,000	104,455
5.50% 1/19/16	200,000	214,361
6.375% 10/15/11	100,000	104,539
6.375% 11/27/12	500,000	540,270
John Deere Capital
2.875% 6/19/12	150,000	156,057
4.50% 4/3/13	100,000	107,783
5.40% 10/17/11	100,000	105,527
5.50% 4/13/17	50,000	56,491
5.65% 7/25/11	100,000	104,617
7.00% 3/15/12	25,000	27,463
ORIX 4.71% 4/27/15	85,000	84,597
PACCAR Financial 1.95% 12/17/12	100,000	101,055
SLM
5.00% 10/1/13	100,000	95,667
5.375% 1/15/13	100,000	97,027
5.375% 5/15/14	150,000	137,270
8.00% 3/25/20	50,000	43,980
8.45% 6/15/18	150,000	138,615
Toyota Motor Credit 3.20% 6/17/15	200,000	204,365

		4,036,972

Containers & Packaging–0.01%
Bemis
5.65% 8/1/14	65,000	71,642
6.80% 8/1/19	10,000	11,572

		83,214

Diversified Consumer Services–0.04%
John Hopkins University 5.25% 7/1/19	50,000	56,145
Princeton University 5.70% 3/1/39	50,000	56,162
Stanford University 3.625% 5/1/14	100,000	106,424

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Diversified Consumer Services (continued)

	Vanderbilt University 5.25% 4/1/19	$50,000	$55,798
	Yale University 2.90% 10/15/14	100,000	103,835

			378,364

	Diversified Financial Services–2.43%
	Allstate Life Global Funding Trusts 5.375% 4/30/13	200,000	219,439
	AngloGold Ashanti Holdings
	5.375% 4/15/20	25,000	25,430
	6.50% 4/15/40	10,000	10,350
	Bank of America
	2.10% 4/30/12	400,000	409,807
	2.375% 6/22/12	200,000	206,199
	3.125% 6/15/12	450,000	470,171
	4.90% 5/1/13	100,000	104,837
	5.375% 9/11/12	250,000	261,249
	5.625% 10/14/16	200,000	207,519
	5.65% 5/1/18	200,000	205,285
	5.75% 12/1/17	100,000	103,864
	6.50% 8/1/16	200,000	216,717
	7.25% 10/15/25	30,000	31,821
	7.375% 5/15/14	400,000	448,684
	7.625% 6/1/19	300,000	344,221
	Boeing Capital 6.50% 2/15/12	50,000	54,321
	BP Capital Markets
	1.55% 8/11/11	50,000	47,654
	3.125% 3/10/12	100,000	92,489
	3.625% 5/8/14	100,000	85,639
	3.875% 3/10/15	100,000	85,303
	4.75% 3/10/19	100,000	83,209
	5.25% 11/7/13	100,000	91,994
	Caterpillar Financial Services
	1.90% 12/17/12	125,000	126,640
	2.00% 4/5/13	100,000	101,227
	4.90% 8/15/13	50,000	54,755
	6.125% 2/17/14	300,000	339,801
	7.15% 2/15/19	100,000	123,372
	Citigroup
	2.125% 4/30/12	450,000	461,235
	2.875% 12/9/11	100,000	103,145
	5.00% 9/15/14	250,000	250,284
	5.10% 9/29/11	100,000	102,855
	5.25% 2/27/12	100,000	103,613
	5.30% 10/17/12	300,000	311,060
	5.50% 4/11/13	300,000	312,050
	5.50% 2/15/17	150,000	147,884
	5.625% 8/27/12	100,000	103,104
	5.85% 8/2/16	100,000	103,928
	6.00% 12/13/13	200,000	209,985
	6.00% 8/15/17	100,000	104,023
	6.01% 1/15/15	300,000	314,976
	6.125% 11/21/17	200,000	209,171
	6.125% 5/15/18	125,000	130,663
	6.125% 8/25/36	200,000	182,340
	6.375% 8/12/14	500,000	531,555
	6.50% 8/19/13	100,000	106,593
	6.625% 6/15/32	100,000	95,462
	6.875% 3/5/38	350,000	368,336
	8.125% 7/15/39	50,000	59,834
	8.50% 5/22/19	300,000	358,215
	Citigroup Funding
	1.875% 10/22/12	200,000	204,319
	1.875% 11/15/12	200,000	204,335
	2.00% 3/30/12	200,000	204,245
	2.125% 7/12/12	200,000	205,286
	2.25% 12/10/12	200,000	206,002
	CME Group 5.75% 2/15/14	200,000	222,640
	ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	116,316
	Countrywide Financial
	5.80% 6/7/12	500,000	526,012
	6.25% 5/15/16	200,000	208,754
•	GE Capital Trust I 6.375% 11/15/67	100,000	93,625
	General Electric Capital
	2.00% 9/28/12	200,000	204,887
	2.125% 12/21/12	300,000	308,611
	2.20% 6/8/12	300,000	308,062
	2.25% 3/12/12	100,000	102,638
	2.625% 12/28/12	300,000	311,943
	2.80% 1/8/13	100,000	101,171
	3.00% 12/9/11	400,000	413,346
	3.50% 8/13/12	100,000	103,272
	3.75% 11/14/14	100,000	102,401
	4.80% 5/1/13	200,000	213,357
	4.875% 3/4/15	100,000	106,850
	5.00% 11/15/11	150,000	157,200
	5.25% 10/19/12	200,000	213,894
	5.45% 1/15/13	200,000	215,056
	5.50% 1/8/20	100,000	105,872
	5.625% 9/15/17	100,000	107,042
	5.625% 5/1/18	550,000	585,418
	5.875% 2/15/12	200,000	212,631
	5.875% 1/14/38	400,000	393,562
	5.90% 5/13/14	600,000	662,864
	6.00% 6/15/12	500,000	538,310
	6.00% 8/7/19	100,000	108,448
	6.75% 3/15/32	330,000	356,198
	6.875% 1/10/39	500,000	553,885
	GMAC
	1.75% 10/30/12	200,000	203,586
	2.20% 12/19/12	250,000	257,001

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)

JPMorgan Chase
2.125% 6/22/12	$100,000	$102,634
2.125% 12/26/12	300,000	308,716
2.20% 6/15/12	200,000	205,603
3.125% 12/1/11	300,000	310,461
3.70% 1/20/15	200,000	204,782
4.65% 6/1/14	300,000	320,169
4.75% 5/1/13	200,000	213,503
5.125% 9/15/14	300,000	320,441
5.375% 10/1/12	100,000	108,141
6.00% 1/15/18	150,000	165,888
6.30% 4/23/19	200,000	226,287
6.40% 5/15/38	200,000	232,312
6.625% 3/15/12	100,000	107,641
JPMorgan Chase Capital XX 6.55% 9/29/36	200,000	191,799
JPMorgan Chase Capital XXII 6.45% 2/2/37	150,000	142,023
JPMorgan Chase Capital XXVII 7.00% 11/1/39	100,000	102,013
NASDAQ OMX Group
4.00% 1/15/15	100,000	101,781
5.55% 1/15/20	100,000	102,240
National Rural Utilities Cooperative Finance
5.45% 2/1/18	25,000	27,781
5.50% 7/1/13	100,000	110,639
7.25% 3/1/12	100,000	109,702
8.00% 3/1/32	150,000	193,947
10.375% 11/1/18	100,000	138,877
Private Export Funding
4.30% 12/15/21	100,000	104,582
4.55% 5/15/15	100,000	111,016
4.95% 11/15/15	100,000	113,024
TECO Finance 6.572% 11/1/17	100,000	113,942

		22,851,291

Diversified Telecommunication Services–1.01%
AT&T
4.85% 2/15/14	100,000	109,616
4.95% 1/15/13	150,000	162,919
5.50% 2/1/18	300,000	332,268
5.80% 2/15/19	150,000	169,167
6.30% 1/15/38	100,000	108,887
6.40% 5/15/38	50,000	55,159
6.55% 2/15/39	350,000	393,374
6.70% 11/15/13	200,000	230,992
6.80% 5/15/36	200,000	230,181
7.30% 11/15/11	200,000	216,254
8.00% 11/15/31	160,000	206,546
BellSouth
5.20% 9/15/14	200,000	222,451
6.55% 6/15/34	100,000	110,480
6.875% 10/15/31	100,000	114,245
British Telecommunications
5.15% 1/15/13	200,000	209,867
9.875% 12/15/30	100,000	122,340
CenturyTel 7.60% 9/15/39	100,000	95,069
Deutsche Telekom International Finance
5.25% 7/22/13	200,000	215,336
5.75% 3/23/16	100,000	109,548
6.00% 7/8/19	250,000	276,968
8.75% 6/15/30	200,000	259,026
Embarq
7.082% 6/1/16	225,000	240,153
7.995% 6/1/36	50,000	49,756
France Telecom
5.375% 7/8/19	300,000	327,898
8.50% 3/1/31	100,000	137,999
GTE
6.94% 4/15/28	100,000	110,304
8.75% 11/1/21	100,000	131,308
Nokia
5.375% 5/15/19	100,000	105,395
6.625% 5/15/39	40,000	44,083
Pacific Bell Telephone 6.625% 10/15/34	100,000	102,758
Qwest
7.50% 6/15/23	100,000	96,250
#144A 8.375% 5/1/16	200,000	219,500
SBC Communications
5.10% 9/15/14	50,000	55,520
5.625% 6/15/16	100,000	113,488
Telecom Italia Capital
5.25% 11/15/13	100,000	103,369
5.25% 10/1/15	100,000	101,040
6.175% 6/18/14	100,000	104,635
7.175% 6/18/19	100,000	107,840
7.20% 7/18/36	100,000	97,263
7.721% 6/4/38	250,000	256,724
Telefonica Emisiones
2.582% 4/26/13	100,000	99,379
3.729% 4/27/15	75,000	74,863
4.949% 1/15/15	85,000	89,132
5.134% 4/27/20	90,000	90,379
5.877% 7/15/19	100,000	106,845
6.421% 6/20/16	175,000	192,196
7.045% 6/20/36	175,000	194,221
Verizon Communications
4.35% 2/15/13	200,000	213,924
5.50% 4/1/17	200,000	222,185
5.50% 2/15/18	150,000	164,855

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications (continued)

6.35% 4/1/19	$250,000	$289,780
6.90% 4/15/38	250,000	293,158
7.35% 4/1/39	100,000	123,359
8.95% 3/1/39	200,000	284,222
Verizon Florida 6.125% 1/15/13	100,000	109,168
Verizon Global Funding
7.375% 9/1/12	200,000	224,812
7.75% 12/1/30	100,000	124,966
Verizon Pennsylvania 5.65% 11/15/11	100,000	105,146

		9,458,566

Electric Utilities–1.28%
AEP Texas Central 5.17% 1/1/18	250,000	283,386
Alabama Power
5.80% 11/15/13	100,000	113,106
6.125% 5/15/38	100,000	115,330
Ameren 8.875% 5/15/14	100,000	116,020
Ameren Energy Generating 6.30% 4/1/20	50,000	50,985
Appalachian Power 5.00% 6/1/17	100,000	105,803
Atlantic City Electric 7.75% 11/15/18	15,000	18,928
Baltimore Gas & Electric 6.35% 10/1/36	100,000	112,641
Carolina Power & Light
5.125% 9/15/13	100,000	110,223
5.30% 1/15/19	100,000	112,010
6.30% 4/1/38	50,000	59,785
CenterPoint Energy Houston Electric 5.75% 1/15/14	100,000	111,905
Cincinnati Gas & Electric 5.70% 9/15/12	50,000	54,119
Cleco Power 6.50% 12/1/35	50,000	54,024
Cleveland Electric Illuminating 5.70% 4/1/17	100,000	108,543
Columbus Southern Power 5.50% 3/1/13	50,000	54,480
Commonwealth Edison
5.80% 3/15/18	100,000	113,168
6.45% 1/15/38	100,000	117,873
Consolidated Edison
4.875% 2/1/13	100,000	108,440
5.85% 3/15/36	100,000	108,864
6.30% 8/15/37	20,000	23,084
6.75% 4/1/38	25,000	30,574
7.125% 12/1/18	100,000	124,308
Consumers Energy
5.65% 9/15/18	100,000	111,068
5.65% 4/15/20	100,000	111,282
Detroit Edison 6.625% 6/1/36	100,000	120,326
Duke Energy
3.35% 4/1/15	100,000	102,109
5.05% 9/15/19	100,000	106,829
5.65% 6/15/13	100,000	110,336
Duke Energy Carolinas
5.30% 2/15/40	100,000	105,903
6.10% 6/1/37	70,000	80,304
7.00% 11/15/18	100,000	124,528
Duke Energy Indiana 6.45% 4/1/39	130,000	158,133
Duke Energy Ohio
2.10% 6/15/13	100,000	101,682
5.45% 4/1/19	50,000	56,886
Energy East 6.75% 7/15/36	100,000	107,207
Entergy Texas 7.125% 2/1/19	455,000	538,372
Exelon 4.90% 6/15/15	50,000	53,455
Exelon Generation
5.35% 1/15/14	100,000	109,099
6.20% 10/1/17	25,000	28,461
FirstEnergy
6.45% 11/15/11	7,000	7,396
7.375% 11/15/31	100,000	105,729
FirstEnergy Solutions
4.80% 2/15/15	80,000	83,798
6.05% 8/15/21	100,000	102,200
Florida Power 6.40% 6/15/38	100,000	119,940
Florida Power & Light
5.69% 3/1/40	50,000	55,642
5.95% 2/1/38	100,000	114,636
5.96% 4/1/39	100,000	115,068
FPL Group Capital
2.55% 11/15/13	100,000	100,922
5.625% 9/1/11	25,000	26,145
6.00% 3/1/19	100,000	112,569
Georgia Power
4.25% 12/1/19	80,000	83,932
5.25% 12/15/15	25,000	28,111
5.95% 2/1/39	100,000	110,470
Hydro-Quebec
8.05% 7/7/24	50,000	72,036
8.50% 12/1/29	115,000	168,529
Indiana Michigan Power 7.00% 3/15/19	100,000	117,198
Interstate Power & Light 6.25% 7/15/39	30,000	34,747
Jersey Central Power & Light 7.35% 2/1/19	100,000	119,072
MidAmerican Energy
5.30% 3/15/18	100,000	111,413
5.75% 11/1/35	25,000	26,962
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	112,047
5.875% 10/1/12	100,000	108,324
5.95% 5/15/37	25,000	26,865
6.125% 4/1/36	50,000	55,235
6.50% 9/15/37	100,000	115,277
National Grid 6.30% 8/1/16	100,000	113,030

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)

Nevada Power
6.50% 8/1/18	$50,000	$57,329
7.125% 3/15/19	100,000	118,481
Northern States Power
5.25% 3/1/18	100,000	111,812
5.35% 11/1/39	40,000	42,209
NSTAR Electric 4.875% 10/15/12	100,000	108,113
Ohio Edison 8.25% 10/15/38	100,000	134,904
Ohio Power 5.375% 10/1/21	125,000	133,666
Oncor Electric Delivery
5.95% 9/1/13	200,000	220,384
6.375% 5/1/12	175,000	189,111
7.00% 5/1/32	50,000	58,826
Ontario Electricity Financial 7.45% 3/31/13	100,000	115,107
Pacific Gas & Electric
6.05% 3/1/34	200,000	223,876
6.25% 3/1/39	100,000	115,727
6.25% 12/1/13	100,000	113,688
8.25% 10/15/18	100,000	128,151
PacifiCorp
5.75% 4/1/37	100,000	110,371
6.00% 1/15/39	100,000	115,294
6.35% 7/15/38	25,000	29,891
7.70% 11/15/31	100,000	132,964
PECO Energy 5.95% 10/1/36	100,000	112,383
Pepco Holdings 6.45% 8/15/12	50,000	55,731
Portland General Electric 6.10% 4/15/19	100,000	116,549
Potomac Electric Power 7.90% 12/15/38	100,000	136,321
PPL Electric Utilities 6.25% 5/15/39	30,000	35,237
PPL Energy Supply
6.40% 11/1/11	100,000	106,517
6.50% 5/1/18	25,000	27,693
Progress Energy
6.00% 12/1/39	50,000	53,704
7.05% 3/15/19	100,000	118,341
7.75% 3/1/31	50,000	63,495
Public Service Company of Colorado 5.125% 6/1/19	135,000	149,712
Public Service of Oklahoma 5.15% 12/1/19	75,000	79,125
Public Service Electric & Gas
5.30% 5/1/18	50,000	54,930
5.375% 9/1/13	50,000	55,351
5.50% 3/1/40	100,000	109,507
San Diego Gas & Electric 6.00% 6/1/39	110,000	128,993
Scottish Power 5.375% 3/15/15	100,000	107,059
Sierra Pacific Power 6.00% 5/15/16	100,000	112,177
South Carolina Electric & Gas
5.25% 11/1/18	80,000	88,335
6.05% 1/15/38	25,000	28,537
Southern
4.15% 5/15/14	50,000	52,789
5.30% 1/15/12	100,000	105,792
Southern California Edison
5.75% 3/15/14	100,000	112,631
5.95% 2/1/38	25,000	28,992
6.05% 3/15/39	170,000	200,259
Tampa Electric 6.10% 5/15/18	50,000	56,736
Toledo Edison 7.25% 5/1/20	30,000	36,413
Union Electric
6.70% 2/1/19	50,000	58,220
8.45% 3/15/39	80,000	114,018
Virginia Electric & Power
4.75% 3/1/13	50,000	54,192
5.00% 6/30/19	200,000	218,470
6.00% 5/15/37	25,000	27,918
8.875% 11/15/38	100,000	145,518
Wisconsin Electric Power
4.25% 12/15/19	25,000	26,030
6.00% 4/1/14	100,000	114,056

		12,032,507

Electrical Equipment–0.05%
Cooper 5.25% 11/15/12	25,000	26,986
Emerson Electric
4.125% 4/15/15	100,000	108,135
4.25% 11/15/20	50,000	53,255
5.25% 10/15/18	125,000	141,504
5.25% 11/15/39	50,000	53,643
Roper Industries 6.25% 9/1/19	100,000	111,061

		494,584

Electronic Equipment & Instruments–0.07%
Agilent Technologies 5.50% 9/14/15	100,000	107,758
Amphenol 4.75% 11/15/14	100,000	106,067
Arrow Electronics 6.00% 4/1/20	50,000	51,765
Avnet 5.875% 3/15/14	100,000	108,443
Philips Electronics
5.75% 3/11/18	200,000	226,497
6.875% 3/11/38	50,000	61,878

		662,408

Energy Equipment & Services–0.11%
Baker Hughes
6.50% 11/15/13	50,000	57,163
6.875% 1/15/29	100,000	117,980
Diamond Offshore Drilling
5.70% 10/15/39	100,000	90,355
5.875% 5/1/19	40,000	41,529
Halliburton
5.90% 9/15/18	50,000	53,598
7.45% 9/15/39	100,000	119,143

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)

Rowan 7.875% 8/1/19	$65,000	$71,727
Transocean
6.00% 3/15/18	125,000	115,216
6.80% 3/15/38	50,000	45,190
Weatherford International
5.15% 3/15/13	100,000	104,827
6.00% 3/15/18	50,000	51,523
7.00% 3/15/38	25,000	23,727
9.625% 3/1/19	100,000	120,603
9.875% 3/1/39	50,000	61,233

		1,073,814

Food & Staples Retailing–0.36%
Costco Wholesale
5.30% 3/15/12	125,000	134,029
5.50% 3/15/17	50,000	57,632
CVS Caremark
3.25% 5/18/15	100,000	101,690
4.75% 5/18/20	100,000	102,571
5.75% 6/1/17	150,000	167,112
6.125% 9/15/39	100,000	107,269
6.25% 6/1/27	30,000	32,819
• 6.302% 6/1/37	100,000	89,538
6.60% 3/15/19	100,000	116,565
Delhaize America 9.00% 4/15/31	125,000	171,314
Delhaize Group 5.875% 2/1/14	45,000	50,263
Kroger
3.90% 10/1/15	130,000	137,296
5.00% 4/15/13	100,000	107,104
6.90% 4/15/38	100,000	121,526
Safeway
6.25% 3/15/14	100,000	113,903
6.35% 8/15/17	50,000	57,793
Sysco 6.625% 3/17/39	50,000	63,807
Walgreen
4.875% 8/1/13	100,000	110,048
5.25% 1/15/19	50,000	56,815
Wal-Mart Stores
3.20% 5/15/14	200,000	211,030
4.125% 2/1/19	100,000	104,618
4.25% 4/15/13	100,000	107,647
4.55% 5/1/13	100,000	108,841
5.25% 9/1/35	100,000	105,695
5.80% 2/15/18	200,000	235,965
6.20% 4/15/38	200,000	234,964
6.50% 8/15/37	225,000	273,446
7.55% 2/15/30	100,000	133,066

		3,414,366

Food Products–0.36%
Archer-Daniels-Midland
5.375% 9/15/35	100,000	105,405
5.45% 3/15/18	100,000	113,932
Bunge Limited Finance 8.50% 6/15/19	135,000	161,475
Campbell Soup
3.05% 7/15/17	100,000	99,711
3.375% 8/15/14	100,000	106,025
4.50% 2/15/19	35,000	38,193
ConAgra Foods
5.819% 6/15/17	50,000	56,489
8.25% 9/15/30	100,000	129,125
General Mills
5.20% 3/17/15	100,000	112,293
5.40% 6/15/40	45,000	48,031
5.65% 2/15/19	100,000	113,825
Heinz (H.J.) 5.35% 7/15/13	100,000	109,981
Heinz (H.J.) Finance 6.75% 3/15/32	30,000	34,692
Hershey 5.00% 4/1/13	100,000	109,453
Kellogg
4.25% 3/6/13	50,000	53,622
7.45% 4/1/31	100,000	132,407
Kraft Foods
4.125% 2/9/16	50,000	52,840
5.375% 2/10/20	100,000	107,357
6.125% 2/1/18	150,000	170,496
6.25% 6/1/12	275,000	299,881
6.50% 8/11/17	400,000	465,280
6.50% 11/1/31	100,000	110,118
6.50% 2/9/40	300,000	336,667
6.875% 2/1/38	50,000	58,310
Ralcorp Holdings 6.625% 8/15/39	50,000	54,750
Sara Lee
6.125% 11/1/32	25,000	26,875
6.25% 9/15/11	100,000	105,924
Unilever Capital 4.80% 2/15/19	100,000	109,525

		3,422,682

Gas Utilities–0.03%
Atmos Energy 8.50% 3/15/19	100,000	125,885
CenterPoint Energy Resources 7.875% 4/1/13	50,000	57,330
Southern Union 7.60% 2/1/24	45,000	49,724

		232,939

Health Care Equipment & Supplies–0.18%
Baxter International
4.50% 8/15/19	100,000	107,134
4.625% 3/15/15	50,000	55,152
6.25% 12/1/37	50,000	59,393
Beckman Coulter 6.00% 6/1/15	50,000	56,389
Becton Dickinson 6.00% 5/15/39	100,000	117,322
CareFusion 6.375% 8/1/19	50,000	57,217

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)

Covidien International Finance
1.875% 6/15/13	$100,000	$100,692
2.80% 6/15/15	100,000	101,107
4.20% 6/15/20	100,000	102,550
6.00% 10/15/17	25,000	29,055
6.55% 10/15/37	100,000	121,407
Hospira
5.90% 6/15/14	100,000	111,822
6.05% 3/30/17	25,000	28,186
6.40% 5/15/15	15,000	17,060
Medtronic
3.00% 3/15/15	100,000	103,704
5.60% 3/15/19	100,000	115,009
St. Jude Medical 3.75% 7/15/14	100,000	105,682
Stryker
3.00% 1/15/15	100,000	103,362
4.375% 1/15/20	100,000	106,576
Zimmer Holdings 5.75% 11/30/39	100,000	106,894

		1,705,713

Health Care Providers & Services–0.24%
Aetna
6.00% 6/15/16	50,000	57,085
6.50% 9/15/18	100,000	115,904
6.75% 12/15/37	100,000	113,583
AmerisourceBergen 4.875% 11/15/19	50,000	51,900
CIGNA
5.125% 6/15/20	195,000	203,355
7.875% 5/15/27	25,000	29,707
Express Scripts 5.25% 6/15/12	200,000	213,765
Humana 7.20% 6/15/18	100,000	111,799
Medco Health Solutions
7.125% 3/15/18	125,000	149,561
7.25% 8/15/13	50,000	57,723
Quest Diagnostics
4.75% 1/30/20	60,000	60,479
5.75% 1/30/40	40,000	39,520
UnitedHealth Group
5.50% 11/15/12	200,000	214,874
6.00% 2/15/18	200,000	223,348
6.50% 6/15/37	50,000	54,128
6.625% 11/15/37	100,000	110,283
WellPoint
5.25% 1/15/16	100,000	109,616
5.85% 1/15/36	25,000	25,215
5.875% 6/15/17	50,000	55,783
6.00% 2/15/14	100,000	112,226
7.00% 2/15/19	100,000	118,813

		2,228,667

Hotels, Restaurants & Leisure–0.08%
Darden Restaurants 6.80% 10/15/37	84,000	96,125
Marriott International 5.625% 2/15/13	50,000	53,302
McDonald’s
4.30% 3/1/13	50,000	53,749
5.35% 3/1/18	200,000	229,422
5.80% 10/15/17	100,000	116,940
6.30% 3/1/38	50,000	61,280
Yum Brands
4.25% 9/15/15	50,000	53,115
5.30% 9/15/19	50,000	53,859

		717,792

Household Durables–0.09%
Avery Dennison 5.375% 4/15/20	50,000	53,528
Black & Decker 8.95% 4/15/14	100,000	121,801
Fortune Brands
3.00% 6/1/12	100,000	101,251
5.375% 1/15/16	50,000	53,968
6.375% 6/15/14	200,000	222,813
Snap-On 6.125% 9/1/21	50,000	56,474
Toll Brothers Finance
6.75% 11/1/19	50,000	49,098
8.91% 10/15/17	50,000	55,837
Whirlpool
5.50% 3/1/13	50,000	53,586
8.00% 5/1/12	75,000	82,083

		850,439

Household Products–0.10%
Clorox
5.00% 3/1/13	100,000	108,786
5.95% 10/15/17	100,000	115,658
Kimberly-Clark
6.125% 8/1/17	100,000	118,536
7.50% 11/1/18	100,000	127,940
Procter & Gamble
1.375% 8/1/12	75,000	75,786
3.15% 9/1/15	100,000	105,207
4.70% 2/15/19	100,000	109,775
4.85% 12/15/15	50,000	56,643
5.55% 3/5/37	100,000	113,417

		931,748

Independent Power Producers & Energy Traders–0.08%
Constellation Energy Group
4.55% 6/15/15	25,000	26,332
7.60% 4/1/32	100,000	120,813
Exelon Generation 6.25% 10/1/39	100,000	107,190
Oglethorpe Power 5.95% 11/1/39	100,000	113,033

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Independent Power Producers & Energy Traders (continued)

	PSEG Power
	#144A 2.50% 4/15/13	$75,000	$75,777
	#144A 5.125% 4/15/20	60,000	62,319
	5.50% 12/1/15	100,000	110,698
	TransAlta 4.75% 1/15/15	100,000	105,402

			721,564

	Industrial Conglomerates–0.14%
	3M
	4.375% 8/15/13	25,000	27,301
	4.50% 11/1/11	100,000	104,804
	6.375% 2/15/28	25,000	30,187
	General Electric
	5.00% 2/1/13	150,000	160,951
	5.25% 12/6/17	300,000	326,726
	ITT 4.90% 5/1/14	45,000	49,079
	Textron 6.20% 3/15/15	100,000	107,740
	Tyco Electronics Group 6.55% 10/1/17	100,000	115,010
	Tyco International Finance
	3.375% 10/15/15	100,000	103,345
	4.125% 10/15/14	100,000	106,254
	6.00% 11/15/13	50,000	56,008
	8.50% 1/15/19	100,000	129,478

			1,316,883

	Insurance–0.74%
	ACE INA Holdings
	5.70% 2/15/17	50,000	54,824
	5.90% 6/15/19	125,000	137,352
	Aegon 4.625% 12/1/15	100,000	102,391
	AFLAC
	6.90% 12/17/39	30,000	31,285
	8.50% 5/15/19	100,000	120,512
	Allstate
	5.00% 8/15/14	75,000	81,895
	5.55% 5/9/35	200,000	197,273
	7.45% 5/16/19	100,000	118,053
	American Financial Group 9.875% 6/15/19	100,000	119,797
	American International Group
	4.25% 5/15/13	70,000	67,900
	5.05% 10/1/15	200,000	184,750
	5.85% 1/16/18	200,000	179,750
	8.25% 8/15/18	234,000	238,094
	Assurant 5.625% 2/15/14	100,000	105,752
	AXA 8.60% 12/15/30	100,000	113,237
	Axis Specialty Finance 5.875% 6/1/20	100,000	95,999
	Berkshire Hathaway Finance
	4.00% 4/15/12	600,000	631,388
	4.60% 5/15/13	100,000	108,641
	5.40% 5/15/18	50,000	55,624
	5.75% 1/15/40	100,000	106,275
	Chubb
	5.75% 5/15/18	100,000	111,519
	6.00% 5/11/37	100,000	108,520
	CNA Financial 7.35% 11/15/19	120,000	127,734
	Delphi Financial Group 7.875% 1/31/20	25,000	27,372
	Genworth Financial
	5.75% 6/15/14	100,000	100,002
	6.515% 5/22/18	50,000	48,207
	7.70% 6/15/20	100,000	100,063
	Hartford Financial Services Group
	4.625% 7/15/13	100,000	102,975
	6.10% 10/1/41	50,000	43,497
	6.30% 3/15/18	100,000	103,767
	HCC Insurance Holdings 6.30% 11/15/19	50,000	52,592
	Loews 6.00% 2/1/35	100,000	97,673
	Markel 7.125% 9/30/19	100,000	109,898
	Marsh & McLennan
	5.375% 7/15/14	100,000	105,807
	5.75% 9/15/15	50,000	53,538
	MetLife
	5.00% 6/15/15	100,000	107,005
	5.70% 6/15/35	50,000	49,060
	6.125% 12/1/11	100,000	105,837
	6.50% 12/15/32	100,000	106,132
	6.75% 6/1/16	200,000	226,548
	10.75% 8/1/39	150,000	178,709
	PartnerRe Finance 5.50% 6/1/20	100,000	96,822
	Principal Financial Group 8.875% 5/15/19	100,000	122,812
	Principal Life Income Funding Trusts 5.30% 4/24/13	150,000	162,306
•	Progressive 6.70% 6/15/37	100,000	93,626
	Protective Life
	7.375% 10/15/19	50,000	54,380
	8.45% 10/15/39	25,000	26,754
	Prudential Financial
	2.75% 1/14/13	50,000	50,275
	3.875% 1/14/15	65,000	65,530
	4.50% 7/15/13	100,000	103,902
	5.10% 9/20/14	100,000	106,449
	5.15% 1/15/13	100,000	105,896
	5.70% 12/14/36	50,000	46,615
	7.375% 6/15/19	175,000	202,982
	Reinsurance Group of America 6.45% 11/15/19	90,000	96,359
	St .Paul Traveler 6.75% 6/20/36	100,000	117,247
	Torchmark 9.25% 6/15/19	25,000	31,299
	Transatlantic Holdings 8.00% 11/30/39	100,000	101,250

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Insurance (continued)

	Travelers
	5.90% 6/2/19	$100,000	$111,228
	6.25% 6/15/37	100,000	110,999
	Willis North America 7.00% 9/29/19	100,000	107,550
	XL Capital 5.25% 9/15/14	100,000	102,418

			6,933,946

	IT Services–0.06%
	Computer Sciences 6.50% 3/15/18	150,000	167,479
	Electronic Data Systems 7.45% 10/15/29	25,000	32,574
	Fiserv 6.125% 11/20/12	100,000	109,714
	Western Union
	#144A 5.253% 4/1/20	107,000	114,376
	6.50% 2/26/14	100,000	112,437

			536,580

	Leisure Equipment & Products–0.01%
	Hasbro 6.35% 3/15/40	65,000	66,442

			66,442

	Life Sciences Tools & Services–0.01%
	Thermo Fisher Scientific 4.70% 5/1/20	100,000	107,927

			107,927

	Machinery–0.15%
	Caterpillar
	6.05% 8/15/36	50,000	57,725
	7.90% 12/15/18	100,000	128,741
	8.25% 12/15/38	100,000	146,314
	Danaher 5.625% 1/15/18	100,000	115,298
	Deere
	4.375% 10/16/19	150,000	160,131
	5.375% 10/16/29	100,000	109,627
	Dover
	4.875% 10/15/15	50,000	56,189
	6.60% 3/15/38	25,000	31,246
	Eaton
	5.95% 3/20/14	100,000	113,632
	6.95% 3/20/19	50,000	62,102
	Ingersoll-Rand Global Holdings 9.50% 4/15/14	300,000	372,000
	Parker Hannifin 6.25% 5/15/38	50,000	59,636

			1,412,641

	Media–0.95%
	AOL Time Warner 7.625% 4/15/31	125,000	150,797
	CBS
	5.625% 8/15/12	50,000	53,001
	7.875% 7/30/30	100,000	116,092
	8.875% 5/15/19	100,000	126,015
	Comcast
	5.15% 3/1/20	100,000	104,894
	5.70% 5/15/18	200,000	220,201
	5.70% 7/1/19	200,000	220,248
	5.90% 3/15/16	150,000	169,249
	6.40% 3/1/40	100,000	108,003
	6.45% 3/15/37	200,000	216,974
	6.50% 1/15/15	100,000	114,888
	6.50% 1/15/17	100,000	114,739
	6.50% 11/15/35	100,000	109,101
	6.95% 8/15/37	250,000	285,308
	Comcast Cable Communications 7.125% 6/15/13	100,000	113,179
	COX Communications
	5.45% 12/15/14	100,000	110,488
	7.125% 10/1/12	100,000	111,170
	DIRECTV Holdings
	3.55% 3/15/15	195,000	196,505
	5.20% 3/15/20	65,000	67,873
	6.35% 3/15/40	50,000	53,726
	DIRECTV Holdings/Financing
	5.875% 10/1/19	40,000	43,774
	7.625% 5/15/16	107,000	116,367
	Discovery Communications
	3.70% 6/1/15	100,000	102,639
	5.625% 8/15/19	200,000	216,885
	Disney (Walt)
	4.50% 12/15/13	200,000	220,450
	6.00% 7/17/17	150,000	176,352
	6.375% 3/1/12	100,000	108,431
	Grupo Televisa
	6.625% 1/15/40	100,000	104,692
	8.50% 3/11/32	200,000	248,103
	Historic TW 6.625% 5/15/29	100,000	110,362
	McGraw-Hill 6.55% 11/15/37	100,000	114,989
#	NBC Universal 144A
	3.65% 4/30/15	75,000	76,779
	5.15% 4/30/20	70,000	73,150
	6.40% 4/30/40	20,000	21,438
	News America
	5.30% 12/15/14	125,000	139,035
	5.65% 8/15/20	100,000	110,666
	6.15% 3/1/37	30,000	31,392
	6.40% 12/15/35	200,000	218,377
	6.65% 11/15/37	50,000	56,303
	6.90% 8/15/39	100,000	115,152
	Omnicom Group 6.25% 7/15/19	100,000	114,016
	Reed Elsevier Capital 8.625% 1/15/19	100,000	127,510
	Rogers Communications
	6.80% 8/15/18	150,000	177,600
	7.50% 8/15/38	25,000	31,646

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Media (continued)

Rogers Wireless 7.25% 12/15/12	$100,000	$111,949
Thomson Reuters
4.70% 10/15/19	100,000	106,027
5.95% 7/15/13	100,000	111,873
6.50% 7/15/18	50,000	59,156
Time Warner
4.875% 3/15/20	200,000	206,652
5.875% 11/15/16	150,000	169,323
6.50% 11/15/36	100,000	109,113
6.875% 5/1/12	200,000	217,983
7.70% 5/1/32	130,000	157,236
Time Warner Cable
3.50% 2/1/15	50,000	51,167
5.00% 2/1/20	145,000	148,564
5.85% 5/1/17	100,000	109,951
6.20% 7/1/13	50,000	55,961
6.55% 5/1/37	50,000	54,068
6.75% 7/1/18	200,000	229,936
6.75% 6/15/39	100,000	110,843
7.30% 7/1/38	150,000	174,714
7.50% 4/1/14	100,000	116,286
8.25% 2/14/14	100,000	118,299
8.25% 4/1/19	100,000	123,180
Time Warner Entertainment 8.375% 3/15/23	250,000	321,201
Viacom
5.625% 9/15/19	100,000	109,743
6.25% 4/30/16	100,000	113,565
6.875% 4/30/36	150,000	170,355

		8,875,704

Metals & Mining–0.49%
Alcan 6.125% 12/15/33	50,000	53,708
Alcoa
6.00% 7/15/13	300,000	316,173
6.75% 7/15/18	100,000	101,075
Allegheny Technologies 9.375% 6/1/19	100,000	118,262
ArcelorMittal
5.375% 6/1/13	50,000	52,620
6.125% 6/1/18	50,000	52,376
7.00% 10/15/39	100,000	105,964
9.00% 2/15/15	100,000	117,759
9.85% 6/1/19	100,000	125,160
Barrick Australian Finance 5.95% 10/15/39	100,000	106,945
Barrick Gold 6.95% 4/1/19	100,000	120,107
Barrick North American Finance 7.50% 9/15/38	25,000	31,120
BHP Billiton Finance
4.80% 4/15/13	50,000	54,260
5.40% 3/29/17	100,000	112,843
5.50% 4/1/14	100,000	111,602
6.50% 4/1/19	150,000	180,196
Commercial Metals 7.35% 8/15/18	100,000	105,121
Freeport McMoRan Copper & Gold
8.25% 4/1/15	100,000	108,607
8.375% 4/1/17	175,000	192,750
Newmont Mining
5.125% 10/1/19	180,000	193,232
6.25% 10/1/39	100,000	109,515
Nucor
5.75% 12/1/17	50,000	57,162
5.85% 6/1/18	100,000	114,777
Rio Tinto Finance
5.875% 7/15/13	200,000	219,283
6.50% 7/15/18	50,000	57,078
7.125% 7/15/28	75,000	89,313
8.95% 5/1/14	190,000	230,650
9.00% 5/1/19	100,000	131,440
Southern Copper
5.375% 4/16/20	25,000	25,183
6.75% 4/16/40	110,000	109,283
Teck Resources
9.75% 5/15/14	200,000	236,556
10.75% 5/15/19	200,000	245,428
Vale Overseas
5.625% 9/15/19	100,000	106,010
6.25% 1/11/16	100,000	109,956
6.875% 11/21/36	100,000	104,501
6.875% 11/10/39	170,000	178,449
Xstrata Canada 7.25% 7/15/12	100,000	108,359

		4,592,823

Multi-Utilities–0.22%
Alliant Energy 4.00% 10/15/14	50,000	51,645
Avista 5.125% 4/1/22	30,000	32,038
CenterPoint Energy 5.95% 2/1/17	100,000	108,294
Consolidated Edison New York 5.50% 12/1/39	80,000	83,356
Dominion Resources
5.20% 8/15/19	80,000	86,896
5.95% 6/15/35	25,000	26,555
6.40% 6/15/18	76,000	88,147
8.875% 1/15/19	100,000	132,296
DTE Energy
6.35% 6/1/16	50,000	56,065
7.625% 5/15/14	100,000	116,966
KeySpan 8.00% 11/15/30	25,000	32,453

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Multi-Utilities (continued)

	NiSource Finance
	5.40% 7/15/14	$150,000	$160,410
	5.45% 9/15/20	25,000	25,799
	6.125% 3/1/22	100,000	106,961
	NSTAR 4.50% 11/15/19	110,000	117,100
	Puget Sound Energy
	5.764% 7/15/40	50,000	52,011
	5.795% 3/15/40	100,000	104,449
	SCANA 6.25% 4/1/20	100,000	111,345
	Sempra Energy
	6.00% 2/1/13	50,000	54,376
	6.00% 10/15/39	125,000	133,100
	6.15% 6/15/18	25,000	28,574
	6.50% 6/1/16	130,000	149,360
	Xcel Energy
	4.70% 5/15/20	100,000	104,260
	6.50% 7/1/36	100,000	115,748

			2,078,204

	Multiline Retail–0.09%
	Kohl’s 6.25% 12/15/17	50,000	58,327
	Nordstrom
	4.75% 5/1/20	45,000	46,696
	6.75% 6/1/14	60,000	69,785
	Target
	5.125% 1/15/13	100,000	109,171
	5.875% 3/1/12	100,000	107,896
	5.875% 7/15/16	100,000	117,376
	6.00% 1/15/18	50,000	59,168
	6.50% 10/15/37	100,000	120,982
	7.00% 1/15/38	150,000	192,282

			881,683

	Office Electronics–0.06%
	Xerox
	5.50% 5/15/12	100,000	106,643
	6.35% 5/15/18	150,000	167,576
	6.40% 3/15/16	100,000	112,535
	8.25% 5/15/14	125,000	146,642

			533,396

	Oil, Gas & Consumable Fuels–1.69%
	Anadarko Petroleum
	5.95% 9/15/16	100,000	86,177
	6.20% 3/15/40	100,000	79,350
	7.625% 3/15/14	100,000	95,383
	7.95% 6/15/39	100,000	85,602
	8.70% 3/15/19	100,000	94,555
	Apache
	5.25% 4/15/13	25,000	27,324
	5.625% 1/15/17	200,000	225,608
	6.00% 1/15/37	50,000	55,450
	Boardwalk Pipelines 5.75% 9/15/19	100,000	104,901
	Buckeye Partners 5.50% 8/15/19	50,000	51,901
	Burlington Resources Finance 7.20% 8/15/31	100,000	120,290
	Canadian Natural Resources
	5.45% 10/1/12	50,000	54,043
	5.85% 2/1/35	200,000	205,565
	5.90% 2/1/18	100,000	112,175
	6.25% 3/15/38	150,000	164,546
#	Cenovus Energy 144A
	4.50% 9/15/14	100,000	106,921
	6.75% 11/15/39	100,000	115,206
	Chevron
	3.45% 3/3/12	150,000	156,397
	3.95% 3/3/14	100,000	107,281
	4.95% 3/3/19	100,000	110,157
	Conoco Funding 6.35% 10/15/11	150,000	160,056
	ConocoPhillips
	4.60% 1/15/15	100,000	109,357
	4.75% 10/15/12	100,000	107,408
	4.75% 2/1/14	100,000	110,067
	5.75% 2/1/19	200,000	229,158
	5.90% 5/15/38	50,000	56,437
	6.00% 1/15/20	100,000	117,400
	6.50% 2/1/39	180,000	218,148
	ConocoPhillips Holdings 6.95% 4/15/29	100,000	123,071
	Consolidated Natural Gas 5.00% 12/1/14	150,000	162,476
	Devon Energy
	5.625% 1/15/14	100,000	111,093
	6.30% 1/15/19	100,000	116,044
	7.95% 4/15/32	100,000	128,520
	Devon Financing 7.875% 9/30/31	25,000	31,844
	Duke Capital 5.668% 8/15/14	100,000	108,344
	El Paso Natural Gas 5.95% 4/15/17	100,000	106,761
	Enbridge 5.60% 4/1/17	100,000	111,433
	Enbridge Energy Partners 5.20% 3/15/20	100,000	103,236
	EnCana
	5.90% 12/1/17	50,000	56,279
	6.625% 8/15/37	150,000	168,150
	7.20% 11/1/31	50,000	58,232
	9.875% 3/1/19	50,000	65,795
	EnCana Holdings Finance 5.80% 5/1/14	100,000	112,697
	Energy Transfer Partners
	5.95% 2/1/15	100,000	106,797
	6.70% 7/1/18	100,000	107,704
	7.50% 7/1/38	200,000	205,102
	Enterprise Products Operating
	4.60% 8/1/12	100,000	104,639
	5.20% 9/1/20	100,000	102,903
	5.25% 1/31/20	100,000	103,145

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)

	Enterprise Products Operating (continued)
	6.125% 10/15/39	$50,000	$50,062
	6.375% 2/1/13	50,000	54,365
	6.50% 1/31/19	100,000	112,307
	7.55% 4/15/38	100,000	116,799
	EOG Resources
	5.625% 6/1/19	100,000	112,642
	6.875% 10/1/18	25,000	30,434
	EQT 8.125% 6/1/19	75,000	88,371
	Hess
	7.00% 2/15/14	100,000	114,579
	7.125% 3/15/33	100,000	116,521
	7.30% 8/15/31	100,000	118,322
	Husky Energy 7.25% 12/15/19	125,000	151,330
	Kinder Morgan Energy Partners
	5.00% 12/15/13	150,000	159,765
	5.30% 9/15/20	50,000	51,813
	5.625% 2/15/15	165,000	178,301
	5.80% 3/15/35	50,000	47,332
	5.95% 2/15/18	50,000	54,085
	6.55% 9/15/40	100,000	104,123
	7.75% 3/15/32	100,000	113,590
	Magellan Midstream Partners 6.55% 7/15/19	50,000	56,250
	Marathon Oil
	6.60% 10/1/37	100,000	109,634
	7.50% 2/15/19	300,000	360,323
	Nabors Industries 9.25% 1/15/19	150,000	184,701
	Nexen
	6.20% 7/30/19	130,000	146,218
	6.40% 5/15/37	50,000	52,311
	7.50% 7/30/39	100,000	117,574
	Nobel Holding International 7.375% 3/15/14	50,000	56,338
	Noble Energy 8.25% 3/1/19	100,000	121,220
	Norsk Hydro 7.15% 1/15/29	25,000	31,307
	Occidental Petroleum
	4.125% 6/1/16	150,000	161,641
	7.00% 11/1/13	50,000	58,477
	ONEOK 6.00% 6/15/35	25,000	23,645
	ONEOK Partners
	6.15% 10/1/16	50,000	56,259
	8.625% 3/1/19	100,000	123,391
	Panhandle Eastern Pipeline 6.20% 11/1/17	50,000	51,541
	Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	51,678
	Petrobras International Finance
	5.75% 1/20/20	100,000	101,205
	5.875% 3/1/18	200,000	206,837
	6.875% 1/20/40	100,000	101,318
	7.875% 3/15/19	300,000	344,746
	Petro-Canada
	5.95% 5/15/35	100,000	104,810
	6.80% 5/15/38	100,000	115,117
	9.25% 10/15/21	50,000	67,218
	Petroleos Mexicanos
	#144A 4.875% 3/15/15	200,000	208,000
	#144A 6.00% 3/5/20	160,000	168,800
	8.00% 5/3/19	100,000	119,500
	Plains All American Pipeline
	4.25% 9/1/12	100,000	104,530
	6.65% 1/15/37	25,000	25,046
	8.75% 5/1/19	50,000	59,778
ˆ	SeaRver Maritime 2.561% 9/1/12	100,000	95,549
	Shell International Finance
	1.30% 9/22/11	100,000	100,630
	1.875% 3/25/13	145,000	146,315
	3.10% 6/28/15	100,000	101,664
	3.25% 9/22/15	100,000	102,312
	4.00% 3/21/14	200,000	211,721
	4.30% 9/22/19	100,000	103,394
	4.375% 3/25/20	75,000	77,683
	4.95% 3/22/12	25,000	26,686
	5.50% 3/25/40	100,000	106,895
	6.375% 12/15/38	200,000	239,797
	Southern Natural Gas
	#144A 5.90% 4/1/17	25,000	26,612
	8.00% 3/1/32	100,000	113,812
	Spectra Energy Capital
	5.65% 3/1/20	100,000	105,272
	7.50% 9/15/38	50,000	56,157
	StatoilHydro
	2.90% 10/15/14	100,000	102,346
	5.25% 4/15/19	150,000	164,823
	Suncor Energy
	6.10% 6/1/18	150,000	169,228
	6.85% 6/1/39	100,000	115,266
	7.15% 2/1/32	25,000	28,323
	Sunoco 9.625% 4/15/15	100,000	118,647
	Sunoco Logistics Partners Operations 6.85% 2/15/40	100,000	100,306
	Talisman Energy 7.75% 6/1/19	125,000	153,717
	Tosco 8.125% 2/15/30	100,000	133,662
	Total Capital
	3.00% 6/24/15	100,000	101,106
	3.125% 10/2/15	100,000	101,864
	4.45% 6/24/20	100,000	102,279

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)

	TransCanada Pipelines
	4.875% 1/15/15	$50,000	$54,558
	6.10% 6/1/40	100,000	107,991
	6.50% 8/15/18	100,000	117,328
	7.25% 8/15/38	100,000	121,760
	7.625% 1/15/39	150,000	192,268
	Valero Energy
	4.50% 2/1/15	45,000	46,287
	4.75% 6/15/13	25,000	26,166
	6.125% 2/1/20	65,000	66,914
	6.625% 6/15/37	150,000	146,497
	9.375% 3/15/19	100,000	121,317
	Williams 8.75% 3/15/32	75,000	87,752
#	Williams Partners 144A
	3.80% 2/15/15	100,000	100,755
	5.25% 3/15/20	100,000	102,450
	6.30% 4/15/40	70,000	70,566
	XTO Energy
	5.75% 12/15/13	100,000	113,681
	6.375% 6/15/38	100,000	124,180
	6.50% 12/15/18	250,000	303,890
	6.75% 8/1/37	50,000	64,639
	7.50% 4/15/12	50,000	55,696

			15,856,043

	Paper & Forest Products–0.06%
	International Paper
	7.30% 11/15/39	100,000	110,626
	7.50% 8/15/21	80,000	93,855
	7.95% 6/15/18	200,000	238,479
	9.375% 5/15/19	100,000	129,366

			572,326

	Personal Products–0.02%
	Avon Products 6.50% 3/1/19	100,000	119,136
	Colgate-Palmolive 4.20% 5/15/13	100,000	108,330

			227,466

	Pharmaceuticals–0.77%
	Abbott Laboratories
	5.125% 4/1/19	100,000	111,776
	5.15% 11/30/12	200,000	220,081
	5.60% 11/30/17	100,000	116,256
	5.875% 5/15/16	200,000	234,274
	6.00% 4/1/39	100,000	115,405
	6.15% 11/30/37	100,000	116,139
	AstraZeneca
	5.40% 9/15/12	150,000	163,872
	5.90% 9/15/17	100,000	117,161
	6.45% 9/15/37	250,000	304,017
	Bristol Myers Squibb
	5.45% 5/1/18	150,000	172,085
	5.875% 11/15/36	100,000	111,863
	6.125% 5/1/38	50,000	58,273
	GlaxoSmithKline Capital
	4.85% 5/15/13	200,000	218,807
	5.375% 4/15/34	100,000	105,245
	5.65% 5/15/18	200,000	229,224
	6.375% 5/15/38	150,000	179,154
	Johnson & Johnson
	5.15% 7/15/18	250,000	284,166
	5.85% 7/15/38	100,000	118,073
	Lilly (Eli)
	3.55% 3/6/12	100,000	104,322
	5.20% 3/15/17	40,000	45,587
	5.50% 3/15/27	100,000	109,165
	5.95% 11/15/37	100,000	114,584
	McKesson 6.50% 2/15/14	100,000	114,353
#	Mead Johnson Nutrition 144A
	3.50% 11/1/14	100,000	103,631
	4.90% 11/1/19	100,000	105,940
	5.90% 11/1/39	50,000	53,616
	Merck
	4.00% 6/30/15	200,000	216,854
	4.75% 3/1/15	150,000	167,094
	5.00% 6/30/19	100,000	111,436
	5.85% 6/30/39	100,000	115,735
	6.40% 3/1/28	50,000	59,614
	Novartis Capital
	1.90% 4/24/13	100,000	101,580
	2.90% 4/24/15	100,000	102,986
	4.125% 2/10/14	100,000	107,984
	4.40% 4/24/20	100,000	108,028
	Novartis Securities Investment 5.125% 2/10/19	200,000	224,283
	Pfizer
	4.45% 3/15/12	200,000	211,080
	4.50% 2/15/14	50,000	54,514
	5.35% 3/15/15	200,000	226,832
	6.20% 3/15/19	300,000	357,135
	7.20% 3/15/39	100,000	131,920
	Schering-Plough
	6.00% 9/15/17	50,000	58,829
	6.55% 9/15/37	100,000	124,829
	Teva Pharmaceutical Finance 6.15% 2/1/36	100,000	116,505
	Teva Pharmaceutical Finance III 1.50% 6/15/12	100,000	100,428
	Watson Pharmaceuticals
	5.00% 8/15/14	40,000	42,885
	6.125% 8/15/19	45,000	50,753

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Pharmaceuticals (continued)

	Wyeth
	5.50% 3/15/13	$50,000	$55,339
	5.50% 2/1/14	100,000	112,426
	5.50% 2/15/16	150,000	172,148
	5.95% 4/1/37	100,000	113,676
	6.00% 2/15/36	100,000	112,704
	6.50% 2/1/34	100,000	118,225

			7,202,891

	Real Estate Investment Trusts–0.29%
	Boston Properties
	5.00% 6/1/15	100,000	103,808
	5.875% 10/15/19	100,000	107,179
	CommonWealth REIT 5.75% 11/1/15	100,000	103,392
#	Digital Realty Trust 144A 4.50% 7/15/15	100,000	99,967
	Duke Realty 6.75% 3/15/20	50,000	52,620
	Equity One 6.25% 12/15/14	50,000	52,172
	ERP Operating 5.125% 3/15/16	100,000	105,395
	HCP 5.65% 12/15/13	250,000	263,981
	Health Care REIT
	6.125% 4/15/20	35,000	36,272
	6.20% 6/1/16	50,000	54,378
	Healthcare Realty Trust 6.50% 1/17/17	100,000	104,706
	Hospitality Properties Trust 7.875% 8/15/14	100,000	110,346
	Kimco Realty 6.875% 10/1/19	150,000	167,408
	Liberty Property 6.625% 10/1/17	50,000	53,775
	Mack-Cali Realty 7.75% 8/15/19	100,000	117,710
	Nationwide Health Properties 6.50% 7/15/11	50,000	52,095
	ProLogis
	5.625% 11/15/15	25,000	24,002
	6.25% 3/15/17	50,000	47,682
	6.625% 5/15/18	100,000	95,421
	6.875% 3/15/20	30,000	28,404
	7.625% 8/15/14	50,000	53,111
	Simon Property Group
	4.20% 2/1/15	180,000	185,158
	5.25% 12/1/16	50,000	53,318
	5.30% 5/30/13	50,000	53,827
	5.625% 8/15/14	50,000	54,200
	5.65% 2/1/20	100,000	106,102
	6.75% 5/15/14	65,000	73,118
	6.75% 2/1/40	100,000	112,047
	10.35% 4/1/19	100,000	133,312
	Vornado Realty 4.25% 4/1/15	100,000	99,517

			2,704,423

	Road & Rail–0.25%
	Burlington Northern Santa Fe
	5.65% 5/1/17	50,000	55,967
	5.75% 3/15/18	200,000	224,974
	6.15% 5/1/37	25,000	28,235
	7.95% 8/15/30	100,000	129,357
	Canadian National Railway
	5.55% 3/1/19	100,000	114,559
	5.85% 11/15/17	150,000	173,444
	6.25% 8/1/34	100,000	118,337
	Canadian Pacific Railway 7.25% 5/15/19	65,000	77,526
	CSX
	6.15% 5/1/37	20,000	21,945
	#144A 6.22% 4/30/40	100,000	110,711
	6.25% 4/1/15	175,000	201,470
	7.375% 2/1/19	100,000	122,689
	Norfolk Southern
	5.90% 6/15/19	100,000	115,174
	7.05% 5/1/37	100,000	123,904
	7.70% 5/15/17	40,000	49,814
	7.80% 5/15/27	100,000	129,044
	Ryder System 5.85% 11/1/16	100,000	110,482
	Union Pacific
	5.65% 5/1/17	100,000	111,593
	6.125% 1/15/12	100,000	107,436
	6.125% 2/15/20	200,000	232,490
	6.15% 5/1/37	25,000	28,099

			2,387,250

	Semiconductors & Semiconductor Equipment–0.03%
	Analog Devices 5.00% 7/1/14	50,000	54,092
	KLA-Tencor 6.90% 5/1/18	100,000	112,041
	Maxim Integrated Products 3.45% 6/14/13	100,000	100,888

			267,021

	Software–0.16%
	Adobe Systems
	3.25% 2/1/15	100,000	102,804
	4.75% 2/1/20	85,000	87,804
	CA 5.375% 12/1/19	100,000	106,210
	Intuit 5.75% 3/15/17	100,000	110,011
	Microsoft
	2.95% 6/1/14	115,000	120,444
	4.20% 6/1/19	100,000	108,620
	Oracle
	3.75% 7/8/14	200,000	214,325
	5.00% 7/8/19	100,000	111,134
	5.25% 1/15/16	100,000	113,611
	5.75% 4/15/18	225,000	260,892
	6.50% 4/15/38	100,000	121,775

			1,457,630

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)

Specialty Retail–0.15%
AutoZone 5.75% 1/15/15	$100,000	$111,040
Home Depot
5.25% 12/16/13	100,000	110,042
5.40% 3/1/16	250,000	278,596
5.875% 12/16/36	150,000	154,285
Lowe’s
4.625% 4/15/20	50,000	53,750
5.40% 10/15/16	100,000	115,784
5.60% 9/15/12	50,000	54,809
5.80% 10/15/36	100,000	108,459
5.80% 4/15/40	20,000	22,213
Sherwin-Williams 3.125% 12/15/14	100,000	103,597
Staples 9.75% 1/15/14	100,000	122,762
TJX
4.20% 8/15/15	50,000	54,364
6.95% 4/15/19	55,000	68,402

		1,358,103

Thrift & Mortgage Finance–0.02%
US Central Federal Credit Union 1.90% 10/19/12	100,000	102,120
Western Federal Credit Union 1.75% 11/2/12	100,000	101,724

		203,844

Tobacco–0.20%
Altria Group
8.50% 11/10/13	100,000	116,821
9.25% 8/6/19	100,000	125,013
9.70% 11/10/18	250,000	317,072
9.95% 11/10/38	100,000	131,750
10.20% 2/6/39	100,000	134,520
Lorillard Tobacco
8.125% 6/23/19	100,000	111,085
8.125% 5/1/40	100,000	103,299
Philip Morris International
4.50% 3/26/20	100,000	101,769
4.875% 5/16/13	200,000	216,451
5.65% 5/16/18	150,000	164,351
6.375% 5/16/38	50,000	58,880
Reynolds American
7.25% 6/1/13	50,000	55,042
7.625% 6/1/16	95,000	107,872
UST 6.625% 7/15/12	100,000	108,131

		1,852,056

Wireless Telecommunication Services–0.31%
Alltel 7.875% 7/1/32	100,000	126,490
America Movil
#144A 3.625% 3/30/15	200,000	206,071
#144A 5.00% 3/30/20	200,000	207,635
6.125% 11/15/37	150,000	156,332
6.375% 3/1/35	25,000	26,879
American Tower 4.625% 4/1/15	50,000	52,067
AT&T Wireless
8.125% 5/1/12	150,000	167,921
8.75% 3/1/31	275,000	378,568
Bellsouth Capital Funding
7.875% 2/15/30	100,000	122,908
Cellco Partnership/Verizon Wireless Capital
5.25% 2/1/12	100,000	106,042
5.55% 2/1/14	300,000	336,619
8.50% 11/15/18	200,000	260,439
Vodafone Group
4.15% 6/10/14	100,000	105,025
5.00% 12/16/13	150,000	162,595
5.00% 9/15/15	100,000	108,194
5.45% 6/10/19	100,000	107,237
5.625% 2/27/17	100,000	109,831
6.15% 2/27/37	200,000	208,059

		2,948,912

Total Corporate Bonds (Cost $175,662,905)		187,482,526

MUNICIPAL BONDS–0.61%
American Municipal Power, Ohio Build America Bonds Series B 6.449% 2/15/44	50,000	52,274
Bay Area Toll Authority, California Toll Bridge Revenue Build America Bonds
Series F-2 6.263% 4/1/49	200,000	210,471
Series S1 6.793% 4/1/30	100,000	99,922
Series S1 6.918% 4/1/40	100,000	99,965
Series S1 7.043% 4/1/50	100,000	101,085
California State
4.85% 10/1/14	100,000	103,789
6.20% 10/1/19	100,000	104,637
(Taxable) 5.75% 3/1/17	100,000	104,078
(Taxable Various Purpose) 5.95% 4/1/16	35,000	37,211
California State Build America Bonds
7.30% 10/1/39	100,000	104,209
(Taxable) 6.65% 3/1/22	100,000	105,303
(Taxable) 7.625% 3/1/40	85,000	91,925
(Taxable) 7.95% 3/1/36	100,000	105,139
(Taxable Various Purpose) 7.50% 4/1/34	325,000	347,164
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Build America Bonds 5.491% 11/1/39	50,000	52,483

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

MUNICIPAL BONDS (continued)

Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue Series A 6.899% 12/1/40	$100,000	$111,205
City & County of Denver Build America Bonds 5.65% 8/1/30	100,000	101,298
Clark County, Nevada Airport Revenue Build America Bonds
6.881% 7/1/42	50,000	52,424
(Taxable) Series C 6.82% 7/1/45	75,000	83,847
Commonwealth of Massachusetts Consolidated Loan Build America Bonds 5.456% 12/1/39	100,000	104,901
Georgia State Build America Bonds Series H 4.503% 11/1/25	100,000	103,319
Illinois State (Taxable)
2.766% 1/1/12	100,000	100,371
3.321% 1/1/13	100,000	99,600
4.071% 1/1/14	100,000	98,851
4.421% 1/1/15	100,000	99,441
Illinois State Taxable Pension
4.95% 6/1/23	100,000	88,625
5.10% 6/1/33	500,000	390,289
Illinois State Toll Highway Authority Build America Bonds Series B 5.851% 12/1/34	100,000	101,838
Los Angeles, California Department of Airports Build America Bonds (Taxable) 6.582% 5/15/39	25,000	27,175
Los Angeles, California Department of Water & Power Build America Bonds Series C 6.008% 7/1/39	25,000	25,774
Los Angeles, California Unified School District Build America Bonds 6.758% 7/1/34	115,000	126,177
Massachusetts State 4.91% 5/1/29	100,000	97,122
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	70,000
Metropolitan Government of Nashville & Davidson County Convention Center Authority (Taxable Build America Bonds 6.731% 7/1/43	50,000	52,850
Metropolitan Transportation Authority, New York Revenue Build America Bonds
5.871% 11/15/39	100,000	101,444
6.668% 11/15/39	75,000	82,565
Municipal Electric Authority, Georgia Build America Bonds (Taxable) (PLT Vogtle Units 3 & 4 Project)
6.637% 4/1/57	50,000	48,472
7.055% 4/1/57	100,000	98,282
New Jersey State Transportation Trust Fund Authority Build America Bonds 6.561% 12/15/40	100,000	109,140
New Jersey State Turnpike Authority Revenue Build America Bonds (Taxable) Series F 7.414% 1/1/40	90,000	109,719
New York City, New York Build America Bonds 5.206% 10/1/31	100,000	93,431
New York City, New York Municipal Water Finance Authority Build America Bonds
5.724% 6/15/42	65,000	66,879
5.75% 6/15/41	100,000	104,458
5.952% 6/15/42	100,000	105,335
(Taxable) 6.011% 6/15/42	35,000	37,169
New York State Dormitory Authority Build America Bonds
5.50% 3/15/30	100,000	100,427
5.60% 3/15/40	100,000	100,672
New York State Urban Development Corporation Build America Bonds 5.77% 3/15/39	50,000	50,914
Oregon State Department of Transportation (Taxable) Series A Sub-Lien 5.834% 11/15/34	75,000	81,279
Pennsylvania State (Taxable) Series B 2nd 5.35% 5/1/30	100,000	99,531
Pennsylvania State Turnpike Commission Revenue Build America Bonds 6.105% 12/1/39	100,000	107,582
San Antonio, Texas Electric & Gas Build America Bonds 5.985% 2/1/39	50,000	54,741
San Diego County, California Water Authority Financing Agency Revenue Build America Bonds Series B 6.138% 5/1/49	100,000	108,447
San Francisco City & County Public Utilities Commission Series B 6.00% 11/1/40	100,000	101,790
University of Virginia Revenue Build America Bonds (Taxable) 6.20% 9/1/39	50,000	58,466
Utah State Build America Bonds Series D 4.554% 7/1/24	60,000	63,245
Washington State Build America Bonds
Series D 5.481% 8/1/39	50,000	52,231
Series F 5.09% 8/1/33	100,000	99,499

Total Municipal Bonds (Cost $5,536,423)		5,690,480

NON-AGENCY ASSET-BACKED SECURITIES–0.20%
BMW Vehicle Owner Trust Series 2010-A A3 1.39% 4/25/14	100,000	100,597

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)

Chase Issuance Trust Series 2007-A17 A 5.12% 10/15/14	$100,000	$108,623
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	27,656
Series 2005-A2 A2 4.85% 3/10/17	50,000	55,251
Series 2006-A3 A3 5.30% 3/15/18	250,000	283,062
Series 2008-A1 A1 5.35% 2/7/20	150,000	171,776
Series 2008-A5 A5 4.85% 4/22/15	250,000	271,858
Series 2009-A4 A4 4.90% 6/23/16	200,000	220,760
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	250,000	287,571
Ford Credit Auto Owner Trust Series 2008-B A4A 4.95% 3/15/13	50,000	52,547
Honda Auto Receivables Owner Trust Series 2010-2 A3 1.34% 3/18/14	175,000	175,696
USAA Auto Owner Trust Series 2008-2 A4 5.16% 11/15/13	100,000	105,977

Total Non-Agency Asset-Backed Securities (Cost $1,743,914)		1,861,374

REGIONAL AUTHORITIES–0.34%Δ
Canada–0.34%
British Columbia Province
2.85% 6/15/15	100,000	103,407
6.50% 1/15/26	100,000	127,508
7.25% 9/1/36	100,000	143,230
Manitoba Province
2.125% 4/22/13	100,000	102,308
5.00% 2/15/12	100,000	106,538
Nova Scotia Province 5.125% 1/26/17	50,000	57,056
Ontario Province
1.875% 11/19/12	200,000	202,458
2.625% 1/20/12	200,000	204,808
2.70% 6/16/15	100,000	100,971
2.95% 2/5/15	200,000	205,268
4.00% 10/7/19	200,000	206,909
4.10% 6/16/14	500,000	538,191
4.40% 4/14/20	200,000	212,937
4.95% 6/1/12	75,000	80,310
4.95% 11/28/16	100,000	112,194
Quebec Province
4.625% 5/14/18	100,000	109,411
4.875% 5/5/14	100,000	110,381
5.00% 3/1/16	200,000	223,736
7.50% 9/15/29	175,000	240,900

Total Regional Authorities (Cost $3,039,694)		3,188,521

SOVEREIGN AGENCIES–0.15%Δ
Canada–0.06%
Export Development Canada
2.25% 5/28/15	100,000	101,253
2.625% 11/15/11	150,000	153,966
3.50% 5/16/13	100,000	106,149
4.50% 10/25/12	200,000	215,247

		576,615

Japan–0.09%
Japan Bank for International Cooperation
2.125% 11/5/12	100,000	102,030
2.875% 2/2/15	100,000	102,898
4.25% 6/18/13	200,000	215,914
Japan Finance 1.50% 7/6/12	200,000	201,664
Japan Finance Organization for Municipalities 5.00% 5/16/17	200,000	226,660

		849,166

Total Sovereign Agencies (Cost $1,389,953)		1,425,781

SOVEREIGN DEBT–1.19%Δ
Brazil–0.30%
Republic of Brazil
5.625% 1/7/41	125,000	123,438
5.875% 1/15/19	300,000	330,750
7.125% 1/20/37	200,000	237,000
8.00% 1/15/18	177,778	207,111
8.25% 1/20/34	150,000	198,750
8.75% 2/4/25	300,000	405,750
8.875% 10/14/19	200,000	262,500
8.875% 4/15/24	100,000	135,500
10.125% 5/15/27	125,000	188,125
10.25% 6/17/13	150,000	183,375
10.50% 7/14/14	100,000	127,500
11.00% 8/17/40	300,000	403,200

		2,802,999

Canada–0.02%
Canada Government 2.375% 9/10/14	200,000	205,477

		205,477

Chile–0.01%
Chile Government 5.50% 1/15/13	100,000	109,660

		109,660

Hungary–0.02%
Republic of Hungary 4.75% 2/3/15	200,000	198,817

		198,817

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

SOVEREIGN DEBT (continued)

Israel–0.06%
Israel Government
5.125% 3/1/14	$100,000	$110,099
5.125% 3/26/19	75,000	81,053
5.50% 11/9/16	100,000	113,305
Israel Government AID Bond 5.50% 4/26/24	200,000	235,589

		540,046

Italy–0.20%
Republic of Italy
2.125% 10/5/12	200,000	194,709
3.125% 1/26/15	200,000	193,747
3.50% 7/15/11	100,000	102,414
4.375% 6/15/13	200,000	206,016
4.50% 1/21/15	200,000	201,877
4.75% 1/25/16	200,000	208,207
5.25% 9/20/16	200,000	208,359
5.375% 6/15/33	100,000	98,519
5.625% 6/15/12	200,000	210,229
6.875% 9/27/23	200,000	228,055

		1,852,132

Malaysia–0.01%
Malaysia Government 7.50% 7/15/11	100,000	106,057

		106,057

Mexico–0.22%
Mexican Government
5.625% 1/15/17	250,000	275,625
6.375% 1/16/13	200,000	220,300
6.75% 9/27/34	200,000	231,500
8.30% 8/15/31	150,000	203,250
11.375% 9/15/16	200,000	283,000
United Mexican States
5.125% 1/15/20	100,000	104,500
5.875% 2/17/14	100,000	109,700
5.95% 3/19/19	250,000	278,750
6.05% 1/11/40	375,000	397,500

		2,104,125

Norway–0.05%
Eksportfinans
5.00% 2/14/12	200,000	212,225
5.50% 5/25/16	250,000	284,497

		496,722

Panama–0.07%
Panama Government
5.20% 1/30/20	100,000	104,500
6.70% 1/26/36	100,000	110,750
7.125% 1/29/26	100,000	117,250
8.875% 9/30/27	100,000	133,750
9.375% 4/1/29	100,000	139,000

		605,250

Peru–0.06%
Republic of Peru
6.55% 3/14/37	50,000	55,500
7.125% 3/30/19	125,000	148,438
8.375% 5/3/16	100,000	123,000
8.75% 11/21/33	200,000	272,000

		598,938

Poland–0.05%
Republic of Poland
5.25% 1/15/14	100,000	107,366
6.25% 7/3/12	50,000	54,001
6.375% 7/15/19	280,000	309,743

		471,110

Republic of Korea–0.04%
Republic of Korea
4.875% 9/22/14	50,000	53,283
5.75% 4/16/14	200,000	218,411
7.125% 4/16/19	100,000	120,440

		392,134

South Africa–0.05%
South Africa Government
5.875% 5/30/22	100,000	106,760
6.875% 5/27/19	300,000	344,625

		451,385

Sweden–0.03%
Swedish Export Credit
4.875% 9/29/11	200,000	209,411
5.125% 3/1/17	50,000	55,861

		265,272

Total Sovereign Debt (Cost $10,689,181)		11,200,124

SUPRANATIONAL BANKS–1.13%
African Development Bank
1.625% 2/11/13	100,000	100,844
1.875% 1/23/12	100,000	101,269
3.00% 5/27/14	100,000	104,440
Asian Development Bank
1.625% 7/15/13	300,000	302,410
2.625% 2/9/15	400,000	411,444
2.75% 5/21/14	250,000	259,486
4.25% 10/20/14	100,000	109,837

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

SUPRANATIONAL BANKS (continued)

Corporation Andina de Fomento 8.125% 6/4/19	$140,000	$172,584
Council of Europe Development Bank 2.75% 2/10/15	100,000	103,009
European Bank for Reconstruction & Development 3.625% 6/17/13	100,000	106,908
European Investment Bank
1.625% 3/15/13	500,000	503,448
1.75% 9/14/12	500,000	505,964
2.00% 2/10/12	400,000	406,440
2.375% 3/14/14	200,000	203,417
2.625% 11/15/11	200,000	204,234
2.75% 3/23/15	400,000	407,810
2.875% 3/15/13	200,000	207,640
3.00% 4/8/14	200,000	207,838
3.125% 7/15/11	500,000	512,554
3.125% 6/4/14	500,000	521,572
3.25% 10/14/11	200,000	206,742
4.25% 7/15/13	250,000	269,771
4.875% 2/16/16	300,000	335,578
4.875% 1/17/17	400,000	446,765
4.875% 2/15/36	100,000	105,835
Inter-American Development Bank
1.75% 10/22/12	500,000	507,954
3.00% 4/22/14	200,000	209,334
3.875% 2/14/20	200,000	211,537
4.25% 9/14/15	75,000	82,653
4.375% 9/20/12	100,000	107,148
5.125% 9/13/16	100,000	114,608
International Bank for Reconstruction & Development
2.00% 4/2/12	600,000	612,581
2.375% 5/26/15	300,000	305,372
3.50% 10/8/13	400,000	424,881
4.75% 2/15/35	50,000	54,072
5.00% 4/1/16	100,000	114,149
7.625% 1/19/23	100,000	140,002
International Finance
3.00% 4/22/14	305,000	322,238
3.50% 5/15/13	200,000	212,738
Nordic Investment Bank
1.625% 1/28/13	200,000	202,122
2.625% 10/6/14	100,000	102,891
3.625% 6/17/13	100,000	106,572

Total Supranational Banks (Cost $10,343,755)		10,648,691

U.S. TREASURY OBLIGATIONS–32.13%
U.S. Treasury Bonds
3.50% 2/15/39	1,000,000	929,063
4.25% 5/15/39	2,350,000	2,485,125
4.375% 2/15/38	1,500,000	1,622,109
4.375% 11/15/39	2,200,000	2,375,314
4.375% 5/15/40	1,700,000	1,838,919
4.50% 2/15/36	550,000	607,664
4.50% 5/15/38	950,000	1,047,969
4.50% 8/15/39	2,850,000	3,139,455
4.625% 2/15/40	3,100,000	3,485,079
4.75% 2/15/37	300,000	344,484
5.00% 5/15/37	250,000	298,008
5.25% 11/15/28	500,000	601,875
5.25% 2/15/29	1,700,000	2,046,110
5.375% 2/15/31	2,500,000	3,076,173
6.125% 11/15/27	800,000	1,053,125
6.125% 8/15/29	1,800,000	2,391,469
6.25% 5/15/30	1,200,000	1,623,187
6.25% 8/15/23	600,000	777,844
6.625% 2/15/27	750,000	1,032,539
6.375% 8/15/27	1,250,000	1,684,180
6.75% 8/15/26	500,000	694,219
7.125% 2/15/23	500,000	692,344
7.25% 8/15/22	500,000	696,719
7.50% 11/15/24	500,000	725,391
7.625% 2/15/25	500,000	734,610
7.875% 2/15/21	750,000	1,073,672
8.00% 11/15/21	1,000,000	1,454,531
8.125% 5/15/21	500,000	729,141
8.125% 8/15/21	700,000	1,024,078
8.75% 8/15/20	500,000	749,688
U.S. Treasury Notes
0.75% 11/30/11	3,000,000	3,011,718
0.75% 5/31/12	4,000,000	4,012,187
0.875% 1/31/12	2,000,000	2,010,938
0.875% 2/29/12	3,000,000	3,016,518
1.00% 7/31/11	3,000,000	3,019,218
1.00% 8/31/11	2,000,000	2,013,282
1.00% 9/30/11	3,500,000	3,524,609
1.00% 10/31/11	2,600,000	2,618,587
1.00% 12/31/11	4,000,000	4,029,843
1.00% 3/31/12	3,000,000	3,023,208
1.00% 4/30/12	3,000,000	3,022,968
1.125% 12/15/11	1,500,000	1,514,532
1.125% 1/15/12	1,500,000	1,514,474
1.125% 12/15/12	1,000,000	1,008,360
1.125% 6/15/13	2,000,000	2,008,272
1.375% 2/15/12	2,000,000	2,027,656
1.375% 3/15/12	2,500,000	2,536,623
1.375% 4/15/12	1,000,000	1,015,196
1.375% 5/15/12	2,000,000	2,029,688
1.375% 9/15/12	2,000,000	2,030,782
1.375% 10/15/12	3,000,000	3,045,000
1.375% 11/15/12	2,000,000	2,028,906
1.375% 1/15/13	5,000,000	5,067,969

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)

1.375% 2/15/13	$3,000,000	$3,039,843
1.375% 5/15/13	4,000,000	4,049,383
1.50% 7/15/12	2,500,000	2,545,900
1.50% 12/31/13	1,000,000	1,008,594
1.75% 11/15/11	1,000,000	1,017,852
1.75% 8/15/12	2,500,000	2,558,400
1.75% 4/15/13	3,000,000	3,068,658
1.75% 1/31/14	2,000,000	2,032,500
1.75% 3/31/14	2,000,000	2,027,970
1.875% 6/15/12	4,000,000	4,099,375
1.875% 2/28/14	1,500,000	1,528,829
1.875% 4/30/14	2,800,000	2,850,968
1.875% 6/30/15	2,000,000	2,007,970
2.00% 11/30/13	1,600,000	1,642,750
2.125% 11/30/14	2,000,000	2,042,812
2.125% 5/31/15	3,500,000	3,560,711
2.25% 5/31/14	2,000,000	2,063,906
2.25% 1/31/15	2,500,000	2,562,695
2.375% 8/31/14	2,200,000	2,274,767
2.375% 9/30/14	3,000,000	3,099,141
2.375% 10/31/14	3,800,000	3,921,124
2.375% 2/28/15	3,000,000	3,092,361
2.375% 3/31/16	2,000,000	2,029,844
2.50% 3/31/15	2,000,000	2,072,812
2.50% 4/30/15	2,000,000	2,071,406
2.625% 6/30/14	2,000,000	2,091,094
2.625% 7/31/14	2,400,000	2,508,187
2.625% 12/31/14	3,000,000	3,125,157
2.625% 2/29/16	2,000,000	2,057,970
2.625% 4/30/16	1,000,000	1,027,656
2.75% 2/28/13	1,000,000	1,050,469
2.75% 10/31/13	2,250,000	2,368,301
2.75% 11/30/16	2,500,000	2,563,478
2.75% 2/15/19	3,000,000	2,989,218
3.00% 8/31/16	2,000,000	2,087,500
3.00% 9/30/16	2,000,000	2,085,782
3.00% 2/28/17	1,500,000	1,557,422
2.75% 5/31/17	3,000,000	3,063,750
3.125% 4/30/13	2,000,000	2,126,562
3.125% 8/31/13	1,000,000	1,064,531
3.125% 9/30/13	1,500,000	1,597,266
3.125% 10/31/16	2,500,000	2,622,853
3.125% 1/31/17	3,000,000	3,138,048
3.125% 4/30/17	2,000,000	2,090,938
3.125% 5/15/19	4,000,000	4,084,063
3.25% 5/31/16	1,700,000	1,805,985
3.25% 6/30/16	1,500,000	1,591,055
3.25% 7/31/16	1,500,000	1,590,353
3.25% 12/31/16	2,000,000	2,108,438
3.25% 3/31/17	2,000,000	2,107,812
3.375% 11/30/12	1,000,000	1,063,906
3.375% 7/31/13	2,000,000	2,144,688
3.375% 11/15/19	4,200,000	4,350,611
3.50% 5/31/13	950,000	1,021,028
3.50% 2/15/18	1,600,000	1,710,626
3.50% 5/15/20	2,500,000	2,616,793
3.625% 12/31/12	1,000,000	1,072,578
3.625% 5/15/13	1,250,000	1,346,680
3.625% 8/15/19	3,900,000	4,124,553
3.625% 2/15/20	4,500,000	4,755,235
3.75% 11/15/18	3,630,000	3,911,890
3.875% 2/15/13	800,000	864,313
3.875% 5/15/18	1,350,000	1,475,719
4.00% 11/15/12	500,000	538,633
4.00% 2/15/14	1,250,000	1,370,801
4.00% 2/15/15	2,500,000	2,759,570
4.00% 8/15/18	2,550,000	2,805,199
4.125% 5/15/15	1,250,000	1,388,965
4.25% 9/30/12	1,000,000	1,081,406
4.25% 8/15/13	2,000,000	2,197,970
4.25% 11/15/13	1,000,000	1,102,969
4.25% 8/15/14	1,200,000	1,333,969
4.25% 11/15/14	1,200,000	1,336,594
4.25% 8/15/15	1,500,000	1,677,540
4.25% 11/15/17	500,000	561,758
4.50% 9/30/11	1,500,000	1,576,758
4.50% 11/30/11	1,250,000	1,321,875
4.50% 3/31/12	1,000,000	1,069,961
4.50% 4/30/12	1,000,000	1,072,539
4.50% 11/15/15	1,000,000	1,135,469
4.50% 2/15/16	1,000,000	1,131,953
4.50% 5/15/17	850,000	967,141
4.625% 8/31/11	1,000,000	1,048,711
4.625% 10/31/11	1,000,000	1,055,938
4.625% 12/31/11	1,000,000	1,062,500
4.625% 2/29/12	2,000,000	2,136,406
4.625% 7/31/12	1,900,000	2,058,829
4.625% 11/15/16	1,000,000	1,141,406
4.625% 2/15/17	1,700,000	1,942,383
4.75% 5/31/12	1,000,000	1,079,610
4.75% 5/15/14	2,000,000	2,256,562
4.75% 8/15/17	500,000	578,164
4.875% 2/15/12	2,500,000	2,678,713
4.875% 6/30/12	500,000	543,008
4.875% 8/15/16	1,000,000	1,157,656
5.00% 8/15/11	500,000	525,918
5.125% 5/15/16	1,500,000	1,750,665
7.25% 5/15/16	1,000,000	1,284,688
7.50% 11/15/16	800,000	1,048,375
8.125% 8/15/19	500,000	712,422
8.50% 2/15/20	150,000	220,055
8.75% 5/15/17	300,000	422,250

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)

8.875% 8/15/17	$750,000	$1,068,398
8.875% 2/15/19	750,000	1,105,430
9.125% 5/15/18	250,000	368,867
9.25% 2/15/16	200,000	277,172
11.25% 2/15/15	250,000	356,895

Total U.S. Treasury Obligations (Cost $292,129,516)		301,709,788

	Number of	Value
	Shares	(U.S. $)

SHORT-TERM INVESTMENT–5.90%
Money Market Mutual Fund– 5.90%
Dreyfus Treasury & Agency Cash Management Fund	55,398,405	$55,398,405

Total Short-Term Investment (Cost $55,398,405)		55,398,405

TOTAL VALUE OF SECURITIES–105.21% (Cost $950,843,417)	987,990,690

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.21%)◊	(48,951,783)

NET ASSETS APPLICABLE TO 84,714,451 SHARES OUTSTANDING–100.00%	$939,038,907

NET ASSET VALUE–LVIP SSgA BOND INDEX FUND STANDARD CLASS ($200,535,400/ 18,078,418 Shares)	$11.093

NET ASSET VALUE–LVIP SSgA BOND INDEX FUND SERVICE CLASS ($738,503,507 / 66,636,033 Shares)	$11.083

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$885,554,993
Undistributed net investment income	15,923,571
Accumulated net realized gain on investments	413,070
Net unrealized appreciation of investments	37,147,273

Total net assets	$939,038,907

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.

ˆ	Zero coupon security. The rate shown is the yield at the time of purchase.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $2,642,726, which represented 0.28% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $105,511, which represented 0.01% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”

Δ	Securities have been classified by country of origin.

◊	Of this amount, $62,209,599 represents payable for securities purchased as of June 30, 2010.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–Year

See accompanying notes

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$13,190,140

EXPENSES:
Management fees	1,559,014
Distribution expenses-Service Class	760,434
Accounting and administration expenses	178,262
Professional fees	25,636
Reports and statements to shareholders	22,156
Trustees’ fees	11,430
Custodian fees	7,478
Other	63,721

2,628,131
Less expenses waived/reimbursed	(343,732)

Total operating expenses	2,284,399

NET INVESTMENT INCOME	10,905,741

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	1,276,698
Net change in unrealized appreciation/depreciation of investments	27,214,954

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	28,491,652

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,397,393

See accompanying notes

LVIP SSgA Bond Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,905,741	$12,266,015
Net realized gain on investments	1,276,698	939,421
Net change in unrealized appreciation/depreciation of investments	27,214,954	4,632,974

Net increase in net assets resulting from operations	39,397,393	17,838,410

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,373,213)
Service Class	—	(6,667,295)

	—	(9,040,508)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	49,460,430	132,268,209
Service Class	241,711,942	410,736,280
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,373,213
Service Class	—	6,667,295

	291,172,372	552,044,997

Cost of shares repurchased:
Standard Class	(8,515,587)	(16,884,268)
Service Class	(40,412,069)	(68,842,605)

	(48,927,656)	(85,726,873)

Increase in net assets derived from capital share transactions	242,244,716	466,318,124

NET INCREASE IN NET ASSETS	281,642,109	475,116,026
NET ASSETS:
Beginning of period	657,396,798	182,280,772

End of period (including undistributed net investment income of $15,923,571 and $3,874,578, respectively)	$939,038,907	$657,396,798

See accompanying notes

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund
	Standard Class
	Six Months
	Ended	Year	5/1/08[2]
	6/30/10[1]	Ended	to
	(Unaudited)	12/31/09	12/31/08

Net asset value, beginning of period	$10.555	$10.268	$10.000

Income from investment operations:
Net investment income[3]	0.160	0.349	0.239
Net realized and unrealized gain on investments	0.378	0.115	0.092

Total from investment operations	0.538	0.464	0.331

Less dividends and distributions from:
Net investment income	—	(0.177)	(0.063)

Total dividends and distributions	—	(0.177)	(0.063)

Net asset value, end of period	$11.093	$10.555	$10.268

Total return[4]	5.10%	4.53%	3.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$200,535	$150,863	$31,057
Ratio of expenses to average net assets	0.39%	0.41%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.48%	0.48%	0.53%
Ratio of net investment income to average net assets	2.99%	3.31%	3.60%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.90%	3.24%	3.50%
Portfolio turnover	146%	172%	324%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Bond Index Fund
	Service Class
	Six Months
	Ended	Year	5/1/08[2]
	6/30/10[1]	Ended	to
	(Unaudited)	12/31/2009	12/31/08

Net asset value, beginning of period	$10.559	$10.271	$10.000

Income from investment operations:
Net investment income[3]	0.147	0.323	0.223
Net realized and unrealized gain on investments	0.377	0.114	0.091

Total from investment operations	0.524	0.437	0.314

Less dividends and distributions from:
Net investment income	—	(0.149)	(0.043)

Total dividends and distributions	—	(0.149)	(0.043)

Net asset value, end of period	$11.083	$10.559	$10.271

Total return[4]	4.96%	4.26%	3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$738,504	$506,534	$151,224
Ratio of expenses to average net assets	0.64%	0.66%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.73%	0.73%	0.78%
Ratio of net investment income to average net assets	2.74%	3.06%	3.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.65%	2.99%	3.25%
Portfolio turnover	146%	172%	324%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Bond Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Barclay’s Capital U.S. Aggregate Bond Index. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 — December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets. LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2011 as follows: 0.07% of the first $500 million of average daily net assets of the Fund; and 0.12% of the average daily net assets of the Fund in excess of $500 million. The agreement renews automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.45% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.06% of the first $100 million of the Fund’s average daily net assets; 0.03% of the next $400 million; and 0.02% on average daily net assets in excess of $500 million, subject to a $100,000 minimum.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $24,790 and $7,004, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributions, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$229,164
Distribution fees payable to LFD	146,981

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $679,722,195 and sales of $538,344,212 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2010, the Fund made purchases of $141,341,283 and sales of $27,056,979 of long-term U.S. government securities.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $951,054,684. At June 30, 2010, net unrealized appreciation was $36,936,006, of which $37,415,162 related to unrealized appreciation of investments and $479,156 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$411,246,374	$—	$411,246,374
Corporate Debt	—	187,482,526	—	187,482,526
Foreign Debt	—	26,158,039	305,078	26,463,117
Municipal Bonds	—	5,690,480	—	5,690,480
Short-Term	55,398,405	—	—	55,398,405
U.S. Treasury Obligations	—	301,709,788	—	301,709,788

Total	$55,398,405	$932,287,207	$305,078	$987,990,690

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Debt

Balance as of 12/31/09	$205,058
Net change in unrealized appreciation/depreciation	(162)
Purchases	100,182

Balance as of 6/30/10	$305,078

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/10	$(162)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$9,040,508

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$885,554,993
Undistributed ordinary income	16,410,937
Undistributed long-term capital gains	136,971
Unrealized appreciation of investments	36,936,006

Net assets	$939,038,907

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$1,143,252	$(1,143,252)

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	4,574,758	12,666,527
Service Class	22,403,619	39,278,294
Shares issued upon reinvestment of dividends and distributions:
Standard Class	–	222,003
Service Class	–	623,403

	26,978,377	52,790,227

Shares repurchased:
Standard Class	(788,931)	(1,620,645)
Service Class	(3,739,501)	(6,653,345)

	(4,528,432)	(8,273,990)

Net increase	22,449,945	44,516,237

7.	Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2010, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Bond Index Fund–40

LVIP SSgA Funds

LVIP SSgA Funds
SSgA Developed International 150 Fund
SSgA Emerging Markets 100 Fund
SSgA Large Cap 100 Fund
SSgA Small-Mid Cap 200 Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP SSgA Funds

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	3
Statements of Net Assets	7
Statements of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	32

LVIP SSgA Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 1, 2010

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Developed International 150 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$872.60	0.54%	$2.51
Service Class Shares	1,000.00	871.50	0.79%	3.67

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.12	0.54%	$2.71
Service Class Shares	1,000.00	1,020.88	0.79%	3.96

LVIP SSgA Emerging Markets 100 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$955.50	0.60%	$2.91
Service Class Shares	1,000.00	954.40	0.85%	4.12

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.82	0.60%	$3.01
Service Class Shares	1,000.00	1,020.58	0.85%	4.26

LVIP SSgA Large Cap 100 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$991.30	0.43%	$2.12
Service Class Shares	1,000.00	990.10	0.68%	3.36

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
Service Class Shares	1,000.00	1,021.42	0.68%	3.41

LVIP SSgA Funds–1

LVIP SSgA Funds

Disclosure
     OF FUND EXPENSES (continued)

LVIP SSgA Small-Mid Cap 200 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$1,015.30	0.48%	$2.40
Service Class Shares	1,000.00	1,014.00	0.73%	3.65

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.41	0.48%	$2.41
Service Class Shares	1,000.00	1,021.17	0.73%	3.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA Funds–2

LVIP SSgA Developed International 150 Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2010

Percentage
Country	of Net Assets

Common Stock	97.97%

Australia	10.35%
Belgium	2.50%
Canada	3.77%
Finland	2.74%
France	12.19%
Germany	2.38%
Greece	0.79%
Hong Kong	0.64%
Ireland	0.65%
Italy	4.42%
Japan	18.45%
Luxembourg	0.48%
Netherlands	4.14%
New Zealand	1.36%
Portugal	1.06%
Singapore	3.05%
Spain	5.47%
Sweden	1.94%
Switzerland	1.32%
United Kingdom	20.27%

Preferred Stock	0.75%

Short-Term Investment	3.83%

Total Value of Securities	102.55%

Liabilities Net of Receivables and Other Assets	(2.55%)

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	2.61%
Airlines	0.65%
Automobiles	0.75%
Building Products	0.61%
Capital Markets	0.73%
Chemicals	3.36%
Commercial Banks	9.96%
Commercial Services & Supplies	0.66%
Communications Equipment	0.41%
Construction & Engineering	2.38%
Construction Materials	2.53%
Containers & Packaging	1.50%
Diversified Financial Services	1.96%
Diversified Telecommunication Services	2.56%
Electric Utilities	2.38%
Electrical Equipment	0.67%
Energy Equipment & Services	0.56%
Food & Staples Retailing	5.81%
Food Products	2.30%
Gas Utilities	1.40%
Hotels, Restaurants & Leisure	3.47%
Independent Power Producers & Energy Traders	0.72%
Industrial Conglomerates	1.47%
Insurance	4.82%
Internet & Catalog Retail	0.58%
IT Services	1.56%
Leisure Equipment & Products	0.71%
Machinery	1.47%
Media	3.98%
Metals & Mining	2.43%
Multiline Retail	2.11%
Multi-Utilities	1.42%
Office Electronics	2.02%
Oil, Gas & Consumable Fuels	5.02%
Paper & Forest Products	2.37%
Pharmaceuticals	5.64%
Real Estate Investment Trusts	5.41%
Road & Rail	3.68%
Semiconductors & Semiconductor Equipment	0.63%
Software	1.44%
Specialty Retail	0.73%
Trading Companies & Distributors	1.38%
Transportation Infrastructure	0.59%
Wireless Telecommunication Services	1.28%

Total	98.72%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

OJI Paper	0.88%
NTT Data	0.87%
UPM-Kymmene	0.84%
Fraser & Neave	0.83%
West Japan Railway	0.83%
AstraZeneca	0.83%
MEIJI Holdings	0.82%
Nippon Express	0.82%
Lawson	0.80%
Rexam	0.79%

Total	8.31%

LVIP SSgA Funds–3

LVIP SSgA Emerging Markets 100 Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2010

Percentage
Country	of Net Assets

Common Stock	87.50%

Brazil	5.24%
Czechoslovakia	1.77%
Hong Kong	10.57%
Hungary	1.63%
India	1.98%
Malaysia	2.02%
Poland	0.75%
Republic of Korea	28.23%
Russia	3.94%
South Africa	12.53%
Taiwan	14.16%
Thailand	2.47%
Turkey	2.21%

Preferred Stock	10.62%

Brazil	9.65%
Republic of Korea	0.97%

Short-Term Investment	2.46%

Total Value of Securities	100.58%

Liabilities Net of Receivables and Other Assets	(0.58%)

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	0.96%
Air Freight & Logistics	0.89%
Auto Components	1.30%
Automobiles	3.48%
Beverages	2.38%
Building Products	0.84%
Capital Markets	2.72%
Chemicals	3.13%
Commercial Banks	13.21%
Computers & Peripherals	5.02%
Construction & Engineering	0.95%
Construction Materials	1.93%
Diversified Financial Services	3.01%
Diversified Telecommunication Services	3.49%
Electric Utilities	5.00%
Electronic Equipment, Instruments & Components	1.23%
Food & Staples Retailing	1.13%
Food Products	5.36%
Hotels, Restaurants & Leisure	2.14%
Household Durables	0.82%
Independent Power Producers & Energy Traders	1.08%
Industrial Conglomerates	1.83%
Machinery	2.67%
Marine	0.82%
Metals & Mining	7.44%
Oil, Gas & Consumable Fuels	8.64%
Paper & Forest Products	0.82%
Pharmaceuticals	1.77%
Real Estate Management & Development	0.92%
Semiconductors & Semiconductor Equipment	3.81%
Specialty Retail	0.98%
Tobacco	2.13%
Transportation Infrastructure	1.94%
Water Utilities	1.24%
Wireless Telecommunication Services	3.04%

Total	98.12%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Charoen Pokphand Foods	1.47%
Hankook Tire	1.30%
Kia Motors	1.29%
Honam Petrochemical	1.28%
Hyundai Motor	1.25%
Cia de Saneamento Basico do Estado de Sao Paulo	1.24%
HTC	1.24%
Unimicron Technology	1.23%
Anadolu Efes Biracilik Ve Malt Sanayii	1.21%
Reliance Communications	1.19%

Total	12.70%

LVIP SSgA Funds–4

LVIP SSGA Large Cap 100 Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	97.72%

Aerospace & Defense	5.38%
Beverages	1.10%
Chemicals	2.90%
Commercial Services & Supplies	2.09%
Communications Equipment	1.82%
Computers & Peripherals	0.88%
Distributors	1.02%
Diversified Consumer Services	0.95%
Diversified Telecommunications Services	2.04%
Electric Utilities	3.09%
Energy Equipment & Services	0.88%
Food Products	4.20%
Health Care Providers & Services	5.72%
Hotels, Restaurants & Leisure	1.79%
Household Durables	1.89%
Household Products	1.04%
Independent Power Producers & Traders	2.10%
Industrial Conglomerates	0.85%
Insurance	9.57%
IT Services	3.11%
Leisure Equipment & Products	2.17%
Machinery	0.91%
Media	4.93%
Metals & Mining	1.31%
Multiline Retail	0.72%
Multi-Utilities	0.99%
Office Electronics	0.90%
Oil, Gas & Consumable Fuels	7.71%
Paper & Forest Products	1.95%
Pharmaceuticals	5.87%
Real Estate Investment Trusts	1.92%
Road & Rail	2.09%
Semiconductors & Semiconductor Equipment	6.11%
Software	0.85%
Specialty Retail	0.92%
Textiles, Apparel & Luxury Goods	0.96%
Thrift & Mortgage Finance	2.88%
Tobacco	2.11%

U.S. Treasury Obligations	0.25%

Short-Term Investment	2.93%

Total Value of Securities	100.90%

Liabilities Net of Receivables and Other Assets	(0.90%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	1.86%
Newmont Mining	1.31%
Fidelity National Information Services	1.24%
Hasbro	1.16%
McKesson	1.11%
Republic Services	1.11%
NRG Energy	1.10%
Molson Coors Brewing Class B	1.10%
Sara Lee	1.09%
Whirlpool	1.09%

Total	12.17%

LVIP SSgA Funds–5

LVIP SSgA Small-Mid Cap 200 Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	97.80%

Aerospace & Defense	1.99%
Airlines	1.02%
Auto Components	0.44%
Biotechnology	0.82%
Building Products	0.88%
Capital Markets	3.82%
Chemicals	3.41%
Commercial Banks	2.06%
Commercial Services & Supplies	1.39%
Communications Equipment	3.52%
Computers & Peripherals	0.47%
Construction & Engineering	1.47%
Consumer Finance	0.36%
Containers & Packing	0.50%
Distributors	0.48%
Diversified Consumer Services	1.88%
Diversified Financials	0.43%
Diversified Telecommunications Services	1.04%
Electric Utilities	2.57%
Electrical Equipment	0.58%
Electronic Equipment, Instruments & Components	4.36%
Energy Equipment & Services	0.82%
Food & Staples Retailing	2.05%
Food Products	1.67%
Gas Utilities	0.98%
Health Care Equipment & Supplies	4.01%
Health Care Providers & Services	5.34%
Hotels, Restaurants & Leisure	2.89%
Household Durables	2.36%
Industrial Conglomerates	0.96%
Insurance	9.50%
Internet Software & Services	2.40%
IT Services	3.62%
Leisure Equipment & Products	0.65%
Life Sciences Tools & Services	1.04%
Machinery	1.79%
Marine	0.94%
Media	1.27%
Metals & Mining	0.49%
Multiline Retail	0.99%
Multi-Utilities	0.50%
Oil, Gas & Consumable Fuels	3.58%
Paper & Forest Products	0.40%
Pharmaceuticals	0.46%
Real Estate Investment Trusts	4.72%
Road & Rail	0.56%
Semiconductors & Semiconductor Equipment	0.91%
Software	1.47%
Specialty Retail	2.91%
Textiles, Apparel & Luxury Goods	0.99%
Thrift & Mortgage Finance	0.47%
Tobacco	0.40%
Trading Companies & Distributors	2.68%
Wireless Telecommunication Services	0.49%

U.S. Treasury Obligations	0.30%

Short-Term Investment	2.20%

Total Value of Securities	100.30%

Liabilities Net of Receivables and Other Assets	(0.30%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

iGate	0.71%
Sturm Ruger	0.65%
CPI International	0.64%
Seaboard	0.63%
Teekay	0.63%
Great Lakes Dredge & Dock	0.62%
CKE Restaurants	0.61%
TAL International Group	0.61%
Textainer Group Holdings	0.60%
Alamo Group	0.59%

Total	6.29%

LVIP SSgA Funds–6

LVIP SSgA Developed International 150 Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.97%Δ
	Australia–10.35%
±	AGL Energy	57,577	$707,816
±	Amcor	135,380	721,178
±	Bendigo & Adelaide Bank	83,322	567,642
±	Boral	148,483	594,489
±	Dexus Property Group	1,068,301	685,181
±	Goodman Group	1,321,391	698,566
±	GPT Group	300,940	702,315
±	Metcash	208,962	734,096
±	OneSteel	222,236	549,586
±	Orica	32,307	679,269
±	Origin Energy	50,333	627,642
±	QBE Insurance Group	39,995	606,598
±	TABCORP Holdings	125,445	664,513
±	Tatts Group	351,924	659,547
±	Telstra	289,172	787,836
±	Toll Holdings	112,361	511,451

			10,497,725

	Belgium–2.50%
±	Delhaize Group	9,864	715,845
±	Groupe Bruxelles Lambert	8,640	599,164
±	Solvay Class A	7,715	658,859
±	UCB	17,885	561,708

			2,535,576

	Canada–3.77%
†	Canadian Tire Class A	14,500	723,978
	EnCana	25,490	773,116
	Enerplus Resources Fund	33,523	722,675
	Loblaw	21,500	779,816
	Yamana Gold	80,173	825,079

			3,824,664

	Finland–2.74%
±†	Fortum	32,412	711,524
±	Nokia	51,150	416,948
±†	UPM-Kymmene	64,204	850,086
±	Wartsila	17,600	800,369

			2,778,927

	France–12.19%
±	Bouygues	15,183	586,134
±	Cap Gemini	16,092	707,295
±	Casino Guichard Perrachon	9,370	711,100
±	Cie de Saint-Gobain	16,501	614,952
±	CNP Assurances	8,090	550,433
±	France Telecom	31,910	553,522
±	GDF Suez	19,768	562,457
±†	Lafarge	10,847	591,510
±	Lagardere	18,866	588,465
±	Neopost	9,920	718,398
±	PPR	5,786	718,814
±	Sanofi-Aventis	10,645	641,172
±	Schneider Electric	6,760	682,816
±	SCOR	30,236	577,535
±	Societe Generale	12,150	500,000
±	Thales	19,015	613,932
±	Total	13,671	610,307
±	Vallourec	4,001	689,878
±	Vinci	13,473	559,467
±	Vivendi	28,532	579,877

			12,358,064

	Germany–2.38%
±	Allianz	6,090	601,103
±†	Deutsche Lufthansa	47,815	662,524
±	E.ON	20,684	557,706
±	Muenchener Rueckversicherungs Class R	4,706	590,661

			2,411,994

	Greece–0.79%
±	OPAP	33,680	419,085
±	Piraeus Bank	91,329	385,506

			804,591

■	Hong Kong–0.64%
±	Hutchison Whampoa	104,759	644,673

			644,673

	Ireland–0.65%
±	CRH	31,755	658,754

			658,754

	Italy–4.42%
±	Banca Monte dei Paschi di Siena	515,956	583,850
±†	Banca Popolare di Milano Scarl	127,936	526,732
±	Enel	136,520	578,095
±	ENI	32,545	597,446
±	Finmeccanica	57,206	593,072
±	Intesa Sanpaolo	265,255	528,374
±	Telecom Italia	530,347	585,738
±	Unione di Banche Italiane SCpA	56,647	487,780

			4,481,087

	Japan–18.45%
±	Astellas Pharma	21,900	733,982
±	Brother Industries	65,700	682,242
±	Chiba Bank	133,000	803,162
±	East Japan Railway	11,400	759,290
±†	Eisai	22,200	736,824
±	Fukuoka Financial Group	187,000	778,633
±	Hokuhoku Financial Group	349,000	641,296
±	ITOCHU	90,600	708,463
±	Japan Real Estate Investment	90	733,311
±	Lawson	18,600	813,753
±	MEIJI Holdings	20,400	834,860
±	Nintendo	2,400	704,861
±	Nippon Building Fund	89	706,373

LVIP SSgA Funds–7

LVIP SSgA Developed International 150 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

±	Nippon Express	184,000	$829,352
±	NTT Data	238	878,752
±	OJI Paper	181,000	887,685
±	Ono Pharmaceutical	17,800	721,779
±	Osaka Gas	221,000	797,364
±	Ricoh	51,000	650,512
±	Rohm	10,600	636,701
±	Sankyo	16,000	723,429
±	Showa Denko	352,000	635,912
±	Sumitomo	69,000	689,298
±	Takeda Pharmaceutical	18,000	773,366
±	West Japan Railway	230	841,318

			18,702,518

	Luxembourg–0.48%
±	ArcelorMittal	18,287	490,530

			490,530

	Netherlands–4.14%
±	Akzo Nobel	13,907	722,875
±	European Aeronautic Defence & Space	39,369	803,501
±	Koninklijke DSM	17,776	706,689
±	Royal Dutch Shell Class A	27,375	690,804
±	SBM Offshore	39,683	567,759
±	Wolters Kluwer	36,566	701,283

			4,192,911

	New Zealand–1.36%
±	Fletcher Building	134,032	716,942
±	Telecom Corporation of New Zealand	516,058	664,276

			1,381,218

	Portugal–1.06%
±	Banco Comercial Portugues	686,547	515,567
±	Banco Espirito Santo	141,385	557,922

			1,073,489

	Singapore–3.05%
±	Fraser & Neave	231,000	844,584
±	Golden Agri-Resources	1,914,000	717,438
±	Keppel	121,077	730,905
±†	K-Green Trust	23,415	17,568
±	Singapore Press Holdings	290,000	780,517

			3,091,012

	Spain–5.47%
±	Abertis Infraestructuras	41,825	601,231
±	ACS Actividades de Construccion y Servicios	16,545	608,065
±	Banco de Sabadell	143,702	650,782
±	Banco Popular Espanol	103,769	525,988
±	Banco Santander	57,453	602,512
±	Criteria Caixacorp	160,053	654,580
±	Gas Natural	42,974	621,071
±	Mapfre	222,659	605,512
±	Repsol	33,491	675,907

			5,545,648

	Sweden–1.94%
±	Securitas Class B	74,200	672,788
±	Skanska Class B	43,500	629,530
±	Svenska Cellulosa Class B	56,134	660,410

			1,962,728

	Switzerland–1.32%
±	Baloise Holding	8,950	622,974
±	Novartis	14,681	711,487

			1,334,461

	United Kingdom–20.27%
±	Associated British Foods	53,481	774,737
±	AstraZeneca	17,806	839,444
±	BAE Systems	135,779	632,020
±	Balfour Beatty	172,531	613,001
±	BHP Billiton	23,187	600,913
±	BP	81,025	387,863
±	British Land	108,836	702,878
±	Firstgroup	145,701	790,515
±	Home Retail Group	186,035	590,911
±	HSBC Holdings	78,368	716,036
±	Imperial Tobacco Group	26,047	727,625
±	International Power	164,150	732,619
±	J Sainsbury	159,753	762,071
±	Kingfisher	238,140	745,839
±	Land Securities Group	77,269	639,904
±	Man Group	216,656	718,372
±	Marks & Spencer Group	141,487	696,463
±	Pearson	50,557	665,155
±	Rexam	178,602	803,822
±	RSA Insurance Group	410,598	728,256
±	Sage Group	218,896	753,632
±	Segro	163,973	618,368
±	Tesco	120,268	678,613
±	Thomas Cook Group	194,522	515,060
±	TUI Travel	167,339	520,768
±	United Utilities Group	93,659	732,770
±	Vodafone Group	344,396	709,483
±	Whitbread	35,501	741,745
±	WM Morrison Supermarkets	175,741	694,569
±	WPP	76,643	721,869

			20,555,321

	Total Common Stock (Cost $111,800,071)		99,325,891

LVIP SSgA Funds–8

LVIP SSgA Developed International 150 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	PREFERRED STOCK–0.75%Δ
	Germany–0.75%
±	Volkswagen	8,639	$760,130

	Total Preferred Stock (Cost $787,254)		760,130

	SHORT-TERM INVESTMENT–3.83%
	Money-Market Mutual Fund–3.83%
	Dreyfus Treasury & Agency Cash Management Fund	3,883,197	3,883,197

	Total Short-Term Investment (Cost $3,883,197)		3,883,197

TOTAL VALUE OF SECURITIES–102.55% (Cost $116,470,522)	103,969,218

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.55%)	(2,589,729)

NET ASSETS APPLICABLE TO 14,414,194 SHARES OUTSTANDING–100.00%	$101,379,489

NET ASSET VALUE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($758,682 / 107,783 Shares)	$7.039

NET ASSET VALUE–LVIP SSgA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($100,620,807 / 14,306,411 Shares)	$7.033

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$101,841,892
Undistributed net investment income	1,740,139
Accumulated net realized gain on investments	10,303,837
Net unrealized depreciation of investments and foreign currencies	(12,506,379)

Total net assets	$101,379,489

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non income producing security.

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $96,261,357, which represented 94.95% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–European Monetary Unit
GBP–British Pound Sterling
JPY–Japanese Yen
NZD–New Zealand Dollar
SCpA–Italian Consortium Joint-Stock Company
SEK–Swedish Krona
SGD–Singapore Dollar
USD–United States Dollar

LVIP SSgA Funds–9

LVIP SSgA Developed International 150 Fund
Statement of Net Assets (continued)

[1]	The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)

AUD	375,452	USD	(320,000)	7/2/10	$(4,191)
CAD	189,417	USD	(180,000)	7/2/10	(2,063)
CHF	83,721	USD	(77,000)	7/2/10	677
EUR	830,387	USD	(1,010,000)	7/1/10	5,527
GBP	491,433	USD	(740,000)	7/2/10	(5,898)
JPY	56,354,498	USD	(637,000)	7/2/10	587
NZD	93,869	USD	(65,000)	7/2/10	(653)
SEK	1,267,262	USD	(162,000)	7/2/10	574
SGD	151,598	USD	(108,000)	7/2/10	324

					$(5,116)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP SSgA Funds–10

LVIP SSgA Emerging Markets 100 Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–87.50%Δ
	Brazil–5.24%
	Banco do Brasil	90,600	$1,254,346
	Centrais Eletricas Brasileiras	103,200	1,377,906
	Cia de Saneamento Basico do Estado de Sao Paulo	86,627	1,762,775
	Empresa Bras de Aeronautica	263,300	1,371,202
	Souza Cruz	44,600	1,680,222

			7,446,451

	Czechoslovakia–1.77%
±†	Komercni Banka	7,649	1,225,558
±†	Telefonica o2 Czech Republic	66,462	1,289,205

			2,514,763

■	Hong Kong–10.57%
±	Bank of China	2,909,000	1,467,551
±	Chaoda Modern Agriculture Holdings	1,456,000	1,419,878
±	China Agri-Industries Holdings	1,124,684	1,298,909
±	China Petroleum & Chemical	1,848,000	1,490,604
±	China Shipping Development	924,000	1,162,135
±	COSCO Pacific	1,001,632	1,182,103
±	Denway Motors	2,852,500	1,343,124
±	PetroChina	1,326,000	1,466,595
±	Shanghai Industrial Holdings	330,000	1,306,325
±	Shui On Land	3,036,858	1,307,100
±	Zhejiang Expressway	1,718,000	1,582,972

			15,027,296

	Hungary–1.63%
±†	Magyar Telekom Telecommunications	381,451	1,042,276
±†	Richter Gedeon	7,181	1,269,655

			2,311,931

	India–1.98%
±†	Reliance Communications	400,695	1,694,619
±	Tata Steel	107,857	1,117,089

			2,811,708

	Malaysia–2.02%
±	PPB Group	281,300	1,384,083
±	Resorts World	1,763,300	1,480,892

			2,864,975

	Poland–0.75%
±†	KGHM Polska Miedz	41,383	1,069,037

			1,069,037

	Republic of Korea–28.23%
±	Busan Bank	141,122	1,270,187
±	CJ CheilJedang	7,810	1,423,775
±	Daegu Bank	115,953	1,315,916
±	Daewoo Securities	86,050	1,403,038
±	Daewoo Shipbuilding & Marine Engineering	79,100	1,198,508
±	GS Holdings	43,800	1,362,760
±	Hankook Tire	81,690	1,851,406
±	Hanwha	42,600	1,284,372
±	Honam Petrochemical	15,430	1,824,111
±	Hyosung	21,130	1,336,571
±	Hyundai Heavy Industries	7,410	1,408,536
±	Hyundai Mipo Dockyard	11,307	1,183,374
±	Hyundai Motor	15,170	1,773,158
±	Hyundai Securities	126,210	1,193,632
±	Hyundai Steel	19,930	1,455,313
±	Kangwon Land	103,210	1,554,957
±	KB Financial Group	31,404	1,202,475
±	KCC	4,970	1,195,581
±	Kia Motors	69,390	1,836,651
±	Korea Exchange Bank	130,119	1,324,720
±	Korea Zinc	8,680	1,531,034
±	KT	36,630	1,351,242
±	KT&G	27,350	1,343,137
±	LG Electronics	15,300	1,162,251
±	LG Telecom	221,795	1,381,635
±	POSCO	3,328	1,259,691
±	SK Holdings	17,070	1,211,206
±	SK Telecom	9,539	1,248,814
±	Yuhan	9,940	1,240,554

			40,128,605

	Russia–3.94%
	Gazpromneft Class S	305,033	1,334,519
†	LUKOIL ADR	26,770	1,404,426
±	Surgutneftegaz ADR	155,095	1,353,210
†	Tatneft ADR	53,656	1,513,100

			5,605,255

	South Africa–12.53%
±	ABSA Group	80,176	1,262,589
±	Aveng	303,260	1,353,977
±	Exxaro Resources	90,585	1,296,700
±†	Foschini	165,886	1,396,366
±	Gold Fields	123,446	1,655,259
±	Imperial Holdings	113,745	1,264,777
±	Investec	182,534	1,272,682
±	Massmart Holdings	104,899	1,607,476
±	Murray & Roberts Holdings	256,846	1,292,426
±	Nedbank Group	81,478	1,268,561
±	Remgro	116,269	1,430,155
±	RMB Holdings	351,971	1,424,021
±	Standard Bank Group	97,039	1,286,633

			17,811,622

	Taiwan–14.16%
±	Asia Cement	1,590,000	1,390,193
±	Catcher Technology	616,000	1,322,835
±	Chang Hwa Commercial Bank	3,422,000	1,551,251
±	Compal Electronics	1,156,277	1,371,007

LVIP SSgA Funds–11

LVIP SSgA Emerging Markets 100 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Taiwan (continued)

±	HTC	133,000	$1,758,400
±	Lite-On Technology	1,170,371	1,276,841
±	Macronix International	2,345,000	1,534,110
±	Mega Financial Holding	2,678,000	1,423,536
±	Novatek Microelectronics	485,906	1,298,194
±	Powertech Technology	435,000	1,202,416
±	Quanta Computer	780,000	1,403,615
±	Taiwan Cement	1,605,000	1,347,252
±	Taiwan Cooperative Bank	2,503,000	1,501,080
±	Unimicron Technology	1,207,000	1,749,090

			20,129,820

	Thailand–2.47%
±	Bangkok Bank	372,540	1,423,868
	Charoen Pokphand Foods	3,335,700	2,090,605

			3,514,473

	Turkey–2.21%
±	Anadolu Efes Biracilik Ve Malt Sanayii	147,396	1,720,234
±	Haci Omer Sabanci Holding	354,343	1,422,042

			3,142,276

	Total Common Stock (Cost $126,233,660)		124,378,212

	PREFERRED STOCK–10.62%Δ
	Brazil–9.65%
	Centrais Elecricas Brasileiras Class B 6.84%	85,385	1,360,010
	Cia de Bebidas das Americas 3.84%	16,697	1,661,375
	Cia Energetica de Minas Gerais 5.22%	101,246	1,463,993
	Cia Energetica de Sao Paulo Class B 1.60%	110,392	1,505,123
	Cia Paranaense de Energia Class B 2.58%	74,667	1,531,811
	Eletropaulo Metropolitana Eletricidade de Sao Paulo Class B 18.60%	69,752	1,401,223
	Petroleo Brasiliero 4.31%	76,500	1,142,626
	Suzano Papel e Celulose 4.16%	139,200	1,172,982
	Tele Norte Leste Participacoes 11.71%	85,700	1,282,889
	Usinas Siderurgicas de Minas Gerais Class A 2.00%	44,514	1,191,150

			13,713,182

	Republic of Korea–0.97%
±	Samsung Electronics 1.43%	3,260	1,388,265

			1,388,265

	Total Preferred Stock (Cost $15,011,063)		15,101,447

	SHORT-TERM INVESTMENT–2.46%
	Money Market Mutual Fund–2.46%
	Dreyfus Treasury & Agency Cash Management Fund	3,497,181	3,497,181

	Total Short-Term Investment (Cost $3,497,181)		3,497,181

TOTAL VALUE OF SECURITIES–100.58% (Cost $144,741,904)	142,976,840

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.58%)	(828,744)

NET ASSETS APPLICABLE TO 13,483,434 SHARES OUTSTANDING–100.00%	$142,148,096

NET ASSET VALUE–LVIP SSgA EMERGING MARKETS 100 FUND STANDARD CLASS ($35,823,456 / 3,395,301 Shares)	$10.551

NET ASSET VALUE–LVIP SSgA EMERGING MARKETS 100 FUND SERVICE CLASS ($106,324,640 / 10,088,133 Shares)	$10.540

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$120,737,753
Undistributed net investment income	648,948
Accumulated net realized gain on investments	22,534,843
Net unrealized depreciation of investments and foreign currencies	(1,773,448)

Total net assets	$142,148,096

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non income producing security.

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $111,977,376, which represented 78.78% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR–American Depositary Receipts
CZK–Czech Koruna
HKD–Hong Kong Dollar

LVIP SSgA Funds–12

LVIP SSgA Emerging Markets 100 Fund
Statement of Net Assets (continued)

HUF–Hungarian Forint
PLN–Polish Zloty
TRY–Turkish Lira
TWD–Taiwan Dollar
USD–United States Dollar
ZAR–South African Rand

[1]	The following foreign currency exchange contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)

CZK	3,240,275	USD	(155,000)	7/1/10	$(804)
HKD	2,724,225	USD	(350,000)	7/1/10	(162)
HUF	29,018,750	USD	(125,000)	7/1/10	(695)
PLN	235,690	USD	(70,000)	7/1/10	(525)
TRY	78,637	USD	(50,000)	7/1/10	(350)
TWD	16,090,000	USD	(500,000)	7/1/10	(1,465)
ZAR	5,134,340	USD	(680,000)	7/1/10	(11,260)

					$(15,261)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP SSgA Funds–13

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.72%
	Aerospace & Defense–5.38%
	General Dynamics	27,337	$1,600,855
	Honeywell International	46,600	1,818,798
	L-3 Communications Holdings	23,060	1,633,570
	Lockheed Martin	25,361	1,889,394
	Northrop Grumman	32,413	1,764,564
	Raytheon	37,205	1,800,350

			10,507,531

	Beverages–1.10%
	Molson Coors Brewing Class B	50,525	2,140,239

			2,140,239

	Chemicals–2.90%
	Air Products & Chemicals	28,600	1,853,566
	Lubrizol	23,042	1,850,503
	PPG Industries	32,272	1,949,552

			5,653,621

	Commercial Services & Supplies–2.09%
	Republic Services	72,700	2,161,371
	Waste Management	61,300	1,918,077

			4,079,448

	Communications Equipment–1.82%
	Corning	104,464	1,687,094
	Harris	44,696	1,861,588

			3,548,682

	Computers & Peripherals–0.88%
	Hewlett-Packard	39,707	1,718,519

			1,718,519

	Distributors–1.02%
	Genuine Parts	50,307	1,984,611

			1,984,611

	Diversified Consumer Services–0.95%
	Block (H&R)	118,000	1,851,420

			1,851,420

	Diversified Telecommunications Services–2.04%
	AT&T	81,719	1,976,783
	CenturyTel	59,884	1,994,736

			3,971,519

	Electric Utilities–3.09%
	American Electric Power	61,773	1,995,268
	FirstEnergy	54,300	1,912,989
	Progress Energy	54,000	2,117,880

			6,026,137

	Energy Equipment & Services–0.88%
	National Oilwell Varco	52,042	1,721,029

			1,721,029

	Food Products–4.20%
	ConAgra Foods	84,759	1,976,580
	Kraft Foods	70,200	1,965,600
	Sara Lee	151,500	2,136,150
	Smucker (J.M.)	35,067	2,111,735

			8,190,065

	Health Care Providers & Services–5.72%
	Aetna	60,211	1,588,366
	Cardinal Health	58,904	1,979,763
	CIGNA	57,700	1,792,162
	McKesson	32,273	2,167,455
	Quest Diagnostics	36,200	1,801,674
	UnitedHealth Group	64,645	1,835,918

			11,165,338

	Hotels, Restaurants & Leisure–1.79%
	Darden Restaurants	47,700	1,853,145
	Wyndham Worldwide	81,628	1,643,988

			3,497,133

	Household Durables–1.89%
	Garmin	53,887	1,572,423
	Whirlpool	24,200	2,125,244

			3,697,667

	Household Products–1.04%
	Kimberly-Clark	33,614	2,038,017

			2,038,017

	Independent Power Producers & Traders–2.10%
	Constellation Energy Group	60,500	1,951,125
†	NRG Energy	101,007	2,142,358

			4,093,483

	Industrial Conglomerates–0.85%
	General Electric	115,349	1,663,333

			1,663,333

	Insurance–9.57%
	Allstate	65,700	1,887,561
	Chubb	41,000	2,050,409
	Cincinnati Financial	73,458	1,900,358
	Everest Re Group	26,091	1,845,156
	PartnerRe	26,451	1,855,273
	Principal Financial Group	71,900	1,685,336
	Prudential Financial	34,900	1,872,734

LVIP SSgA Funds–14

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Insurance (continued)

Travelers	39,147	$1,927,990
Unum Group	85,771	1,861,231
XL Capital Class A	112,400	1,799,524

		18,685,572

IT Services–3.11%
Automatic Data Processing	47,500	1,912,350
Computer Sciences	38,719	1,752,035
Fidelity National Information Services	90,021	2,414,363

		6,078,748

Leisure Equipment & Products–2.17%
Hasbro	55,095	2,264,404
Mattel	93,385	1,976,027

		4,240,431

Machinery–0.91%
ITT	39,400	1,769,848

		1,769,848

Media–4.93%
Comcast Class A	112,200	1,948,914
News Class A	147,405	1,762,964
Omnicom Group	54,760	1,878,268
Time Warner	67,931	1,963,885
Time Warner Cable	39,583	2,061,483

		9,615,514

Metals & Mining–1.31%
Newmont Mining	41,400	2,556,036

		2,556,036

Multiline Retail–0.72%
Penney (J.C.)	65,674	1,410,678

		1,410,678

Multi-Utilities–0.99%
Ameren	81,441	1,935,853

		1,935,853

Office Electronics–0.90%
Xerox	217,878	1,751,739

		1,751,739

Oil, Gas & Consumable Fuels–7.71%
Chevron	27,819	1,887,797
ConocoPhillips	41,269	2,025,895
Exxon Mobil	63,573	3,628,120
Marathon Oil	66,727	2,074,542
Murphy Oil	37,815	1,873,733
Spectra Energy	93,731	1,881,181
Williams Companies	91,435	1,671,432

		15,042,700

Paper & Forest Products–1.95%
International Paper	86,300	1,952,969
MeadWestvaco	83,100	1,844,820

		3,797,789

Pharmaceuticals–5.87%
Abbott Laboratories	40,100	1,875,878
Bristol-Myers Squibb	79,500	1,982,730
Johnson & Johnson	32,215	1,902,618
Lilly (Eli)	58,300	1,953,050
Merck	56,537	1,977,099
Pfizer	123,153	1,756,162

		11,447,537

Real Estate Investment Trusts–1.92%
Annaly Mortgage Management	123,600	2,119,740
ProLogis	160,002	1,620,820

		3,740,560

Road & Rail–2.09%
CSX	41,747	2,071,904
Norfolk Southern	37,821	2,006,404

		4,078,308

Semiconductors & Semiconductor Equipment–6.11%
Analog Devices	73,651	2,051,917
Intel	94,841	1,844,657
Maxim Integrated Products	109,600	1,833,608
Microchip Technology	74,991	2,080,250
Texas Instruments	86,756	2,019,680
Xilinx	82,835	2,092,412

		11,922,524

Software–0.85%
CA	90,003	1,656,055

		1,656,055

Specialty Retail–0.92%
Gap	91,954	1,789,425

		1,789,425

Textiles, Apparel & Luxury Goods–0.96%
VF	26,348	1,875,451

		1,875,451

LVIP SSgA Funds–15

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Thrift & Mortgage Finance–2.88%
	Hudson City Bancorp	150,000	$1,836,000
	New York Community Bancorp	128,398	1,960,637
	People’s United Financial	135,817	1,833,530

			5,630,167

	Tobacco–2.11%
	Altria Group	103,503	2,074,200
	Reynolds American	39,319	2,049,306

			4,123,506

	Total Common Stock (Cost $194,799,862)		190,696,233

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

¥∧	U.S. Treasury Obligations–0.25%
	U.S. Treasury Bills
	0.08% 10/14/10	$190,000	$189,921
	0.13% 9/16/10	150,000	149,954
	0.145% 8/19/10	50,000	49,989
	0.165% 8/26/10	100,000	99,975

	Total U. S. Treasury Obligations (Cost $489,878)		489,839

		Number of
		Shares

	SHORT-TERM INVESTMENT–2.93%
	Money Market Mutual Fund–2.93%
	Dreyfus Treasury & Agency Cash Management Fund	5,721,168	5,721,168

	Total Short-Term Investment (Cost $5,721,168)		5,721,168

TOTAL VALUE OF SECURITIES–100.90% (Cost $201,010,908)	196,907,240

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.90%)	(1,754,454)

NET ASSETS APPLICABLE TO 22,462,079 SHARES OUTSTANDING–100.00%	$195,152,786

NET ASSET VALUE–LVIP SSgA LARGE CAP 100 FUND STANDARD CLASS ($910,244 / 104,652 Shares)	$8.698

NET ASSET VALUE–LVIP SSgA LARGE CAP 100 FUND SERVICE CLASS ($194,242,542 / 22,357,427 Shares)	$8.688

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$170,712,062
Undistributed net investment income	2,586,654
Accumulated net realized gain on investments	26,173,722
Net unrealized depreciation of investments	(4,319,652)

Total net assets	$195,152,786

†	Non income producing security.

∧	Zero coupon security. The rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for financial futures contracts.

[1]	The following financial futures contract was outstanding at June 30, 2010:

Financial Futures Contract

	Notional	Notional		Unrealized
Contract to Buy	Cost	Value	Expiration Date	Depreciation

74 S&P 500 E-Mini Index	$4,014,404	$3,798,420	9/17/10	$(215,984)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP SSgA Funds–16

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.80%
	Aerospace & Defense–1.99%
	Applied Signal Technology	19,414	$381,485
	Ducommun	18,500	316,350
	KBR	17,400	353,916
	Triumph Group	5,455	363,467

			1,415,218

	Airlines–1.02%
†	Republic Airways Holdings	64,500	394,095
	SkyWest	26,962	329,476

			723,571

	Auto Components–0.44%
	Standard Motor Products	38,500	310,695

			310,695

	Biotechnology–0.82%
†	American Oriental Bioengineering	93,200	234,864
	PDL BioPharma	62,521	351,368

			586,232

	Building Products–0.88%
	Ameron International	6,117	369,039
	Apogee Enterprises	23,982	259,725

			628,764

	Capital Markets–3.82%
	Apollo Investment	29,780	277,847
	Ares Capital	25,756	322,723
	BlackRock Kelso Capital	38,646	381,437
	Fifth Street Finance	32,702	360,703
	Gladstone Capital	32,700	353,487
	MVC Capital	28,435	367,380
	PennantPark Investment	37,200	355,260
	Prospect Capital	31,445	303,444

			2,722,281

	Chemicals–3.41%
	Ashland	7,200	334,224
	Hawkins	15,814	380,801
	Huntsman	31,347	271,778
	Innophos Holdings	13,826	360,582
	Olin	19,448	351,814
	Quaker Chemical	14,109	382,214
	Sensient Technologies	13,300	344,869

			2,426,282

	Commercial Banks–2.06%
	Banco Latinoamericano de Comercio Exterior	26,900	335,981
	First Bancorp	28,078	406,850
	FNB	47,500	381,425
	Renasant	24,000	344,400

			1,468,656

	Commercial Services & Supplies–1.39%
	ABM Industries	18,284	383,050
	Brady Class A	12,200	304,024
	EnergySolutions	60,000	305,400

			992,474

	Communications Equipment–3.52%
	Adtran	14,520	395,960
†	Anaren	26,775	400,019
	Bel Fuse Class B	19,110	315,506
	Black Box	12,601	351,442
†	EchoStar Class A	18,818	359,047
	Plantronics	12,408	354,869
	Tellabs	51,300	327,807

			2,504,650

	Computers & Peripherals–0.47%
	Diebold	12,186	332,069

			332,069

	Construction & Engineering–1.47%
	Comfort Systems USA	31,100	300,426
	Granite Construction	12,873	303,545
	Great Lakes Dredge & Dock	73,689	442,134

			1,046,105

	Consumer Finance–0.36%
	Student Loan	10,734	258,475

			258,475

	Containers & Packing–0.50%
	Sealed Air	18,100	356,932

			356,932

	Distributors–0.48%
†	Core Mark Holding	12,400	339,760

			339,760

	Diversified Consumer Services–1.88%
	Hillenbrand	17,500	374,325
	Regis	20,500	319,185
	Service Corporation International	42,264	312,754
	Stewart Enterprises	61,766	334,154

			1,340,418

	Diversified Financials–0.43%
	Primoris Services	49,037	308,933

			308,933

	Diversified Telecommunications Services–1.04%
	Atlantic Tele-Network	8,494	350,802
	USA Mobility	30,400	392,768

			743,570

LVIP SSgA Funds–17

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Electric Utilities–2.57%
	Central Vermont Public Service	19,100	$377,034
	Empire District Electric	21,224	398,375
	Otter Tail	17,700	342,141
	Pepco Holdings	22,600	354,368
	Portland General Electric	19,667	360,496

			1,832,414

	Electrical Equipment–0.58%
	AZZ	11,300	415,501

			415,501

	Electronic Equipment, Instruments & Components–4.36%
	AVX	26,860	344,345
†	China Security & Surveillance Technology	49,800	230,076
†	CPI International	29,182	454,947
	CTS	40,483	374,063
†	Ingram Micro	22,100	335,699
	MTS Systems	13,351	387,179
	Park Electrochemical	13,217	322,627
†	Synnex	12,911	330,780
†	Tech Data	9,220	328,416

			3,108,132

	Energy Equipment & Services–0.82%
	Gulf Island Fabrication	17,401	270,064
	Tidewater	8,049	311,657

			581,721

	Food & Staples Retailing–2.05%
	Ingles Markets Class A	25,672	386,364
	Spartan Stores	26,700	366,324
	Village Super Market Class A	13,669	358,811
	Weis Markets	10,630	349,833

			1,461,332

	Food Products–1.67%
	Cal-Maine Foods	11,238	358,829
	Del Monte Foods	26,420	380,184
	Seaboard	298	449,980

			1,188,993

	Gas Utilities–0.98%
	Atmos Energy	13,500	365,040
	Southern Union	15,300	334,458

			699,498

	Health Care Equipment & Supplies–4.01%
	Analogic	8,896	404,856
	Atrion	2,693	363,690
	Cantel Medical	19,579	326,969
	Cooper	9,925	394,916
	Invacare	14,258	295,711
	STERIS	11,294	351,018
	West Pharmaceutical Services	9,220	336,438
	Young Innovations	13,500	380,025

			2,853,623

	Health Care Providers & Services–5.34%
	Chemed	7,145	390,403
	Ensign Group	22,281	368,082
†	HealthSpring	21,877	339,312
†	Kindred Healthcare	21,500	276,060
	National Healthcare	10,937	376,889
	Omnicare	13,600	322,320
	Owens & Minor	8,201	232,744
	Patterson	12,500	356,625
†	Sun Healthcare Group	40,106	324,056
†	Triple-S Management Class B	21,700	402,535
	Universal Health Services Class B	10,908	416,140

			3,805,166

	Hotels, Restaurants & Leisure–2.89%
	Ambassadors Group	34,600	390,634
	Bob Evans Farms	12,600	310,212
	Burger King Holdings	18,254	307,397
	Churchill Downs	10,200	334,560
	CKE Restaurants	34,791	435,932
	Marcus	29,952	283,346

			2,062,081

	Household Durables–2.36%
	American Greetings Class A	18,200	341,432
	Kimball International Class B	55,900	309,127
	National Presto Industries	3,200	297,152
	Newell Rubbermaid	25,500	373,320
	Snap-On	8,751	358,003

			1,679,034

	Industrial Conglomerates–0.96%
	Carlisle	10,104	365,057
	Teleflex	5,931	321,935

			686,992

	Insurance–9.50%
	Allied World Assurance Holdings	8,503	385,866
	Alterra Capital Holdings	16,656	312,800
	American Financial Group	13,523	369,448
	Argo Group International Holdings	11,708	358,148
	Aspen Insurance Holdings	13,163	325,653
	Axis Capital Holdings	12,152	361,157
	Baldwin & Lyons Class B	16,040	337,000
	EMC Insurance Group	16,891	370,420
	Endurance Specially Holdings	10,331	387,722
	Flagstone Reinsurance Holdings	33,310	360,414
	Horace Mann Educators	25,221	385,881
	Maiden Holdings	52,114	342,389

LVIP SSgA Funds–18

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Insurance (continued)

	Mercury General	8,859	$367,117
	Montpelier Re Holdings	22,781	340,120
	OneBeacon Insurance Group	21,970	314,610
	Protective Life	17,500	374,325
	Safety Insurance Group	10,248	379,381
†	Universal American	24,988	359,827
	Validus Holdings	13,925	340,049

			6,772,327

	Internet Software & Services–2.40%
†	AOL	15,100	313,929
	Earthlink	45,121	359,163
†	Internet Capital Group	45,600	346,560
†	S1	65,263	392,231
	United Online	51,900	298,944

			1,710,827

	IT Services–3.62%
	Cass Information Systems	12,200	417,850
†	CIBER	101,554	281,305
	DST Systems	9,400	339,716
	iGate	39,513	506,557
	MAXIMUS	6,267	362,671
	Syntel	9,997	339,398
	Total System Services	24,367	331,391

			2,578,888

	Leisure Equipment & Products–0.65%
	Sturm Ruger	32,300	462,859

			462,859

	Life Sciences Tools & Services–1.04%
	PerkinElmer	16,196	334,771
	Pharmaceutical Product Development	16,052	407,882

			742,653

	Machinery–1.79%
	Alamo Group	19,338	419,634
	Ampco-Pittsburgh	15,364	320,032
	Federal Signal	42,475	256,549
	Harsco	11,919	280,097

			1,276,312

	Marine–0.94%
	International Shipholding	12,918	285,875
	Ship Finance International	21,513	384,653

			670,528

	Media–1.27%
	Cinemark Holdings	21,199	278,767
	Gannett	23,300	313,618
	Harte-Hanks	29,966	313,145

			905,530

	Metals & Mining–0.49%
	Kaiser Aluminum	10,100	350,167

			350,167

	Multiline Retail–0.99%
	Dillard’s Class A	16,200	348,300
	Fred’s Class A	32,200	356,132

			704,432

	Multi-Utilities–0.50%
	Avista	18,300	357,399

			357,399

	Oil, Gas & Consumable Fuels–3.58%
†	Cloud Peak Energy	22,992	304,874
	Delek US Holdings	52,500	383,250
	Knightsbridge Tankers	22,420	394,368
	Overseas Shipholding Group	9,855	365,029
	Teekay	17,052	446,251
	Teekay Tankers Class A	30,691	341,591
†	USEC	66,800	317,968

			2,553,331

	Paper & Forest Products–0.40%
	Glatfelter	26,174	283,988

			283,988

	Pharmaceuticals–0.46%
	Medicis Pharmaceutical Class A	15,052	329,341

			329,341

	Real Estate Investment Trusts–4.72%
	American Capital Agency	15,000	396,300
	Anworth Mortgage Asset	57,425	408,865
	Capstead Mortgage	32,216	356,309
	Chimera Investment	97,500	351,975
	Cypress Sharpridge Investments	28,796	364,557
	Hatteras Financial	15,068	419,191
	Hospitality Properties Trust	16,160	340,976
	Invesco Mortgage Capital	16,751	335,188
	MFA Financial	52,297	386,998

			3,360,359

	Road & Rail–0.56%
	Ryder System	9,925	399,283

			399,283

	Semiconductors & Semiconductor Equipment–0.91%
	Cohu	27,753	336,644
	Intersil Class A	25,900	313,649

			650,293

LVIP SSgA Funds–19

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Software–1.47%
	Broadridge Financial Solutions	18,000	$342,900
	Fair Isaac	15,068	328,332
	Henry (Jack) & Associates	15,840	378,259

			1,049,491

	Specialty Retail–2.91%
	Barnes & Noble	17,500	225,750
	Big 5 Sporting Goods	25,484	334,860
	Cato Class A	17,936	394,951
	Foot Locker	25,654	323,753
†	Fuqi International	34,800	236,640
	Men’s Wearhouse	16,118	295,926
	Stage Stores	24,600	262,728

			2,074,608

	Textiles, Apparel & Luxury Goods–0.99%
	Unifirst	7,450	327,949
	Weyco Group	16,425	374,162

			702,111

	Thrift & Mortgage Finance–0.47%
	Bank Mutual	58,800	333,984

			333,984

	Tobacco–0.40%
	Universal	7,221	286,529

			286,529

	Trading Companies & Distributors–2.68%
	Aircastle	40,670	319,260
	Electro Rent	29,336	375,207
	GATX	13,286	354,470
	TAL International Group	19,345	434,683
	Textainer Group Holdings	17,736	428,147

			1,911,767

	Wireless Telecommunication Services–0.49%
	Telephone & Data Systems	11,400	346,446

			346,446

	Total Common Stock (Cost $71,516,477)		69,693,025

		Principal
		Amount
		(U.S. $)

¥∧	U.S. TREASURY OBLIGATIONS–0.30%
	U.S. Treasury Bills
	0.08% 10/14/10	$35,000	34,986
	0.13% 9/16/10	75,000	74,977
	0.145% 8/19/10	100,000	99,978

	Total U.S. Treasury Obligations (Cost $209,951)		209,941

		Number of
		Shares

	SHORT-TERM INVESTMENT–2.20%
	Money Market Mutual Fund–2.20%
	Dreyfus Treasury & Agency Cash Management Fund	1,570,722	1,570,722

	Total Short-Term Investment (Cost $1,570,722)		1,570,722

TOTAL VALUE OF SECURITIES–100.30% (Cost $73,297,150)	71,473,688

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.30%)	(211,971)

NET ASSETS APPLICABLE TO 6,870,771 SHARES OUTSTANDING–100.00%	$71,261,717

NET ASSET VALUE–LVIP SSgA SMALL-MID CAP 200 FUND STANDARD CLASS ($2,414,605 / 232,586 Shares)	$10.382

NET ASSET VALUE–LVIP SSgA SMALL-MID CAP 200 FUND SERVICE CLASS ($68,847,112 / 6,638,185 Shares)	$10.371

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$60,240,652
Undistributed net investment income	974,304
Accumulated net realized gain on investments	11,947,064
Net unrealized depreciation of investments and foreign currencies	(1,900,303)

Total net assets	$71,261,717

†	Non income producing security.

∧	Zero coupon security. The rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for financial futures contracts.

LVIP SSgA Funds–20

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

[1]	The following financial futures contract was outstanding at June 30, 2010:

Financial Futures Contract

	Notional	Notional		Unrealized
Contract to Buy	Cost	Value	Expiration Date	Depreciation
20 Russell 2000 Mini Index	$1,289,641	$1,212,800	9/17/10	$(76,841)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP SSgA Funds–21

LVIP SSgA Funds
Statements of Operations
Six Months Ended June 30, 2010 (Unaudited)

	LVIP	LVIP	LVIP	LVIP
	SSgA Developed	SSgA Emerging	SSgA Large Cap	SSgA Small-Mid
	International 150 Fund	Markets 100 Fund	100 Fund	Cap 200 Fund

INVESTMENT INCOME:
Dividends	$2,194,332	$1,926,965	$2,578,682	$942,475
Interest	161	2,871	210	335
Foreign tax withheld	(219,623)	(132,930)	—	(313)

	1,974,870	1,796,906	2,578,892	942,497

EXPENSES:
Management fees	342,985	711,460	468,471	219,865
Distribution expenses-Service Class	113,415	124,362	224,207	76,666
Custodian fees	59,879	82,084	2,338	3,985
Accounting and administration expenses	20,991	29,986	41,218	14,556
Professional fees	11,139	11,628	11,278	10,029
Reports and statements to shareholders	3,429	5,457	5,734	3,330
Trustees’ fees	1,332	1,947	2,601	906
Other	12,043	7,567	3,783	2,907

	565,213	974,491	759,630	332,244
Less expenses waived/reimbursed	(204,650)	(461,352)	(148,610)	(102,688)

Total operating expenses	360,563	513,139	611,020	229,556

NET INVESTMENT INCOME	1,614,307	1,283,767	1,967,872	712,941

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	15,600,292	24,902,587	34,596,127	15,795,742
Foreign currencies	(31,703)	(653,038)	—	(45)
Futures contracts	—	—	(186,615)	24,399

Net realized gain	15,568,589	24,249,549	34,409,512	15,820,096
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(30,633,705)	(33,854,424)	(40,983,539)	(17,829,483)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(15,065,116)	(9,604,875)	(6,574,027)	(2,009,387)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,450,809)	$(8,321,108)	$(4,606,155)	$(1,296,446)

See accompanying notes

LVIP SSgA Funds–22

LVIP SSgA Funds
Statements of Changes in Net Assets

	LVIP		LVIP		LVIP		LVIP
	SSgA Developed		SSgA Emerging		SSgA Large Cap		SSgA Small-Mid
	International 150 Fund		Markets 100 Fund		100 Fund		Cap 200 Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year	Ended	Year
	6/30/10	Ended	6/30/10	Ended	6/30/10	Ended	6/30/10	Ended
	(Unaudited)	12/31/09	(Unaudited)	12/31/09	(Unaudited)	12/31/09	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,614,307	$967,908	$1,283,767	$1,083,414	$1,967,872	$1,972,179	$712,941	$839,624
Net realized gain (loss) on investments and foreign currencies	15,568,589	(5,195,479)	24,249,549	(2,406,860)	34,409,512	(7,864,958)	15,820,096	(3,471,571)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(30,633,705)	23,826,314	(33,854,424)	36,529,630	(40,983,539)	41,368,514	(17,829,483)	18,497,820

Net increase (decrease) in net assets resulting from operations	(13,450,809)	19,598,743	(8,321,108)	35,206,184	(4,606,155)	35,475,735	(1,296,446)	15,865,873

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(6,146)	—	(230,024)	—	(7,519)	—	(25,113)
Service Class	—	(819,889)	—	(737,658)	—	(1,322,236)	—	(557,923)

	—	(826,035)	—	(967,682)	—	(1,329,755)	—	(583,036)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	379,741	491,268	22,442,271	24,310,194	291,334	2,045,567	845,259	1,482,771
Service Class	40,338,465	47,681,044	38,353,849	61,156,306	65,926,715	98,206,937	34,832,342	31,391,218
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,146	—	230,024	—	7,519	—	25,113
Service Class	—	819,889	—	737,658	—	1,322,236	—	557,923

	40,718,206	48,998,347	60,796,120	86,434,182	66,218,049	101,582,259	35,677,601	33,457,025

Cost of shares repurchased:
Standard Class	(69,422)	(83,766)	(8,468,113)	(3,753,352)	(59,722)	(1,636,719)	(462,342)	(439,510)
Service Class	(4,906,756)	(12,027,444)	(21,638,086)	(16,308,228)	(18,032,930)	(20,013,154)	(16,082,970)	(8,895,645)

	(4,976,178)	(12,111,210)	(30,106,199)	(20,061,580)	(18,092,652)	(21,649,873)	(16,545,312)	(9,335,155)

Increase in net assets derived from capital share transactions	35,742,028	36,887,137	30,689,921	66,372,602	48,125,397	79,932,386	19,132,289	24,121,870

NET INCREASE IN NET ASSETS	22,291,219	55,659,845	22,368,813	100,611,104	43,519,242	114,078,366	17,835,843	39,404,707
NET ASSETS:
Beginning of period	79,088,270	23,428,425	119,779,283	19,168,179	151,633,544	37,555,178	53,425,874	14,021,167

End of period	$101,379,489	$79,088,270	$142,148,096	$119,779,283	$195,152,786	$151,633,544	$71,261,717	$53,425,874

Undistributed net investment income	$1,740,139	$157,535	$648,948	$54,623	$2,586,654	$634,104	$974,304	$261,408

See accompanying notes

LVIP SSgA Funds–23

LVIP SSgA Developed International 150 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Developed International 150 Fund
	Standard Class
	Six Months
	Ended		5/1/08[2]
	6/30/10[1]	Year Ended	to
	(Unaudited)	12/31/09	12/31/08

Net asset value, beginning of period	$8.067	$5.650	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.145	0.154	0.143
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.173)	2.370	(4.421)

Total from investment operations	(1.028)	2.524	(4.278)

Less dividends and distributions from:
Net investment income	—	(0.107)	(0.072)

Total dividends and distributions	—	(0.107)	(0.072)

Net asset value, end of period	$7.039	$8.067	$5.650

Total return[4]	(12.74% )	44.72%	(42.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$758	$557	$75
Ratio of expenses to average net assets	0.54%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	1.10%	2.79%
Ratio of net investment income to average net assets	3.77%	2.21%	3.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.32%	1.62%	0.89%
Portfolio turnover	147%	42%	1%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–24

LVIP SSgA Developed International 150 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Developed International 150 Fund
	Service Class
	Six Months
	Ended		5/1/08[2]
	6/30/10[1]	Year Ended	to
	(Unaudited)	12/31/09	12/31/08

Net asset value, beginning of period	$8.070	$5.654	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.135	0.136	0.132
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.172)	2.370	(4.419)

Total from investment operations	(1.037)	2.506	(4.287)

Less dividends and distributions from:
Net investment income	—	(0.090)	(0.059)

Total dividends and distributions	—	(0.090)	(0.059)

Net asset value, end of period	$7.033	$8.070	$5.654

Total return[4]	(12.85% )	44.33%	(42.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100,621	$78,531	$23,353
Ratio of expenses to average net assets	0.79%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.24%	1.35%	3.04%
Ratio of net investment income to average net assets	3.52%	1.96%	2.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.07%	1.37%	0.64%
Portfolio turnover	147%	42%	1%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–25

LVIP SSgA Emerging Markets 100 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Emerging Markets 100 Fund
	Standard Class
	Six Months
	Ended		6/18/08[2]
	6/30/10[1]	Year Ended	to
	(Unaudited)	12/31/09	12/31/08

Net asset value, beginning of period	$11.042	$5.874	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.118	0.183	0.098
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.609)	5.098	(4.176)

Total from investment operations	(0.491)	5.281	(4.078)

Less dividends and distributions from:
Net investment income	—	(0.113)	(0.048)

Total dividends and distributions	—	(0.113)	(0.048)

Net asset value, end of period	$10.551	$11.042	$5.874

Total return[4]	(4.45% )	89.89%	(40.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,823	$24,022	$162
Ratio of expenses to average net assets	0.60%	0.68%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.30%	1.43%	3.90%
Ratio of net investment income to average net assets	2.15%	2.06%	2.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.45%	1.31%	(0.48% )
Portfolio turnover	145%	29%	3%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–26

LVIP SSgA Emerging Markets 100 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Emerging Markets 100 Fund
	Service Class
	Six Months
	Ended		6/18/08[2]
	6/30/10[1]	Year Ended	to
	(Unaudited)	12/31/09	12/31/08

Net asset value, beginning of period	$11.044	$5.877	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.104	0.161	0.089
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.608)	5.096	(4.174)

Total from investment operations	(0.504)	5.257	(4.085)

Less dividends and distributions from:
Net investment income	—	(0.090)	(0.038)

Total dividends and distributions	—	(0.090)	(0.038)

Net asset value, end of period	$10.540	$11.044	$5.877

Total return[4]	(4.56% )	89.47%	(40.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,325	$95,757	$19,006
Ratio of expenses to average net assets	0.85%	0.93%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.55%	1.68%	4.15%
Ratio of net investment income to average net assets	1.90%	1.81%	2.47%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.20%	1.06%	(0.73% )
Portfolio turnover	145%	29%	3%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–27

LVIP SSgA Large Cap 100 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap 100 Fund
	Standard Class
	Six Months
	Ended		5/1/08[2]
	6/30/10[1]	Year Ended	to
	(Unaudited)	12/31/09	12/31/08

Net asset value, beginning of period	$8.774	$6.560	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.111	0.183	0.192
Net realized and unrealized gain (loss) on investments	(0.187)	2.131	(3.593)

Total from investment operations	(0.076)	2.314	(3.401)

Less dividends and distributions from:
Net investment income	—	(0.100)	(0.039)

Total dividends and distributions	—	(0.100)	(0.039)

Net asset value, end of period	$8.698	$8.774	$6.560

Total return[4]	(0.87% )	35.32%	(34.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$910	$698	$174
Ratio of expenses to average net assets	0.43%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.59%	0.61%	0.95%
Ratio of net investment income to average net assets	2.43%	2.47%	4.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.27%	2.32%	3.51%
Portfolio turnover	128%	36%	11%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–28

LVIP SSgA Large Cap 100 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Large Cap 100 Fund
	Service Class
	Six Months
	Ended		5/1/08[2]
	6/30/10[1]	Year Ended	to
	(Unaudited)	12/31/09	12/31/08

Net asset value, beginning of period	$8.775	$6.564	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.100	0.165	0.180
Net realized and unrealized gain (loss) on investments	(0.187)	2.127	(3.592)

Total from investment operations	(0.087)	2.292	(3.412)

Less dividends and distributions from:
Net investment income	—	(0.081)	(0.024)

Total dividends and distributions	—	(0.081)	(0.024)

Net asset value, end of period	$8.688	$8.775	$6.564

Total return[4]	(0.99% )	34.96%	(34.11% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$194,243	$150,936	$37,381
Ratio of expenses to average net assets	0.68%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.86%	1.20%
Ratio of net investment income to average net assets	2.18%	2.22%	3.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.02%	2.07%	3.26%
Portfolio turnover	128%	36%	11%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–29

LVIP SSgA Small-Mid Cap 200 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Mid Cap 200 Fund
	Standard Class
	Six Months
	Ended		5/1/08[2]
	6/30/10[1]	Year Ended	to
	(Unaudited)	12/31/09	12/31/08

Net asset value, beginning of period	$10.226	$6.839	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.135	0.243	0.184
Net realized and unrealized gain (loss) on investments	0.021	3.283	(3.278)

Total from investment operations	0.156	3.526	(3.094)

Less dividends and distributions from:
Net investment income	—	(0.139)	(0.067)

Total dividends and distributions	—	(0.139)	(0.067)

Net asset value, end of period	$10.382	$10.226	$6.839

Total return[4]	1.53%	51.66%	(30.92% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,415	$2,049	$368
Ratio of expenses to average net assets	0.48%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.86%	1.35%
Ratio of net investment income to average net assets	2.47%	2.93%	3.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.15%	2.53%	2.56%
Portfolio turnover	166%	42%	32%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–30

LVIP SSgA Small-Mid Cap 200 Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Mid Cap 200 Fund
	Service Class
	Six Months
	Ended		5/1/08[2]
	6/30/10[1]	Year Ended	to
	(Unaudited)	12/31/09	12/31/08

Net asset value, beginning of period	$10.228	$6.843	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.122	0.222	0.171
Net realized and unrealized gain (loss) on investments	0.021	3.281	(3.275)

Total from investment operations	0.143	3.503	(3.104)

Less dividends and distributions from:
Net investment income	—	(0.118)	(0.053)

Total dividends and distributions	—	(0.118)	(0.053)

Net asset value, end of period	$10.371	$10.228	$6.843

Total return[4]	1.40%	51.29%	(31.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,847	$51,377	$13,653
Ratio of expenses to average net assets	0.73%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.11%	1.60%
Ratio of net investment income to average net assets	2.22%	2.68%	3.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90%	2.28%	2.31%
Portfolio turnover	166%	42%	32%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–31

LVIP SSgA Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA Large Cap 100 Fund, and LVIP SSgA Small-Mid Cap 200 Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The investment objective of each Fund is to maximize long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 — December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

LVIP SSgA Funds–32

LVIP SSgA Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Funds’ investment portfolio, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid
150 Fund	Market 100 Fund	100 Fund	Cap 200 Fund

0.75%	1.09%	0.52%	0.69%

LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2011 at an annual rate based on each Fund’s average daily net assets as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Market	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

On the first $100 million	0.35%	0.69%	0.12%	0.29%
In excess of $100 million	0.43%	0.76%	0.22%	0.39%

Additionally, LIAC has contractually agreed to waive its fee and/or reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding distribution fees), do not exceed specified percentage of average daily net assets of the Funds. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Funds.

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid
150 Fund	Market 100 Fund	100 Fund	Cap 200 Fund

0.80%	0.90%	0.60%	0.60%

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Funds’ investment portfolios. For these services, LIAC, not the Funds, pays the Sub-Advisor an annual fee based on each Fund’s average daily net assets as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

On the first $50 million	0.18%	0.18%	0.18%	0.18%
On the next $50 million	0.10%	0.10%	0.10%	0.10%
On the next $400 million	0.06%	0.06%	0.05%	0.05%
In excess of $500 million	0.04%	0.05%	0.02%	0.02%
Minimum annual fee	$50,000	$50,000	$50,000	$50,000

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Funds. For these services, each Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Administration fees	$2,947	$4,250	$5,769	$2,024
Support fees	873	1,233	1,627	568

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into

LVIP SSgA Funds–33

LVIP SSgA Funds
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Funds had liabilities payable to affiliates as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Management fees payable to LIAC	$32,857	$43,583	$57,441	$23,733
Distribution fees payable to LFD	20,426	21,352	40,828	14,310

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

At June 30, 2010, Lincoln Life directly owned shares of the Standard Class and Service Class shares of the Funds as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Standard Class shares	9.53%	—%	9.73%	0.43%
Service Class shares	7.08%	—%	2.22%	—%

3.	Investments
For the six months ended June 30, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Purchases	$103,407,237	$122,459,121	$158,141,984	$69,379,639
Sales	65,424,236	91,726,031	110,723,896	50,567,989

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Cost of investments	$117,183,268	$145,561,028	$202,327,816	$74,053,580

Aggregate unrealized appreciation	$1,911,943	$8,383,816	$7,718,027	$3,581,544
Aggregate unrealized depreciation	(15,125,993)	(10,968,004)	(13,138,603)	(6,161,436)

Net unrealized depreciation	$(13,214,050)	$(2,584,188)	$(5,420,576)	$(2,579,892)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP SSgA Funds–34

LVIP SSgA Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

LVIP SSgA Developed International 150 Fund

	Level 1	Level 2	Total

Common Stock	$3,824,664	$95,501,227	$99,325,891
Short-Term	3,883,197	—	3,883,197
Preferred Stock	—	760,130	760,130

Total	$7,707,861	$96,261,357	$103,969,218

Foreign Currency Exchange Contracts	$—	$(5,116)	$(5,116)

As a result of utilizing international fair value pricing at June 30, 2010, the majority of portfolio was categorized as level 2 in the fair value hierarchy.

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Emerging Markets 100 Fund

	Level 1	Level 2	Total

Common Stock	$13,789,101	$110,589,111	$124,378,212
Short-Term	3,497,181	—	3,497,181
Preferred Stock	13,713,182	1,388,265	15,101,447

Total	$30,999,464	$111,977,376	$142,976,840

Financial Futures Contract	$—	$(15,261)	$(15,261)

As a result of utilizing international fair value pricing at June 30, 2010, the majority of portfolio was categorized as level 2 in the fair value hierarchy.

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Large Cap 100 Fund

	Level 1	Level 2	Total

Common Stock	$190,696,233	$—	$190,696,233
Short-Term	5,721,168	—	5,721,168
U.S. Treasury Obligations	—	489,839	489,839

Total	$196,417,401	$489,839	$196,907,240

Financial Futures Contract	$—	$(215,984)	$(215,984)

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Small-Mid Cap 200 Fund

	Level 1	Level 2	Total

Common Stock	$69,693,025	$—	$69,693,025
Short-Term	1,570,722	—	1,570,722
U.S. Treasury Obligations	—	209,941	209,941

Total	$71,263,747	$209,941	$71,473,688

Financial Futures Contract	$—	$(76,841)	$(76,841)

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Funds–35

LVIP SSgA Funds
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Ordinary income	$826,035	$967,682	$1,329,755	$583,036

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Shares of beneficial interest	$101,841,892	$120,737,753	$170,712,062	$60,240,652
Undistributed ordinary income	2,928,789	946,575	2,586,654	974,304
Capital loss carryforwards as of 12/31/09	(4,517,061)	(2,223,318)	(6,075,009)	(3,046,475)
Realized gains 1/1/10–6/30/10	14,334,027	25,266,024	33,349,655	15,673,128
Unrealized depreciation of investments and foreign currencies	(13,208,158)	(2,578,938)	(5,420,576)	(2,579,892)

Net assets	$101,379,489	$142,148,096	$195,152,786	$71,261,717

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of passive foreign investment companies (PFIC), mark-to-market on futures contracts, mark-to-market on foreign currency contracts, and return of capital on securities.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and PFICs. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Funds recorded an estimate of these differences since the final characteristics cannot be determined until fiscal year end:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Undistributed net investment income	$(31,703)	$(689,442)	$(15,322)	$(45)
Accumulated net realized gain	31,703	689,442	15,322	45

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

2016	$13,780	$16,392	$—	$—
2017	4,503,281	2,206,926	6,075,009	3,046,475

For the six months ended June 30, 2010, the Funds had the following capital gains which may reduce capital loss carryforwards.

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid
150 Fund	100 Fund	100 Fund	Cap 200 Fund

$14,334,027	$25,266,024	$33,349,655	$15,673,128

LVIP SSgA Funds–36

LVIP SSgA Funds
Notes to Financial Statements (continued)

6.	Capital Shares

	LVIP SSgA Developed		LVIP SSgA Emerging		LVIP SSgA		LVIP SSgA
	International 150 Fund		Markets 100 Fund		Large Cap 100 Fund		Small-Mid Cap 200 Fund
	Six		Six		Six		Six
	Months	Year	Months	Year	Months	Year	Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09

Shares sold:
Standard Class	47,906	67,152	1,993,980	2,533,371	31,735	325,623	74,841	197,422
Service Class	5,207,526	7,273,198	3,462,503	7,299,686	7,119,381	14,107,583	3,127,617	4,073,488
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	766	—	21,425	—	880	—	2,568
Service Class	—	102,116	—	68,684	—	154,684	—	57,024

	5,255,432	7,443,232	5,456,483	9,923,166	7,151,116	14,588,770	3,202,458	4,330,502

Shares repurchased:
Standard Class	(9,220)	(12,104)	(774,126)	(406,993)	(6,569)	(273,524)	(42,629)	(53,407)
Service Class	(632,188)	(1,774,784)	(2,044,540)	(1,931,898)	(1,962,208)	(2,756,985)	(1,512,526)	(1,102,737)

	(641,408)	(1,786,888)	(2,818,666)	(2,338,891)	(1,968,777)	(3,030,509)	(1,555,155)	(1,156,144)

Net increase	4,614,024	5,656,344	2,637,817	7,584,275	5,182,339	11,558,261	1,647,303	3,174,358

7. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Funds may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Fund’s exposure to the counterparty.

Financial Future Contracts–Each Fund may use futures in the normal course of pursuing their investment objectives. Each Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

8.	Market Risk
Some countries in which the LVIP SSgA Developed International 150 Fund and the LVIP SSgA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

LVIP SSgA Funds–37

LVIP SSgA Funds
Notes to Financial Statements (continued)

8.	Market Risk (continued)

The LVIP SSgA Small-Mid Cap 200 Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Funds invests in REITs and are subject to the risks associated with that industry. If the Funds holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2010. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

9.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Funds–38

LVIP SSgA International Index Fund

LVIP SSgA International Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP SSgA International Index Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	4
Statement of Operations	16
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19

LVIP SSgA International Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$858.70	0.49%	$2.26
Service Class Shares	1,000.00	857.60	0.74%	3.41

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.36	0.49%	$2.46
Service Class Shares	1,000.00	1,021.12	0.74%	3.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2010

Percentage
Country	of Net Assets

Common Stock	96.52%

Australia	7.77%
Austria	0.24%
Belgium	0.88%
Bermuda	0.05%
China	0.06%
Denmark	0.93%
Finland	0.95%
France	9.00%
Germany	7.15%
Greece	0.25%
Hong Kong	2.42%
Ireland	0.28%
Israel	0.77%
Italy	2.60%
Japan	22.87%
Luxembourg	0.48%
Mexico	0.03%
Netherlands	2.65%
New Zealand	0.08%
Norway	0.65%
Portugal	0.26%
Republic of Cyprus	0.02%
Singapore	1.50%
Spain	3.23%
Sweden	2.68%
Switzerland	8.14%
United Kingdom	20.50%
United States	0.08%

Preferred Stock	0.43%

Rights	0.00%

Warrants	0.00%

Short-Term Investment	1.71%

Total Value of Securities	98.66%

Receivables and Other Assets Net of Liabilities	1.34%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	0.70%
Air Freight & Logistics	0.41%
Airlines	0.22%
Auto Components	0.68%
Automobiles	3.22%
Beverages	1.97%
Biotechnology	0.23%
Building Products	0.59%
Capital Markets	2.26%
Chemicals	3.10%
Commercial Banks	13.09%
Commercial Services & Supplies	0.94%
Communications Equipment	0.81%
Computers & Peripherals	0.50%
Construction & Engineering	0.82%
Construction Materials	0.72%
Consumer Finance	0.12%
Containers & Packaging	0.15%
Distributors	0.16%
Diversified Financial Services	1.10%
Diversified Telecommunications Services	3.35%
Electric Utilities	3.08%
Electrical Equipment	1.43%
Electronic Equipment, Instruments & Components	1.35%
Energy Equipment & Services	0.40%
Food & Staples Retailing	2.38%
Food Products	3.62%
Gas Utilities	0.87%
Health Care Equipment & Supplies	0.77%
Health Care Providers & Services	0.30%
Hotels, Restaurants & Leisure	0.91%
Household Durables	0.92%
Household Products	0.67%
Independent Power Producers & Energy Traders	0.17%
Industrial Conglomerates	1.75%
Insurance	3.93%
Internet & Catalog Retail	0.12%
Internet Software & Services	0.08%
IT Services	0.29%
Leisure Equipment & Products	0.20%
Life Science Tools & Services	0.09%
Machinery	2.25%
Marine	0.37%
Media	1.54%
Metals & Mining	5.69%
Multiline Retail	0.35%
Multi-Utilities	1.15%
Office Electronics	0.66%
Oil, Gas & Consumable Fuels	6.39%
Paper & Forest Products	0.29%
Personal Products	0.41%
Pharmaceuticals	7.38%
Real Estate Investment Trusts	1.23%
Real Estate Management & Development	1.67%
Road & Rail	0.95%
Semiconductors & Semiconductor Equipment	0.46%
Software	0.99%

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund
Country and Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
Sector	of Net Assets

Specialty Retail	0.83%
Textiles, Apparel & Luxury Goods	1.07%
Tobacco	1.23%
Trading Companies & Distributors	1.10%
Transportation Infrastructure	0.39%
Water Utilities	0.05%
Wireless Telecommunication Services	2.03%

Total	96.95%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Nestle	1.83%
HSBC Holdings	1.77%
Vodafone Group	1.21%
BHP Billiton	1.12%
Novartis	1.12%
Roche Holding	1.06%
Toyota Motor	1.04%
Total	1.04%
BP	1.00%
Royal Dutch Shell A Shares	1.00%

Total	12.19%

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–96.52%Δ
	Australia–7.77%
±	AGL Energy	13,930	$171,247
±	Alumina	69,508	87,926
±	Amcor	34,008	181,163
±	AMP	59,442	257,859
±	Aristocrat Leisure	14,217	43,307
±†	Arrow Energy	16,640	67,319
±†	Asciano Group	86,786	116,489
±	ASX	4,939	120,426
±	Australia & New Zealand Banking Group	73,525	1,319,983
±	AXA Asia Pacific Holdings	30,283	138,478
±	Bendigo & Adelaide Bank	11,036	75,184
±	BHP Billiton	94,249	2,930,650
±	Billabong International	6,352	46,107
±	BlueScope Steel	48,583	84,420
±	Boral	13,993	56,025
±	Brambles	39,053	177,766
±	Caltex Australia	2,665	20,900
±	CFS Retail Property Trust	50,105	79,160
±	Coca-Cola Amatil	15,668	156,806
±	Cochlear	1,678	104,471
±	Commonwealth Bank of Australia	44,429	1,795,300
±	Computershare	11,439	101,115
±	Crown	14,682	95,136
±	CSL	15,886	433,536
±	CSR	44,338	62,065
±	Dexus Property Group	120,854	77,513
±	Energy Resources of Australia	1,292	14,261
±	Farifax Media	64,550	70,498
±†	Fortescue Metals Group	33,152	112,379
±	Foster’s Group	55,344	262,014
±	Goodman Fielder	44,196	49,801
±	Goodman Group	181,477	95,940
±	GPT Group	46,065	107,504
=@†	GPT Group-In Specie	160,069	0
±	Harvey Norman Holdings	18,207	50,268
±	Incitec Pivot	45,799	103,529
±	Insurance Australia Group	64,250	182,678
±	Intoll Group	50,808	44,249
±	Leighton Holdings	3,819	91,807
±	Lend Lease Group	16,747	101,935
±	MacArthur Coal	4,724	47,186
±†	Macquarie Atlas Roads Group	10,162	8,115
±	Macquarie Group	9,621	295,575
±	MAP Group	24,924	55,833
±	Metcash	24,272	85,269
±	Mirvac Group	94,712	103,386
±	National Australia Bank	61,593	1,190,288
±	Newcrest Mining	14,323	417,697
±	OneSteel	36,573	90,444
±	Orica	9,793	205,902
±	Origin Energy	25,514	318,154
±†	OZ Minerals	76,455	60,522
±†	Paladin Energy	23,613	70,278
±	Qantas Airways	34,774	63,716
±	QBE Insurance Group	30,308	459,677
±	Rio Tinto	12,750	700,845
±	Santos	25,125	262,444
±	Sims Metal Management	3,802	53,996
±	Sonic Healthcare	11,112	96,649
±	SP AusNet	21,633	13,883
±	Stockland	65,164	202,148
±	Suncorp-Metway	36,202	242,083
±	TABCORP Holdings	18,578	98,412
±	Tatts Group	31,594	59,211
±	Telstra	129,834	353,727
±†	Toll Holdings	20,114	91,556
±	Transurban Group	40,083	142,214
±	Wesfarmers	29,428	703,036
±	Wesfarmers PPS	3,930	94,193
±	Westfield Group	64,282	652,908
±	Westpac Banking	86,299	1,520,424
±	Woodside Petroleum	15,425	535,908
±	Woolworths	36,215	819,337
±	WorleyParsons	5,933	109,108

			20,311,338

	Austria–0.24%
±	Erste Group Bank	4,704	149,262
=†	Immoeast	13,053	0
±†	IMMOFINANZ	31,759	81,550
±	OMV	3,919	117,699
±	Raiffeisen International Bank Holding	1,190	45,201
±	Telekom Austria	7,537	83,817
±	Verbund	1,617	49,482
±	Vienna Insurance Group	886	36,781
±	Voestalpine	2,711	73,839

			637,631

	Belgium–0.88%
±	Ageas	58,121	129,348
±	Anheuser-Busch InBev	21,028	1,011,135
*±†	Anhueser-Busch InBev VVPR Strip	1,896	7
±	Belgacom	4,257	133,858
±	Cie Nationale a Portefeuille	618	26,293
±	Colruyt	432	101,632
±	Delhaize Group	2,754	199,862
±	Dexia	15,705	54,808
±	Groupe Bruxelles Lambert	2,104	145,908
±	KBC Groep	4,169	159,812
±	Mobistar	813	43,200
±	Solvay Class A	1,451	123,915

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Belgium (continued)

±	UCB	2,457	$77,166
±	Umicore	3,334	96,198

			2,303,142

	Bermuda–0.05%
±	Seadrill	7,598	137,059

			137,059

☐	China–0.06%
±†	Foxconn International Holdings	56,000	36,253
±†	Sands China	49,468	73,110
±†	Wynn Macau	37,553	61,237

			170,600

	Denmark–0.93%
±	A.P. Moller–Maersk Class A	16	121,697
±	A.P. Moller–Maersk Class B	35	275,676
±	Carlsberg Class B	2,900	221,024
±	Coloplast Class B	554	54,994
±	Danske Bank	12,100	232,852
±	DSV	5,000	71,994
±	H Lundbeck	1,100	15,006
±	Novo Nordisk Class B	12,250	989,793
±	Novozymes Class B	1,450	154,735
±	TrygVesta	569	29,980
±†	Vestas Wind Systems	5,600	233,069
±†	William Demant Holding	500	36,574

			2,437,394

	Finland–0.95%
±	Elisa	3,450	59,677
±	Fortum	11,803	259,105
±	Kesko Class B	1,800	58,228
±	Kone Class B	4,069	162,022
±	Metso	3,700	118,582
±	Neste Oil	2,872	41,674
±	Nokia	109,250	890,548
±	Nokian Renkaat	2,330	57,027
±	Orion Class B	2,257	42,216
±	Outokumpu	3,600	54,096
±	Pohjola Bank	3,457	35,107
±	Rautaruukki	1,800	26,237
±	Sampo Class A	11,303	238,328
±	Sanoma	1,560	26,937
±	Stora Enso Class R	15,300	110,563
±	UPM-Kymmene	15,337	203,068
±	Wartsila	2,000	90,951

			2,474,366

	France–9.00%
±	Accor	4,059	187,928
±	Aeroports de Paris	891	57,165
±†	Air France-KLM	4,729	56,229
±	Air Liquide	8,008	808,766
±†	Alcatel-Lucent	67,870	172,854
±	Alstom	6,007	272,003
±†	Atos Origin	1,363	54,733
±	AXA	49,803	760,901
±	BIC	940	66,766
±	BioMerieux	355	36,450
±	BNP Paribas	27,384	1,473,402
±	Bouygues	6,540	252,474
±	Bureau Veritas	1,313	71,119
±	Cap Gemini	4,362	191,724
±	Carrefour	17,409	690,628
±	Casino Guichard Perrachon	1,551	117,707
±	Christian Dior	1,944	186,604
±	Cie de Saint-Gobain	11,303	421,235
±†	Cie Generale de Geophysique-Veritas	4,384	77,997
±	Cie Generale d’Optique Essilor International	6,059	360,085
±	CNP Assurances	1,153	78,449
±	Compagnie Generale des Etablissements Michelin Class B	4,102	285,819
±	Credit Agricole	27,030	280,463
±	Dassault Systemes	1,801	109,113
±	EDF	7,303	277,877
±	Eiffage	1,250	54,269
±	Eramet	169	41,774
±	Eurazeo	978	56,082
±	Eutelsat Communications	3,009	100,742
±	Fonciere Des Regions	606	49,960
±	France Telecom	52,539	911,359
±†	GDF Suez	35,904	1,021,574
±	Gecina	524	47,341
±	Groupe Danone	16,525	885,981
±	Groupe Eurotunnel	15,064	101,815
±	Hermes International	1,603	212,521
±	Icade	693	58,494
±	Iliad	438	34,015
±	Imerys	1,054	53,637
±	Ipsen	653	19,883
±	JC Decaux	2,354	54,852
±	Klepierre	2,808	77,589
±	Lafarge	5,818	317,268
±	Lagardere	3,572	111,417
±	Legrand	3,984	118,100
±	L’Oreal	6,781	663,983
±	LVMH Moet Hennessy Vuitton	7,111	774,045
±	M6-Metropole Television	2,198	44,449
±	Natixis	25,531	110,876
±	Neopost	1,046	75,750
±	PagesJaunes Groupe	4,431	45,675
±	Pernod-Ricard	5,694	441,692
±	Peugeot	4,820	122,524
±	PPR	2,223	276,170
±	Publicis Groupe	3,865	154,187

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	France (continued)

±	Renault	5,696	$211,153
±	Safran	5,116	142,724
±	Sanofi-Aventis	30,312	1,825,760
±	Schneider Electric	6,730	679,785
±	SCOR	4,208	80,377
±	Societe Generale	17,860	734,980
±	Societe Television Francaise 1	3,653	47,599
±	Sodexo	2,741	152,129
±	Suez Enviornnement	7,993	131,914
±	Technip	2,771	158,946
±	Thales	2,880	92,986
±	Total	60,585	2,704,665
±	Unibail-Rodamco	2,703	440,577
±	Vallourec	1,591	274,330
±	Veolia Environnement	9,636	226,397
±	Vinci	12,710	527,783
±	Vivendi	34,706	705,356

			23,523,976

	Germany–7.15%
±	Adidas	6,099	296,047
±	Allianz	13,081	1,291,138
±	BASF	26,438	1,447,582
±	Bayer	23,800	1,327,195
±	Bayerische Motoren Werke	9,707	472,513
±	Beiersdorf	2,981	164,654
±	Celesio	2,547	55,806
±†	Commerzbank	22,021	154,401
±	Continental	1,635	84,125
±	Daimler	25,983	1,314,941
±	Deutsche Bank	17,937	1,005,648
±	Deutsche Boerse	5,768	350,315
±	Deutsche Lufthansa	6,243	86,503
±	Deutsche Post	24,510	358,281
±	Deutsche Postbank	2,747	79,430
±	Deutsche Telekom	82,000	970,031
±	E.ON	51,841	1,397,797
±	Fraport	1,338	56,884
±	Fresenius	726	47,973
±	Fresenius Medical Care	5,686	306,880
±	GEA Group	4,485	89,354
±	Hannover Rueckversicherung	1,707	73,160
±	HeidelbergCement	4,167	197,605
±	Henkel	3,688	150,954
±	Hochtief	1,256	75,240
±†	Infineon Technologies	32,403	188,532
±	K+S	4,279	197,027
±	Linde	4,936	519,002
±	MAN	3,169	261,049
±	Merck	1,772	130,197
±	Metro	3,784	193,335
±	Muenchener Rueckversicherungs	5,735	719,813
±	Puma	192	51,875
±	RWE	11,896	779,793
±	Salzgitter	1,407	84,197
±	SAP	24,777	1,100,953
±	Siemens	23,617	2,117,037
±	Suedzucker	1,720	31,152
±	ThyssenKrupp	10,032	248,152
±	TUI	3,619	31,875
±	United Internet	4,051	44,569
±	Volkswagen	903	76,263
±	Wacker Chemie	526	75,944

			18,705,222

	Greece–0.25%
±	Alpha Bank	12,060	58,947
±	Coca-Cola Hellenic Bottling	5,280	113,166
±	EFG Eurobank Ergasias	9,419	41,831
±	Hellenic Petroleum	2,280	16,211
±	Hellenic Telecommunications Organization	7,140	53,679
±	Marfin Investment Group	13,866	16,983
±†	National Bank of Greece	16,545	178,163
±	OPAP	6,390	79,512
±	Piraeus Bank	6,127	25,861
±	Public Power	2,430	34,845
±	Titan Cement	1,350	25,458

			644,656

■	Hong Kong–2.42%
±	ASM Pacific Technology	4,000	31,074
±	Bank of East Asia	46,993	169,526
±	BOC Hong Kong Holdings	108,000	245,958
±	Cathay Pacific Airways	29,000	57,352
±	Cheung Kong Holdings	41,000	473,156
±	Cheung Kong Infrastructure Holdings	9,000	33,338
±	CLP Holdings	52,500	379,988
±	Esprit Holdings	30,319	162,849
±†	Genting Singapore	153,800	127,191
±	Hang Lung Group	22,000	118,558
±	Hang Lung Properties	61,000	233,314
±	Hang Seng Bank	22,200	296,811
±	Henderson Land Development	29,430	172,368
±	Hong Kong & China Gas	125,460	310,222
±	Hong Kong Aircraft Engineering	1,600	21,493
±	Hong Kong Electric Holdings	38,000	226,332
±	Hong Kong Exchanges & Clearing	28,000	436,686
±	Hopewell Holdings	19,000	53,659
±	Hutchison Telecommunications Hong Kong Holdings	10,000	2,111
±	Hutchison Whampoa	61,000	375,386
±	Hysan Development	20,999	59,360
±	Kerry Properties	19,031	82,229
±	Li & Fung	68,000	304,221
±	Lifestyle International Holdings	17,500	33,859

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Hong Kong (continued)
±	Link REIT	59,471	$147,565
±†	Mongolia Energy	79,000	27,484
±	MTR	39,388	134,318
±	New World Development	60,057	97,496
±	Noble Group	116,636	140,956
±	NWS Holdings	14,681	26,534
±	Orient Overseas International	5,000	35,741
±	PCCW	78,000	22,754
±	Shagri-La Asia	30,000	55,370
±	Sino Land	45,661	81,599
±	Sun Hung Kai Properties	39,259	536,887
±	Swire Pacific Class A	21,000	238,369
±	Television Broadcasts	5,000	23,185
±	Wharf Holdings	37,000	179,243
±	Wheelock	30,000	84,571
±	Wing Hang Bank	3,500	34,171
±	Yue Yuen Industrial Holdings	18,000	55,868

			6,329,152

	Ireland–0.28%
=†	Anglo Irish Bank	3,965	0
±†	Bank of Ireland	95,076	76,607
±	CRH	19,036	394,900
±†	Elan	14,093	63,975
±†	James Hardie Industries CDI	13,599	70,387
±	Kerry Group Class A	4,332	120,261

			726,130

	Israel–0.77%
±†	Bank Hapoalim	24,993	90,010
±	Bank Leumi Le-Israel	30,156	107,445
±	Bezeq Israeli Telecommunication	43,686	95,483
±	Cellcom Israel	1,110	27,642
±	Delek Group	167	34,606
±	Elbit Systems	516	26,189
±†	Israel	54	33,483
±	Israel Chemicals	11,347	118,198
±†	Israel Discount Bank Class A	23,117	39,085
±†	Mizrahi Tefahot Bank	5,265	38,310
±†	NICE Systems	1,458	36,997
±	Partner Communications	1,931	29,636
±	Teva Pharmaceutical	25,662	1,340,633

			2,017,717

	Italy–2.60%
±	A2A	24,810	33,872
±†	ACEA	1,222	12,122
±	Assicurazioni Generali	34,306	598,252
±	Atlantia	6,707	118,883
±†	Autogrill	2,575	30,790
±	Banca Carige	11,808	23,069
±	Banca Monte Dei Paschi Siena	60,873	68,883
±	Banca Popolare di Milano	11,337	46,676
±	Banco Popolare	17,166	94,120
±†	Beni Stabili	3,636	2,757
±	Enel	192,271	814,174
±	ENI	71,955	1,320,920
±	Exor	1,446	24,309
±†	Fiat	21,705	222,963
±	Finmeccanica	12,359	128,129
±	Fondiaria-Sai	1,285	12,029
±	Intesa Sanpaolo Ordinary Shares	218,495	575,497
±	Intesa Sanpaolo Savings Shares	25,509	50,813
±	Italcementi	549	4,171
±	Italcementi Savings Shares	768	3,354
±	Luxottica Group	3,108	75,257
±	Mediaset	20,869	118,684
±	Mediobanca	13,607	101,367
±	Mediolanum	4,280	16,721
±	Parmalat	47,644	110,749
±	Pirelli & C	49,713	27,379
±	Prysmian	4,435	63,657
±	Saipem	7,138	217,429
±	Snam Rete Gas	42,678	170,333
±	Telecom Italia	261,756	289,094
±	Telecom Italia Savings Shares	157,723	144,085
±	Terna Rete Elettrica Nazionale	34,014	122,435
±	UniCredit	448,938	993,149
±	Unione di Banche Italiane SCpA	16,683	143,655
±	Unipol Gruppo Finanziario	13,744	9,187

			6,788,964

	Japan–22.87%
±	77 Bank	9,000	48,357
±	ABC-Mart	900	35,316
±	Acom	835	10,793
±	Advantest	4,300	89,886
±	Aeon	17,600	186,284
±	Aeon Credit Service	1,700	15,145
±	Aeon Mall	2,600	51,522
±	Air Water	5,000	54,607
±	Aisin Seiki	5,300	142,730
±	Ajinomoto	20,000	180,995
±	Alfresa Holdings	1,000	48,345
±	All Nippon Airways	26,000	82,439
±	Amada	12,000	78,901
±	Aozora Bank	14,000	18,136
±	Asahi Breweries	11,800	199,961
±	Asahi Glass	29,000	272,382
±	Asahi Kasei	38,000	198,582
±	Asics	4,000	36,634
±	Astellas Pharma	13,300	445,752
±	Bank of Kyoto	9,000	74,112
±	Bank of Yokohama	34,000	155,576
±	Benesse Holdings	2,200	100,179
±	Bridgestone	18,800	297,353

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

±	Brother Industries	7,000	$72,689
±	Canon	32,700	1,219,055
±	Canon Marketing Japan	1,600	22,525
±	Casio Computer	7,400	44,458
±	Central Japan Railway	45	371,663
±	Chiba Bank	22,000	132,854
±	Chiyoda	4,000	29,056
±	Chubu Electric Power	19,400	481,574
±	Chugai Pharmaceutical	6,500	115,731
±	Chugoku Bank	5,000	58,933
±	Chugoku Electric Power	9,100	187,481
±	Chuo Mitsui Trust Holdings	31,000	109,351
±	Citizen Holdings	7,300	44,608
±	Coca-Cola West	1,100	18,181
±	Cosmo Oil	20,000	47,769
±	Credit Saison	5,200	54,439
±	Dai Nippon Printing	16,000	184,713
±	Daicel Chemical Industries	9,000	60,737
±	Daido Steel	11,000	47,054
±	Daihatsu Motor	5,000	46,550
±	Dai-ichi Life Insurance	233	323,179
±	Daiichi Sankyo	19,400	346,696
±	Daikin Industries	7,100	216,542
±	Dainippon Sumitomo Pharma	3,900	29,871
±	Daito Trust Construction	2,300	130,283
±	Daiwa House Industry	14,000	125,982
±	Daiwa Securities Group	48,000	202,711
±	Dena	2,700	71,312
±	Denki Kagaku Kogyo	15,000	69,838
±	Denso	14,300	395,348
±	Dentsu	4,800	126,806
±	Dowa Holdings	9,000	43,132
±	East Japan Railway	9,900	659,384
±	Eisai	7,600	252,246
±	Electric Power Development	3,700	117,392
±†	Elpida Memory	5,200	79,913
±	FamilyMart	2,100	69,368
±	Fanuc	5,400	609,954
±	Fast Retailing	1,600	242,172
±	Fuji Electric Holdings	20,000	57,603
±	Fuji Heavy Industries	17,000	91,096
±	Fuji Media Holdings	20	28,722
±	FUJIFILM Holdings	13,300	384,472
±	Fujitsu	55,000	343,893
±	Fukuoka Financial Group	25,000	104,095
±	Furkukawa Electric	17,000	74,190
±	GS Yuasa	12,000	78,547
±	Gunma Bank	13,000	68,957
±	Hachijuni Bank	14,000	78,615
±	Hakuhodo DY Holdings	850	42,597
±	Hankyu Hanshin Holdings	31,000	136,839
±	Hikari Tsushin	200	3,579
±	Hino Motors	7,000	34,524
±	Hirose Electric	900	82,448
±	Hiroshima Bank	16,000	63,968
±	Hisamitsu Pharmaceutical	2,200	87,289
±	Hitachi	132,000	479,600
±	Hitachi Chemical	2,900	53,892
±	Hitachi Construction Machinery	2,600	47,883
±	Hitachi High-Technologies	2,500	45,940
±	Hitachi Metals	4,000	40,508
±	Hokkaido Electric Power	5,000	107,740
±	Hokuhoku Financial Group	43,000	79,014
±	Hokuriku Electric Power	5,400	118,452
±	Honda Motor	47,600	1,398,542
±	HOYA	12,800	272,431
±	Ibiden	4,100	110,480
±	Idemitsu Kosan	700	52,721
±	IHI	39,000	62,079
±	INPEX	24	133,154
±	Isetan Mitsukoshi Holdings	11,400	111,165
±	Isuzu Motors	37,000	111,216
±	Ito EN	1,600	24,480
±	ITOCHU	43,300	338,592
±	Itochu Techno-Solutions	1,000	36,553
±	Iyo Bank	8,000	74,417
±	J Front Retailing	14,000	67,398
±	Jafco	700	15,489
±	Japan Petroleum Exploration	1,000	40,810
±	Japan Prime Realty Investment	22	46,356
±	Japan Real Estate Investment	14	114,071
±	Japan Retail Fund Investment	46	56,041
±	Japan Steel Works	10,000	87,924
±	Japan Tobacco	132	410,781
±	JFE Holdings	12,900	399,200
±	JGC	6,000	91,071
±	Joyo Bank	20,000	79,320
±	JS Group	7,600	145,108
±	JSR	5,400	90,734
±	JTEKT	6,200	57,355
±	Jupiter Telecommunications	77	73,741
±†	JX Holdings	66,710	329,816
±	Kajima	30,000	68,032
±	Kamigumi	8,000	61,403
±	Kaneka	11,000	63,832
±	Kansai Electric Power	21,700	529,374
±	Kansai Paint	7,000	60,104
±	Kao	15,600	367,154
±	Kawasaki Heavy Industries	41,000	99,436
±	Kawasaki Kisen Kaisha	18,000	73,215
±	KDDI	86	410,051
±	Keihin Electric Express Railway	14,000	123,767
±	Keio	19,000	122,707
±	Keisei Electric Railway	9,000	50,333
±	Keyence	1,240	286,822
±	Kikkoman	4,000	41,774

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

±	Kinden	5,000	$42,589
±	Kintetsu	44,000	134,299
±	Kirin Holdings	25,000	314,829
±	Kobe Steel	68,000	129,566
±	Koito Manufacturing	3,000	44,190
±	Komatsu	27,000	486,303
±	Konami	2,900	44,738
±	Konica Minolta Holdings	13,000	125,099
±	Kubota	33,000	253,192
±	Kuraray	10,500	123,216
±	Kurita Water Industries	3,000	82,001
±	Kyocera	4,800	388,700
±	Kyowa Hakko Kirin	8,000	75,891
±	Kyushu Electric Power	10,900	244,531
±	Lawson	2,000	87,500
±	Leopalace21	2,400	7,470
±	Mabuchi Motor	1,000	45,672
±	Makita	3,200	85,656
±	Marubeni	47,000	241,009
±	Marui Group	7,000	47,165
±	Maruichi Steel Tube	1,500	28,700
±	Matsui Securities	2,500	15,269
±	Mazda Motor	42,000	98,175
±	McDonald’s Holdings Japan	2,300	51,516
±	MEDIPAL Holdings	5,300	62,967
±	MEIJI Holdings	1,834	75,056
±	Minebea	12,000	66,495
±	Mitsubishi	38,600	798,800
±	Mitsubishi Chemical Holdings	33,000	150,669
±	Mitsubishi Electric	55,000	429,392
±	Mitsubishi Estate	34,000	473,471
±	Mitsubishi Gas Chemical	14,000	67,902
±	Mitsubishi Heavy Industries	88,000	303,663
±	Mitsubishi Logistics	4,000	44,590
±	Mitsubishi Materials	33,000	87,739
±†	Mitsubishi Motors	121,000	153,105
±	Mitsubishi Tanabe Pharma	6,000	91,443
±	Mitsubishi UFJ Financial Group	366,100	1,662,822
±	Mitsubishi UFJ Lease & Finance	2,020	68,159
±	Mitsui	49,300	575,286
±	Mitsui Chemicals	27,000	75,479
±	Mitsui Engineer & Shipbuilding	21,000	42,428
±	Mitsui Fudosan	25,000	348,060
±	Mitsui Mining & Smelting	19,000	50,156
±	Mitsui OSK Lines	32,000	211,633
±	Mitsumi Electric	2,600	44,120
±	Mizuho Financial Group	401,500	658,972
±	Mizuho Securities	16,000	35,682
±	Mizuho Trust & Banking	51,000	43,868
±	MS & AD Insurance Group Holdings	15,554	333,002
±	Murata Manufacturing	5,700	271,899
±	Namco Bandai Holdings	6,500	57,172
±	NEC	72,000	186,955
±	NGK Insulators	7,000	109,056
±	NGK Spark Plug	4,000	49,673
±	NHK Spring	4,000	36,598
±	Nidec	3,300	276,345
±	Nikon	9,300	160,320
±	Nintendo	2,900	851,708
±	Nippon Building Fund	14	111,115
±	Nippon Electric Glass	11,000	126,036
±	Nippon Express	25,000	112,684
±	Nippon Meat Packers	5,000	61,736
±	Nippon Paper Group	3,100	85,830
±	Nippon Sheet Glass	18,000	44,048
±	Nippon Steel	147,000	486,037
±	Nippon Telegraph & Telephone	15,100	615,286
±	Nippon Yusen	47,000	171,329
±	Nishi-Nippon City Bank	17,000	48,700
±	Nissan Chemical Industries	4,000	44,713
±	Nissan Motor	71,300	496,993
±	Nissha Printing	700	18,708
±	Nisshin Seifun Group	6,500	73,414
±	Nisshin Steel	23,000	36,580
±	Nisshinbo Holdings	4,000	38,353
±	Nissin Food Holdings	2,000	73,437
±	Nitori	1,150	99,157
±	Nitto Denko	5,000	164,063
±	NKSJ Holdings	42,500	254,356
±	NOK	3,800	60,360
±	Nomura Holdings	103,100	563,445
±	Nomura Real Estate Holdings	2,400	30,045
±	Nomura Real Estate Office Fund	11	54,777
±	Nomura Research Institute	2,900	61,583
±	NSK	12,000	83,365
±	NTN	12,000	49,138
±	NTT Data	37	136,613
±	NTT DoCoMo	436	660,417
±	NTT Urban Development	45	35,760
±	Obayashi	19,000	75,347
±	Obic	250	48,270
±	Odakyu Electric Railway	17,000	145,974
±	OJI Paper	26,000	127,513
±	Olympus	6,100	144,544
±	Omron	6,400	139,556
±	Ono Pharmaceutical	2,400	97,318
±	Onward Holdings	1,000	7,910
±	Oracle Japan	1,100	54,070
±	Oriental Land	1,500	125,395
±	ORIX	3,000	217,396
±	Osaka Gas	57,000	205,655
±	Osaka Titanium Technologies	200	7,698
±	Otsuka	400	25,500
±	Panasonic	55,900	698,213
±	Panasonic Electric Works	10,000	98,322
±	Promise	1,700	11,456

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

±	Rakuten	224	$161,894
±	Resona Holdings	18,100	220,955
±	Ricoh	19,000	242,347
±	Rinnai	1,200	61,613
±	Rohm	3,000	180,198
±	Sankyo	1,700	76,864
±	Santen Pharmaceutical	2,500	90,104
±†	Sanyo Electric	47,000	60,490
±	Sapporo Hokuyo Holdings	11,900	52,505
±	Sapporo Holdings	10,000	42,999
±	SBI Holdings	502	62,381
±	Secom	6,100	270,954
±	Sega Sammy Holdings	6,400	91,960
±	Seiko Epson	4,000	51,712
±	Sekisui Chemical	14,000	87,354
±	Sekisui House	16,000	136,879
±	Senshu Ikeda Holdings	26,400	38,454
±	Seven & I Holdings	21,900	501,899
±	Seven Bank	25	45,388
±	Sharp	29,000	305,997
±	Shikoku Electric Power	5,000	143,039
±	Shimadzu	7,000	52,780
±	Shimamura	700	63,310
±	Shimano	1,900	81,546
±	Shimizu	16,000	54,698
±	Shin-Etsu Chemical	11,600	539,497
±	Shinko Electric Industries	1,700	22,098
±	Shinsei Bank	29,000	24,523
±	Shionogi	8,500	176,269
±	Shiseido	10,500	231,499
±	Shizuoka Bank	19,000	165,633
±	Showa Denko	43,000	77,682
±	Showa Shell Sekiyu	6,800	46,899
±	SMC	1,500	200,714
±	Softbank	23,700	628,779
±	Sojitz	36,800	57,529
±	Sony	29,100	776,404
±	Sony Financial Holdings	27	90,091
±	SQUARE ENIX Holdings	2,500	46,063
±	Stanley Electric	4,600	76,199
±	Sumco	3,500	58,026
±	Sumitomo	32,700	326,668
±	Sumitomo Chemical	47,000	181,950
±	Sumitomo Electric Industries	21,500	250,630
±	Sumitomo Heavy Industries	17,000	99,776
±	Sumitomo Metal Industries	93,000	210,336
±	Sumitomo Metal Mining	15,000	187,179
±	Sumitomo Mitsui Financial Group	38,800	1,098,441
±	Sumitomo Realty & Development	10,000	169,967
±	Sumitomo Rubber Industries	4,400	38,819
±	Sumitomo Trust & Banking	40,000	203,704
±	Suruga Bank	7,000	63,549
±	Suzuken	2,200	73,661
±	Suzuki Motor	9,400	184,531
±	Sysmex	1,100	62,491
±	T&D Holdings	7,650	163,622
±	Taiheiyo Cement	32,000	40,418
±	Taisei	29,000	58,017
±	Taisho Pharmaceutical	4,000	78,930
±	Taiyo Nippon Sanso	9,000	71,489
±	Takashimaya	8,000	63,788
±	Takeda Pharmaceutical	21,700	932,335
±	TDK	3,400	186,108
±	Teijin	31,000	92,064
±	Terumo	4,800	229,935
±	THK	3,700	76,571
±	Tobu Railway	24,000	129,306
±	Toho	3,100	51,408
±	Toho Gas	14,000	74,699
±	Tohoku Electric Power	12,800	274,874
±	Tokio Marine Holdings	21,200	557,502
±	Tokuyama	10,000	44,028
±	Tokyo Broadcasting System	400	5,434
±	Tokyo Electric Power	34,500	938,783
±	Tokyo Electron	5,000	269,412
±	Tokyo Gas	72,000	328,783
±	Tokyo Steel Manufacturing	3,800	43,942
±	Tokyo Tatemono	10,000	30,826
±	Tokyu	31,000	126,212
±	Tokyu Land	16,000	55,946
±	TonenGeneral Sekiyu	9,000	77,892
±	Toppan Printing	16,000	126,557
±	Toray Industries	42,000	201,366
±	Toshiba	117,000	579,732
±	Tosoh	18,000	46,609
±	TOTO	7,000	46,511
±	Toyo Seikan Kaisha	5,200	75,901
±	Toyo Suisan Kaisha	3,000	71,623
±	Toyoda Gosei	2,200	54,577
±	Toyota Boshoku	1,500	21,907
±	Toyota Industries	4,900	124,378
±	Toyota Motor	79,100	2,718,537
±	Toyota Tsusho	6,500	92,675
±	Trend Micro	2,600	70,284
±	Tsumura	1,700	52,066
±	Ube Industries	26,000	61,493
±	Unicharm	1,200	135,358
±	UNY	6,000	45,605
±	Ushio	2,600	40,066
±	USS	810	57,878
±	West Japan Railway	48	175,579
±	Yahoo Japan	401	159,874
±	Yakult Honsha	3,000	81,632
±	Yamada Denki	2,260	147,710
±	Yamaguchi Financial Group	7,000	66,918
±	Yamaha	4,900	50,048

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)

±	Yamaha Motor	7,700	$101,824
±	Yamato Holdings	12,000	158,871
±	Yamato Kogyo	1,600	39,892
±	Yamazaki Baking	4,000	53,960
±	Yaskawa Electric	8,000	59,363
±	Yokogawa Electric	7,100	43,961

			59,802,231

	Luxembourg–0.48%
±	ArcelorMittal	24,928	668,667
±	Millicom International Cellular SDR	2,258	183,273
±	SES FDR	9,169	190,699
±	Tenaris	12,370	213,373

			1,256,012

	Mexico–0.03%
±	Fresnillo	5,056	73,388

			73,388

	Netherlands–2.65%
±†	AEGON	42,025	223,248
±	Akzo Nobel	6,903	358,812
±	ASML Holding	12,851	353,687
±	Corio	1,451	70,468
±	Delta Lloyd	1,676	28,248
±	European Aeronautic Defence & Space	12,243	249,873
±	Fugro CVA	1,677	77,480
±	Heineken	7,338	311,063
±	Heineken Holding	2,753	100,581
±†	ING Groep CVA	102,025	755,102
±	Koninklijke Aholda	33,576	415,365
±	Koninklijke Boskalis Westminster	1,875	72,857
±	Koninklijke DSM	4,217	167,648
±	Koninklijke KPN	47,850	609,971
±	Koninklijke Philips Electronics	28,388	847,794
±	Koninklijke Vopak	1,892	69,339
±†	QIAGEN	7,093	137,100
±	Randstad Holding	2,829	111,175
±	Reed Elsevier	18,530	205,148
±	SBM Offshore	4,008	57,344
±	TNT	11,157	281,036
±	Unilever CVA	47,318	1,292,323
±	Wolters Kluwer	7,550	144,798

			6,940,460

	New Zealand–0.08%
±	Auckland International Airport	20,165	25,769
±	Contact Energy	6,032	23,454
±	Fletcher Building	15,715	84,059
±	Sky City Entertainment Group	11,588	22,568
±	Telecom New Zealand	44,653	57,478

			213,328

	Norway–0.65%
±	Aker Solutions	3,954	45,211
±	DnB NOR	29,422	283,002
±	Norsk Hydro	28,177	127,249
±	Orkla	21,366	136,645
±†	Renewable Energy	10,915	25,810
±	Statoil	32,800	631,914
±	Telenor	22,000	277,154
±	Yara International	5,800	163,043

			1,690,028

	Portugal–0.26%
±	Banco Comercial Portugues	94,329	70,837
±	Banco Espirito Santo	11,890	46,919
±	Brisa Auto-Estradas de Portugal	4,309	26,080
±	Cimpor Cimentos de Portugal	6,268	35,224
±	Energias de Portugal	52,592	156,529
±	Galp Energia Class B	7,164	107,018
±	Jeronimo Martins	6,024	55,198
±	Portugal Telecom	17,365	173,576

			671,381

	Republic of Cyprus–0.02%
±	Bank of Cyprus	16,190	64,843

			64,843

	Singapore–1.50%
±	Ascendas Real Estate Investment Trust	30,000	38,737
±	CapitaLand	68,000	173,371
±	CapitaMall Trust	68,000	88,640
±	CapitaMalls Asia	33,000	49,332
±	City Developments	14,000	110,185
±	ComfortDelgro	40,000	41,477
±	Cosco Singapore	23,000	24,191
±	DBS Group Holdings	50,500	490,028
±	Fraser & Neave	24,000	87,749
±	Golden Agri-Resources	171,137	64,148
±	Jardine Cycle & Carriage	3,000	63,832
±	Keppel	36,923	222,893
±	Keppel Land	17,000	46,904
±†	K-Green Trust	7,385	5,540
±	Neptune Orient Lines	24,750	34,953
±	Olam International	32,292	59,262
±	Oversea-Chinese Banking	72,115	454,052
±	SembCorp Industries	30,000	86,743
±	SembCorp Marine	23,000	62,844
±	Singapore Airlines	14,000	145,147
±	Singapore Airport Terminal Services	7,300	13,913
±	Singapore Exchange	27,000	141,574
±	Singapore Press Holdings	43,000	115,732
±	Singapore Technologies Engineering	46,000	107,521
±	Singapore Telecommunications	224,000	484,199
±	StarHub	13,000	20,898
±	United Overseas Bank	35,000	486,847

LVIP SSgA International Index Fund–11

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Singapore (continued)

±	UOL Group	11,000	$29,623
±	Wilmar International	33,000	135,002
±	Yangzijiang Shipbuilding Holdings	45,000	42,915

			3,928,252

	Spain–3.23%
±	Abertis Infraestructuras	7,048	101,309
±	Acciona	568	43,231
±	Acerinox	3,677	57,142
±	ACS	4,255	156,381
±	Banco Bilbao Vizcaya Argentaria	103,610	1,067,580
±	Banco de Sabadell	23,391	105,931
±	Banco de Valencia	5,338	23,761
±	Banco Popular Espanol	22,771	115,421
±	Banco Santander	229,651	2,408,361
±	Bankinter	5,740	34,974
±	Criteria Caixacorp	22,940	93,819
±†	EDP Renovaveis	3,900	22,970
±	Enagas	4,638	69,869
±	Ferrovial	11,527	74,561
±	Fomento de Construcciones y Contratas	727	15,564
±	Gamesa Technologica	5,602	48,108
±	Gas Natural SDG	5,774	83,447
±	Gestevision Telecinco	2,145	19,064
±	Grifols	3,651	37,322
±	Iberdrola	119,478	671,587
±	Iberdrola Renovables	20,772	65,195
±	IBERIA	11,024	31,123
±	Inditex	5,872	334,857
±	Indra Sistemas	1,915	30,620
±	Mapfre	23,408	63,656
±	Red Electrica	2,761	98,866
±†	Repsol YPF	20,351	410,719
±†	Sacyr Vallehermoso	1,600	7,938
±	Telefonica	114,655	2,124,123
±	Zardoya Otis	3,092	39,727

			8,457,226

	Sweden–2.68%
±	Alfa Laval	8,700	113,015
±	Assa Abloy Class B	8,000	159,952
±	Atlas Copco Class A	20,163	294,886
±	Atlas Copco Class B	11,748	155,138
±	Boliden	7,000	77,392
±	Electrolux Class B	6,126	140,088
±	Ericsson LM Class B	88,800	985,285
±	Getinge Class B	4,933	95,497
±	Hennes & Mauritz Class B	27,000	742,248
±	Holmen Class B	1,000	23,747
±	Husqvarna Class B	11,736	70,595
±	Investor Class B	13,400	216,827
±	Kinnevik Investment	5,500	88,082
±	Modern Times Group Class B	1,230	67,355
±	Nordea Bank	90,100	743,202
±	Ratos Class B	2,600	65,159
±	Sandvik	29,002	353,871
±	Scania Class B	8,000	122,148
±	Securitas Class B	8,000	72,538
±	Skandinaviska Enskilda Banken Class A	40,600	215,185
±	Skanska Class B	10,000	144,720
±	SKF Class B	10,000	179,526
±	SSAB Class A	4,200	56,406
±	SSAB Class B	1,800	21,612
±	Svenska Cellulosa Class B	17,500	205,886
±	Svenska Handelsbanken Class A	14,600	357,280
±	Swedbank Class A	20,600	189,097
±	Swedish Match	6,500	142,083
±	Tele2 Class B	8,392	125,419
±	TeliaSonera	66,500	427,435
±	Volvo Class A	1,259	13,268
±	Volvo Class B	30,100	332,970

			6,997,912

	Switzerland–8.14%
±	ABB	63,691	1,108,899
±†	Actelion	3,265	122,248
±†	Adecco	3,423	163,300
±	Aryzta	2,672	102,804
±	Baloise Holding	1,613	112,275
±	BKW FMB Energie	202	12,715
±	Compagnie Financiere Richemont Units Class A	15,248	532,342
±	Credit Suisse Group	32,444	1,219,805
±†	GAM Holding	5,906	63,823
±	Geberit	1,193	185,625
±	Givaudan	221	187,703
±	Holcim	7,190	481,312
±	Julius Baer Group	5,980	170,505
±	Kuehne & Nagel International	1,475	151,835
±	Lindt & Spruengli	31	67,262
±	Lindt & Spruengli PC	3	73,517
±†	Logitech International	6,063	82,071
±	Lonza Group	1,484	98,804
±	Nestle	99,223	4,784,418
±	Nobel Biocare Holding	4,243	73,040
±	Novartis	60,485	2,931,292
±	Pargesa Holding	963	63,148
±	Roche Holding	20,142	2,772,379
±	Schindler Holding	773	64,519
±	Schindler Holding PC	1,415	119,265
±	SGS	155	209,196
±	Sika	66	116,995
±	Sonova Holding	1,347	165,301
±	STMicrolectronics	19,324	153,493
±	Straumann Holding	284	61,422
±	Swatch Group	925	260,873

LVIP SSgA International Index Fund–12

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Switzerland (continued)

±	Swatch Group Bearer Shares	1,095	$55,958
±†	Swiss Life Holding	1,002	95,764
±	Swiss Reinsurance	9,938	408,335
±	Swisscom	705	239,009
±	Syngenta	2,755	636,449
±	UBS	104,782	1,388,133
±	Xstrata	60,635	794,104
±	Zurich Financial Services	4,266	940,284

			21,270,222

	United Kingdom–20.50%
±	3i Group	29,898	117,942
±	Admiral Group	6,332	132,486
±	Aggreko	7,824	164,215
±	AMEC	9,409	115,250
±†	Anglo American	38,556	1,343,221
±	Antofagasta	12,259	142,510
±	ARM Holdings	39,357	162,920
±	Associated British Foods	11,216	162,477
±	AstraZeneca	42,431	2,000,359
±†	Autonomy	6,268	170,821
±	Aviva	79,872	371,224
±	BAE Systems	103,444	481,508
±	Balfour Beatty	18,823	66,878
±	Barclays	335,078	1,337,197
±	BG Group	98,780	1,470,304
±	BHP Billiton	64,519	1,672,071
±	BP	547,400	2,620,378
±†	British Airways	15,620	45,394
±	British American Tobacco	58,341	1,851,131
±	British Land	25,551	165,012
±	British Sky Broadcasting	33,128	346,093
±	BT Group	231,497	447,112
±	Bunzl	9,416	94,341
±	Burberry Group	13,727	154,996
±	Cable & Wireless Communication	60,646	52,408
±	Cable & Wireless Worldwide	80,069	103,580
±†	Cairn Energy	40,826	250,519
±	Capita Group	19,200	211,488
±†	Capital & Counties Properties	11,949	19,349
±	Capital Shopping Centers Group	16,257	75,042
±	Carnival	4,705	152,441
±†	Carphone Warehouse	4,132	11,681
±	Centrica	151,816	670,058
±	Cobham	34,662	109,733
±	Compass Group	54,930	418,203
±	Diageo	73,475	1,153,907
±	Drax Group	12,002	67,186
±†	EnQuest (London Exchange)	7,209	10,912
±†	EnQuest (Stockholm Exchange)	5,136	7,569
±	Eurasian Natural Resources	8,430	107,187
±	Experian	31,193	271,210
±	F&C Asset Management	3,523	2,739
±	Firstgroup	16,242	88,123
±	G4S	41,405	164,189
±	GlaxoSmithKline	151,393	2,571,393
±	Hammerson	22,502	114,619
±	Home Retail Group	28,831	91,577
±	HSBC Holdings	506,917	4,631,618
±	ICAP	15,849	94,882
±	Imperial Tobacco Group	29,516	824,532
±	Inmarsat	12,799	135,776
±	Intercontinental Hotels Group	7,528	118,618
±	International Power	45,053	201,076
±	Invensys	22,787	81,594
±	Investec	14,960	100,602
±†	ITV	118,512	88,635
±	Johnson Matthey	6,019	133,787
±	Kazakhmys	7,041	103,386
±	Kingfisher	72,561	227,256
±	Ladbrokes	196	371
±	Land Securities Group	22,456	185,970
±	Legal & General Group	174,401	203,102
±†	Lloyds Banking Group	1,180,830	932,213
±	London Stock Exchange Group	5,040	42,108
±†	Lonmin	4,696	98,104
±	Man Group	49,621	164,530
±	Marks & Spencer Group	46,413	228,466
±	National Grid	102,206	746,206
±	Next	5,661	168,662
±	Old Mutual	154,581	236,623
±	Pearson	24,091	316,954
±	Petrofac	7,723	135,843
±	Prudential	75,137	567,172
±	Randgold Resources	2,748	261,195
±	Reckitt Benckiser Group	18,044	838,869
±	Reed Elsevier	36,383	269,502
±	Resolution	84,187	79,668
±	Rexam	27,801	125,122
±	Rio Tinto	42,312	1,857,733
±	Rolls-Royce Group	54,408	454,444
±†	Royal Bank of Scotland Group	511,121	311,296
±	Royal Dutch Shell A Shares	103,379	2,609,122
±	Royal Dutch Shell Class B	78,741	1,902,843
±	RSA Insurance Group	102,733	182,212
±	SABMiller	27,517	771,027
±	Sage Group	37,179	128,003
±	Sainsbury (J.)	35,254	168,172
±	Schroders	3,225	58,079
±	Scottish & Southern Energy	26,599	442,891
±	Segro	21,645	81,627
±	Serco Group	15,666	136,900
±	Severn Trent	7,096	130,210
±	Shire	16,920	347,284
±	Smith & Nephew	26,696	252,360
±	Smiths Group	11,214	178,500

LVIP SSgA International Index Fund–13

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	United Kingdom (continued)

±	Standard Chartered	59,281	$1,443,667
±	Standard Life	69,781	180,395
±†	Talktalk Telecom Group	8,264	15,369
±	Tesco	233,881	1,319,675
±	Thomas Cook Group	24,131	63,895
±	Tomkins	29,339	98,521
±	TUI Travel	16,631	51,757
±	Tullow Oil	26,026	387,453
±	Unilever	37,721	1,008,716
±	United Utilities Group	19,886	155,584
±	Vedanta Resources	3,572	112,260
±	Vodafone Group	1,532,731	3,157,545
±	Whitbread	5,362	112,032
±	WM Morrison Supermarkets	63,852	252,358
±†	Wolseley	8,210	162,935
±	WPP Group	37,747	355,524

			53,593,784

	United States–0.08%
±	Synthes	1,714	197,076

			197,076

	Total Common Stock (Cost $269,479,408)		252,363,490

	PREFERRED STOCK–0.43%Δ
	Germany–0.43%
±	Bayerische Motoren Werke 0.77%	1,731	60,178
±	Fresenius 1.42%	2,495	164,145
±	Henkel 1.35%	5,341	260,534
±	Porsche Automobil Holding 0.14%	2,748	117,211
±	RWE 6.38%	1,193	71,439
±	Volkswagen 2.27%	4,898	430,966

	Total Preferred Stock (Cost $1,171,469)		1,104,473

	RIGHTS–0.00%Δ
	Italy–0.00%
±†	Unipol Gruppo Finanziario	13,744	731

			731

	Norway–0.00%
±†	Norsk Hydro	5,161	2,663

			2,663

	Total Rights (Cost $0)		3,394

	WARRANTS–0.00%Δ
	France–0.00%
±†	Fonciere Des Regions CW-10 exercise price EUR 65.00, expiration date 12/31/10	393	226

			226

	Hong Kong–0.00%
±†	Henderson Land Development CW-11 exercise price HKD 58.00, expiration date 6/1/11	5,800	984

			984

	Italy–0.00%
±†	Mediobanca CW11 exercise price EUR 9.00, expiration date 3/18/11	8,543	346
±†	Unione di Banche Italiane SCpA CW-11 exercise price EUR 12.30, expiration date 6/30/11	9,380	188

			534

	Singapore–0.00%
±†	Golden Agri-Resources CW-12 exercise price SGD 0.54, expiration date 7/23/12	6,342	454

			454

	Total Warrants (Cost $0)		2,198

	SHORT-TERM INVESTMENT–1.71%
	Money Market Mutual Fund–1.71%
	Dreyfus Treasury & Agency Cash Management Fund	4,467,129	4,467,129

	Total Short-Term Investment (Cost $4,467,129)		4,467,129

TOTAL VALUE OF SECURITIES–98.66% (Cost $275,118,006)	257,940,684

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.34%**	3,515,625

NET ASSETS APPLICABLE TO 40,556,006 SHARES OUTSTANDING–100.00%	$261,456,309

NET ASSET VALUE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($116,009,034 / 17,986,468 Shares)	$6.450

NET ASSET VALUE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($145,447,275 / 22,569,538 Shares)	$6.444

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unauthorization-no par)	$277,522,921
Undistributed net investment income	4,237,169
Accumulated net realized loss on investments	(2,875,958)
Net unrealized depreciation of investments and foreign currencies	(17,427,823)

Total net assets	$261,456,309

LVIP SSgA International Index Fund–14

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on pages 2 and 3.

†	Non income producing security.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $253,473,555, which represented 96.95% the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

*	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

**	Includes $984,000 cash pledged as collateral for index futures contracts.

Summary of Abbreviations:
CDI–Chess Depository Interest
CVA–Dutch Certificate
EUR–European Monetary Unit
FDR–Fiduciary Depositary Receipts
GBP–British Pound Sterling
HKD–Hong Kong Dollar
ILS–Israeli Shekel
JPY–Japanese Yen
NOK–Norwegian Kroner
PC–Participation Certificate
PPS–Partially Protected Shares
REIT–Real Estate Investment Trust
SDR–Special Drawing Rights
SCpA–Italian Consortium Joint-Stock Company
SGD–Singapore Dollar
USD–United States Dollar
VVPR Strip–Dividend Coupon

1 The following foreign currency exchange contracts and index futures contract were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

			Unrealized
			Appreciation
Contracts to Receive	In Exchange For	Settlement Date	(Depreciation)

EUR 1,638,270	USD (2,000,000)	7/1/10	$3,532
GBP 1,003,009	USD (1,500,000)	7/2/10	(1,708)
ILS 1,161,000	USD (300,000)	7/1/10	(1,390)
JPY 132,765,000	USD (1,500,000)	7/2/10	2,085
NOK 1,946,100	USD (300,000)	7/1/10	(959)

			$1,560

Index Futures Contract

	Notional	Notional		Unrealized
Contract to Buy	Cost	Value	Expiration Date	Depreciation
111 EMINI MSCI EAFE	$7,553,241	$7,299,360	9/17/10	$(253,881)

The use of foreign currency exchange contracts and index futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to Financial Statements.”

See accompanying notes

LVIP SSgA International Index Fund–15

LVIP SSgA International Index Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,239,814
Interest	1,334
Foreign tax withheld	(486,727)

4,754,421

EXPENSES:
Management fees	495,189
Distribution expenses-Service Class	162,966
Custodian fees	117,570
Accounting and administration expenses	56,890
Index fees	47,010
Pricing fees	38,795
Professional fees	12,541
Reports and statements to shareholders	10,252
Trustees’ fees	3,718
Other	11,817

956,748
Less expenses waived/reimbursed	(181,520)

Total operating expenses	775,228

NET INVESTMENT INCOME	3,979,193

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(1,328,722)
Foreign currencies	(222,820)
Futures contracts	(686,200)

Net realized loss	(2,237,742)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(41,096,936)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(43,334,678)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,355,485)

See accompanying notes

LVIP SSgA International Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,979,193	$3,186,242
Net realized loss on investments and foreign currencies	(2,237,742)	(316,916)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(41,096,936)	43,314,179

Net increase (decrease) in net assets resulting from operations	(39,355,485)	46,183,505

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,524,300)
Service Class	—	(1,257,928)

	—	(2,782,228)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	26,674,107	74,175,539
Service Class	60,237,440	68,392,284

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,524,300
Service Class	—	1,257,928

	86,911,547	145,350,051

Cost of shares repurchased:
Standard Class	(4,533,775)	(13,334,780)
Service Class	(6,659,702)	(11,389,511)

	(11,193,477)	(24,724,291)

Increase in net assets derived from capital share transactions	75,718,070	120,625,760

NET INCREASE IN NET ASSETS	36,362,585	164,027,037

NET ASSETS:
Beginning of period	225,093,724	61,066,687

End of period (including undistributed net investment income of $4,237,169 and $475,731, respectively)	$261,456,309	$225,093,724

See accompanying notes

LVIP SSgA International Index Fund–16

LVIP SSgA International Index Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund
	Standard Class
	Six Months
	Ended		5/1/08[2]
	6/30/10[1]	Year Ended	to
	(Unaudited)	12/31/09	12/31/08

Net asset value, beginning of period	$7.511	$5.959	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.119	0.157	0.116
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.180)	1.502	(4.098)

Total from investment operations	(1.061)	1.659	(3.982)

Less dividends and distributions from:
Net investment income	—	(0.107)	(0.059)

Total dividends and distributions	—	(0.107)	(0.059)

Net asset value, end of period	$6.450	$7.511	$5.959

Total return[4]	(14.13% )	27.85%	(39.77% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116,009	$111,877	$26,176
Ratio of expenses to average net assets	0.49%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.64%	0.73%	1.58%
Ratio of net investment income to average net assets	3.35%	2.37%	2.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	3.20%	2.09%	1.40%
Portfolio turnover	3%	4%	3%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA International Index Fund–17

LVIP SSgA International Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA International Index Fund Service Class
	Six Months
	Ended		5/1/08[2]
	6/30/10[1]	Year Ended	to
	(Unaudited)	12/31/09	12/31/08

Net asset value, beginning of period	$7.514	$5.964	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.110	0.141	0.104
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.180)	1.499	(4.094)

Total from investment operations	(1.070)	1.640	(3.990)

Less dividends and distributions from:
Net investment income	—	(0.090)	(0.046)

Total dividends and distributions	—	(0.090)	(0.046)

Net asset value, end of period	$6.444	$7.514	$5.964

Total return[4]	(14.24% )	27.53%	(39.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$145,447	$113,217	$34,891
Ratio of expenses to average net assets	0.74%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.89%	0.98%	1.83%
Ratio of net investment income to average net assets	3.10%	2.12%	2.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.95%	1.84%	1.15%
Portfolio turnover	3%	4%	3%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA International Index Fund–18

LVIP SSgA International Index Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP SSgA International Index Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2008 — December 31, 2009), and has concluded that no provision for federal income tax is required for the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

LVIP SSgA International Index Fund–19

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund.

Effective April 30, 2010, LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.60% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2011. Prior to April 30, 2010, LIAC had contractually agreed to waive 0.45%. Additionally, LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2011 as follows: 0.06% of the first $500 million of average daily net assets of the Fund; and 0.09% of the average daily net assets of the Fund in excess of $500 million. The agreements will renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

SSgA Funds Management, Inc. (SSgA) (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.10% of the first $50 million of the Fund’s average daily net assets; 0.08% of the next $50 million; 0.06% of the next $400 million; and 0.04% on average daily net assets in excess of $500 million, subject to a $100,000 minimum.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $8,106 and $2,330, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$73,244
Distribution fees payable to LFD	29,503

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

At June 30, 2010, 9% of the Fund’s Service Class shares were directly owned by Lincoln Life.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $85,537,778 and sales of $2,978,293 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $278,311,663. At June 30, 2010, net unrealized depreciation was $20,370,979, of which $9,812,394 related to unrealized appreciation of investments and $30,183,373 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP SSgA International Index Fund–20

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Common Stock	$—	$252,363,490	$252,363,490
Short-Term	4,467,129	—	4,467,129
Other	—	1,110,065	1,110,065

Total	$4,467,129	$253,473,555	$257,940,684

Foreign Currency Exchange Contracts	$—	$1,560	$1,560

Index Futures Contract	$—	$(253,881)	$(253,881)

As a result of utilizing international fair value pricing at June 30, 2010, the majority of the portfolio was categorized as Level 2.

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$2,782,228

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$277,522,921
Undistributed ordinary income	4,583,873
Undistributed long-term capital gain	763,639
Realized losses	(1,046,525)
Unrealized depreciation of investments and foreign currencies	(20,367,599)

Net assets	$261,456,309

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of unrealized gain on passive foreign investment companies and mark-to-market of index futures contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and passive foreign investment companies. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(217,755)	$217,755

LVIP SSgA International Index Fund–21

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	3,726,731	12,279,058
Service Class	8,429,965	10,833,540

Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	204,577
Service Class	—	168,736

	12,156,696	23,485,911

Shares repurchased:
Standard Class	(635,140)	(1,981,149)
Service Class	(927,612)	(1,785,286)

	(1,562,752)	(3,766,435)

Net increase	10,593,944	19,719,476

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP SSgA International Index Fund–22

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

Fair values of derivative instruments as of June 30, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign exchange contracts (Forward Currency Contracts)	Receivables and other assets net of liabilities	$1,560	Liabilities net of receivables and other assets	$—
Equity contracts (Futures)	Receivables and other assets net of liabilities	—	Liabilities net of receivables and other assets	(253,881)

Total		$1,560		$(253,881)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 was a follows:

			Change in Unrealized
		Realized Gain or	Appreciation or
	Location of Gain or Loss	Loss on Derivatives	Depreciation on Derivatives
	on Derivatives Recognized in Income	Recognized in Income	Recognized in Income
Foreign exchange contracts (Forward Currency Contracts)	Net realized loss on foreign currencies/net change in unrealized appreciation/depreciation of investments and foreign currencies	$(45,554)	$2,194
Equity contracts (Futures)	Net realized loss on futures contracts/net change in unrealized appreciation/deprecation of investments and foreign currencies	(686,200)	(305,980)

Total		$(731,754)	$(303,786)

8.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA International Index Fund–23

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Growth
Stock Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP T. Rowe Price Growth Stock Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP T. Rowe Price Growth Stock Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$919.00	0.80%	$3.81
Service Class Shares	1,000.00	917.80	1.05%	4.99

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.83	0.80%	$4.01
Service Class Shares	1,000.00	1,019.59	1.05%	5.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.06%

Aerospace & Defense	1.14%
Air Freight & Logistics	2.17%
Beverages	0.83%
Biotechnology	0.43%
Capital Markets	3.79%
Chemicals	2.08%
Commercial Banks	2.42%
Commercial Services & Supplies	0.53%
Communications Equipment	4.24%
Computers & Peripherals	9.31%
Consumer Finance	2.00%
Diversified Financial Services	3.39%
Electrical Equipment	0.76%
Electronic Equipment, Instruments & Components	1.12%
Energy Equipment & Services	2.67%
Food & Staples Retailing	0.76%
Health Care Equipment & Supplies	1.84%
Health Care Providers & Services	5.77%
Hotels, Restaurants & Leisure	4.08%
Household Products	0.85%
Industrial Conglomerates	1.51%
Insurance	0.37%
Internet & Catalog Retail	3.53%
Internet Software & Services	9.32%
IT Services	6.35%
Life Sciences Tools & Services	0.46%
Machinery	4.46%
Media	2.20%
Metals & Mining	1.46%
Multiline Retail	0.52%
Oil, Gas & Consumable Fuels	3.47%
Pharmaceuticals	1.06%
Road & Rail	0.36%
Semiconductors & Semiconductor Equipment	2.54%
Software	0.91%
Specialty Retail	2.86%
Textiles, Apparel & Luxury Goods	1.89%
Trading Companies & Distributors	0.94%
Wireless Telecommunication Services	4.67%

Short-Term Investment	0.95%

Total Value of Securities	100.01%

Liabilities Net of Receivables and Other Assets	(0.01%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	7.55%
Google Class A	5.03%
Amazon.com	3.28%
Danaher	3.12%
Visa Class A	2.94%
Crown Castle International	2.42%
Express Scripts	2.37%
Medco Health Solutions	2.20%
Praxair	2.08%
American Express	2.00%

Total	32.99%

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.06%
	Aerospace & Defense–1.14%
	Precision Castparts	30,600	$3,149,352

			3,149,352

	Air Freight & Logistics–2.17%
	Expeditors International of Washington	54,300	1,873,893
	FedEx	32,500	2,278,575
	United Parcel Service Class B	31,900	1,814,791

			5,967,259

	Beverages–0.83%
	PepsiCo	37,620	2,292,939

			2,292,939

	Biotechnology–0.43%
†	Celgene	23,100	1,173,942

			1,173,942

	Capital Markets–3.79%
	Franklin Resources	34,200	2,947,698
	Invesco	138,600	2,332,638
	Morgan Stanley	44,500	1,032,845
	Northern Trust	53,600	2,503,120
	Schwab (Charles)	113,900	1,615,102

			10,431,403

	Chemicals–2.08%
	Praxair	75,400	5,729,646

			5,729,646

	Commercial Banks–2.42%
	PNC Financial Services Group	23,300	1,316,450
	U.S. Bancorp	121,200	2,708,820
	Wells Fargo	102,900	2,634,240

			6,659,510

	Commercial Services & Supplies–0.53%
	Republic Services	49,500	1,471,635

			1,471,635

	Communications Equipment–4.24%
†	Cisco Systems	153,600	3,273,216
	Corning	133,600	2,157,640
†	Juniper Networks	98,500	2,247,770
	QUALCOMM	121,800	3,999,912

			11,678,538

	Computers & Peripherals–9.31%
†	Apple	82,600	20,776,378
	Hewlett-Packard	39,600	1,713,888
	International Business Machines	14,900	1,839,852
†	SanDisk	30,800	1,295,756

			25,625,874

	Consumer Finance–2.00%
	American Express	138,400	5,494,480

			5,494,480

	Diversified Financial Services–3.39%
†	IntercontinentalExchange	23,800	2,690,114
	JPMorgan Chase	143,900	5,268,179
	NYSE Euronext	49,800	1,375,974

			9,334,267

	Electrical Equipment–0.76%
	Emerson Electric	22,800	996,132
	Rockwell Automation	22,500	1,104,525

			2,100,657

	Electronic Equipment, Instruments & Components–1.12%
†	Dolby Laboratories Class A	49,000	3,071,810

			3,071,810

	Energy Equipment & Services–2.67%
†	Cameron International	51,100	1,661,772
†	FMC Technologies	29,600	1,558,736
	Schlumberger	74,400	4,117,296

			7,337,804

	Food & Staples Retailing–0.76%
	Costco Wholesale	37,900	2,078,057

			2,078,057

	Health Care Equipment & Supplies–1.84%
†	Intuitive Surgical	5,400	1,704,348
	Stryker	43,600	2,182,616
†	Zimmer Holdings	22,000	1,189,100

			5,076,064

	Health Care Providers & Services–5.77%
†	Express Scripts	138,900	6,531,078
	McKesson	49,300	3,310,988
†	Medco Health Solutions	109,800	6,047,784

			15,889,850

	Hotels, Restaurants & Leisure–4.08%
±	Carnival	44,800	1,451,507
	Marriott International Class A	97,351	2,914,689
†	MGM MIRAGE	108,100	1,042,084
	Starbucks	163,100	3,963,330
	Starwood Hotels & Resorts Worldwide	44,800	1,856,064

			11,227,674

	Household Products–0.85%
	Procter & Gamble	38,907	2,333,642

			2,333,642

	Industrial Conglomerates–1.51%
	3M	35,600	2,812,044
†	McDermott International	61,500	1,332,090

			4,144,134

	Insurance–0.37%
	Sun Life Financial	38,300	1,005,982

			1,005,982

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Internet & Catalog Retail–3.53%
†	Amazon.com	82,700	$9,035,802
†	priceline.com	3,800	670,852

			9,706,654

	Internet Software & Services–9.32%
†	Akamai Technologies	54,300	2,202,951
†	Baidu ADR	73,000	4,969,840
†	eBay	99,100	1,943,351
†	Google Class A	31,100	13,837,945
±	Tencent Holdings	162,300	2,688,778

			25,642,865

	IT Services–6.35%
	Accenture Class A	72,650	2,807,923
	Automatic Data Processing	35,700	1,437,282
	MasterCard Class A	19,500	3,890,835
	Visa Class A	114,200	8,079,650
	Western Union	84,500	1,259,895

			17,475,585

	Life Sciences Tools & Services–0.46%
†	Illumina	29,100	1,266,723

			1,266,723

	Machinery–4.46%
	Bucyrus International Class A	12,300	583,635
	Danaher	231,040	8,576,205
	Deere	22,300	1,241,664
	PACCAR	46,700	1,861,929

			12,263,433

	Media–2.20%
	Disney (Walt)	102,400	3,225,600
†	Liberty Media-Interactive Class A	176,900	1,857,450
	McGraw-Hill Companies	34,600	973,644

			6,056,694

	Metals & Mining–1.46%
	Agnico-Eagle Mines	13,100	796,218
±	BHP Billiton	86,387	2,686,184
	Freeport-McMoRan Copper & Gold Class B	9,100	538,083

			4,020,485

	Multiline Retail–0.52%
†	Kohl’s	30,400	1,444,000

			1,444,000

	Oil, Gas & Consumable Fuels–3.47%
	EOG Resources	33,300	3,275,721
	Murphy Oil	16,700	827,485
	Petroleo Brasiliero ADR	88,300	2,631,340
	Suncor Energy	95,500	2,811,520

			9,546,066

	Pharmaceuticals–1.06%
	Allergan	50,100	2,918,826

			2,918,826

	Road & Rail–0.36%
	Union Pacific	14,200	987,042

			987,042

	Semiconductors & Semiconductor Equipment–2.54%
	ASML Holding	38,700	1,063,089
	Broadcom Class A	80,200	2,644,194
†	Marvell Technology Group	84,000	1,323,840
†	NVIDIA	108,200	1,104,722
#	Samsung Electronics GDR 144A	2,738	867,133

			7,002,978

	Software–0.91%
†	Autodesk	20,400	496,944
†	McAfee	38,300	1,176,576
†	salesforce.com	9,700	832,454

			2,505,974

	Specialty Retail–2.86%
†	AutoZone	12,300	2,376,606
†	CarMax	67,700	1,347,230
	Lowe’s Companies	137,400	2,805,708
†	O’Reilly Automotive	28,400	1,350,704

			7,880,248

	Textiles, Apparel & Luxury Goods–1.89%
	Coach	70,600	2,580,430
	NIKE Class B	38,600	2,607,430

			5,187,860

	Trading Companies & Distributors–0.94%
	Fastenal	51,300	2,574,747

			2,574,747

	Wireless Telecommunication Services–4.67%
†	American Tower Class A	114,800	5,108,600
†	Crown Castle International	178,900	6,665,814
†	Leap Wireless International	38,200	495,836
†	MetroPCS Communications	69,800	571,662

			12,841,912

	Total Common Stock (Cost $261,177,961)		272,596,611

	SHORT-TERM INVESTMENT–0.95%
	Money Market Mutual Fund–0.95%
	Dreyfus Treasury & Agency Cash Management Fund	2,604,609	2,604,609

	Total Short-Term Investment (Cost $2,604,609)		2,604,609

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.01% (Cost $263,782,570)	$275,201,220

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(19,282)

NET ASSETS APPLICABLE TO 19,726,646 SHARES OUTSTANDING–100.00%	$275,181,938

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($229,154,527 / 16,419,175 Shares)	$13.957

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($46,027,411 / 3,307,471 Shares)	$13.916

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$364,649,069
Undistributed net investment income	175,604
Accumulated net realized loss on investments	(101,061,481)
Net unrealized appreciation of investments and foreign currencies	11,418,746

Total net assets	$275,181,938

†	Non income producing security.

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $6,826,469, which represented 2.48% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $867,133, which represented 0.32% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR–American Depositary Receipts
GDR–Global Depositary Receipts

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,097,763
Foreign tax withheld	(13,943)

1,083,820

EXPENSES:
Management fees	1,072,260
Accounting and administration expenses	69,042
Distribution expenses-Service Class	61,048
Reports and statements to shareholders	16,393
Professional fees	13,071
Custodian fees	6,555
Trustees’ fees	4,691
Other	8,630

Total operating expenses	1,251,690

NET INVESTMENT INCOME	(167,870)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	6,379,787
Foreign currencies	(9,005)

Net realized gain	6,370,782
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(30,288,532)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(23,917,750)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,085,620)

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(167,870)	$283,636
Net realized gain (loss) on investments and foreign currencies	6,370,782	(29,267,634)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(30,288,532)	108,623,909

Net increase (decrease) in net assets resulting from operations	(24,085,620)	79,639,911

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	44,765,870	53,741,294
Service Class	15,495,782	32,201,103

	60,261,652	85,942,397

Cost of shares repurchased:
Standard Class	(36,106,133)	(57,944,757)
Service Class	(11,052,959)	(7,153,381)

	(47,159,092)	(65,098,138)

Increase in net assets derived from capital share transactions	13,102,560	20,844,259

NET INCREASE (DECREASE) IN NET ASSETS	(10,983,060)	100,484,170
NET ASSETS:
Beginning of period	286,164,998	185,680,828

End of period (including undistributed net investment income of $175,604 and $172,183, respectively)	$275,181,938	$286,164,998

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$15.187	$10.614	$18.315	$16.859	$14.910	$14.097

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.005)	0.020	0.056	0.090	0.078	0.050
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.225)	4.553	(7.720)	1.415	1.906	0.829

Total from investment operations	(1.230)	4.573	(7.664)	1.505	1.984	0.879

Less dividends and distributions from:
Net investment income	—	—	(0.037)	(0.049)	(0.035)	(0.066)

Total dividends and distributions	—	—	(0.037)	(0.049)	(0.035)	(0.066)

Net asset value, end of period	$13.957	$15.187	$10.614	$18.315	$16.859	$14.910

Total return[4]	(8.10% )	43.08%	(41.84% )	8.93%	13.33%	6.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$229,155	$240,462	$174,922	$223,805	$87,555	$86,413
Ratio of expenses to average net assets	0.80%	0.82%	0.82%	0.83%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets	(0.07% )	0.16%	0.38%	0.50%	0.50%	0.24%
Portfolio turnover	55%	64%	46%	54%	45%	38%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Strategic Growth Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months
	Ended				4/30/07[2]
	6/30/10[1]	Year Ended			to
	(Unaudited)	12/31/09		12/31/08	12/31/07

Net asset value, beginning of period	$15.162	$10.623		$18.312	$17.860

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.024)	(0.013)		0.020	0.027
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.222)	4.552		(7.709)	0.449

Total from investment operations	(1.246)	4.539		(7.689)	0.476

Less dividends and distributions from:
Net investment income	—	—		—	(0.024)

Total dividends and distributions	—	—		—	(0.024)

Net asset value, end of period	$13.916	$15.162		$10.623	$18.312

Total return[4]	(8.22% )	42.73%		(41.99% )	2.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,027	$45,703		$10,759	$6,824
Ratio of expenses to average net assets	1.05%	1.07%		1.07%	1.07%
Ratio of net investment income (loss) to average net assets	(0.32% )	(0.09%	)	0.13%	0.22%
Portfolio turnover	55%	64%		46%	54% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to provide long-term growth of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,713 for the six months ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the average daily net assets of the Fund; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.86% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

T. Rowe Price Associates, Inc. (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.40% of the first $250 million of the Fund’s average daily net assets; 0.375% of the next $250 million; and 0.35% of the Fund’s average daily net assets in excess of $500 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $10,019 and $2,912, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$172,261
Distribution fees payable to LFD	9,968

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $92,887,192 and sales of $80,268,808 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $268,090,528. At June 30, 2010, net unrealized appreciation was $7,110,692, of which $27,606,326 related to unrealized appreciation of investments and $20,495,634 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total
Common Stock	$264,903,009	$7,693,602	$272,596,611
Short-Term	2,604,609	—	2,604,609

Total	$267,507,618	$7,693,602	$275,201,220

There were no Level 3 securities at the beginning or end of the period.

LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$364,649,069
Undistributed ordinary income	175,604
Realized gains 1/1/10–6/30/10	4,534,118
Capital loss carryforwards as of 12/31/09	(101,287,641)
Unrealized appreciation of investments and foreign currencies	7,110,788

Net assets	$275,181,938

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Accumulated Net	Paid-in
Investment Loss	Realized Loss	Capital

$171,291	$11,382	$(182,673)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $38,367,688 expires in 2010, $2,424,292 expires in 2011, $19,123,114 expires in 2016, and $41,372,547 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $4,534,118, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	2,992,018	4,172,997
Service Class	1,017,881	2,555,413

	4,009,899	6,728,410

Shares repurchased:
Standard Class	(2,406,180)	(4,820,076)
Service Class	(724,752)	(553,885)

	(3,130,932)	(5,373,961)

Net increase	878,967	1,354,449

7.	Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they effect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

7.	Derivatives (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2010.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	8
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$974.60	0.83%	$4.06
Service Class Shares	1,000.00	973.30	1.08%	5.28

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.68	0.83%	$4.16
Service Class Shares	1,000.00	1,019.44	1.08%	5.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.87%

Aerospace & Defense	2.53%
Air Freight & Logistics	1.29%
Airlines	0.35%
Auto Components	0.39%
Beverages	0.55%
Biotechnology	2.02%
Capital Markets	2.53%
Chemicals	2.22%
Commercial Banks	1.84%
Commercial Services & Supplies	2.03%
Communications Equipment	0.96%
Computers & Peripherals	1.49%
Construction & Engineering	1.43%
Construction Materials	0.27%
Consumer Finance	0.21%
Diversified Consumer Services	1.56%
Diversified Financial Services	2.36%
Electrical Equipment	1.83%
Electronic Equipment, Instruments & Components	2.30%
Energy Equipment & Services	3.13%
Food & Staples Retailing	0.52%
Food Products	1.83%
Health Care Equipment & Supplies	4.23%
Health Care Providers & Services	3.34%
Health Care Technology	0.42%
Hotels, Restaurants & Leisure	3.88%
Household Durables	0.27%
Household Products	1.09%
Independent Power Producers & Energy Traders	0.86%
Industrial Conglomerates	0.70%
Insurance	1.58%
Internet & Catalog Retail	1.17%
Internet Software & Services	1.71%
IT Services	3.07%
Leisure Equipment & Products	0.52%
Life Sciences Tools & Services	2.81%
Machinery	3.13%
Media	2.25%
Metals & Mining	2.54%
Multiline Retail	0.99%
Office Electronics	0.12%
Oil, Gas & Consumable Fuels	3.69%
Personal Products	1.39%
Pharmaceuticals	0.72%
Professional Services	1.18%
Real Estate Investment Trusts	0.93%
Real Estate Management & Development	0.18%
Road & Rail	0.65%
Semiconductors & Semiconductor Equipment	6.94%
Software	6.52%
Specialty Retail	5.47%
Textiles, Apparel & Luxury Goods	0.81%
Tobacco	0.61%
Trading Companies & Distributors	1.11%
Wireless Telecommunication Services	1.35%

Short-Term Investment	0.19%

Total Value of Securities	100.06%

Liabilities Net of Receivables and Other Assets	(0.06%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security

Percentage
Top 10 Equity Holdings	of Net Assets

Avon Products	0.86%
Precision Castparts	0.85%
Coach	0.81%
Ross Stores	0.79%
McCormick	0.78%
McDermott International	0.70%
Intuit	0.69%
Robinson (C.H.) Worldwide	0.67%
Fluor	0.66%
Quest Diagnostics	0.65%

Total	7.46%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.87%
	Aerospace & Defense–2.53%
†	Alliant Techsystems	5,800	$359,948
	Elbit Systems	7,600	381,900
	Empresa Brasileira de Aeronautica ADR	19,400	406,430
	Goodrich	18,200	1,205,750
	ITT	5,200	233,584
	Precision Castparts	20,000	2,058,400
	Rockwell Collins	20,800	1,105,104
	TransDigm Group	8,200	418,446

			6,169,562

	Air Freight & Logistics–1.29%
	Expeditors International Washington	43,200	1,490,832
	Robinson (C.H.) Worldwide	29,400	1,636,404

			3,127,236

	Airlines–0.35%
	SkyWest	37,400	457,028
	Southwest Airlines	35,200	391,072

			848,100

	Auto Components–0.39%
	Gentex	26,200	471,076
†	WABCO Holdings	15,200	478,496

			949,572

	Beverages–0.55%
	Brown-Forman Class B	23,475	1,343,474

			1,343,474

	Biotechnology–2.02%
†	Alexion Pharmaceuticals	18,600	952,134
†	Biogen Idec	6,700	317,915
†	BioMarin Pharmaceuticals	17,200	326,112
†	Cephalon	11,100	629,925
†	Dendreon	13,600	439,688
†	Human Genome Sciences	25,100	568,766
†	Myriad Genetics	18,200	272,090
†	Regeneron Pharmaceuticals	20,900	466,488
†	Vertex Pharmaceuticals	28,400	934,360

			4,907,478

	Capital Markets–2.53%
	Eaton Vance	27,900	770,319
	Federated Investors Class B	18,900	391,419
	Janus Capital Group	69,700	618,936
	Lazard Class A	24,000	641,040
	Northern Trust	33,500	1,564,450
†	optionsXpress Holdings	20,300	319,522
	SEI Investments	19,900	405,164
†	TD Ameritrade Holding	71,700	1,097,010
	Waddell & Reed Financial	16,200	354,456

			6,162,316

	Chemicals–2.22%
	Air Products & Chemicals	6,000	388,860
	Albemarle	12,900	512,259
	CF Industries Holdings	11,500	729,675
	Ecolab	34,900	1,567,359
†	Intrepid Potash	17,200	336,604
	Sigma-Aldrich	12,200	607,926
	Sociedad Quimica y Minera de Chile ADR	38,300	1,248,963

			5,391,646

	Commercial Banks–1.84%
	City National	8,000	409,840
	Fifth Third Bancorp	36,300	446,127
	First Horizon National	35,333	404,561
	KeyCorp	55,800	429,102
	Marshall & Ilsley	67,700	486,086
†	Popular	217,532	582,986
	Regions Financial	58,100	382,298
†	SVB Financial Group	10,500	432,915
	TCF Financial	28,300	470,063
	Zions Bancorp	20,400	440,028

			4,484,006

	Commercial Services & Supplies–2.03%
†	American Reprographics	52,100	454,833
†	Copart	13,500	483,435
	Iron Mountain	32,125	721,528
	Republic Services	32,850	976,631
	Ritchie Bros Auctioneers	46,900	854,518
†	Stericycle	15,100	990,257
†	Waste Connections	13,300	464,037

			4,945,239

	Communications Equipment–0.96%
†	F5 Networks	9,800	671,986
†	JDS Uniphase	39,300	386,712
†	Juniper Networks	56,200	1,282,484

			2,341,182

	Computers & Peripherals–1.49%
†	Logitech International	19,700	264,177
†	NetApp	41,000	1,529,710
†	QLogic	30,700	510,234
†	Seagate Technology	100,800	1,314,432

			3,618,553

	Construction & Engineering–1.43%
	Fluor	37,900	1,610,750
†	Foster Wheeler	30,300	638,118
†	Quanta Services	59,300	1,224,545

			3,473,413

	Construction Materials–0.27%
	Vulcan Materials	14,800	648,684

			648,684

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Consumer Finance–0.21%
†	SLM	49,300	$512,227

			512,227

	Diversified Consumer Services–1.56%
†	Apollo Group Class A	24,705	1,049,221
	DeVry	20,100	1,055,049
†	Education Management	20,200	308,050
†	ITT Educational Services	6,300	523,026
†	New Oriental Education & Technology Group ADR	4,700	437,993
	Strayer Education	2,000	415,780

			3,789,119

	Diversified Financial Services–2.36%
	Artio Global Investors	11,100	174,714
†	CBOE Holdings	28,500	927,675
†	Interactive Brokers Group	14,700	244,020
†	IntercontinentalExchange	13,400	1,514,602
	Moody’s	55,100	1,097,592
†	MSCI	27,300	748,020
	NYSE Euronext	37,800	1,044,414

			5,751,037

	Electrical Equipment–1.83%
	AMETEK	23,500	943,525
	Cooper Industries	13,400	589,600
†	First Solar	4,400	500,852
†	General Cable	19,100	509,015
†	II-VI	18,100	536,303
	Rockwell Automation	12,700	623,443
	Roper Industries	13,400	749,864

			4,452,602

	Electronic Equipment, Instruments & Components–2.30%
	Amphenol Class A	25,000	982,000
†	Cogent	25,100	226,151
†	Dolby Laboratories Class A	19,200	1,203,648
†	FLIR Systems	13,900	404,351
†	Itron	7,100	438,922
	Jabil Circuit	31,100	413,630
	National Instruments	22,150	703,927
†	Trimble Navigation	44,000	1,232,000

			5,604,629

	Energy Equipment & Services–3.13%
†	Atlas Energy	16,800	454,776
†	Cameron International	45,100	1,466,652
	Core Laboratories	8,200	1,210,402
	Diamond Offshore Drilling	14,900	926,631
†	Dresser-Rand Group	14,900	470,095
†	Dril-Quip	8,400	369,768
†	FMC Technologies	28,000	1,474,480
†	Nabors Industries	19,900	350,638
†	Oceaneering International	13,300	597,170
†	TETRA Technologies	32,200	292,376

			7,612,988

	Food & Staples Retailing–0.52%
†	Whole Foods Market	34,900	1,257,098

			1,257,098

	Food Products–1.83%
	Campbell Soup	30,500	1,092,815
	Hershey	18,400	881,912
	McCormick	49,900	1,894,204
	Smucker (J.M.)	9,700	584,134

			4,453,065

	Health Care Equipment & Supplies–4.23%
†	American Medical System Holdings	22,000	486,640
†	Arthrocare	22,200	680,430
	Bard (C.R.)	17,800	1,380,034
†	CareFusion	27,900	633,330
	DENTSPLY International	18,600	556,326
†	Edwards Lifesciences	16,800	941,136
†	Gen-Probe	8,700	395,154
†	Hologic	30,200	420,686
†	IDEXX Laboratories	17,100	1,041,390
†	Intuitive Surgical	3,400	1,073,108
†	Masimo	12,900	307,149
†	ResMed	7,600	462,156
†	St. Jude Medical	20,700	747,063
†	Varian Medical Systems	14,800	773,744
†	Zimmer Holdings	7,300	394,565

			10,292,911

	Health Care Providers & Services–3.34%
	AmerisourceBergen	18,000	571,500
	CIGNA	13,600	422,416
†	Community Health Systems	19,600	662,676
†	DaVita	17,200	1,073,968
†	Humana	8,000	365,360
†	Laboratory Corporation America Holdings	17,100	1,288,485
	Lincare Holdings	12,450	404,750
	Patterson	12,800	365,184
	Quest Diagnostics	31,700	1,577,709
†	Schein (Henry)	18,100	993,690
	Universal Health Services Class B	10,800	412,020

			8,137,758

	Health Care Technology–0.42%
†	Cerner	13,600	1,032,104

			1,032,104

	Hotels, Restaurants & Leisure–3.88%
†	Chipotle Mexican Grill Class A	5,500	752,455
	Choice Hotels International	19,500	589,095
†	Ctrip.com International ADR	13,000	488,280

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Hotels, Restaurants & Leisure (continued)

†	Hyatt Hotels Class A	10,400	$385,736
	International Game Technology	61,400	963,980
†	Madison Square Garden Class A	11,900	234,073
	Marriott International Class A	46,557	1,393,916
†	Panera Bread Class A	12,600	948,654
†	Royal Caribbean Cruises	20,000	455,400
	Starwood Hotels & Resorts Worldwide	23,300	965,319
	Tim Hortons	24,300	777,600
†	WMS Industries	14,250	559,313
	Wynn Resorts	12,300	938,121

			9,451,942

	Household Durables–0.27%
	KB HOME	9,600	105,600
	Lennar Class A	11,500	159,965
†	Pulte Group	20,605	170,609
†	Toll Brothers	13,800	225,768

			661,942

	Household Products–1.09%
	Church & Dwight	19,200	1,204,032
	Clorox	23,500	1,460,760

			2,664,792

	Independent Power Producers & Energy Traders–0.86%
†	Calpine	77,200	981,984
†	NRG Energy	52,400	1,111,404

			2,093,388

	Industrial Conglomerates–0.70%
†	McDermott International	78,400	1,698,144

			1,698,144

	Insurance–1.58%
	Aon	19,500	723,840
†	Arch Capital Group	7,800	581,100
	Assurant	7,400	256,780
	AXIS Capital Holdings	10,800	320,976
	Berkley (W.R.)	18,000	476,280
	HCC Insurance Holdings	17,700	438,252
	Principal Financial Group	28,200	661,008
	RenaissanceRe Holdings	7,000	393,890

			3,852,126

	Internet & Catalog Retail–1.17%
	Expedia	38,900	730,542
†	Liberty Media-Interactive Class A	76,500	803,250
†	priceline.com	7,400	1,306,396

			2,840,188

	Internet Software & Services–1.71%
†	Akamai Technologies	28,900	1,172,473
†	Equinix	5,500	446,710
†	Rackspace Hosting	33,300	610,722
†	Sina	11,500	405,490
†	VeriSign	35,800	950,490
†	VistaPrint	12,300	584,127

			4,170,012

	IT Services–3.07%
†	Cognizant Technology Solutions Class A	29,500	1,476,770
	Computer Sciences	8,600	389,150
	Fidelity National Information Services	17,500	469,350
†	Fiserv	10,200	465,732
†	Genpact	31,700	492,301
	Global Payments	13,300	485,982
†	Hewitt Associates Class A	11,600	399,736
†	NeuStar Class A	16,100	331,982
	Paychex	59,700	1,550,409
	Western Union	94,900	1,414,959

			7,476,371

	Leisure Equipment & Products–0.52%
	Mattel	59,700	1,263,252

			1,263,252

	Life Sciences Tools & Services–2.81%
†	Bruker	40,700	494,912
†	Charles River Laboratories International	13,200	451,572
†	Covance	8,300	425,956
†	Illumina	23,700	1,031,661
†	Life Technologies	26,900	1,271,025
†	Mettler-Toledo International	8,200	915,366
†	QIAGEN	26,600	511,252
	Techne	12,200	700,890
†	Waters	16,200	1,048,140

			6,850,774

	Machinery–3.13%
	Bucyrus International	8,500	403,325
	CLARCOR	14,600	518,592
	Cummins	12,000	781,560
	Donaldson	20,300	865,795
	Flowserve	8,000	678,400
	Graco	15,100	425,669
	Harsco	10,700	251,450
	IDEX	13,125	374,981
	Joy Global	19,600	981,764
	PACCAR	10,700	426,609
	Pall	18,000	618,660
†	Terex	19,800	371,052
	Valmont Industries	7,300	530,418
	Wabtec	9,700	386,933

			7,615,208

	Media–2.25%
	Cablevision Systems Class A	33,400	801,934
†	Central European Media Enterprises	13,200	262,680
	CTC Media	29,000	418,760
†	Discovery Communications Class C	38,500	1,190,805

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Media (continued)

†	DreamWorks Animation SKG Class A	14,300	$408,265
†	Liberty Media-Starz Class A	10,400	539,136
	McGraw-Hill	48,800	1,373,232
	Omnicom Group	14,100	483,630

			5,478,442

	Metals & Mining–2.54%
	Agnico-Eagle Mines	20,700	1,258,146
	Carpenter Technology	16,700	548,261
	Cliffs Natural Resources	18,500	872,460
	Compass Minerals International	16,400	1,152,592
	Eldorado Gold	43,900	788,444
	United States Steel	11,000	424,050
	Walter Energy	18,900	1,150,065

			6,194,018

	Multiline Retail–0.99%
†	Big Lots	14,300	458,887
†	Dollar General	18,900	520,695
†	Dollar Tree	19,650	818,030
	Family Dollar Stores	16,500	621,885

			2,419,497

	Office Electronics–0.12%
†	Zebra Technologies	11,750	298,098

			298,098

	Oil, Gas & Consumable Fuels–3.69%
	Arch Coal	28,424	563,079
	Cabot Oil & Gas	15,900	497,988
†	Cobalt International Energy	25,800	192,210
†	Concho Resources	25,500	1,410,915
	Consol Energy	10,500	354,480
†	Continental Resources	12,700	566,674
†	Forest Oil	25,000	684,000
	Massey Energy	11,400	311,790
	Murphy Oil	9,500	470,725
†	Newfield Exploration	10,700	522,802
	Peabody Energy	35,700	1,396,941
	Range Resources	16,100	646,415
†	SandRidge Energy	13,100	76,373
†	Southwestern Energy	12,000	463,680
†	Ultra Petroleum	18,600	823,050

			8,981,122

	Personal Products–1.39%
	Alberto-Culver	18,400	498,456
	Avon Products	79,400	2,104,100
	Mead Johnson Nutrition Class A	15,700	786,884

			3,389,440

	Pharmaceuticals–0.72%
†	Elan ADR	53,200	239,400
	Perrigo	8,200	484,374
	Shire ADR	12,700	779,526
†	Warner Chilcott Class A	10,600	242,210

			1,745,510

	Professional Services–1.18%
	Corporate Executive Board	12,800	336,256
	Dun & Bradstreet	4,200	281,904
	Equifax	14,300	401,258
	Manpower	9,600	414,528
†	Monster Worldwide	30,900	359,985
	Robert Half International	25,100	591,105
†	Verisk Analytics Class A	16,100	481,390

			2,866,426

	Real Estate Investment Trusts–0.93%
	Federal Realty Investment Trust	15,100	1,061,077
	Public Storage	13,700	1,204,367

			2,265,444

	Real Estate Management & Development–0.18%
†	Forest City Enterprises Class A	38,900	440,348

			440,348

	Road & Rail–0.65%
†	Hertz Global Holdings	76,500	723,690
	Landstar System	22,200	865,578

			1,589,268

	Semiconductors & Semiconductor Equipment–6.94%
	Altera	57,000	1,414,170
	Analog Devices	39,600	1,103,256
†	Atheros Communications	12,600	347,004
	Broadcom Class A	16,650	548,951
†	Cymer	10,200	306,408
†	Fairchild Semiconductor International	21,200	178,292
†	GT Solar International	55,300	309,680
	Intersil Class A	24,400	295,484
	KLA-Tencor	14,700	409,836
†	Lam Research	18,600	707,916
	Linear Technology	47,200	1,312,632
†	Marvell Technology Group	86,400	1,361,664
	Maxim Integrated Products	22,100	369,733
†	MEMC Electronic Materials	47,700	471,276
	Microchip Technology	39,600	1,098,504
	National Semiconductor	68,900	927,394
†	NVIDIA	114,500	1,169,045
†	ON Semiconductor	95,100	606,738
†	Rovi	25,800	978,078
†	Silicon Laboratories	14,400	584,064
†	Varian Semiconductor Equipment Associates	33,500	960,110
	Xilinx	56,400	1,424,663

			16,884,898

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Software–6.52%
†	Adobe Systems	14,800	$391,164
†	ANSYS	22,900	929,053
†	Autodesk	32,100	781,956
†	BMC Software	30,700	1,063,141
	CA	47,900	881,360
†	Check Point Software Technologies	15,800	465,784
†	Citrix Systems	22,700	958,621
†	Electronics Arts	38,200	550,080
	FactSet Research Systems	14,050	941,210
	Henry (Jack) & Associates	14,900	355,812
†	Informatica	30,400	725,952
†	Intuit	48,700	1,693,299
†	McAfee	43,200	1,327,104
†	MICROS Systems	27,300	870,051
†	Nuance Communications	39,300	587,535
†	Red Hat	38,300	1,108,402
†	salesforce.com	10,000	858,200
	Solera Holdings	18,500	669,700
†	Symantec	26,200	363,656
†	Synopsys	16,600	346,442

			15,868,522

	Specialty Retail–5.47%
	Advance Auto Parts	9,200	461,656
†	AutoZone	4,000	772,880
†	Bed Bath & Beyond	40,400	1,498,032
†	CarMax	67,000	1,333,300
†	Dick’s Sporting Goods	21,600	537,624
	Gap	20,700	402,822
	Men’s Wearhouse	23,950	439,722
†	O’Reilly Automotive	21,500	1,022,540
	PETsMART	15,000	452,550
	Ross Stores	36,000	1,918,440
	Sherwin-Williams	17,800	1,231,582
	Staples	20,200	384,810
	Tiffany & Co	27,000	1,023,570
	Tractor Supply	8,700	530,439
†	Urban Outfitters	23,500	808,165
	Williams-Sonoma	19,600	486,472

			13,304,604

	Textiles, Apparel & Luxury Goods–0.81%
	Coach	54,000	1,973,700

			1,973,700

	Tobacco–0.61%
	Lorillard	20,700	1,489,986

			1,489,986

	Trading Companies & Distributors–1.11%
	Fastenal	26,500	1,330,035
	Grainger (W.W.)	13,700	1,362,465

			2,692,500

	Wireless Telecommunication Services–1.35%
†	Crown Castle International	26,200	976,212
†	Leap Wireless International	35,200	456,896
†	MetroPCS Communications	53,600	438,984
†	NII Holdings	14,200	461,784
†	SBA Communications Class A	28,300	962,483

			3,296,359

	Total Common Stock (Cost $211,800,270)		243,122,320

	SHORT-TERM INVESTMENT–0.19%
	Money Market Mutual Fund–0.19%
	Dreyfus Treasury & Agency Cash Management Fund	451,841	451,841

	Total Short-Term Investment (Cost $451,841)		451,841

TOTAL VALUE OF SECURITIES–100.06% (Cost $212,252,111)	243,574,161

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(141,752)

NET ASSETS APPLICABLE TO 22,276,836 SHARES OUTSTANDING–100.00%	$243,432,409

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($207,747,011 / 18,963,806 Shares)	$10.955

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($35,685,398 / 3,313,030 Shares)	$10.771

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$305,983,433
Undistributed net investment income	300,074
Accumulated net realized loss on investments	(94,173,148)
Net unrealized appreciation of investments and foreign currencies	31,322,050

Total net assets	$243,432,409

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,173,291
Foreign tax withheld	(8,362)

1,164,929

EXPENSES:
Management fees	972,681
Accounting and administration expenses	60,787
Distribution expenses–Service Class	46,284
Reports and statements to shareholders	33,070
Professional fees	12,064
Trustees’ fees	4,178
Custodian fees	1,850
Other	6,715

Total operating expenses	1,137,629

NET INVESTMENT INCOME	27,300

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	10,195,981
Foreign currencies	(824)

Net realized gain	10,195,157
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(16,628,709)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(6,433,552)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,406,252)

See accompanying notes

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$27,300	$457,932
Net realized gain (loss) on investments and foreign currencies	10,195,157	(3,390,875)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(16,628,709)	82,389,667

Net increase (decrease) in net assets resulting from operations	(6,406,252)	79,456,724

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(183,912)

	—	(183,912)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,672,153	31,924,184
Service Class	9,329,851	18,130,428
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	183,912

	18,002,004	50,238,524

Cost of shares repurchased:
Standard Class	(21,301,625)	(25,711,240)
Service Class	(6,966,036)	(9,767,433)

	(28,267,661)	(35,478,673)

Increase (decrease) in net assets derived from capital share transactions	(10,265,657)	14,759,851

NET INCREASE (DECREASE) IN NET ASSETS	(16,671,909)	94,032,663
NET ASSETS:
Beginning of period	260,104,318	166,071,655

End of period (including undistributed net investment income of $300,074 and $273,598, respectively)	$243,432,409	$260,104,318

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07		12/31/06	12/31/05

Net asset value, beginning of period	$11.241	$7.688	$13.435	$11.828		$10.824	$9.857

Income (loss) from investment operations:
Net investment income (loss)[2]	0.003	0.023	(0.003)	(0.004)		—	(0.026)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.289)	3.539	(5.744)	1.611		1.004	0.993

Total from investment operations	(0.286)	3.562	(5.747)	1.607		1.004	0.967

Less dividends and distributions from:
Net investment income	—	(0.009)	—	—		—	—

Total dividends and distributions	—	(0.009)	—	—		—	—

Net asset value, end of period	$10.955	$11.241	$7.688	$13.435		$11.828	$10.824

Total return[3]	(2.54% )	46.34%	(42.78% )	13.59%		9.28%	9.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,747	$225,807	$149,829	$247,671		$282,397	$272,838
Ratio of expenses to average net assets	0.83%	0.85%	0.84%	0.82%		0.85%	0.87%
Ratio of net investment income (loss) to average net assets	0.06%	0.25%	(0.03% )	(0.03%	)	0.00%	(0.26%	)
Portfolio turnover	30%	28%	36%	35%		41%	38%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09		12/31/08	12/31/07		12/31/06		12/31/05

Net asset value, beginning of period	$11.066	$7.581		$13.281	$11.722		$10.754		$9.817

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)	—	[2]	(0.030)	(0.037)		(0.028)		(0.051)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.284)	3.485		(5.670)	1.596		0.996		0.988

Total from investment operations	(0.295)	3.485		(5.700)	1.559		0.968		0.937

Net asset value, end of period	$10.771	$11.066		$7.581	$13.281		$11.722		$10.754

Total return[4]	(2.67% )	45.97%		(42.92% )	13.30%		9.00%		9.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,685	$34,297		$16,243	$20,767		$13,090		$6,391
Ratio of expenses to average net assets	1.08%	1.10%		1.09%	1.07%		1.10%		1.12%
Ratio of net investment income (loss) to average net assets	(0.19% )	0.00%		(0.28% )	(0.28%	)	(0.25%	)	(0.51%	)
Portfolio turnover	30%	28%		36%	35%		41%		38%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Amount rounds to less than $0.001 per share.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trust (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2010.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.65% of the average daily net assets of the Fund in excess of $400 million.

LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2011. The waiver amount is 0.05% of average daily net assets in excess of $750 million. This waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

T. Rowe Price (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.50% on the first $250 million of the Fund’s average daily net assets; 0.45% on the next $500 million; and 0.40% of the average daily net assets of the Fund in excess of $750 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $8,845 and $2,526, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$156,906
Distribution fees payable to LFD	7,705

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $38,789,428 and sales of $48,136,584 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $212,952,693. At June 30, 2010, net unrealized appreciation was $30,621,468, of which $52,533,220 related to unrealized appreciation of investments and $21,911,752 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

Level 1

Common Stock	$243,122,320
Short-Term	451,841

Total	$243,574,161

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$183,912

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$305,983,433
Undistributed ordinary income	300,074
Capital loss carryforwards as of 12/31/09	(103,605,706)
Realized gains 1/1/10–6/30/10	10,133,140
Unrealized appreciation of investments and foreign currencies	30,621,468

Net assets	$243,432,409

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and partnership interest.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(824)	$824

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $76,089,467 expires in 2010, $15,907,305 expires in 2011, $559,440 expires in 2016 and $11,049,494 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $10,133,140, which may reduce the capital loss carryforwards.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09
Shares sold:
Standard Class	731,938	3,469,810
Service Class	809,997	2,010,495
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	17,065

	1,541,935	5,497,370

Shares repurchased:
Standard Class	(1,855,679)	(2,888,735)
Service Class	(596,224)	(1,053,969)

	(2,451,903)	(3,942,704)

Net increase (decrease)	(909,968)	1,554,666

7.	Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP Templeton Growth Fund

LVIP Templeton Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Templeton Growth Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Templeton Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$885.50	0.83%	$3.88
Service Class Shares	1,000.00	884.40	1.08%	5.05

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.68	0.83%	$4.16
Service Class Shares	1,000.00	1,019.44	1.08%	5.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Templeton Growth Fund–1

LVIP Templeton Growth Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2010

Percentage
Country	of Net Assets

Common Stock	94.72%

Austria	0.73%
Bermuda	0.79%
Brazil	2.69%
Canada	0.45%
France	7.36%
Germany	8.61%
Hong Kong	1.51%
Ireland	1.16%
Israel	0.64%
Italy	0.40%
Japan	3.21%
Netherlands	3.25%
Norway	1.96%
Portugal	0.76%
Republic of Korea	2.06%
Russia	0.69%
Singapore	3.12%
South Africa	0.50%
Spain	1.51%
Switzerland	7.74%
Taiwan	1.02%
Turkey	0.50%
United Kingdom	13.34%
United States	30.72%

Short-Term Investment	5.24%

Total Value of Securities	99.96%

Receivables and Other Assets Net of Liabilities	0.04%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	1.20%
Air Freight & Logistics	2.11%
Auto Components	1.94%
Beverages	1.19%
Biotechnology	2.29%
Capital Markets	1.06%
Commercial Banks	4.21%
Commercial Services & Supplies	2.46%
Communications Equipment	1.47%
Computers & Peripherals	1.62%
Construction Materials	0.69%
Diversified Financial Services	1.30%
Diversified Telecommunication Services	6.53%
Electric Utilities	0.85%
Electronic Equipment, Instruments & Components	1.39%
Energy Equipment & Services	0.51%
Food Products	3.33%
Health Care Equipment & Supplies	0.47%
Health Care Providers & Services	1.91%
Industrial Conglomerates	5.31%
Insurance	8.04%
Media	8.54%
Metals & Mining	0.99%
Multi-Utilities	1.75%
Office Electronics	0.44%
Oil, Gas & Consumable Fuels	7.44%
Pharmaceuticals	10.28%
Real Estate Management & Development	0.45%
Semiconductors & Semiconductor Equipment	3.33%
Software	5.83%
Specialty Retail	3.71%
Wireless Telecommunication Services	2.08%

Total	94.72%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Microsoft	1.83%
Vodafone Group ADR	1.67%
DBS Group Holdings	1.66%
Accenture Class A	1.62%
Nestle	1.58%
Siemens ADR	1.52%
Telefonica	1.51%
Cisco Systems	1.47%
Samsung Electronics	1.47%
Watson Pharmaceuticals	1.46%

Total	15.79%

LVIP Templeton Growth Fund–2

LVIP Templeton Growth Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–94.72%Δ
	Austria–0.73%
±	Telekom Austria	153,680	$1,709,028

			1,709,028

	Bermuda–0.79%
	PartnerRe	26,360	1,848,890

			1,848,890

	Brazil–2.69%
	Empresa Brasileira de Aeronautica ADR	52,270	1,095,057
	Petroleo Brasiliero ADR	96,140	2,864,972
	Vale ADR	109,770	2,307,365

			6,267,394

	Canada–0.45%
	Talisman Energy	69,700	1,054,176

			1,054,176

	France–7.36%
±	Alstom	23,670	1,071,802
±	AXA	141,137	2,156,335
	France Telecom ADR	171,090	2,961,568
±	GDF Suez	34,746	988,633
±	Ipsen	4,960	151,024
±	Michelin Class B	32,380	2,256,171
±	Sanofi-Aventis	53,296	3,210,136
±	Suez Enviornnement	1	8
±	Total	58,960	2,632,120
±	Vivendi	85,302	1,733,657

			17,161,454

	Germany–8.61%
±	Bayerische Motoren Werke	48,950	2,382,765
±	Deutsche Post	123,800	1,809,677
±	E.On	73,270	1,975,590
†	Infineon Technologies ADR	340,108	1,965,824
±	Merck KGAA	18,630	1,368,836
±	Muenchener Rueckversicherungs	20,070	2,519,033
±	Rhoen Klinikum	72,426	1,604,823
	SAP ADR	65,510	2,902,094
	Siemens ADR	39,540	3,540,017

			20,068,659

	Hong Kong–1.51% ■
±	Cheung Kong Holdings	91,000	1,050,177
±	China Telecom	5,120,000	2,459,610

			3,509,787

	Ireland–1.16%
	Covidien	27,307	1,097,195
±	CRH	77,219	1,601,901

			2,699,096

	Israel–0.64%
†	Check Point Software Technologies	50,590	1,491,393

			1,491,393

	Italy–0.40%
±	ENI	50,374	924,744

			924,744

	Japan–3.21%
±	ITOCHU	220,300	1,722,675
±	Konica Minolta Holdings	106,500	1,024,849
±	Nintendo	8,400	2,467,014
	Toyota Motor ADR	33,210	2,277,210

			7,491,748

	Netherlands–3.25%
±†	ING Groep CVA	154,142	1,140,823
±	Koninklijke Philips Electronics	72,540	2,166,372
±	Randstad Holding	30,762	1,208,898
±	Reed Elsevier	129,573	1,434,520
±	SBM Offshore	113,784	1,627,950

			7,578,563

	Norway–1.96%
±	StatoilHydro	79,810	1,537,597
±	Telenor	240,470	3,029,414

			4,567,011

	Portugal–0.76%
±	Banco Espirito Santo Class R	446,532	1,762,065

			1,762,065

	Republic of Korea–2.06%
±	KB Financial	36,409	1,394,119
±	Samsung Electronics	5,458	3,419,740

			4,813,859

	Russia–0.69%
	Gazprom ADR	84,690	1,620,120

			1,620,120

	Singapore–3.12%
±	DBS Group Holdings	400,006	3,881,454
±	Singapore Telecommunications	1,565,000	3,382,912

			7,264,366

	South Africa–0.50%
	Sasol ADR	32,790	1,156,503

			1,156,503

	Spain–1.51%
±	Telefonica	190,590	3,530,909

			3,530,909

LVIP Templeton Growth Fund–3

LVIP Templeton Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Switzerland–7.74%
	ACE	61,160	$3,148,517
±	Adecco	31,000	1,478,911
±†	Basilea Pharmaceutica	2,340	129,930
±	Lonza Group	17,900	1,191,771
±	Nestle	76,300	3,679,097
±	Novartis	56,030	2,715,389
±	Roche Holding	21,590	2,971,685
	Tyco Electronics	42,047	1,067,153
	Tyco International	47,137	1,660,637

			18,043,090

	Taiwan–1.02%
	Taiwan Semiconductors Manufacturing ADR	244,835	2,389,592

			2,389,592

	Turkey–0.50%
	Turkcell Iletisim Hizmet ADR	90,720	1,177,546

			1,177,546

	United Kingdom–13.34%
±	Aviva	413,300	1,920,910
±	BAE Systems	368,750	1,716,446
	BP ADR	66,120	1,909,546
±	British Sky Broadcasting Group	161,200	1,684,079
±	G4S	766,880	3,041,013
±	GlaxoSmithKline	144,470	2,453,806
±	HSBC Holdings	128,400	1,177,177
±	Kingfisher	367,408	1,150,698
±	Marks & Spencer Group	366,310	1,803,144
±	Pearson	144,010	1,894,673
±	Royal Dutch Shell Class B	83,620	2,020,749
±†	Tesco	420,570	2,373,069
±	Unilever	116,044	3,103,190
	Vodafone Group ADR	188,090	3,887,820
±†	Wolseley	49,065	973,739

			31,110,059

	United States–30.72%
	Accenture Class A	97,530	3,769,534
†	Amgen	62,140	3,268,564
	Aon	46,170	1,713,830
	Baker Hughes	28,750	1,195,138
	Bank of America	42,940	617,048
	Bank of New York Mellon	99,850	2,465,297
†	Biogen Idec	11,580	549,471
†	Cisco Systems	161,320	3,437,728
	Comcast Special Class A	148,725	2,443,552
	CVS Caremark	78,460	2,300,447
†	Disney (Walt)	47,640	1,500,660
	Dr Pepper Snapple Group	74,465	2,784,254
	FedEx	13,060	915,637
	General Electric	139,840	2,016,493
	Home Depot	53,210	1,493,605
†	Isis Pharmaceuticals	46,390	443,952
	Merck	96,840	3,386,495
	Microsoft	185,590	4,270,425
	News Class A	205,110	2,453,116
†	Onyx Pharmaceuticals	19,490	420,789
	Oracle	115,300	2,474,338
	Pfizer	218,810	3,120,231
	PG&E	75,380	3,098,118
	Progressive	155,070	2,902,910
	Quest Diagnostics	57,390	2,856,300
†	Regeneron Pharmaceuticals	23,680	528,538
†	Sprint Nextel	224,690	952,686
	Target	38,890	1,912,221
	Time Warner	45,253	1,308,274
	Time Warner Cable	63,469	3,305,468
	United Parcel Service Class B	38,480	2,189,127
	Viacom Class B	68,560	2,150,727
†	Watson Pharmaceuticals	83,650	3,393,681

			71,638,654

	Total Common Stock (Cost $235,238,297)		220,878,706

	SHORT-TERM INVESTMENT–5.24%
	Money Market Mutual Fund–5.24%
	Dreyfus Treasury & Agency Cash Management Fund	12,219,022	12,219,022

	Total Short-Term Investment (Cost $12,219,022)		12,219,022

LVIP Templeton Growth Fund–4

LVIP Templeton Growth Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.96% (Cost $247,457,319)	$233,097,728

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	93,387

NET ASSETS APPLICABLE TO 10,809,143 SHARES OUTSTANDING–100.00%	$233,191,115

NET ASSET VALUE–LVIP TEMPLETON GROWTH FUND STANDARD CLASS ($133,536,282 / 6,187,726 Shares)	$21.581

NET ASSET VALUE–LVIP TEMPLETON GROWTH FUND SERVICE CLASS ($99,654,833 / 4,621,417 Shares)	$21.564

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$269,697,691
Undistributed net investment income	3,609,620
Accumulated net realized loss on investments	(25,749,648)
Net unrealized depreciation of investments and foreign currencies	(14,366,548)

Total net assets	$233,191,115

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

±	Security is being valued based on international fair value pricing. At June 30, 2010, the aggregate amount of international fair value priced securities was $105,816,857, which represented 45.38% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

†	Non income producing security.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR–American Depositary Receipts
CVA–Dutch Certificate

See accompanying notes

LVIP Templeton Growth Fund–5

LVIP Templeton Growth Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,550,658
Foreign tax withheld	(347,802)

4,202,856

EXPENSES:
Management fees	912,652
Distribution expenses-Service Class	130,925
Accounting and administration expenses	57,853
Custodian fees	22,661
Reports and statements to shareholders	18,711
Professional fees	12,373
Trustees’ fees	4,138
Other	9,366

Total operating expenses	1,168,679

NET INVESTMENT INCOME	3,034,177

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	64,350
Foreign currencies	(25,480)

Net realized gain	38,870
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(33,263,285)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(33,224,415)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,190,238)

See accompanying notes

LVIP Templeton Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,034,177	$4,352,119
Net realized gain (loss) on investments and foreign currencies	38,870	(17,379,716)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(33,263,285)	72,307,209

Net increase (decrease) in net assets resulting from operations	(30,190,238)	59,279,612

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,504,560)
Service Class	—	(1,523,052)
Net realized gain on investments:
Standard Class	—	(54,426)
Service Class	—	(38,524)

	—	(4,120,562)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,993,721	16,903,693
Service Class	18,968,340	26,173,139
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,558,986
Service Class	—	1,561,576

	27,962,061	47,197,394

Cost of shares repurchased:
Standard Class	(9,737,542)	(29,196,752)
Service Class	(12,230,925)	(38,593,303)

	(21,968,467)	(67,790,055)

Increase (decrease) in net assets derived from capital share transactions	5,993,594	(20,592,661)

NET INCREASE (DECREASE) IN NET ASSETS	(24,196,644)	34,566,389
NET ASSETS:
Beginning of period	257,387,759	222,821,370

End of period (including undistributed net investment income of $3,609,620 and $600,923, respectively)	$233,191,115	$257,387,759

See accompanying notes

LVIP Templeton Growth Fund–6

LVIP Templeton Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$24.371	$19.352	$33.233	$31.307	$27.119	$25.886

Income (loss) from investment operations:
Net investment income[3]	0.297	0.412	0.636	0.724	0.566	0.440
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.087)	5.021	(12.906)	1.782	6.074	1.762

Total from investment operations	(2.790)	5.433	(12.270)	2.506	6.640	2.202

Less dividends and distributions from:
Net investment income	—	(0.405)	(0.534)	(0.580)	(0.414)	(0.375)
Net realized gain on investments	—	(0.009)	(1.077)	—	(2.038)	(0.594)

Total dividends and distributions	—	(0.414)	(1.611)	(0.580)	(2.452)	(0.969)

Net asset value, end of period	$21.581	$24.371	$19.352	$33.233	$31.307	$27.119

Total return[4]	(11.45% )	28.11%	(37.76% )	8.01%	26.13%	8.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,536	$151,545	$129,853	$163,596	$167,966	$133,060
Ratio of expenses to average net assets	0.83%	0.83%	0.81%	0.81%	0.85%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.83%	0.85%	0.82%	0.84%	0.85%	0.86%
Ratio of net investment income to average net assets	2.53%	1.99%	2.41%	2.18%	2.00%	1.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.53%	1.97%	2.40%	2.15%	2.00%	1.66%
Portfolio turnover	8%	18%	11%	15%	19%	22%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. World Growth Stock Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Templeton Growth Fund–7

LVIP Templeton Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Fund Service Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$24.382	$19.369	$33.224	$33.408

Income (loss) from investment operations:
Net investment income[3]	0.268	0.363	0.581	0.483
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.086)	5.016	(12.890)	(0.126)

Total from investment operations	(2.818)	5.379	(12.309)	0.357

Less dividends and distributions from:
Net investment income	—	(0.357)	(0.469)	(0.541)
Net realized gain on investments	—	(0.009)	(1.077)	—

Total dividends and distributions	—	(0.366)	(1.546)	(0.541)

Net asset value, end of period	$21.564	$24.382	$19.369	$33.224

Total return[4]	(11.56% )	27.81%	(37.90% )	1.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$99,655	$105,843	$92,968	$94,403
Ratio of expenses to average net assets	1.08%	1.07%	1.02%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.08%	1.10%	1.07%	1.11%
Ratio of net investment income to average net assets	2.28%	1.75%	2.20%	2.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.28%	1.72%	2.15%	2.02%
Portfolio turnover	8%	18%	11%	15% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Templeton Growth Fund–8

LVIP Templeton Growth Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Templeton Growth Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to provide long-term capital growth.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 — December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions with Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services,

LVIP Templeton Growth Fund–9

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions with Affiliates (continued)

LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.65% of the next $300 million; and 0.60% of average daily net assets in excess of $500 million.

Templeton Investment Counsel, LLC (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.50% of the first $200 million of the Fund’s average daily net assets; 0.425% of the next $300 million; and 0.40% of the Fund’s average daily net assets in excess of $500 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $8,524 and $2,432, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$145,211
Distribution fees payable to LFD	21,046

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. Investments
For the six months ended June 30, 2010, the Fund made purchases of $12,017,164 and sales of $9,460,398 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $247,457,348. At June 30, 2010, net unrealized depreciation was $14,359,620, of which $22,327,913 related to unrealized appreciation of investments and $36,687,533 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Common Stock	$115,061,849	$105,816,857	$220,878,706
Short-Term	12,219,022	—	12,219,022

Total	$127,280,871	$105,816,857	$233,097,728

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax

LVIP Templeton Growth Fund–10

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)

purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$4,027,612
Long-term capital gain	92,950

Total	$4,120,562

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$269,697,691
Undistributed ordinary income	3,609,620
Realized losses 1/1/10–6/30/10	(1,449,229)
Capital loss carryforwards as of 12/30/09	(24,300,390)
Unrealized depreciation of investments and foreign currencies	(14,366,577)

Net assets	$233,191,115

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(25,480)	$25,480

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $24,300,390 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital losses of $1,449,229, which may increase the capital loss carryforwards.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	384,246	813,904
Service Class	798,778	1,289,406
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	106,911
Service Class	—	65,222

	1,183,024	2,275,443

Shares repurchased:
Standard Class	(414,655)	(1,412,748)
Service Class	(518,363)	(1,813,540)

	(933,018)	(3,226,288)

Net increase (decrease)	250,006	(950,845)

LVIP Templeton Growth Fund–11

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

7. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; 3) how they effect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2010.

8. Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Templeton Growth Fund–12

LVIP Turner Mid-Cap Growth Fund

LVIP Turner Mid-Cap
Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Turner Mid-Cap Growth Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Turner Mid-Cap Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waiver in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$952.50	0.94%	$4.55
Service Class Shares	1,000.00	951.40	1.19%	5.76

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.13	0.94%	$4.71
Service Class Shares	1,000.00	1,018.89	1.19%	5.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Turner Mid-Cap Growth Fund–1

LVIP Turner Mid-Cap Growth Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	97.30%

Aerospace & Defense	2.33%
Airlines	1.31%
Auto Components	0.62%
Beverages	1.31%
Biotechnology	3.12%
Building Products	0.68%
Capital Markets	2.91%
Chemicals	2.48%
Commercial Banks	2.00%
Communications Equipment	3.47%
Computers & Peripherals	2.31%
Construction & Engineering	0.96%
Diversified Financial Services	2.44%
Electronic Equipment, Instruments & Components	0.98%
Food & Staples Retailing	1.57%
Food Products	2.02%
Gas Utilities	1.04%
Health Care Equipment & Supplies	3.96%
Health Care Providers & Services	5.42%
Health Care Technology	0.77%
Hotels, Restaurants & Leisure	6.67%
Household Durables	0.71%
Industrial Conglomerates	1.11%
Internet Software & Services	3.29%
Life Sciences Tools & Services	1.00%
Machinery	4.04%
Media	0.87%
Metals & Mining	1.85%
Multiline Retail	1.93%
Oil, Gas & Consumable Fuels	5.39%
Personal Products	1.50%
Pharmaceuticals	0.52%
Real Estate Investment Trusts	1.09%
Real Estate Management & Development	1.18%
Road & Rail	0.49%
Semiconductors & Semiconductor Equipment	12.10%
Software	2.85%
Specialty Retail	5.04%
Textiles, Apparel & Luxury Goods	1.75%
Trading Companies & Distributors	1.45%
Wireless Telecommunication Services	0.77%

Short-Term Investment	3.57%

Total Value of Securities	100.87%

Liabilities Net of Receivables and Other Assets	(0.87%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

F5 Networks	2.79%
NetApp	2.31%
salesforce.com	2.27%
Starwood Hotels & Resorts Worldwide	1.91%
T. Rowe Price Group	1.90%
Goodrich	1.88%
Cummins	1.87%
Lam Research	1.76%
Coach	1.75%
IntercontinentalExchange	1.72%

Total	20.16%

LVIP Turner Mid-Cap Growth Fund–2

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.30%
	Aerospace & Defense–2.33%
	Goodrich	9,030	$598,238
	Precision Castparts	1,410	145,117

			743,355

	Airlines–1.31%
†	Continental Airlines Class B	18,940	416,680

			416,680

	Auto Components–0.62%
†	Borg Warner	5,260	196,408

			196,408

	Beverages–1.31%
	Brown-Forman Class B	4,500	257,535
†	Hansen Natural	4,060	158,787

			416,322

	Biotechnology–3.12%
†	Alexion Pharmaceuticals	8,590	439,722
†	Dendreon	2,770	89,554
†	Human Genome Sciences	8,160	184,906
†	United Therapeutics	5,710	278,705

			992,887

	Building Products–0.68%
†	Owens Corning	7,280	217,745

			217,745

	Capital Markets–2.91%
†	Affiliated Managers Group	5,300	322,081
	T. Rowe Price Group	13,670	606,811

			928,892

	Chemicals–2.48%
	Ecolab	11,100	498,501
	Valspar	9,670	291,260

			789,761

	Commercial Banks–2.00%
	Bank of Hawaii	5,640	272,694
	Comerica	9,920	365,354

			638,048

	Communications Equipment–3.47%
†	Aruba Networks	15,140	215,594
†	F5 Networks	12,980	890,039

			1,105,633

	Computers & Peripherals–2.31%
†	NetApp	19,740	736,499

			736,499

	Construction & Engineering–0.96%
†	Quanta Services	14,880	307,272

			307,272

	Diversified Financial Services–2.44%
†	IntercontinentalExchange	4,840	547,065
†	MSCI Class A	8,420	230,708

			777,773

	Electronic Equipment, Instruments & Components–0.98%
†	Dolby Laboratories Class A	5,000	313,450

			313,450

	Food & Staples Retailing–1.57%
†	Whole Foods Market	13,880	499,958

			499,958

	Food Products–2.02%
†	Green Mountain Coffee Roasters	12,190	313,283
	Hershey	6,880	329,758

			643,041

	Gas Utilities–1.04%
	Questar	7,320	332,987

			332,987

	Health Care Equipment & Supplies–3.96%
†	CareFusion	7,950	180,465
†	Edwards Lifesciences	8,370	468,887
†	Intuitive Surgical	1,340	422,931
†	Sirona Dental Systems	5,430	189,181

			1,261,464

	Health Care Providers & Services–5.42%
	AmerisourceBergen	13,870	440,373
	CIGNA	8,240	255,934
†	DaVita	5,510	344,044
†	Schein (Henry)	6,070	333,243
	Universal Health Services Class B	9,260	353,269

			1,726,863

	Health Care Technology–0.77%
†	Cerner	3,220	244,366

			244,366

	Hotels, Restaurants & Leisure–6.67%
†	Ctrip.com International ADR	4,310	161,884
†	Panera Bread Class A	4,900	368,921
	Starwood Hotels & Resorts Worldwide	14,690	608,606
†	WMS Industries	11,555	453,534
	Wynn Resorts	6,960	530,839

			2,123,784

	Household Durables–0.71%
	Stanley Black & Decker	4,470	225,824

			225,824

LVIP Turner Mid-Cap Growth Fund–3

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Industrial Conglomerates–1.11%
	Walter Industries	5,790	$352,322

			352,322

	Internet Software & Services–3.29%
†	Akamai Technologies	5,460	221,512
†	GSI Commerce	11,900	342,720
†	MercadoLibre	4,930	259,072
†	VeriSign	8,440	224,082

			1,047,386

	Life Sciences Tools & Services–1.00%
†	Waters	4,950	320,265

			320,265

	Machinery–4.04%
	Cummins	9,150	595,940
	Joy Global	7,570	379,181
	Parker Hannifin	5,630	312,240

			1,287,361

	Media–0.87%
†	Focus Media Holding ADR	17,860	277,366

			277,366

	Metals & Mining–1.85%
	Cliffs Natural Resources	2,990	141,008
†	Silver Wheaton	13,190	265,119
	United States Steel	4,740	182,727

			588,854

	Multiline Retail–1.93%
†	Dollar Tree	6,595	274,550
	Nordstrom	10,550	339,604

			614,154

	Oil, Gas & Consumable Fuels–5.39%
†	Alpha Natural Resources	7,330	248,267
	Cimarex Energy	5,310	380,090
†	Concho Resources	6,240	345,259
†	Oasis Petroleum	10,040	145,580
	Range Resources	9,410	377,812
†	Whiting Petroleum	2,820	221,144

			1,718,152

	Personal Products–1.50%
	Mead Johnson Nutrition	9,550	478,646

			478,646

	Pharmaceuticals–0.52%
	Biovail	8,620	165,849

			165,849

	Real Estate Investment Trusts–1.09%
	Digital Realty Trust	6,000	346,080

			346,080

	Real Estate Management & Development–1.18%
†	CB Richard Ellis Group Class A	27,620	375,908

			375,908

	Road & Rail–0.49%
	Canadian Pacific Railway	2,900	155,498

			155,498

	Semiconductors & Semiconductor Equipment–12.10%
	ASML Holding	12,970	356,286
†	Atheros Communications	14,870	409,520
	Broadcom Class A	14,540	479,384
†	Cree	4,830	289,945
†	Lam Research	14,710	559,862
†	Marvell Technology Group	24,570	387,223
†	Micron Technology	56,370	478,581
†	NetLogic Microsystems	15,020	408,544
†	Varian Semiconductor Equipment Associates	16,907	484,555

			3,853,900

	Software–2.85%
†	salesforce.com	8,420	722,604
†	SuccessFactors Software	8,920	185,447

			908,051

	Specialty Retail–5.04%
	Abercrombie & Fitch Class A	9,340	286,645
†	Bed Bath & Beyond	10,210	378,587
	Guess	8,450	263,978
†	hhgregg	7,850	183,062
†	Urban Outfitters	14,360	493,840

			1,606,112

	Textiles, Apparel & Luxury Goods–1.75%
	Coach	15,260	557,753

			557,753

	Trading Companies & Distributors–1.45%
	Fastenal	9,200	461,748

			461,748

	Wireless Telecommunication Services–0.77%
†	Crown Castle International	6,550	244,053

			244,053

	Total Common Stock (Cost $26,981,128)		30,998,470

LVIP Turner Mid-Cap Growth Fund–4

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
SHORT-TERM INVESTMENT–3.57%
Money Market Mutual Fund–3.57%
Dreyfus Treasury & Agency Cash Management Fund	1,136,689	$1,136,689

Total Short-Term Investment (Cost $1,136,689)		1,136,689

TOTAL VALUE OF SECURITIES–100.87% (Cost $28,117,817)	$32,135,159

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.87%)	(277,255)

NET ASSETS APPLICABLE TO 3,787,130 SHARES OUTSTANDING–100.00%	$31,857,904

NET ASSET VALUE–LVIP TURNER MID-CAP GROWTH FUND STANDARD CLASS ($14,967,775 / 1,771,235 Shares)	$8.450

NET ASSET VALUE–LVIP TURNER MID-CAP GROWTH FUND SERVICE CLASS ($16,890,129 / 2,015,895 Shares)	$8.378

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$38,380,657
Accumulated net realized loss on investments	(10,540,074)
Net unrealized appreciation of investments	4,017,321

Total net assets	$31,857,904

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–5

LVIP Turner Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$79,699
Foreign tax withheld	(1,042)

78,657

EXPENSES:
Management fees	150,234
Distribution expenses-Service Class	22,439
Professional fees	9,631
Accounting and administration expenses	7,791
Reports and statements to shareholders	3,430
Custodian fees	901
Trustees’ fees	519
Other	1,989

196,934
Less expenses waived/reimbursed	(14,671)

Total operating expenses	182,263

NET INVESTMENT LOSS	(103,606)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,226,730
Net change in unrealized appreciation/depreciation of investments	(2,885,970)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,659,240)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,762,846)

See accompanying notes

LVIP Turner Mid-Cap Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(103,606)	$(94,144)
Net realized gain (loss) on investments	1,226,730	(2,388,057)
Net change in unrealized appreciation/depreciation of investments	(2,885,970)	12,825,256

Net increase (decrease) in net assets resulting from operations	(1,762,846)	10,343,055

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,523,309	3,540,692
Service Class	4,864,082	7,321,629

	8,387,391	10,862,321

Cost of shares repurchased:
Standard Class	(3,162,644)	(2,904,628)
Service Class	(3,395,074)	(7,518,087)

	(6,557,718)	(10,422,715)

Increase in net assets derived from capital share transactions	1,829,673	439,606

NET INCREASE IN NET ASSETS	66,827	10,782,661
NET ASSETS:
Beginning of period	31,791,077	21,008,416

End of period (there was no undistributed net investment income at either period end)	$31,857,904	$31,791,077

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–6

LVIP Turner Mid-Cap Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Turner Mid-Cap Growth Fund Standard Class
	Six Months
	Ended
	6/30/10[2]	Year Ended
	(Unaudited)	12/31/09		12/31/08	12/31/07		12/31/06	12/31/05

Net asset value, beginning of period	$8.871	$5.977		$14.126	$11.330		$11.025	$9.820

Income (loss) from investment operations:
Net investment loss[3]	(0.022)	(0.017)		(0.034)	(0.042)		(0.018)	(0.050)
Net realized and unrealized gain (loss) on investments	(0.399)	2.911		(6.136)	2.838		0.778	1.255

Total from investment operations	(0.421)	2.894		(6.170)	2.796		0.760	1.205

Less dividends and distributions from:
Net realized gain on investments	—	—		(1.979)	—		(0.455)	—

Total dividends and distributions	—	—		(1.979)	—		(0.455)	—

Net asset value, end of period	$8.450	$8.871		$5.977	$14.126		$11.330	$11.025

Total return[4]	(4.75% )	48.42%		(49.29% )	24.68%		6.72%	12.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,968	$15,381		$9,920	$21,354		$26,072	$27,171
Ratio of expenses to average net assets	0.94%	0.98%		0.98%	0.99%		1.07%	1.08%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.03%	1.08%		1.07%	1.06%		1.07%	1.08%
Ratio of net investment loss to average net assets	(0.48% )	(0.24%	)	(0.33% )	(0.33%	)	(0.16% )	(0.56%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.57% )	(0.34%	)	(0.42% )	(0.40%	)	(0.16% )	(0.56%	)
Portfolio turnover	106%	102%		179%	199%		156%	158%

[1]	Effective April 30, 2007, the Jefferson Pilot Variable Fund, Inc. Mid-Cap Growth Portfolio (the JPVF Fund) was reorganized into the Fund. The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–7

LVIP Turner Mid-Cap Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Turner Mid-Cap Growth Fund Service Class
	Six Months
	Ended				4/30/07[2]
	6/30/10[1]	Year Ended			to
	(Unaudited)	12/31/09		12/31/08	12/31/07

Net asset value, beginning of period	$8.806	$5.948		$14.102	$12.216

Income (loss) from investment operations:
Net investment loss[3]	(0.033)	(0.034)		(0.059)	(0.039)
Net realized and unrealized gain (loss) on investments	(0.395)	2.892		(6.116)	1.925

Total from investment operations	(0.428)	2.858		(6.175)	1.886

Less dividends and distributions from:
Net realized gain on investments	—	—		(1.979)	—

Total dividends and distributions	—	—		(1.979)	—

Net asset value, end of period	$8.378	$8.806		$5.948	$14.102

Total return[4]	(4.86% )	48.05%		(49.42% )	15.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,890	$16,410		$11,088	$13,264
Ratio of expenses to average net assets	1.19%	1.23%		1.23%	1.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.28%	1.33%		1.32%	1.33%
Ratio of net investment loss to average net assets	(0.73% )	(0.49%	)	(0.58% )	(0.43%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed and expense paid indirectly	(0.82% )	(0.59%	)	(0.67% )	(0.55%	)
Portfolio turnover	106%	102%		179%	199%	[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–8

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Turner Mid-Cap Growth Fund (Fund). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $3,167 for the six months ended June 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $25 million of the average daily net assets of the Fund; 0.85% of the next $50 million; 0.80% of the next $75 million; 0.70% of the next $100 million; and 0.65% of average daily net assets in excess of $250 million. LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.10% of the first $25 million of average daily net assets of the Fund; and 0.05% of the next $50 million. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LVIP Turner Mid-Cap Growth Fund–9

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.02% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Turner Investment Partner, Inc (Sub-Advisor) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.50% of the first $150 million of the Fund’s average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $150 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $1,124 and $316, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net asset of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$22,210
Distribution fees payable to LFD	3,683

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $18,795,236 and sales of $17,047,723 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $28,296,092. At June 30, 2010, net unrealized appreciation was $3,839,067, of which $5,131,378 related to unrealized appreciation of investments and $1,292,311 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

Level 1

Common Stock	$30,998,470
Short-Term	1,136,689

Total	$32,135,159

There were no Level 3 securities at the beginning or end of the period.

LVIP Turner Mid-Cap Growth Fund–10

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$38,380,657
Realized gains 1/1/10–6/30/10	1,106,211
Capital loss carryforwards as of 12/31/09	(11,468,010)
Unrealized appreciation of investments	3,839,046

Net assets	$31,857,904

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operations losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:

Accumulated Net	Paid-in
Investment Loss	Capital

$103,606	$(103,606)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $6,043,573 expires in 2016 and $5,424,437 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $1,106,211, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	383,935	501,788
Service Class	528,526	1,059,849

	912,461	1,561,637

Shares repurchased:
Standard Class	(346,609)	(427,642)
Service Class	(376,054)	(1,060,699)

	(722,663)	(1,488,341)

Net increase	189,798	73,296

7.	Market Risk
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Turner Mid-Cap Growth Fund–11

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements (continued)

9.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Turner Mid-Cap Growth Fund–12

LVIP Wells Fargo Intrinsic Value Fund

LVIP Wells Fargo Intrinsic Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Wells Fargo Intrinsic Value Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Wells Fargo Intrinsic Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$968.50	0.81%	$3.95
Service Class Shares	1,000.00	967.40	1.06%	5.17

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.78	0.81%	$4.06
Service Class Shares	1,000.00	1,019.54	1.06%	5.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wells Fargo Intrinsic Value Fund–1

LVIP Wells Fargo Intrinsic Value Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.79%

Aerospace & Defense	4.98%
Auto Components	1.87%
Beverages	2.34%
Capital Markets	1.19%
Chemicals	3.79%
Commercial Banks	9.59%
Computers & Peripherals	7.46%
Diversified Financial Services	4.90%
Electric Utilities	2.54%
Electronic Equipment, Instruments & Components	0.22%
Energy Equipment & Services	1.59%
Food & Staples Retailing	1.80%
Food Products	9.57%
Gas Utilities	0.72%
Health Care Equipment & Supplies	4.94%
IT Services	3.47%
Machinery	4.51%
Media	2.72%
Multiline Retail	1.23%
Multi-Utilities	2.63%
Oil, Gas & Consumable Fuels	6.30%
Personal Products	2.34%
Pharmaceuticals	4.55%
Semiconductors & Semiconductor Equipment	2.15%
Software	5.19%
Specialty Retail	2.54%
Textiles, Apparel & Luxury Goods	2.45%
Wireless Telecommunication Services	2.21%

Short-Term Investment	0.14%

Total Value of Securities	99.93%

Receivables and Other Assets Net of Liabilities	0.07%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Apple	4.13%
International Business Machines	3.47%
EMC	3.33%
ConAgra Foods	2.74%
Oracle	2.73%
Time Warner	2.72%
Hospira	2.67%
Dominion Resources	2.63%
JPMorgan Chase	2.59%
NextEra Energy	2.54%

Total	29.55%

LVIP Wells Fargo Intrinsic Value Fund–2

LVIP Wells Fargo Intrinsic Value Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.79%
	Aerospace & Defense–4.98%
	Boeing	144,000	$9,036,000
	Northrop Grumman	163,000	8,873,720

			17,909,720

	Auto Components–1.87%
	Gentex	375,000	6,742,500

			6,742,500

	Beverages–2.34%
	Diageo ADR	134,000	8,407,160

			8,407,160

	Capital Markets–1.19%
	Schwab (Charles)	301,900	4,280,942

			4,280,942

	Chemicals–3.79%
	Air Products & Chemicals	89,500	5,800,498
	Dow Chemical	331,000	7,851,320

			13,651,818

	Commercial Banks–9.59%
	Banco Santander ADR	839,000	8,809,500
	East West Bancorp	355,965	5,428,466
	M&T Bank	87,000	7,390,650
	Mitsubishi UFJ Financial Group ADR	1,500,000	6,840,000
	Zions Bancorp	280,000	6,039,600

			34,508,216

	Computers & Peripherals–7.46%
†	Apple	59,000	14,840,270
†	EMC	655,400	11,993,820

			26,834,090

	Diversified Financial Services–4.90%
	Bank of America	580,000	8,334,600
	JPMorgan Chase	254,000	9,298,940

			17,633,540

	Electric Utilities–2.54%
	NextEra Energy	187,400	9,137,624

			9,137,624

	Electronic Equipment, Instruments & Components–0.22%
	Molex Class A	52,010	803,555

			803,555

	Energy Equipment & Services–1.59%
†	Weatherford International	434,300	5,706,702

			5,706,702

	Food & Staples Retailing–1.80%
	Safeway	329,000	6,468,140

			6,468,140

	Food Products–9.57%
	ConAgra Foods	422,000	9,841,040
	Heinz (H. J.)	196,000	8,471,120
	Hershey	185,000	8,867,050
	Unilever	265,000	7,239,800

			34,419,010

	Gas Utilities–0.72%
	Questar	177,500	2,602,150

			2,602,150

	Health Care Equipment & Supplies–4.94%
	Baxter International	200,900	8,164,576
†	Hospira	167,000	9,594,150

			17,758,726

	IT Services–3.47%
	International Business Machines	101,000	12,471,480

			12,471,480

	Machinery–4.51%
	Deere	150,000	8,352,000
	SPX	149,000	7,868,690

			16,220,690

	Media–2.72%
	Time Warner	338,000	9,771,580

			9,771,580

	Multiline Retail–1.23%
	Penney (J.C.)	205,500	4,414,140

			4,414,140

	Multi-Utilities–2.63%
	Dominion Resources	244,000	9,452,560

			9,452,560

	Oil, Gas & Consumable Fuels–6.30%
	ConocoPhillips	175,000	8,590,750
	Hess	171,000	8,608,140
	QEP Resources	177,500	5,472,325

			22,671,215

	Personal Products–2.34%
	L’Oreal ADR	425,000	8,430,343

			8,430,343

	Pharmaceuticals–4.55%
	Abbott Laboratories	186,000	8,701,080
	Eli Lilly	228,500	7,654,750

			16,355,830

	Semiconductors & Semiconductor Equipment–2.15%
	Texas Instruments	333,000	7,752,240

			7,752,240

LVIP Wells Fargo Intrinsic Value Fund–3

LVIP Wells Fargo Intrinsic Value Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)

	Software–5.19%
†	Intuit	255,000	$8,866,350
	Oracle	457,000	9,807,220

			18,673,570

	Specialty Retail–2.54%
	Home Depot	325,000	9,122,750

			9,122,750

	Textiles, Apparel & Luxury Goods–2.45%
	Polo Ralph Lauren	121,000	8,828,160

			8,828,160

	Wireless Telecommunication Services–2.21%
	Vodafone Group ADR	384,100	7,939,347

			7,939,347

	Total Common Stock (Cost $343,123,916)		358,967,798

	SHORT-TERM INVESTMENT–0.14%

	Money Market Mutual Fund–0.14%
	Dreyfus Treasury & Agency Cash Management Fund	491,445	491,445

	Total Short-Term Investment (Cost $491,445)		491,445

TOTAL VALUE OF SECURITIES–99.93% (Cost $343,615,361)	359,459,243

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	260,322

NET ASSETS APPLICABLE TO 32,471,070 SHARES OUTSTANDING–100.00%	$359,719,565

NET ASSET VALUE–LVIP WELLS FARGO INTRINSIC VALUE FUND STANDARD CLASS ($331,561,499 / 29,924,250 Shares)	$11.080

NET ASSET VALUE–LVIP WELLS FARGO INTRINSIC VALUE FUND SERVICE CLASS ($28,158,066 / 2,546,820 Shares)	$11.056

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$490,355,375
Undistributed net investment income	3,503,879
Accumulated net realized loss on investments	(149,983,571)
Net unrealized appreciation of investments	15,843,882

Total net assets	$359,719,565

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP Wells Fargo Intrinsic Value Fund–4

LVIP Wells Fargo Intrinsic Value Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,070,464
Foreign tax withheld	(74,575)

3,995,889

EXPENSES:
Management fees	1,445,280
Accounting and administration expenses	90,344
Reports and statements to shareholders	72,895
Distribution expenses-Service Class	38,620
Professional fees	21,823
Trustees’ fees	6,268
Custodian fees	2,678
Other	8,432

1,686,340
Less expenses waived/reimbursed	(92,177)

Total operating expenses	1,594,163

NET INVESTMENT INCOME	2,401,726

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	5,371,877
Net change in unrealized appreciation/depreciation of investments	(19,236,755)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(13,864,878)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,463,152)

See accompanying notes

LVIP Wells Fargo Intrinsic Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/10	Ended
	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,401,726	$5,055,386
Net realized gain (loss) on investments	5,371,877	(18,820,321)
Net change in unrealized appreciation/depreciation of investments	(19,236,755)	86,041,624

Net increase (decrease) in net assets resulting from operations	(11,463,152)	72,276,689

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,669,949)
Service Class	—	(283,284)

	—	(3,953,233)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,712,432	5,075,572
Service Class	4,046,915	11,037,850
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,669,949
Service Class	—	283,284

	20,759,347	20,066,655

Cost of shares repurchased:
Standard Class	(25,000,912)	(48,320,393)
Service Class	(8,126,259)	(11,070,546)

	(33,127,171)	(59,390,939)

Decrease in net assets derived from capital share transactions	(12,367,824)	(39,324,284)

NET INCREASE (DECREASE) IN NET ASSETS	(23,830,976)	28,999,172
NET ASSETS:
Beginning of period	383,550,541	354,551,369

End of period (including undistributed net investment income of $3,503,879 and $1,102,153, respectively)	$359,719,565	$383,550,541

See accompanying notes

LVIP Wells Fargo Intrinsic Value Fund–5

LVIP Wells Fargo Intrinsic Value Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wells Fargo Intrinsic Value Fund Standard Class
	Six Months
	Ended
	6/30/10[1]			Year Ended
	(Unaudited)	12/31/09[2]	12/31/08	12/31/07	12/31/06[3]	12/31/05

Net asset value, beginning of period	$11.440	$9.378	$16.970	$18.231	$17.994	$18.020

Income (loss) from investment operations:
Net investment income[4]	0.074	0.145	0.247	0.241	0.221	0.217
Net realized and unrealized gain (loss) on investments	(0.434)	2.037	(6.425)	0.496	1.720	0.540

Total from investment operations	(0.360)	2.182	(6.178)	0.737	1.941	0.757

Less dividends and distributions from:
Net investment income	—	(0.120)	(0.201)	(0.211)	(0.205)	(0.204)
Net realized gain on investments	—	—	(1.213)	(1.787)	(1.499)	(0.579)

Total dividends and distributions	—	(0.120)	(1.414)	(1.998)	(1.704)	(0.783)

Net asset value, end of period	$11.080	$11.440	$9.378	$16.970	$18.231	$17.994

Total return[5]	(3.15% )	23.30%	(38.32% )	4.36%	11.27%	4.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$331,562	$350,348	$328,023	$639,956	$738,199	$765,796
Ratio of expenses to average net assets	0.81%	0.80%	0.77%	0.74%	0.69%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.86%	0.84%	0.82%	0.81%	0.80%	0.80%
Ratio of net investment income to average net assets	1.27%	1.51%	1.83%	1.31%	1.24%	1.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.22%	1.47%	1.78%	1.24%	1.13%	1.21%
Portfolio turnover	27%	222%	191%	141%	199%	151%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund’s sub-advisor.

[3]	Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, replaced FMR LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Wells Fargo Intrinsic Value Fund–6

LVIP Wells Fargo Intrinsic Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wells Fargo Intrinsic Value Fund Service Class
	Six Months
	Ended
	6/30/10[1]	Year Ended
	(Unaudited)	12/31/09[2]	12/31/08	12/31/07	12/31/06[3]	12/31/05

Net asset value, beginning of period	$11.429	$9.372	$16.948	$18.214	$17.980	$18.013

Income (loss) from investment operations:
Net investment income[4]	0.060	0.121	0.214	0.195	0.177	0.172
Net realized and unrealized gain (loss) on investments	(0.433)	2.032	(6.409)	0.496	1.717	0.539

Total from investment operations	(0.373)	2.153	(6.195)	0.691	1.894	0.711

Less dividends and distributions from:
Net investment income	—	(0.096)	(0.168)	(0.170)	(0.161)	(0.165)
Net realized gain on investments	—	—	(1.213)	(1.787)	(1.499)	(0.579)

Total dividends and distributions	—	(0.096)	(1.381)	(1.957)	(1.660)	(0.744)

Net asset value, end of period	$11.056	$11.429	$9.372	$16.948	$18.214	$17.980

Total return[5]	(3.26%)	23.00%	(38.48% )	4.10%	11.00%	4.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,158	$33,203	$26,528	$29,583	$19,980	$6,590
Ratio of expenses to average net assets	1.06%	1.05%	1.02%	0.99%	0.94%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.11%	1.09%	1.07%	1.06%	1.05%	1.05%
Ratio of net investment income to average net assets	1.02%	1.26%	1.58%	1.06%	0.99%	0.98%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.97%	1.22%	1.53%	0.99%	0.88%	0.96%
Portfolio turnover	27%	222%	191%	141%	199%	151%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing October 1, 2009, Metropolitan West Capital Management, LLC, a subsidiary of Wells Fargo & Company, replaced Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, as the Fund’s sub-advisor.

[3]	Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company, LLC, replaced FMR LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Wells Fargo Intrinsic Value Fund–7

LVIP Wells Fargo Intrinsic Value Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Wells Fargo Intrinsic Value Fund (Fund). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 — December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.03% on the first $250 million of average daily net assets of the Fund; 0.08% on the next $500 million; and 0.13% of average daily net assets in excess of $750 million. This agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

Metropolitan West Capital Management, LLC (Sub-Advisor), a subsidiary of Wells Fargo & Company, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.40% on the first $250 million of the Fund’s average daily net assets and 0.35% of the average daily net assets of the Fund in excess of $250 million.

LVIP Wells Fargo Intrinsic Value Fund–8

LVIP Wells Fargo Intrinsic Value Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average daily net assets, subject to certain minimums.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted to $13,020 and $5,104, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$218,035
Distribution fees payable to LFD	6,067

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2010, the Fund made purchases of $51,255,296 and sales of $52,144,109 of investment securities other than short-term investments.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $348,768,711. At June 30, 2010, net unrealized appreciation was $10,690,532, of which $31,576,566 related to unrealized appreciation of investments and $20,886,034 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Total

Common Stock	$350,537,455	$8,430,343	$358,967,798
Short-Term	491,445	—	491,445

Total	$351,028,900	$8,430,343	$359,459,243

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common	Preferred
	Stock	Stock	Total

Balance as of 12/31/09	$1,932,340	$3,687,833	$5,620,173
Transfers out of Level 3	(1,105,582)	(2,110,000)	(3,215,582)
Sales	(15)	—	(15)
Net realized gain	5	—	5
Net change in unrealized appreciation/depreciation	(826,748)	(1,577,833)	(2,404,581)

Balance as of 6/30/10	$—	$—	$—

LVIP Wells Fargo Intrinsic Value Fund–9

LVIP Wells Fargo Intrinsic Value Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

Year Ended
12/31/09

Ordinary income	$3,953,233

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$490,355,375
Undistributed ordinary income	3,503,879
Capital loss carryforwards as of 12/31/09	(149,742,410)
Realized gains 1/1/10–6/30/10	4,912,189
Unrealized appreciation of investments	10,690,532

Net assets	$359,719,565

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $69,036,133 expires in 2016 and $80,706,277 expires in 2017.

For the six months ended June 30, 2010, the Fund had capital gains of $4,912,189, which may reduce the capital loss carryforwards.

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09

Shares sold:
Standard Class	1,400,596	526,825
Service Class	341,651	1,166,675
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	328,495
Service Class	—	25,375

	1,742,247	2,047,370

Shares repurchased:
Standard Class	(2,101,459)	(5,208,925)
Service Class	(699,850)	(1,117,458)

	(2,801,309)	(6,326,383)

Net decrease	(1,059,062)	(4,279,013)

7.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP Wells Fargo Intrinsic Value Fund–10

LVIP Wells Fargo Intrinsic Value Fund
Notes to Financial Statements (continued)

8.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wells Fargo Intrinsic Value Fund–11

LVIP Wilshire Profile Funds

LVIP Wilshire Profile Funds
Wilshire Conservative Profile Fund
Wilshire Moderate Profile Fund
Wilshire Moderately Aggressive Profile Fund
Wilshire Aggressive Profile Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Wilshire Profile Funds

Index

Disclosure of Fund Expenses	1
Sector Allocations	3
Statements of Net Assets	4
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	19
Other Fund Information	24

LVIP Wilshire Profile Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Wilshire Conservative Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$995.80	0.20%	$0.99
Service Class Shares	1,000.00	994.60	0.45%	2.23

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire Moderate Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$967.30	0.20%	$0.98
Service Class Shares	1,000.00	966.10	0.45%	2.19

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire Moderately Aggressive Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$953.30	0.20%	$0.97
Service Class Shares	1,000.00	952.20	0.45%	2.18

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire Profile Funds–1

LVIP Wilshire Profile Funds

Disclosure
     OF FUND EXPENSES (continued)

LVIP Wilshire Aggressive Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$922.90	0.20%	$0.95
Service Class Shares	1,000.00	921.70	0.45%	2.14

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (underlying funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP Wilshire Profile Funds–2

LVIP Wilshire Profile Funds

Sector Allocations
As of June 30, 2010

LVIP Wilshire Conservative Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	70.27%

Equity Funds	15.51%
Fixed Income Funds	40.93%
International Equity Funds	10.76%
International Fixed Income Fund	3.07%

Unaffiliated Investment Companies	29.69%

Commodity Fund	1.00%
Equity Funds	10.92%
Fixed Income Fund	17.77%

Total Value of Securities	99.96%

Receivables and Other Assets Net of Liabilities	0.04%

Total Net Assets	100.00%

LVIP Wilshire Moderate Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	67.44%

Equity Funds	22.28%
Fixed Income Funds	22.99%
International Equity Funds	19.06%
International Fixed Income Fund	3.11%

Unaffiliated Investment Companies	32.63%

Commodity Fund	1.02%
Equity Funds	14.10%
Fixed Income Fund	15.63%
International Equity Fund	1.88%

Total Value of Securities	100.07%

Liabilities Net of Receivables and Other Assets	(0.07%)

Total Net Assets	100.00%

LVIP Wilshire Moderately Aggressive Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	66.66%

Equity Funds	23.04%
Fixed Income Funds	16.30%
International Equity Funds	24.19%
International Fixed Income Fund	3.13%

Unaffiliated Investment Companies	33.37%

Commodity Fund	2.05%
Equity Funds	16.38%
Fixed Income Fund	12.04%
International Equity Fund	2.90%

Total Value of Securities	100.03%

Liabilities Net of Receivables and Other Assets	(0.03%)

Total Net Assets	100.00%

LVIP Wilshire Aggressive Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	69.97%

Equity Funds	29.59%
Fixed Income Funds	3.40%
International Equity Funds	34.86%
International Fixed Income Fund	2.12%

Unaffiliated Investment Companies	28.17%

Commodity Fund	2.08%
Equity Funds	19.23%
Fixed Income Fund	3.00%
International Equity Fund	3.86%

Short-Term Investment	2.08%

Total Value of Securities	100.22%

Liabilities Net of Receivables and Other Assets	(0.22%)

Total Net Assets	100.00%

LVIP Wilshire Profile Funds–3

LVIP Wilshire Conservative Profile Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–70.27%
	Equity Funds–15.51%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	466,596	$11,201,567
	LVIP Columbia Value Opportunities Fund	112,434	912,850
	LVIP MFS Value Fund	1,350,202	25,967,079
	†LVIP T. Rowe Price Growth Stock Fund	1,377,264	19,222,471
	LVIP Wells Fargo Intrinsic Value Fund	322,903	3,577,768

			60,881,735

	Fixed Income Funds–40.93%
*	Lincoln Variable Insurance Products Trust–
	†LVIP BlackRock Inflation Protected Bond Fund	1,602,469	16,216,982
	LVIP Delaware Bond Fund	8,570,626	120,717,271
	†LVIP Delaware Diversified Floating Rate Fund	1,605,208	15,897,981
	†LVIP J.P. Morgan High Yield Fund	817,215	7,913,906

			160,746,140

	International Equity Funds–10.76%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Cohen & Steers Global Real Estate Fund	1,271,562	7,560,707
	LVIP Marsico International Growth Fund	1,600,387	15,621,374
	LVIP Mondrian International Value Fund	868,041	11,508,481
	LVIP Templeton Growth Fund	350,933	7,573,475

			42,264,037

	International Fixed Income Fund–3.07%
*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	1,101,907	12,046,047

			12,046,047

	Total Affiliated Investment Companies (Cost $254,916,737)		275,937,959

	UNAFFILIATED INVESTMENT COMPANIES–29.69%
	Commodity Fund–1.00%
**	PIMCO CommodityRealReturn Strategy Portfolio	534,317	3,943,259

			3,943,259

	Equity Funds–10.92%
*	Delaware VIP Trust–
	Delaware VIP Small Cap Value Series	322,478	7,923,287
	Delaware VIP U.S. Growth Series	2,714,627	17,617,927
	Delaware VIP Value Series	1,298,831	17,326,402

			42,867,616

	Fixed Income Fund–17.77%
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	6,409,025	69,794,284

			69,794,284

	Total Unaffiliated Investment Companies (Cost $103,793,778)		116,605,159

TOTAL VALUE OF SECURITIES–99.96% (Cost $358,710,515)	392,543,118

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	173,079

NET ASSETS APPLICABLE TO 34,976,525 SHARES OUTSTANDING–100.00%	$392,716,197

NET ASSET VALUE–LVIP WILSHIRE CONSERVATIVE PROFILE FUND STANDARD CLASS ($44,738,271 / 3,980,220 Shares)	$11.240

NET ASSET VALUE–LVIP WILSHIRE CONSERVATIVE PROFILE FUND SERVICE CLASS ($347,977,926 / 30,996,305 Shares)	$11.226

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$386,219,955
Undistributed net investment income	9,766,635
Accumulated net realized loss on investments	(37,102,996)
Net unrealized appreciation of investments	33,832,603

Total net assets	$392,716,197

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

See accompanying notes

LVIP Wilshire Profile Funds–4

LVIP Wilshire Moderate Profile Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–67.44%
	Equity Funds–22.28%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	866,482	$20,801,626
	LVIP Columbia Value Opportunities Fund	196,777	1,597,634
	LVIP Delaware Special Opportunities Fund	574,848	17,500,100
	LVIP MFS Value Fund	4,733,203	91,028,960
	†LVIP T. Rowe Price Growth Stock Fund	5,975,201	83,395,874
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,886,264	20,664,022
	LVIP Wells Fargo Intrinsic Value Fund	456,453	5,057,501

			240,045,717

	Fixed Income Funds–22.99%
*	Lincoln Variable Insurance Products Trust–
	†LVIP BlackRock Inflation Protected Bond Fund	4,463,998	45,175,660
	LVIP Delaware Bond Fund	10,454,971	147,258,260
	†LVIP Delaware Diversified Floating Rate Fund	3,356,588	33,243,646
	†LVIP J.P. Morgan High Yield Fund	2,276,212	22,042,837

			247,720,403

	International Equity Funds–19.06%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Cohen & Steers Global Real Estate Fund	5,314,003	31,597,064
	LVIP Marsico International Growth Fund	7,631,290	74,489,024
	LVIP Mondrian International Value Fund	5,643,332	74,819,291
	LVIP SSgA Emerging Markets 100 Fund	322,088	3,398,669
	LVIP Templeton Growth Fund	977,677	21,099,253

			205,403,301

	International Fixed Income Fund–3.11%
*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	3,069,927	33,560,442

			33,560,442

	Total Affiliated Investment Companies (Cost $721,520,609)		726,729,863

	UNAFFILIATED INVESTMENT COMPANIES–32.63%
	Commodity Fund–1.02%
**	PIMCO CommodityRealReturn Strategy Portfolio	1,488,506	10,985,173

			10,985,173

	Equity Funds–14.10%
*	Delaware VIP Trust–
	Delaware VIP Small Cap Value Series	919,038	22,580,758
	Delaware VIP U.S. Growth Series	9,282,197	60,241,459
	Delaware VIP Value Series	5,181,804	69,125,271

			151,947,488

	Fixed Income Fund–15.63%
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	15,464,176	168,404,879

			168,404,879

	International Equity Fund–1.88%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	1,182,020	20,259,824

			20,259,824

	Total Unaffiliated Investment Companies (Cost $325,955,024)		351,597,364

TOTAL VALUE OF SECURITIES–100.07% (Cost $1,047,475,633)	1,078,327,227

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(713,571)

NET ASSETS APPLICABLE TO 101,711,725 SHARES OUTSTANDING–100.00%	$1,077,613,656

NET ASSET VALUE–LVIP WILSHIRE MODERATE PROFILE FUND STANDARD CLASS ($121,097,745 / 11,418,238 Shares)	$10.606

NET ASSET VALUE–LVIP WILSHIRE MODERATE PROFILE FUND SERVICE CLASS ($956,515,911 / 90,293,487 Shares)	$10.593

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$1,179,448,297
Undistributed net investment income	22,539,268
Accumulated net realized loss on investments	(155,225,503)
Net unrealized appreciation of investments	30,851,594

Total net assets	$1,077,613,656

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

See accompanying notes

LVIP Wilshire Profile Funds–5

LVIP Wilshire Moderately Aggressive Profile Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–66.66%
	Equity Funds–23.04%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	535,774	$12,862,325
	LVIP Columbia Value Opportunities Fund	101,993	828,082
	LVIP Delaware Special Opportunities Fund	350,633	10,674,325
	LVIP MFS Value Fund	3,218,876	61,905,430
	†LVIP T. Rowe Price Growth Stock Fund	3,634,758	50,730,312
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,166,266	12,776,439
	LVIP Wells Fargo Intrinsic Value Fund	277,232	3,071,731

			152,848,644

	Fixed Income Funds–16.30%
*	Lincoln Variable Insurance Products Trust–
	†LVIP BlackRock Inflation Protected Bond Fund	2,760,996	27,941,279
	†LVIP Delaware Bond Fund	4,723,586	66,531,705
	†LVIP J.P. Morgan High Yield Fund	1,407,391	13,629,173

			108,102,157

	International Equity Funds–24.19%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Cohen & Steers Global Real Estate Fund	4,381,218	26,050,724
	LVIP Marsico International Growth Fund	6,765,006	66,033,224
	LVIP Mondrian International Value Fund	3,988,054	52,873,626
	LVIP SSgA Emerging Markets 100 Fund	228,418	2,410,263
	LVIP Templeton Growth Fund	604,539	13,046,548

			160,414,385

	International Fixed Income Fund–3.13%
*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	1,897,062	20,738,683

			20,738,683

	Total Affiliated Investment Companies (Cost $459,792,268)		442,103,869

	UNAFFILIATED INVESTMENT COMPANIES–33.37%
	Commodity Fund–2.05%
**	PIMCO CommodityRealReturn Strategy Portfolio	1,841,130	13,587,541

			13,587,541

	Equity Funds–16.38%
*	Delaware VIP Trust–
	Delaware VIP Small Cap Value Series	581,174	14,279,452
	Delaware VIP U.S. Growth Series	6,848,473	44,446,587
	Delaware VIP Value Series	3,745,202	49,960,996

			108,687,035

	Fixed Income Fund–12.04%
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	7,334,666	79,874,517

			79,874,517

	International Equity Fund–2.90%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	1,121,202	19,217,396

			19,217,396

	Total Unaffiliated Investment Companies (Cost $218,524,925)		221,366,489

TOTAL VALUE OF SECURITIES–100.03% (Cost $678,317,193)	663,470,358

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(210,408)

NET ASSETS APPLICABLE TO 66,847,814 SHARES OUTSTANDING–100.00%	$663,259,950

NET ASSET VALUE–LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND STANDARD CLASS ($95,295,951 / 9,596,377 Shares)	$9.930

NET ASSET VALUE–LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND SERVICE CLASS ($567,963,999 / 57,251,437 Shares)	$9.921

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$804,933,961
Undistributed net investment income	12,827,788
Accumulated net realized loss on investments	(139,654,964)
Net unrealized depreciation of investments	(14,846,835)

Total net assets	$663,259,950

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

See accompanying notes

LVIP Wilshire Profile Funds–6

LVIP Wilshire Aggressive Profile Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–69.97%
	Equity Funds–29.59%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	81,040	$1,945,529
	LVIP Columbia Value Opportunities Fund	240,087	1,949,270
	LVIP Delaware Special Opportunities Fund	56,430	1,717,901
	LVIP MFS Value Fund	578,861	11,132,662
	†LVIP T. Rowe Price Growth Stock Fund	699,824	9,767,447
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	176,398	1,932,445
	LVIP Wells Fargo Intrinsic Value Fund	68,412	758,003

			29,203,257

	Fixed Income Funds–3.40%
*	Lincoln Variable Insurance Products Trust–
	†LVIP BlackRock Inflation Protected Bond Fund	208,545	2,110,471
	LVIP Delaware Bond Fund	88,119	1,241,162

			3,351,633

	International Equity Funds–34.86%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Cohen & Steers Global Real Estate Fund	828,018	4,923,393
	LVIP Marsico International Growth Fund	1,421,601	13,876,250
	LVIP Mondrian International Value Fund	903,336	11,976,422
	LVIP SSgA Emerging Markets 100 Fund	62,655	661,135
	LVIP Templeton Growth Fund	137,113	2,959,032

			34,396,232

	International Fixed Income Fund–2.12%
*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	191,256	2,090,809

			2,090,809

	Total Affiliated Investment Companies (Cost $67,026,881)		69,041,931

	UNAFFILIATED INVESTMENT COMPANIES–28.17%
	Commodity Fund–2.08%
**	PIMCO CommodityRealReturn Strategy Portfolio	278,294	2,053,813

			2,053,813

	Equity Funds–19.23%
*	Delaware VIP Trust–
	Delaware VIP Small Cap Value Series	86,320	2,120,883
	Delaware VIP U.S. Growth Series	1,452,972	9,429,789
	Delaware VIP Value Series	556,201	7,419,720

			18,970,392

	Fixed Income Fund–3.00%
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	272,294	2,965,280

			2,965,280

	International Equity Fund–3.86%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	222,025	3,805,505

			3,805,505

	Total Unaffiliated Investment Companies (Cost $26,423,967)		27,794,990

	SHORT–TERM INVESTMENT–2.08%
	Money Market Mutual Fund–2.08%
	Dreyfus Treasury & Agency Cash Management Fund	2,047,708	2,047,708

	Total Short–Term Investment (Cost $2,047,708)		2,047,708

TOTAL VALUE OF SECURITIES–100.22% (Cost $95,498,556)	98,884,629

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(213,643)

NET ASSETS APPLICABLE TO 11,167,063 SHARES OUTSTANDING–100.00%	$98,670,986

NET ASSET VALUE–LVIP WILSHIRE AGGRESSIVE PROFILE FUND STANDARD CLASS ($31,859,051 / 3,603,315 Shares)	$8.842

NET ASSET VALUE–LVIP WILSHIRE AGGRESSIVE PROFILE FUND SERVICE CLASS ($66,811,935 / 7,563,748 Shares)	$8.833

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$150,818,111
Undistributed net investment income	1,266,526
Accumulated net realized loss on investments	(56,799,724)
Net unrealized appreciation of investments	3,386,073

Total net assets	$98,670,986

*	Standard Class shares.

†	Non income producing security.

**	Institutional Class shares.

See accompanying notes

LVIP Wilshire Profile Funds–7

LVIP Wilshire Profile Funds
Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

ASSETS:
Investments in affiliated investment companies, at value	$275,937,959	$726,729,863	$442,103,869	$69,041,931
Investments in unaffiliated investment companies, at value	116,605,159	351,597,364	221,366,489	29,842,698
Receivables for securities sold	190,947	416,799	435,432	—
Cash	—	—	—	6
Receivables for fund shares sold	382,383	597,541	402,733	28,600

TOTAL ASSETS	393,116,448	1,079,341,567	664,308,523	98,913,235

LIABILITIES:
Cash overdraft	190,947	416,799	435,432	—
Payables for securities purchased	—	—	—	57,514
Payables for fund shares redeemed	64,549	928,879	376,092	142,506
Due to manager and affiliates	123,451	348,255	207,455	23,196
Accrued expenses payable	21,304	33,978	29,594	19,033

TOTAL LIABILITIES	400,251	1,727,911	1,048,573	242,249

TOTAL NET ASSETS	$392,716,197	$1,077,613,656	$663,259,950	$98,670,986

Investments in affiliated investment companies, at cost	$254,916,737	$721,520,609	$459,792,268	$67,026,881
Investments in unaffiliated investment companies, at cost	$103,793,778	$325,955,024	$218,524,925	$28,471,675

See accompanying notes

LVIP Wilshire Profile Funds–8

LVIP Wilshire Profile Funds
Statements of Operations
Six Months Ended June 30, 2010 (Unaudited)

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$5,189,929	$13,414,379	$7,671,336	$524,577

EXPENSES:
Management fees	482,964	1,366,389	855,735	128,360
Distribution expenses-Service Class	427,707	1,215,346	733,763	87,553
Accounting and administration expenses	40,513	70,929	53,509	28,801
Reports and statements to shareholders	17,857	49,833	34,292	8,359
Professional fees	11,919	19,640	14,868	9,076
Trustees’ fees	6,196	17,575	11,061	1,649
Custodian fees	577	1,284	749	—
Other	6,900	16,890	11,070	2,521

	994,633	2,757,886	1,715,047	266,319
Less expenses waived/reimbursed	(180,555)	(449,429)	(296,696)	(76,078)

Total operating expenses	814,078	2,308,457	1,418,351	190,241

NET INVESTMENT INCOME	4,375,851	11,105,922	6,252,985	334,336

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain distributions from unaffiliated investment companies	183,081	417,532	198,036	7,352
Net realized loss from sale of investments in affiliated investment companies	(2,101,898)	(10,111,017)	(7,944,563)	(1,073,272)
Net realized gain from sale of investments in unaffiliated investment companies	2,802,399	5,818,797	2,682,897	139,155

Net realized gain (loss) on investments	883,582	(3,874,688)	(5,063,630)	(926,765)
Net change in unrealized appreciation/depreciation of investments	(7,660,949)	(46,163,259)	(34,744,601)	(7,783,544)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(6,777,367)	(50,037,947)	(39,808,231)	(8,710,309)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,401,516)	$(38,932,025)	$(33,555,246)	$(8,375,973)

See accompanying notes

LVIP Wilshire Profile Funds–9

LVIP Wilshire Profile Funds
Statements of Changes in Net Assets

					LVIP Wilshire
	LVIP Wilshire		LVIP Wilshire		Moderately		LVIP Wilshire
	Conservative		Moderate		Aggressive		Aggressive
	Profile Fund		Profile Fund		Profile Fund		Profile Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year	Ended	Year
	6/30/10	Ended	6/30/10	Ended	6/30/10	Ended	6/30/10	Ended
	(Unaudited)	12/31/09	(Unaudited)	12/31/09	(Unaudited)	12/31/09	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,375,851	$12,101,289	$11,105,922	$24,608,099	$6,252,985	$10,753,279	$334,336	$1,181,445
Net realized gain (loss) on investments	883,582	(22,649,676)	(3,874,688)	(89,155,797)	(5,063,630)	(85,918,000)	(926,765)	(39,266,862)
Net change in unrealized appreciation/depreciation of investments	(7,660,949)	84,052,029	(46,163,259)	294,166,600	(34,744,601)	224,799,945	(7,783,544)	67,558,989

Net increase (decrease) in net assets resulting from operations	(2,401,516)	73,503,642	(38,932,025)	229,618,902	(33,555,246)	149,635,224	(8,375,973)	29,473,572

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,562,579)	—	(4,324,084)	—	(3,613,240)	—	(1,728,081)
Service Class	—	(11,400,947)	—	(33,627,259)	—	(21,352,929)	—	(4,115,354)
Net realized gain on investments:
Standard Class	—	(314,015)	—	(1,814,170)	—	(2,062,624)	—	(1,357,038)
Service Class	—	(2,411,967)	—	(15,229,333)	—	(13,013,622)	—	(3,391,333)

	—	(15,689,508)	—	(54,994,846)	—	(40,042,415)	—	(10,591,806)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,515,205	22,629,260	16,414,513	50,398,884	14,534,107	34,482,085	6,439,849	13,699,730
Service Class	69,845,445	142,299,361	119,804,276	194,227,460	60,461,295	97,888,700	9,723,885	18,758,837
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,876,594	—	6,138,254	—	5,675,864	—	3,085,119
Service Class	—	13,812,914	—	48,856,592	—	34,366,551	—	7,506,687

	76,360,650	180,618,129	136,218,789	299,621,190	74,995,402	172,413,200	16,163,734	43,050,373

Cost of shares repurchased:
Standard Class	(4,192,046)	(39,629,674)	(9,274,075)	(78,260,496)	(10,411,319)	(70,150,887)	(3,947,754)	(32,295,091)
Service Class	(50,700,992)	(85,684,511)	(83,019,050)	(141,431,403)	(48,207,668)	(74,774,796)	(6,774,354)	(48,178,334)

	(54,893,038)	(125,314,185)	(92,293,125)	(219,691,899)	(58,618,987)	(144,925,683)	(10,722,108)	(80,473,425)

Increase (decrease) in net assets derived from capital share transactions	21,467,612	55,303,944	43,925,664	79,929,291	16,376,415	27,487,517	5,441,626	(37,423,052)

NET INCREASE (DECREASE) IN NET ASSETS	19,066,096	113,118,078	4,993,639	254,553,347	(17,178,831)	137,080,326	(2,934,347)	(18,541,286)
NET ASSETS:
Beginning of period	373,650,101	260,532,023	1,072,620,017	818,066,670	680,438,781	543,358,455	101,605,333	120,146,619

End of period	$392,716,197	$373,650,101	$1,077,613,656	$1,072,620,017	$663,259,950	$680,438,781	$98,670,986	$101,605,333

Undistributed net investment income	$9,766,635	$5,207,703	$22,539,268	$11,015,814	$12,827,788	$6,376,767	$1,266,526	$924,838

See accompanying notes

LVIP Wilshire Profile Funds–10

LVIP Wilshire Conservative Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Conservative Profile Fund Standard Class
	Six Months
	Ended					5/3/05[2]
	6/30/10[1]	Year Ended				to
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$11.287	$9.472	$12.006	$11.392	$10.591	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.141	0.413	0.379	0.276	0.187	0.131
Net realized and unrealized gain (loss) on investments	(0.188)	1.924	(2.581)	0.605	0.797	0.460

Total from investment operations	(0.047)	2.337	(2.202)	0.881	0.984	0.591

Less dividends and distributions from:
Net investment income	—	(0.433)	(0.224)	(0.219)	(0.178)	—
Net realized gain on investments	—	(0.089)	(0.108)	(0.048)	(0.005)	—

Total dividends and distributions	—	(0.522)	(0.332)	(0.267)	(0.183)	—

Net asset value, end of period	$11.240	$11.287	$9.472	$12.006	$11.392	$10.591

Total return[4]	(0.42% )	24.85%	(18.44% )	7.77%	9.34%	5.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,738	$42,645	$49,661	$36,768	$10,474	$2,440
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.29%	0.30%	0.30%	0.33%	0.54%	1.53%
Ratio of net investment income to average net assets	2.48%	4.01%	3.47%	2.32%	1.72%	1.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.39%	3.91%	3.42%	2.24%	1.48%	0.64%
Portfolio turnover	37%	44%	27%	44%	28%	20%
1Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–11

LVIP Wilshire Conservative Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Conservative Profile Fund Service Class
	Six Months
	Ended					5/3/05[2]
	6/30/10[1]	Year Ended				to
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$11.287	$9.474	$12.000	$11.387	$10.574	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.127	0.387	0.352	0.246	0.160	0.113
Net realized and unrealized gain (loss) on investments	(0.188)	1.922	(2.578)	0.604	0.795	0.461

Total from investment operations	(0.061)	2.309	(2.226)	0.850	0.955	0.574

Less dividends and distributions from:
Net investment income	—	(0.407)	(0.192)	(0.189)	(0.137)	—
Net realized gain on investments	—	(0.089)	(0.108)	(0.048)	(0.005)	—

Total dividends and distributions	—	(0.496)	(0.300)	(0.237)	(0.142)	—

Net asset value, end of period	$11.226	$11.287	$9.474	$12.000	$11.387	$10.574

Total return[4]	(0.54% )	24.55%	(18.65% )	7.51%	9.07%	5.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$347,978	$331,005	$210,871	$161,511	$81,928	$31,646
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.54%	0.55%	0.55%	0.58%	0.79%	1.78%
Ratio of net investment income to average net assets	2.23%	3.76%	3.22%	2.07%	1.47%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.14%	3.66%	3.17%	1.99%	1.23%	0.39%
Portfolio turnover	37%	44%	27%	44%	28%	20%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–12

LVIP Wilshire Moderate Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderate Profile Fund Standard Class
	Six Months
	Ended					5/3/05[2]
	6/30/10[1]	Year Ended				to
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$10.964	$9.071	$12.926	$12.047	$10.866	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.123	0.287	0.320	0.226	0.132	0.082
Net realized and unrealized gain (loss) on investments	(0.481)	2.228	(3.708)	0.885	1.171	0.784

Total from investment operations	(0.358)	2.515	(3.388)	1.111	1.303	0.866

Less dividends and distributions from:
Net investment income	—	(0.433)	(0.222)	(0.173)	(0.121)	—
Net realized gain on investments	—	(0.189)	(0.245)	(0.059)	(0.001)	—

Total dividends and distributions	—	(0.622)	(0.467)	(0.232)	(0.122)	—

Net asset value, end of period	$10.606	$10.964	$9.071	$12.926	$12.047	$10.866

Total return[4]	(3.27% )	28.04%	(26.62% )	9.27%	12.04%	8.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$121,098	$118,173	$118,274	$106,381	$39,500	$12,391
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.28%	0.29%	0.28%	0.29%	0.32%	0.60%
Ratio of net investment income to average net assets	2.25%	2.92%	2.86%	1.78%	1.16%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	2.17%	2.83%	2.83%	1.74%	1.14%	0.86%
Portfolio turnover	32%	33%	21%	48%	19%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–13

LVIP Wilshire Moderate Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderate Profile Fund Service Class
	Six Months
	Ended					5/3/05[2]
	6/30/10[1]	Year Ended				to
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$10.965	$9.074	$12.919	$12.041	$10.847	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.110	0.263	0.292	0.194	0.103	0.064
Net realized and unrealized gain (loss) on investments	(0.482)	2.225	(3.702)	0.884	1.171	0.783

Total from investment operations	(0.372)	2.488	(3.410)	1.078	1.274	0.847

Less dividends and distributions from:
Net investment income	—	(0.408)	(0.190)	(0.141)	(0.079)	—
Net realized gain on investments	—	(0.189)	(0.245)	(0.059)	(0.001)	—

Total dividends and distributions	—	(0.597)	(0.435)	(0.200)	(0.080)	—

Net asset value, end of period	$10.593	$10.965	$9.074	$12.919	$12.041	$10.847

Total return[4]	(3.39% )	27.73%	(26.81% )	9.00%	11.77%	8.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$956,516	$954,447	$699,793	$688,803	$394,418	$109,009
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.53%	0.54%	0.53%	0.54%	0.57%	0.85%
Ratio of net investment income to average net assets	2.00%	2.67%	2.61%	1.53%	0.91%	0.91%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.92%	2.58%	2.58%	1.49%	0.89%	0.61%
Portfolio turnover	32%	33%	21%	48%	19%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–14

LVIP Wilshire Moderately Aggressive Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderately Aggressive Profile Fund Standard Class
	Six Months
	Ended					5/3/05[2]
	6/30/10[1]	Year Ended				to
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$10.416	$8.634	$13.386	$12.528	$11.100	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.106	0.191	0.229	0.190	0.137	0.136
Net realized and unrealized gain (loss) on investments	(0.592)	2.277	(4.644)	1.026	1.427	0.964

Total from investment operations	(0.486)	2.468	(4.415)	1.216	1.564	1.100

Less dividends and distributions from:
Net investment income	—	(0.433)	(0.117)	(0.212)	(0.135)	—
Net realized gain on investments	—	(0.253)	(0.220)	(0.146)	(0.001)	—

Total dividends and distributions	—	(0.686)	(0.337)	(0.358)	(0.136)	—

Net asset value, end of period	$9.930	$10.416	$8.634	$13.386	$12.528	$11.100

Total return[4]	(4.67% )	29.03%	(33.42% )	9.81%	14.14%	11.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95,296	$95,887	$107,072	$97,486	$36,657	$11,426
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.29%	0.29%	0.28%	0.29%	0.36%	0.79%
Ratio of net investment income to average net assets	2.04%	2.06%	2.05%	1.44%	1.16%	1.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.95%	1.97%	2.02%	1.40%	1.10%	1.39%
Portfolio turnover	28%	37%	21%	48%	27%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–15

LVIP Wilshire Moderately Aggressive Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderately Aggressive Profile Fund Service Class
	Six Months
	Ended					5/3/05[2]
	6/30/10[1]	Year Ended				to
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$10.419	$8.639	$13.377	$12.520	$11.081	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.093	0.168	0.201	0.157	0.107	0.118
Net realized and unrealized gain (loss) on investments	(0.591)	2.275	(4.635)	1.026	1.424	0.963

Total from investment operations	(0.498)	2.443	(4.434)	1.183	1.531	1.081

Less dividends and distributions from:
Net investment income	—	(0.410)	(0.084)	(0.180)	(0.091)	—
Net realized gain on investments	—	(0.253)	(0.220)	(0.146)	(0.001)	—

Total dividends and distributions	—	(0.663)	(0.304)	(0.326)	(0.092)	—

Net asset value, end of period	$9.921	$10.419	$8.639	$13.377	$12.520	$11.081

Total return[4]	(4.78% )	28.72%	(33.58% )	9.54%	13.85%	10.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$567,964	$584,552	$436,286	$500,805	$262,977	$65,456
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.54%	0.54%	0.53%	0.54%	0.61%	1.04%
Ratio of net investment income to average net assets	1.79%	1.81%	1.80%	1.19%	0.91%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed and expense paid indirectly	1.70%	1.72%	1.77%	1.15%	0.85%	1.14%
Portfolio turnover	28%	37%	21%	48%	27%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–16

LVIP Wilshire Aggressive Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Aggressive Profile Fund Standard Class
	Six Months
	Ended					5/3/05[2]
	6/30/10[1]	Year Ended				to
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$9.581	$8.228	$14.281	$13.153	$11.392	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.039	0.108	0.158	0.106	0.069	0.055
Net realized and unrealized gain (loss) on investments	(0.778)	2.356	(5.831)	1.329	1.809	1.337

Total from investment operations	(0.739)	2.464	(5.673)	1.435	1.878	1.392

Less dividends and distributions from:
Net investment income	—	(0.618)	(0.068)	(0.124)	(0.116)	—
Net realized gain on investments	—	(0.493)	(0.312)	(0.183)	(0.001)	—

Total dividends and distributions	—	(1.111)	(0.380)	(0.307)	(0.117)	—

Net asset value, end of period	$8.842	$9.581	$8.228	$14.281	$13.153	$11.392

Total return[4]	(7.71% )	30.80%	(40.46% )	11.02%	16.54%	13.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,859	$31,982	$41,070	$41,110	$15,102	$4,280
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.35%	0.36%	0.33%	0.34%	0.61%	1.91%
Ratio of net investment income to average net assets	0.82%	1.26%	1.38%	0.75%	0.57%	0.75%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.67%	1.10%	1.30%	0.66%	0.26%	(0.86% )
Portfolio turnover	22%	41%	25%	56%	40%	15%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–17

LVIP Wilshire Aggressive Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Aggressive Profile Fund Service Class
	Six Months
	Ended					5/3/05[2]
	6/30/10[1]	Year Ended				to
	(Unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$9.583	$8.233	$14.271	$13.144	$11.372	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.027	0.087	0.129	0.071	0.039	0.036
Net realized and unrealized gain (loss) on investments	(0.777)	2.353	(5.821)	1.329	1.805	1.336

Total from investment operations	(0.750)	2.440	(5.692)	1.400	1.844	1.372

Less dividends and distributions from:
Net investment income	—	(0.597)	(0.034)	(0.090)	(0.071)	—
Net realized gain on investments	—	(0.493)	(0.312)	(0.183)	(0.001)	—

Total dividends and distributions	—	(1.090)	(0.346)	(0.273)	(0.072)	—

Net asset value, end of period	$8.833	$9.583	$8.233	$14.271	$13.144	$11.372

Total return[4]	(7.83% )	30.47%	(40.62% )	10.74%	16.25%	13.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,812	$69,623	$79,077	$120,941	$62,325	$18,782
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed and expense paid indirectly[5]	0.60%	0.61%	0.58%	0.59%	0.86%	2.16%
Ratio of net investment income to average net assets	0.57%	1.01%	1.13%	0.50%	0.32%	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed and expense paid indirectly	0.42%	0.85%	1.05%	0.41%	0.01%	(1.11% )
Portfolio turnover	22%	41%	25%	56%	40%	15%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–18

LVIP Wilshire Profile Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund and LVIP Wilshire Aggressive Profile Fund (each, a Fund, or collectively, the Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Funds will invest in other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The investment objective of LVIP Wilshire Conservative Profile Fund is a high level of current income with some consideration given to growth of capital.

The investment objective of LVIP Wilshire Moderate Profile Fund is a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of LVIP Wilshire Moderately Aggressive Profile Fund is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of LVIP Wilshire Aggressive Profile Fund is long-term growth of capital. Current income is not a consideration.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at market value.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006–December 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
LIAC is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets of each Fund. This agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceed 0.20% of average daily net assets. The agreement will continue at least through April 30, 2011, and renew automatically for one-year terms unless the advisor provides written notice of termination to the Funds.

LVIP Wilshire Profile Funds–19

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Wilshire Associates Incorporated (Sub-Advisor) is responsible for the day-to-day management of the Funds’ investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Advisor a fee at an annual rate based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund, (Profile Funds) as follows: 0.08% of the first $500 million of the Profile Funds’ average daily net assets; 0.06% of the next $500 million; 0.05% of the next $2 billion; and 0.04% of any excess of the Profile Funds’ average daily net assets over $3 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Funds. For these services, each Fund pays BNY Mellon an annual fee of $47,000.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Administration fees	$12,893	$36,643	$23,039	$3,458
Support fees	3,620	10,286	6,470	1,343

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the statements of operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. Delaware Management Company, LIAC, Dreyfus and PIMCO serve as the investment managers for the Underlying Funds.

At June 30, 2010, the Funds had liabilities payable to affiliates as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Management fees payable to LIAC	$51,420	$147,580	$87,942	$9,103
Distribution fees payable to LFD	72,031	200,675	119,513	14,093

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

3.	Investments
For the six months ended June 30, 2010, each Fund made purchases and sales of investment securities other than short-term investments as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Purchases	$97,055,692	$229,804,463	$119,821,919	$16,912,499
Sales	71,147,460	173,201,031	96,285,196	10,932,304

LVIP Wilshire Profile Funds–20

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Cost of investments	$379,678,764	$1,104,130,755	$726,663,525	$111,433,488

Aggregate unrealized appreciation	$30,802,624	$66,583,600	$27,201,798	$2,964,334
Aggregate unrealized depreciation	(17,938,270)	(92,387,128)	(90,394,965)	(15,513,193)

Net unrealized appreciation (depreciation)	$12,864,354	$(25,803,528)	$(63,193,167)	$(12,548,859)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2010:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Level 1
Investment companies	$392,543,118	$1,078,327,227	$663,470,358	$96,836,921
Short-Term	—	—	—	2,047,708

Total	$392,543,118	$1,078,327,227	$663,470,358	$98,884,629

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Year Ended December 31, 2009:
Ordinary income	$12,963,526	$38,452,304	$24,966,169	$5,843,435
Long-term capital gain	2,725,982	16,542,542	15,076,246	4,748,371

Total	$15,689,508	$54,994,846	$40,042,415	$10,591,806

LVIP Wilshire Profile Funds–21

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Shares of beneficial interest	$386,219,955	$1,179,448,297	$804,933,961	$150,818,111
Undistributed ordinary income	9,766,635	22,539,268	12,827,788	1,266,526
Realized gains (losses) 1/1/10–6/30/10	1,403,193	(3,607,780)	(2,178,323)	(308,200)
Capital loss carryforwards as of 12/31/09	(17,537,940)	(94,962,601)	(89,130,309)	(40,556,592)
Unrealized appreciation (depreciation) of investments	12,864,354	(25,803,528)	(63,193,167)	(12,548,859)

Net assets	$392,716,197	$1,077,613,656	$663,259,950	$98,670,986

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and pass-through consent dividends from the Underlying Funds.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from underlying investments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until the fiscal year end.

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Undistributed net investment income	$183,081	$417,532	$198,036	$7,352
Accumulated net realized loss	(183,081)	(417,532)	(198,036)	(7,352)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 for each Fund will expire as follows:

LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
Year of	Conservative	Moderate	Aggressive	Aggressive
Expiration	Profile Fund	Profile Fund	Profile Fund	Profile Fund

2017	$17,537,940	$94,962,601	$89,130,309	$40,556,592

For the six months ended June 30, 2010, the Funds had the following capital gains (losses), which may reduce or increase the capital loss carryforwards:

LVIP
LVIP	LVIP	Wilshire	LVIP
Wilshire	Wilshire	Moderately	Wilshire
Conservative	Moderate	Aggressive	Aggressive
Profile Fund	Profile Fund	Profile Fund	Profile Fund
$1,403,193	$(3,607,780)	$(2,178,323)	$(308,200)

LVIP Wilshire Profile Funds–22

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

					LVIP
	LVIP		LVIP		Wilshire		LVIP
	Wilshire		Wilshire		Moderately		Wilshire
	Conservative		Moderate		Aggressive		Aggressive
	Profile Fund		Profile Fund		Profile Fund		Profile Fund
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09

Shares sold:
Standard Class	567,557	2,267,302	1,485,253	5,236,557	1,391,532	3,808,314	682,188	1,631,786
Service Class	6,105,512	14,108,896	10,803,888	19,918,942	5,767,266	10,361,498	1,013,984	2,223,268
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	169,782	—	579,074	—	570,541	—	340,549
Service Class	—	1,251,238	—	4,618,191	—	3,462,458	—	830,348

	6,673,069	17,797,218	12,289,141	30,352,764	7,158,798	18,202,811	1,696,172	5,025,951

Shares repurchased:
Standard Class	(365,518)	(3,902,017)	(845,382)	(8,076,202)	(1,000,746)	(7,574,333)	(417,062)	(3,625,888)
Service Class	(4,434,255)	(8,292,169)	(7,556,705)	(14,609,234)	(4,621,662)	(8,222,326)	(715,175)	(5,393,092)

	(4,799,773)	(12,194,186)	(8,402,087)	(22,685,436)	(5,622,408)	(15,796,659)	(1,132,237)	(9,018,980)

Net increase (decrease)	1,873,296	5,603,032	3,887,054	7,667,328	1,536,390	2,406,152	563,935	(3,993,029)

7.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Funds’ financial statements.

Effective after the close of business on July 30, 2010, SSgA Funds Management, Inc. (SSgA) replaced Wilshire Associates Incorporated as the LVIP Wilshire Aggressive Profile Fund’s subadvisor and the Fund also changed its name from the LVIP Wilshire Aggressive Profile Fund to the LVIP SSgA Global Tactical Allocation Fund.

LVIP Wilshire Profile Funds–23

LVIP Wilshire Profile Funds
Other Fund Information

Approval of Sub-Advisory Agreement
On March 8-9, 2010, the Board of Trustees of Lincoln Variable Insurance Products Trust (“Trust”), met to consider, among other things, the restructuring of the LVIP Wilshire Aggressive Profile Fund (the “Fund”), an existing series of the Trust. As part of the restructuring to take effect as of July 30, 2010, the LVIP Wilshire Aggressive Profile Fund would be renamed as the LVIP SSgA Global Tactical Allocation Fund, the investment strategies would be changed, and a new sub-adviser would be appointed for the Fund. The Board considered the approval of a proposed sub-advisory agreement between Lincoln Investment Advisors Corporation (“LIAC”) and SSgA Funds Management, Inc. (“SSgA”) on behalf of the Fund.

The trustees who are not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”) reported that they had met in executive session with their independent legal counsel and reviewed materials provided by LIAC, The Lincoln National Life Insurance Company (“Lincoln Life”) and SSgA prior to the meeting and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment management and sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LIAC, Lincoln Life and SSgA provided information to assist the Independent Trustees in assessing the nature, extent and quality of services provided, information comparing the investment performance, advisory fees and expense ratio of the Fund to other funds, and information about profitability and/or financial condition and compliance and regulatory matters.

The Independent Trustees noted that LIAC was proposing the restructuring of the Fund due to declining assets and its view that the Fund had limited potential for growth. They noted that after the proposed restructuring, LIAC believed the Fund would have lower total expenses and opportunities for broader distribution and asset growth. The Independent Trustees noted that while the contractual management fee would remain the same, Fund Management was proposing that the 0.05% advisory fee waiver be eliminated and the operating expense limitation be increased to 0.45%, excluding acquired fund fees and expenses. In considering approval of the sub-advisory agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board of Trustees. Upon receiving the report of the Independent Trustees, the Board of Trustees adopted the considerations and conclusion of the Independent Trustees.

Approval of Sub-Advisory Agreement with SSgA
In considering the approval of the proposed sub-advisory agreement between LIAC and SSgA on behalf of the Fund, the Board considered the nature, extent and quality of services proposed to be provided by SSgA under the sub-advisory agreement. The Board reviewed the services to be provided by SSgA, the background of the investment professionals proposed to service the Fund, the resources and investment process of SSgA, its compliance programs and regulatory matters and Form ADV. The Board also considered that SSgA served as sub-adviser to several other funds in the Trust.

With respect to the sub-advisory fees for the Fund, the Board reviewed the proposed sub-advisory fee compared to the fees SSgA charges other funds or clients with similar objectives, based on information provided by SSgA, noting SSgA’s explanation that the proposed sub-advisory fee was higher than for two comparable accounts because the Fund initially was smaller than the comparable accounts, the Fund was more complex because it would invest in exchange-traded funds as well as other funds and the Fund would not invest solely in capitalization-weighted index funds but also “rules based” investment strategies. In addition, the Board considered that the rate of the proposed sub-advisory fee was negotiated at arm’s length between LIAC and SSgA, an unaffiliated third party, and that LIAC would compensate SSgA from its fee and concluded the proposed sub-advisory fee was reasonable.

With respect to profitability, the Board also reviewed the pro forma profitability analysis to SSgA with respect to the Fund and concluded that the estimated profitability of SSgA in connection with the Fund was not unreasonable.

The Board considered other benefits available to SSgA because of its proposed relationship to the Fund and considered that SSgA may also receive advisory fees from any investment made by the Fund into funds for which SSgA serves as adviser, and that SSgA may have an enhanced ability to obtain research services through the allocation of fund brokerage.

Overall Conclusions
Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed sub-advisory agreement with respect to the Fund are fair and reasonable and that approval of the agreement is in the best interests of the Trust. The Board unanimously approved the sub-advisory agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wilshire Profile Funds–24

LVIP Wilshire Profile Funds

LVIP Wilshire Profile Funds
Wilshire 2010 Profile Fund
Wilshire 2020 Profile Fund
Wilshire 2030 Profile Fund
Wilshire 2040 Profile Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2010

LVIP Wilshire Profile Funds

Index

Disclosure of Fund Expenses	1
Sector Allocations	3
Statements of Net Assets	4
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	19

LVIP Wilshire Profile Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2010 to June 30, 2010

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Wilshire 2010 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$978.00	0.20%	$0.98
Service Class Shares	1,000.00	976.70	0.45%	2.21

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire 2020 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$972.70	0.20%	$0.98
Service Class Shares	1,000.00	971.50	0.45%	2.20

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire 2030 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$960.10	0.20%	$0.97
Service Class Shares	1,000.00	958.80	0.45%	2.19

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP Wilshire Profile Funds–1

LVIP Wilshire Profile Funds

Disclosure
     OF FUND EXPENSES (continued)

LVIP Wilshire 2040 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/10 to
	1/1/10	6/30/10	Ratio	6/30/10*

Actual
Standard Class Shares	$1,000.00	$940.10	0.20%	$0.96
Service Class Shares	1,000.00	938.90	0.45%	2.16

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (underlying funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP Wilshire Profile Funds–2

LVIP Wilshire Profile Funds

Sector Allocations
As of June 30, 2010

LVIP Wilshire 2010 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	97.42%

Equity Funds	35.11%
Fixed Income Funds	44.14%
International Equity Funds	15.06%
International Fixed Income Fund	3.11%

Unaffiliated Investment Companies	2.77%

Commodity Fund	1.02%
International Equity Fund	1.75%

Short-Term Investment	0.04%

Total Value of Securities	100.23%

Liabilities Net of Receivables and Other Assets	(0.23%)

Total Net Assets	100.00%

LVIP Wilshire 2020 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	95.46%

Equity Funds	35.23%
Fixed Income Funds	39.01%
International Equity Funds	18.10%
International Fixed Income Fund	3.12%

Unaffiliated Investment Companies	4.72%

Commodity Fund	1.02%
Equity Fund	1.95%
International Equity Fund	1.75%

Short-Term Investment	0.19%

Total Value of Securities	100.37%

Liabilities Net of Receivables and Other Assets	(0.37%)

Total Net Assets	100.00%

LVIP Wilshire 2030 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	92.61%

Equity Funds	38.39%
Fixed Income Funds	29.72%
International Equity Funds	21.36%
International Fixed Income Fund	3.14%

Unaffiliated Investment Companies	7.56%

Commodity Fund	1.02%
Equity Fund	3.91%
International Equity Fund	2.63%

Total Value of Securities	100.17%

Liabilities Net of Receivables and Other Assets	(0.17%)

Total Net Assets	100.00%

LVIP Wilshire 2040 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	92.31%

Equity Funds	46.52%
Fixed Income Fund	15.01%
International Equity Funds	28.67%
International Fixed Income Fund	2.11%

Unaffiliated Investment Companies	7.60%

Commodity Fund	1.04%
Equity Fund	3.92%
International Equity Fund	2.64%

Total Value of Securities	99.91%

Receivables and Other Assets Net of Liabilities	0.09%

Total Net Assets	100.00%

LVIP Wilshire Profile Funds–3

LVIP Wilshire 2010 Profile Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–97.42%
	Equity Funds–35.11%
*	Lincoln Variable Insurance Products Trust– LVIP SSgA S&P 500 Index Fund	1,023,199	$7,413,074
	LVIP SSgA Small-Cap Index Fund	195,135	2,725,259

			10,138,333

	Fixed Income Funds–44.14%
*	Lincoln Variable Insurance Products Trust–
	†LVIP BlackRock Inflation Protected Bond Fund	388,331	3,929,909
	LVIP Delaware Bond Fund	129,144	1,818,998
	LVIP SSgA Bond Index Fund	630,756	6,996,975

			12,745,882

	International Equity Funds–15.06%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Cohen & Steers Global Real Estate Fund	237,133	1,409,993
	LVIP SSgA Emerging Markets 100 Fund	18,496	195,167
	LVIP SSgA International Index Fund	425,525	2,744,635

			4,349,795

	International Fixed Income Fund–3.11%
*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	82,146	898,016

			898,016

	Total Affiliated Investment Companies (Cost $24,442,419)		28,132,026

	UNAFFILIATED INVESTMENT COMPANIES–2.77%
	Commodity Fund–1.02%
**	PIMCO CommodityRealReturn Strategy Portfolio	39,825	293,905

			293,905

	International Equity Fund–1.75%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	29,593	507,220

			507,220

	Total Unaffiliated Investment Companies (Cost $594,535)		801,125

	SHORT-TERM INVESTMENT–0.04%
	Money Market Mutual Fund–0.04%
	Dreyfus Treasury & Agency Cash Management Fund	10,618	10,618

	Total Short-Term Investment (Cost $10,618)		10,618

TOTAL VALUE OF SECURITIES–100.23% (Cost $25,047,572)	28,943,769

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(67,466)

NET ASSETS APPLICABLE TO 3,086,144 SHARES OUTSTANDING–100.00%	$28,876,303

NET ASSET VALUE–LVIP WILSHIRE 2010 PROFILE FUND STANDARD CLASS ($18,684,362 / 1,996,125 Shares)	$9.360

NET ASSET VALUE–LVIP WILSHIRE 2010 PROFILE FUND SERVICE CLASS ($10,191,941 / 1,090,019 Shares)	$9.350

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$29,452,172
Undistributed net investment income	367,463
Accumulated net realized loss on investments	(4,839,529)
Net unrealized appreciation of investments	3,896,197

Total net assets	$28,876,303

*	Standard Class shares

**	Institutional Class shares

†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–4

LVIP Wilshire 2020 Profile Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–95.46%
	Equity Funds–35.23%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	54,122	$1,299,309
	LVIP Columbia Value Opportunities Fund	23,261	188,855
	LVIP Delaware Special Opportunities Fund	57,334	1,745,423
	LVIP SSgA S&P 500 Index Fund	2,472,587	17,913,896
	LVIP SSgA Small-Cap Index Fund	181,390	2,533,291

			23,680,774

	Fixed Income Funds–39.01%
*	Lincoln Variable Insurance Products Trust–
	†LVIP BlackRock Inflation Protected Bond Fund	697,007	7,053,708
	LVIP Delaware Bond Fund	150,661	2,122,058
	LVIP SSgA Bond Index Fund	1,536,053	17,039,437

			26,215,203

	International Equity Funds–18.10%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Cohen & Steers Global Real Estate Fund	442,320	2,630,035
	LVIP SSgA Emerging Markets 100 Fund	39,970	421,766
	LVIP SSgA International Index Fund	1,412,488	9,110,549

			12,162,350

	International Fixed Income Fund–3.12%
*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	191,625	2,094,847

			2,094,847

	Total Affiliated Investment Companies (Cost $56,367,331)		64,153,174

	UNAFFILIATED INVESTMENT COMPANIES–4.72%
	Commodity Fund–1.02%
**	PIMCO CommodityRealReturn Strategy Portfolio	92,902	685,619

			685,619

	Equity Fund–1.95%
*	Delaware VIP Trust– Delaware VIP Small Cap Value Series	53,372	1,311,350

			1,311,350

	International Equity Fund–1.75%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	68,650	1,176,664

			1,176,664

	Total Unaffiliated Investment Companies (Cost $2,523,092)		3,173,633

	SHORT-TERM INVESTMENT–0.19%
	Money Market Mutual Fund–0.19%
	Dreyfus Treasury & Agency Cash Management Fund	130,929	130,929

	Total Short-Term Investment (Cost $130,929)		130,929

TOTAL VALUE OF SECURITIES–100.37% (Cost $59,021,352)	67,457,736

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.37%)	(251,361)

NET ASSETS APPLICABLE TO 7,510,102 SHARES OUTSTANDING–100.00%	$67,206,375

NET ASSET VALUE–LVIP WILSHIRE 2020 PROFILE FUND STANDARD CLASS ($47,081,911 / 5,259,821 Shares)	$8.951

NET ASSET VALUE–LVIP WILSHIRE 2020 PROFILE FUND SERVICE CLASS ($20,124,464 / 2,250,281 Shares)	$8.943

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$68,692,460
Undistributed net investment income	818,410
Accumulated net realized loss on investments	(10,740,879)
Net unrealized appreciation of investments	8,436,384

Total net assets	$67,206,375

*	Standard Class shares

**	Institutional Class shares

†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–5

LVIP Wilshire 2030 Profile Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–92.61%
	Equity Funds–38.39%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	48,348	$1,160,688
	LVIP Columbia Value Opportunities Fund	42,180	342,456
	LVIP Delaware Special Opportunities Fund	26,172	796,766
	LVIP SSgA S&P 500 Index Fund	2,684,901	19,452,109
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	105,241	1,152,915

			22,904,934

	Fixed Income Funds–29.72%
*	Lincoln Variable Insurance Products Trust–
	†LVIP BlackRock Inflation Protected Bond Fund	435,839	4,410,687
	LVIP SSgA Bond Index Fund	1,200,651	13,318,825

			17,729,512

	International Equity Funds–21.36%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Cohen & Steers Global Real Estate Fund	296,384	1,762,300
	LVIP SSgA Emerging Markets 100 Fund	54,944	579,765
	LVIP SSgA International Index Fund	1,430,392	9,226,026
	LVIP Templeton Growth Fund	54,531	1,176,834

			12,744,925

	International Fixed Income Fund–3.14%
*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	171,212	1,871,685

			1,871,685

	Total Affiliated Investment Companies (Cost $49,281,899)		55,251,056

	UNAFFILIATED INVESTMENT COMPANIES–7.56%
	Commodity Fund–1.02%
**	PIMCO CommodityRealReturn Strategy Portfolio	83,016	612,661

			612,661

	Equity Fund–3.91%
*	Delaware VIP Trust– Delaware VIP Small Cap Value Series	94,869	2,330,927

			2,330,927

	International Equity Fund–2.63%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	91,585	1,569,763

			1,569,763

	Total Unaffiliated Investment Companies (Cost $3,541,292)		4,513,351

TOTAL VALUE OF SECURITIES–100.17% (Cost $52,823,191)	59,764,407

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(103,423)

NET ASSETS APPLICABLE TO 6,833,359 SHARES OUTSTANDING–100.00%	$59,660,984

NET ASSET VALUE–LVIP WILSHIRE 2030 PROFILE FUND STANDARD CLASS ($46,177,622 / 5,287,981 Shares)	$8.733

NET ASSET VALUE–LVIP WILSHIRE 2030 PROFILE FUND SERVICE CLASS ($13,483,362 / 1,545,378 Shares)	$8.725

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$60,432,523
Undistributed net investment income	656,766
Accumulated net realized loss on investments	(8,369,521)
Net unrealized appreciation of investments	6,941,216

Total net assets	$59,660,984

*	Standard Class shares

**	Institutional Class shares

†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–6

LVIP Wilshire 2040 Profile Fund
Statement of Net Assets
June 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–92.31%
	Equity Funds–46.52%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	32,168	$772,262
	LVIP Columbia Value Opportunities Fund	30,636	248,735
	LVIP Delaware Special Opportunities Fund	42,568	1,295,882
	LVIP SSgA S&P 500 Index Fund	2,048,020	14,837,905
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund	105,021	1,150,501

			18,305,285

	Fixed Income Fund–15.01%
*	Lincoln Variable Insurance Products Trust– LVIP SSgA Bond Index Fund	532,363	5,905,504

			5,905,504

	International Equity Funds–28.67%
*	Lincoln Variable Insurance Products Trust–
	†LVIP Cohen & Steers Global Real Estate Fund	131,493	781,856
	LVIP Marsico International Growth Fund	124,069	1,211,037
	LVIP Mondrian International Value Fund	89,755	1,189,967
	LVIP SSgA Emerging Markets 100 Fund	35,587	375,509
	LVIP SSgA International Index Fund	1,015,650	6,550,940
	LVIP Templeton Growth Fund	54,424	1,174,525

			11,283,834

	International Fixed Income Fund–2.11%
*	Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	75,912	829,872

			829,872

	Total Affiliated Investment Companies (Cost $31,815,881)		36,324,495

	UNAFFILIATED INVESTMENT COMPANIES–7.60%
	Commodity Fund–1.04%
**	PIMCO CommodityRealReturn Strategy Portfolio	55,234	407,629

			407,629

	Equity Fund–3.92%
*	Delaware VIP Trust– Delaware VIP Small Cap Value Series	62,774	1,542,368

			1,542,368

	International Equity Fund–2.64%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	60,575	1,038,251

			1,038,251

	Total Unaffiliated Investment Companies (Cost $2,271,785)		2,988,248

TOTAL VALUE OF SECURITIES–99.91% (Cost $34,087,666)	39,312,743

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	36,966

NET ASSETS APPLICABLE TO 4,868,709 SHARES OUTSTANDING–100.00%	$39,349,709

NET ASSET VALUE–LVIP WILSHIRE 2040 PROFILE FUND STANDARD CLASS ($30,832,900 / 3,812,856 Shares)	$8.087

NET ASSET VALUE–LVIP WILSHIRE 2040 PROFILE FUND SERVICE CLASS ($8,516,809 / 1,055,853 Shares)	$8.066

COMPONENTS OF NET ASSETS AT JUNE 30, 2010:
Shares of beneficial interest (unlimited authorization-no par)	$39,869,918
Undistributed net investment income	434,990
Accumulated net realized loss on investments	(6,180,276)
Net unrealized appreciation of investments	5,225,077

Total net assets	$39,349,709

*	Standard Class shares

**	Institutional Class shares

†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–7

LVIP Wilshire Profile Funds
Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

ASSETS:
Investments in affiliated investment companies, at value	$28,132,026	$64,153,174	$55,251,056	$36,324,495
Investments in unaffiliated investment companies, at value	811,743	3,304,562	4,513,351	2,988,248
Receivables for securities sold	—	—	6,463	9,164
Receivables for fund shares sold	2,728	16,403	8,406	57,399

TOTAL ASSETS	28,946,497	67,474,139	59,779,276	39,379,306

LIABILITIES:
Cash overdraft	—	—	6,463	9,164
Payables for securities purchased	10,618	130,930	—	—
Payables for fund shares redeemed	42,421	109,753	88,165	1,815
Due to manager and affiliates	607	7,558	5,099	1,200
Other accrued expenses	16,548	19,523	18,565	17,418

TOTAL LIABILITIES	70,194	267,764	118,292	29,597

TOTAL NET ASSETS	$28,876,303	$67,206,375	$59,660,984	$39,349,709

Investments in affiliated investment companies, at cost	$24,442,419	$56,367,331	$49,281,899	$31,815,881
Investments in unaffiliated investment companies, at cost	$605,153	$2,654,021	$3,541,292	$2,271,785

See accompanying notes

LVIP Wilshire Profile Funds–8

LVIP Wilshire Profile Funds
Statements of Operations
Six Months Ended June 30, 2010 (Unaudited)

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$53,048	$114,004	$98,277	$39,958

EXPENSES:
Management fees	36,178	83,800	74,857	49,172
Accounting and administration expenses	25,225	26,839	26,531	25,664
Distribution expenses-Service Class	13,297	25,302	18,075	10,715
Professional fees	8,812	9,244	9,110	8,956
Reports and statements to shareholders	2,553	6,688	5,768	4,021
Trustees’ fees	445	1,043	915	608
Custodian fees	—	11	158	133
Other	1,927	2,559	2,562	2,268

	88,437	155,486	137,976	101,537
Less expenses waived/reimbursed	(46,198)	(63,144)	(60,015)	(51,485)

Total operating expenses	42,239	92,342	77,961	50,052

NET INVESTMENT INCOME (LOSS)	10,809	21,662	20,316	(10,094)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from sale of investments in affiliated investment companies	(73,473)	(245,745)	(104,536)	(127,325)
Net realized gain (loss) from sale of investments in unaffiliated investment companies	321,331	541,280	298,899	(1,642)

Net realized gain (loss) on investments	247,858	295,535	194,363	(128,967)

Net change in unrealized appreciation/depreciation of investments	(956,639)	(2,328,657)	(2,822,276)	(2,442,559)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(708,781)	(2,033,122)	(2,627,913)	(2,571,526)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(697,972)	$(2,011,460)	$(2,607,597)	$(2,581,620)

See accompanying notes

LVIP Wilshire Profile Funds–9

LVIP Wilshire Profile Funds
Statements of Changes in Net Assets

	LVIP		LVIP		LVIP		LVIP
	Wilshire 2010		Wilshire 2020		Wilshire 2030		Wilshire 2040
	Profile Fund		Profile Fund		Profile Fund		Profile Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year	Ended	Year
	6/30/10	Ended	6/30/10	Ended	6/30/10	Ended	6/30/10	Ended
	(Unaudited)	12/31/09	(Unaudited)	12/31/09	(Unaudited)	12/31/09	(Unaudited)	12/31/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,809	$423,516	$21,662	$934,773	$20,316	$740,070	$(10,094)	$449,562
Net realized gain (loss) on investments	247,858	(3,139,650)	295,535	(7,557,280)	194,363	(7,211,280)	(128,967)	(4,329,762)
Net change in unrealized appreciation/depreciation of investments	(956,639)	7,708,739	(2,328,657)	18,262,692	(2,822,276)	17,001,648	(2,442,559)	11,698,406

Net increase (decrease) in net assets resulting from operations	(697,972)	4,992,605	(2,011,460)	11,640,185	(2,607,597)	10,530,438	(2,581,620)	7,818,206

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(236,147)	—	(653,611)	—	(541,091)	—	(282,978)
Service Class	—	(159,382)	—	(272,100)	—	(170,086)	—	(97,270)
Net realized gain on investments:
Standard Class	—	(132,456)	—	(479,443)	—	(351,303)	—	(252,848)
Service Class	—	(104,093)	—	(232,877)	—	(130,462)	—	(93,725)

	—	(632,078)	—	(1,638,031)	—	(1,192,942)	—	(726,821)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,454,007	10,442,872	10,388,593	17,379,466	9,456,990	19,644,466	7,377,516	16,531,542
Service Class	1,166,333	7,614,411	2,464,158	8,046,848	1,566,190	8,729,715	1,645,698	8,034,930
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	368,603	—	1,133,054	—	892,394	—	535,826
Service Class	—	263,475	—	504,977	—	300,548	—	190,995

	6,620,340	18,689,361	12,852,751	27,064,345	11,023,180	29,567,123	9,023,214	25,293,293

Cost of shares repurchased:
Standard Class	(1,985,319)	(7,039,583)	(4,293,781)	(7,494,426)	(2,466,376)	(5,203,597)	(3,090,232)	(3,753,269)
Service Class	(1,689,262)	(5,538,824)	(1,192,102)	(3,636,090)	(1,752,755)	(3,664,174)	(752,661)	(6,360,259)

	(3,674,581)	(12,578,407)	(5,485,883)	(11,130,516)	(4,219,131)	(8,867,771)	(3,842,893)	(10,113,528)

Increase in net assets derived from capital share transactions	2,945,759	6,110,954	7,366,868	15,933,829	6,804,049	20,699,352	5,180,321	15,179,765

NET INCREASE IN NET ASSETS	2,247,787	10,471,481	5,355,408	25,935,983	4,196,452	30,036,848	2,598,701	22,271,150
NET ASSETS:
Beginning of period	26,628,516	16,157,035	61,850,967	35,914,984	55,464,532	25,427,684	36,751,008	14,479,858

End of period	$28,876,303	$26,628,516	$67,206,375	$61,850,967	$59,660,984	$55,464,532	$39,349,709	$36,751,008

Undistributed net investment income	$367,463	$356,654	$818,410	$796,748	$656,766	$636,450	$434,990	$434,990

See accompanying notes

LVIP Wilshire Profile Funds–10

LVIP Wilshire 2010 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire 2010 Profile Fund Standard Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$9.571	$7.899	$10.613	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.008	0.176	0.274	0.150
Net realized and unrealized gain (loss) on investments	(0.219)	1.743	(2.813)	0.511

Total from investment operations	(0.211)	1.919	(2.539)	0.661

Less dividends and distributions from:
Net investment income	—	(0.158)	(0.166)	(0.048)
Net realized gain on investments	—	(0.089)	(0.009)	—

Total dividends and distributions	—	(0.247)	(0.175)	(0.048)

Net asset value, end of period	$9.360	$9.571	$7.899	$10.613

Total return[4]	(2.20% )	24.40%	(23.91% )	6.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,684	$15,684	$9,428	$4,395
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.52%	0.63%	0.85%	3.43%
Ratio of net investment income to average net assets	0.17%	2.05%	2.93%	2.12%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15% )	1.62%	2.33%	(1.06% )
Portfolio turnover	43%	114%	75%	72%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–11

LVIP Wilshire 2010 Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire 2010 Profile Fund Service Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$9.573	$7.903	$10.608	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.004)	0.155	0.251	0.133
Net realized and unrealized gain (loss) on investments	(0.219)	1.741	(2.808)	0.509

Total from investment operations	(0.223)	1.896	(2.557)	0.642

Less dividends and distributions from:
Net investment income	—	(0.137)	(0.139)	(0.034)
Net realized gain on investments	—	(0.089)	(0.009)	—

Total dividends and distributions	—	(0.226)	(0.148)	(0.034)

Net asset value, end of period	$9.350	$9.573	$7.903	$10.608

Total return[4]	(2.33% )	24.10%	(24.10% )	6.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,192	$10,945	$6,729	$1,588
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.77%	0.88%	1.10%	3.68%
Ratio of net investment income (loss) to average net assets	(0.08% )	1.80%	2.68%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40% )	1.37%	2.08%	(1.31% )
Portfolio turnover	43%	114%	75%	72%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–12

LVIP Wilshire 2020 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire 2020 Profile Fund Standard Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$9.202	$7.547	$10.494	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.006	0.167	0.239	0.130
Net realized and unrealized gain (loss) on investments	(0.257)	1.759	(3.060)	0.407

Total from investment operations	(0.251)	1.926	(2.821)	0.537

Less dividends and distributions from:
Net investment income	—	(0.155)	(0.116)	(0.043)
Net realized gain on investments	—	(0.116)	(0.010)	—

Total dividends and distributions	—	(0.271)	(0.126)	(0.043)

Net asset value, end of period	$8.951	$9.202	$7.547	$10.494

Total return[4]	(2.73% )	25.66%	(26.89% )	5.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,082	$42,389	$24,786	$9,355
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.39%	0.45%	0.56%	1.70%
Ratio of net investment income to average net assets	0.14%	2.02%	2.66%	1.86%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05% )	1.77%	2.35%	0.41%
Portfolio turnover	34%	83%	55%	61%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–13

LVIP Wilshire 2020 Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire 2020 Profile Fund Service Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$9.205	$7.552	$10.490	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.005)	0.146	0.217	0.113
Net realized and unrealized gain (loss) on investments	(0.257)	1.758	(3.056)	0.406

Total from investment operations	(0.262)	1.904	(2.839)	0.519

Less dividends and distributions from:
Net investment income	—	(0.135)	(0.089)	(0.029)
Net realized gain on investments	—	(0.116)	(0.010)	—

Total dividends and distributions	—	(0.251)	(0.099)	(0.029)

Net asset value, end of period	$8.943	$9.205	$7.552	$10.490

Total return[4]	(2.85% )	25.35%	(27.07% )	5.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,124	$19,462	$11,129	$2,344
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.64%	0.70%	0.81%	1.95%
Ratio of net investment income (loss) to average net assets	(0.11% )	1.77%	2.41%	1.61%
Ratio of net investment income (loss) to average net assets prior expenses waived/reimbursed	(0.30% )	1.52%	2.10%	0.16%
Portfolio turnover	34%	83%	55%	61%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–14

LVIP Wilshire 2030 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire 2030 Profile Fund Standard Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$9.096	$7.298	$10.661	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.006	0.160	0.214	0.115
Net realized and unrealized gain (loss) on investments	(0.369)	1.869	(3.493)	0.588

Total from investment operations	(0.363)	2.029	(3.279)	0.703

Less dividends and distributions from:
Net investment income	—	(0.139)	(0.075)	(0.042)
Net realized gain on investments	—	(0.092)	(0.009)	—

Total dividends and distributions	—	(0.231)	(0.084)	(0.042)

Net asset value, end of period	$8.733	$9.096	$7.298	$10.661

Total return[4]	(3.99% )	27.95%	(30.78% )	7.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,178	$41,203	$19,388	$6,438
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.40%	0.48%	0.70%	2.86%
Ratio of net investment income to average net assets	0.13%	1.97%	2.43%	1.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.07% )	1.69%	1.98%	(1.00% )
Portfolio turnover	27%	78%	29%	47%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–15

LVIP Wilshire 2030 Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire 2030 Profile Fund Service Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$9.100	$7.303	$10.657	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.006)	0.140	0.192	0.097
Net realized and unrealized gain (loss) on investments	(0.369)	1.869	(3.489)	0.588

Total from investment operations	(0.375)	2.009	(3.297)	0.685

Less dividends and distributions from:
Net investment income	—	(0.120)	(0.048)	(0.028)
Net realized gain on investments	—	(0.092)	(0.009)	—

Total dividends and distributions	—	(0.212)	(0.057)	(0.028)

Net asset value, end of period	$8.725	$9.100	$7.303	$10.657

Total return[4]	(4.12% )	27.65%	(30.95% )	6.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,483	$14,262	$6,040	$1,029
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.65%	0.73%	0.95%	3.11%
Ratio of net investment income (loss) to average net assets	(0.12% )	1.72%	2.18%	1.36%
Ratio of net investment income (loss) to average net assets prior expenses waived/reimbursed	(0.32% )	1.44%	1.73%	(1.25% )
Portfolio turnover	27%	78%	29%	47%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–16

LVIP Wilshire 2040 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire 2040 Profile Fund Standard Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$8.602	$6.726	$10.498	$10.000

Income (loss) from investment operations:
Net investment income[3]	—	0.138	0.179	0.127
Net realized and unrealized gain (loss) on investments	(0.515)	1.934	(3.910)	0.453

Total from investment operations	(0.515)	2.072	(3.731)	0.580

Less dividends and distributions from:
Net investment income	—	(0.103)	(0.035)	(0.082)
Net realized gain on investments	—	(0.093)	(0.006)	—

Total dividends and distributions	—	(0.196)	(0.041)	(0.082)

Net asset value, end of period	$8.087	$8.602	$6.726	$10.498

Total return[4]	(5.99% )	30.96%	(35.54% )	5.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,833	$28,560	$10,225	$3,285
Ratio of expenses to average net assets[5]	0.20%	0.20%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.46%	0.58%	1.01%	5.14%
Ratio of net investment income to average net assets	0.00%	1.83%	2.13%	1.80%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.26% )	1.45%	1.37%	(3.09% )
Portfolio turnover	16%	81%	41%	41%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–17

LVIP Wilshire 2040 Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire 2040 Profile Fund Service Class
	Six Months
	Ended			4/30/07[2]
	6/30/10[1]	Year Ended		to
	(Unaudited)	12/31/09	12/31/08	12/31/07

Net asset value, beginning of period	$8.591	$6.729	$10.495	$10.000

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)	0.119	0.158	0.110
Net realized and unrealized gain (loss) on investments	(0.514)	1.932	(3.905)	0.453

Total from investment operations	(0.525)	2.051	(3.747)	0.563

Less dividends and distributions from:
Net investment income	—	(0.096)	(0.013)	(0.068)
Net realized gain on investments	—	(0.093)	(0.006)	—

Total dividends and distributions	—	(0.189)	(0.019)	(0.068)

Net asset value, end of period	$8.066	$8.591	$6.729	$10.495

Total return[4]	(6.11% )	30.63%	(35.71% )	5.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,517	$8,191	$4,255	$579
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.71%	0.83%	1.26%	5.39%
Ratio of net investment income (loss) to average net assets	(0.25% )	1.58%	1.88%	1.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.51% )	1.20%	1.12%	(3.34% )
Portfolio turnover	16%	81%	41%	41%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–18

LVIP Wilshire Profile Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)

Lincoln Variable Insurance Products Trust (LVIP or the Trust) is organized as a Delaware statutory trust and consists of 42 series (Series). These financial statements and the related notes pertain to the LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund (each, a Fund, or collectively, Funds). The financial statements of the other Series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (Lincoln Life) and its affiliates (collectively, the Companies) for allocation to their variable annuity products and variable universal life products.

The Funds will invest in other open-end investment companies (mutual funds) that are advised by Lincoln Investment Advisors Corporation (LIAC), or non-affiliated funds from a select group of investment management firms (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The Funds are Target Maturity Profile Funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

The Funds’ investment objective is the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–The value of the Funds’ investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities are valued at market value.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2010.

2.	Management Fees and Other Transactions With Affiliates
LIAC is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of average daily net assets of each Fund. This agreement will continue at least through April 30, 2011 and renew automatically for one year terms unless the advisor provides written notice of termination to the Funds.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund fees and expenses and distribution fees) exceeded 0.20% of average daily net assets. The agreement will continue at least through April 30, 2011, and renew automatically for one year terms unless the advisor provides written notice of termination to the Funds.

Wilshire Associates Incorporated (Sub-Advisor) is responsible for the day-to-day management of the Funds’ investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Advisor a fee at an annual rate based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP

LVIP Wilshire Profile Funds–19

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund, (Profile Funds) as follows: 0.08% for the first $500 million of the Profile Funds’ average daily net assets; 0.06% of the next $500 million, 0.05% of the next $2 billion; and 0.04% of any excess of the Profile Funds’ average daily net assets over $3 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Funds. For these services, each Fund pays BNY Mellon an annual fee of $47,000.

Pursuant to an Administration Agreement, Lincoln Life, an affiliate of LIAC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust will pay $1,045,236 for the year ending December 31, 2010, which is allocated to the Series based on average daily net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2010, fees for administrative and support services amounted as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Administration fees	$956	$2,217	$1,975	$1,299
Support fees	269	623	556	365

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (Plan Fee) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the statements of operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. Delaware Management Company, LIAC, Dreyfus and PIMCO serve as the investment managers for the Underlying Funds.

At June 30, 2010, the Funds had receivables due from or liabilities payable to affiliates as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Receivable from LIAC	$1,529	$—	$—	$600
Management fees payable to LIAC	—	3,348	2,275	—
Distribution fees payable to LFD	2,136	4,210	2,824	1,800

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

3.	Investments
For the six months ended June 30, 2010, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Purchases	$9,120,102	$18,774,647	$15,286,657	$8,386,211
Sales	6,143,910	11,269,033	8,097,812	3,197,364

LVIP Wilshire Profile Funds–20

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Cost of investments	$25,526,178	$60,133,456	$53,677,883	$35,509,130

Aggregate unrealized appreciation	$3,441,147	$7,397,373	$6,216,704	$4,216,992
Aggregate unrealized depreciation	(23,556)	(73,093)	(130,180)	(413,379)

Net unrealized appreciation	$3,417,591	$7,324,280	$6,086,524	$3,803,613

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund
Level 1
Investment Companies	$28,933,151	$67,326,807	$59,764,407	$39,312,743
Short-Term	10,618	130,929	—	—

Total	$28,943,769	$67,457,736	$59,764,407	$39,312,743

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2010. The tax character of dividends and distributions paid during the year ended December 31, 2009 was as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Year Ended December 31, 2009:
Ordinary income	$416,402	$981,988	$711,177	$384,563
Long-term capital gain	215,676	656,043	481,765	342,258

Total	$632,078	$1,638,031	$1,192,942	$726,821

LVIP Wilshire Profile Funds–21

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Shares of beneficial interest	$29,452,172	$68,692,460	$60,432,523	$39,869,918
Undistributed ordinary income	367,463	818,410	656,766	434,990
Realized gains (losses) 1/1/10–6/30/10	175,557	(220,093)	99,824	(52,404)
Capital loss carryforwards 12/31/09	(4,536,480)	(9,408,682)	(7,614,653)	(4,706,408)
Unrealized appreciation of investments	3,417,591	7,324,280	6,086,524	3,803,613

Net assets	$28,876,303	$67,206,375	$59,660,984	$39,349,709

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and pass-through consent dividends from the Underlying Funds.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

LVIP
Wilshire 2040
Profile Fund

Paid-in capital	$(10,094)
Accumulated net investment loss	10,094

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 for each Fund will expire as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

2017	$4,536,480	$9,408,682	$7,614,653	$4,706,408

For the six months ended June 30, 2010, the Funds had the following capital gains (losses), which may reduce (increase) the capital loss carryforwards:

LVIP	LVIP	LVIP	LVIP
Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
Profile Fund	Profile Fund	Profile Fund	Profile Fund

$175,557	$(220,093)	$99,824	$(52,404)

LVIP Wilshire Profile Funds–22

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	LVIP		LVIP		LVIP		LVIP
	Wilshire 2010		Wilshire 2020		Wilshire 2030		Wilshire 2040
	Profile Fund		Profile Fund		Profile Fund		Profile Fund
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09	6/30/10	12/31/09

Shares sold:
Standard Class	562,199	1,243,253	1,115,974	2,138,162	1,029,618	2,414,426	851,757	2,232,119
Service Class	120,834	914,573	263,844	1,028,103	170,184	1,180,994	189,414	1,158,975
Shares issued upon reinvestment of dividend and distributions:
Standard Class	—	39,739	—	127,541	—	102,150	—	65,499
Service Class	—	28,505	—	57,043	—	34,544	—	23,412

	683,033	2,226,070	1,379,818	3,350,849	1,199,802	3,732,114	1,041,171	3,480,005

Shares repurchased:
Standard Class	(204,756)	(837,881)	(462,610)	(943,513)	(271,311)	(643,585)	(359,025)	(497,737)
Service Class	(174,099)	(651,153)	(127,810)	(444,584)	(192,082)	(475,330)	(87,038)	(861,207)

	(378,855)	(1,489,034)	(590,420)	(1,388,097)	(463,393)	(1,118,915)	(446,063)	(1,358,944)

Net increase	304,178	737,036	789,398	1,962,752	736,409	2,613,199	595,108	2,121,061

7.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8.	Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Funds’ financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wilshire Profile Funds–23

Item 2. Code of Ethics
Not Applicable.
Item 3. Audit Committee Financial Expert
Not Applicable.
Item 4. Principle Accountant Fees and Services
(a) Audit Fees
Not Applicable.
(b) Audit-Related Fees
Not Applicable.
(c) Tax Fees
Not Applicable.
(d) All Other Fees
Not Applicable.
(e) (1) Audit Committee Pre-Approval Policies and Procedures
Not Applicable.
(e)(2) Not Applicable.
(f) Not Applicable.
(g) Aggregate Non-Audit Fees
Not Applicable.
(h) Principal Accountant’s Independence
Not Applicable.
Item 5. Audit Committee of Listed Registrants
Not Applicable.

Item 6. Schedule of Investments
(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not Applicable.
Item 11. Controls and Procedures
          (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
          (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.
(a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Lincoln Variable Insurance Products Trust (Registrant)

/s/ Daniel R. Hayes
Daniel R. Hayes
President (Signature and Title)

Date: August 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel R. Hayes
Daniel R. Hayes
President (Signature and Title)

Date: August 26, 2010

By	/s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer (Signature and Title)

Date: August 26, 2010